UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7803

Name of Registrant: Vanguard Scottsdale Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2010 – August 31, 2011

Item 1: Reports to Shareholders

Annual Report | August 31, 2011

Vanguard Sector Bond Index Funds

Vanguard Short-Term Government Bond Index Fund
Vanguard Intermediate-Term Government Bond Index Fund
Vanguard Long-Term Government Bond Index Fund
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund
Vanguard Mortgage-Backed Securities Index Fund

> For the 12 months ended August 31, 2011, Vanguard’s Sector Bond Index Funds produced solid returns in a period marked by pronounced ups and downs.

> Vanguard Intermediate-Term Corporate Bond Index Fund delivered the highest return of the group; Vanguard Short-Term Government Bond Index Fund delivered the lowest.

> In general, bond yields finished the period below their yields at the start.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Short-Term Government Bond Index Fund.	10
Intermediate-Term Government Bond Index Fund.	26
Long-Term Government Bond Index Fund.	42
Short-Term Corporate Bond Index Fund.	57
Intermediate-Term Corporate Bond Index Fund.	87
Long-Term Corporate Bond Index Fund.	116
Mortgage-Backed Securities Index Fund.	141
About Your Fund’s Expenses.	159
Trustees Approve Advisory Arrangement.	162
Glossary.	163

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended August 31, 2011

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Short-Term Government Bond Index Fund
Signal® Shares	0.18%	0.67%	0.73%	1.40%
Institutional Shares	0.18	0.72	0.71	1.43
ETF Shares	0.17
Market Price				1.35
Net Asset Value				1.39
Barclays Capital U.S. 1–3 Year Government Float
Adjusted Index				1.53
Short U.S. Government Funds Average				1.35
Short U.S. Government Funds Average: Derived from data provided by Lipper Inc.
Vanguard Intermediate-Term Government Bond Index Fund
Signal® Shares	1.11%	2.18%	3.13%	5.31%
Institutional Shares	1.12	2.22	3.14	5.36
ETF Shares	1.11
Market Price				5.41
Net Asset Value				5.30
Barclays Capital U.S. 3–10 Year Government Float
Adjusted Index				5.53
Intermediate U.S. Government Funds Average				3.53
Intermediate U.S. Government Funds Average: Derived from data provided by Lipper Inc.
Vanguard Long-Term Government Bond Index Fund
Signal® Shares	3.24%	3.85%	0.81%	4.66%
Institutional Shares	3.24	3.90	0.77	4.67
ETF Shares	3.26
Market Price				4.61
Net Asset Value				4.63
Barclays Capital U.S. Long Government Float
Adjusted Index				5.11
General U.S. Government Funds Average				3.06
General U.S. Government Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

Your Fund’s Total Returns

Fiscal Year Ended August 31, 2011

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Short-Term Corporate Bond Index Fund
Signal® Shares (Inception: 11/18/2010)	1.92%	1.96%	0.32%	2.28%
Institutional Shares	1.95	2.42	0.59	3.01
ETF Shares	1.93
Market Price				3.31
Net Asset Value				2.94
Barclays Capital U.S. 1–5 Year Corporate Bond
Index				3.45
Short-Intermediate Investment-Grade Debt Funds
Average				2.99
Short-Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.
Vanguard Intermediate-Term Corporate Bond Index Fund
Signal® Shares	3.66%	4.19%	1.46%	5.65%
Institutional Shares	3.68	4.25	1.45	5.70
ETF Shares	3.67
Market Price				6.25
Net Asset Value				5.65
Barclays Capital U.S. 5–10 Year Corporate Bond
Index				6.19
Intermediate Investment-Grade Debt Funds
Average				4.19
Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

Your Fund’s Total Returns

Fiscal Year Ended August 31, 2011

	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Long-Term Corporate Bond Index Fund
Signal® Shares	5.25%	5.31%	-1.10%	4.21%
Institutional Shares	5.26	5.37	-1.12	4.25
ETF Shares	5.23
Market Price				4.42
Net Asset Value				4.19
Barclays Capital U.S. 10+ Year Corporate Bond
Index				5.18
Corporate A-Rated Debt Funds Average				4.27
Corporate A-Rated Debt Funds Average: Derived from data provided by Lipper Inc.
Vanguard Mortgage-Backed Securities Index Fund
Signal® Shares	2.81%	2.33%	2.83%	5.16%
ETF Shares	2.81
Market Price				5.02
Net Asset Value				5.14
Barclays Capital U.S. MBS Float Adjusted Index				5.11
U.S. Mortgage Funds Average				5.05
U.S. Mortgage Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Chairman’s Letter

Dear Shareholder,

The Vanguard Sector Bond Index Funds captured the returns of their respective market segments during a period marked by swift and dramatic changes in investor sentiment and prevailing interest rates. For the full 12 months, returns ranged from 1.39% for Vanguard Short-Term Government Bond Index Fund’s ETF Shares (as calculated by changes in net asset value, adjusted for distributions) to 5.70% for the Institutional Shares of Vanguard Intermediate-Term Corporate Bond Index Fund.

The 30-day SEC yields of the short- and intermediate-term funds declined over the period; the yields of the mortgage-backed securities fund and the two long-term funds were unchanged or slightly higher.

The Vanguard Short- and Long-Term Corporate Bond Index Funds finished the period a step behind the average returns of their peer groups; the rest of the sector bond index funds outperformed their peer-group averages.

As expected, there were differences between fund and index returns that can be attributed to the real impact of operating and transaction costs and to the funds’ sampling strategy. (It’s impractical to own every single security in the indexes; instead, we use a sophisticated sampling method-ology to capture the indexes’ investment characteristics.) We expect these gaps to moderate, though not necessarily disappear, as the funds’ asset bases increase. The gaps also reflect differences in the bond-pricing models used by the index provider and Vanguard. These gaps generally disappear in the normal course of bond market trading.

Solid 12-month returns in a tale of two markets
Even as yields hovered near generational lows, the U.S. bond market produced solid returns in a fiscal year marked by distinct periods of weakness and strength.

In the first half of the year, yields rose (and prices declined) as the prospect of improved economic growth and inflationary pressures set the market’s tone. In the second half, risk aversion was on the rise. Investors bid up Treasuries, trimming the yield of the 10-year Treasury note to barely 2%.

The rush into investment-grade bonds (Treasuries, in particular) boosted near-term returns, even as declining yields implied more modest results on subsequent bond purchases. For the full year, the taxable investment-grade U.S. bond market returned 4.62%; the broad municipal bond market returned 2.66%.

The yields of money market instruments remained near zero, consistent with the Federal Reserve’s target for short-term interest rates. Toward the end of the period, the Fed indicated that it expected to maintain this exceptionally low target at least through mid-2013.

Market Barometer
		Average Annual Total Returns
		Periods Ended August 31, 2011
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	4.62%	7.23%	6.56%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	2.66	6.00	4.94
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.24	1.69

Stocks
Russell 1000 Index (Large-caps)	19.06%	0.84%	1.11%
Russell 2000 Index (Small-caps)	22.19	0.83	1.53
Dow Jones U.S. Total Stock Market Index	19.16	1.18	1.52
MSCI All Country World Index ex USA (International)	10.34	-0.97	0.79

CPI
Consumer Price Index	3.77%	1.12%	2.13%

A stock market rally followed by a partial retreat
The bond market’s midyear pivot was mirrored in the stock market. During the first six months, stock prices surged, with the broad U.S. stock market returning about 29%. As the slow, grinding economic recovery seemed to gather momentum, energy and industrial stocks, which are keenly sensitive to the rhythms of the business cycle, produced the best returns.

In the second six months, growth decelerated and stock market volatility spiked, amplified by Europe’s sovereign-debt drama, political wrangling over the U.S. debt ceiling, and Standard & Poor’s decision to downgrade the U.S. credit rating. (Vanguard’s confidence in the “full faith and credit” of the U.S. government remains unshaken.) Stock prices retreated, and those sectors that led the market in the first half lost ground in the second, displaced by defensive sectors such as utilities and consumer staples.

Same dynamics, different degrees of response
The performance of both investment- grade corporate and government bonds responded to similar dynamics in the 12 months ended August 31. In part because

Expense Ratios
Your Fund Compared With Its Peer Group

	Signal	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Short-Term Government Bond Index Fund	0.15%	0.09%	0.15%	0.86%
Intermediate-Term Government Bond Index
Fund	0.15	0.09	0.15	0.93
Long-Term Government Bond Index Fund	0.15	0.09	0.15	1.14
Short-Term Corporate Bond Index Fund	0.15	0.09	0.15	0.87
Intermediate-Term Corporate Bond Index
Fund	0.15	0.09	0.15	0.91
Long-Term Corporate Bond Index Fund	0.15	0.09	0.15	1.05
Mortgage-Backed Securities Index Fund	0.15	—	0.15	0.92

The fund expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2011, the funds’ expense ratios were: for the Short-Term Government Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Intermediate-Term Government Bond Index Fund, 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Long-Term Government Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Short-Term Corporate Bond Index Fund, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Long-Term Corporate Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; and for the Mortgage-Backed Securities Index Fund, 0.15% for Signal Shares and 0.15% for ETF Shares. For the Short-Term Corporate Bond Index Fund Signal Shares, the annualized expense ratio from inception on November 18, 2010, through August 31, 2011, was 0.14%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the Short-Term Government Bond Index Fund, Short U.S. Government Funds; for the Intermediate-Term Government Bond Index Fund, Intermediate U.S. Government Funds; for the Long-Term Government Bond Index Fund, General U.S. Government Funds; for the Short-Term Corporate Bond Index Fund, Short-Intermediate Investment-Grade Debt Funds; for the Intermediate-Term Corporate Bond Index Fund, Intermediate Investment-Grade Debt Funds; for the Long-Term Corporate Bond Index Fund, Corporate A-Rated Debt Funds; for the Mortgage-Backed Securities Index Fund, U.S. Mortgage Funds.

of their greater liquidity, which makes them a better barometer of fast-changing investor sentiment, government bonds responded to these dynamics in a more dramatic fashion.

In the first half of the fiscal year, as economic reports and the surprising strength of corporate earnings encouraged investors to seek opportunities beyond the relatively scant yields on longer-term investment-grade bonds, Vanguard Long-Term Corporate Bond Index Fund returned about –3%; the long-term government fund returned about –10%. Vanguard Intermediate-Term Government Bond Index Fund, also produced a negative return. The other intermediate- and short-term funds held up better as interest income offset negative price returns.

In the second half of the year, gathering economic gloom cast a shadow on the stock market and other riskier assets. Investors sought safety in investment-grade bonds. Vanguard Long-Term Government Bond Index Fund returned more than 16% for the six-month period; its corporate counterpart returned almost 8%. The shorter-maturity funds also registered strong returns as investors bid up prices.

Over the full 12 months, the funds’ weak start and strong finish added up to modestly positive returns at the short end of the yield curve, respectable 5%-plus returns for the intermediate-term government and corporate bond funds, and 4%-plus returns at the long end. Vanguard Mortgage-Backed Securities Index Fund

Yields of U.S. Treasury Securities
	August 31,	August 31,
Maturity	2010	2011
2 years	0.48%	0.19%
3 years	0.70	0.32
5 years	1.34	0.95
10 years	2.48	2.22
30 years	3.53	3.59
Source: Vanguard.

kept pace with Vanguard Intermediate-Term Government Bond Index Fund, a surprising result in a period of declining rates.

When mortgage rates tumble, as they did over the fiscal year, the returns of mortgage-backed securities can be restrained as homeowners refinance into lower-cost, and thus lower-returning, mortgages. As the economy and the housing market struggled and mortgage lending standards tightened, however, homeowners have been less able to take advantage of lower mortgage rates, reducing the securities’ prepayment risk.

A balanced response to unnerving shocks
Since their introduction almost two years ago, the Vanguard Sector Bond Index Funds have provided exposure to narrow segments of the investment-grade U.S. bond market, allowing investors to round out incomplete portfolios or execute strategies tailored to a unique goal. Like Vanguard’s more broadly diversified index funds, the Sector Bond Index Funds benefit from the Fixed Income Group’s pioneering work in index fund management and from the funds’ low costs.

Over the past year, these timeless benefits have been eclipsed by disappointing economic reports, policymaking strife, and investors’ swift reactions in the stock and bond markets. As always, the most effective preparation for these shocks is to maintain a diversified portfolio balanced between riskier assets such as stock funds and risk-reducing assets such as bond and money market funds. An investment mix consistent with your goals and risk tolerance can help reinforce your resolve to stick with a sensible plan through good times and bad.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
September 14, 2011

Your Fund’s Performance at a Glance
August 31, 2010 , Through August 31, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Short-Term Government Bond Index
Fund
Signal Shares	$20.25	$20.39	$0.135	$0.008
Institutional Shares	25.45	25.62	0.183	0.010
ETF Shares	60.70	61.11	0.405	0.024
Vanguard Intermediate-Term Government
Bond Index Fund
Signal Shares	$21.49	$21.94	$0.441	$0.208
Institutional Shares	26.65	27.21	0.558	0.258
ETF Shares	63.58	64.91	1.304	0.616
Vanguard Long-Term Government Bond Index
Fund
Signal Shares	$22.75	$22.91	$0.781	$0.021
Institutional Shares	28.87	29.06	1.004	0.027
ETF Shares	67.61	68.07	2.324	0.063
Vanguard Short-Term Corporate Bond Index
Fund
Signal Shares (Inception: 11/18/2010)	$21.21	$21.26	$0.410	$0.018
Institutional Shares	25.90	26.03	0.618	0.022
ETF Shares	77.68	78.06	1.813	0.065
Vanguard Intermediate-Term Corporate Bond
Index Fund
Signal Shares	$21.76	$21.98	$0.875	$0.093
Institutional Shares	26.90	27.17	1.097	0.114
ETF Shares	80.67	81.49	3.248	0.343
Vanguard Long-Term Corporate Bond Index
Fund
Signal Shares	$22.00	$21.69	$1.100	$0.064
Institutional Shares	27.32	26.93	1.379	0.080
ETF Shares	81.96	80.80	4.095	0.239
Vanguard Mortgage-Backed Securities Index
Fund
Signal Shares	$20.52	$20.76	$0.456	$0.329
ETF Shares	51.31	51.90	1.142	0.822

Short-Term Government Bond Index Fund

Fund Profile
As of August 31, 2011

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSBSX	VSBIX	VGSH
Expense Ratio[1]	0.15%	0.09%	0.15%
30-Day SEC Yield	0.18%	0.18%	0.17%

Financial Attributes
		Barclays
		1–3 Year
		Gov’t	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	127	420	7,873
Yield to Maturity
(before expenses)	0.2%	0.3%	2.3%
Average Coupon	1.7%	1.8%	4.1%
Average Duration	1.8 years	1.8 years	5.1 years
Average Effective
Maturity	1.9 years	1.9 years	7.3 years
Short-Term
Reserves	0.8%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency			100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	3.9%
1 - 3 Years	95.9
3 - 5 Years	0.2

Distribution by Credit Quality (% of portfolio)
U.S. Government	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2011, the expense ratios were 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares.

Short-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 19, 2009, Through August 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/19/2009)	Investment
Short-Term Government Bond Index
Fund ETF Shares Net Asset Value	1.39%	1.73%	$10,310
Short-Term Government Bond Index
Fund ETF Shares Market Price	1.35	1.77	10,317
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	4.62	6.49	11,184
Barclays Capital U.S. 1–3 Year
Government Float Adjusted Index	1.53	1.88	10,338
Short U.S. Government Funds Average	1.35	2.05	10,369

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.
Short U.S. Government Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

Short-Term Government Bond Index Fund

	Average Annual Total Returns
	Periods Ended August 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(12/28/2009)	Investment
Short-Term Government Bond
Index Fund Signal Shares	1.40%	2.13%	$10,360
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	4.62	7.58	11,300
Barclays Capital U.S. 1–3 Year
Government Float Adjusted Index	1.53	2.27	10,382
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(8/23/2010)	Investment
Short-Term Government Bond Index
Fund Institutional Shares	1.43%	1.43%	$5,073,306
Barclays Capital U.S. Aggregate
Float Adjusted Index	4.62	4.91	5,250,873
Barclays Capital U.S. 1–3 Year
Government Float Adjusted Index	1.53	1.54	5,078,561
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 19, 2009, Through August 31, 2011

		Since
	One	Inception
	Year	(11/19/2009)
Short-Term Government Bond Index Fund
ETF Shares Market Price	1.35%	3.17%
Short-Term Government Bond Index Fund
ETF Shares Net Asset Value	1.39	3.10
Barclays Capital U.S. 1–3 Year Government Float
Adjusted Index	1.53	3.38
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Short-Term Government Bond Index Fund

Fiscal-Year Total Returns (%): November 19, 2009, Through August 31, 2011
		Barclays
		1–3 Year
		Gov’t
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	1.69%	1.83%
2011	1.39	1.53

Average Annual Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	12/28/2009	1.18%	0.71%	1.26%	1.97%
Institutional Shares	8/23/2010	—	0.68	0.20	0.88
ETF Shares	11/19/2009
Market Price		1.19			1.60
Net Asset Value		1.22			1.55

Short-Term Government Bond Index Fund

Financial Statements

Statement of Net Assets
As of August 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.6%)
U.S. Government Securities (79.4%)
United States Treasury Note/Bond	1.750%	8/15/12	2,201	2,235
United States Treasury Note/Bond	4.375%	8/15/12	1,305	1,358
United States Treasury Note/Bond	0.375%	8/31/12	841	843
United States Treasury Note/Bond	4.125%	8/31/12	1,144	1,189
United States Treasury Note/Bond	1.375%	9/15/12	2,560	2,592
United States Treasury Note/Bond	0.375%	9/30/12	2,014	2,019
United States Treasury Note/Bond	4.250%	9/30/12	902	942
United States Treasury Note/Bond	1.375%	10/15/12	2,890	2,929
United States Treasury Note/Bond	0.375%	10/31/12	1,311	1,314
United States Treasury Note/Bond	3.875%	10/31/12	3,533	3,685
United States Treasury Note/Bond	1.375%	11/15/12	2,381	2,416
United States Treasury Note/Bond	4.000%	11/15/12	767	802
United States Treasury Note/Bond	0.500%	11/30/12	2,296	2,306
United States Treasury Note/Bond	3.375%	11/30/12	855	889
United States Treasury Note/Bond	1.125%	12/15/12	3,352	3,393
United States Treasury Note/Bond	0.625%	12/31/12	1,753	1,763
United States Treasury Note/Bond	3.625%	12/31/12	2,900	3,033
United States Treasury Note/Bond	1.375%	1/15/13	2,275	2,312
United States Treasury Note/Bond	0.625%	1/31/13	2,285	2,299
United States Treasury Note/Bond	2.875%	1/31/13	1,440	1,495
United States Treasury Note/Bond	1.375%	2/15/13	2,584	2,628
United States Treasury Note/Bond	3.875%	2/15/13	1,644	1,732
United States Treasury Note/Bond	0.625%	2/28/13	2,475	2,491
United States Treasury Note/Bond	2.750%	2/28/13	1,325	1,376
United States Treasury Note/Bond	1.375%	3/15/13	2,656	2,704
United States Treasury Note/Bond	0.750%	3/31/13	2,564	2,586
United States Treasury Note/Bond	2.500%	3/31/13	2,579	2,672
United States Treasury Note/Bond	1.750%	4/15/13	1,241	1,272
United States Treasury Note/Bond	0.625%	4/30/13	2,414	2,431
United States Treasury Note/Bond	3.125%	4/30/13	1,517	1,591
United States Treasury Note/Bond	1.375%	5/15/13	3,707	3,781
United States Treasury Note/Bond	3.625%	5/15/13	1,405	1,487
United States Treasury Note/Bond	0.500%	5/31/13	3,375	3,393
United States Treasury Note/Bond	3.500%	5/31/13	1,355	1,433
United States Treasury Note/Bond	1.125%	6/15/13	2,133	2,168
United States Treasury Note/Bond	0.375%	6/30/13	4,750	4,766
United States Treasury Note/Bond	3.375%	6/30/13	2,387	2,525

Short-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.000%	7/15/13	2,809	2,851
United States Treasury Note/Bond	0.375%	7/31/13	3,100	3,110
United States Treasury Note/Bond	3.375%	7/31/13	2,312	2,452
United States Treasury Note/Bond	0.750%	8/15/13	3,440	3,477
United States Treasury Note/Bond	4.250%	8/15/13	2,938	3,169
United States Treasury Note/Bond	0.125%	8/31/13	2,200	2,197
United States Treasury Note/Bond	3.125%	8/31/13	1,335	1,412
United States Treasury Note/Bond	0.750%	9/15/13	1,498	1,514
United States Treasury Note/Bond	3.125%	9/30/13	1,631	1,730
United States Treasury Note/Bond	0.500%	10/15/13	981	987
United States Treasury Note/Bond	2.750%	10/31/13	1,807	1,905
United States Treasury Note/Bond	0.500%	11/15/13	2,094	2,106
United States Treasury Note/Bond	4.250%	11/15/13	1,923	2,093
United States Treasury Note/Bond	2.000%	11/30/13	627	652
United States Treasury Note/Bond	0.750%	12/15/13	1,979	2,003
United States Treasury Note/Bond	1.500%	12/31/13	1,581	1,627
United States Treasury Note/Bond	1.000%	1/15/14	1,776	1,808
United States Treasury Note/Bond	1.750%	1/31/14	834	864
United States Treasury Note/Bond	1.250%	2/15/14	2,311	2,368
United States Treasury Note/Bond	4.000%	2/15/14	2,254	2,460
United States Treasury Note/Bond	1.875%	2/28/14	1,616	1,681
United States Treasury Note/Bond	1.250%	3/15/14	1,183	1,213
United States Treasury Note/Bond	1.750%	3/31/14	2,004	2,080
United States Treasury Note/Bond	1.250%	4/15/14	2,131	2,186
United States Treasury Note/Bond	1.875%	4/30/14	2,275	2,371
United States Treasury Note/Bond	1.000%	5/15/14	2,420	2,468
United States Treasury Note/Bond	4.750%	5/15/14	1,859	2,083
United States Treasury Note/Bond	2.250%	5/31/14	3,802	4,005
United States Treasury Note/Bond	0.750%	6/15/14	2,300	2,329
United States Treasury Note/Bond	0.625%	7/15/14	4,770	4,813
United States Treasury Note/Bond	0.500%	8/15/14	7,000	7,036
				153,900
Agency Bonds and Notes (19.2%)
1 Ally Financial Inc.	1.750%	10/30/12	550	559
1 Citibank NA	1.750%	12/28/12	450	458
1 Citigroup Funding Inc.	1.875%	10/22/12	675	686
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	45	46
2 Federal Farm Credit Bank	1.750%	2/21/13	200	204
2 Federal Farm Credit Bank	1.375%	6/25/13	60	61
2 Federal Farm Credit Bank	1.125%	2/27/14	100	102
2 Federal Farm Credit Bank	2.625%	4/17/14	550	581
2 Federal Home Loan Banks	1.625%	9/26/12	690	700
2 Federal Home Loan Banks	4.625%	10/10/12	600	629
2 Federal Home Loan Banks	1.625%	11/21/12	410	417
2 Federal Home Loan Banks	1.750%	12/14/12	50	51
2 Federal Home Loan Banks	1.500%	1/16/13	25	25
2 Federal Home Loan Banks	1.625%	3/20/13	25	26
2 Federal Home Loan Banks	1.000%	3/27/13	900	910
2 Federal Home Loan Banks	3.875%	6/14/13	50	53
2 Federal Home Loan Banks	1.875%	6/21/13	1,700	1,747
2 Federal Home Loan Banks	0.500%	8/28/13	1,300	1,304
2 Federal Home Loan Banks	4.000%	9/6/13	250	268
2 Federal Home Loan Banks	0.875%	12/27/13	1,910	1,929
2 Federal Home Loan Banks	2.500%	6/13/14	100	105
2 Federal Home Loan Banks	5.500%	8/13/14	700	803

Short-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	650	663
2	Federal Home Loan Mortgage Corp.	0.375%	11/30/12	250	250
2	Federal Home Loan Mortgage Corp.	0.625%	12/28/12	1,310	1,315
2	Federal Home Loan Mortgage Corp.	0.750%	12/28/12	150	151
2	Federal Home Loan Mortgage Corp.	0.750%	3/28/13	1,675	1,687
2	Federal Home Loan Mortgage Corp.	1.625%	4/15/13	2,780	2,840
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	375	404
2	Federal Home Loan Mortgage Corp.	0.875%	10/28/13	745	753
2	Federal Home Loan Mortgage Corp.	2.500%	1/7/14	265	278
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	200	219
2	Federal Home Loan Mortgage Corp.	1.375%	2/25/14	1,065	1,089
2	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	190	200
2	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	285	306
2	Federal Home Loan Mortgage Corp.	1.000%	7/30/14	325	330
2	Federal Home Loan Mortgage Corp.	1.000%	8/27/14	800	811
2	Federal Home Loan Mortgage Corp.	0.500%	9/19/14	475	474
2	Federal National Mortgage Assn.	4.375%	9/15/12	945	985
2	Federal National Mortgage Assn.	0.625%	9/24/12	200	201
2	Federal National Mortgage Assn.	0.500%	10/30/12	500	501
2	Federal National Mortgage Assn.	0.375%	12/28/12	1,155	1,156
2	Federal National Mortgage Assn.	0.750%	2/26/13	1,200	1,208
2	Federal National Mortgage Assn.	4.375%	3/15/13	1,570	1,668
2	Federal National Mortgage Assn.	1.750%	5/7/13	25	26
2	Federal National Mortgage Assn.	1.500%	6/26/13	475	485
2	Federal National Mortgage Assn.	3.875%	7/12/13	280	298
2	Federal National Mortgage Assn.	0.500%	8/9/13	1,125	1,128
2	Federal National Mortgage Assn.	1.250%	8/20/13	550	560
2	Federal National Mortgage Assn.	2.875%	12/11/13	80	84
2	Federal National Mortgage Assn.	0.750%	12/18/13	2,065	2,080
2	Federal National Mortgage Assn.	2.750%	2/5/14	370	391
2	Federal National Mortgage Assn.	1.250%	2/27/14	600	612
2	Federal National Mortgage Assn.	2.750%	3/13/14	225	238
2	Federal National Mortgage Assn.	1.125%	6/27/14	475	484
2	Federal National Mortgage Assn.	0.875%	8/28/14	1,250	1,263
1	General Electric Capital Corp.	2.000%	9/28/12	115	117
1	General Electric Capital Corp.	2.125%	12/21/12	255	261
					37,180
Total U.S. Government and Agency Obligations (Cost $189,485)					191,080

				Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
3	Vanguard Market Liquidity Fund (Cost $1,465)	0.132%		1,464,608	1,465
Total Investments (99.4%) (Cost $190,950)					192,545
Other Assets and Liabilities (0.6%)
Other Assets					13,577
Liabilities					(12,398)
					1,179
Net Assets (100%)					193,724

Short-Term Government Bond Index Fund

Market
Value
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	192,545
Receivables for Investment Securities Sold	12,568
Other Assets	1,009
Total Assets	206,122
Liabilities
Payables for Investment Securities Purchased	12,057
Other Liabilities	341
Total Liabilities	12,398
Net Assets	193,724

At August 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	191,857
Overdistributed Net Investment Income	(9)
Accumulated Net Realized Gains	281
Unrealized Appreciation (Depreciation)	1,595
Net Assets	193,724

Signal Shares—Net Assets
Applicable to 521,107 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,624
Net Asset Value Per Share—Signal Shares	$20.39

Institutional Shares—Net Assets
Applicable to 1,302,610 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	33,375
Net Asset Value Per Share—Institutional Shares	$25.62

ETF Shares—Net Assets
Applicable to 2,450,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	149,725
Net Asset Value Per Share—ETF Shares	$61.11

See Note A in Notes to Financial Statements.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Operations

Year Ended
August 31, 2011
($000)
Investment Income
Income
Interest[1]	1,110
Total Income	1,110
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8
Management and Administrative—Signal Shares	8
Management and Administrative—Institutional Shares	10
Management and Administrative—ETF Shares	74
Marketing and Distribution—Signal Shares	3
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—ETF Shares	30
Custodian Fees	2
Auditing Fees	41
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	7
Total Expenses	183
Net Investment Income	927
Realized Net Gain (Loss) on Investment Securities Sold	360
Change in Unrealized Appreciation (Depreciation) of Investment Securities	887
Net Increase (Decrease) in Net Assets Resulting from Operations	2,174
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Changes in Net Assets

		November 19,
	Year Ended	2009[1] to
	August 31,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	927	283
Realized Net Gain (Loss)	360	44
Change in Unrealized Appreciation (Depreciation)	887	708
Net Increase (Decrease) in Net Assets Resulting from Operations	2,174	1,035
Distributions
Net Investment Income
Signal Shares	(72)	(25)
Institutional Shares	(127)	(6)
ETF Shares	(737)	(252)
Realized Capital Gain[2]
Signal Shares	(5)	—
Institutional Shares	(4)	—
ETF Shares	(41)	—
Total Distributions	(986)	(283)
Capital Share Transactions
Signal Shares	4,982	5,526
Institutional Shares	25,172	8,005
ETF Shares	69,867	78,232
Net Increase (Decrease) from Capital Share Transactions	100,021	91,763
Total Increase (Decrease)	101,209	92,515
Net Assets
Beginning of Period	92,515	—
End of Period[3]	193,724	92,515

1 Inception.
2 Includes fiscal 2011 short-term gain distributions totaling $50,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($9,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Signal Shares
	Year	Dec. 28,
	Ended	2009[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$20.25	$19.92
Investment Operations
Net Investment Income	.134	.101
Net Realized and Unrealized Gain (Loss) on Investments	.149	.329
Total from Investment Operations	.283	.430
Distributions
Dividends from Net Investment Income	(.135)	(.100)
Distributions from Realized Capital Gains	(.008)	—
Total Distributions	(.143)	(.100)
Net Asset Value, End of Period	$20.39	$20.25

Total Return	1.40%	2.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11	$6
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	0.66%	0.84%[2]
Portfolio Turnover Rate[3]	69%	69%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Year	Aug. 23,
	Ended	2010[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$25.45	$25.46
Investment Operations
Net Investment Income	.183	.005
Net Realized and Unrealized Gain (Loss) on Investments	.180	.003
Total from Investment Operations	.363	.008
Distributions
Dividends from Net Investment Income	(.183)	(.018)
Distributions from Realized Capital Gains	(.010)	—
Total Distributions	(.193)	(.018)
Net Asset Value, End of Period	$25.62	$25.45

Total Return	1.43%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33	$8
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[2]
Ratio of Net Investment Income to Average Net Assets	0.71%	0.90%[2]
Portfolio Turnover Rate[3]	69%	69%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

ETF Shares
	Year	Nov. 19,
	Ended	2009[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$60.70	$60.04
Investment Operations
Net Investment Income	.405	.349
Net Realized and Unrealized Gain (Loss) on Investments	.434	.660
Total from Investment Operations	.839	1.009
Distributions
Dividends from Net Investment Income	(.405)	(.349)
Distributions from Realized Capital Gains	(.024)	—
Total Distributions	(.429)	(.349)
Net Asset Value, End of Period	$61.11	$60.70

Total Return	1.39%	1.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$150	$79
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	0.66%	0.84%[2]
Portfolio Turnover Rate[3]	69%	69%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $29,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Short-Term Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	191,080	—
Temporary Cash Investments	1,465	—	—
Total	1,465	191,080	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended August 31, 2011, the fund realized $64,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $9,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at August 31, 2011, the fund had short-term and long-term capital gains of $156,000 and $125,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At August 31, 2011, the cost of investment securities for tax purposes was $190,950,000. Net unrealized appreciation of investment securities for tax purposes was $1,595,000, consisting of unrealized gains of $1,598,000 on securities that had risen in value since their purchase and $3,000 in unrealized losses on securities that had fallen in value since their purchase.

Short-Term Government Bond Index Fund

E. During the year ended August 31, 2011, the fund purchased $205,391,000 of investment securities and sold $102,350,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

		Year Ended		Inception[1] to
	August 31, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	11,614	574	5,501	275
Issued in Lieu of Cash Distributions	77	4	25	1
Redeemed	(6,709)	(333)	—	—
Net Increase (Decrease)—Signal Shares	4,982	245	5,526	276
Institutional Shares
Issued	25,041	983	7,999	314
Issued in Lieu of Cash Distributions	131	5	6	—
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Shares	25,172	988	8,005	314
ETF Shares
Issued	78,970	1,300	78,232	1,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,103)	(150)	—	—
Net Increase (Decrease)—ETF Shares	69,867	1,150	78,232	1,300

1 Inception was November 19, 2009, for ETF Shares, December 28, 2009, for Signal Shares, and August 23, 2010, for Institutional Shares.

G. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Intermediate-Term Government Bond Index Fund

Fund Profile
As of August 31, 2011

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSIGX	VIIGX	VGIT
Expense Ratio[1]	0.15%	0.09%	0.15%
30-Day SEC Yield	1.11%	1.12%	1.11%

Financial Attributes
		Barclays
		3–10 Year
		Gov’t	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	142	416	7,873
Yield to Maturity
(before expenses)	1.2%	1.2%	2.3%
Average Coupon	3.0%	3.0%	4.1%
Average Duration	5.3 years	5.3 years	5.1 years
Average Effective
Maturity	5.7 years	5.8 years	7.3 years
Short-Term
Reserves	2.2%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency			100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	1.4%
1 - 3 Years	0.7
3 - 5 Years	44.1
5 - 10 Years	53.8

Distribution by Credit Quality (% of portfolio)
U.S. Government	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2011, the expense ratios were 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares.

Intermediate-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 19, 2009, Through August 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/19/2009)	Investment
Intermediate-Term Government Bond
Index Fund ETF Shares Net Asset
Value	5.30%	7.30%	$11,336
Intermediate-Term Government Bond
Index Fund ETF Shares Market Price	5.41	7.38	11,352
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	4.62	6.49	11,184
Barclays Capital U.S. 3–10 Year
Government Float Adjusted Index	5.53	7.48	11,372
Intermediate U.S. Government Funds
Average	3.53	5.40	10,982

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.
Intermediate U.S. Government Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

Intermediate-Term Government Bond Index Fund

	Average Annual Total Returns
	Periods Ended August 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/4/2010)	Investment
Intermediate-Term Government
Bond Index Fund Signal Shares	5.31%	6.87%	$10,740
Barclays Capital U.S.
Aggregate Float Adjusted Index	4.62	5.70	10,613
Barclays Capital U.S. 3–10 Year
Government Float Adjusted Index	5.53	7.05	10,759
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(3/19/2010)	Investment
Intermediate-Term Government Bond
Index Fund Institutional Shares	5.36%	9.09%	$5,673,488
Barclays Capital U.S. Aggregate
Float Adjusted Index	4.62	7.12	5,525,177
Barclays Capital U.S. 3–10 Year
Government Float Adjusted Index	5.53	9.27	5,687,245
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 19, 2009, Through August 31, 2011

		Since
	One	Inception
	Year	(11/19/2009)
Intermediate-Term Government Bond Index Fund
ETF Shares Market Price	5.41%	13.52%
Intermediate-Term Government Bond Index Fund
ETF Shares Net Asset Value	5.30	13.36
Barclays Capital U.S. 3–10 Year Government Float
Adjusted Index	5.53	13.72
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Intermediate-Term Government Bond Index Fund

Fiscal-Year Total Returns (%): November 19, 2009, Through August 31, 2011
		Barclays
		3–10 Year
		Gov’t
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	7.65%	7.76%
2011	5.30	5.53

Average Annual Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	8/4/2010	—	1.96%	0.49%	2.45%
Institutional Shares	3/19/2010	3.47%	2.35	4.04	6.39
ETF Shares	11/19/2009
Market Price		3.40			5.04
Net Asset Value		3.39			4.99

Intermediate-Term Government Bond Index Fund

Financial Statements

Statement of Net Assets
As of August 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.1%)
U.S. Government Securities (90.0%)
United States Treasury Note/Bond	2.625%	6/30/14	16	17
United States Treasury Note/Bond	2.625%	7/31/14	656	700
United States Treasury Note/Bond	2.375%	8/31/14	481	510
United States Treasury Note/Bond	2.375%	9/30/14	2,034	2,159
United States Treasury Note/Bond	2.375%	10/31/14	2,704	2,873
United States Treasury Note/Bond	2.125%	11/30/14	2,695	2,844
United States Treasury Note/Bond	2.625%	12/31/14	2,560	2,746
United States Treasury Note/Bond	2.250%	1/31/15	2,254	2,391
United States Treasury Note/Bond	4.000%	2/15/15	1,027	1,151
United States Treasury Note/Bond	11.250%	2/15/15	461	631
United States Treasury Note/Bond	2.375%	2/28/15	3,584	3,821
United States Treasury Note/Bond	2.500%	3/31/15	2,180	2,335
United States Treasury Note/Bond	2.500%	4/30/15	1,877	2,011
United States Treasury Note/Bond	4.125%	5/15/15	1,710	1,934
United States Treasury Note/Bond	2.125%	5/31/15	2,246	2,377
United States Treasury Note/Bond	1.875%	6/30/15	2,010	2,109
United States Treasury Note/Bond	1.750%	7/31/15	2,080	2,172
United States Treasury Note/Bond	4.250%	8/15/15	633	723
United States Treasury Note/Bond	10.625%	8/15/15	613	853
United States Treasury Note/Bond	1.250%	8/31/15	1,696	1,738
United States Treasury Note/Bond	1.250%	9/30/15	1,724	1,765
United States Treasury Note/Bond	1.250%	10/31/15	1,767	1,808
United States Treasury Note/Bond	4.500%	11/15/15	1,113	1,288
United States Treasury Note/Bond	9.875%	11/15/15	158	218
United States Treasury Note/Bond	1.375%	11/30/15	2,234	2,296
United States Treasury Note/Bond	2.125%	12/31/15	794	841
United States Treasury Note/Bond	2.000%	1/31/16	1,633	1,720
United States Treasury Note/Bond	4.500%	2/15/16	1,085	1,262
United States Treasury Note/Bond	9.250%	2/15/16	266	365
United States Treasury Note/Bond	2.125%	2/29/16	800	848
United States Treasury Note/Bond	2.625%	2/29/16	736	796
United States Treasury Note/Bond	2.250%	3/31/16	1,913	2,037
United States Treasury Note/Bond	2.375%	3/31/16	1,182	1,265
United States Treasury Note/Bond	2.000%	4/30/16	1,870	1,969
United States Treasury Note/Bond	2.625%	4/30/16	2,337	2,526
United States Treasury Note/Bond	5.125%	5/15/16	746	893
United States Treasury Note/Bond	7.250%	5/15/16	123	159

Intermediate-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.750%	5/31/16	2,686	2,795
United States Treasury Note/Bond	3.250%	5/31/16	387	430
United States Treasury Note/Bond	1.500%	6/30/16	2,150	2,210
United States Treasury Note/Bond	3.250%	6/30/16	1,660	1,845
United States Treasury Note/Bond	1.500%	7/31/16	1,890	1,941
United States Treasury Note/Bond	3.250%	7/31/16	1,177	1,308
United States Treasury Note/Bond	4.875%	8/15/16	172	205
United States Treasury Note/Bond	1.000%	8/31/16	2,200	2,203
United States Treasury Note/Bond	3.000%	8/31/16	772	849
United States Treasury Note/Bond	3.000%	9/30/16	950	1,044
United States Treasury Note/Bond	3.125%	10/31/16	707	782
United States Treasury Note/Bond	4.625%	11/15/16	555	656
United States Treasury Note/Bond	7.500%	11/15/16	315	419
United States Treasury Note/Bond	2.750%	11/30/16	3,005	3,265
United States Treasury Note/Bond	3.250%	12/31/16	223	248
United States Treasury Note/Bond	3.125%	1/31/17	2,670	2,954
United States Treasury Note/Bond	4.625%	2/15/17	705	836
United States Treasury Note/Bond	3.000%	2/28/17	927	1,020
United States Treasury Note/Bond	3.250%	3/31/17	2,359	2,626
United States Treasury Note/Bond	3.125%	4/30/17	863	955
United States Treasury Note/Bond	4.500%	5/15/17	669	792
United States Treasury Note/Bond	8.750%	5/15/17	387	550
United States Treasury Note/Bond	2.750%	5/31/17	1,204	1,307
United States Treasury Note/Bond	2.500%	6/30/17	1,646	1,762
United States Treasury Note/Bond	2.375%	7/31/17	1,523	1,618
United States Treasury Note/Bond	4.750%	8/15/17	724	870
United States Treasury Note/Bond	8.875%	8/15/17	1,320	1,904
United States Treasury Note/Bond	1.875%	8/31/17	1,536	1,587
United States Treasury Note/Bond	1.875%	9/30/17	1,658	1,711
United States Treasury Note/Bond	1.875%	10/31/17	1,550	1,599
United States Treasury Note/Bond	4.250%	11/15/17	288	339
United States Treasury Note/Bond	2.250%	11/30/17	2,795	2,944
United States Treasury Note/Bond	2.750%	12/31/17	1,111	1,204
United States Treasury Note/Bond	2.625%	1/31/18	909	978
United States Treasury Note/Bond	3.500%	2/15/18	1,176	1,329
United States Treasury Note/Bond	2.750%	2/28/18	1,006	1,090
United States Treasury Note/Bond	2.875%	3/31/18	1,162	1,267
United States Treasury Note/Bond	2.625%	4/30/18	1,567	1,683
United States Treasury Note/Bond	3.875%	5/15/18	811	937
United States Treasury Note/Bond	9.125%	5/15/18	171	256
United States Treasury Note/Bond	2.375%	5/31/18	1,682	1,778
United States Treasury Note/Bond	2.375%	6/30/18	1,805	1,905
United States Treasury Note/Bond	4.000%	8/15/18	985	1,148
United States Treasury Note/Bond	1.500%	8/31/18	1,300	1,294
United States Treasury Note/Bond	3.750%	11/15/18	2,057	2,365
United States Treasury Note/Bond	9.000%	11/15/18	133	201
United States Treasury Note/Bond	2.750%	2/15/19	1,802	1,943
United States Treasury Note/Bond	8.875%	2/15/19	494	749
United States Treasury Note/Bond	3.125%	5/15/19	2,298	2,535
United States Treasury Note/Bond	3.625%	8/15/19	2,223	2,531
United States Treasury Note/Bond	8.125%	8/15/19	1,184	1,750
United States Treasury Note/Bond	3.375%	11/15/19	2,885	3,225
United States Treasury Note/Bond	3.625%	2/15/20	4,910	5,575
United States Treasury Note/Bond	8.500%	2/15/20	295	449
United States Treasury Note/Bond	3.500%	5/15/20	3,204	3,602

Intermediate-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	8.750%	5/15/20	621	962
United States Treasury Note/Bond	2.625%	8/15/20	3,014	3,157
United States Treasury Note/Bond	8.750%	8/15/20	410	638
United States Treasury Note/Bond	2.625%	11/15/20	3,712	3,873
United States Treasury Note/Bond	3.625%	2/15/21	3,566	4,021
United States Treasury Note/Bond	7.875%	2/15/21	306	458
United States Treasury Note/Bond	3.125%	5/15/21	3,867	4,182
United States Treasury Note/Bond	8.125%	5/15/21	207	316
United States Treasury Note/Bond	2.125%	8/15/21	1,925	1,906
				163,032
Agency Bonds and Notes (8.1%)
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	50	52
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	50	51
1 Federal Farm Credit Bank	1.625%	11/19/14	50	52
1 Federal Farm Credit Bank	1.500%	11/16/15	50	51
1 Federal Farm Credit Bank	4.875%	1/17/17	500	587
1 Federal Home Loan Banks	4.500%	11/14/14	100	112
1 Federal Home Loan Banks	2.750%	12/12/14	675	721
1 Federal Home Loan Banks	3.125%	3/11/16	425	463
1 Federal Home Loan Banks	5.375%	5/18/16	485	579
1 Federal Home Loan Banks	4.750%	12/16/16	240	281
1 Federal Home Loan Banks	4.125%	3/13/20	660	738
1 Federal Home Loan Banks	5.625%	6/11/21	400	495
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	660	745
1 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	50	57
1 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	450	484
1 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,150	1,189
1 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	575	610
1 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	250	301
1 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	525	544
1 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	100	118
1 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	237
1 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	225	270
1 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	425	477
1 Federal National Mortgage Assn.	2.625%	11/20/14	600	639
1 Federal National Mortgage Assn.	5.000%	4/15/15	460	530
1 Federal National Mortgage Assn.	2.375%	7/28/15	1,075	1,140
1 Federal National Mortgage Assn.	4.375%	10/15/15	175	199
1 Federal National Mortgage Assn.	1.625%	10/26/15	75	77
1 Federal National Mortgage Assn.	5.000%	3/15/16	25	29
1 Federal National Mortgage Assn.	2.375%	4/11/16	100	105
1 Federal National Mortgage Assn.	4.875%	12/15/16	100	118
1 Federal National Mortgage Assn.	5.000%	2/13/17	380	450
1 Federal National Mortgage Assn.	5.000%	5/11/17	465	552
1 Federal National Mortgage Assn.	5.375%	6/12/17	535	647
1 Federal National Mortgage Assn.	0.000%	10/9/19	450	334
1 Financing Corp. Fico	10.700%	10/6/17	100	150
Private Export Funding Corp.	3.050%	10/15/14	175	187
Private Export Funding Corp.	2.250%	12/15/17	25	26
1 Tennessee Valley Authority	5.500%	7/18/17	125	151
1 Tennessee Valley Authority	3.875%	2/15/21	75	83
				14,631
Total U.S. Government and Agency Obligations (Cost $168,171)				177,663

Intermediate-Term Government Bond Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
2 Vanguard Market Liquidity Fund (Cost $4,051)	0.132%	4,050,914	4,051
Total Investments (100.3%) (Cost $172,222)			181,714
Other Assets and Liabilities (-0.3%)
Other Assets			4,947
Liabilities			(5,449)
			(502)
Net Assets (100%)			181,212

At August 31, 2011, net assets consisted of:
			Amount
			($000)
Paid-in Capital			171,492
Overdistributed Net Investment Income			(6)
Accumulated Net Realized Gains			234
Unrealized Appreciation (Depreciation)			9,492
Net Assets			181,212

Signal Shares—Net Assets
Applicable to 380,536 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			8,348
Net Asset Value Per Share—Signal Shares			$21.94

Institutional Shares—Net Assets
Applicable to 4,325,977 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			117,694
Net Asset Value Per Share—Institutional Shares			$27.21

ETF Shares—Net Assets
Applicable to 850,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			55,170
Net Asset Value Per Share—ETF Shares			$64.91

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Operations

Year Ended
August 31, 2011
($000)
Investment Income
Income
Interest[1]	2,937
Total Income	2,937
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8
Management and Administrative—Signal Shares	3
Management and Administrative—Institutional Shares	19
Management and Administrative—ETF Shares	19
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	25
Marketing and Distribution—ETF Shares	11
Custodian Fees	3
Auditing Fees	41
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	8
Total Expenses	138
Net Investment Income	2,799
Realized Net Gain (Loss) on Investment Securities Sold	994
Change in Unrealized Appreciation (Depreciation) of Investment Securities	5,068
Net Increase (Decrease) in Net Assets Resulting from Operations	8,861
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Changes in Net Assets

		November 19,
	Year Ended	2009[1] to
	August 31,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,799	883
Realized Net Gain (Loss)	994	988
Change in Unrealized Appreciation (Depreciation)	5,068	4,424
Net Increase (Decrease) in Net Assets Resulting from Operations	8,861	6,295
Distributions
Net Investment Income
Signal Shares	(73)	(6)
Institutional Shares	(1,914)	(537)
ETF Shares	(819)	(339)
Realized Capital Gain[2]
Signal Shares	(22)	—
Institutional Shares	(814)	—
ETF Shares	(308)	—
Total Distributions	(3,950)	(882)
Capital Share Transactions
Signal Shares	4,662	3,365
Institutional Shares	41,161	69,740
ETF Shares	15,628	36,332
Net Increase (Decrease) from Capital Share Transactions	61,451	109,437
Total Increase (Decrease)	66,362	114,850
Net Assets
Beginning of Period	114,850	—
End of Period[3]	181,212	114,850

1 Inception.
2 Includes fiscal 2011 short-term gain distributions totaling $1,144,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($6,000) and $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

Signal Shares
	Year	Aug. 4,
	Ended	2010[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$21.49	$21.11
Investment Operations
Net Investment Income	.441	.033
Net Realized and Unrealized Gain (Loss) on Investments	.658	.385
Total from Investment Operations	1.099	.418
Distributions
Dividends from Net Investment Income	(.441)	(.038)
Distributions from Realized Capital Gains	(.208)	—
Total Distributions	(.649)	(.038)
Net Asset Value, End of Period	$21.94	$21.49

Total Return	5.31%	1.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8	$3
Ratio of Total Expenses to Average Net Assets	0.13%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.10%	2.29%[2]
Portfolio Turnover Rate[3]	41%	106%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Year	March 19,
	Ended	2010[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$26.65	$25.01
Investment Operations
Net Investment Income	.557	.239
Net Realized and Unrealized Gain (Loss) on Investments	.819	1.674
Total from Investment Operations	1.376	1.913
Distributions
Dividends from Net Investment Income	(.558)	(.273)
Distributions from Realized Capital Gains	(.258)	—
Total Distributions	(.816)	(.273)
Net Asset Value, End of Period	$27.21	$26.65

Total Return	5.36%	7.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$118	$73
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[2]
Ratio of Net Investment Income to Average Net Assets	2.14%	2.35%[2]
Portfolio Turnover Rate[3]	41%	106%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

ETF Shares
	Year	Nov. 19,
	Ended	2009[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$63.58	$60.00
Investment Operations
Net Investment Income	1.301	.961
Net Realized and Unrealized Gain (Loss) on Investments	1.949	3.579
Total from Investment Operations	3.250	4.540
Distributions
Dividends from Net Investment Income	(1.304)	(.960)
Distributions from Realized Capital Gains	(.616)	—
Total Distributions	(1.920)	(.960)
Net Asset Value, End of Period	$64.91	$63.58

Total Return	5.30%	7.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$55	$38
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.09%	2.29%[2]
Portfolio Turnover Rate[3]	41%	106%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $27,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Intermediate-Term Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	177,663	—
Temporary Cash Investments	4,051	—	—
Total	4,051	177,663	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended August 31, 2011, the fund realized $491,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $113,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at August 31, 2011, the fund had short-term and long-term capital gains of $108,000 and $126,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At August 31, 2011, the cost of investment securities for tax purposes was $172,222,000. Net unrealized appreciation of investment securities for tax purposes was $9,492,000, consisting of unrealized gains of $9,507,000 on securities that had risen in value since their purchase and $15,000 in unrealized losses on securities that had fallen in value since their purchase.

Intermediate-Term Government Bond Index Fund

E. During the year ended August 31, 2011, the fund purchased $126,039,000 of investment securities and sold $65,948,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

		Year Ended		Inception[1] to
	August 31, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	6,111	289	3,359	158
Issued in Lieu of Cash Distributions	96	5	6	—
Redeemed	(1,545)	(71)	—	—
Net Increase (Decrease)—Signal Shares	4,662	223	3,365	158
Institutional Shares
Issued	41,367	1,583	69,387	2,737
Issued in Lieu of Cash Distributions	1,676	65	353	14
Redeemed	(1,882)	(73)	—	—
Net Increase (Decrease)—Institutional Shares	41,161	1,575	69,740	2,751
ETF Shares
Issued	28,247	450	36,332	600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(12,619)	(200)	—	—
Net Increase (Decrease)—ETF Shares	15,628	250	36,332	600

1 Inception was November 19, 2009, for ETF Shares, March 19, 2010, for Institutional Shares, and August 4, 2010, for Signal Shares.

G. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Long-Term Government Bond Index Fund

Fund Profile
As of August 31, 2011

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VLGSX	VLGIX	VGLT
Expense Ratio[1]	0.15%	0.09%	0.15%
30-Day SEC Yield	3.24%	3.24%	3.26%

Financial Attributes
		Barclays
		Long Gov	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	57	102	7,873
Yield to Maturity
(before expenses)	3.3%	3.3%	2.3%
Average Coupon	5.0%	5.0%	4.1%
Average Duration	15.2 years	15.2 years	5.1 years
Average Effective
Maturity	23.4 years	23.5 years	7.3 years
Short-Term
Reserves	2.0%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency			100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.9%
10 - 20 Years	34.6
20 - 30 Years	63.9
Over 30 Years	0.6

Distribution by Credit Quality (% of portfolio)
U.S. Government	99.1%
Aaa	0.4
Aa	0.5
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2011, the expense ratios were 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares.

Long-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 19, 2009, Through August 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/19/2009)	Investment
Long-Term Government Bond Index
Fund ETF Shares Net Asset Value	4.63%	11.60%	$12,159
Long-Term Government Bond Index
Fund ETF Shares Market Price	4.61	11.63	12,164
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	4.62	6.49	11,184
Barclays Capital U.S. Long Government
Float Adjusted Index	5.11	11.84	12,205
General U.S. Government Funds
Average	3.06	6.45	11,178

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.
General U.S. Government Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

Long-Term Government Bond Index Fund

	Average Annual Total Returns
	Periods Ended August 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(3/1/2010)	Investment
Long-Term Government Bond Index
Fund Signal Shares	4.66%	14.93%	$12,324
Barclays Capital U.S.
Aggregate Float Adjusted Index	4.62	7.06	11,078
Barclays Capital U.S. Long
Government Float Adjusted Index	5.11	15.20	12,367

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(7/30/2010)	Investment
Long-Term Government Bond Index
Fund Institutional Shares	4.67%	10.89%	$5,594,824
Barclays Capital U.S. Aggregate
Float Adjusted Index	4.62	5.54	5,302,180
Barclays Capital U.S. Long Government
Float Adjusted Index	5.11	11.06	5,604,040

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 19, 2009, Through August 31, 2011

		Since
	One	Inception
	Year	(11/19/2009)
Long-Term Government Bond Index Fund
ETF Shares Market Price	4.61%	21.64%
Long-Term Government Bond Index Fund
ETF Shares Net Asset Value	4.63	21.59
Barclays Capital U.S. Long Government Float
Adjusted Index	5.11	22.05

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): November 19, 2009, Through August 31, 2011
		Barclays
		Long Gov
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	16.21%	16.12%
2011	4.63	5.11

Long-Term Government Bond Index Fund

Average Annual Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	3/1/2010	-0.98%	3.86%	2.89%	6.75%
Institutional Shares	7/30/2010	—	3.34	-4.29	-0.95
ETF Shares	11/19/2009
Market Price		-1.02			4.67
Net Asset Value		-1.01			4.67

Long-Term Government Bond Index Fund

Financial Statements

Statement of Net Assets
As of August 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.4%)
U.S. Government Securities (91.5%)
United States Treasury Note/Bond	8.000%	11/15/21	1,063	1,624
United States Treasury Note/Bond	7.250%	8/15/22	546	803
United States Treasury Note/Bond	7.625%	11/15/22	765	1,158
United States Treasury Note/Bond	7.125%	2/15/23	1,054	1,545
United States Treasury Note/Bond	6.250%	8/15/23	2,161	2,983
United States Treasury Note/Bond	7.500%	11/15/24	1,320	2,027
United States Treasury Note/Bond	7.625%	2/15/25	680	1,057
United States Treasury Note/Bond	6.875%	8/15/25	1,308	1,928
United States Treasury Note/Bond	6.000%	2/15/26	861	1,182
United States Treasury Note/Bond	6.750%	8/15/26	614	903
United States Treasury Note/Bond	6.500%	11/15/26	1,205	1,739
United States Treasury Note/Bond	6.625%	2/15/27	293	429
United States Treasury Note/Bond	6.375%	8/15/27	403	579
United States Treasury Note/Bond	6.125%	11/15/27	1,401	1,968
United States Treasury Note/Bond	5.500%	8/15/28	538	712
United States Treasury Note/Bond	5.250%	11/15/28	1,089	1,404
United States Treasury Note/Bond	5.250%	2/15/29	1,440	1,857
United States Treasury Note/Bond	6.125%	8/15/29	874	1,238
United States Treasury Note/Bond	6.250%	5/15/30	1,262	1,818
United States Treasury Note/Bond	5.375%	2/15/31	1,262	1,661
United States Treasury Note/Bond	4.500%	2/15/36	2,065	2,421
United States Treasury Note/Bond	4.750%	2/15/37	1,875	2,275
United States Treasury Note/Bond	5.000%	5/15/37	2,080	2,619
United States Treasury Note/Bond	4.375%	2/15/38	1,059	1,213
United States Treasury Note/Bond	4.500%	5/15/38	1,876	2,191
United States Treasury Note/Bond	3.500%	2/15/39	3,360	3,305
United States Treasury Note/Bond	4.250%	5/15/39	4,047	4,531
United States Treasury Note/Bond	4.500%	8/15/39	3,260	3,797
United States Treasury Note/Bond	4.375%	11/15/39	3,992	4,556
United States Treasury Note/Bond	4.625%	2/15/40	4,072	4,836
United States Treasury Note/Bond	4.375%	5/15/40	4,338	4,949
United States Treasury Note/Bond	3.875%	8/15/40	4,878	5,114
United States Treasury Note/Bond	4.250%	11/15/40	4,712	5,266
United States Treasury Note/Bond	4.750%	2/15/41	4,908	5,951
United States Treasury Note/Bond	4.375%	5/15/41	4,019	4,592
United States Treasury Note/Bond	3.750%	8/15/41	1,600	1,640
				87,871

Long-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Agency Bonds and Notes (6.9%)
1	Federal Home Loan Banks	5.500%	7/15/36	390	474
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	235	330
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	490	694
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	410	559
1	Federal National Mortgage Assn.	6.250%	5/15/29	100	134
1	Federal National Mortgage Assn.	7.125%	1/15/30	470	685
1	Federal National Mortgage Assn.	7.250%	5/15/30	685	1,016
1	Federal National Mortgage Assn.	6.625%	11/15/30	330	462
1	Federal National Mortgage Assn.	5.625%	7/15/37	100	126
	Israel Government AID Bond	5.500%	9/18/23	350	429
	Israel Government AID Bond	5.500%	4/26/24	200	246
	Private Export Funding Corp.	4.300%	12/15/21	25	28
1	Tennessee Valley Authority	6.750%	11/1/25	180	253
1	Tennessee Valley Authority	4.650%	6/15/35	125	135
1	Tennessee Valley Authority	5.880%	4/1/36	50	63
1	Tennessee Valley Authority	5.500%	6/15/38	150	182
1	Tennessee Valley Authority	5.250%	9/15/39	207	243
1	Tennessee Valley Authority	4.875%	1/15/48	120	136
1	Tennessee Valley Authority	5.375%	4/1/56	205	251
1	Tennessee Valley Authority	4.625%	9/15/60	150	161
					6,607
Total U.S. Government and Agency Obligations (Cost $86,348)					94,478

				Shares
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
2	Vanguard Market Liquidity Fund (Cost $1,955)	0.132%		1,955,073	1,955
Total Investments (100.4%) (Cost $88,303)					96,433
Other Assets and Liabilities (-0.4%)
Other Assets					2,665
Liabilities					(3,068)
					(403)
Net Assets (100%)					96,030

Long-Term Government Bond Index Fund

At August 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	89,970
Overdistributed Net Investment Income	(1)
Accumulated Net Realized Losses	(2,069)
Unrealized Appreciation (Depreciation)	8,130
Net Assets	96,030

Signal Shares—Net Assets
Applicable to 53,683 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,230
Net Asset Value Per Share—Signal Shares	$22.91

Institutional Shares—Net Assets
Applicable to 2,090,833 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	60,765
Net Asset Value Per Share—Institutional Shares	$29.06

ETF Shares—Net Assets
Applicable to 500,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	34,035
Net Asset Value Per Share—ETF Shares	$68.07

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Operations

Year Ended
August 31, 2011
($000)
Investment Income
Income
Interest[1]	3,253
Total Income	3,253
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3
Management and Administrative—Signal Shares	1
Management and Administrative—Institutional Shares	12
Management and Administrative—ETF Shares	24
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	2
Marketing and Distribution—ETF Shares	12
Custodian Fees	3
Auditing Fees	41
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	3
Total Expenses	101
Net Investment Income	3,152
Realized Net Gain (Loss) on Investment Securities Sold	(3,894)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	2,760
Net Increase (Decrease) in Net Assets Resulting from Operations	2,018
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Changes in Net Assets

		November 19,
	Year Ended	2009[1] to
	August 31,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,152	586
Realized Net Gain (Loss)	(3,894)	133
Change in Unrealized Appreciation (Depreciation)	2,760	5,370
Net Increase (Decrease) in Net Assets Resulting from Operations	2,018	6,089
Distributions
Net Investment Income
Signal Shares	(41)	(19)
Institutional Shares	(1,316)	(11)
ETF Shares	(1,798)	(554)
Realized Capital Gain[2]
Signal Shares	(1)	—
Institutional Shares	(22)	—
ETF Shares	(76)	—
Total Distributions	(3,254)	(584)
Capital Share Transactions
Signal Shares	22	1,037
Institutional Shares	46,507	8,532
ETF Shares	(37,116)	72,779
Net Increase (Decrease) from Capital Share Transactions	9,413	82,348
Total Increase (Decrease)	8,177	87,853
Net Assets
Beginning of Period	87,853	—
End of Period[3]	96,030	87,853

1 Inception.
2 Includes fiscal 2011 short-term gain distributions totaling $99,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,000) and $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

Signal Shares
	Year	March 1,
	Ended	2010[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$22.75	$19.66
Investment Operations
Net Investment Income	.780	.364
Net Realized and Unrealized Gain (Loss) on Investments	.182	3.084
Total from Investment Operations	.962	3.448
Distributions
Dividends from Net Investment Income	(.781)	(.358)
Distributions from Realized Capital Gains	(.021)	—
Total Distributions	(.802)	(.358)
Net Asset Value, End of Period	$22.91	$22.75

Total Return	4.66%	17.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1	$1
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	3.68%	3.75%[2]
Portfolio Turnover Rate[3]	40%	70%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Year	July 30,
	Ended	2010[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$28.87	$27.07
Investment Operations
Net Investment Income	1.003	.070
Net Realized and Unrealized Gain (Loss) on Investments	.218	1.799
Total from Investment Operations	1.221	1.869
Distributions
Dividends from Net Investment Income	(1.004)	(.069)
Distributions from Realized Capital Gains	(.027)	—
Total Distributions	(1.031)	(.069)
Net Asset Value, End of Period	$29.06	$28.87

Total Return	4.67%	6.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61	$9
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[2]
Ratio of Net Investment Income to Average Net Assets	3.73%	3.81%[2]
Portfolio Turnover Rate[3]	40%	70%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

ETF Shares
	Year	Nov. 19,
	Ended	2009[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$67.61	$59.84
Investment Operations
Net Investment Income	2.321	1.691
Net Realized and Unrealized Gain (Loss) on Investments	.526	7.768
Total from Investment Operations	2.847	9.459
Distributions
Dividends from Net Investment Income	(2.324)	(1.689)
Distributions from Realized Capital Gains	(.063)	—
Total Distributions	(2.387)	(1.689)
Net Asset Value, End of Period	$68.07	$67.61

Total Return	4.63%	16.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34	$78
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	3.68%	3.75%[2]
Portfolio Turnover Rate[3]	40%	70%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $14,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Long-Term Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	94,478	—
Temporary Cash Investments	1,955	—	—
Total	1,955	94,478	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended August 31, 2011, the fund realized $1,832,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at August 31, 2011, the fund had available capital loss carryforwards totaling $3,000 to offset future net capital gains through August 31, 2019. In addition, the fund realized losses of $2,065,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012.

At August 31, 2011, the cost of investment securities for tax purposes was $88,303,000. Net unrealized appreciation of investment securities for tax purposes was $8,130,000, consisting of unrealized gains of $8,146,000 on securities that had risen in value since their purchase and $16,000 in unrealized losses on securities that had fallen in value since their purchase.

Long-Term Government Bond Index Fund

E. During the year ended August 31, 2011, the fund purchased $106,972,000 of investment securities and sold $97,572,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

		Year Ended		Inception[1] to
	August 31, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	159	8	1,018	52
Issued in Lieu of Cash Distributions	42	2	19	1
Redeemed	(179)	(9)	—	—
Net Increase (Decrease)—Signal Shares	22	1	1,037	53
Institutional Shares
Issued	46,497	1,778	8,521	308
Issued in Lieu of Cash Distributions	1,338	51	11	—
Redeemed	(1,328)	(47)	—	—
Net Increase (Decrease)—Institutional Shares	46,507	1,782	8,532	308
ETF Shares
Issued	27,524	450	78,645	1,250
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(64,640)	(1,100)	(5,866)	(100)
Net Increase (Decrease)—ETF Shares	(37,116)	(650)	72,779	1,150
1 Inception was November 19, 2009, for ETF Shares, March 1, 2010, for Signal Shares, and July 30, 2010, for Institutional Shares.

G. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Short-Term Corporate Bond Index Fund

Fund Profile
As of August 31, 2011

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSCSX	VSTBX	VCSH
Expense Ratio[1]	0.15%	0.09%	0.15%
30-Day SEC Yield	1.92%	1.95%	1.93%

Financial Attributes
		Barclays
		1–5 Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	879	1,450	7,873
Yield to Maturity
(before expenses)	2.2%	2.2%	2.3%
Average Coupon	4.4%	4.6%	4.1%
Average Duration	2.8 years	2.8 years	5.1 years
Average Effective
Maturity	3.0 years	3.0 years	7.3 years
Short-Term
Reserves	0.9%	—	—

Sector Diversification (% of portfolio)
Finance			44.4%
Industrial			47.9
Treasury/Agency			0.4
Utilities			7.2
Other			0.1
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	1.5%
1 - 3 Years	50.4
3 - 5 Years	47.8
5 - 10 Years	0.3

Distribution by Credit Quality (% of portfolio)
U.S. Government	0.4%
Aaa	1.1
Aa	24.7
A	45.4
Baa	28.4
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2011, the expense ratios were 0.09% for Institutional Shares, and 0.14% for ETF Shares. For the Signal Shares, the annualized expense ratio from inception on November 18, 2010, through August 31, 2011, was 0.14%.

Short-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 19, 2009, Through August 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/19/2009)	Investment
Short-Term Corporate Bond Index Fund
ETF Shares Net Asset Value	2.94%	4.65%	$10,844
Short-Term Corporate Bond Index Fund
ETF Shares Market Price	3.31	4.97	10,903
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	4.62	6.49	11,184
Barclays Capital U.S. 1–5 Year
Corporate Bond Index	3.45	5.10	10,926
Short-Intermediate Investment-Grade
Debt Funds Average	2.99	4.84	10,879

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.
Short-Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases; the fee does not apply to the ETF Shares. In the final table, non-adjusted returns are shown along with the fee-adjusted returns.
See Financial Highlights for dividend and capital gains information.

Short-Term Corporate Bond Index Fund

	Average Annual Total Returns
	Periods Ended August 31, 2011
	Since	Final Value
	Inception	of a $10,000
	(11/18/2010)	Investment
Short-Term Corporate Bond Index
Fund Signal Shares	2.03%	$10,203
Barclays Capital U.S.
Aggregate Float Adjusted Index	5.06	10,506
Barclays Capital U.S. 1–5 Year
Corporate Bond Index	2.54	10,254

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(11/19/2009)	Investment
Short-Term Corporate Bond Index Fund
Institutional Shares	2.75%	4.57%	$5,414,537
Spliced Barclays Capital U.S. Aggregate
Float Adjusted Index	4.62	6.49	5,592,028
Barclays Capital U.S. 1–5 Year Corporate
Bond Index	3.45	5.10	5,462,785

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 19, 2009, Through August 31, 2011

		Since
	One	Inception
	Year	(11/19/2009)
Short-Term Corporate Bond Index Fund
ETF Shares Market Price	3.31%	9.03%
Short-Term Corporate Bond Index Fund
ETF Shares Net Asset Value	2.94	8.44
Barclays Capital U.S. 1–5 Year Corporate Bond
Index	3.45	9.26

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): November 19, 2009, Through August 31, 2011
		Barclays
		1–5 Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	5.34%	5.61%
2011	2.94	3.45

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases; the fee does not apply to the ETF Shares. In the final table, non-adjusted returns are shown along with the fee-adjusted returns.

Short-Term Corporate Bond Index Fund

Average Annual Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	11/18/2010	—	1.57%	0.27%	1.84%
Fee-Adjusted Returns		—			1.58
Institutional Shares	11/19/2009	4.73%	2.44	2.49	4.93
Fee-Adjusted Returns		4.47			4.76
ETF Shares	11/19/2009
Market Price		4.74			5.14
Net Asset Value		4.68			4.87

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases; the fee does not apply to the ETF Shares. In the final table, non-adjusted returns are shown along with the fee-adjusted returns.

Short-Term Corporate Bond Index Fund

Financial Statements

Statement of Net Assets
As of August 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.3%)
U.S. Government Securities (1.3%)
	United States Treasury Note/Bond
	(Cost $25,415)	1.000%	8/31/16	25,350	25,390
Corporate Bonds (97.7%)
Finance (43.6%)
	Banking (32.2%)
	AbbeyNational Treasury Services PLC	2.875%	4/25/14	1,175	1,124
	AbbeyNational Treasury Services PLC	4.000%	4/27/16	875	836
	American Express Co.	7.250%	5/20/14	496	565
	American Express Credit Corp.	5.875%	5/2/13	11,150	11,915
	American Express Credit Corp.	7.300%	8/20/13	4,750	5,223
	American Express Credit Corp.	5.125%	8/25/14	2,750	3,011
	American Express Credit Corp.	2.750%	9/15/15	4,125	4,200
	Astoria Financial Corp.	5.750%	10/15/12	150	156
1	BanColombia SA	4.250%	1/12/16	500	510
1	BanColombia SA	5.950%	6/3/21	100	101
	Bank of America Corp.	6.250%	4/15/12	2,325	2,377
	Bank of America Corp.	5.375%	9/11/12	500	512
	Bank of America Corp.	4.875%	1/15/13	100	102
	Bank of America Corp.	4.900%	5/1/13	16,650	17,049
	Bank of America Corp.	7.375%	5/15/14	1,325	1,449
	Bank of America Corp.	4.500%	4/1/15	5,950	6,015
	Bank of America Corp.	7.750%	8/15/15	1,000	1,070
	Bank of America Corp.	3.700%	9/1/15	8,550	8,384
	Bank of America Corp.	3.625%	3/17/16	4,450	4,343
	Bank of America Corp.	3.750%	7/12/16	1,325	1,307
	Bank of America Corp.	6.500%	8/1/16	3,850	4,154
	Bank of Montreal	2.125%	6/28/13	1,625	1,664
	Bank of Montreal	1.750%	4/29/14	3,525	3,592
	Bank of New York Mellon Corp.	4.950%	11/1/12	3,375	3,540
	Bank of New York Mellon Corp.	4.500%	4/1/13	75	79
	Bank of New York Mellon Corp.	5.125%	8/27/13	2,317	2,501
	Bank of New York Mellon Corp.	4.300%	5/15/14	2,913	3,136
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,000	1,085
	Bank of New York Mellon Corp.	2.950%	6/18/15	2,050	2,141
	Bank of New York Mellon Corp.	2.500%	1/15/16	1,325	1,354
	Bank of New York Mellon Corp.	2.300%	7/28/16	1,375	1,390
	Bank of Nova Scotia	2.250%	1/22/13	3,300	3,370

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of Nova Scotia	2.375%	12/17/13	2,700	2,778
Bank of Nova Scotia	3.400%	1/22/15	8,750	9,300
1 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	1,000	1,012
Bank One Corp.	5.250%	1/30/13	50	52
Barclays Bank plc	5.450%	9/12/12	575	595
Barclays Bank plc	2.500%	1/23/13	10,725	10,732
Barclays Bank plc	5.200%	7/10/14	2,000	2,098
Barclays Bank plc	3.900%	4/7/15	3,100	3,110
BB&T Corp.	2.050%	4/28/14	3,725	3,760
BB&T Corp.	5.200%	12/23/15	2,700	2,917
BB&T Corp.	3.200%	3/15/16	1,025	1,054
BB&T Corp.	3.950%	4/29/16	500	532
BBVA US Senior SAU	3.250%	5/16/14	1,475	1,452
Bear Stearns Cos. LLC	5.700%	11/15/14	1,652	1,820
Bear Stearns Cos. LLC	5.300%	10/30/15	2,100	2,293
BNPParibas / BNP Paribas US
Medium-Term Note Program LLC	2.125%	12/21/12	5,475	5,401
BNPParibas SA	3.250%	3/11/15	4,400	4,352
BNPParibas SA	3.600%	2/23/16	2,775	2,782
Canadian Imperial Bank of Commerce	1.450%	9/13/13	1,150	1,156
Canadian Imperial Bank of Commerce	2.350%	12/11/15	2,750	2,802
Capital One Financial Corp.	7.375%	5/23/14	5,625	6,320
Capital One Financial Corp.	3.150%	7/15/16	975	962
Citigroup Inc.	5.300%	10/17/12	6,525	6,768
Citigroup Inc.	5.500%	4/11/13	15,950	16,620
Citigroup Inc.	6.500%	8/19/13	1,305	1,387
Citigroup Inc.	6.000%	12/13/13	550	583
Citigroup Inc.	6.375%	8/12/14	1,050	1,142
Citigroup Inc.	5.000%	9/15/14	5,875	6,020
Citigroup Inc.	5.500%	10/15/14	500	533
Citigroup Inc.	6.010%	1/15/15	2,350	2,537
Citigroup Inc.	4.875%	5/7/15	2,000	1,989
Citigroup Inc.	4.750%	5/19/15	10,860	11,367
Citigroup Inc.	4.587%	12/15/15	10,200	10,568
Citigroup Inc.	5.300%	1/7/16	2,450	2,596
Comerica Inc.	3.000%	9/16/15	725	743
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA/Netherlands	1.850%	1/10/14	2,450	2,485
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA/Netherlands	2.125%	10/13/15	3,275	3,299
Countrywide Financial Corp.	6.250%	5/15/16	1,600	1,591
Credit Suisse New York	3.450%	7/2/12	4,200	4,287
Credit Suisse New York	5.000%	5/15/13	9,135	9,604
Credit Suisse New York	2.200%	1/14/14	4,100	4,099
Credit Suisse New York	5.500%	5/1/14	1,525	1,647
Credit Suisse New York	3.500%	3/23/15	4,250	4,337
Credit Suisse USA Inc.	4.875%	1/15/15	750	801
Credit Suisse USA Inc.	5.125%	8/15/15	1,600	1,733
Credit Suisse USA Inc.	5.850%	8/16/16	3,250	3,654
Deutsche Bank AG	5.375%	10/12/12	5,100	5,289
Deutsche Bank AG	4.875%	5/20/13	5,945	6,189
Deutsche Bank AG	3.875%	8/18/14	6,475	6,741
Deutsche Bank AG	3.250%	1/11/16	4,450	4,461
Fifth Third Bancorp	6.250%	5/1/13	4,750	5,061
Fifth Third Bancorp	3.625%	1/25/16	1,875	1,904

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
First Horizon National Corp.	5.375%	12/15/15	3,375	3,484
First Tennessee Bank NA	5.050%	1/15/15	225	232
Goldman Sachs Group Inc.	3.625%	8/1/12	4,475	4,559
Goldman Sachs Group Inc.	5.450%	11/1/12	1,450	1,509
Goldman Sachs Group Inc.	4.750%	7/15/13	775	805
Goldman Sachs Group Inc.	5.250%	10/15/13	12,825	13,356
Goldman Sachs Group Inc.	5.150%	1/15/14	3,650	3,834
Goldman Sachs Group Inc.	6.000%	5/1/14	4,600	4,940
Goldman Sachs Group Inc.	5.000%	10/1/14	500	524
Goldman Sachs Group Inc.	5.125%	1/15/15	1,875	1,970
Goldman Sachs Group Inc.	3.700%	8/1/15	9,700	9,789
Goldman Sachs Group Inc.	5.350%	1/15/16	1,850	1,974
Goldman Sachs Group Inc.	3.625%	2/7/16	5,600	5,588
Goldman Sachs Group Inc.	5.750%	10/1/16	1,000	1,096
HSBC Bank USA NA	4.625%	4/1/14	400	413
HSBC Holdings plc	5.250%	12/12/12	4,500	4,622
1 ICICI Bank Ltd.	6.625%	10/3/12	775	807
JPMorganChase & Co.	5.375%	10/1/12	4,125	4,319
JPMorganChase & Co.	5.750%	1/2/13	464	489
JPMorganChase & Co.	4.750%	5/1/13	8,075	8,549
JPMorganChase & Co.	1.650%	9/30/13	815	820
JPMorganChase & Co.	2.050%	1/24/14	3,810	3,848
JPMorganChase & Co.	4.875%	3/15/14	175	186
JPMorganChase & Co.	4.650%	6/1/14	2,964	3,191
JPMorganChase & Co.	5.125%	9/15/14	2,700	2,893
JPMorganChase & Co.	3.700%	1/20/15	18,350	19,042
JPMorganChase & Co.	4.750%	3/1/15	4,175	4,417
JPMorganChase & Co.	5.150%	10/1/15	375	397
JPMorganChase & Co.	2.600%	1/15/16	2,075	2,080
JPMorganChase & Co.	3.450%	3/1/16	3,150	3,234
JPMorganChase & Co.	3.150%	7/5/16	4,600	4,686
KeyBank NA	5.800%	7/1/14	950	1,034
KeyCorp	6.500%	5/14/13	3,440	3,698
KeyCorp	3.750%	8/13/15	3,150	3,241
Lloyds TSB Bank plc	4.875%	1/21/16	4,750	4,757
M&IMarshall & Ilsley Bank	4.850%	6/16/15	550	585
MBNA Corp.	5.000%	6/15/15	2,300	2,339
Merrill Lynch & Co. Inc.	5.450%	2/5/13	5,775	5,905
Merrill Lynch & Co. Inc.	6.150%	4/25/13	1,700	1,772
Merrill Lynch & Co. Inc.	5.000%	1/15/15	2,775	2,835
Merrill Lynch & Co. Inc.	6.050%	5/16/16	3,200	3,224
Morgan Stanley	5.300%	3/1/13	8,285	8,572
Morgan Stanley	2.875%	1/24/14	2,150	2,130
Morgan Stanley	4.750%	4/1/14	4,800	4,867
Morgan Stanley	6.000%	5/13/14	1,375	1,450
Morgan Stanley	4.200%	11/20/14	2,750	2,763
Morgan Stanley	4.100%	1/26/15	7,775	7,693
Morgan Stanley	6.000%	4/28/15	3,400	3,568
Morgan Stanley	4.000%	7/24/15	6,425	6,392
Morgan Stanley	5.375%	10/15/15	1,725	1,795
Morgan Stanley	3.450%	11/2/15	3,000	2,887
Morgan Stanley	3.800%	4/29/16	4,925	4,831
National City Bank	4.625%	5/1/13	175	184
2 National City Preferred Capital Trust I	12.000%	12/29/49	600	645
Northern Trust Corp.	5.500%	8/15/13	1,000	1,085

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PNC Funding Corp.	5.400%	6/10/14	850	939
PNC Funding Corp.	3.625%	2/8/15	7,000	7,378
PNC Funding Corp.	4.250%	9/21/15	600	644
Royal Bank of Canada	2.100%	7/29/13	6,825	6,998
Royal Bank of Canada	2.625%	12/15/15	3,700	3,847
Royal Bank of Canada	2.875%	4/19/16	200	209
Royal Bank of Scotland Group plc	5.000%	11/12/13	800	781
Royal Bank of Scotland Group plc	5.000%	10/1/14	5,015	4,808
Royal Bank of Scotland Group plc	5.050%	1/8/15	600	558
Royal Bank of Scotland plc	3.400%	8/23/13	1,750	1,737
Royal Bank of Scotland plc	4.875%	3/16/15	5,150	5,192
Royal Bank of Scotland plc	3.950%	9/21/15	3,375	3,254
Santander Holdings USA Inc.	4.625%	4/19/16	2,725	2,687
State Street Corp.	4.300%	5/30/14	2,205	2,381
State Street Corp.	2.875%	3/7/16	2,950	3,042
SunTrust Banks Inc.	5.250%	11/5/12	1,900	1,978
SunTrust Banks Inc.	3.600%	4/15/16	2,175	2,201
Toronto-Dominion Bank	1.375%	7/14/14	1,240	1,256
Toronto-Dominion Bank	2.500%	7/14/16	1,860	1,911
UBS AG	2.250%	8/12/13	4,525	4,564
UBS AG	2.250%	1/28/14	150	151
UBS AG	3.875%	1/15/15	8,175	8,419
Union Bank NA	2.125%	12/16/13	450	456
Union Bank NA	5.950%	5/11/16	1,800	1,946
Union Bank NA	3.000%	6/6/16	875	884
US Bancorp	2.000%	6/14/13	7,800	7,971
US Bancorp	1.125%	10/30/13	825	825
US Bancorp	4.200%	5/15/14	225	242
US Bancorp	2.875%	11/20/14	325	339
US Bancorp	2.450%	7/27/15	4,075	4,210
US Bancorp	3.442%	2/1/16	2,250	2,325
US Bank NA	6.300%	2/4/14	150	167
US Bank NA	4.950%	10/30/14	360	391
US Bank NA	4.800%	4/15/15	600	658
2 US Bank NA	3.778%	4/29/20	1,000	1,049
Wachovia Bank NA	4.800%	11/1/14	950	1,009
Wachovia Bank NA	5.000%	8/15/15	500	540
Wachovia Corp.	5.500%	5/1/13	2,225	2,378
Wachovia Corp.	4.875%	2/15/14	750	788
Wells Fargo & Co.	5.250%	10/23/12	3,075	3,222
Wells Fargo & Co.	4.375%	1/31/13	15,375	16,038
Wells Fargo & Co.	4.950%	10/16/13	3,000	3,197
Wells Fargo & Co.	4.625%	4/15/14	1,000	1,050
Wells Fargo & Co.	3.750%	10/1/14	15,375	16,359
Wells Fargo & Co.	5.000%	11/15/14	150	160
Wells Fargo & Co.	3.625%	4/15/15	1,150	1,210
Wells Fargo & Co.	3.676%	6/15/16	6,000	6,356
Wells Fargo Bank NA	4.750%	2/9/15	500	528
2 Wells Fargo Capital XIII	7.700%	12/29/49	6,025	6,055
2 Wells Fargo Capital XV	9.750%	9/29/49	1,450	1,508
Westpac Banking Corp.	2.250%	11/19/12	2,275	2,309
Westpac Banking Corp.	2.100%	8/2/13	5,700	5,774
Westpac Banking Corp.	1.850%	12/9/13	3,750	3,783
Westpac Banking Corp.	4.200%	2/27/15	1,225	1,294
Westpac Banking Corp.	3.000%	8/4/15	4,200	4,264

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brokerage (0.6%)
Ameriprise Financial Inc.	5.650%	11/15/15	900	1,019
2 Ameriprise Financial Inc.	7.518%	6/1/66	1,200	1,203
BlackRock Inc.	2.250%	12/10/12	1,625	1,652
BlackRock Inc.	3.500%	12/10/14	950	1,013
Charles Schwab Corp.	4.950%	6/1/14	775	853
Franklin Resources Inc.	2.000%	5/20/13	175	178
Franklin Resources Inc.	3.125%	5/20/15	150	159
Jefferies Group Inc.	5.875%	6/8/14	100	108
Jefferies Group Inc.	3.875%	11/9/15	100	101
Jefferies Group Inc.	5.500%	3/15/16	600	627
Lazard Group LLC	7.125%	5/15/15	975	1,092
MF Global Holdings Ltd.	6.250%	8/8/16	600	586
Nomura Holdings Inc.	5.000%	3/4/15	1,450	1,523
Nomura Holdings Inc.	4.125%	1/19/16	1,750	1,779
Raymond James Financial Inc.	4.250%	4/15/16	300	309
TD Ameritrade Holding Corp.	4.150%	12/1/14	700	746

Finance Companies (4.5%)
Block Financial LLC	7.875%	1/15/13	1,875	1,965
Block Financial LLC	5.125%	10/30/14	250	258
General Electric Capital Corp.	2.800%	1/8/13	300	306
General Electric Capital Corp.	5.450%	1/15/13	21,325	22,526
General Electric Capital Corp.	4.800%	5/1/13	75	79
General Electric Capital Corp.	1.875%	9/16/13	16,450	16,638
General Electric Capital Corp.	2.100%	1/7/14	3,000	3,036
General Electric Capital Corp.	5.900%	5/13/14	1,050	1,166
General Electric Capital Corp.	3.750%	11/14/14	3,925	4,116
General Electric Capital Corp.	3.500%	6/29/15	2,425	2,523
General Electric Capital Corp.	4.375%	9/21/15	2,000	2,144
General Electric Capital Corp.	2.250%	11/9/15	6,125	6,153
General Electric Capital Corp.	2.950%	5/9/16	2,200	2,223
2 HSBC Finance Capital Trust IX	5.911%	11/30/35	1,700	1,505
HSBC Finance Corp.	6.375%	11/27/12	305	320
HSBC Finance Corp.	4.750%	7/15/13	1,850	1,924
HSBC Finance Corp.	5.250%	1/15/14	525	554
HSBC Finance Corp.	5.000%	6/30/15	6,450	6,784
HSBC Finance Corp.	5.500%	1/19/16	6,000	6,423
SLM Corp.	5.000%	10/1/13	4,275	4,290
SLM Corp.	5.000%	4/15/15	1,875	1,833
SLM Corp.	6.250%	1/25/16	4,100	4,160

Insurance (4.6%)
ACE INA Holdings Inc.	5.875%	6/15/14	375	419
ACE INA Holdings Inc.	5.600%	5/15/15	750	836
ACE INA Holdings Inc.	2.600%	11/23/15	1,440	1,464
Aegon NV	4.625%	12/1/15	2,375	2,484
Aetna Inc.	6.000%	6/15/16	1,275	1,479
AflacInc.	3.450%	8/15/15	1,575	1,616
Allied World Assurance Co. Ltd.	7.500%	8/1/16	900	1,033
Allstate Corp.	5.000%	8/15/14	207	225
Allstate Life Global Funding Trusts	5.375%	4/30/13	5,172	5,528
American International Group Inc.	4.250%	5/15/13	950	965
American International Group Inc.	5.050%	10/1/15	3,675	3,727
AON Corp.	3.500%	9/30/15	3,675	3,797
Assurant Inc.	5.625%	2/15/14	350	372

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	996	1,058
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	750	807
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,000	3,340
Berkshire Hathaway Inc.	2.125%	2/11/13	3,750	3,820
Berkshire Hathaway Inc.	3.200%	2/11/15	3,475	3,652
Chubb Corp.	5.200%	4/1/13	25	26
CNAFinancial Corp.	5.850%	12/15/14	1,850	1,994
Coventry Health Care Inc.	6.300%	8/15/14	200	221
Genworth Financial Inc.	5.750%	6/15/14	1,635	1,590
Genworth Financial Inc.	4.950%	10/1/15	1,000	965
Hartford Financial Services Group Inc.	4.625%	7/15/13	250	257
Hartford Financial Services Group Inc.	4.000%	3/30/15	750	763
Humana Inc.	6.450%	6/1/16	675	773
Jefferson-Pilot Corp.	4.750%	1/30/14	525	556
Lincoln National Corp.	4.300%	6/15/15	400	428
2 Lincoln National Corp.	7.000%	5/17/66	1,575	1,471
Loews Corp.	5.250%	3/15/16	575	644
Manulife Financial Corp.	3.400%	9/17/15	2,725	2,812
Marsh & McLennan Cos. Inc.	4.850%	2/15/13	400	415
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	1	1
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	1,432	1,581
MetLife Inc.	2.375%	2/6/14	4,625	4,679
MetLife Inc.	5.000%	6/15/15	1,800	1,987
MetLife Inc.	6.750%	6/1/16	1,000	1,170
1 Metropolitan Life Global Funding I	5.125%	6/10/14	100	109
Principal Financial Group Inc.	7.875%	5/15/14	850	969
1 Principal Life Global Funding I	5.125%	10/15/13	175	187
Principal Life Income Funding Trusts	5.300%	4/24/13	3,075	3,260
Protective Life Secured Trusts	5.450%	9/28/12	150	157
Prudential Financial Inc.	2.750%	1/14/13	225	229
Prudential Financial Inc.	5.150%	1/15/13	200	209
Prudential Financial Inc.	5.100%	9/20/14	4,725	5,093
Prudential Financial Inc.	6.200%	1/15/15	400	439
Prudential Financial Inc.	4.750%	9/17/15	5,900	6,258
Prudential Financial Inc.	5.500%	3/15/16	575	630
2 Reinsurance Group of America Inc.	6.750%	12/15/65	1,400	1,302
Torchmark Corp.	6.375%	6/15/16	500	558
Transatlantic Holdings Inc.	5.750%	12/14/15	725	784
Travelers Cos. Inc.	5.500%	12/1/15	1,350	1,520
Travelers Cos. Inc.	6.250%	6/20/16	700	819
UnitedHealth Group Inc.	4.875%	2/15/13	1,425	1,504
UnitedHealth Group Inc.	4.875%	4/1/13	500	529
UnitedHealth Group Inc.	4.875%	3/15/15	1,250	1,388
UnitedHealth Group Inc.	5.375%	3/15/16	2,600	2,983
WellPoint Inc.	6.800%	8/1/12	2,475	2,604
WellPoint Inc.	6.000%	2/15/14	595	660
WellPoint Inc.	5.250%	1/15/16	500	560
Willis Group Holdings plc	4.125%	3/15/16	700	726
Willis North America Inc.	5.625%	7/15/15	275	299

Other Finance (0.3%)
CME Group Inc.	5.750%	2/15/14	787	868
NASDAQ OMX Group Inc.	4.000%	1/15/15	225	232
NYSE Euronext	4.800%	6/28/13	833	886
ORIX Corp.	4.710%	4/27/15	1,250	1,315
ORIX Corp.	5.000%	1/12/16	1,775	1,876

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Real Estate Investment Trusts (1.4%)
Boston Properties LP	5.625%	4/15/15	1,000	1,114
Brandywine Operating Partnership LP	7.500%	5/15/15	450	513
CommonWealth REIT	6.250%	8/15/16	1,200	1,325
Digital Realty Trust LP	4.500%	7/15/15	2,500	2,593
Duke Realty LP	7.375%	2/15/15	850	940
ERP Operating LP	5.250%	9/15/14	100	109
ERP Operating LP	5.125%	3/15/16	2,425	2,639
HCP Inc.	5.650%	12/15/13	100	107
HCP Inc.	2.700%	2/1/14	2,050	2,035
HCP Inc.	3.750%	2/1/16	2,175	2,196
Health Care REIT Inc.	3.625%	3/15/16	1,225	1,228
Health Care REIT Inc.	6.200%	6/1/16	1,275	1,440
Hospitality Properties Trust	6.750%	2/15/13	500	515
Hospitality Properties Trust	7.875%	8/15/14	150	165
Hospitality Properties Trust	5.125%	2/15/15	150	154
Kilroy Realty LP	5.000%	11/3/15	125	131
Kimco Realty Corp.	5.783%	3/15/16	500	554
Liberty Property LP	5.125%	3/2/15	600	648
ProLogis LP	7.625%	8/15/14	750	840
Regency Centers LP	5.250%	8/1/15	250	270
Simon Property Group LP	6.750%	5/15/14	3,445	3,874
Simon Property Group LP	4.200%	2/1/15	2,550	2,706
Simon Property Group LP	5.100%	6/15/15	175	191
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	900	886
Vornado Realty LP	4.250%	4/1/15	2,300	2,392
				887,042
Industrial (46.9%)
Basic Industry (4.1%)
Air Products & Chemicals Inc.	4.150%	2/1/13	100	104
Air Products & Chemicals Inc.	2.000%	8/2/16	925	939
Airgas Inc.	3.250%	10/1/15	950	980
Airgas Inc.	2.950%	6/15/16	500	507
Alcoa Inc.	6.000%	7/15/13	1,960	2,110
ArcelorMittal	5.375%	6/1/13	5,650	5,854
ArcelorMittal	9.000%	2/15/15	1,225	1,401
ArcelorMittal	3.750%	8/5/15	1,425	1,403
ArcelorMittal USA Inc.	6.500%	4/15/14	250	268
1 Barrick Gold Corp.	1.750%	5/30/14	1,350	1,373
1 Barrick Gold Corp.	2.900%	5/30/16	1,325	1,376
Barrick Gold Financeco LLC	6.125%	9/15/13	1,330	1,468
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	7,850	8,730
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	450	490
Dow Chemical Co.	7.600%	5/15/14	4,400	5,064
Dow Chemical Co.	5.900%	2/15/15	2,350	2,634
Dow Chemical Co.	2.500%	2/15/16	2,625	2,634
Eastman Chemical Co.	3.000%	12/15/15	250	259
EI du Pont de Nemours & Co.	5.000%	7/15/13	1,475	1,586
EI du Pont de Nemours & Co.	1.750%	3/25/14	700	715
EI du Pont de Nemours & Co.	4.875%	4/30/14	450	496
EI du Pont de Nemours & Co.	3.250%	1/15/15	3,200	3,404
EI du Pont de Nemours & Co.	2.750%	4/1/16	3,725	3,899
International Paper Co.	7.400%	6/15/14	2,800	3,177
1 Kinross Gold Corp.	3.625%	9/1/16	450	450
Monsanto Co.	2.750%	4/15/16	1,100	1,157

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nucor Corp.	5.000%	6/1/13	925	989
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	3,625	4,015
PPG Industries Inc.	5.750%	3/15/13	1,400	1,503
Praxair Inc.	1.750%	11/15/12	1,150	1,165
Praxair Inc.	5.250%	11/15/14	1,950	2,196
Rio Tinto Alcan Inc.	5.000%	6/1/15	700	784
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	3,475	3,790
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	2,625	3,145
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	4,725	4,770
Rohm & Haas Co.	5.600%	3/15/13	275	292
Teck Resources Ltd.	9.750%	5/15/14	403	481
Teck Resources Ltd.	10.250%	5/15/16	1,800	2,106
Vale Canada Ltd.	5.700%	10/15/15	3,200	3,573
Xstrata Canada Corp.	6.000%	10/15/15	1,000	1,106

Capital Goods (4.4%)
3M Co.	4.375%	8/15/13	2,135	2,297
Bemis Co. Inc.	5.650%	8/1/14	800	877
Black & Decker Corp.	8.950%	4/15/14	1,000	1,178
Boeing Capital Corp.	3.250%	10/27/14	3,500	3,746
Boeing Capital Corp.	2.125%	8/15/16	2,150	2,179
Boeing Co.	1.875%	11/20/12	1,740	1,767
Caterpillar Financial Services Corp.	2.000%	4/5/13	2,750	2,808
Caterpillar Financial Services Corp.	6.200%	9/30/13	200	221
Caterpillar Financial Services Corp.	6.125%	2/17/14	8,574	9,606
Caterpillar Financial Services Corp.	1.375%	5/20/14	425	429
Caterpillar Financial Services Corp.	2.050%	8/1/16	2,050	2,066
Caterpillar Inc.	1.375%	5/27/14	2,800	2,828
Cooper US Inc.	5.250%	11/15/12	25	26
Cooper US Inc.	5.450%	4/1/15	950	1,082
CRH America Inc.	5.300%	10/15/13	1,775	1,873
Danaher Corp.	2.300%	6/23/16	1,200	1,234
Deere & Co.	6.950%	4/25/14	125	144
Dover Corp.	4.875%	10/15/15	175	199
Eaton Corp.	4.900%	5/15/13	900	959
Emerson Electric Co.	4.500%	5/1/13	2,000	2,123
General Dynamics Corp.	5.250%	2/1/14	4,275	4,723
General Dynamics Corp.	1.375%	1/15/15	3,600	3,638
General Electric Co.	5.000%	2/1/13	9,500	9,993
Harsco Corp.	2.700%	10/15/15	300	308
Honeywell International Inc.	3.875%	2/15/14	2,600	2,796
Honeywell International Inc.	5.400%	3/15/16	275	320
Illinois Tool Works Inc.	5.150%	4/1/14	150	165
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	2,450	2,916
John Deere Capital Corp.	4.900%	9/9/13	2,600	2,808
John Deere Capital Corp.	1.600%	3/3/14	5,000	5,088
John Deere Capital Corp.	2.950%	3/9/15	2,650	2,791
Lockheed Martin Corp.	4.121%	3/14/13	1,725	1,813
Northrop Grumman Corp.	3.700%	8/1/14	225	241
Northrop Grumman Corp.	1.850%	11/15/15	2,750	2,757
Raytheon Co.	1.625%	10/15/15	200	200
Roper Industries Inc.	6.625%	8/15/13	1,375	1,515
TycoInternational Finance SA	6.000%	11/15/13	950	1,050
TycoInternational Finance SA	4.125%	10/15/14	2,925	3,162
TycoInternational Finance SA	3.375%	10/15/15	200	211

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Technologies Corp.	4.875%	5/1/15	2,700	3,057
Waste Management Inc.	6.375%	11/15/12	325	345
Waste Management Inc.	5.000%	3/15/14	100	109
Waste Management Inc.	6.375%	3/11/15	534	616
Waste Management Inc.	2.600%	9/1/16	1,800	1,822

Communication (9.5%)
America Movil SAB de CV	5.500%	3/1/14	2,600	2,864
America Movil SAB de CV	3.625%	3/30/15	700	742
America Movil SAB de CV	2.375%	9/8/16	2,025	2,009
American Tower Corp.	4.625%	4/1/15	1,600	1,728
AT&T Inc.	4.950%	1/15/13	8,200	8,595
AT&T Inc.	6.700%	11/15/13	7,425	8,288
AT&T Inc.	4.850%	2/15/14	1,900	2,058
AT&T Inc.	5.100%	9/15/14	3,250	3,582
AT&T Inc.	2.500%	8/15/15	3,700	3,785
AT&T Inc.	2.950%	5/15/16	1,300	1,347
AT&T Inc.	5.625%	6/15/16	1,300	1,489
AT&T Inc.	2.400%	8/15/16	1,325	1,341
BellSouth Corp.	5.200%	9/15/14	200	221
British Telecommunications plc	5.150%	1/15/13	2,525	2,660
CBS Corp.	8.200%	5/15/14	400	465
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	8,300	9,131
CenturyLink Inc.	5.000%	2/15/15	300	307
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	5,730	6,349
Comcast Corp.	5.300%	1/15/14	8,075	8,848
Comcast Corp.	6.500%	1/15/15	250	286
Comcast Corp.	5.900%	3/15/16	250	289
COX Communications Inc.	4.625%	6/1/13	3,750	3,978
COX Communications Inc.	5.450%	12/15/14	1,675	1,867
Deutsche Telekom International Finance BV	5.250%	7/22/13	1,700	1,815
Deutsche Telekom International Finance BV	5.875%	8/20/13	146	159
Deutsche Telekom International Finance BV	4.875%	7/8/14	2,475	2,676
Deutsche Telekom International Finance BV	5.750%	3/23/16	1,725	1,933
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	4.750%	10/1/14	2,100	2,306
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.550%	3/15/15	4,050	4,283
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.500%	3/1/16	2,000	2,087
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	7.625%	5/15/16	2,500	2,687
Discovery Communications LLC	3.700%	6/1/15	1,400	1,492
Embarq Corp.	7.082%	6/1/16	4,000	4,371
France Telecom SA	4.375%	7/8/14	4,800	5,130
McGraw-Hill Cos. Inc.	5.375%	11/15/12	200	209
NBCUniversal Media LLC	2.100%	4/1/14	1,100	1,121
NBCUniversal Media LLC	3.650%	4/30/15	375	398
NBCUniversal Media LLC	2.875%	4/1/16	2,100	2,157
News America Inc.	5.300%	12/15/14	3,000	3,308
Omnicom Group Inc.	5.900%	4/15/16	1,500	1,699
QwestCorp.	8.375%	5/1/16	7,525	8,558
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,122	1,279
Rogers Communications Inc.	6.375%	3/1/14	4,075	4,577
TCI Communications Inc.	8.750%	8/1/15	125	153

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Telecom Italia Capital SA	5.250%	11/15/13	630	631
Telecom Italia Capital SA	6.175%	6/18/14	7,250	7,397
Telecom Italia Capital SA	4.950%	9/30/14	150	149
Telecom Italia Capital SA	5.250%	10/1/15	1,000	983
Telefonica Emisiones SAU	2.582%	4/26/13	6,850	6,766
Telefonica Emisiones SAU	4.949%	1/15/15	250	256
Telefonica Emisiones SAU	3.729%	4/27/15	550	544
Telefonica Emisiones SAU	3.992%	2/16/16	3,300	3,268
Telefonica Emisiones SAU	6.421%	6/20/16	1,000	1,057
Thomson Reuters Corp.	5.950%	7/15/13	1,350	1,451
Thomson Reuters Corp.	5.250%	8/15/13	145	156
Thomson Reuters Corp.	5.700%	10/1/14	2,550	2,840
Time Warner Cable Inc.	6.200%	7/1/13	2,225	2,414
Time Warner Cable Inc.	8.250%	2/14/14	1,500	1,723
Time Warner Cable Inc.	7.500%	4/1/14	2,900	3,315
Time Warner Cable Inc.	3.500%	2/1/15	425	447
Time Warner Entertainment Co. LP	8.875%	10/1/12	250	272
Verizon Communications Inc.	4.350%	2/15/13	2,175	2,282
Verizon Communications Inc.	5.250%	4/15/13	7,990	8,533
Verizon Communications Inc.	1.950%	3/28/14	3,325	3,395
Verizon Communications Inc.	5.550%	2/15/16	1,600	1,819
Verizon Communications Inc.	3.000%	4/1/16	3,100	3,227
Verizon Global Funding Corp.	7.375%	9/1/12	250	266
Vodafone Group plc	4.150%	6/10/14	8,876	9,617
Vodafone Group plc	3.375%	11/24/15	1,825	1,938
Vodafone Group plc	5.750%	3/15/16	275	317
WPP Finance UK	8.000%	9/15/14	2,700	3,145

Consumer Cyclical (4.3%)
AutoZone Inc.	5.750%	1/15/15	100	111
AutoZone Inc.	5.500%	11/15/15	2,200	2,481
Best Buy Co. Inc.	6.750%	7/15/13	1,500	1,621
CVS Caremark Corp.	3.250%	5/18/15	3,475	3,669
Daimler Finance North America LLC	6.500%	11/15/13	2,525	2,791
Darden Restaurants Inc.	5.625%	10/15/12	250	262
eBay Inc.	0.875%	10/15/13	425	427
eBay Inc.	1.625%	10/15/15	2,950	2,969
1 Harley-Davidson Funding Corp.	5.250%	12/15/12	175	183
Home Depot Inc.	5.250%	12/16/13	1,725	1,875
Home Depot Inc.	5.400%	3/1/16	6,650	7,559
HyattHotels Corp.	3.875%	8/15/16	400	402
Johnson Controls Inc.	5.500%	1/15/16	3,075	3,469
Lowe’s Cos. Inc.	5.600%	9/15/12	1,000	1,052
Lowe’s Cos. Inc.	5.000%	10/15/15	1,800	2,036
Macy’s Retail Holdings Inc.	5.750%	7/15/14	600	647
Macy’s Retail Holdings Inc.	8.125%	7/15/15	1,825	2,146
Marriott International Inc.	5.625%	2/15/13	400	417
Marriott International Inc.	6.200%	6/15/16	1,200	1,396
McDonald’s Corp.	4.300%	3/1/13	2,461	2,597
Nordstrom Inc.	6.750%	6/1/14	50	57
PACCAR Financial Corp.	1.950%	12/17/12	175	178
PACCAR Inc.	6.875%	2/15/14	2,125	2,423
Staples Inc.	7.375%	10/1/12	150	160
Staples Inc.	9.750%	1/15/14	3,725	4,368
Target Corp.	1.125%	7/18/14	2,000	2,017

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Target Corp.	5.875%	7/15/16	1,500	1,779
Time Warner Inc.	3.150%	7/15/15	3,475	3,618
Toyota Motor Credit Corp.	1.375%	8/12/13	4,225	4,271
Toyota Motor Credit Corp.	3.200%	6/17/15	750	796
Turner Broadcasting System Inc.	8.375%	7/1/13	1,650	1,851
Viacom Inc.	4.375%	9/15/14	4,450	4,817
Wal-Mart Stores Inc.	4.250%	4/15/13	4,125	4,370
Wal-Mart Stores Inc.	4.550%	5/1/13	4,700	5,012
Wal-Mart Stores Inc.	1.625%	4/15/14	2,950	3,022
Wal-Mart Stores Inc.	3.200%	5/15/14	1,975	2,102
Wal-Mart Stores Inc.	4.500%	7/1/15	1,200	1,351
Wal-Mart Stores Inc.	2.250%	7/8/15	625	651
Wal-Mart Stores Inc.	1.500%	10/25/15	825	831
Walgreen Co.	4.875%	8/1/13	2,125	2,293
Walt Disney Co.	4.500%	12/15/13	3,575	3,881
Western Union Co.	6.500%	2/26/14	475	528

Consumer Noncyclical (12.9%)
AbbottLaboratories	5.150%	11/30/12	2,875	3,041
AbbottLaboratories	2.700%	5/27/15	175	185
AbbottLaboratories	5.875%	5/15/16	4,400	5,204
Allergan Inc.	5.750%	4/1/16	1,200	1,408
Altria Group Inc.	8.500%	11/10/13	875	1,005
Altria Group Inc.	4.125%	9/11/15	5,400	5,779
AmerisourceBergen Corp.	5.625%	9/15/12	25	26
AmerisourceBergen Corp.	5.875%	9/15/15	925	1,062
Amgen Inc.	4.850%	11/18/14	3,600	4,025
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	5,400	5,538
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	1,375	1,408
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	400	406
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	3,100	3,496
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	2,925	3,194
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	200	211
AstraZeneca plc	5.400%	9/15/12	3,200	3,359
AstraZeneca plc	5.400%	6/1/14	875	987
Avon Products Inc.	5.625%	3/1/14	450	486
Baxter International Inc.	1.800%	3/15/13	200	203
Baxter International Inc.	4.000%	3/1/14	333	358
Baxter International Inc.	4.625%	3/15/15	400	446
Biogen Idec Inc.	6.000%	3/1/13	25	27
Boston Scientific Corp.	4.500%	1/15/15	1,400	1,486
Boston Scientific Corp.	6.250%	11/15/15	2,800	3,111
Bottling Group LLC	6.950%	3/15/14	475	545
Bottling Group LLC	5.500%	4/1/16	425	496
Bristol-Myers Squibb Co.	5.250%	8/15/13	1,325	1,442
Brown-Forman Corp.	2.500%	1/15/16	575	596
Bunge Ltd. Finance Corp.	5.875%	5/15/13	400	425
Bunge Ltd. Finance Corp.	5.350%	4/15/14	525	561
Bunge Ltd. Finance Corp.	4.100%	3/15/16	1,500	1,567
Campbell Soup Co.	3.375%	8/15/14	2,700	2,907
Cardinal Health Inc.	4.000%	6/15/15	325	351
CareFusion Corp.	5.125%	8/1/14	2,700	2,963
Celgene Corp.	2.450%	10/15/15	375	380
Church & Dwight Co. Inc.	3.350%	12/15/15	250	261
Cia de Bebidas das Americas	8.750%	9/15/13	1,000	1,140

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Clorox Co.	5.000%	3/1/13	3,000	3,134
Coca-Cola Co.	3.625%	3/15/14	850	913
Coca-Cola Co.	1.500%	11/15/15	600	609
Coca-Cola Enterprises Inc.	2.125%	9/15/15	1,200	1,218
Coca-Cola Enterprises Inc.	2.000%	8/19/16	500	498
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,450	5,143
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	1,885	2,082
Corn Products International Inc.	3.200%	11/1/15	125	130
Covidien International Finance SA	1.875%	6/15/13	4,000	4,072
Delhaize Group SA	5.875%	2/1/14	25	28
DENTSPLY International Inc.	2.750%	8/15/16	525	525
Diageo Capital plc	7.375%	1/15/14	3,475	3,979
Diageo Finance BV	5.500%	4/1/13	2,200	2,363
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	600	610
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,025	3,142
Eli Lilly & Co.	4.200%	3/6/14	600	650
Express Scripts Inc.	5.250%	6/15/12	775	800
Express Scripts Inc.	6.250%	6/15/14	100	111
Express Scripts Inc.	3.125%	5/15/16	2,850	2,920
Fortune Brands Inc.	3.000%	6/1/12	2,000	2,024
Genentech Inc.	4.750%	7/15/15	475	533
General Mills Inc.	5.650%	9/10/12	150	157
General Mills Inc.	5.250%	8/15/13	3,175	3,439
General Mills Inc.	5.200%	3/17/15	2,150	2,436
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	6,333	6,779
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,575	1,725
Hasbro Inc.	6.125%	5/15/14	1,025	1,132
Hospira Inc.	5.900%	6/15/14	25	28
Johnson & Johnson	5.150%	8/15/12	4,950	5,163
Kellogg Co.	5.125%	12/3/12	2,090	2,200
Kellogg Co.	4.450%	5/30/16	3,275	3,653
Kimberly-Clark Corp.	4.875%	8/15/15	2,550	2,895
Koninklijke Philips Electronics NV	4.625%	3/11/13	1,075	1,134
Kraft Foods Inc.	6.000%	2/11/13	130	139
Kraft Foods Inc.	2.625%	5/8/13	2,650	2,705
Kraft Foods Inc.	5.250%	10/1/13	3,635	3,922
Kraft Foods Inc.	6.750%	2/19/14	125	141
Kraft Foods Inc.	4.125%	2/9/16	4,425	4,737
Kroger Co.	5.000%	4/15/13	875	928
Kroger Co.	7.500%	1/15/14	2,375	2,724
Kroger Co.	3.900%	10/1/15	1,750	1,872
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,075	1,218
Life Technologies Corp.	4.400%	3/1/15	4,450	4,687
Lorillard Tobacco Co.	3.500%	8/4/16	800	803
McKesson Corp.	6.500%	2/15/14	575	649
McKesson Corp.	3.250%	3/1/16	2,175	2,313
Medco Health Solutions Inc.	6.125%	3/15/13	900	959
Medco Health Solutions Inc.	7.250%	8/15/13	400	439
Medco Health Solutions Inc.	2.750%	9/15/15	1,525	1,555
Medtronic Inc.	4.500%	3/15/14	100	109
Medtronic Inc.	3.000%	3/15/15	5,050	5,344
Medtronic Inc.	2.625%	3/15/16	1,000	1,042
Merck & Co. Inc.	5.300%	12/1/13	6,125	6,731
Merck & Co. Inc.	4.750%	3/1/15	550	619
Merck & Co. Inc.	4.000%	6/30/15	175	193

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Merck & Co. Inc.	2.250%	1/15/16	2,475	2,569
Newell Rubbermaid Inc.	5.500%	4/15/13	1,150	1,221
Novartis Capital Corp.	1.900%	4/24/13	5,550	5,676
Novartis Capital Corp.	4.125%	2/10/14	4,075	4,408
Novartis Capital Corp.	2.900%	4/24/15	1,325	1,401
PepsiAmericas Inc.	4.875%	1/15/15	225	253
PepsiCo Inc.	4.650%	2/15/13	6,529	6,906
PepsiCo Inc.	3.750%	3/1/14	650	697
PepsiCo Inc.	0.800%	8/25/14	1,000	1,001
PepsiCo Inc.	3.100%	1/15/15	3,850	4,097
PepsiCo Inc.	2.500%	5/10/16	2,400	2,492
Pfizer Inc.	5.350%	3/15/15	7,300	8,303
Philip Morris International Inc.	4.875%	5/16/13	3,050	3,251
Philip Morris International Inc.	6.875%	3/17/14	2,800	3,189
Procter & Gamble Co.	0.700%	8/15/14	1,050	1,052
Procter & Gamble Co.	3.150%	9/1/15	3,275	3,525
Procter & Gamble Co.	4.850%	12/15/15	500	570
Procter & Gamble Co.	1.450%	8/15/16	1,550	1,551
Quest Diagnostics Inc.	3.200%	4/1/16	1,000	1,046
Reynolds American Inc.	7.250%	6/1/13	1,575	1,724
Reynolds American Inc.	7.625%	6/1/16	1,000	1,201
Safeway Inc.	6.250%	3/15/14	2,000	2,231
Sanofi	1.625%	3/28/14	1,375	1,401
Sanofi	2.625%	3/29/16	4,550	4,729
Sara Lee Corp.	2.750%	9/15/15	1,575	1,585
St. Jude Medical Inc.	2.200%	9/15/13	450	461
St. Jude Medical Inc.	3.750%	7/15/14	50	54
St. Jude Medical Inc.	2.500%	1/15/16	975	1,010
Stryker Corp.	3.000%	1/15/15	1,375	1,450
SyscoCorp.	4.200%	2/12/13	75	79
Teva Pharmaceutical Finance II BV /
Teva Pharmaceutical Finance III LLC	3.000%	6/15/15	400	419
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	1,825	1,838
Thermo Fisher Scientific Inc.	2.050%	2/21/14	350	360
Thermo Fisher Scientific Inc.	3.250%	11/20/14	150	159
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,375	1,453
Thermo Fisher Scientific Inc.	3.200%	3/1/16	1,700	1,780
Thermo Fisher Scientific Inc.	2.250%	8/15/16	2,000	2,017
Unilever Capital Corp.	3.650%	2/15/14	300	320
Unilever Capital Corp.	2.750%	2/10/16	1,750	1,856
Whirlpool Corp.	5.500%	3/1/13	4,850	5,082
Wyeth	5.500%	3/15/13	50	54
Wyeth	5.500%	2/1/14	4,305	4,768
Wyeth	5.500%	2/15/16	2,500	2,897

Energy (4.9%)
Anadarko Petroleum Corp.	7.625%	3/15/14	2,950	3,365
Anadarko Petroleum Corp.	5.750%	6/15/14	560	618
Apache Corp.	5.250%	4/15/13	1,920	2,055
Apache Corp.	6.000%	9/15/13	1,450	1,598
Baker Hughes Inc.	6.500%	11/15/13	1,200	1,350
BPCapital Markets plc	5.250%	11/7/13	6,900	7,457
BPCapital Markets plc	3.625%	5/8/14	1,150	1,216
BPCapital Markets plc	3.875%	3/10/15	6,825	7,296
BPCapital Markets plc	3.125%	10/1/15	2,050	2,145

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Canadian Natural Resources Ltd.	5.150%	2/1/13	2,500	2,642
Canadian Natural Resources Ltd.	4.900%	12/1/14	400	445
Cenovus Energy Inc.	4.500%	9/15/14	2,750	2,983
Chevron Corp.	3.950%	3/3/14	4,325	4,669
ConocoPhillips	4.750%	2/1/14	5,075	5,535
ConocoPhillips	4.600%	1/15/15	3,625	3,987
Devon Energy Corp.	5.625%	1/15/14	1,800	1,990
Devon Energy Corp.	2.400%	7/15/16	1,300	1,319
Diamond Offshore Drilling Inc.	5.150%	9/1/14	750	827
EnCana Holdings Finance Corp.	5.800%	5/1/14	2,450	2,713
Ensco plc	3.250%	3/15/16	1,425	1,471
EOG Resources Inc.	2.950%	6/1/15	1,125	1,185
Husky Energy Inc.	5.900%	6/15/14	1,400	1,556
1 Marathon Petroleum Corp.	3.500%	3/1/16	2,700	2,845
Noble Holding International Ltd.	3.450%	8/1/15	800	846
Noble Holding International Ltd.	3.050%	3/1/16	1,000	1,042
Occidental Petroleum Corp.	1.450%	12/13/13	1,250	1,271
Occidental Petroleum Corp.	2.500%	2/1/16	800	834
Occidental Petroleum Corp.	4.125%	6/1/16	1,200	1,336
Shell International Finance BV	1.875%	3/25/13	3,450	3,518
Shell International Finance BV	4.000%	3/21/14	9,225	9,948
Shell International Finance BV	3.100%	6/28/15	400	425
Shell International Finance BV	3.250%	9/22/15	775	826
Statoil ASA	3.875%	4/15/14	500	540
Statoil ASA	2.900%	10/15/14	4,375	4,636
Total Capital Canada Ltd.	1.625%	1/28/14	1,000	1,020
Total Capital SA	3.000%	6/24/15	5,575	5,911
Total Capital SA	2.300%	3/15/16	1,900	1,965
Transocean Inc.	5.250%	3/15/13	1,450	1,523
Transocean Inc.	4.950%	11/15/15	1,295	1,395
Valero Energy Corp.	4.750%	6/15/13	775	817

Other Industrial (0.0%)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	2.900%	10/15/14	660	704

Technology (5.6%)
Adobe Systems Inc.	3.250%	2/1/15	2,250	2,377
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Agilent Technologies Inc.	5.500%	9/14/15	3,300	3,692
Analog Devices Inc.	3.000%	4/15/16	1,000	1,041
Applied Materials Inc.	2.650%	6/15/16	700	714
Arrow Electronics Inc.	3.375%	11/1/15	500	519
1 Broadcom Corp.	1.500%	11/1/13	500	503
CA Inc.	6.125%	12/1/14	1,500	1,687
Cisco Systems Inc.	1.625%	3/14/14	2,050	2,088
Cisco Systems Inc.	2.900%	11/17/14	5,500	5,833
Cisco Systems Inc.	5.500%	2/22/16	2,250	2,604
Computer Sciences Corp.	5.500%	3/15/13	1,700	1,797
Dell Inc.	1.400%	9/10/13	475	478
Dell Inc.	2.300%	9/10/15	4,375	4,462
Dell Inc.	3.100%	4/1/16	2,225	2,320
Dun & Bradstreet Corp.	6.000%	4/1/13	50	54
Dun & Bradstreet Corp.	2.875%	11/15/15	625	645
Fiserv Inc.	3.125%	6/15/16	925	946

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Google Inc.	2.125%	5/19/16	2,700	2,789
Harris Corp.	5.000%	10/1/15	200	224
Hewlett-Packard Co.	4.500%	3/1/13	6,200	6,487
Hewlett-Packard Co.	1.250%	9/13/13	3,850	3,837
Hewlett-Packard Co.	6.125%	3/1/14	2,768	3,056
Hewlett-Packard Co.	1.550%	5/30/14	1,725	1,739
Hewlett-Packard Co.	2.125%	9/13/15	2,650	2,657
Hewlett-Packard Co.	2.200%	12/1/15	375	379
Hewlett-Packard Co.	2.650%	6/1/16	1,220	1,244
HPEnterprise Services LLC	6.000%	8/1/13	425	462
IBM International Group Capital LLC	5.050%	10/22/12	5,665	5,956
International Business Machines Corp.	4.750%	11/29/12	125	132
International Business Machines Corp.	2.100%	5/6/13	5,725	5,863
International Business Machines Corp.	1.000%	8/5/13	3,700	3,727
International Business Machines Corp.	6.500%	10/15/13	925	1,036
International Business Machines Corp.	1.250%	5/12/14	2,775	2,815
International Business Machines Corp.	2.000%	1/5/16	775	790
International Business Machines Corp.	1.950%	7/22/16	2,425	2,464
Juniper Networks Inc.	3.100%	3/15/16	300	312
Lexmark International Inc.	5.900%	6/1/13	150	159
Maxim Integrated Products Inc.	3.450%	6/14/13	150	155
Microsoft Corp.	0.875%	9/27/13	300	302
Microsoft Corp.	2.950%	6/1/14	5,150	5,471
Microsoft Corp.	1.625%	9/25/15	450	457
Microsoft Corp.	2.500%	2/8/16	2,200	2,319
Oracle Corp.	4.950%	4/15/13	1,175	1,255
Oracle Corp.	3.750%	7/8/14	4,930	5,350
Oracle Corp.	5.250%	1/15/16	2,700	3,115
Pitney Bowes Inc.	4.875%	8/15/14	1,800	1,951
Pitney Bowes Inc.	4.750%	1/15/16	2,750	2,974
SymantecCorp.	2.750%	9/15/15	1,000	1,019
Texas Instruments Inc.	1.375%	5/15/14	1,000	1,015
Texas Instruments Inc.	2.375%	5/16/16	2,925	3,013
TycoElectronics Group SA	6.000%	10/1/12	527	556
Xerox Corp.	5.500%	5/15/12	3,250	3,350
Xerox Corp.	5.650%	5/15/13	125	133
Xerox Corp.	4.250%	2/15/15	3,025	3,221

Transportation (1.2%)
Burlington Northern Santa Fe LLC	7.000%	2/1/14	3,100	3,524
Canadian National Railway Co.	4.400%	3/15/13	1,000	1,057
Canadian National Railway Co.	5.800%	6/1/16	700	830
2 Continental Airlines 2009-1 Pass Through Trust	9.000%	7/8/16	912	994
CSX Corp.	6.250%	4/1/15	4,825	5,581
JB Hunt Transport Services Inc.	3.375%	9/15/15	300	306
Norfolk Southern Corp.	5.750%	1/15/16	1,500	1,728
RyderSystem Inc.	6.000%	3/1/13	150	159
RyderSystem Inc.	5.850%	3/1/14	500	549
RyderSystem Inc.	3.150%	3/2/15	525	545
RyderSystem Inc.	7.200%	9/1/15	325	385
RyderSystem Inc.	3.600%	3/1/16	2,100	2,187
Union Pacific Corp.	5.450%	1/31/13	900	958
United Parcel Service Inc.	4.500%	1/15/13	500	526
United Parcel Service Inc.	3.875%	4/1/14	5,025	5,434
				954,232

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Utilities (7.2%)
Electric (5.1%)
Alabama Power Co.	4.850%	12/15/12	200	211
Ameren Corp.	8.875%	5/15/14	525	599
Appalachian Power Co.	3.400%	5/24/15	600	636
Carolina Power & Light Co.	5.125%	9/15/13	75	81
Carolina Power & Light Co.	5.150%	4/1/15	237	267
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	3,450	3,938
Cleveland Electric Illuminating Co.	5.650%	12/15/13	75	81
Commonwealth Edison Co.	1.625%	1/15/14	725	732
Commonwealth Edison Co.	4.700%	4/15/15	600	665
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	3,500	3,681
Consolidated Natural Gas Co.	5.000%	12/1/14	225	250
Constellation Energy Group Inc.	4.550%	6/15/15	525	565
Consumers Energy Co.	5.375%	4/15/13	50	54
Consumers Energy Co.	5.500%	8/15/16	1,300	1,494
Dayton Power & Light Co.	5.125%	10/1/13	710	771
Dominion Resources Inc.	5.700%	9/17/12	1,100	1,155
Dominion Resources Inc.	5.000%	3/15/13	200	212
Dominion Resources Inc.	1.800%	3/15/14	2,000	2,021
Dominion Resources Inc.	5.150%	7/15/15	1,725	1,940
2 Dominion Resources Inc.	7.500%	6/30/66	1,100	1,129
Duke Energy Corp.	6.300%	2/1/14	3,900	4,342
Duke Energy Corp.	3.950%	9/15/14	1,975	2,119
Duke Energy Corp.	3.350%	4/1/15	3,375	3,575
Exelon Corp.	4.900%	6/15/15	4,450	4,880
FirstEnergy Solutions Corp.	4.800%	2/15/15	2,550	2,768
Florida Power Corp.	5.100%	12/1/15	2,150	2,465
Great Plains Energy Inc.	2.750%	8/15/13	325	333
1 IberdrolaFinance Ireland Ltd.	3.800%	9/11/14	50	50
Kentucky Utilities Co.	1.625%	11/1/15	350	352
LG&E and KU Energy LLC	2.125%	11/15/15	425	421
Louisville Gas & Electric Co.	1.625%	11/15/15	200	202
Midamerican Energy Holdings Co.	5.875%	10/1/12	3,150	3,314
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	6,325	6,842
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	400	420
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	375	385
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,600	4,327
1 Niagara Mohawk Power Corp.	3.553%	10/1/14	50	53
Northeast Utilities	5.650%	6/1/13	25	27
Northern States Power Co.	1.950%	8/15/15	125	128
NSTAR Electric Co.	4.875%	10/15/12	50	52
Ohio Power Co.	6.000%	6/1/16	2,000	2,328
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	525	572
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,100	2,420
Pacific Gas & Electric Co.	6.250%	12/1/13	310	345
Pacific Gas & Electric Co.	4.800%	3/1/14	4,725	5,152
Peco Energy Co.	5.000%	10/1/14	25	28
Pepco Holdings Inc.	2.700%	10/1/15	500	519
PG&E Corp.	5.750%	4/1/14	50	55
PPL Energy Supply LLC	6.300%	7/15/13	1,650	1,786
PPL Energy Supply LLC	5.400%	8/15/14	75	83
PPL Energy Supply LLC	6.200%	5/15/16	1,100	1,281
Progress Energy Inc.	6.050%	3/15/14	1,450	1,622
PSEG Power LLC	2.500%	4/15/13	1,750	1,779
PSEG Power LLC	5.000%	4/1/14	100	107

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PSEG Power LLC	5.500%	12/1/15	975	1,090
Public Service Co. of Colorado	7.875%	10/1/12	3,715	3,995
Public Service Electric & Gas Co.	5.125%	9/1/12	1,700	1,773
Public Service Electric & Gas Co.	2.700%	5/1/15	150	159
San Diego Gas & Electric Co.	5.300%	11/15/15	300	348
Sierra Pacific Power Co.	6.000%	5/15/16	1,350	1,596
Southern California Edison Co.	5.750%	3/15/14	3,850	4,303
Southern California Edison Co.	4.150%	9/15/14	1,089	1,180
Southern California Edison Co.	4.650%	4/1/15	600	665
Southern Co.	4.150%	5/15/14	1,141	1,221
Southern Co.	2.375%	9/15/15	4,450	4,543
Southern Power Co.	4.875%	7/15/15	1,875	2,083
TECO Finance Inc.	4.000%	3/15/16	725	778
TransAlta Corp.	4.750%	1/15/15	1,600	1,732
Virginia Electric and Power Co.	5.100%	11/30/12	1,300	1,368
Wisconsin Electric Power Co.	6.000%	4/1/14	950	1,073

Natural Gas (2.0%)
Atmos Energy Corp.	5.125%	1/15/13	300	317
Atmos Energy Corp.	4.950%	10/15/14	105	116
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,585
DCP Midstream Operating LP	3.250%	10/1/15	200	205
Enbridge Energy Partners LP	5.875%	12/15/16	1,000	1,177
Enbridge Inc.	5.800%	6/15/14	325	361
Energy Transfer Partners LP	6.000%	7/1/13	340	362
Energy Transfer Partners LP	5.950%	2/1/15	4,550	5,006
Enterprise Products Operating LLC	6.375%	2/1/13	100	107
Enterprise Products Operating LLC	9.750%	1/31/14	425	502
Enterprise Products Operating LLC	5.600%	10/15/14	3,600	3,974
Enterprise Products Operating LLC	5.000%	3/1/15	206	227
Enterprise Products Operating LLC	3.700%	6/1/15	1,300	1,368
Enterprise Products Operating LLC	3.200%	2/1/16	1,500	1,551
Kinder Morgan Energy Partners LP	5.850%	9/15/12	300	315
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,550	1,673
Kinder Morgan Energy Partners LP	3.500%	3/1/16	1,150	1,191
National Grid plc	6.300%	8/1/16	1,800	2,100
Nisource Finance Corp.	6.150%	3/1/13	1,675	1,795
Nisource Finance Corp.	5.400%	7/15/14	2,325	2,569
Oneok Inc.	5.200%	6/15/15	225	249
ONEOKPartners LP	3.250%	2/1/16	1,725	1,783
Plains All American Pipeline LP /
PAA Finance Corp.	4.250%	9/1/12	1,500	1,546
Questar Corp.	2.750%	2/1/16	275	288
Sempra Energy	2.000%	3/15/14	2,400	2,442
Spectra Energy Capital LLC	6.250%	2/15/13	1,725	1,839
Texas Gas Transmission LLC	4.600%	6/1/15	175	189
TransCanada PipeLines Ltd.	4.000%	6/15/13	425	450
TransCanada PipeLines Ltd.	3.400%	6/1/15	1,500	1,607
Williams Partners LP	3.800%	2/15/15	4,400	4,667

Other Utility (0.1%)
Veolia Environnement SA	5.250%	6/3/13	900	953
				146,035
Total Corporate Bonds (Cost $1,965,794)				1,987,309

Short-Term Corporate Bond Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
3 Vanguard Market Liquidity Fund (Cost $17,586)	0.132%	17,585,994	17,586
Total Investments (99.9%) (Cost $2,008,795)			2,030,285
Other Assets and Liabilities (0.1%)
Other Assets			59,883
Liabilities			(56,873)
			3,010
Net Assets (100%)			2,033,295

At August 31, 2011, net assets consisted of:
			Amount
			($000)
Paid-in Capital			2,009,403
Overdistributed Net Investment Income			(206)
Accumulated Net Realized Gains			2,608
Unrealized Appreciation (Depreciation)			21,490
Net Assets			2,033,295

Signal Shares—Net Assets
Applicable to 163,468 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			3,475
Net Asset Value Per Share—Signal Shares			$21.26

Institutional Shares—Net Assets
Applicable to 4,809,033 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			125,162
Net Asset Value Per Share—Institutional Shares			$26.03

ETF Shares—Net Assets
Applicable to 24,400,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			1,904,658
Net Asset Value Per Share—ETF Shares			$78.06

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $9,559,000, representing 0.5% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Operations

Year Ended
August 31, 2011
($000)
Investment Income
Income
Interest[1]	35,502
Total Income	35,502
Expenses
The Vanguard Group—Note B
Investment Advisory Services	80
Management and Administrative—Signal Shares	1
Management and Administrative—Institutional Shares	71
Management and Administrative—ETF Shares	1,249
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	45
Marketing and Distribution—ETF Shares	315
Custodian Fees	15
Auditing Fees	41
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	59
Trustees’ Fees and Expenses	1
Total Expenses	1,877
Net Investment Income	33,625
Realized Net Gain (Loss)
Investment Securities Sold	3,847
Futures Contracts	(373)
Realized Net Gain (Loss)	3,474
Change in Unrealized Appreciation (Depreciation) of Investment Securities	4,900
Net Increase (Decrease) in Net Assets Resulting from Operations	41,999
1 Interest income from an affiliated company of the fund was $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

		November 19,
	Year Ended	2009[1] to
	August 31,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,625	7,757
Realized Net Gain (Loss)	3,474	535
Change in Unrealized Appreciation (Depreciation)	4,900	16,590
Net Increase (Decrease) in Net Assets Resulting from Operations	41,999	24,882
Distributions
Net Investment Income
Signal Shares	(25)	—
Institutional Shares	(3,490)	(1,442)
ETF Shares	(30,249)	(6,382)
Realized Capital Gain[2]
Signal Shares	—	—
Institutional Shares	(127)	—
ETF Shares	(800)	—
Total Distributions	(34,691)	(7,824)
Capital Share Transactions
Signal Shares	3,477	—
Institutional Shares	(9,699)	130,482
ETF Shares	1,191,319	693,350
Net Increase (Decrease) from Capital Share Transactions	1,185,097	823,832
Total Increase (Decrease)	1,192,405	840,890
Net Assets
Beginning of Period	840,890	—
End of Period[3]	2,033,295	840,890

1 Inception.
2 Includes fiscal 2011 short-term gain distributions totaling $927,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($206,000) and ($67,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Signal Shares
November 18, 2010[1] to
For a Share Outstanding Throughout the Period	August 31, 2011
Net Asset Value, Beginning of Period	$21.21
Investment Operations
Net Investment Income	.387
Net Realized and Unrealized Gain (Loss) on Investments	.091
Total from Investment Operations	.478
Distributions
Dividends from Net Investment Income	(.410)
Distributions from Realized Capital Gains	(.018)
Total Distributions	(.428)
Net Asset Value, End of Period	$21.26

Total Return[2]	2.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3
Ratio of Total Expenses to Average Net Assets	0.14%[3]
Ratio of Net Investment Income to Average Net Assets	2.39%[3]
Portfolio Turnover Rate[4]	63%

1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Year	Nov. 19,
	Ended	2009[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$25.90	$25.02
Investment Operations
Net Investment Income	.619	.453
Net Realized and Unrealized Gain (Loss) on Investments	.151	.882
Total from Investment Operations	.770	1.335
Distributions
Dividends from Net Investment Income	(.618)	(.455)
Distributions from Realized Capital Gains	(.022)	—
Total Distributions	(.640)	(.455)
Net Asset Value, End of Period	$26.03	$25.90

Total Return[2]	3.01%	5.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$125	$134
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	2.44%	2.62%[3]
Portfolio Turnover Rate[4]	63%	68%

1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Year	Nov. 19,
	Ended	2009[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$77.68	$75.05
Investment Operations
Net Investment Income	1.815	1.334
Net Realized and Unrealized Gain (Loss) on Investments	.443	2.636
Total from Investment Operations	2.258	3.970
Distributions
Dividends from Net Investment Income	(1.813)	(1.340)
Distributions from Realized Capital Gains	(.065)	—
Total Distributions	(1.878)	(1.340)
Net Asset Value, End of Period	$78.06	$77.68

Total Return	2.94%	5.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,905	$707
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.39%	2.56%[2]
Portfolio Turnover Rate[3]	63%	68%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Signal Shares were first issued on November 18, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. There were no open futures contracts at August 31, 2011.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Short-Term Corporate Bond Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $301,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	25,390	—
Corporate Bonds	—	1,987,309	—
Temporary Cash Investments	17,586	—	—
Total	17,586	2,012,699	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended August 31, 2011, the fund realized $362,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $108,000 from accumulated net realized gains to paid-in capital.

Short-Term Corporate Bond Index Fund

For tax purposes, at August 31, 2011, the fund had short-term and long-term capital gains of $1,506,000 and $1,229,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At August 31, 2011, the cost of investment securities for tax purposes was $2,008,922,000. Net unrealized appreciation of investment securities for tax purposes was $21,363,000, consisting of unrealized gains of $28,030,000 on securities that had risen in value since their purchase and $6,667,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended August 31, 2011, the fund purchased $1,652,313,000 of investment securities and sold $488,905,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $414,203,000 and $396,145,000, respectively.

F. Capital share transactions for each class of shares were:

		Year Ended		Inception[1] to
	August 31, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[2]	4,404	207	—	—
Issued in Lieu of Cash Distributions	24	1	—	—
Redeemed	(951)	(45)	—	—
Net Increase (Decrease)—Signal Shares	3,477	163	—	—
Institutional Shares
Issued[2]	20,397	785	132,040	5,234
Issued in Lieu of Cash Distributions	3,552	137	1,442	57
Redeemed	(33,648)	(1,287)	(3,000)	(117)
Net Increase (Decrease)—Institutional Shares	(9,699)	(365)	130,482	5,174
ETF Shares
Issued[2]	1,214,469	15,600	693,350	9,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(23,150)	(300)	—	—
Net Increase (Decrease)—ETF Shares	1,191,319	15,300	693,350	9,100

1 Inception was November 19, 2009, for ETF Shares and Institutional Shares, and November 18, 2010, for Signal Shares.
2 Includes purchase fees for fiscal 2011 and 2010 of $177,000 and $178,000, respectively (fund totals).

G. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund

Fund Profile
As of August 31, 2011

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VICSX	VICBX	VCIT
Expense Ratio[1]	0.15%	0.09%	0.15%
30-Day SEC Yield	3.66%	3.68%	3.67%

Financial Attributes
		Barclays
		5–10 Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	752	1,347	7,873
Yield to Maturity
(before expenses)	3.9%	3.9%	2.3%
Average Coupon	5.7%	5.8%	4.1%
Average Duration	6.2 years	6.2 years	5.1 years
Average Effective
Maturity	7.4 years	7.5 years	7.3 years
Short-Term
Reserves	1.5%	—	—

Sector Diversification (% of portfolio)
Finance			35.1%
Industrial			53.1
Treasury/Agency			0.2
Utilities			10.4
Other			1.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	1.5%
1 - 3 Years	0.1
3 - 5 Years	0.5
5 - 10 Years	97.6
10 - 20 Years	0.3

Distribution by Credit Quality (% of portfolio)
U.S. Government	0.2%
Aaa	2.2
Aa	12.8
A	43.4
Baa	41.4
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2011, the expense ratios were 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares.

Intermediate-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 19, 2009, Through August 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/19/2009)	Investment
Intermediate-Term Corporate Bond
Index Fund ETF Shares Net Asset
Value	5.65%	9.53%	$11,759
Intermediate-Term Corporate Bond
Index Fund ETF Shares Market Price	6.25	10.15	11,879
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	4.62	6.49	11,184
Barclays Capital U.S. 5–10 Year
Corporate Bond Index	6.19	9.90	11,831
Intermediate Investment-Grade Debt
Funds Average	4.19	7.00	11,280

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.
Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases; the fee does not apply to the ETF Shares. In the final table, non-adjusted returns are shown along with the fee-adjusted returns.
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Corporate Bond Index Fund

	Average Annual Total Returns
	Periods Ended August 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(3/2/2010)	Investment
Intermediate-Term Corporate Bond
Index Fund Signal Shares	5.12%	9.41%	$11,443
Barclays Capital U.S.
Aggregate Float Adjusted Index	4.62	7.02	11,070
Barclays Capital U.S. 5–10 Year
Corporate Bond Index	6.19	10.02	11,539

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(11/19/2009)	Investment
Intermediate-Term Corporate Bond Index
Fund Institutional Shares	5.17%	9.29%	$5,857,066
Spliced Barclays Capital U.S. Aggregate
Float Adjusted Index	4.62	6.49	5,592,028
Barclays Capital U.S. 5–10 Year
Corporate Bond Index	6.19	9.90	5,915,294

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 19, 2009, Through August 31, 2011

		Since
	One	Inception
	Year	(11/19/2009)
Intermediate-Term Corporate Bond Index Fund
ETF Shares Market Price	6.25%	18.79%
Intermediate-Term Corporate Bond Index Fund
ETF Shares Net Asset Value	5.65	17.59
Barclays Capital U.S. 5–10 Year Corporate Bond
Index	6.19	18.31

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): November 19, 2009, Through August 31, 2011
		Barclays
		5–10 Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	11.30%	11.41%
2011	5.65	6.19

Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases; the fee does not apply to the ETF Shares. In the final table, non-adjusted returns are shown along with the fee-adjusted returns.

Intermediate-Term Corporate Bond Index Fund

Average Annual Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	3/2/2010	7.41%	4.47%	4.30%	8.77%
Fee-Adjusted Returns		6.87			8.36
Institutional Shares	11/19/2009	7.47	4.49	4.26	8.75
Fee-Adjusted Returns		6.93			8.41
ETF Shares	11/19/2009
Market Price		7.35			9.02
Net Asset Value		7.43			8.68

Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases; the fee does not apply to the ETF Shares. In the final table, non-adjusted returns are shown along with the fee-adjusted returns.

Intermediate-Term Corporate Bond Index Fund

Financial Statements

Statement of Net Assets
As of August 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.5%)
U.S. Government Securities (0.5%)
	United States Treasury Note/Bond	4.125%	8/31/12	400	416
	United States Treasury Note/Bond	3.250%	7/31/16	5	6
	United States Treasury Note/Bond	1.000%	8/31/16	185	185
	United States Treasury Note/Bond	2.125%	8/15/21	3,620	3,585
Total U.S. Government and Agency Obligations (Cost $4,206)					4,192
Corporate Bonds (97.0%)
Finance (34.5%)
	Banking (22.5%)
	American Express Co.	6.150%	8/28/17	2,450	2,814
	American Express Co.	7.000%	3/19/18	3,125	3,722
	American Express Co.	8.125%	5/20/19	575	738
1	American Express Co.	6.800%	9/1/66	400	399
2	BanColombia SA	5.950%	6/3/21	600	605
	Bank of America Corp.	5.625%	10/14/16	1,950	1,953
	Bank of America Corp.	5.420%	3/15/17	500	488
	Bank of America Corp.	6.000%	9/1/17	5,250	5,528
	Bank of America Corp.	5.750%	12/1/17	475	493
	Bank of America Corp.	5.650%	5/1/18	5,525	5,662
	Bank of America Corp.	5.625%	7/1/20	2,825	2,860
	Bank of America Corp.	5.875%	1/5/21	1,200	1,231
	Bank of America NA	5.300%	3/15/17	3,100	3,047
	Bank of New York Mellon Corp.	4.600%	1/15/20	825	894
	Bank of New York Mellon Corp.	4.150%	2/1/21	900	951
	Bank of Nova Scotia	4.375%	1/13/21	275	297
	Barclays Bank plc	5.000%	9/22/16	3,150	3,244
	Barclays Bank plc	6.750%	5/22/19	950	1,050
	Barclays Bank plc	5.140%	10/14/20	1,825	1,670
	BB&T Corp.	6.850%	4/30/19	1,000	1,206
	Bear Stearns Cos. LLC	5.550%	1/22/17	75	80
	Bear Stearns Cos. LLC	6.400%	10/2/17	3,900	4,466
	Bear Stearns Cos. LLC	7.250%	2/1/18	1,300	1,531
	BNPParibas SA	5.000%	1/15/21	2,500	2,578
	Capital One Bank USA NA	8.800%	7/15/19	425	522
	Capital One Financial Corp.	6.150%	9/1/16	2,600	2,778
	Capital One Financial Corp.	6.750%	9/15/17	925	1,052
	Capital One Financial Corp.	4.750%	7/15/21	300	301

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	5.500%	2/15/17	4,150	4,211
Citigroup Inc.	6.000%	8/15/17	425	460
Citigroup Inc.	6.125%	11/21/17	1,425	1,560
Citigroup Inc.	6.125%	5/15/18	3,700	4,005
Citigroup Inc.	8.500%	5/22/19	2,000	2,445
Citigroup Inc.	5.375%	8/9/20	850	902
Comerica Bank	5.200%	8/22/17	650	719
Compass Bank	6.400%	10/1/17	400	439
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	1,525	1,648
1 Credit Suisse AG	5.860%	5/29/49	976	842
Credit Suisse New York	6.000%	2/15/18	1,700	1,790
Credit Suisse New York	5.300%	8/13/19	1,700	1,744
Credit Suisse New York	4.375%	8/5/20	1,250	1,219
Deutsche Bank AG	6.000%	9/1/17	2,750	3,137
DFC Global Corp. Cvt.	5.400%	1/14/20	2,175	2,177
Discover Bank	8.700%	11/18/19	725	857
Fifth Third Bancorp	5.450%	1/15/17	1,600	1,726
1 Fifth Third Capital Trust IV	6.500%	4/15/67	525	484
First Niagara Financial Group Inc.	6.750%	3/19/20	100	112
Goldman Sachs Group Inc.	5.750%	10/1/16	2,275	2,493
Goldman Sachs Group Inc.	5.625%	1/15/17	1,975	2,040
Goldman Sachs Group Inc.	5.950%	1/18/18	1,700	1,809
Goldman Sachs Group Inc.	6.150%	4/1/18	6,100	6,515
Goldman Sachs Group Inc.	7.500%	2/15/19	885	1,006
Goldman Sachs Group Inc.	5.375%	3/15/20	1,475	1,505
Goldman Sachs Group Inc.	6.000%	6/15/20	1,850	1,953
Goldman Sachs Group Inc.	5.250%	7/27/21	1,550	1,563
HSBC Bank USA NA	6.000%	8/9/17	625	677
HSBC Bank USA NA	4.875%	8/24/20	1,255	1,218
HSBC Holdings plc	5.100%	4/5/21	2,050	2,197
Huntington Bancshares Inc.	7.000%	12/15/20	1,125	1,279
JPMorganChase & Co.	3.700%	1/20/15	50	52
JPMorganChase & Co.	6.125%	6/27/17	725	804
JPMorganChase & Co.	6.000%	1/15/18	3,515	3,943
JPMorganChase & Co.	6.300%	4/23/19	2,850	3,264
JPMorganChase & Co.	4.400%	7/22/20	1,750	1,796
JPMorganChase & Co.	4.250%	10/15/20	1,250	1,274
JPMorganChase & Co.	4.625%	5/10/21	1,600	1,679
JPMorganChase & Co.	4.350%	8/15/21	1,100	1,125
JPMorganChase Bank NA	6.000%	10/1/17	2,260	2,499
KeyCorp	5.100%	3/24/21	725	742
Lloyds TSB Bank plc	6.375%	1/21/21	2,350	2,449
Merrill Lynch & Co. Inc.	5.700%	5/2/17	900	884
Merrill Lynch & Co. Inc.	6.875%	4/25/18	2,175	2,297
Merrill Lynch & Co. Inc.	6.875%	11/15/18	400	411
Morgan Stanley	5.450%	1/9/17	6,025	6,166
Morgan Stanley	5.550%	4/27/17	900	931
Morgan Stanley	5.950%	12/28/17	175	182
Morgan Stanley	6.625%	4/1/18	2,350	2,516
Morgan Stanley	7.300%	5/13/19	350	388
Morgan Stanley	5.625%	9/23/19	290	291
Morgan Stanley	5.500%	1/26/20	8,275	8,179
Morgan Stanley	5.500%	7/24/20	425	423
Morgan Stanley	5.750%	1/25/21	1,875	1,919

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
National City Corp.	6.875%	5/15/19	1,750	2,058
Northern Trust Corp.	3.450%	11/4/20	300	306
Northern Trust Corp.	3.375%	8/23/21	575	573
PNC Funding Corp.	5.125%	2/8/20	1,250	1,376
PNC Funding Corp.	4.375%	8/11/20	2,000	2,115
Royal Bank of Scotland Group plc	6.400%	10/21/19	3,525	3,528
Royal Bank of Scotland plc	5.625%	8/24/20	75	75
Sovereign Bank	8.750%	5/30/18	400	458
State Street Corp.	4.956%	3/15/18	475	511
State Street Corp.	4.375%	3/7/21	600	642
SunTrust Banks Inc.	6.000%	9/11/17	575	615
UBS AG	5.875%	12/20/17	3,425	3,612
UBS AG	5.750%	4/25/18	200	211
UBS AG	4.875%	8/4/20	2,375	2,390
US Bancorp	4.125%	5/24/21	1,050	1,112
Wachovia Corp.	5.625%	10/15/16	1,150	1,253
Wachovia Corp.	5.750%	2/1/18	1,575	1,791
Wells Fargo & Co.	5.625%	12/11/17	5,375	6,130
Wells Fargo & Co.	4.600%	4/1/21	1,375	1,477
Westpac Banking Corp.	4.875%	11/19/19	1,525	1,614

Brokerage (1.1%)
Ameriprise Financial Inc.	5.300%	3/15/20	600	666
BlackRock Inc.	6.250%	9/15/17	200	236
BlackRock Inc.	5.000%	12/10/19	900	980
BlackRock Inc.	4.250%	5/24/21	1,100	1,111
Charles Schwab Corp.	4.450%	7/22/20	1,150	1,204
2 GFI Group Inc.	8.375%	7/19/18	150	148
Jefferies Group Inc.	8.500%	7/15/19	1,830	2,177
Lazard Group LLC	6.850%	6/15/17	200	224
Nomura Holdings Inc.	6.700%	3/4/20	975	1,103
TD Ameritrade Holding Corp.	5.600%	12/1/19	1,000	1,099

Finance Companies (3.0%)
Discover Financial Services	6.450%	6/12/17	100	109
Discover Financial Services	10.250%	7/15/19	300	387
1 GE Capital Trust I	6.375%	11/15/67	800	786
General Electric Capital Corp.	5.375%	10/20/16	500	548
General Electric Capital Corp.	5.625%	9/15/17	2,165	2,402
General Electric Capital Corp.	5.625%	5/1/18	1,470	1,619
General Electric Capital Corp.	6.000%	8/7/19	8,400	9,419
General Electric Capital Corp.	5.550%	5/4/20	250	270
General Electric Capital Corp.	4.375%	9/16/20	550	560
General Electric Capital Corp.	4.625%	1/7/21	975	1,008
General Electric Capital Corp.	5.300%	2/11/21	900	956
1 General Electric Capital Corp.	6.375%	11/15/67	650	638
2 HSBC Finance Corp.	6.676%	1/15/21	1,968	1,927
SLM Corp.	8.450%	6/15/18	2,550	2,696
SLM Corp.	8.000%	3/25/20	900	932

Insurance (5.3%)
ACE INA Holdings Inc.	5.700%	2/15/17	200	229
ACE INA Holdings Inc.	5.900%	6/15/19	1,400	1,629
Aetna Inc.	6.500%	9/15/18	750	900
Aetna Inc.	3.950%	9/1/20	1,300	1,329

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AflacInc.	8.500%	5/15/19	800	981
Alleghany Corp.	5.625%	9/15/20	100	105
Allstate Corp.	7.450%	5/16/19	1,425	1,723
1 Allstate Corp.	6.125%	5/15/67	350	319
Alterra Finance LLC	6.250%	9/30/20	95	100
American International Group Inc.	5.600%	10/18/16	500	511
American International Group Inc.	5.450%	5/18/17	675	687
American International Group Inc.	5.850%	1/16/18	450	458
American International Group Inc.	8.250%	8/15/18	400	448
American International Group Inc.	6.400%	12/15/20	5,100	5,360
AON Corp.	5.000%	9/30/20	950	1,015
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	109
Axis Specialty Finance LLC	5.875%	6/1/20	200	210
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	1,275	1,456
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	200	212
Chubb Corp.	5.750%	5/15/18	575	671
1 Chubb Corp.	6.375%	3/29/67	550	547
CIGNA Corp.	4.375%	12/15/20	425	439
CIGNA Corp.	4.500%	3/15/21	125	130
CNAFinancial Corp.	5.875%	8/15/20	100	104
CNAFinancial Corp.	5.750%	8/15/21	500	518
Coventry Health Care Inc.	5.450%	6/15/21	550	592
Genworth Financial Inc.	8.625%	12/15/16	50	50
Genworth Financial Inc.	7.700%	6/15/20	400	359
Genworth Financial Inc.	7.200%	2/15/21	225	196
Genworth Financial Inc.	7.625%	9/24/21	500	443
Hartford Financial Services Group Inc.	6.300%	3/15/18	100	106
Hartford Financial Services Group Inc.	5.500%	3/30/20	1,875	1,877
Humana Inc.	7.200%	6/15/18	300	356
Lincoln National Corp.	8.750%	7/1/19	825	1,021
1 Lincoln National Corp.	6.050%	4/20/67	300	264
Manulife Financial Corp.	4.900%	9/17/20	925	943
Markel Corp.	5.350%	6/1/21	380	391
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	625	646
MetLife Inc.	6.817%	8/15/18	1,950	2,295
MetLife Inc.	7.717%	2/15/19	545	667
MetLife Inc.	4.750%	2/8/21	100	104
PartnerRe Finance B LLC	5.500%	6/1/20	400	410
Progressive Corp.	3.750%	8/23/21	400	401
1 Progressive Corp.	6.700%	6/15/67	525	520
Protective Life Corp.	7.375%	10/15/19	100	114
Prudential Financial Inc.	7.375%	6/15/19	1,625	1,930
Prudential Financial Inc.	5.375%	6/21/20	850	901
1 Prudential Financial Inc.	8.875%	6/15/68	425	458
Travelers Cos. Inc.	5.800%	5/15/18	600	678
Travelers Cos. Inc.	5.900%	6/2/19	1,200	1,369
UnitedHealth Group Inc.	6.000%	2/15/18	2,050	2,418
Unum Group	5.625%	9/15/20	225	242
WellPoint Inc.	5.250%	1/15/16	100	112
WellPoint Inc.	7.000%	2/15/19	1,600	1,972
Willis Group Holdings plc	5.750%	3/15/21	450	467
Willis North America Inc.	7.000%	9/29/19	150	173
WR Berkley Corp.	5.375%	9/15/20	175	184

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Other Finance (0.0%)
NASDAQ OMX Group Inc.	5.550%	1/15/20	300	305

Real Estate Investment Trusts (2.6%)
AvalonBay Communities Inc.	5.700%	3/15/17	335	383
Boston Properties LP	5.875%	10/15/19	1,350	1,506
Boston Properties LP	5.625%	11/15/20	500	546
Brandywine Operating Partnership LP	5.700%	5/1/17	200	209
CommonWealth REIT	5.875%	9/15/20	400	420
Digital Realty Trust LP	5.875%	2/1/20	600	630
Digital Realty Trust LP	5.250%	3/15/21	785	780
Duke Realty LP	6.750%	3/15/20	850	909
ERP Operating LP	5.750%	6/15/17	1,125	1,273
ERP Operating LP	4.750%	7/15/20	300	312
HCP Inc.	6.000%	1/30/17	300	322
HCP Inc.	6.700%	1/30/18	1,750	1,945
HCP Inc.	5.375%	2/1/21	300	306
Health Care REIT Inc.	4.700%	9/15/17	1,025	1,044
Health Care REIT Inc.	4.950%	1/15/21	900	877
Healthcare Realty Trust Inc.	5.750%	1/15/21	400	403
Hospitality Properties Trust	5.625%	3/15/17	350	358
Kilroy Realty LP	4.800%	7/15/18	950	932
Kimco Realty Corp.	6.875%	10/1/19	450	518
Liberty Property LP	6.625%	10/1/17	250	291
Liberty Property LP	4.750%	10/1/20	365	373
ProLogis LP	4.500%	8/15/17	200	192
ProLogis LP	7.375%	10/30/19	450	477
ProLogis LP	6.875%	3/15/20	900	929
Realty Income Corp.	5.750%	1/15/21	450	493
Simon Property Group LP	5.250%	12/1/16	900	992
Simon Property Group LP	6.125%	5/30/18	325	368
Simon Property Group LP	10.350%	4/1/19	1,250	1,721
Simon Property Group LP	5.650%	2/1/20	1,050	1,156
UDR Inc.	4.250%	6/1/18	125	128
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	775	755
				280,860
Industrial (52.2%)
Basic Industry (6.0%)
Albemarle Corp.	4.500%	12/15/20	125	133
Alcoa Inc.	5.550%	2/1/17	2,100	2,211
Alcoa Inc.	6.750%	7/15/18	200	215
Alcoa Inc.	6.150%	8/15/20	775	808
Alcoa Inc.	5.400%	4/15/21	625	626
Allegheny Technologies Inc.	5.950%	1/15/21	265	296
AngloGold Ashanti Holdings plc	5.375%	4/15/20	600	604
ArcelorMittal	6.125%	6/1/18	1,150	1,212
ArcelorMittal	9.850%	6/1/19	175	214
ArcelorMittal	5.250%	8/5/20	2,925	2,857
Barrick Gold Corp.	6.950%	4/1/19	725	890
Barrick North America Finance LLC	6.800%	9/15/18	1,700	2,096
2 Barrick North America Finance LLC	4.400%	5/30/21	550	577
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	2,075	2,566
Carpenter Technology Corp.	5.200%	7/15/21	200	211
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	350	349
Cliffs Natural Resources Inc.	5.900%	3/15/20	50	54

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cliffs Natural Resources Inc.	4.875%	4/1/21	550	555
Commercial Metals Co.	7.350%	8/15/18	500	520
Dow Chemical Co.	5.700%	5/15/18	1,375	1,534
Dow Chemical Co.	4.250%	11/15/20	3,600	3,673
Eastman Chemical Co.	4.500%	1/15/21	150	157
EI du Pont de Nemours & Co.	6.000%	7/15/18	425	513
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,175	2,432
EI du Pont de Nemours & Co.	3.625%	1/15/21	500	517
EI du Pont de Nemours & Co.	4.250%	4/1/21	500	542
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,530	1,649
International Paper Co.	7.950%	6/15/18	2,325	2,781
International Paper Co.	9.375%	5/15/19	175	224
2 Kinross Gold Corp.	5.125%	9/1/21	350	346
Lubrizol Corp.	8.875%	2/1/19	600	809
Newmont Mining Corp.	5.125%	10/1/19	150	167
Plum Creek Timberlands LP	4.700%	3/15/21	250	255
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,450	1,503
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	100	122
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	200	221
PPG Industries Inc.	6.650%	3/15/18	400	490
PPG Industries Inc.	3.600%	11/15/20	1,270	1,307
Praxair Inc.	4.500%	8/15/19	300	333
Praxair Inc.	3.000%	9/1/21	1,175	1,165
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,750	2,129
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	675	922
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	1,600	1,677
RPMInternational Inc.	6.125%	10/15/19	325	361
Sigma-Aldrich Corp.	3.375%	11/1/20	40	40
Southern Copper Corp.	5.375%	4/16/20	200	211
Teck Resources Ltd.	3.150%	1/15/17	1,725	1,723
Teck Resources Ltd.	3.850%	8/15/17	400	420
Teck Resources Ltd.	10.750%	5/15/19	275	337
Vale Overseas Ltd.	5.625%	9/15/19	1,925	2,100
Vale Overseas Ltd.	4.625%	9/15/20	1,050	1,077

Capital Goods (5.6%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	220
Allied Waste North America Inc.	6.875%	6/1/17	200	215
Boeing Capital Corp.	2.900%	8/15/18	300	309
Boeing Co.	3.750%	11/20/16	700	772
Boeing Co.	6.000%	3/15/19	225	273
Boeing Co.	4.875%	2/15/20	400	452
Boeing Co.	8.750%	8/15/21	300	425
Caterpillar Financial Services Corp.	7.150%	2/15/19	3,050	3,892
Caterpillar Inc.	7.900%	12/15/18	1,100	1,461
CRH America Inc.	6.000%	9/30/16	1,400	1,535
CRH America Inc.	8.125%	7/15/18	200	236
CRH America Inc.	5.750%	1/15/21	400	423
Danaher Corp.	5.400%	3/1/19	475	563
Danaher Corp.	3.900%	6/23/21	475	505
Deere & Co.	4.375%	10/16/19	1,050	1,158
Dover Corp.	4.300%	3/1/21	950	1,039
Embraer Overseas Ltd.	6.375%	1/24/17	200	216
Embraer Overseas Ltd.	6.375%	1/15/20	1,275	1,385
Emerson Electric Co.	4.875%	10/15/19	100	114

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Emerson Electric Co.	4.250%	11/15/20	575	634
General Dynamics Corp.	3.875%	7/15/21	300	320
General Electric Co.	5.250%	12/6/17	3,125	3,501
Goodrich Corp.	4.875%	3/1/20	225	250
Goodrich Corp.	3.600%	2/1/21	375	378
Harsco Corp.	5.750%	5/15/18	475	540
Honeywell International Inc.	5.300%	3/1/18	1,850	2,174
Illinois Tool Works Inc.	6.250%	4/1/19	475	583
2 Illinois Tool Works Inc.	3.375%	9/15/21	250	253
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,429	1,736
John Deere Capital Corp.	5.500%	4/13/17	800	939
John Deere Capital Corp.	2.800%	9/18/17	300	308
John Deere Capital Corp.	5.350%	4/3/18	250	293
L-3 Communications Corp.	5.200%	10/15/19	75	80
L-3 Communications Corp.	4.750%	7/15/20	1,725	1,781
L-3 Communications Corp.	4.950%	2/15/21	425	444
Lockheed Martin Corp.	4.250%	11/15/19	1,675	1,828
Northrop Grumman Corp.	5.050%	8/1/19	1,275	1,443
OwensCorning	6.500%	12/1/16	850	911
Raytheon Co.	4.400%	2/15/20	125	134
Raytheon Co.	3.125%	10/15/20	1,625	1,598
Republic Services Inc.	5.500%	9/15/19	1,225	1,407
Republic Services Inc.	5.000%	3/1/20	1,175	1,308
Roper Industries Inc.	6.250%	9/1/19	600	711
TycoInternational Finance SA	3.750%	1/15/18	600	631
TycoInternational Finance SA	8.500%	1/15/19	250	329
TycoInternational Ltd. /
Tyco International Finance SA	6.875%	1/15/21	250	309
United Technologies Corp.	6.125%	2/1/19	1,675	2,079
United Technologies Corp.	4.500%	4/15/20	1,100	1,226
Waste Management Inc.	6.100%	3/15/18	650	760
Waste Management Inc.	4.750%	6/30/20	1,250	1,357
Waste Management Inc.	4.600%	3/1/21	450	483

Communication (8.7%)
America Movil SAB de CV	2.375%	9/8/16	500	496
America Movil SAB de CV	5.000%	10/16/19	450	484
America Movil SAB de CV	5.000%	3/30/20	2,775	3,009
American Tower Corp.	7.000%	10/15/17	600	694
American Tower Corp.	4.500%	1/15/18	650	665
American Tower Corp.	5.050%	9/1/20	500	508
AT&T Inc.	5.500%	2/1/18	5,200	5,963
AT&T Inc.	4.450%	5/15/21	750	803
AT&T Inc.	3.875%	8/15/21	425	438
British Telecommunications plc	5.950%	1/15/18	1,225	1,381
CBS Corp.	8.875%	5/15/19	1,000	1,290
CBS Corp.	5.750%	4/15/20	440	487
CBS Corp.	4.300%	2/15/21	250	254
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	1,775	2,384
CenturyLink Inc.	5.150%	6/15/17	1,500	1,484
CenturyLink Inc.	6.450%	6/15/21	1,700	1,668
Comcast Corp.	6.500%	1/15/17	1,425	1,685
Comcast Corp.	6.300%	11/15/17	2,200	2,609
Comcast Corp.	5.700%	5/15/18	1,050	1,212
Comcast Corp.	5.150%	3/1/20	200	227

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Deutsche Telekom International Finance BV	6.000%	7/8/19	725	866
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	5.875%	10/1/19	2,775	3,175
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	5.200%	3/15/20	200	220
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	4.600%	2/15/21	400	418
Discovery Communications LLC	5.050%	6/1/20	1,775	1,934
Discovery Communications LLC	4.375%	6/15/21	500	519
France Telecom SA	5.375%	7/8/19	925	1,034
Grupo Televisa SA	6.000%	5/15/18	400	446
NBCUniversal Media LLC	5.150%	4/30/20	1,025	1,131
NBCUniversal Media LLC	4.375%	4/1/21	1,515	1,574
News America Inc.	6.900%	3/1/19	2,525	2,951
Omnicom Group Inc.	4.450%	8/15/20	650	669
Reed Elsevier Capital Inc.	8.625%	1/15/19	450	584
Rogers Communications Inc.	6.800%	8/15/18	850	1,038
Telecom Italia Capital SA	6.999%	6/4/18	675	692
Telecom Italia Capital SA	7.175%	6/18/19	700	727
Telefonica Emisiones SAU	6.421%	6/20/16	1,550	1,638
Telefonica Emisiones SAU	5.877%	7/15/19	310	311
Telefonica Emisiones SAU	5.134%	4/27/20	875	837
Telefonica Emisiones SAU	5.462%	2/16/21	225	219
Thomson Reuters Corp.	6.500%	7/15/18	750	910
Thomson Reuters Corp.	4.700%	10/15/19	800	889
Time Warner Cable Inc.	5.850%	5/1/17	3,125	3,521
Time Warner Cable Inc.	6.750%	7/1/18	1,500	1,764
Time Warner Cable Inc.	8.250%	4/1/19	1,325	1,678
Time Warner Cable Inc.	5.000%	2/1/20	750	797
Verizon Communications Inc.	5.500%	2/15/18	5,325	6,137
Verizon Communications Inc.	6.100%	4/15/18	200	237
Verizon Communications Inc.	8.750%	11/1/18	825	1,114
Verizon Communications Inc.	4.600%	4/1/21	1,000	1,092
2 Virgin Media Secured Finance plc	5.250%	1/15/21	500	529
Vodafone Group plc	5.625%	2/27/17	300	348
Vodafone Group plc	4.625%	7/15/18	250	278
Vodafone Group plc	5.450%	6/10/19	1,975	2,287
Vodafone Group plc	4.375%	3/16/21	500	537

Consumer Cyclical (5.0%)
AutoZone Inc.	4.000%	11/15/20	300	300
Best Buy Co. Inc.	5.500%	3/15/21	300	284
BorgWarner Inc.	4.625%	9/15/20	75	79
Costco Wholesale Corp.	5.500%	3/15/17	825	980
CVS Caremark Corp.	5.750%	6/1/17	1,600	1,841
CVS Caremark Corp.	4.750%	5/18/20	1,400	1,510
Darden Restaurants Inc.	6.200%	10/15/17	300	351
eBay Inc.	3.250%	10/15/20	150	147
Expedia Inc.	7.456%	8/15/18	350	394
Expedia Inc.	5.950%	8/15/20	1,175	1,188
Family Dollar Stores Inc.	5.000%	2/1/21	100	99
Gap Inc.	5.950%	4/12/21	1,500	1,421
Home Depot Inc.	3.950%	9/15/20	1,500	1,554
HyattHotels Corp.	5.375%	8/15/21	150	152
International Game Technology	5.500%	6/15/20	50	53

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Johnson Controls Inc.	5.000%	3/30/20	725	800
Kohl’s Corp.	6.250%	12/15/17	300	358
Lowe’s Cos. Inc.	4.625%	4/15/20	1,400	1,540
Lowe’s Cos. Inc.	3.750%	4/15/21	500	514
Macy’s Retail Holdings Inc.	5.900%	12/1/16	1,700	1,882
McDonald’s Corp.	5.350%	3/1/18	675	790
McDonald’s Corp.	5.000%	2/1/19	500	580
McDonald’s Corp.	3.500%	7/15/20	1,500	1,590
Nordstrom Inc.	6.250%	1/15/18	400	470
O’ReillyAutomotive Inc.	4.875%	1/14/21	150	160
Target Corp.	6.000%	1/15/18	2,150	2,564
Time Warner Inc.	5.875%	11/15/16	675	787
Time Warner Inc.	4.875%	3/15/20	3,250	3,499
TJX Cos. Inc.	6.950%	4/15/19	150	190
Toyota Motor Credit Corp.	4.500%	6/17/20	650	705
Toyota Motor Credit Corp.	4.250%	1/11/21	125	134
VF Corp.	3.500%	9/1/21	400	400
Viacom Inc.	3.500%	4/1/17	1,175	1,212
Viacom Inc.	6.125%	10/5/17	600	695
Wal-Mart Stores Inc.	5.375%	4/5/17	200	237
Wal-Mart Stores Inc.	5.800%	2/15/18	500	600
Wal-Mart Stores Inc.	3.625%	7/8/20	1,325	1,378
Wal-Mart Stores Inc.	3.250%	10/25/20	1,825	1,853
Wal-Mart Stores Inc.	4.250%	4/15/21	300	327
Walgreen Co.	5.250%	1/15/19	1,325	1,547
Walt Disney Co.	5.625%	9/15/16	550	654
Walt Disney Co.	3.750%	6/1/21	1,500	1,603
Walt Disney Co.	2.750%	8/16/21	500	491
Western Union Co.	5.930%	10/1/16	700	794
Western Union Co.	3.650%	8/22/18	400	399
Yum! Brands Inc.	6.250%	3/15/18	650	771
Yum! Brands Inc.	3.875%	11/1/20	800	804

Consumer Noncyclical (13.4%)
AbbottLaboratories	5.600%	11/30/17	2,050	2,437
AbbottLaboratories	5.125%	4/1/19	550	643
AbbottLaboratories	4.125%	5/27/20	1,100	1,206
Allergan Inc.	3.375%	9/15/20	1,125	1,151
Altria Group Inc.	9.700%	11/10/18	2,375	3,131
Altria Group Inc.	9.250%	8/6/19	1,650	2,163
Altria Group Inc.	4.750%	5/5/21	1,950	2,021
Amgen Inc.	5.850%	6/1/17	1,675	1,994
Amgen Inc.	5.700%	2/1/19	150	177
Amgen Inc.	3.450%	10/1/20	1,375	1,394
Amgen Inc.	4.100%	6/15/21	350	366
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	750	878
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	575	755
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	600	764
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	2,825	3,296
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	175	199
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,350	1,480
Archer-Daniels-Midland Co.	5.450%	3/15/18	500	589
Archer-Daniels-Midland Co.	4.479%	3/1/21	475	526
AstraZeneca plc	5.900%	9/15/17	1,050	1,259
Avon Products Inc.	6.500%	3/1/19	350	411

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Baxter International Inc.	5.900%	9/1/16	700	842
	Becton Dickinson and Co.	3.250%	11/12/20	450	454
	Biogen Idec Inc.	6.875%	3/1/18	600	729
	Boston Scientific Corp.	6.000%	1/15/20	700	777
	Bottling Group LLC	5.125%	1/15/19	500	578
	Bristol-Myers Squibb Co.	5.450%	5/1/18	855	1,007
	Bunge Ltd. Finance Corp.	8.500%	6/15/19	700	875
	Campbell Soup Co.	3.050%	7/15/17	125	131
	Campbell Soup Co.	4.250%	4/15/21	425	461
	Cardinal Health Inc.	4.625%	12/15/20	200	215
	CareFusion Corp.	6.375%	8/1/19	750	889
	Celgene Corp.	3.950%	10/15/20	65	65
	Coca-Cola Co.	5.350%	11/15/17	1,975	2,348
	Coca-Cola Co.	3.150%	11/15/20	1,000	1,009
	Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	418
	Colgate-Palmolive Co.	2.625%	5/1/17	300	314
	ConAgra Foods Inc.	7.000%	4/15/19	600	708
	Corn Products International Inc.	4.625%	11/1/20	50	52
	Covidien International Finance SA	6.000%	10/15/17	825	991
	Covidien International Finance SA	4.200%	6/15/20	875	943
	CR Bard Inc.	4.400%	1/15/21	1,200	1,317
	DENTSPLY International Inc.	4.125%	8/15/21	300	300
	Diageo Capital plc	5.500%	9/30/16	200	235
	Diageo Capital plc	5.750%	10/23/17	900	1,058
	Diageo Capital plc	4.828%	7/15/20	510	569
	Dr Pepper Snapple Group Inc.	6.820%	5/1/18	770	949
	Eli Lilly & Co.	5.200%	3/15/17	1,300	1,512
2	Energizer Holdings Inc.	4.700%	5/19/21	525	547
	General Mills Inc.	5.700%	2/15/17	675	794
	General Mills Inc.	5.650%	2/15/19	1,550	1,818
	Gilead Sciences Inc.	4.500%	4/1/21	450	477
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,275	2,724
	Hershey Co.	4.125%	12/1/20	225	245
	Hormel Foods Corp.	4.125%	4/15/21	100	109
	Johnson & Johnson	5.550%	8/15/17	1,675	2,027
	Johnson & Johnson	5.150%	7/15/18	1,100	1,312
	Kellogg Co.	3.250%	5/21/18	525	547
	Kellogg Co.	4.150%	11/15/19	75	81
	Kellogg Co.	4.000%	12/15/20	600	629
	Kimberly-Clark Corp.	6.125%	8/1/17	829	1,004
	Kimberly-Clark Corp.	7.500%	11/1/18	425	553
	Kimberly-Clark Corp.	3.625%	8/1/20	100	105
	Kimberly-Clark Corp.	3.875%	3/1/21	75	81
	Koninklijke Philips Electronics NV	5.750%	3/11/18	875	1,009
	Kraft Foods Inc.	6.500%	8/11/17	1,075	1,293
	Kraft Foods Inc.	6.125%	2/1/18	3,350	3,948
	Kraft Foods Inc.	6.125%	8/23/18	400	473
	Kraft Foods Inc.	5.375%	2/10/20	1,375	1,558
	Kroger Co.	6.400%	8/15/17	600	715
	Kroger Co.	6.150%	1/15/20	250	297
	Laboratory Corp. of America Holdings	4.625%	11/15/20	900	971
	Life Technologies Corp.	6.000%	3/1/20	500	546
	Life Technologies Corp.	5.000%	1/15/21	400	408
	Lorillard Tobacco Co.	8.125%	6/23/19	650	774
	Lorillard Tobacco Co.	6.875%	5/1/20	900	988

100

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McCormick & Co. Inc.	3.900%	7/15/21	275	288
McKesson Corp.	4.750%	3/1/21	1,100	1,228
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,150	1,265
Medco Health Solutions Inc.	7.125%	3/15/18	1,550	1,862
Medtronic Inc.	4.450%	3/15/20	2,075	2,311
Merck & Co. Inc.	5.000%	6/30/19	1,500	1,756
Merck & Co. Inc.	3.875%	1/15/21	300	320
Newell Rubbermaid Inc.	4.700%	8/15/20	100	102
Novartis Capital Corp.	4.400%	4/24/20	300	333
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,450	2,841
PepsiCo Inc.	5.000%	6/1/18	450	521
PepsiCo Inc.	7.900%	11/1/18	2,200	2,922
PepsiCo Inc.	3.125%	11/1/20	895	903
PepsiCo Inc.	3.000%	8/25/21	350	349
Pfizer Inc.	6.200%	3/15/19	2,225	2,729
Philip Morris International Inc.	5.650%	5/16/18	2,200	2,597
Philip Morris International Inc.	4.500%	3/26/20	675	736
Procter & Gamble Co.	4.700%	2/15/19	1,445	1,674
Quest Diagnostics Inc.	4.700%	4/1/21	950	1,011
Reynolds American Inc.	6.750%	6/15/17	700	815
Safeway Inc.	6.350%	8/15/17	575	671
Safeway Inc.	5.000%	8/15/19	125	135
Safeway Inc.	3.950%	8/15/20	350	349
Sanofi	4.000%	3/29/21	3,025	3,189
Sara Lee Corp.	4.100%	9/15/20	100	99
St. Jude Medical Inc.	4.875%	7/15/19	400	454
Stryker Corp.	4.375%	1/15/20	100	108
SyscoCorp.	5.250%	2/12/18	150	175
Thermo Fisher Scientific Inc.	4.500%	3/1/21	475	514
Thermo Fisher Scientific Inc.	3.600%	8/15/21	925	940
Unilever Capital Corp.	4.250%	2/10/21	1,700	1,890
Wyeth	5.450%	4/1/17	900	1,059
Zimmer Holdings Inc.	4.625%	11/30/19	175	190

Energy (6.7%)
Anadarko Petroleum Corp.	5.950%	9/15/16	1,875	2,107
Anadarko Petroleum Corp.	6.375%	9/15/17	1,750	1,954
Apache Corp.	5.625%	1/15/17	300	357
Apache Corp.	3.625%	2/1/21	1,500	1,555
Baker Hughes Inc.	7.500%	11/15/18	650	851
2 Baker Hughes Inc.	3.200%	8/15/21	325	324
BPCapital Markets plc	4.750%	3/10/19	1,200	1,316
BPCapital Markets plc	4.500%	10/1/20	975	1,051
BPCapital Markets plc	4.742%	3/11/21	450	490
Cameron International Corp.	4.500%	6/1/21	350	366
Canadian Natural Resources Ltd.	5.700%	5/15/17	975	1,138
Cenovus Energy Inc.	5.700%	10/15/19	1,450	1,692
Chevron Corp.	4.950%	3/3/19	1,000	1,168
ConocoPhillips	5.750%	2/1/19	450	535
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	3,600	4,233
Devon Energy Corp.	6.300%	1/15/19	625	752
Devon Energy Corp.	4.000%	7/15/21	425	440
Encana Corp.	5.900%	12/1/17	825	961
Ensco plc	4.700%	3/15/21	950	989
EOG Resources Inc.	5.875%	9/15/17	300	356

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	EOG Resources Inc.	5.625%	6/1/19	150	175
	EOG Resources Inc.	4.100%	2/1/21	1,290	1,358
	Halliburton Co.	6.150%	9/15/19	1,000	1,205
	Hess Corp.	8.125%	2/15/19	1,200	1,558
	Husky Energy Inc.	7.250%	12/15/19	1,200	1,464
	Marathon Oil Corp.	5.900%	3/15/18	2,050	2,402
2	Marathon Petroleum Corp.	5.125%	3/1/21	100	105
	Nabors Industries Inc.	6.150%	2/15/18	750	837
	Nabors Industries Inc.	9.250%	1/15/19	1,300	1,666
	Noble Energy Inc.	8.250%	3/1/19	750	995
	Noble Holding International Ltd.	4.625%	3/1/21	325	343
	Occidental Petroleum Corp.	4.100%	2/1/21	650	701
	Petro-Canada	6.050%	5/15/18	600	695
	Pride International Inc.	8.500%	6/15/19	650	842
	Rowan Cos. Inc.	5.000%	9/1/17	1,150	1,212
	Shell International Finance BV	4.300%	9/22/19	1,750	1,937
	Shell International Finance BV	4.375%	3/25/20	1,100	1,200
	Statoil ASA	3.125%	8/17/17	125	133
	Statoil ASA	5.250%	4/15/19	1,750	2,028
	Suncor Energy Inc.	6.100%	6/1/18	1,250	1,449
	Talisman Energy Inc.	7.750%	6/1/19	700	881
	Total Capital SA	4.450%	6/24/20	125	137
	Total Capital SA	4.125%	1/28/21	1,400	1,494
	Transocean Inc.	6.000%	3/15/18	1,150	1,267
	Transocean Inc.	6.500%	11/15/20	115	130
	Valero Energy Corp.	9.375%	3/15/19	1,200	1,576
	Valero Energy Corp.	6.125%	2/1/20	975	1,086
	Weatherford International Ltd.	9.625%	3/1/19	700	937
	Weatherford International Ltd.	5.125%	9/15/20	1,800	1,878
	XTO Energy Inc.	5.500%	6/15/18	300	365
	XTO Energy Inc.	6.500%	12/15/18	200	258

	Other Industrial (0.0%)
	Cornell University New York Revenue	5.450%	2/1/19	150	179

	Technology (4.5%)
	Adobe Systems Inc.	4.750%	2/1/20	400	423
	Agilent Technologies Inc.	6.500%	11/1/17	1,500	1,767
	Applied Materials Inc.	4.300%	6/15/21	400	415
	Arrow Electronics Inc.	5.125%	3/1/21	300	299
	Avnet Inc.	5.875%	6/15/20	500	533
	CA Inc.	5.375%	12/1/19	850	929
	Cisco Systems Inc.	3.150%	3/14/17	1,075	1,128
	Cisco Systems Inc.	4.950%	2/15/19	625	703
	Cisco Systems Inc.	4.450%	1/15/20	2,575	2,807
	Computer Sciences Corp.	6.500%	3/15/18	1,200	1,307
	Dell Inc.	5.650%	4/15/18	750	857
	Dell Inc.	5.875%	6/15/19	250	288
	Dell Inc.	4.625%	4/1/21	375	393
	Fiserv Inc.	4.625%	10/1/20	300	312
	Fiserv Inc.	4.750%	6/15/21	450	468
	Google Inc.	3.625%	5/19/21	1,400	1,477
	Harris Corp.	4.400%	12/15/20	425	445
	Hewlett-Packard Co.	5.400%	3/1/17	300	341
	Hewlett-Packard Co.	5.500%	3/1/18	550	626

102

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hewlett-Packard Co.	3.750%	12/1/20	2,025	2,016
Hewlett-Packard Co.	4.300%	6/1/21	575	597
International Business Machines Corp.	5.700%	9/14/17	2,725	3,263
International Business Machines Corp.	7.625%	10/15/18	929	1,221
Juniper Networks Inc.	4.600%	3/15/21	90	94
KLA-Tencor Corp.	6.900%	5/1/18	350	406
Microsoft Corp.	4.200%	6/1/19	1,075	1,188
Microsoft Corp.	3.000%	10/1/20	1,000	1,014
Microsoft Corp.	4.000%	2/8/21	50	55
Nokia Oyj	5.375%	5/15/19	1,725	1,719
Oracle Corp.	5.750%	4/15/18	1,800	2,160
Oracle Corp.	5.000%	7/8/19	1,500	1,710
2 Oracle Corp.	3.875%	7/15/20	1,025	1,087
Pitney Bowes Inc.	6.250%	3/15/19	829	933
2 SAIC Inc.	4.450%	12/1/20	150	161
SymantecCorp.	4.200%	9/15/20	125	125
TycoElectronics Group SA	6.550%	10/1/17	800	952
Xerox Corp.	6.350%	5/15/18	1,775	2,053

Transportation (2.3%)
1 American Airlines 2011-1 Class A
Pass Through Trust	5.250%	1/31/21	150	137
1 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	680	745
Burlington Northern Santa Fe LLC	5.650%	5/1/17	850	986
Burlington Northern Santa Fe LLC	5.750%	3/15/18	1,500	1,753
Canadian National Railway Co.	5.550%	3/1/19	325	389
Canadian Pacific Railway Co.	7.250%	5/15/19	1,050	1,320
Con-way Inc.	7.250%	1/15/18	200	226
1 Continental Airlines 2009-2 Class A
Pass Through Trust	7.250%	11/10/19	190	199
1 Continental Airlines 2010-1 Class A
Pass Through Trust	4.750%	1/12/21	600	564
CSX Corp.	7.375%	2/1/19	1,675	2,112
1 Delta Air Lines 2009-1 Class A
Pass Through Trust	7.750%	12/17/19	210	221
1 Delta Air Lines 2010-1 Class A
Pass Through Trust	6.200%	7/2/18	472	481
1 Delta Air Lines 2010-2 Class A
Pass Through Trust	4.950%	5/23/19	690	669
FedEx Corp.	8.000%	1/15/19	150	194
Norfolk Southern Corp.	5.750%	4/1/18	200	235
Norfolk Southern Corp.	5.900%	6/15/19	1,700	2,026
RyderSystem Inc.	5.850%	11/1/16	100	115
RyderSystem Inc.	3.500%	6/1/17	1,225	1,266
1 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	756	826
Union Pacific Corp.	6.125%	2/15/20	150	179
Union Pacific Corp.	4.000%	2/1/21	300	312
2 Union Pacific Corp.	4.163%	7/15/22	1,137	1,199
United Parcel Service Inc.	5.500%	1/15/18	150	178
United Parcel Service Inc.	5.125%	4/1/19	600	713
United Parcel Service Inc.	3.125%	1/15/21	1,300	1,339
				424,914

Intermediate-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Utilities (10.3%)
	Electric (6.6%)
	American Water Capital Corp.	6.085%	10/15/17	450	530
	Appalachian Power Co.	7.950%	1/15/20	175	229
	Appalachian Power Co.	4.600%	3/30/21	2,100	2,236
	Carolina Power & Light Co.	5.300%	1/15/19	1,425	1,667
	Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,000	1,115
	Commonwealth Edison Co.	4.000%	8/1/20	800	840
	Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	600	727
	Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	1,100	1,403
	Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	500	555
	Constellation Energy Group Inc.	5.150%	12/1/20	400	415
	Consumers Energy Co.	6.700%	9/15/19	125	156
	Consumers Energy Co.	5.650%	4/15/20	175	207
	Detroit Edison Co.	3.900%	6/1/21	475	508
	Dominion Resources Inc.	8.875%	1/15/19	450	595
	Dominion Resources Inc.	5.200%	8/15/19	2,100	2,403
	Dominion Resources Inc.	4.450%	3/15/21	975	1,052
	Duke Energy Carolinas LLC	7.000%	11/15/18	1,300	1,636
	Duke Energy Corp.	5.050%	9/15/19	775	868
	Duke Energy Indiana Inc.	3.750%	7/15/20	700	731
	Entergy Arkansas Inc.	3.750%	2/15/21	425	427
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	450	515
	Entergy Gulf States Louisiana LLC	3.950%	10/1/20	325	330
	Exelon Generation Co. LLC	6.200%	10/1/17	275	316
	Exelon Generation Co. LLC	4.000%	10/1/20	2,800	2,799
	FirstEnergy Solutions Corp.	6.050%	8/15/21	925	1,019
	Florida Power Corp.	5.650%	6/15/18	225	268
	Georgia Power Co.	5.700%	6/1/17	200	236
	Georgia Power Co.	4.250%	12/1/19	875	952
	Great Plains Energy Inc.	4.850%	6/1/21	675	711
	Kentucky Utilities Co.	3.250%	11/1/20	525	543
	LG&E and KU Energy LLC	3.750%	11/15/20	195	195
	Midamerican Energy Holdings Co.	5.750%	4/1/18	2,075	2,411
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	300	349
	National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	1,475	2,108
	Nevada Power Co.	7.125%	3/15/19	650	811
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	350	402
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,275	1,328
1	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	400	384
1	NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	225	219
	Northern States Power Co.	5.250%	3/1/18	1,350	1,584
	NSTAR	4.500%	11/15/19	244	268
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	475	576
	Pacific Gas & Electric Co.	5.625%	11/30/17	1,400	1,640
	Pacific Gas & Electric Co.	8.250%	10/15/18	650	856
	Pennsylvania Electric Co.	6.050%	9/1/17	400	458
	Pennsylvania Electric Co.	5.200%	4/1/20	350	394
	PPL Energy Supply LLC	6.500%	5/1/18	1,200	1,425
	Progress Energy Inc.	4.400%	1/15/21	1,500	1,593
	PSEG Power LLC	5.125%	4/15/20	1,500	1,625
	Public Service Co. of Oklahoma	4.400%	2/1/21	500	532
	Public Service Electric & Gas Co.	3.500%	8/15/20	375	380
	SCANA Corp.	4.750%	5/15/21	800	844
	Southern California Edison Co.	5.500%	8/15/18	100	118

104

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Edison Co.	3.875%	6/1/21	1,800	1,916
Southwestern Electric Power Co.	5.875%	3/1/18	300	342
TransAlta Corp.	6.650%	5/15/18	550	642
UIL Holdings Corp.	4.625%	10/1/20	150	151
Union Electric Co.	6.400%	6/15/17	1,185	1,422
Union Electric Co.	6.700%	2/1/19	200	243
1 Wisconsin Energy Corp.	6.250%	5/15/67	1,050	1,041
Xcel Energy Inc.	4.700%	5/15/20	975	1,086

Natural Gas (3.7%)
Buckeye Partners LP	4.875%	2/1/21	750	778
2 CenterPoint Energy Resources Corp.	4.500%	1/15/21	300	318
Enbridge Energy Partners LP	6.500%	4/15/18	400	474
Enbridge Energy Partners LP	9.875%	3/1/19	1,100	1,501
Energy Transfer Partners LP	6.125%	2/15/17	350	388
Energy Transfer Partners LP	6.700%	7/1/18	500	562
Energy Transfer Partners LP	9.700%	3/15/19	1,200	1,513
Energy Transfer Partners LP	9.000%	4/15/19	400	492
Enterprise Products Operating LLC	6.300%	9/15/17	1,575	1,851
Enterprise Products Operating LLC	6.500%	1/31/19	500	583
Enterprise Products Operating LLC	5.200%	9/1/20	300	327
EQT Corp.	8.125%	6/1/19	575	721
Kinder Morgan Energy Partners LP	5.950%	2/15/18	600	692
Kinder Morgan Energy Partners LP	9.000%	2/1/19	275	353
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,400	2,832
Magellan Midstream Partners LP	4.250%	2/1/21	1,200	1,239
Nisource Finance Corp.	6.400%	3/15/18	1,825	2,140
ONEOKPartners LP	8.625%	3/1/19	1,475	1,901
Plains All American Pipeline LP /
PAA Finance Corp.	6.500%	5/1/18	150	173
Plains All American Pipeline LP /
PAA Finance Corp.	5.750%	1/15/20	800	897
Plains All American Pipeline LP /
PAA Finance Corp.	5.000%	2/1/21	1,450	1,540
Sempra Energy	9.800%	2/15/19	650	917
2 Southern Natural Gas Co. /
Southern Natural Issuing Corp.	4.400%	6/15/21	450	474
Spectra Energy Capital LLC	8.000%	10/1/19	1,000	1,285
Tennessee Gas Pipeline Co.	7.500%	4/1/17	450	555
TransCanada PipeLines Ltd.	6.500%	8/15/18	850	1,034
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,050	1,090

1 TransCanada PipeLines Ltd.	6.350%	5/15/67	650	650
Williams Partners LP	5.250%	3/15/20	650	709
Williams Partners LP /
Williams Partners Finance Corp.	7.250%	2/1/17	2,000	2,384

Other Utility (0.0%)
Veolia Environnement SA	6.000%	6/1/18	150	171
				83,876
Total Corporate Bonds (Cost $769,381)				789,650

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	150	173
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)	5.250%	7/1/19	290	334
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College)	4.750%	6/1/19	200	226
Total Taxable Municipal Bonds (Cost $692)				733

			Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
3 Vanguard Market Liquidity Fund
(Cost $12,472)	0.132%		12,472,424	12,472
Total Investments (99.1%) (Cost $786,751)				807,047
Other Assets and Liabilities (0.9%)
Other Assets				26,516
Liabilities				(19,085)
				7,431
Net Assets (100%)				814,478

Intermediate-Term Corporate Bond Index Fund

At August 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	793,626
Overdistributed Net Investment Income	(65)
Accumulated Net Realized Gains	621
Unrealized Appreciation (Depreciation)	20,296
Net Assets	814,478

Signal Shares—Net Assets
Applicable to 314,280 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,908
Net Asset Value Per Share—Signal Shares	$21.98

Institutional Shares—Net Assets
Applicable to 3,030,897 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	82,336
Net Asset Value Per Share—Institutional Shares	$27.17

ETF Shares—Net Assets
Applicable to 8,900,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	725,234
Net Asset Value Per Share—ETF Shares	$81.49

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $8,600,000, representing 1.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Operations

Year Ended
August 31, 2011
($000)
Investment Income
Income
Interest[1]	20,443
Total Income	20,443
Expenses
The Vanguard Group—Note B
Investment Advisory Services	26
Management and Administrative—Signal Shares	5
Management and Administrative—Institutional Shares	24
Management and Administrative—ETF Shares	387
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	8
Marketing and Distribution—ETF Shares	109
Custodian Fees	10
Auditing Fees	41
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	28
Total Expenses	638
Net Investment Income	19,805
Realized Net Gain (Loss)
Investment Securities Sold	2,749
Futures Contracts	(16)
Realized Net Gain (Loss)	2,733
Change in Unrealized Appreciation (Depreciation)
Investment Securities	5,983
Futures Contracts	(1)
Change in Unrealized Appreciation (Depreciation)	5,982
Net Increase (Decrease) in Net Assets Resulting from Operations	28,520
1 Interest income from an affiliated company of the fund was $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

		November 19,
	Year Ended	2009[1] to
	August 31,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,805	5,256
Realized Net Gain (Loss)	2,733	572
Change in Unrealized Appreciation (Depreciation)	5,982	14,314
Net Increase (Decrease) in Net Assets Resulting from Operations	28,520	20,142
Distributions
Net Investment Income
Signal Shares	(177)	(54)
Institutional Shares	(1,726)	(300)
ETF Shares	(17,939)	(4,930)
Realized Capital Gain[2]
Signal Shares	(15)	—
Institutional Shares	(86)	—
ETF Shares	(1,338)	—
Total Distributions	(21,281)	(5,284)
Capital Share Transactions
Signal Shares	4,567	2,118
Institutional Shares	68,419	11,439
ETF Shares	445,610	260,228
Net Increase (Decrease) from Capital Share Transactions	518,596	273,785
Total Increase (Decrease)	525,835	288,643
Net Assets
Beginning of Period	288,643	—
End of Period[3]	814,478	288,643

1 Inception.
2 Includes fiscal 2011 short-term gain distributions totaling $1,439,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($65,000) and ($28,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Signal Shares
	Year	March 2,
	Ended	2010[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$21.76	$20.43
Investment Operations
Net Investment Income	.876	.441
Net Realized and Unrealized Gain (Loss) on Investments[2]	.312	1.345
Total from Investment Operations	1.188	1.786
Distributions
Dividends from Net Investment Income	(.875)	(.456)
Distributions from Realized Capital Gains	(.093)	—
Total Distributions	(.968)	(.456)
Net Asset Value, End of Period	$21.98	$21.76

Total Return[3]	5.65%	8.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7	$2
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	4.15%	4.60%[4]
Portfolio Turnover Rate[5]	80%	61%

1 Inception.
2 Includes increases from purchase fees of $.02 and $.00.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Year	Nov. 19,
	Ended	2009[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$26.90	$24.97
Investment Operations
Net Investment Income	1.098	.850
Net Realized and Unrealized Gain (Loss) on Investments[2]	.383	1.933
Total from Investment Operations	1.481	2.783
Distributions
Dividends from Net Investment Income	(1.097)	(.853)
Distributions from Realized Capital Gains	(.114)	—
Total Distributions	(1.211)	(.853)
Net Asset Value, End of Period	$27.17	$26.90

Total Return[3]	5.70%	11.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$82	$12
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[4]
Ratio of Net Investment Income to Average Net Assets	4.20%	4.66%[4]
Portfolio Turnover Rate[5]	80%	61%

1 Inception.
2 Includes increases from purchase fees of $.02 and $.00.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Year	Nov. 19,
	Ended	2009[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$80.67	$74.90
Investment Operations
Net Investment Income	3.249	2.519
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.162	5.778
Total from Investment Operations	4.411	8.297
Distributions
Dividends from Net Investment Income	(3.248)	(2.527)
Distributions from Realized Capital Gains	(.343)	—
Total Distributions	(3.591)	(2.527)
Net Asset Value, End of Period	$81.49	$80.67

Total Return	5.65%	11.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$725	$274
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	4.15%	4.60%[3]
Portfolio Turnover Rate[4]	80%	61%

1 Inception.
2 Includes increases from purchase fees of $.06 and $.01.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). There were no open futures contracts at August 31, 2011.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Intermediate-Term Corporate Bond Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $115,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,192	—
Corporate Bonds	—	789,650	—
Taxable Municipal Bonds	—	733	—
Temporary Cash Investments	12,472	—	—
Total	12,472	794,575	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended August 31, 2011, the fund realized $841,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $404,000 from accumulated net realized gains to paid-in capital.

Intermediate-Term Corporate Bond Index Fund

For tax purposes, at August 31, 2011, the fund had $642,000 of long-term capital gains available for distribution.

At August 31, 2011, the cost of investment securities for tax purposes was $786,755,000. Net unrealized appreciation of investment securities for tax purposes was $20,292,000, consisting of unrealized gains of $24,121,000 on securities that had risen in value since their purchase and $3,829,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended August 31, 2011, the fund purchased $709,681,000 of investment securities and sold $210,074,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $254,703,000 and $251,666,000, respectively.

F. Capital share transactions for each class of shares were:

		Year Ended		Inception[1] to
	August 31, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[2]	5,732	263	3,064	149
Issued in Lieu of Cash Distributions	191	9	54	3
Redeemed	(1,356)	(62)	(1,000)	(48)
Net Increase (Decrease)—Signal Shares	4,567	210	2,118	104
Institutional Shares
Issued[2]	67,412	2,543	11,139	438
Issued in Lieu of Cash Distributions	1,671	63	300	12
Redeemed	(664)	(25)	—	—
Net Increase (Decrease)—Institutional Shares	68,419	2,581	11,439	450
ETF Shares
Issued[2]	532,385	6,600	260,228	3,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(86,775)	(1,100)	—	—
Net Increase (Decrease)—ETF Shares	445,610	5,500	260,228	3,400

1 Inception was November 19, 2009, for ETF Shares and Institutional Shares, and March 2, 2010, for Signal Shares. 2 Includes purchase fees for fiscal 2011 and 2010 of $620,000 and $71,000, respectively (fund totals).

G. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund

Fund Profile
As of August 31, 2011

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VLTCX	VLCIX	VCLT
Expense Ratio[1]	0.15%	0.09%	0.15%
30-Day SEC Yield	5.25%	5.26%	5.23%

Financial Attributes
		Barclays
		10+ Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	537	1,075	7,873
Yield to Maturity
(before expenses)	5.4%	5.4%	2.3%
Average Coupon	6.5%	6.5%	4.1%
Average Duration	13.0 years	13.0 years	5.1 years
Average Effective
Maturity	24.5 years	24.6 years	7.3 years
Short-Term
Reserves	0.9%	—	—

Sector Diversification (% of portfolio)
Finance			20.2%
Industrial			61.4
Treasury/Agency			1.1
Utilities			16.8
Other			0.5

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.6%
3 - 5 Years	0.3
5 - 10 Years	1.6
10 - 20 Years	14.4
20 - 30 Years	82.2
Over 30 Years	0.9

Distribution by Credit Quality (% of portfolio)
U.S. Government	1.1%
Aaa	1.5
Aa	12.6
A	42.9
Baa	41.9
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2011, the expense ratios were 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares.

Long-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 19, 2009, Through August 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/19/2009)	Investment
Long-Term Corporate Bond Index Fund
ETF Shares Net Asset Value	4.19%	10.43%	$11,933
Long-Term Corporate Bond Index Fund
ETF Shares Market Price	4.42	11.14	12,070
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	4.62	6.49	11,184
Barclays Capital U.S. 10+ Year
Corporate Bond Index	5.18	10.98	12,038
Corporate A-Rated Debt Funds
Average	4.27	7.25	11,328

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.
Corporate A-Rated Debt Funds Average: Derived from data provided by Lipper Inc.

Vanguard fund returns are adjusted to reflect the 1.00% fee on purchases; the fee does not apply to the ETF Shares. In the final table, non-adjusted returns are shown along with the fee-adjusted returns.
See Financial Highlights for dividend and capital gains information.

Long-Term Corporate Bond Index Fund

	Average Annual Total Returns
	Periods Ended August 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(1/19/2010)	Investment
Long-Term Corporate Bond Index
Fund Signal Shares	3.17%	10.20%	$11,696
Barclays Capital U.S.
Aggregate Float Adjusted Index	4.62	7.06	11,164
Barclays Capital U.S. 10+ Year
Corporate Bond Index	5.18	11.58	11,934

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(11/19/2009)	Investment
Long-Term Corporate Bond Index Fund
Institutional Shares	3.20%	9.89%	$5,913,989
Spliced Barclays Capital U.S. Aggregate
Float Adjusted Index	4.62	6.49	5,592,028
Barclays Capital U.S. 10+ Year Corporate
Bond Index	5.18	10.98	6,019,154

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 19, 2009, Through August 31, 2011

		Since
	One	Inception
	Year	(11/19/2009)
Long-Term Corporate Bond Index Fund
ETF Shares Market Price	4.42%	20.70%
Long-Term Corporate Bond Index Fund
ETF Shares Net Asset Value	4.19	19.33
Barclays Capital U.S. 10+ Year Corporate Bond
Index	5.18	20.38

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): November 19, 2009, Through August 31, 2011
		Barclays
		10+ Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	14.54%	14.46%
2011	4.19	5.18

Vanguard fund returns are adjusted to reflect the 1.00% fee on purchases; the fee does not apply to the ETF Shares. In the final table, non-adjusted returns are shown along with the fee-adjusted returns.

Long-Term Corporate Bond Index Fund

Average Annual Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	1/19/2010	5.66%	5.87%	2.45%	8.32%
Fee-Adjusted Returns		4.60			7.57
Institutional Shares	11/19/2009	5.73	5.75	2.43	8.18
Fee-Adjusted Returns		4.67			7.51
ETF Shares	11/19/2009
Market Price		6.27			8.79
Net Asset Value		5.66			8.11

Vanguard fund returns are adjusted to reflect the 1.00% fee on purchases; the fee does not apply to the ETF Shares. In the final table, non-adjusted returns are shown along with the fee-adjusted returns.

Long-Term Corporate Bond Index Fund

Financial Statements

Statement of Net Assets
As of August 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.1%)
U.S. Government Securities (1.1%)
	United States Treasury Note/Bond
	(Cost $3,126)	5.375%	2/15/31	2,465	3,245
Corporate Bonds (97.1%)
Finance (20.0%)
	Banking (10.9%)
1	AbbeyNational Capital Trust I	8.963%	12/29/49	100	100
	American Express Co.	8.150%	3/19/38	230	325
	BAC Capital Trust VI	5.625%	3/8/35	500	384
	Bank of America Corp.	4.500%	4/1/15	350	354
	Bank of America Corp.	6.500%	9/15/37	400	358
	Bank of America NA	6.000%	10/15/36	1,000	921
	Bank One Capital III	8.750%	9/1/30	225	294
	Bank One Corp.	7.625%	10/15/26	50	61
1	BB&T Capital Trust IV	6.820%	6/12/77	475	476
1	Capital One Capital III	7.686%	8/1/66	675	663
	Capital One Capital IV	6.745%	2/17/37	150	147
	Capital One Capital V	10.250%	8/15/39	375	389
	Citigroup Inc.	5.875%	2/22/33	150	130
	Citigroup Inc.	6.000%	10/31/33	500	459
	Citigroup Inc.	6.125%	8/25/36	1,100	1,039
	Citigroup Inc.	6.875%	3/5/38	1,675	1,765
	Citigroup Inc.	8.125%	7/15/39	900	1,098
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	5.250%	5/24/41	550	571
	Credit Suisse USA Inc.	7.125%	7/15/32	300	357
	Fifth Third Bancorp	8.250%	3/1/38	582	669
	FleetBoston Financial Corp.	6.700%	7/15/28	100	98
	Goldman Sachs Group Inc.	5.375%	3/15/20	1,400	1,429
	Goldman Sachs Group Inc.	5.950%	1/15/27	300	289
	Goldman Sachs Group Inc.	6.125%	2/15/33	300	291
	Goldman Sachs Group Inc.	6.450%	5/1/36	650	586
	Goldman Sachs Group Inc.	6.750%	10/1/37	2,775	2,645
	Goldman Sachs Group Inc.	6.250%	2/1/41	600	589
	HSBC Bank USA NA	5.875%	11/1/34	1,925	1,892
	HSBC Bank USA NA	7.000%	1/15/39	475	529
	HSBC Holdings plc	6.500%	5/2/36	75	75
	HSBC Holdings plc	6.500%	9/15/37	450	442

120

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Holdings plc	6.800%	6/1/38	675	670
1 JPMorgan Chase Capital XX	6.550%	9/15/66	575	572
1 JPMorgan Chase Capital XXII	6.450%	1/15/87	375	371
JPMorgan Chase Capital XXV	6.800%	10/1/37	600	595
JPMorganChase & Co.	6.400%	5/15/38	1,630	1,841
JPMorganChase & Co.	5.500%	10/15/40	350	349
JPMorganChase & Co.	5.600%	7/15/41	500	515
JPMorganChase Capital XXVII	7.000%	11/1/39	125	124
Merrill Lynch & Co. Inc.	6.220%	9/15/26	775	678
Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,275	1,273
Morgan Stanley	6.000%	9/27/25	300	294
Morgan Stanley	6.250%	8/9/26	250	255
Morgan Stanley	7.250%	4/1/32	700	773
NB Capital Trust II	7.830%	12/15/26	350	342
Santander UK plc	7.950%	10/26/29	443	491
1 SunTrust Capital VIII	6.100%	12/1/66	450	437
UBS AG	5.750%	4/25/18	250	264
Wachovia Bank NA	6.600%	1/15/38	1,385	1,577
Wachovia Corp.	5.500%	8/1/35	1,040	1,036
Wells Fargo Bank NA	5.950%	8/26/36	525	550
1 Wells Fargo Capital X	5.950%	12/1/86	300	299

Brokerage (0.1%)
Jefferies Group Inc.	6.250%	1/15/36	225	215

Finance Companies (2.6%)
General Electric Capital Corp.	5.550%	1/5/26	475	482
General Electric Capital Corp.	6.750%	3/15/32	3,250	3,643
General Electric Capital Corp.	6.150%	8/7/37	1,675	1,721
General Electric Capital Corp.	5.875%	1/14/38	1,750	1,794
SLM Corp.	5.625%	8/1/33	300	243

Insurance (6.1%)
ACE INA Holdings Inc.	6.700%	5/15/36	350	423
Aetna Inc.	6.625%	6/15/36	325	390
Aetna Inc.	6.750%	12/15/37	255	312
AflacInc.	6.900%	12/17/39	100	103
AflacInc.	6.450%	8/15/40	275	257
Allstate Corp.	5.350%	6/1/33	150	147
Allstate Corp.	5.550%	5/9/35	500	497
Allstate Corp.	6.900%	5/15/38	200	239
1 Allstate Corp.	6.500%	5/15/57	200	182
American International Group Inc.	6.250%	5/1/36	840	815
American International Group Inc.	6.250%	3/15/37	960	763
1 American International Group Inc.	8.175%	5/15/68	875	866
AON Corp.	6.250%	9/30/40	325	356
AXA SA	8.600%	12/15/30	605	668
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	200	213
Chubb Corp.	6.000%	5/11/37	290	321
Chubb Corp.	6.500%	5/15/38	300	347
CIGNA Corp.	5.875%	3/15/41	250	263
Cincinnati Financial Corp.	6.920%	5/15/28	250	272
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	70	68
Genworth Financial Inc.	7.625%	9/24/21	400	354
Hartford Financial Services Group Inc.	6.625%	3/30/40	400	376

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Hartford Financial Services Group Inc.	6.100%	10/1/41	150	133
	Lincoln National Corp.	6.150%	4/7/36	200	194
	Lincoln National Corp.	7.000%	6/15/40	125	133
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	300	313
	MetLife Inc.	6.500%	12/15/32	225	250
	MetLife Inc.	5.700%	6/15/35	375	385
	MetLife Inc.	5.875%	2/6/41	740	765
1	MetLife Inc.	6.400%	12/15/66	660	595
	Principal Financial Group Inc.	6.050%	10/15/36	525	543
	Progressive Corp.	6.625%	3/1/29	100	119
	Protective Life Corp.	8.450%	10/15/39	275	311
	Prudential Financial Inc.	5.750%	7/15/33	775	762
	Prudential Financial Inc.	5.700%	12/14/36	250	237
	Prudential Financial Inc.	5.625%	5/12/41	700	656
	SwissRe Solutions Holding Corp.	7.750%	6/15/30	235	271
	Transatlantic Holdings Inc.	8.000%	11/30/39	75	86
	Travelers Cos. Inc.	6.250%	6/15/37	625	695
	Travelers Cos. Inc.	5.350%	11/1/40	430	427
	UnitedHealth Group Inc.	5.800%	3/15/36	575	621
	UnitedHealth Group Inc.	6.875%	2/15/38	810	998
	Validus Holdings Ltd.	8.875%	1/26/40	35	40
	WellPoint Inc.	5.850%	1/15/36	950	1,029
	WellPoint Inc.	5.800%	8/15/40	175	191
	XL Group plc	6.250%	5/15/27	100	102

	Real Estate Investment Trusts (0.3%)
	HCP Inc.	6.750%	2/1/41	175	180
	Health Care REIT Inc.	5.250%	1/15/22	250	248
	Realty Income Corp.	5.875%	3/15/35	45	44
	Simon Property Group LP	6.750%	2/1/40	325	363
					59,752
Industrial (60.7%)
	Basic Industry (4.7%)
	Agrium Inc.	6.125%	1/15/41	350	396
	Alcoa Inc.	5.870%	2/23/22	275	272
	Alcoa Inc.	5.900%	2/1/27	275	271
	Alcoa Inc.	6.750%	1/15/28	100	104
	Alcoa Inc.	5.950%	2/1/37	225	200
	ArcelorMittal	7.000%	10/15/39	540	518
	ArcelorMittal	6.750%	3/1/41	450	428
	Barrick North America Finance LLC	7.500%	9/15/38	75	94
2	Barrick North America Finance LLC	5.700%	5/30/41	200	212
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	600	653
	Cliffs Natural Resources Inc.	6.250%	10/1/40	500	494
	Dow Chemical Co.	9.400%	5/15/39	775	1,181
	EI du Pont de Nemours & Co.	4.900%	1/15/41	500	507
	International Paper Co.	7.300%	11/15/39	125	134
2	Kinross Gold Corp.	6.875%	9/1/41	100	102
	Monsanto Co.	5.875%	4/15/38	175	211
	Newmont Mining Corp.	6.250%	10/1/39	575	649
	Nucor Corp.	4.125%	9/15/22	475	496
	Nucor Corp.	6.400%	12/1/37	250	302
	Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	375	414
	PPG Industries Inc.	7.700%	3/15/38	100	135
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	850	1,078

122

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	225	227
Southern Copper Corp.	7.500%	7/27/35	325	372
Southern Copper Corp.	6.750%	4/16/40	725	734
Teck Resources Ltd.	4.750%	1/15/22	800	821
Teck Resources Ltd.	6.125%	10/1/35	150	148
Teck Resources Ltd.	6.000%	8/15/40	200	203
Teck Resources Ltd.	6.250%	7/15/41	425	449
Vale Overseas Ltd.	8.250%	1/17/34	325	420
Vale Overseas Ltd.	6.875%	11/21/36	1,200	1,373
Vale Overseas Ltd.	6.875%	11/10/39	455	513

Capital Goods (4.3%)
3M Co.	6.375%	2/15/28	100	126
3M Co.	5.700%	3/15/37	350	420
Boeing Co.	6.875%	3/15/39	390	504
Boeing Co.	5.875%	2/15/40	200	237
Caterpillar Inc.	6.050%	8/15/36	800	956
Caterpillar Inc.	5.200%	5/27/41	950	1,017
Deere & Co.	5.375%	10/16/29	525	603
Dover Corp.	6.600%	3/15/38	135	175
Dover Corp.	5.375%	3/1/41	325	359
Emerson Electric Co.	6.000%	8/15/32	125	148
Emerson Electric Co.	5.250%	11/15/39	80	90
Honeywell International Inc.	5.700%	3/15/36	300	344
Honeywell International Inc.	5.700%	3/15/37	25	29
Honeywell International Inc.	5.375%	3/1/41	225	247
2 Illinois Tool Works Inc.	4.875%	9/15/41	225	230
Lockheed Martin Corp.	6.150%	9/1/36	450	516
Lockheed Martin Corp.	5.500%	11/15/39	200	214
Lockheed Martin Corp.	5.720%	6/1/40	470	522
Northrop Grumman Corp.	5.050%	11/15/40	475	476
Northrop Grumman Systems Corp.	7.750%	2/15/31	25	35
OwensCorning	7.000%	12/1/36	375	375
Parker Hannifin Corp.	3.500%	9/15/22	75	77
Raytheon Co.	4.875%	10/15/40	385	379
Republic Services Inc.	5.250%	11/15/21	900	1,003
Republic Services Inc.	5.700%	5/15/41	100	104
Rockwell Automation Inc.	6.700%	1/15/28	100	123
Sonoco Products Co.	5.750%	11/1/40	25	27
Stanley Black & Decker Inc.	5.200%	9/1/40	305	311
TycoInternational Finance SA	4.625%	1/15/23	50	53
United Technologies Corp.	7.500%	9/15/29	75	104
United Technologies Corp.	6.125%	7/15/38	800	967
United Technologies Corp.	5.700%	4/15/40	775	896
Waste Management Inc.	7.100%	8/1/26	175	218
Waste Management Inc.	7.750%	5/15/32	150	193
Waste Management Inc.	6.125%	11/30/39	550	618

Communication (15.7%)
Alltel Corp.	7.875%	7/1/32	525	720
America Movil SAB de CV	6.125%	3/30/40	1,300	1,417
AT&T Corp.	8.000%	11/15/31	1,925	2,599
AT&T Inc.	5.600%	5/15/18	175	203
AT&T Inc.	6.150%	9/15/34	1,025	1,088
AT&T Inc.	6.800%	5/15/36	2,125	2,495

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	6.500%	9/1/37	1,400	1,594
AT&T Inc.	6.300%	1/15/38	875	970
AT&T Inc.	6.400%	5/15/38	275	305
AT&T Inc.	5.350%	9/1/40	215	220
AT&T Inc.	5.550%	8/15/41	425	445
AT&T Mobility LLC	7.125%	12/15/31	250	313
British Telecommunications plc	9.875%	12/15/30	1,175	1,707
CBS Corp.	7.875%	7/30/30	551	682
CenturyLink Inc.	7.600%	9/15/39	750	702
Comcast Corp.	5.150%	3/1/20	1,250	1,417
Comcast Corp.	5.650%	6/15/35	225	230
Comcast Corp.	6.500%	11/15/35	75	84
Comcast Corp.	6.450%	3/15/37	100	110
Comcast Corp.	6.950%	8/15/37	2,240	2,610
Comcast Corp.	6.400%	5/15/38	150	166
Comcast Corp.	6.400%	3/1/40	250	283
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,335	1,800
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	6.000%	8/15/40	350	368
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	6.375%	3/1/41	925	1,022
Discovery Communications LLC	6.350%	6/1/40	200	225
Embarq Corp.	7.082%	6/1/16	250	273
Embarq Corp.	7.995%	6/1/36	675	643
France Telecom SA	8.500%	3/1/31	885	1,182
Grupo Televisa SA	6.625%	3/18/25	100	113
Grupo Televisa SA	6.625%	1/15/40	500	534
GTE Corp.	8.750%	11/1/21	125	174
GTE Corp.	6.940%	4/15/28	350	411
Koninklijke KPN NV	8.375%	10/1/30	625	806
NBCUniversal Media LLC	6.400%	4/30/40	425	480
NBCUniversal Media LLC	5.950%	4/1/41	375	403
New Cingular Wireless Services Inc.	8.750%	3/1/31	700	995
News America Inc.	7.700%	10/30/25	50	61
News America Inc.	6.200%	12/15/34	900	926
News America Inc.	6.150%	3/1/37	1,000	1,035
News America Inc.	6.650%	11/15/37	600	648
News America Inc.	6.150%	2/15/41	100	105
News America Inc.	7.750%	12/1/45	300	356
QwestCorp.	7.500%	6/15/23	225	221
QwestCorp.	7.250%	9/15/25	100	100
QwestCorp.	7.125%	11/15/43	75	70
Telecom Italia Capital SA	7.200%	7/18/36	875	809
Telecom Italia Capital SA	7.721%	6/4/38	550	534
Telefonica Emisiones SAU	7.045%	6/20/36	1,425	1,434
Thomson Reuters Corp.	5.500%	8/15/35	100	108
Thomson Reuters Corp.	5.850%	4/15/40	700	757
Time Warner Cable Inc.	6.550%	5/1/37	1,300	1,413
Time Warner Cable Inc.	7.300%	7/1/38	975	1,144
Time Warner Cable Inc.	6.750%	6/15/39	575	645
United States Cellular Corp.	6.700%	12/15/33	100	100
Verizon Communications Inc.	8.750%	11/1/18	100	135
Verizon Communications Inc.	6.250%	4/1/37	1,290	1,447
Verizon Communications Inc.	6.400%	2/15/38	150	172
Verizon Communications Inc.	6.900%	4/15/38	910	1,110

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon Communications Inc.	8.950%	3/1/39	1,000	1,496
Verizon Communications Inc.	6.000%	4/1/41	1,000	1,130
Verizon Global Funding Corp.	7.750%	12/1/30	50	66
Vodafone Group plc	7.875%	2/15/30	375	518
Vodafone Group plc	6.150%	2/27/37	600	685

Consumer Cyclical (7.8%)
CVS Caremark Corp.	6.250%	6/1/27	675	781
CVS Caremark Corp.	5.750%	5/15/41	595	619
Daimler Finance North America LLC	8.500%	1/18/31	500	680
Darden Restaurants Inc.	6.800%	10/15/37	250	294
Historic TW Inc.	6.625%	5/15/29	1,075	1,199
Home Depot Inc.	5.875%	12/16/36	950	1,027
Home Depot Inc.	5.400%	9/15/40	335	335
Home Depot Inc.	5.950%	4/1/41	625	674
Johnson Controls Inc.	5.700%	3/1/41	425	457
Kohl’s Corp.	6.875%	12/15/37	75	91
Lowe’s Cos. Inc.	5.500%	10/15/35	775	811
Macy’s Retail Holdings Inc.	6.900%	4/1/29	200	228
Macy’s Retail Holdings Inc.	6.375%	3/15/37	950	954
McDonald’s Corp.	6.300%	10/15/37	825	1,034
Nordstrom Inc.	7.000%	1/15/38	395	479
Target Corp.	7.000%	7/15/31	675	855
Target Corp.	6.500%	10/15/37	525	636
Target Corp.	7.000%	1/15/38	400	514
Time Warner Inc.	7.625%	4/15/31	850	1,043
Time Warner Inc.	7.700%	5/1/32	475	590
Time Warner Inc.	6.250%	3/29/41	1,100	1,221
VF Corp.	6.450%	11/1/37	225	269
Viacom Inc.	6.875%	4/30/36	975	1,153
Wal-Mart Stores Inc.	5.875%	4/5/27	250	296
Wal-Mart Stores Inc.	7.550%	2/15/30	625	858
Wal-Mart Stores Inc.	5.250%	9/1/35	450	481
Wal-Mart Stores Inc.	6.500%	8/15/37	2,375	2,954
Wal-Mart Stores Inc.	6.200%	4/15/38	125	150
Wal-Mart Stores Inc.	5.625%	4/1/40	1,450	1,640
Wal-Mart Stores Inc.	5.625%	4/15/41	300	339
Walt Disney Co.	3.750%	6/1/21	250	267
Western Union Co.	6.200%	11/17/36	100	102
Yum! Brands Inc.	6.875%	11/15/37	225	270

Consumer Noncyclical (12.3%)
AbbottLaboratories	6.150%	11/30/37	500	605
AbbottLaboratories	5.300%	5/27/40	675	735
Altria Group Inc.	9.950%	11/10/38	350	489
Altria Group Inc.	10.200%	2/6/39	900	1,290
Amgen Inc.	6.375%	6/1/37	700	828
Amgen Inc.	6.400%	2/1/39	500	596
Amgen Inc.	5.650%	6/15/42	500	543
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	950	1,382
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	900	1,117
Archer-Daniels-Midland Co.	5.935%	10/1/32	575	683
Archer-Daniels-Midland Co.	5.375%	9/15/35	175	192
Archer-Daniels-Midland Co.	5.765%	3/1/41	225	261
AstraZeneca plc	6.450%	9/15/37	1,465	1,832

Long-Term Corporate Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Baxter International Inc.	6.250%	12/1/37	300	372
	Becton Dickinson and Co.	5.000%	11/12/40	200	210
	Boston Scientific Corp.	7.000%	11/15/35	50	56
	Boston Scientific Corp.	7.375%	1/15/40	100	118
	Bristol-Myers Squibb Co.	5.875%	11/15/36	750	880
	Bristol-Myers Squibb Co.	6.125%	5/1/38	425	508
	Celgene Corp.	5.700%	10/15/40	25	26
	Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	75	107
	ConAgra Foods Inc.	8.250%	9/15/30	125	156
	Corn Products International Inc.	6.625%	4/15/37	25	28
	Covidien International Finance SA	6.550%	10/15/37	250	302
	Delhaize Group SA	5.700%	10/1/40	475	472
	Diageo Capital plc	5.875%	9/30/36	300	341
	Eli Lilly & Co.	5.500%	3/15/27	525	598
	Eli Lilly & Co.	5.550%	3/15/37	300	338
	Estee Lauder Cos. Inc.	6.000%	5/15/37	175	200
	Genentech Inc.	5.250%	7/15/35	125	133
	General Mills Inc.	5.400%	6/15/40	375	411
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,250	1,557
	Hasbro Inc.	6.350%	3/15/40	300	321
	HJ Heinz Finance Co.	6.750%	3/15/32	200	237
	Hospira Inc.	5.600%	9/15/40	50	51
	Johnson & Johnson	4.950%	5/15/33	425	461
	Johnson & Johnson	5.950%	8/15/37	825	1,019
	Kellogg Co.	7.450%	4/1/31	425	576
	Kimberly-Clark Corp.	6.625%	8/1/37	375	481
	Kimberly-Clark Corp.	5.300%	3/1/41	175	193
	Koninklijke Philips Electronics NV	6.875%	3/11/38	200	244
	Kraft Foods Inc.	6.875%	2/1/38	650	772
	Kraft Foods Inc.	6.500%	2/9/40	1,600	1,849
	Kroger Co.	7.500%	4/1/31	300	382
	Kroger Co.	6.900%	4/15/38	500	623
	Lorillard Tobacco Co.	7.000%	8/4/41	150	150
	McKesson Corp.	6.000%	3/1/41	325	378
	Mead Johnson Nutrition Co.	4.900%	11/1/19	350	385
	Medtronic Inc.	6.500%	3/15/39	100	130
	Medtronic Inc.	5.550%	3/15/40	250	289
	Merck & Co. Inc.	6.400%	3/1/28	75	94
	Merck & Co. Inc.	6.500%	12/1/33	1,150	1,460
	Merck & Co. Inc.	6.550%	9/15/37	400	515
	Pepsi Bottling Group Inc.	7.000%	3/1/29	625	833
	PepsiAmericas Inc.	5.500%	5/15/35	75	83
	PepsiCo Inc.	5.500%	1/15/40	250	286
	PepsiCo Inc.	4.875%	11/1/40	325	343
	Pfizer Inc.	7.200%	3/15/39	1,770	2,378
	Pharmacia Corp.	6.600%	12/1/28	250	316
	Philip Morris International Inc.	6.375%	5/16/38	650	770
3	Procter & Gamble Co.	5.550%	3/5/37	1,015	1,195
	Quest Diagnostics Inc.	6.950%	7/1/37	315	381
	Ralcorp Holdings Inc.	6.625%	8/15/39	75	73
	Safeway Inc.	7.250%	2/1/31	400	478
	SyscoCorp.	5.375%	9/21/35	300	352
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	200	229
	Unilever Capital Corp.	5.900%	11/15/32	425	516

126

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wyeth	6.450%	2/1/24	235	299
Wyeth	6.000%	2/15/36	25	29
Wyeth	5.950%	4/1/37	100	116

Energy (9.8%)
Anadarko Finance Co.	7.500%	5/1/31	175	206
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,046
Anadarko Petroleum Corp.	6.200%	3/15/40	625	643
Apache Corp.	5.100%	9/1/40	825	878
Apache Corp.	5.250%	2/1/42	300	327
Baker Hughes Inc.	5.125%	9/15/40	650	689
Cameron International Corp.	5.950%	6/1/41	200	212
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,110	1,287
Cenovus Energy Inc.	6.750%	11/15/39	800	928
ConocoPhillips	5.900%	5/15/38	1,150	1,337
ConocoPhillips	6.500%	2/1/39	800	1,006
ConocoPhillips Holding Co.	6.950%	4/15/29	325	412
Devon Energy Corp.	5.600%	7/15/41	695	741
Devon Financing Corp. ULC	7.875%	9/30/31	725	977
Encana Corp.	6.500%	8/15/34	200	223
Encana Corp.	6.625%	8/15/37	250	278
Encana Corp.	6.500%	2/1/38	650	731
Halliburton Co.	6.700%	9/15/38	450	552
Halliburton Co.	7.450%	9/15/39	390	517
Hess Corp.	7.875%	10/1/29	50	66
Hess Corp.	7.300%	8/15/31	520	648
Hess Corp.	6.000%	1/15/40	150	163
Hess Corp.	5.600%	2/15/41	795	822
Husky Energy Inc.	6.800%	9/15/37	200	235
Marathon Oil Corp.	6.800%	3/15/32	550	638
2 Marathon Petroleum Corp.	6.500%	3/1/41	475	508
Nexen Inc.	6.400%	5/15/37	600	615
Nexen Inc.	7.500%	7/30/39	800	927
Noble Energy Inc.	6.000%	3/1/41	375	403
Noble Holding International Ltd.	6.200%	8/1/40	350	397
Petro-Canada	5.950%	5/15/35	200	207
Petro-Canada	6.800%	5/15/38	675	782
Shell International Finance BV	6.375%	12/15/38	1,300	1,659
Statoil ASA	7.150%	1/15/29	100	130
Statoil ASA	5.100%	8/17/40	915	989
Suncor Energy Inc.	6.500%	6/15/38	975	1,112
Talisman Energy Inc.	6.250%	2/1/38	900	988
Tosco Corp.	7.800%	1/1/27	100	132
Tosco Corp.	8.125%	2/15/30	575	795
Transocean Inc.	6.800%	3/15/38	650	704
Valero Energy Corp.	6.625%	6/15/37	1,175	1,253
Weatherford International Ltd.	6.500%	8/1/36	1,000	1,065
Williams Cos. Inc.	7.875%	9/1/21	450	566
Williams Cos. Inc.	7.500%	1/15/31	350	408
XTO Energy Inc.	6.750%	8/1/37	40	57

Other Industrial (0.0%)
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	75	80

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Technology (3.1%)
Applied Materials Inc.	5.850%	6/15/41	300	320
Cisco Systems Inc.	5.900%	2/15/39	1,015	1,139
Cisco Systems Inc.	5.500%	1/15/40	600	651
Corning Inc.	5.750%	8/15/40	175	186
Dell Inc.	5.400%	9/10/40	325	324
Hewlett-Packard Co.	4.300%	6/1/21	325	337
International Business Machines Corp.	5.875%	11/29/32	775	918
International Business Machines Corp.	5.600%	11/30/39	825	959
Juniper Networks Inc.	5.950%	3/15/41	300	310
Microsoft Corp.	4.500%	10/1/40	315	318
3 Microsoft Corp.	5.300%	2/8/41	310	354
Nokia Oyj	6.625%	5/15/39	400	361
Oracle Corp.	6.500%	4/15/38	925	1,145
Oracle Corp.	6.125%	7/8/39	750	906
2 Oracle Corp.	5.375%	7/15/40	100	110
Pitney Bowes Inc.	5.250%	1/15/37	100	104
Science Applications International Corp.	5.500%	7/1/33	225	234
TycoElectronics Group SA	7.125%	10/1/37	250	317
Xerox Corp.	6.750%	12/15/39	100	114

Transportation (3.0%)
1 BNSFFunding Trust I	6.613%	12/15/55	150	152
Burlington Northern Santa Fe LLC	6.150%	5/1/37	325	367
Burlington Northern Santa Fe LLC	5.750%	5/1/40	615	671
Burlington Northern Santa Fe LLC	5.050%	3/1/41	100	99
Burlington Northern Santa Fe LLC	5.400%	6/1/41	375	392
Burlington Northern Santa Fe LLC	4.950%	9/15/41	125	123
Canadian National Railway Co.	6.900%	7/15/28	150	193
Canadian National Railway Co.	6.375%	11/15/37	550	680
Canadian Pacific Railway Co.	4.450%	3/15/23	925	962
1 Continental Airlines 2007-1 Class A
Pass Through Trust	5.983%	4/19/22	95	95
CSX Corp.	6.000%	10/1/36	500	556
CSX Corp.	6.150%	5/1/37	275	314
CSX Corp.	5.500%	4/15/41	200	211
1 Delta Air Lines 2007-1 Class A
Pass Through Trust	6.821%	8/10/22	151	153
Norfolk Southern Corp.	5.640%	5/17/29	125	142
Norfolk Southern Corp.	7.250%	2/15/31	640	843
Norfolk Southern Corp.	7.050%	5/1/37	750	981
1 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	133	146
Union Pacific Corp.	6.625%	2/1/29	525	649
Union Pacific Corp.	4.750%	9/15/41	375	368
United Parcel Service Inc.	6.200%	1/15/38	780	974
				181,292
Utilities (16.4%)
Electric (12.2%)
Alabama Power Co.	5.200%	6/1/41	350	387
Appalachian Power Co.	6.375%	4/1/36	100	112
Appalachian Power Co.	7.000%	4/1/38	1,075	1,325
Cleco Power LLC	6.000%	12/1/40	50	56
Commonwealth Edison Co.	6.450%	1/15/38	100	122
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	50	54
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	100	123

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	325	400
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	375	488
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	750	862
Constellation Energy Group Inc.	7.600%	4/1/32	275	331
Detroit Edison Co.	5.700%	10/1/37	125	147
Dominion Resources Inc.	2.250%	9/1/15	100	102
Dominion Resources Inc.	7.000%	6/15/38	100	126
Dominion Resources Inc.	4.900%	8/1/41	250	248
Duke Energy Carolinas LLC	6.050%	4/15/38	975	1,175
Duke Energy Carolinas LLC	5.300%	2/15/40	800	890
Entergy Louisiana LLC	4.440%	1/15/26	75	75
Exelon Generation Co. LLC	6.250%	10/1/39	1,000	1,096
Exelon Generation Co. LLC	5.750%	10/1/41	450	462
FirstEnergy Corp.	7.375%	11/15/31	1,075	1,263
FirstEnergy Solutions Corp.	6.800%	8/15/39	1,025	1,079
Florida Power & Light Co.	5.950%	2/1/38	800	979
Florida Power & Light Co.	5.960%	4/1/39	600	739
Florida Power & Light Co.	5.690%	3/1/40	325	387
Florida Power Corp.	6.400%	6/15/38	975	1,233
Georgia Power Co.	5.950%	2/1/39	915	1,071
Georgia Power Co.	5.400%	6/1/40	275	300
IberdrolaInternational BV	6.750%	7/15/36	90	97
Interstate Power & Light Co.	6.250%	7/15/39	200	241
Kentucky Utilities Co.	5.125%	11/1/40	140	157
Midamerican Energy Holdings Co.	6.125%	4/1/36	1,905	2,182
Midamerican Energy Holdings Co.	5.950%	5/15/37	250	279
Midamerican Energy Holdings Co.	6.500%	9/15/37	1,085	1,299
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	475	656
Nevada Power Co.	6.650%	4/1/36	225	287
Nevada Power Co.	5.375%	9/15/40	375	412
Northern States Power Co.	6.250%	6/1/36	450	568
Northern States Power Co.	5.350%	11/1/39	300	341
Oglethorpe Power Corp.	5.950%	11/1/39	225	256
Oglethorpe Power Corp.	5.375%	11/1/40	75	78
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	900	1,149
Pacific Gas & Electric Co.	6.050%	3/1/34	1,700	1,964
Pacific Gas & Electric Co.	5.800%	3/1/37	575	643
Pacific Gas & Electric Co.	6.350%	2/15/38	100	120
Pacific Gas & Electric Co.	6.250%	3/1/39	50	59
PacifiCorp	7.700%	11/15/31	80	111
PacifiCorp	6.000%	1/15/39	125	148
Potomac Electric Power Co.	6.500%	11/15/37	225	290
PPL Electric Utilities Corp.	5.200%	7/15/41	550	599
Progress Energy Inc.	7.000%	10/30/31	350	428
PSEG Power LLC	8.625%	4/15/31	575	769
Public Service Co. of Colorado	6.250%	9/1/37	150	187
Public Service Co. of Colorado	4.750%	8/15/41	200	207
Public Service Electric & Gas Co.	5.500%	3/1/40	175	199
Puget Sound Energy Inc.	5.795%	3/15/40	150	177
Puget Sound Energy Inc.	5.638%	4/15/41	775	884
San Diego Gas & Electric Co.	4.500%	8/15/40	675	693
South Carolina Electric & Gas Co.	6.625%	2/1/32	100	125
South Carolina Electric & Gas Co.	6.050%	1/15/38	175	211

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	112
Southern California Edison Co.	6.000%	1/15/34	700	848
Southern California Edison Co.	5.950%	2/1/38	350	425
Southern California Edison Co.	4.500%	9/1/40	800	814
Tampa Electric Co.	6.150%	5/15/37	100	118
TransAlta Corp.	6.500%	3/15/40	75	87
Union Electric Co.	8.450%	3/15/39	200	311
United Utilities plc	6.875%	8/15/28	150	167
Virginia Electric and Power Co.	6.000%	5/15/37	1,050	1,237
Virginia Electric and Power Co.	8.875%	11/15/38	400	627
Wisconsin Electric Power Co.	5.700%	12/1/36	100	118
Wisconsin Power & Light Co.	6.375%	8/15/37	101	130

Natural Gas (4.2%)
AGL Capital Corp.	6.000%	10/1/34	150	166
AGL Capital Corp.	5.875%	3/15/41	400	461
Atmos Energy Corp.	5.500%	6/15/41	100	112
CenterPoint Energy Resources Corp.	6.625%	11/1/37	200	238
El Paso Natural Gas Co.	8.625%	1/15/22	150	205
El Paso Natural Gas Co.	8.375%	6/15/32	115	150
Enbridge Energy Partners LP	7.500%	4/15/38	350	439
Energy Transfer Partners LP	7.500%	7/1/38	635	720
Enterprise Products Operating LLC	6.650%	10/15/34	125	141
Enterprise Products Operating LLC	7.550%	4/15/38	300	353
Enterprise Products Operating LLC	6.125%	10/15/39	900	942
Kinder Morgan Energy Partners LP	6.500%	2/1/37	100	104
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,075	1,192
Kinder Morgan Energy Partners LP	6.375%	3/1/41	900	943
Kinder Morgan Energy Partners LP	5.625%	9/1/41	100	94
Nisource Finance Corp.	6.125%	3/1/22	700	812
Oneok Inc.	6.000%	6/15/35	125	132
ONEOKPartners LP	6.125%	2/1/41	875	936
Plains All American Pipeline LP /
PAA Finance Corp.	6.650%	1/15/37	575	632
Sempra Energy	6.000%	10/15/39	500	569
Southern Union Co.	7.600%	2/1/24	150	182
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	175	179
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	150	161
Tennessee Gas Pipeline Co.	7.000%	3/15/27	100	120
TransCanada PipeLines Ltd.	6.200%	10/15/37	275	314
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	397
TransCanada PipeLines Ltd.	7.625%	1/15/39	450	595
TransCanada PipeLines Ltd.	6.100%	6/1/40	600	701
Williams Partners LP	6.300%	4/15/40	450	495

Other Utility (0.0%)
American Water Capital Corp.	6.593%	10/15/37	100	118
				49,045
Total Corporate Bonds (Cost $285,438)				290,089
Taxable Municipal Bonds (0.0%)
University of Southern California (Cost $100)	5.250%	10/1/11	100	99

Long-Term Corporate Bond Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
4 Vanguard Market Liquidity Fund (Cost $2,831)	0.132%	2,831,002	2,831
Total Investments (99.1%) (Cost $291,495)			296,264
Other Assets and Liabilities (0.9%)
Other Assets			6,077
Liabilities			(3,478)
			2,599
Net Assets (100%)			298,863

At August 31, 2011, net assets consisted of:
			Amount
			($000)
Paid-in Capital			294,704
Undistributed Net Investment Income			1
Accumulated Net Realized Losses			(615)
Unrealized Appreciation (Depreciation)
Investment Securities			4,769
Futures Contracts			4
Net Assets			298,863

Signal Shares—Net Assets
Applicable to 432,537 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			9,381
Net Asset Value Per Share—Signal Shares			$21.69

Institutional Shares—Net Assets
Applicable to 548,650 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			14,776
Net Asset Value Per Share—Institutional Shares			$26.93

ETF Shares—Net Assets
Applicable to 3,400,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			274,706
Net Asset Value Per Share—ETF Shares			$80.80

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $1,162,000, representing 0.4% of net assets.
3 Securities with a value of $211,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Operations

Year Ended
August 31, 2011
($000)
Investment Income
Income
Interest[1]	6,338
Total Income	6,338
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4
Management and Administrative—Signal Shares	5
Management and Administrative—Institutional Shares	—
Management and Administrative—ETF Shares	75
Marketing and Distribution—Signal Shares	1
Marketing and Distribution—Institutional Shares	3
Marketing and Distribution—ETF Shares	14
Custodian Fees	5
Auditing Fees	41
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	5
Total Expenses	154
Net Investment Income	6,184
Realized Net Gain (Loss)
Investment Securities Sold	413
Futures Contracts	(107)
Realized Net Gain (Loss)	306
Change in Unrealized Appreciation (Depreciation)
Investment Securities	203
Futures Contracts	4
Change in Unrealized Appreciation (Depreciation)	207
Net Increase (Decrease) in Net Assets Resulting from Operations	6,697
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

		November 19,
	Year Ended	2009[1] to
	August 31,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,184	2,070
Realized Net Gain (Loss)	306	326
Change in Unrealized Appreciation (Depreciation)	207	4,566
Net Increase (Decrease) in Net Assets Resulting from Operations	6,697	6,962
Distributions
Net Investment Income
Signal Shares	(341)	(103)
Institutional Shares	(497)	(252)
ETF Shares	(5,349)	(1,711)
Realized Capital Gain[2]
Signal Shares	(10)	—
Institutional Shares	(26)	—
ETF Shares	(215)	—
Total Distributions	(6,438)	(2,066)
Capital Share Transactions
Signal Shares	5,659	3,202
Institutional Shares	7,603	6,453
ETF Shares	209,252	61,539
Net Increase (Decrease) from Capital Share Transactions	222,514	71,194
Total Increase (Decrease)	222,773	76,090
Net Assets
Beginning of Period	76,090	—
End of Period[3]	298,863	76,090

1 Inception.
2 Includes fiscal 2011 short-term gain distributions totaling $251,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed net investment income of $1,000 and $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Signal Shares
	Year	Jan. 19,
	Ended	2010[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$22.00	$20.12
Investment Operations
Net Investment Income	1.100	.680
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.246)	1.936
Total from Investment Operations	.854	2.616
Distributions
Dividends from Net Investment Income	(1.100)	(.736)
Distributions from Realized Capital Gains	(.064)	—
Total Distributions	(1.164)	(.736)
Net Asset Value, End of Period	$21.69	$22.00

Total Return[3]	4.21%	13.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9	$4
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	5.36%	5.65%[4]
Portfolio Turnover Rate[5]	110%	41%

1 Inception.
2 Includes increases from purchase fees of $.04 and $.03.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Year	Nov. 19,
	Ended	2009[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$27.32	$24.89
Investment Operations
Net Investment Income	1.377	1.090
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.308)	2.428
Total from Investment Operations	1.069	3.518
Distributions
Dividends from Net Investment Income	(1.379)	(1.088)
Distributions from Realized Capital Gains	(.080)	—
Total Distributions	(1.459)	(1.088)
Net Asset Value, End of Period	$26.93	$27.32

Total Return[3]	4.25%	14.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15	$7
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[4]
Ratio of Net Investment Income to Average Net Assets	5.41%	5.71%[4]
Portfolio Turnover Rate[5]	110%	41%

1 Inception.
2 Includes increases from purchase fees of $.04 and $.03.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Year	Nov. 19,
	Ended	2009[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$81.96	$74.67
Investment Operations
Net Investment Income	4.091	3.236
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.917)	7.286
Total from Investment Operations	3.174	10.522
Distributions
Dividends from Net Investment Income	(4.095)	(3.232)
Distributions from Realized Capital Gains	(.239)	—
Total Distributions	(4.334)	(3.232)
Net Asset Value, End of Period	$80.80	$81.96

Total Return	4.19%	14.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$275	$66
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	5.36%	5.65%[3]
Portfolio Turnover Rate[4]	110%	41%

1 Inception.
2 Includes increases from purchase fees of $.07 and $.10.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Long-Term Corporate Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $33,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,245	—
Corporate Bonds	—	290,089	—
Taxable Municipal Bonds	—	99	—
Temporary Cash Investments	2,831	—	—
Futures Contracts—Assets[1]	112	—	—
Futures Contracts—Liabilities[1]	(77)	—	—
Total	2,866	293,433	—
1 Represents variation margin on the last day of the reporting period.

Long-Term Corporate Bond Index Fund

D. At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	December 2011	60	8,162	24
Ultra Long U.S. Treasury Bond	December 2011	(56)	(8,017)	(20)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended August 31, 2011, the fund realized $880,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at August 31, 2011, the fund had available capital loss carryforwards totaling $7,000 to offset future net capital gains through August 31, 2019. In addition, the fund realized losses of $546,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012.

At August 31, 2011, the cost of investment securities for tax purposes was $291,529,000. Net unrealized appreciation of investment securities for tax purposes was $4,735,000, consisting of unrealized gains of $8,030,000 on securities that had risen in value since their purchase and $3,295,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended August 31, 2011, the fund purchased $275,659,000 of investment securities and sold $69,724,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $80,870,000 and $78,175,000, respectively.

Long-Term Corporate Bond Index Fund

G. Capital share transactions for each class of shares were:

		Year Ended		Inception[1] to
	August 31, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[2]	6,808	323	3,099	154
Issued in Lieu of Cash Distributions	351	17	103	5
Redeemed	(1,500)	(67)	—	—
Net Increase (Decrease)—Signal Shares	5,659	273	3,202	159
Institutional Shares
Issued[2]	7,080	272	6,201	247
Issued in Lieu of Cash Distributions	523	20	252	10
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Shares	7,603	292	6,453	257
ETF Shares
Issued[2]	233,137	2,900	76,625	1,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(23,885)	(300)	(15,086)	(200)
Net Increase (Decrease)—ETF Shares	209,252	2,600	61,539	800

1 Inception was November 19, 2009, for ETF Shares and Institutional Shares, and January 19, 2010, for Signal Shares.
2 Includes purchase fees for fiscal 2011 and 2010 of $287,000 and $94,000, respectively (fund totals).

H. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mortgage-Backed Securities Index Fund

Fund Profile
As of August 31, 2011

Share-Class Characteristics

	Signal		ETF
	Shares		Shares
Ticker Symbol	VMBSX		VMBS
Expense Ratio[1]	0.15%		0.15%
30-Day SEC Yield	2.81%		2.81%

Financial Attributes

		Barclays
		MBS	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	260[2]	1,090	7,873
Yield to Maturity
(before expenses)	2.9%	2.9%	2.3%
Average Coupon	4.9%	4.9%	4.1%
Average Duration	3.5 years	3.6 years	5.1 years
Average Effective
Maturity	5.6 years	5.7 years	7.3 years
Short-Term
Reserves	2.6%	—	—

Sector Diversification (% of portfolio)
Government Mortgage-Backed			100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
U.S. Government	97.4%
Aaa	2.6
For information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Coupon (% of portfolio)
Below 5%	69.7%
5% - 6%	26.3
Above 6%	4.0

Investment Focus

1 The expense ratios shown are from the prospectus dated December 28, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2011, the expense ratios were 0.15% for Signal Shares and 0.15% for ETF Shares.
2 Issues are mortgage pools grouped by coupon.

Mortgage-Backed Securities Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 19, 2009, Through August 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/19/2009)	Investment
Mortgage-Backed Securities Index
Fund ETF Shares Net Asset Value	5.14%	5.36%	$10,975
Mortgage-Backed Securities Index
Fund ETF Shares Market Price	5.02	5.41	10,984
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	4.62	6.49	11,184
Barclays Capital U.S. MBS Float
Adjusted Index	5.11	5.26	10,956
U.S. Mortgage Funds Average	5.05	6.17	11,125

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.
U.S. Mortgage Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

Mortgage-Backed Securities Index Fund

	Average Annual Total Returns
	Periods Ended August 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(12/3/2009)	Investment
Mortgage-Backed Securities Index
Fund Signal Shares	5.16%	5.34%	$10,950
Spliced Barclays Capital U.S.
Aggregate Float Adjusted Index	4.62	6.56	11,171
Barclays Capital U.S. MBS Float
Adjusted Index	5.11	5.32	10,946

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 19, 2009, Through August 31, 2011

		Since
	One	Inception
	Year	(11/19/2009)
Mortgage-Backed Securities Index Fund
ETF Shares Market Price	5.02%	9.84%
Mortgage-Backed Securities Index Fund
ETF Shares Net Asset Value	5.14	9.75
Barclays Capital U.S. MBS Float Adjusted Index	5.11	9.56

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): November 19, 2009, Through August 31, 2011
		Barclays
		MBS
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	4.39%	4.23%
2011	5.14	5.11

Average Annual Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	12/3/2009	3.65%	2.30%	2.22%	4.52%
ETF Shares	11/19/2009
Market Price		3.91			4.73
Net Asset Value		3.66			4.57

Mortgage-Backed Securities Index Fund

Financial Statements

Statement of Net Assets
As of August 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.0%)
Conventional Mortgage-Backed Securities (95.5%)
[1,2,3] Fannie Mae Pool		3.500%	7/1/26–9/1/41	2,446	2,530
[1,2,3] Fannie Mae Pool		4.000%	7/1/18–9/1/41	6,541	6,834
[1,2,3] Fannie Mae Pool		4.500%	2/1/18–9/1/41	6,849	7,277
1,2,[4] Fannie Mae Pool		5.000%	3/1/17–9/1/41	6,869	7,435
[1,2,3] Fannie Mae Pool		5.500%	12/1/16–9/1/41	6,390	7,019
[1,2,3] Fannie Mae Pool		6.000%	12/1/13–9/1/41	4,324	4,801
[1,2,3] Fannie Mae Pool		6.500%	4/1/16–9/1/41	1,255	1,410
[1,2]	Fannie Mae Pool	7.000%	12/1/15–4/1/37	267	309
[1,2,3] Freddie Mac Gold Pool		3.500%	6/1/26–11/1/40	1,327	1,379
[1,2,3] Freddie Mac Gold Pool		4.000%	7/1/18–9/1/41	4,174	4,365
[1,2,3] Freddie Mac Gold Pool		4.500%	2/1/18–9/1/41	4,987	5,283
[1,2,3] Freddie Mac Gold Pool		5.000%	10/1/17–9/1/41	4,553	4,908
[1,2,3] Freddie Mac Gold Pool		5.500%	4/1/14–9/1/41	4,298	4,705
[1,2,3] Freddie Mac Gold Pool		6.000%	4/1/14–9/1/41	2,855	3,168
[1,2]	Freddie Mac Gold Pool	6.500%	1/1/29–9/1/39	922	1,039
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/28–2/1/37	339	390
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/22	4	5
1	Ginnie Mae I Pool	3.500%	2/15/26–1/15/41	217	226
[1,3]	Ginnie Mae I Pool	4.000%	10/15/24–9/1/41	1,575	1,669
[1,3]	Ginnie Mae I Pool	4.500%	9/15/18–9/1/41	2,791	3,028
[1,3]	Ginnie Mae I Pool	5.000%	1/15/18–9/1/41	2,150	2,371
[1,3]	Ginnie Mae I Pool	5.500%	10/15/32–9/1/41	1,124	1,258
[1,3]	Ginnie Mae I Pool	6.000%	4/15/28–9/1/41	780	879
[1,3]	Ginnie Mae I Pool	6.500%	5/15/24–9/1/41	351	399
1	Ginnie Mae I Pool	7.000%	10/15/27	17	20
[1,3]	Ginnie Mae II Pool	4.000%	12/20/40–9/1/41	1,310	1,385
[1,3]	Ginnie Mae II Pool	4.500%	4/20/18–9/1/41	3,788	4,101
[1,3]	Ginnie Mae II Pool	5.000%	6/20/33–9/1/41	2,751	3,039
[1,3]	Ginnie Mae II Pool	5.500%	12/20/33–9/1/41	1,200	1,344
1	Ginnie Mae II Pool	6.000%	1/20/32–7/20/39	745	839
1	Ginnie Mae II Pool	6.500%	10/20/28–8/20/37	141	160
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	89	102
					83,677
Nonconventional Mortgage-Backed Securities (3.5%)
[1,2]	Fannie Mae Pool	2.870%	3/1/41	71	74
[1,2]	Fannie Mae Pool	3.108%	12/1/40	79	82
[1,2]	Fannie Mae Pool	3.141%	2/1/41	47	49

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[1,2]	Fannie Mae Pool	3.154%	2/1/41	98	102
[1,2]	Fannie Mae Pool	3.194%	12/1/40	71	74
[1,2]	Fannie Mae Pool	3.255%	10/1/40	135	141
[1,2]	Fannie Mae Pool	3.259%	11/1/40	86	90
[1,2]	Fannie Mae Pool	3.297%	1/1/40	23	24
[1,2]	Fannie Mae Pool	3.449%	12/1/39	295	309
[1,2]	Fannie Mae Pool	3.509%	5/1/40	52	55
[1,2]	Fannie Mae Pool	3.528%	3/1/40	40	42
[1,2]	Fannie Mae Pool	3.617%	4/1/41	70	74
[1,2]	Fannie Mae Pool	5.069%	3/1/38	145	158
[1,2]	Fannie Mae Pool	5.661%	3/1/37	314	327
[1,2]	Fannie Mae Pool	5.730%	4/1/37	77	83
[1,2]	Fannie Mae Pool	6.259%	9/1/37	51	54
[1,2]	Freddie Mac Non Gold Pool	2.982%	2/1/41	69	72
[1,2]	Freddie Mac Non Gold Pool	3.341%	4/1/40	58	61
[1,2]	Freddie Mac Non Gold Pool	3.356%	5/1/40	17	18
[1,2]	Freddie Mac Non Gold Pool	3.601%	6/1/40	216	226
[1,2]	Freddie Mac Non Gold Pool	3.621%	1/1/40	129	135
[1,2]	Freddie Mac Non Gold Pool	3.674%	9/1/40	87	91
[1,2]	Freddie Mac Non Gold Pool	3.977%	3/1/40	250	263
[1,2]	Freddie Mac Non Gold Pool	5.794%	10/1/37	83	88
[1,2]	Freddie Mac Non Gold Pool	6.398%	2/1/37	135	146
1	Ginnie Mae II Pool	2.500%	1/20/41–2/20/41	144	145
1	Ginnie Mae II Pool	3.000%	4/20/41–5/20/41	93	95
					3,078
Total U.S. Government and Agency Obligations (Cost $84,958)					86,755

				Shares
Temporary Cash Investment (13.7%)
Money Market Fund (13.7%)
5	Vanguard Market Liquidity Fund (Cost $12,057)	0.132%		12,057,000	12,057
Total Investments (112.7%) (Cost $97,015)					98,812
Other Assets and Liabilities (-12.7%)
Other Assets					10,189
Liabilities					(21,340)
					(11,151)
Net Assets (100%)					87,661

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value					98,812
Receivables for Investment Securities Sold					9,468
Other Assets					721
Total Assets					109,001
Liabilities
Payables for Investment Securities Purchased					21,086
Other Liabilities					254
Total Liabilities					21,340
Net Assets					87,661

Mortgage-Backed Securities Index Fund

At August 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	85,245
Overdistributed Net Investment Income	(7)
Accumulated Net Realized Gains	626
Unrealized Appreciation (Depreciation)	1,797
Net Assets	87,661

Signal Shares—Net Assets
Applicable to 720,280 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,951
Net Asset Value Per Share—Signal Shares	$20.76

ETF Shares—Net Assets
Applicable to 1,400,980 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	72,710
Net Asset Value Per Share—ETF Shares	$51.90

• See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2011.
4 Securities with a value of $33,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Operations

Year Ended
August 31, 2011
($000)
Investment Income
Income
Interest[1]	1,400
Total Income	1,400
Expenses
The Vanguard Group—Note B
Management and Administrative—Signal Shares	4
Management and Administrative—ETF Shares	14
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—ETF Shares	—
Custodian Fees	28
Auditing Fees	36
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—ETF Shares	3
Total Expenses	85
Net Investment Income	1,315
Realized Net Gain (Loss) on Investment Securities Sold	663
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,402
Net Increase (Decrease) in Net Assets Resulting from Operations	3,380
1 Interest income from an affiliated company of the fund was $24,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Changes in Net Assets

		November 19,
	Year Ended	2009[1] to
	August 31,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,315	724
Realized Net Gain (Loss)	663	754
Change in Unrealized Appreciation (Depreciation)	1,402	395
Net Increase (Decrease) in Net Assets Resulting from Operations	3,380	1,873
Distributions
Net Investment Income
Signal Shares	(219)	(97)
Institutional Shares	—	(41)
ETF Shares	(1,097)	(592)
Realized Capital Gain[2]
Signal Shares	(100)	—
Institutional Shares	—	—
ETF Shares	(576)	—
Total Distributions	(1,992)	(730)
Capital Share Transactions
Signal Shares	8,572	5,965
Institutional Shares	—	148
ETF Shares	40,764	29,681
Net Increase (Decrease) from Capital Share Transactions	49,336	35,794
Total Increase (Decrease)	50,724	36,937
Net Assets
Beginning of Period	36,937	—
End of Period[3]	87,661	36,937

1 Inception.
2 Includes fiscal 2011 short-term gain distributions totaling $676,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($7,000) and ($6,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Signal Shares
	Year	Dec. 3,
	Ended	2009[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$20.52	$20.04
Investment Operations
Net Investment Income	.456	.332
Net Realized and Unrealized Gain (Loss) on Investments	.569	.487
Total from Investment Operations	1.025	.819
Distributions
Dividends from Net Investment Income	(.456)	(.339)
Distributions from Realized Capital Gains	(.329)	—
Total Distributions	(.785)	(.339)
Net Asset Value, End of Period	$20.76	$20.52

Total Return	5.16%	4.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15	$6
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.30%	2.12%[2]
Portfolio Turnover Rate[3]	344%	402%

1 Inception.
2 Annualized.
3 Includes 187% and 166% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Institutional Shares
November 19, 2009[1] to
For a Share Outstanding Throughout the Period	December 29, 2009[2]
Net Asset Value, Beginning of Period	$24.99
Investment Operations
Net Investment Income	.051
Net Realized and Unrealized Gain (Loss) on Investments	(.180)
Total from Investment Operations	(.129)
Distributions
Dividends from Net Investment Income	(.051)
Distributions from Realized Capital Gains	—
Total Distributions	(.051)
Net Asset Value, End of Period	$24.81[2]

Total Return	-0.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$0
Ratio of Total Expenses to Average Net Assets	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	1.72%[3]
Portfolio Turnover Rate	402%[4]

1 Inception.
2 Net asset value as of December 29, 2009, at which date the sole shareholder account converted into ETF Shares.
3 Annualized.
4 Includes 166% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

ETF Shares
	Year	Nov. 19,
	Ended	2009[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$51.31	$49.98
Investment Operations
Net Investment Income	1.142	.836
Net Realized and Unrealized Gain (Loss) on Investments	1.412	1.338
Total from Investment Operations	2.554	2.174
Distributions
Dividends from Net Investment Income	(1.142)	(.844)
Distributions from Realized Capital Gains	(.822)	—
Total Distributions	(1.964)	(.844)
Net Asset Value, End of Period	$51.90	$51.31

Total Return	5.14%	4.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$73	$31
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.30%	2.12%[2]
Portfolio Turnover Rate[3]	344%	402%

1 Inception.
2 Annualized.
3 Includes 187% and 166% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Notes to Financial Statements

Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on November 19, 2009. All outstanding Institutional Shares were converted to ETF Shares on December 29, 2009. The fund has not issued any additional Institutional Shares as of August 31, 2011. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

4. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously purchases similar securities for future settlement at a lower price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. Although the fund forgoes principal and interest paid on the securities sold, it is compensated by interest earned on the sale proceeds and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys securities from a dealer pursuant to a TBA transaction and

Mortgage-Backed Securities Index Fund

simultaneously sells similar securities for future settlement. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls with only highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

In April 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (ASU) 2011-03, “Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements.” The ASU takes effect for periods beginning after December 15, 2011. Under the ASU, certain mortgage-dollar-roll transactions that previously would have been accounted for as purchases and sales may be accounted for as financing transactions. Treating these transactions as financing would have no impact on total return, but certain transactions that previously resulted in realized gains and losses would instead be reflected in net income and unrealized gains and losses. Management is currently assessing whether the ASU will affect the accounting for the fund’s mortgage-dollar-roll transactions.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $12,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Mortgage-Backed Securities Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	86,755	—
Temporary Cash Investments	12,057	—	—
Futures Contracts—Assets[1]	1	—	—
Total	12,058	86,755	—
1 Represents variation margin on the last day of the reporting period.

D. At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2011	(1)	(129)	—
5-Year U.S. Treasury Note	December 2011	(1)	(123)	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $3,000 from accumulated net realized gains to paid-in capital.

Mortgage-Backed Securities Index Fund

For tax purposes, at August 31, 2011, the fund had short-term and long-term capital gains of $607,000 and $21,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At August 31, 2011, the cost of investment securities for tax purposes was $97,017,000. Net unrealized appreciation of investment securities for tax purposes was $1,795,000, consisting of unrealized gains of $1,827,000 on securities that had risen in value since their purchase and $32,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended August 31, 2011, the fund purchased $242,523,000 of investment securities and sold $193,974,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

		Year Ended		Inception[1] to
	August 31, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	8,577	423	5,893	293
Issued in Lieu of Cash Distributions	319	16	97	5
Redeemed	(324)	(16)	(25)	(1)
Net Increase (Decrease)—Signal Shares	8,572	423	5,965	297
Institutional Shares
Issued	—	—	20,007	800
Issued in Lieu of Cash Distributions	—	—	41	2
Redeemed	—	—	(19,900)	(802)
Net Increase (Decrease)—Institutional Shares	—	—	148	—[2]
ETF Shares
Issued	40,764	800	50,061	1,001
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(20,380)	(400)
Net Increase (Decrease)—ETF Shares	40,764	800	29,681	601

1 Inception was November 19, 2009, for ETF Shares and Institutional Shares, and December 3, 2009, for Signal Shares.
2 On December 29, 2009, all shares held in Institutional Shares were converted into ETF Shares.

H. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Scottsdale Funds and the Shareholders of Vanguard Short-Term Government Bond Index Fund, Vanguard Intermediate-Term Government Bond Index Fund, Vanguard Long-Term Government Bond Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund and Vanguard Mortgage-Backed Securities Index Fund:

In our opinion, the accompanying statements of net assets, the statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Short-Term Government Bond Index Fund, Vanguard Intermediate-Term Government Bond Index Fund, Vanguard Long-Term Government Bond Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund and Vanguard Mortgage-Backed Securities Index Fund (constituting separate portfolios of Vanguard Scottsdale Funds, hereafter referred to as the “Funds”) at August 31, 2011, the results of each of their operations for the year then ended, and the changes in each of their net assets and financial highlights for the year then ended and for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 13, 2011

Special 2011 tax information (unaudited) for Vanguard Short-Term Government Bond Index Fund

This information for the fiscal year ended August 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $4,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100.0% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 100.0% of income dividends are interest-related dividends.

Special 2011 tax information (unaudited) for Vanguard Intermediate-Term Government Bond Index Fund

This information for the fiscal year ended August 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $37,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100.0% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 100.0% of income dividends are interest-related dividends.

Special 2011 tax information (unaudited) for Vanguard Long-Term Government Bond Index Fund

This information for the fiscal year ended August 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100.0% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 99.3% of income dividends are interest-related dividends.

Special 2011 tax information (unaudited) for Vanguard Short-Term Corporate Bond Index Fund

This information for the fiscal year ended August 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $43,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 78.3% of income dividends are interest-related dividends.

Special 2011 tax information (unaudited) for Vanguard Intermediate-Term Corporate Bond Index Fund

This information for the fiscal year ended August 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $172,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 83.0% of income dividends are interest-related dividends.

Special 2011 tax information (unaudited) for Vanguard Long-Term Corporate Bond Index Fund

This information for the fiscal year ended August 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100.0% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 83.9% of income dividends are interest-related dividends.

Special 2011 tax information (unaudited) for Vanguard Mortgage-Backed Securities Index Fund

This information for the fiscal year ended August 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 99.9% of income dividends are interest-related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/28/2011	8/31/2011	Period
Based on Actual Fund Return
Short-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,013.15	$0.66
Institutional Shares	1,000.00	1,013.27	0.46
ETF Shares	1,000.00	1,013.18	0.66
Intermediate-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,079.36	$0.63
Institutional Shares	1,000.00	1,079.73	0.47
ETF Shares	1,000.00	1,079.51	0.68
Long-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,166.79	$0.71
Institutional Shares	1,000.00	1,167.12	0.49
ETF Shares	1,000.00	1,166.91	0.60
Short-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,019.89	$0.66
Institutional Shares	1,000.00	1,020.21	0.46
ETF Shares	1,000.00	1,020.01	0.66
Intermediate-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,053.31	$0.67
Institutional Shares	1,000.00	1,053.49	0.47
ETF Shares	1,000.00	1,053.20	0.67
Long-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,077.88	$0.68
Institutional Shares	1,000.00	1,077.92	0.47
ETF Shares	1,000.00	1,077.75	0.68
Mortgage-Backed Securities Index Fund
Signal Shares	$1,000.00	$1,045.35	$0.77
ETF Shares	1,000.00	1,045.24	0.77

Six Months Ended August 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/28/2011	8/31/2011	Period
Based on Hypothetical 5% Yearly Return
Short-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,024.55	$0.66
Institutional Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.55	0.66
Intermediate-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.55	0.66
Long-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,024.55	$0.66
Institutional Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.65	0.56
Short-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,024.55	$0.66
Institutional Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.55	0.66
Intermediate-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,024.55	$0.66
Institutional Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.55	0.66
Long-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,024.55	$0.66
Institutional Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.55	0.66
Mortgage-Backed Securities Index Fund
Signal Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,024.45	0.77

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Government Bond Index Fund, 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.13% for ETF Shares; for the Intermediate-Term Government Bond Index Fund, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.13% for ETF Shares; for the Long-Term Government Bond Index Fund, 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares; for the Short-Term Corporate Bond Index Fund, 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.13% for ETF Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.13% for ETF Shares; for the Long-Term Corporate Bond Index Fund, 0.13% for Signal Shares, 0.09% for Institutional Shares, and 0.13% for ETF Shares; for the Mortgage-Backed Securities Index Fund, 0.15% for Signal Shares and 0.15% for ETF Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Short-Term Government Bond Index Fund, Intermediate-Term Government Bond Index Fund, Long-Term Government Bond Index Fund, Short-Term Corporate Bond Index Fund, Intermediate-Term Corporate Bond Index Fund, Long-Term Corporate Bond Index Fund, and Mortgage-Backed Securities Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the funds since their inception in 2009, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the funds’ performance since their inception, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about each fund’s most recent performance can be found in the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratios charged by funds in its respective peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section for each fund.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays Capital using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001. [2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

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F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Michael S. Miller
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
Peter F. Volanakis	Paul A. Heller	George U. Sauter
Born 1955. Trustee Since July 2009. Principal	Martha G. King
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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Text Telephone for People	the owners of Vanguard ETFs or any member of the
With Hearing Impairment > 800-749-7273	public regarding the advisability of investing in
securities generally or in Vanguard ETFs particularly or
the ability of the Barclays Capital Index to track general
This material may be used in conjunction	bond market performance. Barclays Capital hereby
with the offering of shares of any Vanguard	expressly disclaims all warranties of merchantability
fund only if preceded or accompanied by	and fitness for a particular purpose with respect to the
Barclays Capital Index and any data included therein.
the fund’s current prospectus.	Barclays Capital’s only relationship to Vanguard and
All comparative mutual fund data are from Lipper Inc. or	Vanguard ETFs is the licensing of the Barclays Capital
Morningstar, Inc., unless otherwise noted.	Index which is determined, composed, and calculated
by Barclays Capital without regard to Vanguard or the
You can obtain a free copy of Vanguard’s proxy voting	Vanguard ETFs. Barclays Capital is not responsible for,
guidelines by visiting vanguard.com/proxyreporting or by	and has not participated in, the determination of the
calling Vanguard at 800-662-2739. The guidelines are	timing of, prices of, or quantities of Vanguard ETFs to
also available from the SEC’s website, sec.gov. In	be issued. Source of index data: Barclays Capital Global
addition, you may obtain a free report on how your fund	Family of Indices. Copyright 2011, Barclays Capital. All
voted the proxies for securities it owned during the 12	rights reserved.
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q16420 102011

Annual Report | August 31, 2011
Vanguard Explorer ValueTM Fund

> For the 12 months ended August 31, 2011, Vanguard Explorer Value Fund returned about 23%.

> The fund’s return outpaced the results of its benchmark index as well as the average return of its small-cap value fund peers.

> Health care, information technology, and industrial stocks were among the top performers as strength was notable across the board.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisors’ Report.	7
Fund Profile.	12
Performance Summary.	13
Financial Statements.	15
Your Fund’s After-Tax Returns.	27
About Your Fund’s Expenses.	28
Glossary.	30

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended August 31, 2011

Total
Returns
Vanguard Explorer Value Fund	23.04%
Russell 2500 Value Index	17.28
Small-Cap Value Funds Average	18.35
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
August 31, 2010 , Through August 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Explorer Value Fund	$18.09	$21.94	$0.135	$0.196

1

Chairman’s Letter

Dear Shareholder,

Vanguard Explorer Value Fund returned about 23% for the 12 months ended August 31, 2011, as small- and mid-capitalization stocks outperformed their large-cap brethren during the period. The fund’s advisors made the most of the propitious environment for smaller stocks. Strong stock selection helped the fund handily surpass the return of its benchmark index, the Russell 2500 Value Index, along with the average return for small-cap value funds. The advisors’ choices were most notable in the information technology, industrial, and health care sectors.

All ten of the fund’s industry sectors recorded positive returns during the period. Only financial stocks and the lightly represented telecommunication services and consumer staples sectors had returns that failed to exceed 20%.

Please note that in May, we lowered the minimum investment requirement for several Vanguard funds, including Explorer Value, to $3,000. This was part of our ongoing effort to increase the accessibility of our funds. Also, our preliminary estimates suggest that the Fund will distribute capital gains of roughly $0.98 per share in December 2011. If you own the fund in a taxable account, you may wish to review the information about its after-tax returns later in this report.

2

Strong 12-month returns in a tale of two markets
Global stock markets delivered strong returns in a fiscal year marked by distinct periods of strength and weakness.

During the first six months, stock prices surged, with the broad U.S. stock market returning about 29%. As the slow, grinding economic recovery seemed to gather momentum, energy and industrial stocks, which are keenly sensitive to the rhythms of the business cycle, produced the best returns.

In the second six months, growth decelerated and stock market volatility spiked, amplified by Europe’s sovereign-debt drama, political wrangling over the U.S. debt ceiling, and Standard & Poor’s decision to downgrade the U.S. credit rating. (Vanguard’s confidence in the “full faith and credit” of the U.S. government remains unshaken.) Stock prices retreated, and those sectors that led the market in the first half lost ground in the second, displaced by defensive sectors such as utilities and consumer staples.

Treasuries rallied as risk aversion returned
The stock market’s midyear pivot from offense to defense was mirrored in the bond market. In the first half of the year, yields rose (and prices declined) as the prospect of improved economic growth and inflationary pressures set the market’s tone. Corporate bonds outperformed U.S. Treasury securities.

Market Barometer

		Average Annual Total Returns
		Periods Ended August 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	19.06%	0.84%	1.11%
Russell 2000 Index (Small-caps)	22.19	0.83	1.53
Dow Jones U.S. Total Stock Market Index	19.16	1.18	1.52
MSCI All Country World Index ex USA (International)	10.34	-0.97	0.79

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	4.62%	7.23%	6.56%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	2.66	6.00	4.94
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.24	1.69

CPI
Consumer Price Index	3.77%	1.12%	2.13%

3

In the second half, risk aversion set the tone. Investors bid up Treasuries, trimming the yield of the 10-year Treasury note to barely 2%, and government bonds were among the market’s best performers. For the full year, the taxable investment-grade U.S. bond market returned 4.62%; the broad municipal bond market returned 2.66%.

The yields of money market instruments hovered near zero, consistent with the Federal Reserve’s target for short-term interest rates. Toward the end of the period, the Fed indicated that it expected to maintain this exceptionally low target at least through mid-2013.

Fund’s tech and industrial holdings drove strong overall returns
Although the economy sputtered and the stock market retreated as the fiscal year continued, the Explorer Value Fund’s strength over the period’s first six months more than offset the second-half weakness. The fund climbed 37% in the first half before the stock market’s pullback, which affected small- and mid-cap stocks more than large-caps as investors retreated from risks they had embraced earlier.

Even as the investment environment deteriorated, the fund’s three advisors––Frontier Capital, Cardinal Capital, and Sterling Capital—distinguished themselves.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Explorer Value Fund	0.57%	1.53%

The fund expense ratio shown is from the prospectus dated December 28, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended August 31, 2011, the fund’s expense ratio was 0.57%. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: Small-Cap Value Funds.

4

Using three distinct but complementary methods, the advisors seek companies that are undervalued or unrecognized by the market.

The advisors’ stock selection was most notable in the information technology sector. The fund’s technology holdings rose nearly 34% behind strong performances from a range of industries: communications equipment, the internet, software, semiconductors, electronic equipment, and computers. Corporate expenditures and spending by consumers, particularly on mobile technology, had a positive effect, as did mergers and acquisitions.

Industrial stocks, representing the fund’s second-largest weighting, returned about 28%. Both the advisors’ stock selection and sizeable exposure to the sector helped performance. Before the economy wavered, strong demand for manufacturing and services lifted companies involved in industry groups such as machinery, trading and distributing, electrical equipment, commercial services and supplies, and aerospace and defense.

Although the fund didn’t have heavy exposure to health care stocks, its holdings returned 48%––more than any other sector, and superior to the return of the benchmark’s health care stocks. Acquisitions in the pharmaceutical industry were a catalyst. Pharmaceutical companies and health care equipment firms are benefiting from new opportunities in emerging markets. Health care providers also performed well.

Amid the fund’s—and the market’sdouble-digit returns, financial stocks, the fund’s largest allocation, were notable laggards, returning about 9%. However, the advisors’ decision to keep the fund’s exposure to the sector lower than in the benchmark aided performance, as did investments in consumer finance stocks, which received a boost from improving credit trends. The advisors’ selections came up short in consumer staples, the fund’s smallest weighting. Errors of omission were the culprit as the advisors missed several opportunities in the food products industry.

Short-term volatility may accompany long-term results
The Explorer Value Fund has traced an upward, but jagged, path since its launch on March 30, 2010, with a cumulative return of 11.29% for the 17 months through August 31. Its benchmark, the Russell 2500 Value Index, returned 6.20% during the same period. At Vanguard, we recognize that 17 months isn’t an adequate amount of time to assess an investment. The Explorer Value Fund was developed to serve long-term investors, and a 17-month window can provide only limited perspective on its success in meeting long-term expectations. Even

5

so, the window does reveal that volatility is likely to be a constant companion on the fund’s longer-term journey.

Volatility is a common, indeed intrinsic, part of stock market investing. The best way to approach the market’s inevitable turbulence is to create a diversified and balanced investment plan, featuring a combination of risk control and return potential, that can fortify your resolve to hold fast through the stock market’s occasional rough patches.

With its experienced team of advisors and low costs, Vanguard Explorer Value Fund can be a useful way to gain exposure to small- and mid-cap value stocks as part of such a diversified and balanced portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
September 14, 2011

6

Advisors’ Report

For the fiscal year ended August 31, 2011, Vanguard Explorer Value Fund returned about 23%. Your fund is managed by three independent advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct, yet complementary, investment approaches. It is not uncommon for different advisors to have different views about individual securities or the broader investment environment. The advisors, the amount and percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the table below. The advisors have also prepared a discussion of the investment environment that existed during the fiscal year and of how their portfolio positioning reflects this assessment. (Please note that the Frontier and Sterling discussions refer to industry sectors as defined by Russell classifications, rather than by the Global Industry Classification Standard used elsewhere in this report.) These comments were prepared on September 21, 2011.

Vanguard Explorer Value Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Frontier Capital Management Co.,	34	39	The advisor selects stocks by identifying companies it
LLC			believes are underpriced relative to their long-term
			value. These companies are generally inexpensive and
			have low price-to-book and price-to earnings ratios.
Cardinal Capital Management,	33	38	The advisor seeks stocks of companies that are able to
L.L.C.			generate excess cash flow and reinvest the cash to
			increase shareholder value.
Sterling Capital Management LLC	30	35	The advisor searches for stocks of quality companies
			selling at large discounts compared with their
			underlying value. It defines quality companies as those
			that generate considerable cash flow, reinvest in
			opportunities with attractive returns, and have a
			competitive advantage within their business sector.
Cash Investments	3	4	These short-term reserves are invested by Vanguard in
			equity index products to simulate investment in stocks.
			Each advisor may also maintain a modest cash
			position.

7

Frontier Capital Management Co., LLC

Portfolio Managers:
Thomas W. Duncan, Jr., Senior Vice President

William A. Teichner, CFA, Senior Vice President

Our portion of the fund benefited from both positive stock and sector selection, with our performance driven by strong stock selection in the technology, producer durables, and health care sectors.

During the period, the portfolio’s ten best-contributing stocks were spread over six sectors and included three technology companies, two stocks each in energy and producer durables, and three holdings in other sectors.

The portfolio’s best-contributing stock was SM Energy Company, an oil and natural gas producer. The stock added approximately 150 basis points to performance. (One basis point equals one-hundredth of a percentage point.) During the period, the company reported results that exceeded consensus estimates for oil and gas production, earnings, and cash flow. Energy production was boosted by the firm’s wells in the Eagle Ford shale formation in South Texas.

The portfolio’s ten largest detractors were spread over five sectors and included five holdings in financial services, two in materials and processing, and three stocks in other sectors. The financials were spread across two savings banks, one commercial bank, an insurance company, and a securities brokerage firm. The largest single detractor during the period was Eagle Materials Inc., a manufacturer of gypsum wallboard and cement, which hurt performance by approximately 40 basis points. Eagle reported revenues and earnings that fell short of consensus estimates. It had been affected by weak construction markets where it sells its products, a competitive environment, and adverse weather conditions. We maintain a position in the stock because it is inexpensive relative to its longer-term earnings potential. Eagle’s low-cost structure should help it manage its current challenges.

During the period we bought 20 new stocks and sold 17 holdings. The purchases were spread across eight sectors; the sales were across six. The net effect was primarily an increase in the number of producer durables and materials and processing stocks and a reduction in financial services firms. As is typical for Frontier, the changes were made because of company-specific reasons rather than top-down positioning.

Beginning in late July 2011, the stock market weakened and became volatile. This coincided with investor concerns about a weakening U.S. economy, the level of U.S. federal debt, and other issues. Nevertheless, we believe that the longer-term earnings power of most of our holdings has not changed.

8

Cardinal Capital Management, L.L.C.

Portfolio Managers: Amy K. Minella, Partner

Eugene Fox, Partner

Robert B. Kirkpatrick, CFA, Partner

Stock selection in the financial services, consumer discretionary, information technology, industrial, and energy sectors was the largest contributor to relative performance in our portfolio. Stock selection within financials contributed more than 400 basis points of relative performance, led by Cash America, a provider of pawn and payday lending services, whose shares rose sharply after the threat of adverse legislation in Texas ended, and Affiliated Managers Group, an asset management firm with an equity focus, which benefited from the strong equity market.

In information technology, IAC/InterActive Corp, an internet-based services company, benefited from strong results in its internet search and Match.com businesses; in consumer discretionary, Six Flags, a regional theme park operator that emerged from bankruptcy last summer, benefited from strong results and ambitious guidance as well as a positive market reaction to significant insider buying.

The absence of utilities and the drag from holding a residual cash position detracted from performance.

The largest new positions purchased over the last 12 months were IAC/InterActive Corp, InterDigital, Six Flags, Oasis Petroleum, and CapitalSource. IAC InterActive Corp operates more than 35 online brands in a well-positioned portfolio whose largest business segments include search (Ask.com, toolbars, and applications) and personals (Match.com). InterDigital designs and develops advanced digital wireless technologies used in virtually all digital cellular and wireless products and networks.

Six Flags is the largest regional theme park operator in the United States; it provides thrill rides, shows, and animal attractions to 25 million visitors annually at 19 parks. Six Flags filed for bankruptcy in 2009, when it was laden with billions of dollars in debt. The company emerged last year with substantially less debt and significant tax assets and hired new management (which Cardinal had invested with successfully when the managers were at Dade Behring), which we believe will execute on its plans to reduce costs, boost sales, and monetize non-core assets.

Notable positions sold over the last 12 months include Oceaneering International and Tiffany & Company, which reached our price targets; Beckman Coulter, which was acquired by Danaher at a substantial premium; Ralcorp Holdings, which reached our price target after an unsolicited approach by ConAgra; and Hudson City Bancorp, which was sold because of

9

fundamental concerns, including a flattening yield curve and a new requirement that the company restructure its balance sheet, which would have reduced its operating margins.

Our near-term investment outlook is cautiously optimistic, as monetary policy remains accommodative and credit conditions have improved despite the sluggish economy. Equity valuations continue to be attractive despite poor market sentiment as investors remain concerned about economic fallout from the European debt crisis and skeptical that U.S. government spending can be brought under control intelligently. In coming months, we expect investors to focus on employment and growth trends to assess whether the economy will dip into recession in the second half of the year. Mergers and acquisition activity has remained strong and is important to our positive stance on equities.

Sterling Capital Management LLC

Portfolio Managers:
Eduardo A. Brea, CFA, Managing Director

Brian R. Walton, CFA, Managing Director

For the trailing 12 months ended August 31, 2011, U.S. domestic small-and mid-cap equities generated solid returns, benefiting from supportive monetary policies. The portfolio’s strong performance was mostly driven by positive stock selection from several individual holdings.

Both the technology and health care sectors were areas of strength for the portfolio over the last 12 months. Microstrategy, for example, benefited from growing acceptance of its business intelligence software. Consolidation trends within the technology space also provided a catalyst for several portfolio holdings, such as National Semiconductor, which was acquired by Texas Instruments at more than a 70% premium. DST Systems, which remains the portfolio’s largest holding, has received overtures from private equity firms about the possibility of purchasing the company at a substantial premium to its current stock price. Mergers and acquisition activity also benefited the portfolio’s health care holdings as King Pharmaceuticals was acquired by Pfizer at a meaningful premium.

The financials sector has acted as the biggest detractor to performance, primarily because of the portfolio’s banking exposure. Although banks do not represent a huge overweighting (just under 12% of the portfolio versus 9% in the index), as a group they have significantly under-performed. The portfolio’s exposure is made up entirely of mid- to smaller-sized banks that have almost no exposure to the sovereign-credit issues challenging global financial institutions. Nevertheless, there is no shortage of issues for all banks to deal with, including weak loan growth, net interest margin pressure, heightened regulation, and higher capital requirements. Despite these real challenges, we continue to believe that well-capitalized banks such as Comerica, Fifth Third, and First Citizens

10

offer compelling long-term opportunities, as valuations are at historical lows while capital ratios have grown measurably.

There are numerous challenges facing both the domestic and global economies. Certainly, the overhang of excessive leverage in both the private and public sectors will have a long-term dampening influence on economic growth. Our bottom-up discounted cash-flow modeling incorporates slower long-term growth assumptions than evident in past recoveries. Nonetheless, we believe several catalysts could lead to solid equity returns over the next 12 to 18 months––flush corporate balance sheets, strong corporate operating profits, and continued improvement in capital spending. Further, although recent volatility in capital markets could temper short-term activity, mergers and acquisitions should provide a long-term catalyst for small and midsize companies, producing strong levels of free cash flow.

11

Explorer Value Fund

Fund Profile
As of August 31, 2011

Portfolio Characteristics
		Russell	DJ
		2500	U.S. Total
		Value	Market
	Fund	Index	Index
Number of Stocks	185	1,692	3,716
Median Market Cap	$1.8B	$2.2B	$30.4B
Price/Earnings Ratio	16.7x	16.6x	14.7x
Price/Book Ratio	1.4x	1.3x	2.0x
Return on Equity	11.7%	8.3%	19.0%
Earnings Growth Rate	1.4%	-0.5%	7.0%
Dividend Yield	1.6%	2.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	41%	—	—
Ticker Symbol	VEVFX	—	—
Expense Ratio[1]	0.57%	—	—
30-Day SEC Yield	0.94%	—	—
Short-Term Reserves	3.2%	—	—

Sector Diversification (% of equity exposure)
		Russell	DJ
		2500	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	9.1%	12.7%	12.3%
Consumer Staples	1.2	3.3	10.5
Energy	6.2	5.3	10.8
Financials	25.9	32.3	14.8
Health Care	7.7	5.6	11.4
Industrials	22.2	14.0	11.0
Information
Technology	19.2	9.6	18.7
Materials	3.9	5.9	4.4
Telecommunication
Services	2.0	0.8	2.6
Utilities	2.6	10.5	3.5

Ten Largest Holdings (% of total net assets)
Teleflex Inc.	Health Care
	Equipment	1.7%
Chico's FAS Inc.	Apparel Retail	1.3
Silgan Holdings Inc.	Metal & Glass
	Containers	1.3
DST Systems Inc.	Data Processing &
	Outsourced
	Services	1.3
Teledyne Technologies	Aerospace &
Inc.	Defense	1.3
j2 Global	Internet Software &
Communications Inc.	Services	1.3
Lexmark International	Computer Storage
Inc. Class A	& Peripherals	1.3
IAC/InterActiveCorp	Internet Software &
	Services	1.2
Atlas Air Worldwide	Air Freight &
Holdings Inc.	Logistics	1.2
Affiliated Managers	Asset Management
Group Inc.	& Custody Banks	1.2
Top Ten		13.1%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 28, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended August 31, 2011, the expense ratio was 0.57%.

12

Explorer Value Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 30, 2010, Through August 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2011
		Since	Final Value
	One	Inception	of a $10,000
	Year	(3/30/2010)	Investment
Explorer Value Fund	23.04%	7.81%	$11,129
Dow Jones U.S. Total Stock Market
Index	19.16	5.23	10,752
Russell 2500 Value Index	17.28	4.32	10,620
Small-Cap Value Funds Average	18.35	3.61	10,518
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the fund’s inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

13

Explorer Value Fund

Fiscal-Year Total Returns (%): March 30, 2010, Through August 31, 2011

Average Annual Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Explorer Value Fund	3/30/2010	36.95%	18.65%

14

Explorer Value Fund

Financial Statements

Statement of Net Assets
As of August 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (94.0%)[1]
Consumer Discretionary (8.4%)
	Chico’s FAS Inc.	109,757	1,528
	Six Flags Entertainment
	Corp.	29,400	986
	Interpublic Group of
	Cos. Inc.	85,400	737
	Virgin Media Inc.	26,100	662
	American Eagle
	Outfitters Inc.	52,000	576
*	Entercom Communications
	Corp. Class A	83,550	510
*	Ascena Retail Group Inc.	17,000	483
*	Exide Technologies	84,400	476
	Regis Corp.	30,200	446
	Meredith Corp.	17,121	442
	Newell Rubbermaid Inc.	30,643	424
	International Speedway
	Corp. Class A	16,240	409
*	Kirkland’s Inc.	43,500	403
*,^	hhgregg Inc.	34,200	376
*	Valassis Communications
	Inc.	14,600	369
	Wendy’s Co.	51,000	248
	Christopher & Banks Corp.	50,220	239
	Thor Industries Inc.	9,100	202
*	Cambium Learning Group
	Inc.	58,100	174
			9,690
Consumer Staples (1.0%)
	JM Smucker Co.	8,900	641
	Inter Parfums Inc.	17,863	296
*	Pantry Inc.	20,165	252
			1,189
Energy (5.8%)
*	Oasis Petroleum Inc.	35,800	953
	World Fuel Services Corp.	25,500	947
	EXCO Resources Inc.	55,100	737
	SM Energy Co.	8,663	663

			Market
			Value
		Shares	($000)
*	Rex Energy Corp.	52,500	645
*	Concho Resources Inc.	6,400	557
*	Resolute Energy Corp.	36,700	495
*	Carrizo Oil & Gas Inc.	15,988	480
*	Comstock Resources Inc.	21,480	437
*	Forest Oil Corp.	20,400	397
*	Plains Exploration
	& Production Co.	13,100	385
			6,696
Financials (24.6%)
*	Affiliated Managers
	Group Inc.	16,200	1,412
	Willis Group Holdings plc	34,600	1,354
	Aspen Insurance
	Holdings Ltd.	55,666	1,337
	Cash America International
	Inc.	18,900	1,056
	Nelnet Inc. Class A	53,800	1,033
	First Citizens BancShares
	Inc. Class A	5,600	890
	Parkway Properties Inc.	60,400	820
	Endurance Specialty
	Holdings Ltd.	22,500	814
	Fifth Third Bancorp	74,800	794
	CapitalSource Inc.	123,900	787
	Comerica Inc.	30,100	770
*	Texas Capital Bancshares
	Inc.	29,170	749
	Bank of the Ozarks Inc.	31,090	706
	Raymond James Financial
	Inc.	25,124	706
	HCC Insurance Holdings
	Inc.	24,023	702
	Brookline Bancorp Inc.	81,000	682
	Ares Capital Corp.	42,800	651
	Hatteras Financial Corp.	22,500	621
	Argo Group International
	Holdings Ltd.	22,202	611
	First American Financial
	Corp.	39,900	609

15

Explorer Value Fund

			Market
			Value
		Shares	($000)
	Northwest Bancshares Inc.	50,700	604
	Assured Guaranty Ltd.	42,300	571
	Assurant Inc.	16,100	566
	BOK Financial Corp.	10,870	535
	Entertainment Properties
	Trust	12,600	531
	Starwood Property
	Trust Inc.	28,600	529
	National Retail Properties
	Inc.	19,274	525
*	E*Trade Financial Corp.	40,200	497
	Government Properties
	Income Trust	20,600	482
	Medical Properties
	Trust Inc.	44,100	471
*	Beneficial Mutual Bancorp
	Inc.	58,510	459
	Cypress Sharpridge
	Investments Inc.	34,300	458
	Campus Crest Communities
	Inc.	38,707	458
	Renasant Corp.	31,111	431
	Flushing Financial Corp.	36,840	423
	First Community
	Bancshares Inc.	35,524	422
	Washington Federal Inc.	24,300	365
	Hancock Holding Co.	11,540	360
*	Pinnacle Financial
	Partners Inc.	28,267	358
	GFI Group Inc.	80,674	353
	Home Bancshares Inc.	14,940	351
	WSFS Financial Corp.	8,836	309
*	Investment Technology
	Group Inc.	25,900	295
*	Popular Inc.	141,500	294
	First Financial Holdings Inc.	45,370	286
	First Horizon National Corp.	38,784	273
	Bank Mutual Corp.	55,100	175
			28,485
Health Care (7.1%)
	Teleflex Inc.	33,600	1,933
	Cooper Cos. Inc.	13,414	1,010
*	Coventry Health Care Inc.	28,600	940
*	Henry Schein Inc.	12,000	791
	Omnicare Inc.	26,400	784
	Chemed Corp.	13,300	772
*	VCA Antech Inc.	29,000	537
*	CONMED Corp.	21,202	497
	West Pharmaceutical
	Services Inc.	9,400	377
*	Synovis Life
	Technologies Inc.	18,875	322
*	IRIS International Inc.	24,490	209
			8,172

			Market
			Value
		Shares	($000)
Industrials (21.1%)
*	Teledyne Technologies Inc.	27,042	1,476
*	Atlas Air Worldwide
	Holdings Inc.	28,825	1,415
	RR Donnelley & Sons Co.	64,900	990
*	FTI Consulting Inc.	25,800	939
*	DXP Enterprises Inc.	37,735	909
*	SYKES Enterprises Inc.	56,000	876
	Mueller Industries Inc.	17,500	825
*	KAR Auction Services Inc.	53,200	780
	Equifax Inc.	22,500	727
*	WESCO International Inc.	14,916	643
*	BE Aerospace Inc.	17,963	626
	Viad Corp.	30,200	621
*	Altra Holdings Inc.	39,155	608
	Brink’s Co.	23,600	606
	Harsco Corp.	26,000	594
	Snap-on Inc.	10,895	576
*	Kirby Corp.	10,398	572
*	Colfax Corp.	22,404	562
*	On Assignment Inc.	72,129	548
*	RailAmerica Inc.	39,754	543
	Kaman Corp.	14,400	492
	Interface Inc. Class A	31,597	476
*	Celadon Group Inc.	39,678	465
*	Beacon Roofing Supply Inc.	24,603	457
	Granite Construction Inc.	21,800	452
	Actuant Corp. Class A	21,801	438
	UTi Worldwide Inc.	30,700	416
*	GrafTech International Ltd.	25,800	405
	Encore Wire Corp.	17,950	402
*	Saia Inc.	33,216	398
	EnergySolutions Inc.	110,800	391
*	Orbital Sciences Corp.	24,585	384
	Carlisle Cos. Inc.	9,450	370
	Alliant Techsystems Inc.	5,700	362
*	Columbus McKinnon Corp.	25,075	362
	JB Hunt Transport
	Services Inc.	8,900	358
	Heidrick & Struggles
	International Inc.	16,460	342
*	Titan Machinery Inc.	10,896	289
	Apogee Enterprises Inc.	28,500	268
	AMETEK Inc.	6,800	266
*	Furmanite Corp.	43,135	263
*	CRA International Inc.	11,082	261
	HNI Corp.	12,466	257
*	WABCO Holdings Inc.	4,626	216
	Mine Safety Appliances Co.	6,600	204
			24,430
Information Technology (18.1%)
	DST Systems Inc.	31,600	1,483
	j2 Global Communications
	Inc.	45,900	1,467

16

Explorer Value Fund

			Market
			Value
		Shares	($000)
*	Lexmark International Inc.
	Class A	45,841	1,465
*	IAC/InterActiveCorp	35,900	1,419
	InterDigital Inc.	15,800	1,112
	Broadridge Financial
	Solutions Inc.	47,450	988
	CA Inc.	44,500	934
*	Convergys Corp.	82,600	880
*	Progress Software Corp.	42,150	878
	Earthlink Inc.	95,900	708
*	Compuware Corp.	80,900	684
*	Axcelis Technologies Inc.	481,600	655
*	Insight Enterprises Inc.	32,520	612
	MTS Systems Corp.	15,417	557
	Jabil Circuit Inc.	32,397	546
	Lender Processing
	Services Inc.	30,200	533
*	Brightpoint Inc.	52,590	501
*	OSI Systems Inc.	12,106	471
*	Pericom Semiconductor
	Corp.	59,905	466
*	Fairchild Semiconductor
	International Inc. Class A	34,200	453
*	SAIC Inc.	28,700	430
*	Anaren Inc.	21,645	429
	Harris Corp.	10,500	424
*	Cabot Microelectronics Corp.	10,400	413
*	Atmel Corp.	38,300	349
*	Netscout Systems Inc.	25,000	345
	Littelfuse Inc.	7,418	344
*	Acxiom Corp.	28,900	317
	Diebold Inc.	10,398	298
*	Lionbridge Technologies Inc.	86,050	257
*	Advanced Energy
	Industries Inc.	21,200	212
*	Virtusa Corp.	12,150	192
*	Avid Technology Inc.	9,770	96
			20,918
Materials (3.7%)
	Silgan Holdings Inc.	39,700	1,506
	FMC Corp.	10,200	775
	PH Glatfelter Co.	35,330	507
	Cabot Corp.	11,062	381
	Eagle Materials Inc.	17,130	338
	American Vanguard Corp.	21,900	261
*	RTI International Metals Inc.	9,072	242
	Cytec Industries Inc.	5,162	234
			4,244

		Market
		Value
	Shares	($000)
Telecommunication Services (1.9%)
* NII Holdings Inc.	29,900	1,152
NTELOS Holdings Corp.	32,500	639
Windstream Corp.	31,700	402
		2,193
Utilities (2.3%)
Westar Energy Inc.	29,165	777
Portland General Electric Co.	27,353	660
Piedmont Natural Gas Co.
Inc.	15,046	465
Unitil Corp.	17,770	465
Southwest Gas Corp.	9,895	366
		2,733
Total Common Stocks
(Cost $110,449)		108,750
Temporary Cash Investments (6.3%)[1]
Money Market Fund (5.9%)
[2,3] Vanguard Market
Liquidity Fund, 0.132% 6,886,597		6,887

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.4%)
[4,5] Fannie Mae Discount
Notes, 0.070%, 10/19/11	200	200
[4,5] Federal Home Loan
Bank Discount Notes,
0.050%, 9/23/11	250	250
		450
Total Temporary Cash Investments
(Cost $7,337)		7,337
Total Investments (100.3%)
(Cost $117,786)		116,087
Other Assets and Liabilities (-0.3%)
Other Assets		429
Liabilities[3]		(797)
		(368)
Net Assets (100%)
Applicable to 5,274,242 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		115,719
Net Asset Value Per Share		$21.94

17

Explorer Value Fund

At August 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	111,808
Undistributed Net Investment Income	428
Accumulated Net Realized Gains	5,348
Unrealized Appreciation (Depreciation)
Investment Securities	(1,699)
Futures Contracts	(166)
Net Assets	115,719

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $261,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.1% and 3.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $286,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $450,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Explorer Value Fund

Statement of Operations

Year Ended
August 31, 2011
($000)
Investment Income
Income
Dividends	1,524
Interest[1]	18
Security Lending	14
Total Income	1,556
Expenses
Investment Advisory Fees—Note B
Basic Fee	391
Performance Adjustment	16
The Vanguard Group—Note C
Management and Administrative	158
Marketing and Distribution	20
Custodian Fees	11
Auditing Fees	39
Shareholders’ Reports	7
Total Expenses	642
Net Investment Income	914
Realized Net Gain (Loss)
Investment Securities Sold	6,524
Futures Contracts	610
Realized Net Gain (Loss)	7,134
Change in Unrealized Appreciation (Depreciation)
Investment Securities	7,068
Futures Contracts	86
Change in Unrealized Appreciation (Depreciation)	7,154
Net Increase (Decrease) in Net Assets Resulting from Operations	15,202
1 Interest income from an affiliated company of the fund was $18,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Explorer Value Fund

Statement of Changes in Net Assets

		March 16,
	Year Ended	2010[1] to
	August 31,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	914	184
Realized Net Gain (Loss)	7,134	71
Change in Unrealized Appreciation (Depreciation)	7,154	(9,019)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,202	(8,764)
Distributions
Net Investment Income	(576)	—
Realized Capital Gain[2]	(837)	—
Total Distributions	(1,413)	—
Capital Share Transactions
Issued	64,108	96,958
Issued in Lieu of Cash Distributions	1,289	—
Redeemed	(38,764)	(12,897)
Net Increase (Decrease) from Capital Share Transactions	26,633	84,061
Total Increase (Decrease)	40,422	75,297
Net Assets
Beginning of Period	75,297	—
End of Period[3]	115,719	75,297

1 Commencement of subscription period for the fund.
2 Includes fiscal 2011 short-term gain distributions totaling $815,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed net investment income of $428,000 and $184,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Explorer Value Fund

Financial Highlights

		March 16,
	Year Ended	2010[1] to
	August 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$18.09	$20.00
Investment Operations
Net Investment Income	.190	.044
Net Realized and Unrealized Gain (Loss) on Investments	3.991	(1.954)
Total from Investment Operations	4.181	(1.910)
Distributions
Dividends from Net Investment Income	(.135)	—
Distributions from Realized Capital Gains	(.196)	—
Total Distributions	(.331)	—
Net Asset Value, End of Period	$21.94	$18.09

Total Return[2]	23.04%	-9.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$116	$75
Ratio of Total Expenses to Average Net Assets[3]	0.57%	0.56%[4]
Ratio of Net Investment Income to Average Net Assets	0.82%	0.55%[4]
Portfolio Turnover Rate	41%	16%

1 Subscription period for the fund was March 16, 2010, to March 30, 2010, during which time all assets were held in money market instruments. Performance measurement began March 30, 2010, at a net asset value of $20.00.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Includes performance-based advisory fee increases of 0.01% and 0.00%.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Explorer Value Fund

Notes to Financial Statements

Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

22

Explorer Value Fund

B. Frontier Capital Management Co., LLC, Cardinal Capital Management, L.L.C., and Sterling Capital Management LLC each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. In accordance with the advisory contracts entered into with Frontier Capital Management Co., LLC, Cardinal Capital Management, L.L.C., and Sterling Capital Management LLC in March 2010, the investment advisory fees are subject to quarterly adjustments, beginning March 1, 2011, based on performance since May 31, 2010, relative to the Russell 2000 Value Index, Russell Mid-Cap Value Custom Cap-Range Index, and Russell 2500 Value Index, respectively.

The Vanguard Group manages the cash reserves of the fund on an at-cost basis.

For the year ended August 31, 2011, the aggregate investment advisory fee represented an effective annual basic rate of 0.35% of the fund’s average net assets, before an increase of $16,000 (0.01%) based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $21,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	108,750	—	—
Temporary Cash Investments	6,887	450	—
Futures Contracts—Assets[1]	21	—	—
Total	115,658	450	—
1 Represents variation margin on the last day of the reporting period.

23

Explorer Value Fund

E. At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2011	50	3,631	(166)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income and realized capital gains. Accordingly, the fund has reclassified $94,000 from undistributed net investment income, and $1,020,000 from accumulated net realized gains, to paid-in capital.

For tax purposes, at August 31, 2011, the fund had $4,617,000 of ordinary income and $1,030,000 of long-term capital gains available for distribution.

At August 31, 2011, the cost of investment securities for tax purposes was $117,786,000. Net unrealized depreciation of investment securities for tax purposes was $1,699,000, consisting of unrealized gains of $8,271,000 on securities that had risen in value since their purchase and $9,970,000 in unrealized losses on securities that had fallen in value since their purchase G. During the year ended August 31, 2011, the fund purchased $67,282,000 of investment securities and sold $42,033,000 of investment securities, other than temporary cash investments.

24

Explorer Value Fund

H. Capital shares issued and redeemed were:

	Year Ended	March 16, 2010[1] to
	August 31, 2011	August 31, 2010
	Shares	Shares
	(000)	(000)
Issued	2,748	4,840
Issued in Lieu of Cash Distributions	57	—
Redeemed	(1,693)	(677)
Net Increase (Decrease) in Shares Outstanding	1,112	4,163
1 Commencement of subscription period for the fund.

I. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Scottsdale Funds and the Shareholders of Vanguard Explorer Value Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Explorer Value Fund (constituting a separate portfolio of Vanguard Scottsdale Funds, hereafter referred to as the “Fund”) at August 31, 2011, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period March 16, 2010 (commencement of operations) through August 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 13, 2011

Special 2011 tax information (unaudited) for Vanguard Explorer Value Fund

This information for the fiscal year ended August 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $489,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

The fund distributed $726,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 16.2% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

26

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income , using actual prior-year figures and estimates for 2011. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Explorer Value Fund
Periods Ended August 31, 2011
		Since
	One	Inception
	Year	(3/30/2010)
Returns Before Taxes	23.04%	7.81%
Returns After Taxes on Distributions	22.61	7.55
Returns After Taxes on Distributions and Sale of Fund Shares	15.18	6.56

27

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

28

Six Months Ended August 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Explorer Value Fund	2/28/2011	8/31/2011	Period
Based on Actual Fund Return	$1,000.00	$896.24	$2.77
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.28	2.96

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.58%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

29

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

30

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

31

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Michael S. Miller
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
Peter F. Volanakis	Paul A. Heller	George U. Sauter
Born 1955. Trustee Since July 2009. Principal	Martha G. King
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q16900 102011

Annual Report | August 31, 2011

Vanguard Russell 1000 Index Funds

Vanguard Russell 1000 Index Fund
Vanguard Russell 1000 Value Index Fund
Vanguard Russell 1000 Growth Index Fund

> The Vanguard Russell 1000 Index Funds closely tracked their target indexes.

> Large-cap growth stocks performed better than their value counterparts.

> The information technology, energy, and consumer-oriented sectors were among the funds’ top contributors.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Russell 1000 Index Fund.	8
Russell 1000 Value Index Fund.	21
Russell 1000 Growth Index Fund.	34
About Your Fund’s Expenses.	50
Trustees Approve Advisory Arrangement.	52
Glossary.	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Period Ended August 31, 2011
Returns
Since Inception
Vanguard Russell 1000 Index Fund
Institutional Shares (Inception: 10/15/2010)	5.67%
ETF Shares (Inception: 9/20/2010)
Market Price	9.03
Net Asset Value	9.02
Russell 1000 Index	9.13
Large-Cap Core Funds Average	6.95
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Benchmark returns are calculated from the start of the reporting period or from the earliest share-class inception date.
Vanguard Russell 1000 Value Index Fund
Institutional Shares (Inception: 12/10/2010)	-2.06%
ETF Shares (Inception: 9/20/2010)
Market Price	5.36
Net Asset Value	5.28
Russell 1000 Value Index	5.47
Large-Cap Value Funds Average	4.34
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.
Benchmark returns are calculated from the start of the reporting period or from the earliest share-class inception date.
Vanguard Russell 1000 Growth Index Fund
Institutional Shares (Inception: 12/6/2010)	1.92%
ETF Shares (Inception: 9/20/2010)
Market Price	12.68
Net Asset Value	12.69
Russell 1000 Growth Index	12.93
Large-Cap Growth Funds Average	9.73
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Benchmark returns are calculated from the start of the reporting period or from the earliest share-class inception date.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

From their inception in September 2010 through August 31 of this year, the Vanguard Russell 1000 Index Funds delivered solid returns, despite the volatility in stock markets in recent months.

The returns of the funds’ ETF Shares for this period ranged from about 5% for the Russell 1000 Value Index Fund to more than 12% for the Russell 1000 Growth Index Fund. The Russell 1000 Index Fund, which holds both growth and value stocks, returned about 9%. The funds’ Institutional Shares, which were issued at various (and less favorable) points after the ETF Shares were launched, posted returns ranging from about –2% to more than 5%. All three funds closely tracked their benchmark indexes. From the ETFs’ inception through August 31, the Russell 1000 Index funds outperformed their peers.

This report begins with a look at the investment environment over the entire fiscal year and then reviews the drivers of the funds’ performance during their briefer period of operation.

2

Strong 12-month returns in a tale of two markets
Global stock markets delivered strong returns in a fiscal year marked by distinct periods of strength and weakness.

During the first six months, stock prices surged, with the broad U.S. stock market returning about 29%. As the slow, grinding economic recovery seemed to gather momentum, energy and industrial stocks, which are keenly sensitive to the rhythms of the business cycle, produced the best returns.

In the second six months, growth decelerated and stock market volatility spiked, amplified by Europe’s sovereign-debt drama, political wrangling over the U.S. debt ceiling, and Standard & Poor’s decision to downgrade the U.S. credit rating. (Vanguard’s confidence in the “full faith and credit” of the U.S. government remains unshaken.) Stock prices retreated, and those sectors that led the market in the first half lost ground in the second, displaced by defensive sectors such as utilities and consumer staples.

Treasuries rallied as risk aversion returned
The stock market’s midyear pivot from offense to defense was mirrored in the bond market. In the first half of the year, yields rose (and prices declined) as the prospect of improved economic growth and inflationary pressures set the market’s tone. Corporate bonds outperformed U.S. Treasury securities.

Market Barometer

		Average Annual Total Returns
		Periods Ended August 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	19.06%	0.84%	1.11%
Russell 2000 Index (Small-caps)	22.19	0.83	1.53
Dow Jones U.S. Total Stock Market Index	19.16	1.18	1.52
MSCI All Country World Index ex USA (International)	10.34	-0.97	0.79

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	4.62%	7.23%	6.56%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	2.66	6.00	4.94
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.24	1.69

CPI
Consumer Price Index	3.77%	1.12%	2.13%

3

In the second half, risk aversion set the tone. Investors bid up Treasuries, trimming the yield of the 10-year Treasury note to barely 2%, and government bonds were among the market’s best performers.

For the full year, the taxable investment-grade U.S. bond market returned 4.62%; the broad municipal bond market returned 2.66%.

The yields of money market instruments hovered near zero, consistent with the Federal Reserve’s target for short-term interest rates. Toward the end of the period, the Fed indicated that it expected to maintain this exceptionally low target at least through mid-2013.

Growth stocks outpaced their value brethren
The Vanguard Russell 1000 Index Funds debuted during a broad-based rally among large-cap and mid-sized stocks that continued into the first half of the fiscal period, but then abated in the second half. Despite this second-half setback, large-cap and mid-sized stocks of all flavors managed to end the fiscal year with respectable gains.

The Russell 1000 Index Funds mirrored trends within the broad stock market: Large- and mid-cap growth funds did better than their value counterparts; large-cap funds with both growth and value stocks had results somewhere in the middle.

Expense Ratios
Your Fund Compared With Its Peer Group

	Institutional	ETF	Peer Group
	Shares	Shares	Average
Russell 1000 Index Fund	0.08%	0.12%	1.26%
Russell 1000 Value Index Fund	0.08	0.15	1.27
Russell 1000 Growth Index Fund	0.08	0.15	1.37

The fund expense ratios shown are from the prospectus dated September 16, 2010, and represent estimated costs for the current fiscal year. For the periods from inception through August 31, 2011, the funds’ expense ratios were: for the Russell 1000 Index Fund, 0.08% for Institutional Shares and 0.12% for ETF Shares; for the Russell 1000 Value Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; and for the Russell 1000 Growth Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares. The ratios are annualized since inception for each share class. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

4

The group’s top performer was the Russell 1000 Growth Index Fund. The fund’s holdings in the energy and consumer-oriented sectors delivered notably strong returns. Energy stocks soared, particularly in the first half of the fiscal year, as political turmoil in North Africa and the Middle East increased fears of shortages and drove up crude oil prices. Consumer discretionary stocks turned in double-digit results as more consumers dined at fast-food franchises and shopped at specialty retailer stores and online. Food and beverage companies and personal care companies boosted the consumer staples sector.

The growth fund’s large commitment to technology stocks also was a big contributor. Growing demand for smartphones and tablet computers and the components that are needed to make them have been the key drivers behind the sector’s success.

The Russell 1000 Index Fund’s best results came from its holdings in energy, but the fund also got a lift from its sizable holdings in the consumer-oriented and health care sectors. Cable and satellite providers, fast-food franchises, and online retailers were among the key contributors in the consumer-related sectors. In health care, pharmaceutical companies and managed health care providers were top contributors.

The weakest performer of the three funds was the Russell 1000 Value Index Fund. Its quite significant allocation to the still-ailing financial sector dragged down results: Financials, the only sector in the fund to record a negative return for the period, subtracted more than 2 percentage points from the fund’s overall performance. While many financial companies have rebuilt their balance sheets and positioned themselves for growth since the 2008 credit crisis, they continue to be plagued by the sluggish housing market and anxieties tied to the global credit market. Despite disappointment in financials, the fund benefited from its substantial holdings in energy and health care stocks.

Since inception, the funds have tracked their indexes
The three funds have successfully tracked their target indexes for the roughly 11 months ended August 31. Stock market volatility can create challenges for index fund advisors, who must manage purchases and sales in the face of fast-changing prices so as to minimize the gap between fund and index returns. Since their inception, the Russell 1000 Index Funds have met the challenge.

Such performance is a tribute to Vanguard Quantitative Equity Group, the funds’ advisor, whose decades of experience and sophisticated portfolio construction and management techniques have kept returns close to those of the funds’ benchmarks. The advisor has been aided in this task by the funds’ low expense ratios.

5

Balance and diversification are vital in volatile markets
The stark contrast in stock market performance between the beginning of the fiscal year and the end reminds us, once again, of the markets’ unpredictable nature. That said, the recent turmoil is not altogether unusual. Vanguard research finds that declines in global stock markets following the U.S. Treasury downgrade in August were similar to declines related to other recent significant macroeconomic events.

And while this volatility has been unnerving, it has done nothing to shake our confidence in stocks as an attractive opportunity for long-term investment growth. In fact, we consider the recent upheaval to be further evidence that a portfolio balanced between stock funds and less-volatile bond and money market funds can limit some of the short-term damage inflicted by these occasional swoons.

As always, the most effective preparation for these shocks is to maintain a balanced and diversified portfolio that aligns with your long-term goals and risk tolerance. The Russell 1000 Index Funds can play an important role in such a portfolio, with their low costs and broad diversification across the large-cap market, whether you choose to invest in the segment as a whole or in its growth or value segments.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
September 16, 2011

6

Your Fund’s Performance at a Glance
Inception Through August 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 1000 Index Fund
Institutional Shares (Inception: 10/15/2010)	$103.49	$108.35	$1.057	$0.000
ETF Shares (Inception: 9/20/2010)	51.78	55.94	0.533	0.000
Vanguard Russell 1000 Value Index Fund
Institutional Shares (Inception: 12/10/2010)	$108.03	$104.59	$1.306	$0.000
ETF Shares (Inception: 9/20/2010)	51.46	53.57	0.652	0.000
Vanguard Russell 1000 Growth Index Fund
Institutional Shares (Inception: 12/6/2010)	$110.81	$112.09	$0.877	$0.000
ETF Shares (Inception: 9/20/2010)	52.12	58.31	0.433	0.000

7

Russell 1000 Index Fund

Fund Profile
As of August 31, 2011

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRNIX	VONE
Expense Ratio[1]	0.08%	0.12%
30-Day SEC Yield	1.99%	1.93%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Number of Stocks	983	981	3,716
Median Market Cap	$35.1B	$35.1B	$30.4B
Price/Earnings Ratio	14.2x	14.2x	14.7x
Price/Book Ratio	2.0x	2.0x	2.0x
Return on Equity	19.4%	19.3%	19.0%
Earnings Growth Rate	7.0%	7.0%	7.0%
Dividend Yield	2.1%	2.1%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	20%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Consumer
Discretionary	11.6%	11.6%	12.3%
Consumer Staples	10.2	10.2	10.5
Energy	11.7	11.7	10.8
Financials	14.8	14.8	14.8
Health Care	11.7	11.7	11.4
Industrials	10.7	10.7	11.0
Information
Technology	18.2	18.2	18.7
Materials	4.3	4.3	4.4
Telecommunication
Services	3.0	3.0	2.6
Utilities	3.8	3.8	3.5

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.9%
Apple Inc.	Computer
	Hardware	2.8
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
Chevron Corp.	Integrated Oil &
	Gas	1.6
Microsoft Corp.	Systems Software	1.6
Johnson & Johnson	Pharmaceuticals	1.4
Procter & Gamble Co.	Household
	Products	1.4
General Electric Co.	Industrial
	Conglomerates	1.4
AT&T Inc.	Integrated
	Telecommunication
	Services	1.3
Pfizer Inc.	Pharmaceuticals	1.2
Top Ten		17.2%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated September 16, 2010, and represent estimated costs for the current fiscal year. For the periods from inception through August 31, 2011, the annualized expense ratios were 0.08% for Institutional Shares and 0.12% for ETF Shares.

8

Russell 1000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 20, 2010, Through August 31, 2011
Initial Investment of $10,000

	Total Returns
	Periods Ended August 31, 2011
	Since	Final Value
	Inception	of a $10,000
	(9/20/2010)	Investment
Russell 1000 Index Fund ETF Shares
Net Asset Value	9.02%	$10,902
Russell 1000 Index Fund ETF Shares
Market Price	9.03	10,903
Dow Jones U.S. Total Stock Market
Index	9.04	10,904
Russell 1000 Index	9.13	10,913
Large-Cap Core Funds Average	6.95	10,695
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

	Since	Final Value
	Inception	of a $5,000,000
	(10/15/2010)	Investment
Russell 1000 Index Fund Institutional
Shares	5.67%	$5,283,596
Dow Jones U.S. Total Stock Market
Index	5.43	5,271,373
Russell 1000 Index	5.74	5,286,994
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

9

Russell 1000 Index Fund

Cumulative Returns of ETF Shares: September 20, 2010, Through August 31, 2011
Since
Inception
(9/20/2010)
Russell 1000 Index Fund
ETF Shares Market Price	9.03%
Russell 1000 Index Fund
ETF Shares Net Asset Value	9.02
Russell 1000 Index	9.13
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Period Total Returns (%): September 20, 2010, Through August 31, 2011

Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Institutional Shares	10/15/2010	14.63%
ETF Shares	9/20/2010
Market Price		18.22
Net Asset Value		18.26

10

Russell 1000 Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of August 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	15,681	1,419	0.7%
Amazon.com Inc.	5,476	1,179	0.6%
Walt Disney Co.	28,473	970	0.5%
Comcast Corp. Class A	41,546	894	0.5%
Home Depot Inc.	24,074	804	0.4%
Consumer Discretionary—Other †		16,922	8.8%
		22,188	11.5%
Consumer Staples
Procter & Gamble Co.	42,176	2,686	1.4%
Coca-Cola Co.	29,858	2,104	1.1%
Philip Morris International Inc.	26,878	1,863	1.0%
PepsiCo Inc.	23,889	1,539	0.8%
Wal-Mart Stores Inc.	26,818	1,427	0.7%
Kraft Foods Inc.	24,892	872	0.5%
Altria Group Inc.	31,534	857	0.4%
CVS Caremark Corp.	20,448	734	0.4%
Consumer Staples—Other †		7,423	3.9%
		19,505	10.2%
Energy
Exxon Mobil Corp.	74,435	5,511	2.9%
Chevron Corp.	30,376	3,005	1.6%
Schlumberger Ltd.	20,508	1,602	0.8%
ConocoPhillips	21,363	1,454	0.8%
Occidental Petroleum Corp.	12,245	1,062	0.5%
Atlas Energy Inc. Escrow	402	—	0.0%
Energy—Other †		9,809	5.1%
		22,443	11.7%

11

Russell 1000 Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Financials
JPMorgan Chase & Co.	60,055	2,256	1.2%
Wells Fargo & Co.	74,339	1,940	1.0%
Berkshire Hathaway Inc. Class B	26,547	1,938	1.0%
Citigroup Inc.	43,919	1,364	0.7%
Bank of America Corp.	153,140	1,251	0.6%
Goldman Sachs Group Inc.	7,800	907	0.5%
American Express Co.	15,828	787	0.4%
Financials—Other †		17,802	9.3%
		28,245	14.7%
Health Care
Johnson & Johnson	41,419	2,725	1.4%
Pfizer Inc.	119,410	2,266	1.2%
Merck & Co. Inc.	46,648	1,545	0.8%
Abbott Laboratories	23,414	1,230	0.7%
Amgen Inc.	14,022	777	0.4%
UnitedHealth Group Inc.	16,340	777	0.4%
Bristol-Myers Squibb Co.	25,728	765	0.4%
Health Care—Other †		12,320	6.4%
		22,405	11.7%
Industrials
General Electric Co.	160,250	2,614	1.4%
United Technologies Corp.	13,788	1,024	0.5%
3M Co.	10,705	888	0.5%
Caterpillar Inc.	9,713	884	0.4%
United Parcel Service Inc. Class B	11,081	747	0.4%
Boeing Co.	11,134	744	0.4%
Industrials—Other †		13,531	7.0%
		20,432	10.6%
Information Technology
Apple Inc.	13,974	5,378	2.8%
International Business Machines Corp.	18,301	3,146	1.6%
Microsoft Corp.	112,129	2,983	1.6%
Google Inc. Class A	3,804	2,058	1.1%
Oracle Corp.	58,049	1,629	0.8%
Intel Corp.	80,130	1,613	0.8%
Cisco Systems Inc.	83,125	1,303	0.7%
QUALCOMM Inc.	25,232	1,298	0.7%
Hewlett-Packard Co.	32,598	849	0.4%
EMC Corp.	31,029	701	0.4%
Information Technology—Other †		13,837	7.2%
		34,795	18.1%

Materials †		8,317	4.3%

Telecommunication Services
AT&T Inc.	89,483	2,548	1.4%
Verizon Communications Inc.	42,756	1,547	0.8%
Telecommunication Services—Other †		1,579	0.8%
		5,674	3.0%

Utilities †		7,248	3.8%
Total Common Stocks (Cost $199,133)		191,252	99.6%[1]

12

Russell 1000 Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund	0.132%	673,345	673	0.3%

3 U.S. Government and Agency Obligations †			100	0.1%
Total Temporary Cash Investments (Cost $773)			773	0.4%[1]
Total Investments (Cost $199,906)			192,025	100.0%
Other Assets and Liabilities
Other Assets			1,008	0.5%
Liabilities			(1,001)	(0.5%)
			7	0.0%
Net Assets			192,032	100.0%

At August 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	201,419
Undistributed Net Investment Income	712
Accumulated Net Realized Losses	(2,212)
Unrealized Appreciation (Depreciation)
Investment Securities	(7,881)
Futures Contracts	(6)
Net Assets	192,032

Institutional Shares—Net Assets
Applicable to 1,643,282 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	178,048
Net Asset Value Per Share—Institutional Shares	$108.35

ETF Shares—Net Assets
Applicable to 250,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,984
Net Asset Value Per Share—ETF Shares	$55.94

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 1000 Index Fund

Statement of Operations

September 20, 2010[1] to
August 31, 2011
($000)
Investment Income
Income
Dividends	1,638
Interest[2]	1
Total Income	1,639
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	19
Management and Administrative—ETF Shares	5
Marketing and Distribution—Institutional Shares	3
Marketing and Distribution—ETF Shares	—
Custodian Fees	35
Auditing Fees	7
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	70
Net Investment Income	1,569
Realized Net Gain (Loss)
Investment Securities Sold	(1,444)
Futures Contracts	14
Realized Net Gain (Loss)	(1,430)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(7,881)
Futures Contracts	(6)
Change in Unrealized Appreciation (Depreciation)	(7,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,748)
1 Inception.
2 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 1000 Index Fund

Statement of Changes in Net Assets

September 20, 2010[1] to
August 31, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,569
Realized Net Gain (Loss)	(1,430)
Change in Unrealized Appreciation (Depreciation)	(7,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,748)
Distributions
Net Investment Income
Institutional Shares	(760)
ETF Shares	(97)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(857)
Capital Share Transactions
Institutional Shares	186,983
ETF Shares	13,654
Net Increase (Decrease) from Capital Share Transactions	200,637
Total Increase (Decrease)	192,032
Net Assets
Beginning of Period	—
End of Period[2]	192,032
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $712,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 1000 Index Fund

Financial Highlights

Institutional Shares
October 15, 2010[1] to
For a Share Outstanding Throughout the Period	August 31, 2011
Net Asset Value, Beginning of Period	$103.49
Investment Operations
Net Investment Income	1.348
Net Realized and Unrealized Gain (Loss) on Investments	4.569
Total from Investment Operations	5.917
Distributions
Dividends from Net Investment Income	(1.057)
Distributions from Realized Capital Gains	—
Total Distributions	(1.057)
Net Asset Value, End of Period	$108.35

Total Return	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$178
Ratio of Total Expenses to Average Net Assets	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.90%[2]
Portfolio Turnover Rate[3]	20%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Russell 1000 Index Fund

Financial Highlights

ETF Shares
September 20, 2010[1] to
For a Share Outstanding Throughout the Period	August 31, 2011
Net Asset Value, Beginning of Period	$51.78
Investment Operations
Net Investment Income	.736
Net Realized and Unrealized Gain (Loss) on Investments	3.957
Total from Investment Operations	4.693
Distributions
Dividends from Net Investment Income	(.533)
Distributions from Realized Capital Gains	—
Total Distributions	(.533)
Net Asset Value, End of Period	$55.94

Total Return	9.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14
Ratio of Total Expenses to Average Net Assets	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	1.86%[2]
Portfolio Turnover Rate[3]	20%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Russell 1000 Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on October 15, 2010. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended August 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

18

Russell 1000 Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $32,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s market value as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	191,252	—	—
Temporary Cash Investments	673	100	—
Futures Contracts—Assets[1]	8	—	—
Total	191,933	100	—
1 Represents variation margin on the last day of the reporting period.

D. At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2011	8	487	9
S&P 500 Index	September 2011	1	304	(15)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

19

Russell 1000 Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the period ended August 31, 2011, the fund realized $782,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at August 31, 2011, the fund had $713,000 of ordinary income available for distribution. The fund realized losses of $2,104,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012.

At August 31, 2011, the cost of investment securities for tax purposes was $200,021,000. Net unrealized depreciation of investment securities for tax purposes was $7,996,000, consisting of unrealized gains of $4,875,000 on securities that had risen in value since their purchase and $12,871,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the period ended August 31, 2011, the fund purchased $226,208,000 of investment securities and sold $25,628,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

		Inception[1] to
	August 31, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	190,949	1,677
Issued in Lieu of Cash Distributions	743	6
Redeemed	(4,709)	(40)
Net Increase (Decrease)—Institutional Shares	186,983	1,643
ETF Shares
Issued	21,900	400
Issued in Lieu of Cash Distributions	—	—
Redeemed	(8,246)	(150)
Net Increase (Decrease)—ETF Shares	13,654	250
1 Inception was September 20, 2010, for ETF Shares and October 15, 2010, for Institutional Shares.

H. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

20

Russell 1000 Value Index Fund

Fund Profile
As of August 31, 2011

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRVIX	VONV
Expense Ratio[1]	0.08%	0.15%
30-Day SEC Yield	2.54%	2.47%

Portfolio Characteristics
		Russell	DJ
		1000	U.S. Total
		Value	Market
	Fund	Index	Index
Number of Stocks	657	654	3,716
Median Market Cap $35.1B		$35.1B	$30.4B
Price/Earnings Ratio	12.6x	12.6x	14.7x
Price/Book Ratio	1.4x	1.4x	2.0x
Return on Equity	13.6%	13.6%	19.0%
Earnings Growth Rate	0.3%	0.3%	7.0%
Dividend Yield	2.6%	2.6%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	39%	—	—
Short-Term Reserves	-0.4%	—	—

Sector Diversification (% of equity exposure)
		Russell	DJ
		1000	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	8.8%	8.8%	12.3%
Consumer Staples	7.9	7.8	10.5
Energy	12.4	12.4	10.8
Financials	25.6	25.8	14.8
Health Care	12.7	12.7	11.4
Industrials	8.9	8.9	11.0
Information
Technology	8.6	8.5	18.7
Materials	2.8	2.8	4.4
Telecommunication
Services	4.8	4.8	2.6
Utilities	7.5	7.5	3.5

Ten Largest Holdings (% of total net assets)
Chevron Corp.	Integrated Oil &
	Gas	3.0%
General Electric Co.	Industrial
	Conglomerates	2.7
AT&T Inc.	Integrated
	Telecommunication
	Services	2.7
Procter & Gamble Co.	Household
	Products	2.6
Pfizer Inc.	Pharmaceuticals	2.4
JPMorgan Chase & Co.	Other Diversified
	Financial Services	2.4
Johnson & Johnson	Pharmaceuticals	2.3
Berkshire Hathaway Inc.	Property & Casualty
	Insurance	2.0
Wells Fargo & Co.	Diversified Banks	1.9
Intel Corp.	Semiconductors	1.7
Top Ten		23.7%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated September 16, 2010, and represent estimated costs for the current fiscal year. For the periods from inception through August 31, 2011, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

21

Russell 1000 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 20, 2010, Through August 31, 2011
Initial Investment of $10,000

	Total Returns
	Periods Ended August 31, 2011
	Since	Final Value
	Inception	of a $10,000
	(9/20/2010)	Investment
Russell 1000 Value Index Fund ETF
Shares Net Asset Value	5.28%	$10,528
Russell 1000 Value Index Fund ETF
Shares Market Price	5.36	10,536
Dow Jones U.S. Total Stock Market
Index	9.04	10,904
Russell 1000 Value Index	5.47	10,547
Large-Cap Value Funds Average	4.34	10,434
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

	Since	Final Value
	Inception	of a $5,000,000
	(12/10/2010)	Investment
Russell 1000 Value Index Fund
Institutional Shares	-2.06%	$4,896,904
Dow Jones U.S. Total Stock Market
Index	-1.14	4,943,168
Russell 1000 Value Index	-1.98	4,900,955
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

22

Russell 1000 Value Index Fund

Cumulative Returns of ETF Shares: September 20, 2010, Through August 31, 2011
Since
Inception
(9/20/2010)
Russell 1000 Value Index Fund
ETF Shares Market Price	5.36%
Russell 1000 Value Index Fund
ETF Shares Net Asset Value	5.28
Russell 1000 Value Index	5.47
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Period Total Returns (%): September 20, 2010, Through August 31, 2011

Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Institutional Shares	12/10/2010	8.09%
ETF Shares	9/20/2010
Market Price		16.19
Net Asset Value		16.21

23

Russell 1000 Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of August 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Walt Disney Co.	57,126	1,946	1.0%
News Corp. Class A	69,382	1,198	0.6%
Time Warner Inc.	32,363	1,025	0.6%
Target Corp.	19,725	1,019	0.5%
Lowe’s Cos. Inc.	39,353	784	0.4%
Comcast Corp. Class A	35,811	770	0.4%
Consumer Discretionary—Other †		10,003	5.3%
		16,745	8.8%
Consumer Staples
Procter & Gamble Co.	78,710	5,012	2.6%
Kraft Foods Inc.	49,940	1,749	0.9%
CVS Caremark Corp.	40,981	1,472	0.8%
Consumer Staples—Other †		6,673	3.5%
		14,906	7.8%
Energy
Chevron Corp.	57,293	5,667	3.0%
ConocoPhillips	42,720	2,908	1.5%
Exxon Mobil Corp.	39,008	2,888	1.5%
Occidental Petroleum Corp.	17,492	1,517	0.8%
Anadarko Petroleum Corp.	12,751	940	0.5%
Devon Energy Corp.	12,786	867	0.5%
Apache Corp.	8,253	851	0.4%
National Oilwell Varco Inc.	12,788	846	0.4%
* Atlas Energy Inc. Escrow	362	—	0.0%
Energy—Other †		7,047	3.7%
		23,531	12.3%
Financials
JPMorgan Chase & Co.	120,097	4,511	2.4%
* Berkshire Hathaway Inc. Class B	52,908	3,862	2.0%
Wells Fargo & Co.	138,255	3,608	1.9%

24

Russell 1000 Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Citigroup Inc.	87,828	2,727	1.4%
Bank of America Corp.	306,247	2,502	1.3%
Goldman Sachs Group Inc.	15,647	1,818	1.0%
US Bancorp	58,228	1,351	0.7%
Morgan Stanley	48,003	840	0.5%
MetLife Inc.	24,824	834	0.4%
PNC Financial Services Group Inc.	15,907	798	0.4%
Bank of New York Mellon Corp.	37,530	776	0.4%
Prudential Financial Inc.	14,691	738	0.4%
Financials—Other †		24,564	12.9%
		48,929	25.7%
Health Care
Pfizer Inc.	238,795	4,532	2.4%
Johnson & Johnson	65,946	4,339	2.3%
Merck & Co. Inc.	93,286	3,090	1.6%
Amgen Inc.	28,101	1,557	0.8%
UnitedHealth Group Inc.	32,745	1,556	0.8%
Bristol-Myers Squibb Co.	51,561	1,534	0.8%
Eli Lilly & Co.	20,668	775	0.4%
Health Care—Other †		6,665	3.5%
		24,048	12.6%
Industrials
General Electric Co.	320,528	5,228	2.7%
Union Pacific Corp.	12,409	1,144	0.6%
Industrials—Other †		10,502	5.5%
		16,874	8.8%
Information Technology
Intel Corp.	160,242	3,226	1.7%
Cisco Systems Inc.	166,232	2,607	1.4%
Hewlett-Packard Co.	65,400	1,702	0.9%
Visa Inc. Class A	10,700	940	0.5%
Information Technology—Other †		7,709	4.0%
		16,184	8.5%
Materials
Dow Chemical Co.	35,530	1,011	0.5%
Newmont Mining Corp.	14,701	921	0.5%
Materials—Other †		3,346	1.8%
		5,278	2.8%
Telecommunication Services
AT&T Inc.	178,981	5,097	2.7%
Verizon Communications Inc.	66,179	2,394	1.2%
Telecommunication Services—Other †		1,545	0.8%
		9,036	4.7%
Utilities
Southern Co.	25,664	1,061	0.6%
Exelon Corp.	20,021	863	0.5%
Dominion Resources Inc.	17,402	848	0.4%
Duke Energy Corp.	40,237	761	0.4%
Utilities—Other †		10,766	5.6%
		14,299	7.5%
Total Common Stocks (Cost $199,281)		189,830	99.5%[1]

25

Russell 1000 Value Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund	0.132%	300,000	300	0.1%

3 U.S. Government and Agency Obligations †			100	0.1%
Total Temporary Cash Investments (Cost $401)			400	0.2%[1]
Total Investments (Cost $199,682)			190,230	99.7%
Other Assets and Liabilities
Other Assets			1,295	0.7%
Liabilities			(752)	(0.4%)
			543	0.3%
Net Assets			190,773	100.0%

At August 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	201,610
Undistributed Net Investment Income	817
Accumulated Net Realized Losses	(2,259)
Unrealized Appreciation (Depreciation)
Investment Securities	(9,452)
Futures Contracts	57
Net Assets	190,773

Institutional Shares—Net Assets
Applicable to 1,567,890 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	163,986
Net Asset Value Per Share—Institutional Shares	$104.59

ETF Shares—Net Assets
Applicable to 500,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	26,787
Net Asset Value Per Share—ETF Shares	$53.57

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

26

Russell 1000 Value Index Fund

Statement of Operations

September 20, 2010[1] to
August 31, 2011
($000)
Investment Income
Income
Dividends	2,478
Interest[2]	2
Total Income	2,480
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5
Management and Administrative—Institutional Shares	18
Management and Administrative—ETF Shares	16
Marketing and Distribution—Institutional Shares	17
Marketing and Distribution—ETF Shares	3
Custodian Fees	28
Auditing Fees	7
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	95
Net Investment Income	2,385
Realized Net Gain (Loss)
Investment Securities Sold	(1,608)
Futures Contracts	(26)
Realized Net Gain (Loss)	(1,634)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(9,452)
Futures Contracts	57
Change in Unrealized Appreciation (Depreciation)	(9,395)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,644)
1 Inception.
2 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Russell 1000 Value Index Fund

Statement of Changes in Net Assets

September 20, 2010[1] to
August 31, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,385
Realized Net Gain (Loss)	(1,634)
Change in Unrealized Appreciation (Depreciation)	(9,395)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,644)
Distributions
Net Investment Income
Institutional Shares	(1,362)
ETF Shares	(206)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(1,568)
Capital Share Transactions
Institutional Shares	174,124
ETF Shares	26,861
Net Increase (Decrease) from Capital Share Transactions	200,985
Total Increase (Decrease)	190,773
Net Assets
Beginning of Period	—
End of Period[2]	190,773
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $817,000.

See accompanying Notes, which are an integral part of the Financial Statements.28

Russell 1000 Value Index Fund

Financial Highlights

Institutional Shares
December 10, 2010[1] to
For a Share Outstanding Throughout the Period	August 31, 2011
Net Asset Value, Beginning of Period	$108.03
Investment Operations
Net Investment Income	1.239
Net Realized and Unrealized Gain (Loss) on Investments	(3.373)
Total from Investment Operations	(2.134)
Distributions
Dividends from Net Investment Income	(1.306)
Distributions from Realized Capital Gains	—
Total Distributions	(1.306)
Net Asset Value, End of Period	$104.59

Total Return	-2.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$164
Ratio of Total Expenses to Average Net Assets	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	2.30%[2]
Portfolio Turnover Rate[3]	39%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Russell 1000 Value Index Fund

Financial Highlights

ETF Shares
September 20, 2010[1] to
For a Share Outstanding Throughout the Period	August 31, 2011
Net Asset Value, Beginning of Period	$51.46
Investment Operations
Net Investment Income	.876
Net Realized and Unrealized Gain (Loss) on Investments	1.886
Total from Investment Operations	2.762
Distributions
Dividends from Net Investment Income	(.652)
Distributions from Realized Capital Gains	—
Total Distributions	(.652)
Net Asset Value, End of Period	$53.57

Total Return	5.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27
Ratio of Total Expenses to Average Net Assets	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.23%[2]
Portfolio Turnover Rate[3]	39%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Russell 1000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 10, 2010. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended August 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

31

Russell 1000 Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $31,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s market value as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	189,830	—	—
Temporary Cash Investments	300	100	—
Futures Contracts—Assets[1]	11	—	—
Total	190,141	100	—
1 Represents variation margin on the last day of the reporting period.

D. At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2011	17	1,035	57

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

32

Russell 1000 Value Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the period ended August 31, 2011, the fund realized $625,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at August 31, 2011, the fund had $822,000 of ordinary income available for distribution. The fund realized losses of $1,286,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012.

At August 31, 2011, the cost of investment securities for tax purposes was $200,599,000. Net unrealized depreciation of investment securities for tax purposes was $10,369,000, consisting of unrealized gains of $4,654,000 on securities that had risen in value since their purchase and $15,023,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the period ended August 31, 2011, the fund purchased $253,332,000 of investment securities and sold $52,438,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

		Inception[1] to
	August 31, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	186,341	1,679
Issued in Lieu of Cash Distributions	1,302	12
Redeemed	(13,519)	(123)
Net Increase (Decrease)—Institutional Shares	174,124	1,568
ETF Shares
Issued	34,817	650
Issued in Lieu of Cash Distributions	—	—
Redeemed	(7,956)	(150)
Net Increase (Decrease)—ETF Shares	26,861	500
1 Inception was September 20, 2010, for ETF Shares and December 10, 2010, for Institutional Shares.

H. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

33

Russell 1000 Growth Index Fund

Fund Profile
As of August 31, 2011

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRGWX	VONG
Expense Ratio[1]	0.08%	0.15%
30-Day SEC Yield	1.48%	1.41%

Portfolio Characteristics
		Russell	DJ
		1000	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	591	589	3,716
Median Market Cap	$35.0B	$35.0B	$30.4B
Price/Earnings Ratio	16.3x	16.3x	14.7x
Price/Book Ratio	3.7x	3.7x	2.0x
Return on Equity	25.7%	25.4%	19.0%
Earnings Growth Rate	13.2%	13.2%	7.0%
Dividend Yield	1.6%	1.6%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	30%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
		Russell	DJ
		1000	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	14.3%	14.3%	12.3%
Consumer Staples	12.5	12.5	10.5
Energy	11.1	11.1	10.8
Financials	3.9	3.9	14.8
Health Care	10.8	10.8	11.4
Industrials	12.5	12.5	11.0
Information
Technology	27.7	27.7	18.7
Materials	5.9	5.9	4.4
Telecommunication
Services	1.2	1.2	2.6
Utilities	0.1	0.1	3.5

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	5.6%
Exxon Mobil Corp.	Integrated Oil &
	Gas	4.2
International Business	IT Consulting &
Machines Corp.	Other Services	3.3
Microsoft Corp.	Systems Software	3.1
Coca-Cola Co.	Soft Drinks	2.3
Google Inc.	Internet Software &
	Services	2.1
Philip Morris
International Inc.	Tobacco	1.7
Oracle Corp.	Systems Software	1.7
Schlumberger Ltd.	Oil & Gas
	Equipment &
	Services	1.7
PepsiCo Inc.	Soft Drinks	1.6
Top Ten		27.3%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated September 16, 2010, and represent estimated costs for the current fiscal year. For the periods from inception through August 31, 2011, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

34

Russell 1000 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 20, 2010, Through August 31, 2011
Initial Investment of $10,000

	Total Returns
	Periods Ended August 31, 2011
	Since	Final Value
	Inception	of a $10,000
	(9/20/2010)	Investment
Russell 1000 Growth Index Fund ETF
Shares Net Asset Value	12.69%	$11,269
Russell 1000 Growth Index Fund ETF
Shares Market Price	12.68	11,268
Dow Jones U.S. Total Stock Market
Index	9.04	10,904
Russell 1000 Growth Index	12.93	11,293
Large-Cap Growth Funds Average	9.73	10,973
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

	Since	Final Value
	Inception	of a $5,000,000
	(12/6/2010)	Investment
Russell 1000 Growth Index Fund
Institutional Shares	1.92%	$5,096,119
Dow Jones U.S. Total Stock Market
Index	0.26	5,013,098
Russell 1000 Growth Index	2.05	5,102,419
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

35

Russell 1000 Growth Index Fund

Cumulative Returns of ETF Shares: September 20, 2010, Through August 31, 2011
Since
Inception
(9/20/2010)
Russell 1000 Growth Index Fund
ETF Shares Market Price	12.68%
Russell 1000 Growth Index Fund
ETF Shares Net Asset Value	12.69
Russell 1000 Growth Index	12.93
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Period Total Returns (%): September 20, 2010, Through August 31, 2011

Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Institutional Shares	12/6/2010	8.78%
ETF Shares	9/20/2010
Market Price		20.14
Net Asset Value		20.28

36

Russell 1000 Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of August 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	33,577	3,037	1.5%
* Amazon.com Inc.	11,762	2,532	1.2%
* DIRECTV Class A	24,847	1,093	0.5%
Home Depot Inc.	31,184	1,041	0.5%
NIKE Inc. Class B	11,554	1,001	0.5%
Starbucks Corp.	24,258	937	0.5%
Viacom Inc. Class B	18,935	913	0.4%
* priceline.com Inc.	1,606	863	0.4%
Comcast Corp. Class A	38,913	837	0.4%
Yum! Brands Inc.	15,066	819	0.4%
Consumer Discretionary—Other †		16,424	8.0%
		29,497	14.3%
Consumer Staples
Coca-Cola Co.	63,934	4,504	2.2%
Philip Morris International Inc.	52,084	3,611	1.7%
PepsiCo Inc.	51,153	3,296	1.6%
Wal-Mart Stores Inc.	43,644	2,322	1.1%
Altria Group Inc.	50,538	1,374	0.7%
Colgate-Palmolive Co.	14,271	1,284	0.6%
Costco Wholesale Corp.	14,137	1,110	0.5%
Walgreen Co.	27,967	985	0.5%
Consumer Staples—Other †		7,353	3.6%
		25,839	12.5%
Energy
Exxon Mobil Corp.	117,649	8,711	4.2%
Schlumberger Ltd.	43,912	3,430	1.7%
Halliburton Co.	29,612	1,314	0.6%
Energy—Other †		9,422	4.6%
		22,877	11.1%

37

Russell 1000 Growth Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Financials
American Express Co.	20,571	1,023	0.5%
Simon Property Group Inc.	7,756	911	0.4%
Financials—Other †		6,120	3.0%
		8,054	3.9%
Health Care
Abbott Laboratories	47,231	2,480	1.2%
Johnson & Johnson	18,096	1,191	0.6%
Medtronic Inc.	29,887	1,048	0.5%
* Gilead Sciences Inc.	25,470	1,016	0.5%
Baxter International Inc.	16,612	930	0.5%
* Celgene Corp.	14,977	891	0.4%
Health Care—Other †		14,665	7.1%
		22,221	10.8%
Industrials
United Technologies Corp.	28,020	2,080	1.0%
Caterpillar Inc.	20,863	1,899	0.9%
3M Co.	20,305	1,685	0.8%
United Parcel Service Inc. Class B	23,777	1,602	0.8%
Boeing Co.	21,192	1,417	0.7%
Honeywell International Inc.	25,469	1,218	0.6%
Emerson Electric Co.	24,326	1,132	0.5%
Deere & Co.	13,582	1,098	0.5%
Industrials—Other †		13,550	6.6%
		25,681	12.4%
Information Technology
* Apple Inc.	29,926	11,516	5.6%
International Business Machines Corp.	39,197	6,738	3.3%
Microsoft Corp.	240,150	6,388	3.1%
* Google Inc. Class A	8,145	4,406	2.1%
Oracle Corp.	124,299	3,489	1.7%
QUALCOMM Inc.	54,029	2,780	1.4%
* EMC Corp.	66,586	1,504	0.7%
Mastercard Inc. Class A	3,471	1,144	0.6%
Accenture plc Class A	20,894	1,120	0.5%
Information Technology—Other †		18,043	8.7%
		57,128	27.7%
Materials
EI du Pont de Nemours & Co.	30,054	1,451	0.7%
Freeport-McMoRan Copper & Gold Inc.	30,656	1,445	0.7%
Monsanto Co.	17,345	1,196	0.6%
Praxair Inc.	9,818	967	0.5%
Materials—Other †		7,097	3.4%
		12,156	5.9%

Telecommunication Services †		2,486	1.2%

Utilities †		179	0.1%
Total Common Stocks (Cost $217,374)		206,118	99.9%[1]

38

Russell 1000 Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund	0.132%	11,849,283	11,849	5.7%

3 U.S. Government and Agency Obligations †			105	0.1%
Total Temporary Cash Investments (Cost $11,954)			11,954	5.8%[1]
Total Investments (Cost $229,328)			218,072	105.7%
Other Assets and Liabilities
Other Assets			522	0.2%
Liabilities			(12,238)	(5.9%)
			(11,716)	(5.7%)
Net Assets			206,356	100.0%

Market
Value
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	218,072
Other Assets	522
Total Assets	218,594
Liabilities
Payables for Investment Securities Purchased	12,124
Other Liabilities	114
Total Liabilities	12,238
Net Assets	206,356

39

Russell 1000 Growth Index Fund

At August 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	221,095
Undistributed Net Investment Income	539
Accumulated Net Realized Losses	(4,024)
Unrealized Appreciation (Depreciation)
Investment Securities	(11,256)
Futures Contracts	2
Net Assets	206,356

Institutional Shares—Net Assets
Applicable to 1,372,828 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	153,876
Net Asset Value Per Share—Institutional Shares	$112.09

ETF Shares—Net Assets
Applicable to 900,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	52,480
Net Asset Value Per Share—ETF Shares	$58.31

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 5.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

40

Russell 1000 Growth Index Fund

Statement of Operations

September 20, 2010[1] to
August 31, 2011
($000)
Investment Income
Income
Dividends	1,409
Interest[2]	2
Total Income	1,411
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	17
Management and Administrative—ETF Shares	36
Marketing and Distribution—Institutional Shares	5
Marketing and Distribution—ETF Shares	7
Custodian Fees	21
Auditing Fees	7
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	95
Net Investment Income	1,316
Realized Net Gain (Loss)
Investment Securities Sold	1,162
Futures Contracts	5
Realized Net Gain (Loss)	1,167
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(11,256)
Futures Contracts	2
Change in Unrealized Appreciation (Depreciation)	(11,254)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,771)
1 Inception.
2 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Russell 1000 Growth Index Fund

Statement of Changes in Net Assets

September 20, 2010[1] to
August 31, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,316
Realized Net Gain (Loss)	1,167
Change in Unrealized Appreciation (Depreciation)	(11,254)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,771)
Distributions
Net Investment Income
Institutional Shares	(474)
ETF Shares	(303)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(777)
Capital Share Transactions
Institutional Shares	161,203
ETF Shares	54,701
Net Increase (Decrease) from Capital Share Transactions	215,904
Total Increase (Decrease)	206,356
Net Assets
Beginning of Period	—
End of Period[2]	206,356
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $539,000.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Russell 1000 Growth Index Fund

Financial Highlights

Institutional Shares
December 6, 2010[1] to
For a Share Outstanding Throughout the Period	August 31, 2011
Net Asset Value, Beginning of Period	$110.81
Investment Operations
Net Investment Income	.879
Net Realized and Unrealized Gain (Loss) on Investments	1.278
Total from Investment Operations	2.157
Distributions
Dividends from Net Investment Income	(.877)
Distributions from Realized Capital Gains	—
Total Distributions	(.877)
Net Asset Value, End of Period	$112.09

Total Return	1.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$154
Ratio of Total Expenses to Average Net Assets	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.54%[2]
Portfolio Turnover Rate[3]	30%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Russell 1000 Growth Index Fund

Financial Highlights

ETF Shares
September 20, 2010[1] to
For a Share Outstanding Throughout the Period	August 31, 2011
Net Asset Value, Beginning of Period	$52.12
Investment Operations
Net Investment Income	.579
Net Realized and Unrealized Gain (Loss) on Investments	6.044
Total from Investment Operations	6.623
Distributions
Dividends from Net Investment Income	(.433)
Distributions from Realized Capital Gains	—
Total Distributions	(.433)
Net Asset Value, End of Period	$58.31

Total Return	12.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52
Ratio of Total Expenses to Average Net Assets	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.47%[2]
Portfolio Turnover Rate[3]	30%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Russell 1000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 6, 2010. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended August 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

45

Russell 1000 Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $30,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s market value as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000
Common Stocks	206,118	—	—
Temporary Cash Investments	11,849	105	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	217,973	105	—
1 Represents variation margin on the last day of the reporting period.

D. At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2011	5	304	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

46

Russell 1000 Growth Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the period ended August 31, 2011, the fund realized $5,191,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at August 31, 2011, the fund had $540,000 of ordinary income available for distribution. The fund realized losses of $3,108,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012.

At August 31, 2011, the cost of investment securities for tax purposes was $230,243,000. Net unrealized depreciation of investment securities for tax purposes was $12,171,000, consisting of unrealized gains of $4,089,000 on securities that had risen in value since their purchase and $16,260,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the period ended August 31, 2011, the fund purchased $503,632,000 of investment securities and sold $287,417,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

		Inception[1] to
	August 31, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	167,763	1,433
Issued in Lieu of Cash Distributions	474	4
Redeemed	(7,034)	(64)
Net Increase (Decrease)—Institutional Shares	161,203	1,373
ETF Shares
Issued	309,433	5,050
Issued in Lieu of Cash Distributions	—	—
Redeemed	(254,732)	(4,150)
Net Increase (Decrease)—ETF Shares	54,701	900
1 Inception was September 20, 2010, for ETF Shares and December 6, 2010, for Institutional Shares.

H. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

47

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Scottsdale Funds and the Shareholders of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund and Vanguard Russell 1000 Growth Index Fund:

In our opinion, the accompanying statements of net assets-investments summary, the statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund and Vanguard Russell 1000 Growth Index Fund (constituting separate portfolios of Vanguard Scottsdale Funds, hereafter referred to as the “Funds”) at August 31, 2011, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period September 20, 2010 (commencement of operations) through August 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 13, 2011

Special 2011 tax information (unaudited) for Vanguard Russell 1000 Index Funds

This information for the period ended August 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the period as follows:

Qualified Dividend Income
Index Fund	($000)
Russell 1000 Index	857
Russell 1000 Value Index	1,473
Russell 1000 Growth Index	730

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Russell 1000 Index	97.0%
Russell 1000 Value Index	93.7
Russell 1000 Growth Index	96.3

49

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

50

Six Months Ended August 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/28/2011	8/31/2011	Period
Based on Actual Fund Return
Russell 1000 Index Fund
Institutional Shares	$1,000.00	$925.22	$0.39
ETF Shares	1,000.00	925.04	0.58
Russell 1000 Value Index Fund
Institutional Shares	$1,000.00	$904.90	$0.38
ETF Shares	1,000.00	904.58	0.67
Russell 1000 Growth Index Fund
Institutional Shares	$1,000.00	$944.94	$0.39
ETF Shares	1,000.00	944.51	0.69
Based on Hypothetical 5% Yearly Return
Russell 1000 Index Fund
Institutional Shares	$1,000.00	$1,024.80	$0.41
ETF Shares	1,000.00	1,024.60	0.61
Russell 1000 Value Index Fund
Institutional Shares	$1,000.00	$1,024.80	$0.41
ETF Shares	1,000.00	1,024.50	0.71
Russell 1000 Growth Index Fund
Institutional Shares	$1,000.00	$1,024.80	$0.41
ETF Shares	1,000.00	1,024.50	0.71

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 1000 Index Fund, 0.08% for Institutional Shares and 0.12% for ETF Shares; for the Russell 1000 Value Index Fund, 0.08% for Institutional Shares and 0.14% for ETF Shares; and for the Russell 1000 Growth Index Fund, 0.08% for Institutional Shares and 0.14% for ETF Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

51

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Russell 1000 Index Fund, Russell 1000 Value Index Fund, and Russell 1000 Growth Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the funds since their inception in 2010 and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance
The board considered the funds’ performance since their inception, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds’ have performed in line with expectations and that their results have been consistent with their investment strategies. Information about each fund’s performance can be found in the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratios charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

52

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

53

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

54

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Michael S. Miller
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
Peter F. Volanakis	Paul A. Heller	George U. Sauter
Born 1955. Trustee Since July 2009. Principal	Martha G. King
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

The Russell Indexes and Russell® are registered
Fund Information > 800-662-7447	trademarks of Russell Investments and have been
Direct Investor Account Services > 800-662-2739	licensed for use by The Vanguard Group, Inc. The
Institutional Investor Services > 800-523-1036	products are not sponsored, endorsed, sold, or
Text Telephone for People	promoted by Russell Investments and Russell
With Hearing Impairment > 800-749-7273	Investments makes no representation regarding the
advisability of investing in the products.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18480 102011

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.5%)
McDonald's Corp.	15,681	1,419
* Amazon.com Inc.	5,476	1,179
Walt Disney Co.	28,473	970
Comcast Corp. Class A	41,546	894
Home Depot Inc.	24,074	804
* Ford Motor Co.	56,312	626
News Corp. Class A	34,308	593
Target Corp.	10,416	538
Time Warner Inc.	16,180	512
* DIRECTV Class A	11,601	510
NIKE Inc. Class B	5,395	467
Starbucks Corp.	11,329	438
Viacom Inc. Class B	8,843	427
* priceline.com Inc.	751	403
Lowe's Cos. Inc.	19,679	392
Yum! Brands Inc.	7,037	383
Time Warner Cable Inc.	5,085	333
Johnson Controls Inc.	10,254	327
TJX Cos. Inc.	5,836	319
* Las Vegas Sands Corp.	5,928	276
* General Motors Co.	11,488	276
CBS Corp. Class B	10,108	253
Coach Inc.	4,438	250
* Bed Bath & Beyond Inc.	3,712	211
Carnival Corp.	6,357	210
Kohl's Corp.	4,325	200
McGraw-Hill Cos. Inc.	4,550	192
* Netflix Inc.	787	185
Wynn Resorts Ltd.	1,187	184
* Discovery Communications Inc. Class A	4,175	177
Thomson Reuters Corp.	5,630	174
Omnicom Group Inc.	4,212	171
* Liberty Global Inc. Class A	4,189	169
Macy's Inc.	6,388	166
Staples Inc.	10,704	158
VF Corp.	1,310	153
Limited Brands Inc.	4,006	151
* Chipotle Mexican Grill Inc. Class A	470	147
* Liberty Media Corp. - Interactive	9,072	144
Mattel Inc.	5,249	141
Tiffany & Co.	1,935	139
Harley-Davidson Inc.	3,578	138
Ross Stores Inc.	1,778	136
* O'Reilly Automotive Inc.	2,093	136
* Dollar Tree Inc.	1,868	133
Fortune Brands Inc.	2,333	133
Genuine Parts Co.	2,396	132
Starwood Hotels & Resorts Worldwide Inc.	2,956	132
Ralph Lauren Corp. Class A	960	132
Marriott International Inc. Class A	4,223	124
Best Buy Co. Inc.	4,802	123
Virgin Media Inc.	4,821	122
* AutoZone Inc.	395	121
* BorgWarner Inc.	1,677	120
Nordstrom Inc.	2,432	111
* Sirius XM Radio Inc.	60,889	110
Family Dollar Stores Inc.	1,848	99
Darden Restaurants Inc.	2,045	98
Gap Inc.	5,798	96
* CarMax Inc.	3,336	94
Expedia Inc.	2,969	90

1

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Apollo Group Inc. Class A	1,846	86
Abercrombie & Fitch Co.	1,343	85
Wyndham Worldwide Corp.	2,610	85
* Liberty Media Corp. - Capital	1,095	78
Lear Corp.	1,629	78
* Fossil Inc.	802	77
* DISH Network Corp. Class A	3,090	77
Autoliv Inc.	1,365	76
PetSmart Inc.	1,762	74
Whirlpool Corp.	1,177	74
Hasbro Inc.	1,886	73
H&R Block Inc.	4,799	73
International Game Technology	4,673	71
Tractor Supply Co.	1,131	69
JC Penney Co. Inc.	2,566	68
Advance Auto Parts Inc.	1,114	68
Interpublic Group of Cos. Inc.	7,611	66
* TRW Automotive Holdings Corp.	1,535	64
Newell Rubbermaid Inc.	4,610	64
Tupperware Brands Corp.	943	63
Scripps Networks Interactive Inc. Class A	1,415	61
* Tempur-Pedic International Inc.	1,034	60
PVH Corp.	902	60
Cablevision Systems Corp. Class A	3,273	59
* MGM Resorts International	5,323	59
* NVR Inc.	88	56
Gentex Corp.	2,157	56
* LKQ Corp.	2,155	55
* Dollar General Corp.	1,483	54
* Liberty Media Corp. - Starz	788	54
Garmin Ltd.	1,600	54
Royal Caribbean Cruises Ltd.	2,034	53
Polaris Industries Inc.	479	53
Williams-Sonoma Inc.	1,554	51
* Deckers Outdoor Corp.	577	51
* Signet Jewelers Ltd.	1,312	51
* GameStop Corp. Class A	2,085	50
* Panera Bread Co. Class A	429	49
* Dick's Sporting Goods Inc.	1,399	49
Foot Locker Inc.	2,301	48
Leggett & Platt Inc.	2,130	47
* Urban Outfitters Inc.	1,785	47
* Goodyear Tire & Rubber Co.	3,689	46
DeVry Inc.	1,039	46
DR Horton Inc.	4,190	44
* Charter Communications Inc. Class A	867	43
* Hanesbrands Inc.	1,507	43
* Penn National Gaming Inc.	1,061	42
* Mohawk Industries Inc.	849	42
Gannett Co. Inc.	3,603	42
* Ulta Salon Cosmetics & Fragrance Inc.	687	41
* Big Lots Inc.	1,187	40
Jarden Corp.	1,384	40
* Visteon Corp.	770	39
* Under Armour Inc. Class A	555	39
Chico's FAS Inc.	2,767	39
* Toll Brothers Inc.	2,212	38
Harman International Industries Inc.	1,047	38
Lennar Corp. Class A	2,543	37
Service Corp. International	3,637	37
John Wiley & Sons Inc. Class A	748	36
* Sears Holdings Corp.	605	36
Aaron's Inc.	1,293	34
American Eagle Outfitters Inc.	3,061	34

2

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Guess? Inc.	987	34
* AMC Networks Inc. Class A	883	33
* ITT Educational Services Inc.	444	32
Brinker International Inc.	1,368	31
Washington Post Co. Class B	82	29
Weight Watchers International Inc.	477	29
* AutoNation Inc.	683	28
* Sally Beauty Holdings Inc.	1,597	27
* Hyatt Hotels Corp. Class A	757	27
Dillard's Inc. Class A	571	26
* DreamWorks Animation SKG Inc. Class A	1,216	26
* Madison Square Garden Co. Class A	1,033	25
Morningstar Inc.	418	25
* Pulte Group Inc.	5,145	25
* Bally Technologies Inc.	748	23
* Tesla Motors Inc.	900	22
Wendy's Co.	4,520	22
RadioShack Corp.	1,507	20
* WMS Industries Inc.	863	19
* Lamar Advertising Co. Class A	878	18
Regal Entertainment Group Class A	1,224	16
* Career Education Corp.	932	16
* DSW Inc. Class A	325	15
Thor Industries Inc.	668	15
Choice Hotels International Inc.	432	13
* Education Management Corp.	581	9
* Clear Channel Outdoor Holdings Inc. Class A	618	7
News Corp. Class B	387	7
* Federal-Mogul Corp.	295	5
* Dunkin' Brands Group Inc.	50	1
		22,188
Consumer Staples (10.2%)
Procter & Gamble Co.	42,176	2,686
Coca-Cola Co.	29,858	2,104
Philip Morris International Inc.	26,878	1,863
PepsiCo Inc.	23,889	1,539
Wal-Mart Stores Inc.	26,818	1,427
Kraft Foods Inc.	24,892	872
Altria Group Inc.	31,534	857
CVS Caremark Corp.	20,448	734
Colgate-Palmolive Co.	7,373	663
Costco Wholesale Corp.	6,603	519
Walgreen Co.	13,834	487
Kimberly-Clark Corp.	5,938	411
General Mills Inc.	9,545	362
Archer-Daniels-Midland Co.	10,214	291
HJ Heinz Co.	4,864	256
Sysco Corp.	8,819	246
Lorillard Inc.	2,172	242
Mead Johnson Nutrition Co.	3,042	217
Kroger Co.	9,028	213
Kellogg Co.	3,668	199
* Green Mountain Coffee Roasters Inc.	1,839	193
Reynolds American Inc.	5,005	188
Estee Lauder Cos. Inc. Class A	1,693	165
Sara Lee Corp.	8,784	158
Whole Foods Market Inc.	2,332	154
ConAgra Foods Inc.	6,149	150
Avon Products Inc.	6,480	146
Bunge Ltd.	2,221	144
Clorox Co.	2,022	141
Coca-Cola Enterprises Inc.	4,917	136
Hershey Co.	2,313	136

3

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Dr Pepper Snapple Group Inc.	3,360	129
JM Smucker Co.	1,770	128
Brown-Forman Corp. Class B	1,527	110
Safeway Inc.	5,509	101
Herbalife Ltd.	1,786	100
McCormick & Co. Inc.	2,000	96
Church & Dwight Co. Inc.	2,167	94
* Hansen Natural Corp.	1,066	91
Molson Coors Brewing Co. Class B	2,042	89
Campbell Soup Co.	2,703	86
* Energizer Holdings Inc.	1,075	81
Tyson Foods Inc. Class A	4,606	80
* Ralcorp Holdings Inc.	860	74
Hormel Foods Corp.	2,074	57
* Smithfield Foods Inc.	2,463	54
Corn Products International Inc.	1,154	54
* Constellation Brands Inc. Class A	2,682	53
* BJ's Wholesale Club Inc.	839	43
Flowers Foods Inc.	1,751	33
* Dean Foods Co.	3,111	27
SUPERVALU Inc.	3,206	26
		19,505
Energy (11.7%)
Exxon Mobil Corp.	74,435	5,511
Chevron Corp.	30,376	3,005
Schlumberger Ltd.	20,508	1,602
ConocoPhillips	21,363	1,454
Occidental Petroleum Corp.	12,245	1,062
Halliburton Co.	13,829	614
Apache Corp.	5,796	597
Anadarko Petroleum Corp.	7,520	555
Devon Energy Corp.	6,393	434
National Oilwell Varco Inc.	6,394	423
Baker Hughes Inc.	6,569	401
EOG Resources Inc.	4,013	372
Chesapeake Energy Corp.	9,940	322
Marathon Oil Corp.	10,762	290
Hess Corp.	4,586	272
Spectra Energy Corp.	9,822	255
Williams Cos. Inc.	8,741	236
Noble Energy Inc.	2,624	232
El Paso Corp.	11,448	219
Peabody Energy Corp.	4,040	197
Marathon Petroleum Corp.	5,315	197
* Southwestern Energy Co.	5,189	197
Valero Energy Corp.	8,528	194
* Cameron International Corp.	3,666	191
* FMC Technologies Inc.	3,613	161
Range Resources Corp.	2,433	158
Murphy Oil Corp.	2,911	156
Consol Energy Inc.	3,408	156
Pioneer Natural Resources Co.	1,764	138
* Concho Resources Inc.	1,564	136
EQT Corp.	2,004	120
Cabot Oil & Gas Corp.	1,559	118
* Alpha Natural Resources Inc.	3,413	113
* Newfield Exploration Co.	2,026	103
HollyFrontier Corp.	1,433	103
* Denbury Resources Inc.	5,932	95
QEP Resources Inc.	2,654	93
Cimarex Energy Co.	1,284	91
* Whiting Petroleum Corp.	1,784	84
Helmerich & Payne Inc.	1,459	83
Southern Union Co.	1,917	80

4

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Nabors Industries Ltd.	4,345	80
Core Laboratories NV	710	79
* Ultra Petroleum Corp.	2,304	77
SM Energy Co.	1,002	77
Oceaneering International Inc.	1,712	73
* Rowan Cos. Inc.	2,011	73
Sunoco Inc.	1,891	72
Kinder Morgan Inc.	2,680	69
Diamond Offshore Drilling Inc.	1,082	69
Arch Coal Inc.	3,342	68
* Plains Exploration & Production Co.	2,214	65
Patterson-UTI Energy Inc.	2,454	60
Energen Corp.	1,089	53
* Tesoro Corp.	2,138	51
* Dresser-Rand Group Inc.	1,205	51
* Oil States International Inc.	774	51
* McDermott International Inc.	3,534	51
* Brigham Exploration Co.	1,741	51
CARBO Ceramics Inc.	289	46
* SandRidge Energy Inc.	6,176	45
* Superior Energy Services Inc.	1,203	43
Tidewater Inc.	791	42
* Atwood Oceanics Inc.	889	37
* Continental Resources Inc.	663	37
* Forest Oil Corp.	1,712	33
* Unit Corp.	677	32
EXCO Resources Inc.	2,355	32
SEACOR Holdings Inc.	352	31
* Cobalt International Energy Inc.	1,788	17
Teekay Corp.	630	17
* Quicksilver Resources Inc.	1,786	17
RPC Inc.	647	17
* Kosmos Energy Ltd.	497	7
* Atlas Energy Inc. Escrow	402	—
		22,443
Financials (14.7%)
JPMorgan Chase & Co.	60,055	2,256
Wells Fargo & Co.	74,339	1,940
* Berkshire Hathaway Inc. Class B	26,547	1,938
Citigroup Inc.	43,919	1,364
Bank of America Corp.	153,140	1,251
Goldman Sachs Group Inc.	7,800	907
American Express Co.	15,828	787
US Bancorp	29,055	674
Simon Property Group Inc.	4,433	521
MetLife Inc.	12,413	417
Morgan Stanley	23,344	409
PNC Financial Services Group Inc.	7,954	399
Bank of New York Mellon Corp.	18,767	388
Prudential Financial Inc.	7,272	365
ACE Ltd.	5,100	329
Capital One Financial Corp.	6,940	320
Travelers Cos. Inc.	6,331	319
Chubb Corp.	4,422	274
Equity Residential	4,454	273
CME Group Inc.	1,014	271
State Street Corp.	7,618	271
Aflac Inc.	7,069	267
Public Storage	2,123	263
Franklin Resources Inc.	2,190	263
Annaly Capital Management Inc.	14,374	261
Marsh & McLennan Cos. Inc.	8,290	246
Vornado Realty Trust	2,737	235
BB&T Corp.	10,358	231

5

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
AON Corp.	4,910	229
Boston Properties Inc.	2,165	226
HCP Inc.	6,038	225
BlackRock Inc.	1,293	213
T Rowe Price Group Inc.	3,874	207
Allstate Corp.	7,798	205
Discover Financial Services	8,124	204
Ventas Inc.	3,781	202
AvalonBay Communities Inc.	1,422	194
Progressive Corp.	9,796	188
ProLogis Inc.	6,853	187
Charles Schwab Corp.	15,003	185
Loews Corp.	4,741	178
American International Group Inc.	6,634	168
Ameriprise Financial Inc.	3,637	166
SunTrust Banks Inc.	8,088	161
Fifth Third Bancorp	13,853	147
Weyerhaeuser Co.	8,128	147
M&T Bank Corp.	1,891	144
Health Care REIT Inc.	2,678	136
* IntercontinentalExchange Inc.	1,116	132
Hartford Financial Services Group Inc.	6,708	128
Invesco Ltd.	7,003	128
Northern Trust Corp.	3,288	126
Principal Financial Group Inc.	4,878	124
Host Hotels & Resorts Inc.	10,337	122
General Growth Properties Inc.	8,584	117
Unum Group	4,760	112
SLM Corp.	8,071	111
NYSE Euronext	4,009	109
Kimco Realty Corp.	6,069	107
* CIT Group Inc.	3,090	107
Lincoln National Corp.	4,841	100
XL Group plc Class A	4,667	97
Macerich Co.	1,973	97
KeyCorp	14,033	93
Plum Creek Timber Co. Inc.	2,449	93
Moody's Corp.	2,944	91
UDR Inc.	3,353	90
Leucadia National Corp.	2,999	89
SL Green Realty Corp.	1,222	88
Digital Realty Trust Inc.	1,453	87
Federal Realty Investment Trust	955	86
Regions Financial Corp.	18,959	86
New York Community Bancorp Inc.	6,643	85
Comerica Inc.	3,132	80
American Capital Agency Corp.	2,773	79
Rayonier Inc.	1,884	79
Essex Property Trust Inc.	513	74
Camden Property Trust	1,099	73
* Affiliated Managers Group Inc.	813	71
Alexandria Real Estate Equities Inc.	969	71
Realty Income Corp.	2,006	70
People's United Financial Inc.	5,907	69
Huntington Bancshares Inc.	13,442	68
* Arch Capital Group Ltd.	1,994	67
Legg Mason Inc.	2,347	67
* CB Richard Ellis Group Inc. Class A	4,401	67
* MSCI Inc. Class A	1,815	63
Cincinnati Financial Corp.	2,210	62
PartnerRe Ltd.	1,075	61
Torchmark Corp.	1,588	61
Reinsurance Group of America Inc. Class A	1,116	60
Liberty Property Trust	1,739	59

6

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Markel Corp.	144	57
BRE Properties Inc.	1,127	57
Fidelity National Financial Inc. Class A	3,322	56
Senior Housing Properties Trust	2,367	56
Regency Centers Corp.	1,358	56
Everest Re Group Ltd.	681	55
Axis Capital Holdings Ltd.	1,909	55
WR Berkley Corp.	1,696	52
* Genworth Financial Inc. Class A	7,391	51
TD Ameritrade Holding Corp.	3,307	51
Assurant Inc.	1,442	51
RenaissanceRe Holdings Ltd.	768	50
HCC Insurance Holdings Inc.	1,693	50
First Niagara Financial Group Inc.	4,582	49
Lazard Ltd. Class A	1,676	49
Piedmont Office Realty Trust Inc. Class A	2,569	49
Zions Bancorporation	2,778	48
Taubman Centers Inc.	838	48
Apartment Investment & Management Co.	1,804	48
Transatlantic Holdings Inc.	944	48
Arthur J Gallagher & Co.	1,660	47
Ares Capital Corp.	3,068	47
Chimera Investment Corp.	15,354	47
* E*Trade Financial Corp.	3,743	46
* American Capital Ltd.	5,251	46
Duke Realty Corp.	3,744	44
Hudson City Bancorp Inc.	7,133	44
Weingarten Realty Investors	1,814	44
* NASDAQ OMX Group Inc.	1,865	44
Commerce Bancshares Inc.	1,112	44
Hospitality Properties Trust	1,860	44
Jones Lang LaSalle Inc.	648	43
Eaton Vance Corp.	1,761	43
Raymond James Financial Inc.	1,528	43
White Mountains Insurance Group Ltd.	106	42
Mack-Cali Realty Corp.	1,319	41
Cullen/Frost Bankers Inc.	805	41
American Financial Group Inc.	1,223	41
Waddell & Reed Financial Inc. Class A	1,293	40
Developers Diversified Realty Corp.	3,258	40
Old Republic International Corp.	3,906	39
Assured Guaranty Ltd.	2,776	37
SEI Investments Co.	2,188	37
East West Bancorp Inc.	2,243	37
Brown & Brown Inc.	1,764	37
Douglas Emmett Inc.	1,960	35
City National Corp.	751	34
Jefferies Group Inc.	2,034	33
CapitalSource Inc.	5,254	33
Erie Indemnity Co. Class A	445	33
Valley National Bancorp	2,742	33
Validus Holdings Ltd.	1,250	32
* Popular Inc.	15,419	32
Bank of Hawaii Corp.	770	32
Alleghany Corp.	107	32
Allied World Assurance Co. Holdings AG	614	32
Corporate Office Properties Trust	1,159	31
Associated Banc-Corp	2,805	31
* First Republic Bank	1,198	31
Fulton Financial Corp.	3,275	30
* Forest City Enterprises Inc. Class A	2,247	30
Capitol Federal Financial Inc.	2,732	29
Aspen Insurance Holdings Ltd.	1,168	28
Washington Federal Inc.	1,863	28

7

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
First Horizon National Corp.	3,968	28
Hanover Insurance Group Inc.	769	27
Protective Life Corp.	1,436	27
Federated Investors Inc. Class B	1,522	27
CommonWealth REIT	1,264	26
Endurance Specialty Holdings Ltd.	694	25
TCF Financial Corp.	2,396	25
StanCorp Financial Group Inc.	785	24
Brandywine Realty Trust	2,356	23
Kemper Corp.	861	22
BOK Financial Corp.	448	22
Janus Capital Group Inc.	2,806	20
CBOE Holdings Inc.	796	20
* St. Joe Co.	983	18
* Howard Hughes Corp.	324	18
* MBIA Inc.	2,234	17
Mercury General Corp.	404	16
Greenhill & Co. Inc.	447	16
* LPL Investment Holdings Inc.	518	15
First Citizens BancShares Inc. Class A	82	13
BankUnited Inc.	505	12
* Green Dot Corp. Class A	334	11
* TFS Financial Corp.	1,207	11
CNA Financial Corp.	402	10
Interactive Brokers Group Inc.	551	8
American National Insurance Co.	103	8
Synovus Financial Corp.	4,120	6
		28,245
Health Care (11.7%)
Johnson & Johnson	41,419	2,725
Pfizer Inc.	119,410	2,266
Merck & Co. Inc.	46,648	1,545
Abbott Laboratories	23,414	1,230
Amgen Inc.	14,022	777
UnitedHealth Group Inc.	16,340	777
Bristol-Myers Squibb Co.	25,728	765
Eli Lilly & Co.	15,449	580
Medtronic Inc.	16,174	567
Baxter International Inc.	8,619	483
* Gilead Sciences Inc.	11,893	474
* Celgene Corp.	6,995	416
Covidien plc	7,493	391
Allergan Inc.	4,561	373
WellPoint Inc.	5,549	351
* Express Scripts Inc.	7,378	346
* Biogen Idec Inc.	3,652	344
* Medco Health Solutions Inc.	6,042	327
* Thermo Fisher Scientific Inc.	5,793	318
McKesson Corp.	3,811	305
Becton Dickinson and Co.	3,307	269
Stryker Corp.	4,661	228
Aetna Inc.	5,644	226
* Intuitive Surgical Inc.	586	224
St. Jude Medical Inc.	4,889	223
Cardinal Health Inc.	5,216	222
Humana Inc.	2,516	195
* Agilent Technologies Inc.	5,205	192
CIGNA Corp.	4,041	189
* Zimmer Holdings Inc.	2,883	164
AmerisourceBergen Corp. Class A	4,112	163
* Alexion Pharmaceuticals Inc.	2,785	161
* Boston Scientific Corp.	22,975	156
* Forest Laboratories Inc.	4,306	147
* Cerner Corp.	2,159	142

8

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Vertex Pharmaceuticals Inc.	3,102	140
* Mylan Inc.	6,652	138
* Edwards Lifesciences Corp.	1,737	131
* Watson Pharmaceuticals Inc.	1,929	130
* Laboratory Corp. of America Holdings	1,519	127
CR Bard Inc.	1,301	124
Quest Diagnostics Inc.	2,397	120
* Hospira Inc.	2,567	119
Perrigo Co.	1,237	117
* Life Technologies Corp.	2,735	115
* Waters Corp.	1,406	112
* DaVita Inc.	1,474	108
* Varian Medical Systems Inc.	1,815	103
* Illumina Inc.	1,856	97
* Cephalon Inc.	1,154	93
* Henry Schein Inc.	1,398	92
* CareFusion Corp.	3,402	87
* Mettler-Toledo International Inc.	497	79
DENTSPLY International Inc.	2,178	77
* Pharmasset Inc.	583	77
* Coventry Health Care Inc.	2,295	75
* ResMed Inc.	2,391	74
* IDEXX Laboratories Inc.	905	72
* Hologic Inc.	4,082	68
* Kinetic Concepts Inc.	965	65
* Regeneron Pharmaceuticals Inc.	1,101	65
* Endo Pharmaceuticals Holdings Inc.	1,858	59
Universal Health Services Inc. Class B	1,365	57
* QIAGEN NV	3,531	55
Cooper Cos. Inc.	683	51
Omnicare Inc.	1,718	51
* Allscripts Healthcare Solutions Inc.	2,815	51
* SXC Health Solutions Corp.	916	50
* BioMarin Pharmaceutical Inc.	1,674	50
Pharmaceutical Product Development Inc.	1,556	49
* Mednax Inc.	720	47
Patterson Cos. Inc.	1,544	45
* Covance Inc.	897	44
Warner Chilcott plc Class A	2,562	44
* Gen-Probe Inc.	720	43
Techne Corp.	559	41
* HCA Holdings Inc.	1,997	40
* Sirona Dental Systems Inc.	844	39
* Tenet Healthcare Corp.	7,389	39
PerkinElmer Inc.	1,702	39
Teleflex Inc.	644	37
* Human Genome Sciences Inc.	2,857	37
* Catalyst Health Solutions Inc.	678	36
* United Therapeutics Corp.	802	35
* Health Net Inc.	1,375	34
* AMERIGROUP Corp.	659	33
* Bio-Rad Laboratories Inc. Class A	321	32
* Alere Inc.	1,289	32
* Thoratec Corp.	933	32
* Health Management Associates Inc. Class A	3,878	32
* LifePoint Hospitals Inc.	861	32
* Community Health Systems Inc.	1,534	31
Lincare Holdings Inc.	1,444	31
Hill-Rom Holdings Inc.	952	29
* Charles River Laboratories International Inc.	852	28
* Myriad Genetics Inc.	1,417	28
* Dendreon Corp.	2,198	27
* VCA Antech Inc.	1,447	27
* Brookdale Senior Living Inc. Class A	1,467	24

9

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Amylin Pharmaceuticals Inc.	1,977	22
* Bruker Corp.	1,280	18
* Emdeon Inc. Class A	441	8
		22,405
Industrials (10.6%)
General Electric Co.	160,250	2,614
United Technologies Corp.	13,788	1,024
3M Co.	10,705	888
Caterpillar Inc.	9,713	884
United Parcel Service Inc. Class B	11,081	747
Boeing Co.	11,134	744
Union Pacific Corp.	7,398	682
Honeywell International Inc.	11,895	569
Emerson Electric Co.	11,361	529
Deere & Co.	6,342	513
Danaher Corp.	8,218	376
FedEx Corp.	4,771	376
CSX Corp.	16,498	362
Norfolk Southern Corp.	5,287	358
Precision Castparts Corp.	2,167	355
General Dynamics Corp.	5,021	322
Lockheed Martin Corp.	4,327	321
Illinois Tool Works Inc.	6,742	314
Tyco International Ltd.	7,088	295
Cummins Inc.	2,966	276
Waste Management Inc.	7,167	237
Raytheon Co.	5,294	229
Northrop Grumman Corp.	4,120	225
Eaton Corp.	5,082	218
PACCAR Inc.	5,448	205
Parker Hannifin Corp.	2,431	178
CH Robinson Worldwide Inc.	2,480	175
Ingersoll-Rand plc	4,990	167
Goodrich Corp.	1,873	167
Dover Corp.	2,805	161
Fluor Corp.	2,619	159
Stanley Black & Decker Inc.	2,527	157
Fastenal Co.	4,444	149
Republic Services Inc. Class A	4,830	147
Expeditors International of Washington Inc.	3,202	146
Rockwell Automation Inc.	2,182	140
WW Grainger Inc.	868	134
Joy Global Inc.	1,591	133
ITT Corp.	2,789	132
Cooper Industries plc	2,514	119
Rockwell Collins Inc.	2,347	118
Roper Industries Inc.	1,485	114
* Stericycle Inc.	1,267	111
L-3 Communications Holdings Inc.	1,626	110
Southwest Airlines Co.	11,926	103
* Delta Air Lines Inc.	12,742	96
AMETEK Inc.	2,426	95
* United Continental Holdings Inc.	4,920	91
* Kansas City Southern	1,668	90
Pall Corp.	1,759	90
Iron Mountain Inc.	2,736	89
Flowserve Corp.	859	81
* Jacobs Engineering Group Inc.	1,973	73
* TransDigm Group Inc.	786	72
Donaldson Co. Inc.	1,206	71
KBR Inc.	2,359	71
Textron Inc.	4,168	70
* Verisk Analytics Inc. Class A	1,797	63
* Quanta Services Inc.	3,259	63

10

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Gardner Denver Inc.	790	62
* AGCO Corp.	1,432	61
Equifax Inc.	1,859	60
Cintas Corp.	1,869	60
Waste Connections Inc.	1,685	58
* IHS Inc. Class A	746	58
Pitney Bowes Inc.	2,766	56
JB Hunt Transport Services Inc.	1,380	55
* Owens Corning	1,886	55
Hubbell Inc. Class B	910	54
Robert Half International Inc.	2,219	53
Chicago Bridge & Iron Co. NV	1,474	53
Timken Co.	1,321	52
Pentair Inc.	1,487	51
Towers Watson & Co. Class A	849	50
* BE Aerospace Inc.	1,436	50
Manpower Inc.	1,239	50
Dun & Bradstreet Corp.	732	49
Masco Corp.	5,395	48
* WABCO Holdings Inc.	1,019	47
Avery Dennison Corp.	1,615	47
IDEX Corp.	1,230	46
Snap-on Inc.	861	46
* Navistar International Corp.	1,091	45
Kennametal Inc.	1,214	45
* Kirby Corp.	809	44
Wabtec Corp.	722	44
SPX Corp.	769	44
Lincoln Electric Holdings Inc.	1,272	43
RR Donnelley & Sons Co.	2,838	43
* Hertz Global Holdings Inc.	3,684	41
MSC Industrial Direct Co. Class A	669	41
* URS Corp.	1,171	41
* Babcock & Wilcox Co.	1,769	41
* Aecom Technology Corp.	1,790	41
Nordson Corp.	906	40
* Copart Inc.	909	39
* Corrections Corp. of America	1,710	39
* Nielsen Holdings NV	1,275	38
* Polypore International Inc.	596	37
Ryder System Inc.	779	37
Carlisle Cos. Inc.	922	36
Graco Inc.	910	36
Copa Holdings SA Class A	519	36
* Thomas & Betts Corp.	797	35
Regal-Beloit Corp.	592	35
Alliant Techsystems Inc.	541	34
Valmont Industries Inc.	367	34
Crane Co.	792	33
Trinity Industries Inc.	1,208	33
* GrafTech International Ltd.	2,092	33
Covanta Holding Corp.	1,961	32
* Spirit Aerosystems Holdings Inc. Class A	1,915	32
Landstar System Inc.	773	31
* WESCO International Inc.	713	31
Alexander & Baldwin Inc.	699	30
Toro Co.	523	28
GATX Corp.	781	28
Harsco Corp.	1,216	28
* Oshkosh Corp.	1,373	27
* General Cable Corp.	887	27
* Terex Corp.	1,652	27
* Shaw Group Inc.	1,088	25
Lennox International Inc.	804	25

11

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Huntington Ingalls Industries Inc.	826	25
Con-way Inc.	957	24
Manitowoc Co. Inc.	1,991	22
UTi Worldwide Inc.	1,545	21
* AMR Corp.	5,023	18
* CNH Global NV	399	13
Armstrong World Industries Inc.	318	13
* Air Lease Corp.	525	12
* KAR Auction Services Inc.	435	6
		20,432
Information Technology (18.1%)
* Apple Inc.	13,974	5,378
International Business Machines Corp.	18,301	3,146
Microsoft Corp.	112,129	2,983
* Google Inc. Class A	3,804	2,058
Oracle Corp.	58,049	1,629
Intel Corp.	80,130	1,613
Cisco Systems Inc.	83,125	1,303
QUALCOMM Inc.	25,232	1,298
Hewlett-Packard Co.	32,598	849
* EMC Corp.	31,029	701
Visa Inc. Class A	7,886	693
* eBay Inc.	17,415	538
Mastercard Inc. Class A	1,622	535
Accenture plc Class A	9,755	523
Texas Instruments Inc.	17,517	459
Automatic Data Processing Inc.	7,553	378
* Dell Inc.	24,503	364
Corning Inc.	23,504	353
* Cognizant Technology Solutions Corp. Class A	4,599	292
Broadcom Corp. Class A	8,103	289
* Yahoo! Inc.	19,692	268
* Salesforce.com Inc.	2,024	261
* Intuit Inc.	4,506	222
Applied Materials Inc.	19,602	222
* NetApp Inc.	5,478	206
* Symantec Corp.	11,284	194
* Adobe Systems Inc.	7,535	190
* Motorola Solutions Inc.	4,493	189
Altera Corp.	4,822	175
Xerox Corp.	21,008	174
* Citrix Systems Inc.	2,822	171
* Juniper Networks Inc.	8,030	168
Western Union Co.	9,491	157
Analog Devices Inc.	4,509	149
* Motorola Mobility Holdings Inc.	3,869	146
* Teradata Corp.	2,556	134
* SanDisk Corp.	3,609	132
Paychex Inc.	4,886	132
Amphenol Corp. Class A	2,674	126
Xilinx Inc.	4,027	125
* VMware Inc. Class A	1,305	123
CA Inc.	5,866	123
* Fiserv Inc.	2,188	122
* NVIDIA Corp.	9,133	122
* Red Hat Inc.	2,966	117
Fidelity National Information Services Inc.	4,049	114
* Electronic Arts Inc.	4,906	111
* BMC Software Inc.	2,699	110
* Western Digital Corp.	3,584	106
Maxim Integrated Products Inc.	4,374	101
* Marvell Technology Group Ltd.	7,599	100
* F5 Networks Inc.	1,222	100
Linear Technology Corp.	3,419	98

12

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Autodesk Inc.	3,462	98
Avago Technologies Ltd.	2,881	95
National Semiconductor Corp.	3,797	95
Microchip Technology Inc.	2,865	94
KLA-Tencor Corp.	2,530	93
* First Solar Inc.	881	88
* Rovi Corp.	1,728	84
VeriSign Inc.	2,587	81
Harris Corp.	1,964	79
* Amdocs Ltd.	2,859	79
Activision Blizzard Inc.	6,584	78
* ANSYS Inc.	1,433	77
* Micron Technology Inc.	13,065	77
* Alliance Data Systems Corp.	798	75
* Varian Semiconductor Equipment Associates Inc.	1,184	73
* Lam Research Corp.	1,929	72
Computer Sciences Corp.	2,337	72
* Trimble Navigation Ltd.	1,929	72
* Nuance Communications Inc.	3,739	69
* Informatica Corp.	1,636	68
* SAIC Inc.	4,538	68
* Equinix Inc.	707	66
* Polycom Inc.	2,777	66
FLIR Systems Inc.	2,515	65
Factset Research Systems Inc.	733	64
* Advanced Micro Devices Inc.	9,289	63
* Avnet Inc.	2,408	63
* Atmel Corp.	6,892	63
Solera Holdings Inc.	1,067	63
* Akamai Technologies Inc.	2,813	62
* Skyworks Solutions Inc.	2,859	59
* LSI Corp.	8,657	59
* MICROS Systems Inc.	1,225	58
* Arrow Electronics Inc.	1,844	58
* Riverbed Technology Inc.	2,313	57
* Rackspace Hosting Inc.	1,557	57
* Synopsys Inc.	2,172	56
* TIBCO Software Inc.	2,507	56
Global Payments Inc.	1,209	55
* VeriFone Systems Inc.	1,541	54
* Cree Inc.	1,650	54
* Gartner Inc.	1,469	52
Jabil Circuit Inc.	2,909	49
* ON Semiconductor Corp.	6,700	49
* IAC/InterActiveCorp	1,215	48
Total System Services Inc.	2,451	44
* JDS Uniphase Corp.	3,414	44
Molex Inc.	2,012	44
* Ingram Micro Inc.	2,448	44
* NCR Corp.	2,400	41
* Lexmark International Inc. Class A	1,244	40
Cypress Semiconductor Corp.	2,492	39
* Ariba Inc.	1,445	39
Broadridge Financial Solutions Inc.	1,868	39
* Acme Packet Inc.	806	38
* Cadence Design Systems Inc.	4,089	38
* Tech Data Corp.	752	35
National Instruments Corp.	1,387	35
* Fortinet Inc.	1,807	35
* Teradyne Inc.	2,840	34
* Genpact Ltd.	2,029	34
* Zebra Technologies Corp.	894	32
* WebMD Health Corp.	891	32
Diebold Inc.	1,081	31

13

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Compuware Corp.	3,590	30
* NeuStar Inc. Class A	1,202	30
* Novellus Systems Inc.	1,052	29
* Fairchild Semiconductor International Inc. Class A	2,129	28
DST Systems Inc.	591	28
* Brocade Communications Systems Inc.	7,117	28
* IPG Photonics Corp.	469	27
* Itron Inc.	682	27
* Dolby Laboratories Inc. Class A	800	27
* International Rectifier Corp.	1,177	27
* Silicon Laboratories Inc.	753	26
Tellabs Inc.	6,245	25
* AOL Inc.	1,611	25
* Vishay Intertechnology Inc.	2,182	25
Intersil Corp. Class A	2,179	24
* MEMC Electronic Materials Inc.	3,471	24
Lender Processing Services Inc.	1,302	23
* QLogic Corp.	1,583	22
* PMC - Sierra Inc.	3,527	21
* VistaPrint NV	647	19
* Monster Worldwide Inc.	1,950	18
* Ciena Corp.	1,433	18
* SunPower Corp. Class B	1,398	17
* EchoStar Corp. Class A	576	14
* LinkedIn Corp. Class A	135	11
AVX Corp.	727	10
* Freescale Semiconductor Holdings I Ltd.	656	8
* FleetCor Technologies Inc.	223	6
* Booz Allen Hamilton Holding Corp.	351	6
* SunPower Corp. Class A	98	1
		34,795
Materials (4.3%)
EI du Pont de Nemours & Co.	14,034	677
Freeport-McMoRan Copper & Gold Inc.	14,315	675
Monsanto Co.	8,101	558
Dow Chemical Co.	17,763	505
Newmont Mining Corp.	7,350	460
Praxair Inc.	4,586	452
Mosaic Co.	4,165	296
Air Products & Chemicals Inc.	3,203	262
Alcoa Inc.	15,876	203
CF Industries Holdings Inc.	1,067	195
Ecolab Inc.	3,470	186
PPG Industries Inc.	2,368	181
Cliffs Natural Resources Inc.	2,188	181
International Paper Co.	6,548	178
Nucor Corp.	4,740	171
LyondellBasell Industries NV Class A	4,712	163
Lubrizol Corp.	981	132
Sigma-Aldrich Corp.	1,862	120
Celanese Corp. Class A	2,412	113
Sherwin-Williams Co.	1,334	101
Ball Corp.	2,542	91
Eastman Chemical Co.	1,069	89
Southern Copper Corp.	2,601	88
* Crown Holdings Inc.	2,382	85
FMC Corp.	1,096	83
Allegheny Technologies Inc.	1,624	81
Airgas Inc.	1,213	79
Walter Energy Inc.	951	78
Nalco Holding Co.	2,096	78
International Flavors & Fragrances Inc.	1,257	73
MeadWestvaco Corp.	2,633	73
Albemarle Corp.	1,414	72

14

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Vulcan Materials Co.	2,021	71
Ashland Inc.	1,244	66
United States Steel Corp.	2,166	65
Royal Gold Inc.	815	63
Rock-Tenn Co. Class A	1,046	56
* Allied Nevada Gold Corp.	1,336	56
* Rockwood Holdings Inc.	1,010	52
Aptargroup Inc.	999	50
Domtar Corp.	619	50
* Molycorp Inc.	866	49
Bemis Co. Inc.	1,569	49
Martin Marietta Materials Inc.	676	48
Sonoco Products Co.	1,484	47
* Owens-Illinois Inc.	2,471	47
Valspar Corp.	1,434	46
Reliance Steel & Aluminum Co.	1,117	46
Sealed Air Corp.	2,366	44
* WR Grace & Co.	1,096	43
Steel Dynamics Inc.	3,289	42
RPM International Inc.	1,966	41
Packaging Corp. of America	1,549	39
Temple-Inland Inc.	1,616	39
Compass Minerals International Inc.	500	38
Huntsman Corp.	2,855	37
Scotts Miracle-Gro Co. Class A	733	36
Carpenter Technology Corp.	701	35
Cytec Industries Inc.	774	35
Cabot Corp.	1,000	34
Greif Inc. Class A	614	34
* Solutia Inc.	1,865	32
Silgan Holdings Inc.	804	31
* Intrepid Potash Inc.	872	30
Commercial Metals Co.	2,006	24
Titanium Metals Corp.	1,290	21
Schnitzer Steel Industries Inc.	334	15
Westlake Chemical Corp.	301	14
Kronos Worldwide Inc.	329	7
AK Steel Holding Corp.	697	6
		8,317
Telecommunication Services (3.0%)
AT&T Inc.	89,483	2,548
Verizon Communications Inc.	42,756	1,547
CenturyLink Inc.	9,245	334
* American Tower Corp. Class A	5,995	323
* Crown Castle International Corp.	4,339	188
* Sprint Nextel Corp.	45,067	169
Frontier Communications Corp.	14,684	110
* NII Holdings Inc.	2,557	99
Windstream Corp.	7,686	98
* SBA Communications Corp. Class A	1,799	68
* MetroPCS Communications Inc.	4,184	47
* Level 3 Communications Inc.	25,755	46
* tw telecom inc Class A	2,265	44
Telephone & Data Systems Inc.	1,380	35
* United States Cellular Corp.	218	9
* Clearwire Corp. Class A	2,722	9
		5,674
Utilities (3.8%)
Southern Co.	12,833	531
Exelon Corp.	10,011	432
Dominion Resources Inc.	8,703	424
Duke Energy Corp.	20,121	380
NextEra Energy Inc.	6,311	358
American Electric Power Co. Inc.	7,282	281

15

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

					Market
					Value
				Shares	($000)
	FirstEnergy Corp.			6,321	280
	Public Service Enterprise Group Inc.			7,646	261
	PG&E Corp.			6,015	255
	PPL Corp.			8,723	252
	Consolidated Edison Inc.			4,422	249
	Progress Energy Inc.			4,383	214
	Sempra Energy			3,576	188
	Edison International			4,870	181
	Xcel Energy Inc.			7,238	179
	Entergy Corp.			2,665	174
	DTE Energy Co.			2,585	131
	CenterPoint Energy Inc.			6,516	130
	Oneok Inc.			1,594	113
	Wisconsin Energy Corp.			3,487	110
*	AES Corp.			10,125	110
	Ameren Corp.			3,620	110
	Constellation Energy Group Inc.			2,794	108
	Northeast Utilities			2,673	93
	NiSource Inc.			4,251	91
*	NRG Energy Inc.			3,690	86
	American Water Works Co. Inc.			2,703	80
*	Calpine Corp.			5,402	80
	National Fuel Gas Co.			1,273	78
	CMS Energy Corp.			3,916	77
	OGE Energy Corp.			1,519	76
	Pinnacle West Capital Corp.			1,696	75
	NSTAR			1,617	74
	SCANA Corp.			1,811	73
	Alliant Energy Corp.			1,741	71
	Pepco Holdings Inc.			3,567	69
	MDU Resources Group Inc.			2,853	61
	TECO Energy Inc.			3,248	59
	Integrys Energy Group Inc.			1,183	59
	ITC Holdings Corp.			756	57
	NV Energy Inc.			3,494	52
	DPL Inc.			1,741	52
	Questar Corp.			2,668	50
	UGI Corp.			1,663	49
	AGL Resources Inc.			1,171	48
	Aqua America Inc.			2,094	46
	Atmos Energy Corp.			1,366	46
	Westar Energy Inc.			1,717	46
	Great Plains Energy Inc.			2,066	40
*	GenOn Energy Inc.			12,204	37
	Hawaiian Electric Industries Inc.			1,511	36
	Vectren Corp.			1,300	36
					7,248
Total Common Stocks (Cost $199,133)					191,252
		Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund	0.132%		673,345	673

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
3,4	Fannie Mae Discount Notes	0.080%	12/19/11	100	100
Total Temporary Cash Investments (Cost $773)					773

16

Vanguard® Russell 1000 Index Fund
Schedule of Investments
August 31, 2011

Market
Value
($000)
Total Investments (100.0%) (Cost $199,906)	192,025
Other Assets and Liabilities—Net (0.0%)	7
Net Assets (100%)	192,032

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

17

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (8.8%)
Walt Disney Co.	57,126	1,946
News Corp. Class A	69,382	1,198
Time Warner Inc.	32,363	1,025
Target Corp.	19,725	1,019
Lowe's Cos. Inc.	39,353	784
Comcast Corp. Class A	35,811	770
Home Depot Inc.	19,174	640
* General Motors Co.	22,973	552
* Ford Motor Co.	49,438	550
Johnson Controls Inc.	15,318	488
CBS Corp. Class B	17,081	428
Carnival Corp.	12,888	426
Staples Inc.	21,555	318
VF Corp.	2,629	308
Macy's Inc.	11,274	293
* Liberty Media Corp. - Interactive	18,170	287
Fortune Brands Inc.	4,659	266
Best Buy Co. Inc.	9,564	245
Comcast Corp.	11,200	237
Genuine Parts Co.	3,404	187
Gap Inc.	11,332	187
Thomson Reuters Corp.	5,913	183
Wyndham Worldwide Corp.	5,090	165
* CarMax Inc.	5,668	159
* Liberty Media Corp. - Capital	2,133	152
Lear Corp.	3,156	151
Autoliv Inc.	2,642	147
Whirlpool Corp.	2,291	144
JC Penney Co. Inc.	4,972	132
* TRW Automotive Holdings Corp.	3,018	126
Newell Rubbermaid Inc.	8,798	122
* Liberty Media Corp. - Starz	1,585	109
* NVR Inc.	167	106
PVH Corp.	1,556	104
* Signet Jewelers Ltd.	2,632	102
Garmin Ltd.	3,055	102
* GameStop Corp. Class A	4,261	102
Foot Locker Inc.	4,685	98
* MGM Resorts International	8,336	92
DR Horton Inc.	8,537	90
* Mohawk Industries Inc.	1,733	86
Gannett Co. Inc.	7,344	85
* Penn National Gaming Inc.	2,076	83
Jarden Corp.	2,799	81
Interpublic Group of Cos. Inc.	9,351	81
* Toll Brothers Inc.	4,507	77
* Visteon Corp.	1,485	76
Expedia Inc.	2,476	75
Service Corp. International	7,342	75
Mattel Inc.	2,748	74
Lennar Corp. Class A	4,943	73
* Sears Holdings Corp.	1,195	72
McGraw-Hill Cos. Inc.	1,663	70
International Game Technology	4,511	69
American Eagle Outfitters Inc.	5,889	65
Kohl's Corp.	1,384	64
H&R Block Inc.	3,800	57
Washington Post Co. Class B	151	54
* Big Lots Inc.	1,491	51
Williams-Sonoma Inc.	1,520	50
* Pulte Group Inc.	10,320	49

18

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Dillard's Inc. Class A	1,027	47
Royal Caribbean Cruises Ltd.	1,804	47
* DreamWorks Animation SKG Inc. Class A	2,158	46
* Hyatt Hotels Corp. Class A	1,267	45
* Madison Square Garden Co. Class A	1,820	44
Wendy's Co.	9,024	44
RadioShack Corp.	3,010	39
* WMS Industries Inc.	1,731	38
* DISH Network Corp. Class A	1,506	37
* Career Education Corp.	1,865	32
Thor Industries Inc.	1,336	30
Harman International Industries Inc.	718	26
* Lamar Advertising Co. Class A	1,232	26
* AutoNation Inc.	627	25
Chico's FAS Inc.	1,778	25
Choice Hotels International Inc.	794	25
Leggett & Platt Inc.	1,075	24
Abercrombie & Fitch Co.	371	24
Regal Entertainment Group Class A	1,682	22
Aaron's Inc.	701	19
* Education Management Corp.	1,163	18
DeVry Inc.	389	17
* Clear Channel Outdoor Holdings Inc. Class A	1,237	14
* Federal-Mogul Corp.	610	11
Brinker International Inc.	199	4
* Sally Beauty Holdings Inc.	212	4
* Bally Technologies Inc.	91	3
* DSW Inc. Class A	46	2
		16,745
Consumer Staples (7.8%)
Procter & Gamble Co.	78,710	5,012
Kraft Foods Inc.	49,940	1,749
CVS Caremark Corp.	40,981	1,472
Wal-Mart Stores Inc.	12,871	685
Archer-Daniels-Midland Co.	20,458	583
Lorillard Inc.	4,344	484
Altria Group Inc.	16,070	437
Mead Johnson Nutrition Co.	5,047	360
Philip Morris International Inc.	5,107	354
Clorox Co.	3,796	265
Reynolds American Inc.	7,041	264
ConAgra Foods Inc.	10,802	264
JM Smucker Co.	3,507	253
Bunge Ltd.	3,306	214
HJ Heinz Co.	4,047	213
Safeway Inc.	10,543	193
General Mills Inc.	4,684	178
Molson Coors Brewing Co. Class B	3,999	175
* Energizer Holdings Inc.	2,094	158
Tyson Foods Inc. Class A	9,015	157
* Ralcorp Holdings Inc.	1,653	143
Colgate-Palmolive Co.	1,444	130
* Smithfield Foods Inc.	5,051	111
* Constellation Brands Inc. Class A	5,523	109
Kroger Co.	4,624	109
Kimberly-Clark Corp.	1,483	103
Church & Dwight Co. Inc.	1,838	80
* BJ's Wholesale Club Inc.	1,504	76
Hershey Co.	1,190	70
Coca-Cola Enterprises Inc.	2,299	63
McCormick & Co. Inc.	1,265	60
Walgreen Co.	1,549	54
Sara Lee Corp.	3,007	54
Hormel Foods Corp.	1,946	54

19

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
SUPERVALU Inc.	6,412	51
* Dean Foods Co.	5,536	48
Campbell Soup Co.	1,303	41
Brown-Forman Corp. Class B	456	33
Kellogg Co.	482	26
Corn Products International Inc.	446	21
		14,906
Energy (12.3%)
Chevron Corp.	57,293	5,667
ConocoPhillips	42,720	2,908
Exxon Mobil Corp.	39,008	2,888
Occidental Petroleum Corp.	17,492	1,517
Anadarko Petroleum Corp.	12,751	940
Devon Energy Corp.	12,786	867
Apache Corp.	8,253	851
National Oilwell Varco Inc.	12,788	846
Chesapeake Energy Corp.	19,878	644
Marathon Oil Corp.	21,521	579
Hess Corp.	9,171	544
Spectra Energy Corp.	19,642	510
Baker Hughes Inc.	7,908	483
Williams Cos. Inc.	17,776	480
Marathon Petroleum Corp.	10,761	399
Valero Energy Corp.	17,236	392
Noble Energy Inc.	4,262	377
Murphy Oil Corp.	4,952	265
* Nabors Industries Ltd.	8,653	160
Southern Union Co.	3,735	156
EQT Corp.	2,456	147
Sunoco Inc.	3,643	139
Cimarex Energy Co.	1,896	135
* Plains Exploration & Production Co.	4,262	125
* Rowan Cos. Inc.	3,236	117
Arch Coal Inc.	5,739	117
Energen Corp.	2,197	108
* Tesoro Corp.	4,369	105
Patterson-UTI Energy Inc.	4,191	103
* Cameron International Corp.	1,952	102
* Alpha Natural Resources Inc.	3,007	100
* Newfield Exploration Co.	1,731	88
Tidewater Inc.	1,487	80
Diamond Offshore Drilling Inc.	1,121	72
* Unit Corp.	1,266	60
SEACOR Holdings Inc.	655	58
Pioneer Natural Resources Co.	667	52
* Atwood Oceanics Inc.	1,222	52
Kinder Morgan Inc.	1,636	42
QEP Resources Inc.	1,148	40
Teekay Corp.	1,260	34
* Denbury Resources Inc.	2,027	32
* Quicksilver Resources Inc.	3,327	32
SM Energy Co.	369	28
El Paso Corp.	1,371	26
* Oil States International Inc.	248	16
* Forest Oil Corp.	739	14
* McDermott International Inc.	885	13
Helmerich & Payne Inc.	210	12
EXCO Resources Inc.	379	5
* Cobalt International Energy Inc.	247	2
* Kosmos Energy Ltd.	159	2
* Atlas Energy Inc. Escrow	362	—
		23,531

20

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Financials (25.7%)
JPMorgan Chase & Co.	120,097	4,511
* Berkshire Hathaway Inc. Class B	52,908	3,862
Wells Fargo & Co.	138,255	3,608
Citigroup Inc.	87,828	2,727
Bank of America Corp.	306,247	2,502
Goldman Sachs Group Inc.	15,647	1,818
US Bancorp	58,228	1,351
Morgan Stanley	48,003	840
MetLife Inc.	24,824	834
PNC Financial Services Group Inc.	15,907	798
Bank of New York Mellon Corp.	37,530	776
Prudential Financial Inc.	14,691	738
ACE Ltd.	10,197	659
Capital One Financial Corp.	13,877	639
Travelers Cos. Inc.	12,659	639
American Express Co.	12,543	624
Chubb Corp.	8,842	547
CME Group Inc.	2,026	541
State Street Corp.	15,234	541
Aflac Inc.	14,137	533
Annaly Capital Management Inc.	28,743	521
Equity Residential	8,257	505
Marsh & McLennan Cos. Inc.	16,493	490
BB&T Corp.	21,050	469
AON Corp.	9,991	467
HCP Inc.	12,272	458
Vornado Realty Trust	4,956	426
Allstate Corp.	15,806	415
AvalonBay Communities Inc.	2,849	389
Progressive Corp.	19,819	380
ProLogis Inc.	13,869	378
Discover Financial Services	14,854	374
Loews Corp.	9,577	360
American International Group Inc.	13,359	338
Ameriprise Financial Inc.	7,324	335
SunTrust Banks Inc.	16,227	323
Fifth Third Bancorp	27,725	294
M&T Bank Corp.	3,792	288
Health Care REIT Inc.	5,343	272
Hartford Financial Services Group Inc.	13,458	258
Invesco Ltd.	13,980	256
Northern Trust Corp.	6,562	252
Principal Financial Group Inc.	9,729	247
Host Hotels & Resorts Inc.	20,738	245
General Growth Properties Inc.	17,037	232
Unum Group	9,304	219
SLM Corp.	15,941	219
Kimco Realty Corp.	12,298	218
BlackRock Inc.	1,303	215
* CIT Group Inc.	5,959	206
Weyerhaeuser Co.	11,383	205
Lincoln National Corp.	9,547	198
XL Group plc Class A	9,212	192
KeyCorp	28,344	188
Simon Property Group Inc.	1,596	188
Leucadia National Corp.	5,912	175
SL Green Realty Corp.	2,420	175
Regions Financial Corp.	37,974	172
New York Community Bancorp Inc.	13,081	168
UDR Inc.	6,003	160
Ventas Inc.	2,982	159
Comerica Inc.	6,070	155
American Capital Agency Corp.	5,335	152

21

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
NYSE Euronext	5,419	148
Alexandria Real Estate Equities Inc.	1,861	135
* Arch Capital Group Ltd.	3,973	134
Realty Income Corp.	3,818	132
Huntington Bancshares Inc.	25,999	131
Legg Mason Inc.	4,493	128
Macerich Co.	2,540	125
Cincinnati Financial Corp.	4,419	123
Torchmark Corp.	3,167	121
Reinsurance Group of America Inc. Class A	2,238	119
Liberty Property Trust	3,485	118
* Markel Corp.	296	117
PartnerRe Ltd.	2,044	116
Fidelity National Financial Inc. Class A	6,771	115
BRE Properties Inc.	2,264	114
Axis Capital Holdings Ltd.	3,931	113
Regency Centers Corp.	2,727	113
Everest Re Group Ltd.	1,393	112
People's United Financial Inc.	9,310	109
Senior Housing Properties Trust	4,547	108
WR Berkley Corp.	3,475	107
RenaissanceRe Holdings Ltd.	1,580	104
Assurant Inc.	2,943	104
* Genworth Financial Inc. Class A	14,827	102
HCC Insurance Holdings Inc.	3,472	102
First Niagara Financial Group Inc.	9,265	100
Piedmont Office Realty Trust Inc. Class A	5,266	100
Taubman Centers Inc.	1,707	98
Zions Bancorporation	5,557	97
Transatlantic Holdings Inc.	1,909	97
Chimera Investment Corp.	31,390	95
Arthur J Gallagher & Co.	3,344	94
Ares Capital Corp.	6,201	94
* E*Trade Financial Corp.	7,583	94
* American Capital Ltd.	10,714	93
Duke Realty Corp.	7,649	91
Weingarten Realty Investors	3,671	89
Commerce Bancshares Inc.	2,249	89
Raymond James Financial Inc.	3,109	87
Hospitality Properties Trust	3,712	87
White Mountains Insurance Group Ltd.	209	84
Boston Properties Inc.	795	83
Cullen/Frost Bankers Inc.	1,624	83
Mack-Cali Realty Corp.	2,651	83
Developers Diversified Realty Corp.	6,620	82
American Financial Group Inc.	2,451	82
Hudson City Bancorp Inc.	12,865	80
Old Republic International Corp.	7,940	79
* NASDAQ OMX Group Inc.	3,322	79
East West Bancorp Inc.	4,558	76
Assured Guaranty Ltd.	5,624	76
Plum Creek Timber Co. Inc.	1,975	75
Brown & Brown Inc.	3,569	75
Douglas Emmett Inc.	3,837	69
Jefferies Group Inc.	4,080	67
* Popular Inc.	30,936	64
City National Corp.	1,407	63
Essex Property Trust Inc.	435	62
CapitalSource Inc.	9,767	62
Valley National Bancorp	5,134	61
Bank of Hawaii Corp.	1,442	60
Alleghany Corp.	199	59
Allied World Assurance Co. Holdings AG	1,146	59
Associated Banc-Corp	5,237	58

22

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* First Republic Bank	2,220	57
First Horizon National Corp.	7,960	56
Fulton Financial Corp.	6,022	55
* Forest City Enterprises Inc. Class A	4,147	55
Capitol Federal Financial Inc.	5,063	54
CommonWealth REIT	2,527	52
Validus Holdings Ltd.	2,010	52
Aspen Insurance Holdings Ltd.	2,139	51
Washington Federal Inc.	3,357	50
TCF Financial Corp.	4,806	50
Protective Life Corp.	2,589	49
Hanover Insurance Group Inc.	1,374	49
Endurance Specialty Holdings Ltd.	1,225	44
StanCorp Financial Group Inc.	1,367	42
Federal Realty Investment Trust	459	42
Janus Capital Group Inc.	5,629	41
Brandywine Realty Trust	4,089	41
Camden Property Trust	592	40
Corporate Office Properties Trust	1,471	39
* Affiliated Managers Group Inc.	450	39
Kemper Corp.	1,511	39
BOK Financial Corp.	773	38
* St. Joe Co.	1,966	36
* Howard Hughes Corp.	649	35
* MBIA Inc.	4,469	35
Synovus Financial Corp.	23,733	34
Mercury General Corp.	809	32
Apartment Investment & Management Co.	1,163	31
Public Storage	247	31
First Citizens BancShares Inc. Class A	164	26
BankUnited Inc.	1,011	24
* TFS Financial Corp.	2,475	22
CNA Financial Corp.	812	20
Jones Lang LaSalle Inc.	292	20
Interactive Brokers Group Inc.	1,171	18
American National Insurance Co.	207	16
Federated Investors Inc. Class B	519	9
* LPL Investment Holdings Inc.	164	5
		48,929
Health Care (12.6%)
Pfizer Inc.	238,795	4,532
Johnson & Johnson	65,946	4,339
Merck & Co. Inc.	93,286	3,090
Amgen Inc.	28,101	1,557
UnitedHealth Group Inc.	32,745	1,556
Bristol-Myers Squibb Co.	51,561	1,534
Eli Lilly & Co.	20,668	775
WellPoint Inc.	11,096	702
* Thermo Fisher Scientific Inc.	11,585	636
Aetna Inc.	11,470	459
Humana Inc.	5,090	395
CIGNA Corp.	8,179	382
Covidien plc	6,982	364
* Zimmer Holdings Inc.	5,802	330
* Boston Scientific Corp.	46,188	313
* Forest Laboratories Inc.	8,649	296
Cardinal Health Inc.	5,298	225
* Life Technologies Corp.	4,933	207
* Cephalon Inc.	2,268	183
Medtronic Inc.	4,386	154
Abbott Laboratories	2,843	149
* Coventry Health Care Inc.	4,449	146
* Hologic Inc.	7,880	131
* CareFusion Corp.	4,645	119

23

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* QIAGEN NV	7,092	110
Omnicare Inc.	3,528	105
Baxter International Inc.	1,724	97
DENTSPLY International Inc.	2,535	89
* Henry Schein Inc.	1,321	87
PerkinElmer Inc.	3,450	79
Cooper Cos. Inc.	1,036	78
* Tenet Healthcare Corp.	14,176	75
Teleflex Inc.	1,245	72
* Health Net Inc.	2,734	68
* Alere Inc.	2,586	65
* Bio-Rad Laboratories Inc. Class A	599	60
* Community Health Systems Inc.	2,871	59
* LifePoint Hospitals Inc.	1,587	58
Patterson Cos. Inc.	1,878	55
* VCA Antech Inc.	2,611	48
* Hospira Inc.	815	38
* Vertex Pharmaceuticals Inc.	716	33
* HCA Holdings Inc.	1,563	31
* Kinetic Concepts Inc.	414	28
* Mylan Inc.	1,260	26
* AMERIGROUP Corp.	443	22
* Allscripts Healthcare Solutions Inc.	1,127	20
Quest Diagnostics Inc.	386	19
* Emdeon Inc. Class A	911	17
* Watson Pharmaceuticals Inc.	218	15
Warner Chilcott plc Class A	451	8
* Brookdale Senior Living Inc. Class A	383	6
Hill-Rom Holdings Inc.	178	6
		24,048
Industrials (8.8%)
General Electric Co.	320,528	5,228
Union Pacific Corp.	12,409	1,144
Norfolk Southern Corp.	10,675	722
FedEx Corp.	8,987	707
General Dynamics Corp.	10,040	643
Tyco International Ltd.	14,173	589
Waste Management Inc.	14,333	474
Raytheon Co.	10,765	465
Northrop Grumman Corp.	8,377	458
Stanley Black & Decker Inc.	5,081	315
Republic Services Inc. Class A	9,697	294
Eaton Corp.	6,405	275
ITT Corp.	5,566	263
L-3 Communications Holdings Inc.	3,209	218
Parker Hannifin Corp.	2,835	208
3M Co.	2,468	205
Goodrich Corp.	2,195	196
Southwest Airlines Co.	19,717	170
Boeing Co.	2,505	167
* Jacobs Engineering Group Inc.	3,814	142
Textron Inc.	7,876	133
KBR Inc.	4,286	129
* Quanta Services Inc.	6,526	125
* AGCO Corp.	2,876	123
Cintas Corp.	3,628	116
Equifax Inc.	3,533	114
Pitney Bowes Inc.	5,557	113
United Technologies Corp.	1,501	111
* Owens Corning	3,797	110
Hubbell Inc. Class B	1,836	109
Pentair Inc.	3,003	103
Manpower Inc.	2,485	100
Avery Dennison Corp.	3,030	88

24

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
RR Donnelley & Sons Co.	5,660	86
* URS Corp.	2,400	84
Cooper Industries plc	1,746	83
Lockheed Martin Corp.	1,107	82
Towers Watson & Co. Class A	1,389	82
Kennametal Inc.	2,212	82
* Delta Air Lines Inc.	10,357	78
Snap-on Inc.	1,464	77
* Corrections Corp. of America	3,296	75
Ryder System Inc.	1,584	75
Dover Corp.	1,277	73
Ingersoll-Rand plc	2,072	69
Regal-Beloit Corp.	1,168	69
Carlisle Cos. Inc.	1,698	67
Trinity Industries Inc.	2,414	67
SPX Corp.	1,118	64
Crane Co.	1,472	62
Alliant Techsystems Inc.	947	60
* GrafTech International Ltd.	3,668	58
Covanta Holding Corp.	3,425	56
* Oshkosh Corp.	2,753	54
* Terex Corp.	3,312	53
Alexander & Baldwin Inc.	1,256	53
* Thomas & Betts Corp.	1,200	52
Harsco Corp.	2,224	51
* Shaw Group Inc.	2,181	51
GATX Corp.	1,401	51
* Spirit Aerosystems Holdings Inc. Class A	2,813	47
Chicago Bridge & Iron Co. NV	1,273	46
* Aecom Technology Corp.	1,988	45
* Kansas City Southern	828	45
* Huntington Ingalls Industries Inc.	1,473	44
* Navistar International Corp.	1,002	41
Illinois Tool Works Inc.	888	41
Con-way Inc.	1,517	39
Lincoln Electric Holdings Inc.	983	33
* WESCO International Inc.	687	30
* United Continental Holdings Inc.	1,494	28
* CNH Global NV	801	27
* Kirby Corp.	471	26
* Air Lease Corp.	1,050	24
Armstrong World Industries Inc.	573	23
* General Cable Corp.	757	23
* Verisk Analytics Inc. Class A	590	21
* AMR Corp.	5,313	19
Timken Co.	421	17
Waste Connections Inc.	425	15
Copa Holdings SA Class A	212	15
Flowserve Corp.	152	14
* KAR Auction Services Inc.	698	10
* Nielsen Holdings NV	338	10
IDEX Corp.	259	10
* BE Aerospace Inc.	162	6
UTi Worldwide Inc.	301	4
		16,874
Information Technology (8.5%)
Intel Corp.	160,242	3,226
Cisco Systems Inc.	166,232	2,607
Hewlett-Packard Co.	65,400	1,702
Visa Inc. Class A	10,700	940
Corning Inc.	47,448	713
* Yahoo! Inc.	39,378	536
* eBay Inc.	15,815	488
Applied Materials Inc.	37,332	423

25

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Motorola Solutions Inc.	9,093	383
Xerox Corp.	42,167	350
Texas Instruments Inc.	12,810	336
* Motorola Mobility Holdings Inc.	7,882	297
* SanDisk Corp.	7,204	264
CA Inc.	11,594	243
Fidelity National Information Services Inc.	7,930	224
* Western Digital Corp.	6,913	204
* Marvell Technology Group Ltd.	15,070	198
* Dell Inc.	12,856	191
* Micron Technology Inc.	26,212	155
* Amdocs Ltd.	5,583	153
Activision Blizzard Inc.	12,690	150
Computer Sciences Corp.	4,688	144
* Avnet Inc.	4,615	121
Harris Corp.	2,825	114
* Synopsys Inc.	4,152	107
* Cree Inc.	3,156	102
* Arrow Electronics Inc.	3,002	94
* IAC/InterActiveCorp	2,295	91
Molex Inc.	4,114	90
Total System Services Inc.	4,920	89
* SAIC Inc.	5,943	89
* Ingram Micro Inc.	4,900	87
* LSI Corp.	12,066	82
* Lexmark International Inc. Class A	2,428	78
* Teradyne Inc.	5,729	69
* Tech Data Corp.	1,443	68
* Novellus Systems Inc.	2,087	58
Diebold Inc.	1,973	57
* Brocade Communications Systems Inc.	14,279	55
* Fairchild Semiconductor International Inc. Class A	3,857	51
* AOL Inc.	3,231	50
* Vishay Intertechnology Inc.	4,358	50
* Itron Inc.	1,227	49
* Fiserv Inc.	864	48
* International Rectifier Corp.	2,107	48
Tellabs Inc.	10,980	45
DST Systems Inc.	905	42
KLA-Tencor Corp.	1,152	42
* PMC - Sierra Inc.	6,651	41
* Monster Worldwide Inc.	3,909	37
* CoreLogic Inc.	2,931	34
* EchoStar Corp. Class A	1,154	28
* SunPower Corp. Class B	2,325	28
Intersil Corp. Class A	1,905	21
Paychex Inc.	770	21
* MEMC Electronic Materials Inc.	2,797	20
AVX Corp.	1,454	19
* NCR Corp.	1,034	18
Jabil Circuit Inc.	1,030	17
* Compuware Corp.	1,760	15
* Genpact Ltd.	857	14
* Akamai Technologies Inc.	508	11
National Semiconductor Corp.	433	11
* SunPower Corp. Class A	668	9
* QLogic Corp.	583	8
* Atmel Corp.	885	8
* Booz Allen Hamilton Holding Corp.	370	6
* Freescale Semiconductor Holdings I Ltd.	495	6
* Silicon Laboratories Inc.	138	5
Broadridge Financial Solutions Inc.	208	4
		16,184

26

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Materials (2.8%)
Dow Chemical Co.	35,530	1,011
Newmont Mining Corp.	14,701	921
Alcoa Inc.	32,149	412
Nucor Corp.	9,553	345
LyondellBasell Industries NV Class A	8,822	306
International Paper Co.	10,413	283
MeadWestvaco Corp.	5,102	140
Vulcan Materials Co.	3,882	136
United States Steel Corp.	4,346	131
Ashland Inc.	2,391	127
Aptargroup Inc.	2,049	103
Bemis Co. Inc.	3,217	100
Domtar Corp.	1,242	100
Sonoco Products Co.	3,021	95
* Owens-Illinois Inc.	4,957	94
Sealed Air Corp.	4,858	89
RPM International Inc.	3,982	83
Valspar Corp.	2,554	82
Reliance Steel & Aluminum Co.	1,959	81
Cytec Industries Inc.	1,524	69
Cabot Corp.	1,981	68
CF Industries Holdings Inc.	356	65
Greif Inc. Class A	1,155	64
Huntsman Corp.	4,694	62
Temple-Inland Inc.	2,422	59
Martin Marietta Materials Inc.	732	52
Commercial Metals Co.	3,490	41
AK Steel Holding Corp.	2,662	24
Steel Dynamics Inc.	1,781	23
Westlake Chemical Corp.	476	22
Schnitzer Steel Industries Inc.	476	22
Titanium Metals Corp.	1,195	19
Nalco Holding Co.	511	19
Scotts Miracle-Gro Co. Class A	185	9
* WR Grace & Co.	222	9
Packaging Corp. of America	296	7
* Rockwood Holdings Inc.	106	5
		5,278
Telecommunication Services (4.7%)
AT&T Inc.	178,981	5,097
Verizon Communications Inc.	66,179	2,394
CenturyLink Inc.	18,488	668
* Sprint Nextel Corp.	90,420	340
Frontier Communications Corp.	30,080	225
* Level 3 Communications Inc.	52,193	94
Windstream Corp.	6,901	88
Telephone & Data Systems Inc.	2,789	71
* NII Holdings Inc.	643	25
* United States Cellular Corp.	438	19
* tw telecom inc Class A	660	13
* Clearwire Corp. Class A	741	2
		9,036
Utilities (7.5%)
Southern Co.	25,664	1,061
Exelon Corp.	20,021	863
Dominion Resources Inc.	17,402	848
Duke Energy Corp.	40,237	761
NextEra Energy Inc.	12,753	723
American Electric Power Co. Inc.	14,562	563
FirstEnergy Corp.	12,641	559
Public Service Enterprise Group Inc.	15,290	522
PG&E Corp.	12,027	509
PPL Corp.	17,444	504

27

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
August 31, 2011

					Market
					Value
				Shares	($000)
	Consolidated Edison Inc.			8,843	497
	Progress Energy Inc.			8,901	434
	Sempra Energy			7,238	380
	Edison International			9,848	366
	Xcel Energy Inc.			14,635	361
	Entergy Corp.			5,379	351
	DTE Energy Co.			5,119	259
	CenterPoint Energy Inc.			12,859	257
	Wisconsin Energy Corp.			7,065	224
	Ameren Corp.			7,289	221
	Constellation Energy Group Inc.			5,631	217
*	AES Corp.			19,854	216
	Oneok Inc.			2,941	209
	Northeast Utilities			5,265	183
	NiSource Inc.			8,332	178
*	NRG Energy Inc.			7,219	169
	American Water Works Co. Inc.			5,249	156
*	Calpine Corp.			10,514	155
	CMS Energy Corp.			7,556	149
	OGE Energy Corp.			2,935	147
	Pinnacle West Capital Corp.			3,270	145
	NSTAR			3,109	142
	SCANA Corp.			3,459	139
	Alliant Energy Corp.			3,336	135
	Pepco Holdings Inc.			6,793	132
	National Fuel Gas Co.			2,131	131
	MDU Resources Group Inc.			5,705	122
	TECO Energy Inc.			6,497	119
	Integrys Energy Group Inc.			2,367	119
	NV Energy Inc.			7,167	107
	DPL Inc.			3,549	106
	UGI Corp.			3,405	101
	Questar Corp.			5,407	101
	AGL Resources Inc.			2,367	98
	Westar Energy Inc.			3,444	92
	Atmos Energy Corp.			2,733	92
	Aqua America Inc.			3,775	83
	Great Plains Energy Inc.			4,149	81
*	GenOn Energy Inc.			23,786	72
	Hawaiian Electric Industries Inc.			2,934	71
	Vectren Corp.			2,521	69
					14,299
Total Common Stocks (Cost $199,281)					189,830
		Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
2	Vanguard Market Liquidity Fund	0.132%		300,000	300

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
3,4	Federal Home Loan Bank Discount Notes	0.070%	9/16/11	100	100
Total Temporary Cash Investments (Cost $401)					400

28

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
August 31, 2011

Market
Value
($000)
Total Investments (99.7%) (Cost $199,682)	190,230
Other Assets and Liabilities—Net (0.3%)	543
Net Assets (100%)	190,773

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

29

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (14.3%)
McDonald's Corp.	33,577	3,037
* Amazon.com Inc.	11,762	2,532
* DIRECTV Class A	24,847	1,093
Home Depot Inc.	31,184	1,041
NIKE Inc. Class B	11,554	1,001
Starbucks Corp.	24,258	937
Viacom Inc. Class B	18,935	913
* priceline.com Inc.	1,606	863
Comcast Corp. Class A	38,913	837
Yum! Brands Inc.	15,066	819
* Ford Motor Co.	67,645	752
Time Warner Cable Inc.	10,887	713
TJX Cos. Inc.	12,495	682
* Las Vegas Sands Corp.	12,692	591
Coach Inc.	9,502	534
* Bed Bath & Beyond Inc.	8,063	458
* Netflix Inc.	1,699	399
Wynn Resorts Ltd.	2,564	397
* Discovery Communications Inc. Class A	9,014	381
Omnicom Group Inc.	9,097	369
Kohl's Corp.	7,951	368
* Liberty Global Inc. Class A	8,972	362
McGraw-Hill Cos. Inc.	8,115	342
Limited Brands Inc.	8,615	325
* Chipotle Mexican Grill Inc. Class A	1,007	316
Tiffany & Co.	4,133	297
Harley-Davidson Inc.	7,646	296
Ross Stores Inc.	3,802	291
* O'Reilly Automotive Inc.	4,461	289
* Dollar Tree Inc.	3,957	283
Starwood Hotels & Resorts Worldwide Inc.	6,313	281
Ralph Lauren Corp. Class A	2,032	279
* AutoZone Inc.	862	265
Marriott International Inc. Class A	9,001	264
Virgin Media Inc.	10,267	260
* BorgWarner Inc.	3,544	253
Nordstrom Inc.	5,277	240
* Sirius XM Radio Inc.	127,707	230
Mattel Inc.	8,356	225
Darden Restaurants Inc.	4,415	212
Family Dollar Stores Inc.	3,958	211
* Apollo Group Inc. Class A	3,904	183
Thomson Reuters Corp.	5,745	178
Johnson Controls Inc.	5,554	177
* Fossil Inc.	1,693	164
Abercrombie & Fitch Co.	2,443	155
PetSmart Inc.	3,670	155
Hasbro Inc.	3,941	153
Advance Auto Parts Inc.	2,386	145
Tractor Supply Co.	2,338	144
Tupperware Brands Corp.	2,020	134
Scripps Networks Interactive Inc. Class A	3,031	130
* Tempur-Pedic International Inc.	2,216	129
Cablevision Systems Corp. Class A	7,029	127
* DISH Network Corp. Class A	4,864	121
* LKQ Corp.	4,721	121
Gentex Corp.	4,619	120
* Dollar General Corp.	3,206	117
Polaris Industries Inc.	1,048	115
Expedia Inc.	3,681	112
* Deckers Outdoor Corp.	1,252	111

30

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Panera Bread Co. Class A	939	108
* Dick's Sporting Goods Inc.	3,048	107
* Urban Outfitters Inc.	3,892	102
* Goodyear Tire & Rubber Co.	7,912	99
* Charter Communications Inc. Class A	1,881	94
* Hanesbrands Inc.	3,148	90
H&R Block Inc.	5,862	89
* Ulta Salon Cosmetics & Fragrance Inc.	1,480	87
CBS Corp. Class B	3,395	85
* Under Armour Inc. Class A	1,191	84
DeVry Inc.	1,833	81
Leggett & Platt Inc.	3,532	78
Genuine Parts Co.	1,411	78
International Game Technology	5,067	77
John Wiley & Sons Inc. Class A	1,537	75
Guess? Inc.	2,142	73
* ITT Educational Services Inc.	931	67
* AMC Networks Inc. Class A	1,810	67
Royal Caribbean Cruises Ltd.	2,520	65
Target Corp.	1,183	61
Williams-Sonoma Inc.	1,831	61
Weight Watchers International Inc.	973	59
Brinker International Inc.	2,531	57
Harman International Industries Inc.	1,423	52
Chico's FAS Inc.	3,636	51
Interpublic Group of Cos. Inc.	5,674	49
Aaron's Inc.	1,801	48
* Sally Beauty Holdings Inc.	2,739	46
Morningstar Inc.	754	45
Macy's Inc.	1,659	43
* Tesla Motors Inc.	1,659	41
* Bally Technologies Inc.	1,260	40
* CarMax Inc.	1,232	35
* DSW Inc. Class A	672	31
* Big Lots Inc.	878	30
* MGM Resorts International	2,646	29
* AutoNation Inc.	698	28
PVH Corp.	256	17
* Lamar Advertising Co. Class A	555	12
Regal Entertainment Group Class A	789	10
Garmin Ltd.	282	9
* Visteon Corp.	60	3
* Dunkin' Brands Group Inc.	70	2
* Hyatt Hotels Corp. Class A	48	2
Choice Hotels International Inc.	32	1
		29,497
Consumer Staples (12.5%)
Coca-Cola Co.	63,934	4,504
Philip Morris International Inc.	52,084	3,611
PepsiCo Inc.	51,153	3,296
Wal-Mart Stores Inc.	43,644	2,322
Altria Group Inc.	50,538	1,374
Colgate-Palmolive Co.	14,271	1,284
Costco Wholesale Corp.	14,137	1,110
Walgreen Co.	27,967	985
Kimberly-Clark Corp.	11,137	770
General Mills Inc.	15,578	591
Sysco Corp.	18,882	527
* Green Mountain Coffee Roasters Inc.	3,976	417
Kellogg Co.	7,444	404
Procter & Gamble Co.	6,052	385
Estee Lauder Cos. Inc. Class A	3,651	357
Kroger Co.	14,700	346

31

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Whole Foods Market Inc.	5,004	330
HJ Heinz Co.	6,082	320
Avon Products Inc.	13,924	314
Sara Lee Corp.	15,716	284
Dr Pepper Snapple Group Inc.	7,164	276
Coca-Cola Enterprises Inc.	8,056	223
Herbalife Ltd.	3,858	215
Hershey Co.	3,669	215
Brown-Forman Corp. Class B	2,829	203
* Hansen Natural Corp.	2,265	193
McCormick & Co. Inc.	2,933	140
Campbell Soup Co.	4,346	139
Reynolds American Inc.	3,308	124
Church & Dwight Co. Inc.	2,679	117
Corn Products International Inc.	2,001	94
Mead Johnson Nutrition Co.	1,221	87
Bunge Ltd.	1,241	80
Flowers Foods Inc.	3,697	70
Hormel Foods Corp.	2,421	67
ConAgra Foods Inc.	1,627	40
Clorox Co.	232	16
* BJ's Wholesale Club Inc.	184	9
		25,839
Energy (11.1%)
Exxon Mobil Corp.	117,649	8,711
Schlumberger Ltd.	43,912	3,430
Halliburton Co.	29,612	1,314
EOG Resources Inc.	8,687	804
Occidental Petroleum Corp.	7,576	657
El Paso Corp.	23,417	448
Peabody Energy Corp.	8,762	427
* Southwestern Energy Co.	11,258	427
Apache Corp.	3,574	368
Chevron Corp.	3,708	367
* FMC Technologies Inc.	7,777	346
Baker Hughes Inc.	5,598	342
Range Resources Corp.	5,200	337
Consol Energy Inc.	7,335	335
* Cameron International Corp.	5,844	304
* Concho Resources Inc.	3,346	291
Cabot Oil & Gas Corp.	3,381	256
Pioneer Natural Resources Co.	3,064	239
HollyFrontier Corp.	3,088	222
Anadarko Petroleum Corp.	2,447	180
* Whiting Petroleum Corp.	3,798	179
* Denbury Resources Inc.	10,832	173
* Ultra Petroleum Corp.	4,948	166
Core Laboratories NV	1,476	165
Helmerich & Payne Inc.	2,859	163
QEP Resources Inc.	4,490	158
Oceaneering International Inc.	3,513	150
* Alpha Natural Resources Inc.	4,113	136
* Newfield Exploration Co.	2,511	128
SM Energy Co.	1,663	127
* Brigham Exploration Co.	3,789	110
* Dresser-Rand Group Inc.	2,582	110
EQT Corp.	1,707	102
Noble Energy Inc.	1,149	101
CARBO Ceramics Inc.	622	100
Kinder Morgan Inc.	3,780	98
* SandRidge Energy Inc.	13,297	98
* McDermott International Inc.	6,674	96
* Oil States International Inc.	1,403	93
* Superior Energy Services Inc.	2,596	92

32

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Continental Resources Inc.	1,379	77
Diamond Offshore Drilling Inc.	1,078	69
EXCO Resources Inc.	4,586	61
* Forest Oil Corp.	2,888	56
Cimarex Energy Co.	700	50
Murphy Oil Corp.	913	49
RPC Inc.	1,421	37
* Cobalt International Energy Inc.	3,503	34
* Rowan Cos. Inc.	740	27
* Atwood Oceanics Inc.	525	22
Arch Coal Inc.	743	15
* Kosmos Energy Ltd.	914	13
Patterson-UTI Energy Inc.	513	12
Tidewater Inc.	70	4
* Quicksilver Resources Inc.	126	1
* Atlas Energy Inc. Escrow	467	—
		22,877
Financials (3.9%)
American Express Co.	20,571	1,023
Simon Property Group Inc.	7,756	911
Franklin Resources Inc.	4,688	562
Public Storage	4,281	530
T Rowe Price Group Inc.	8,406	450
Boston Properties Inc.	3,868	403
Charles Schwab Corp.	32,491	401
Wells Fargo & Co.	11,142	291
* IntercontinentalExchange Inc.	2,379	281
Ventas Inc.	4,980	266
BlackRock Inc.	1,371	226
Moody's Corp.	6,450	199
Digital Realty Trust Inc.	3,079	184
Rayonier Inc.	3,938	165
* CB Richard Ellis Group Inc. Class A	9,453	143
Federal Realty Investment Trust	1,522	138
* MSCI Inc. Class A	3,888	134
Plum Creek Timber Co. Inc.	3,160	120
Camden Property Trust	1,638	109
TD Ameritrade Holding Corp.	7,083	109
* Affiliated Managers Group Inc.	1,203	105
Lazard Ltd. Class A	3,589	105
Eaton Vance Corp.	3,859	94
Weyerhaeuser Co.	5,085	92
Waddell & Reed Financial Inc. Class A	2,817	88
Essex Property Trust Inc.	595	85
SEI Investments Co.	4,773	82
Macerich Co.	1,546	76
Jones Lang LaSalle Inc.	1,100	74
NYSE Euronext	2,665	73
Apartment Investment & Management Co.	2,684	71
Erie Indemnity Co. Class A	918	67
Vornado Realty Trust	627	54
CBOE Holdings Inc.	1,667	42
Discover Financial Services	1,669	42
Equity Residential	678	41
Federated Investors Inc. Class B	2,301	41
Greenhill & Co. Inc.	968	34
* LPL Investment Holdings Inc.	992	29
People's United Financial Inc.	2,430	29
* Green Dot Corp. Class A	716	23
Corporate Office Properties Trust	633	17
UDR Inc.	507	13
* NASDAQ OMX Group Inc.	527	12
Validus Holdings Ltd.	425	11

33

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Hudson City Bancorp Inc.	1,384	9
		8,054
Health Care (10.8%)
Abbott Laboratories	47,231	2,480
Johnson & Johnson	18,096	1,191
Medtronic Inc.	29,887	1,048
* Gilead Sciences Inc.	25,470	1,016
Baxter International Inc.	16,612	930
* Celgene Corp.	14,977	891
Allergan Inc.	9,863	807
* Express Scripts Inc.	15,801	742
* Biogen Idec Inc.	7,820	737
* Medco Health Solutions Inc.	12,938	700
McKesson Corp.	8,160	652
Becton Dickinson and Co.	7,079	576
Stryker Corp.	10,146	496
* Intuitive Surgical Inc.	1,272	485
St. Jude Medical Inc.	10,642	485
Covidien plc	8,567	447
* Agilent Technologies Inc.	11,262	415
Eli Lilly & Co.	10,950	411
AmerisourceBergen Corp. Class A	8,865	351
* Alexion Pharmaceuticals Inc.	5,949	345
* Cerner Corp.	4,600	303
* Edwards Lifesciences Corp.	3,711	280
* Laboratory Corp. of America Holdings	3,243	271
* Mylan Inc.	12,864	267
* Vertex Pharmaceuticals Inc.	5,899	267
CR Bard Inc.	2,772	264
* Watson Pharmaceuticals Inc.	3,859	259
Perrigo Co.	2,686	254
Cardinal Health Inc.	5,673	241
* Waters Corp.	2,965	237
Quest Diagnostics Inc.	4,674	234
* DaVita Inc.	3,090	227
* Varian Medical Systems Inc.	3,792	216
* Hospira Inc.	4,555	210
* Illumina Inc.	3,985	208
* Mettler-Toledo International Inc.	1,040	166
* Pharmasset Inc.	1,203	158
* ResMed Inc.	4,949	153
* IDEXX Laboratories Inc.	1,856	148
* Regeneron Pharmaceuticals Inc.	2,359	139
Universal Health Services Inc. Class B	2,924	122
* Endo Pharmaceuticals Holdings Inc.	3,772	120
* Kinetic Concepts Inc.	1,623	110
* SXC Health Solutions Corp.	2,003	110
* BioMarin Pharmaceutical Inc.	3,590	106
* Henry Schein Inc.	1,580	104
Pharmaceutical Product Development Inc.	3,237	102
* Mednax Inc.	1,558	102
* Covance Inc.	1,963	97
* Gen-Probe Inc.	1,559	93
* Allscripts Healthcare Solutions Inc.	4,991	90
Techne Corp.	1,210	88
Warner Chilcott plc Class A	5,046	86
* Sirona Dental Systems Inc.	1,825	85
* Human Genome Sciences Inc.	6,211	80
* Catalyst Health Solutions Inc.	1,401	75
* United Therapeutics Corp.	1,711	74
* Health Management Associates Inc. Class A	8,441	69
Lincare Holdings Inc.	3,145	68
DENTSPLY International Inc.	1,907	67
* Thoratec Corp.	1,913	66

34

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Dendreon Corp.	4,891	60
* Charles River Laboratories International Inc.	1,734	57
Hill-Rom Holdings Inc.	1,853	56
* CareFusion Corp.	2,168	55
* Myriad Genetics Inc.	2,656	53
* HCA Holdings Inc.	2,617	52
* Amylin Pharmaceuticals Inc.	4,119	47
* AMERIGROUP Corp.	905	45
* Brookdale Senior Living Inc. Class A	2,634	42
Patterson Cos. Inc.	1,311	38
* Bruker Corp.	2,686	38
Cooper Cos. Inc.	420	32
* Life Technologies Corp.	504	21
* Tenet Healthcare Corp.	570	3
* Emdeon Inc. Class A	33	1
		22,221
Industrials (12.4%)
United Technologies Corp.	28,020	2,080
Caterpillar Inc.	20,863	1,899
3M Co.	20,305	1,685
United Parcel Service Inc. Class B	23,777	1,602
Boeing Co.	21,192	1,417
Honeywell International Inc.	25,469	1,218
Emerson Electric Co.	24,326	1,132
Deere & Co.	13,582	1,098
Danaher Corp.	17,773	814
CSX Corp.	35,687	783
Precision Castparts Corp.	4,642	761
Illinois Tool Works Inc.	13,482	627
Lockheed Martin Corp.	8,088	600
Cummins Inc.	6,351	590
PACCAR Inc.	11,828	445
CH Robinson Worldwide Inc.	5,358	378
Fluor Corp.	5,640	342
Fastenal Co.	9,543	320
Expeditors International of Washington Inc.	6,872	313
Rockwell Automation Inc.	4,670	299
Ingersoll-Rand plc	8,500	285
WW Grainger Inc.	1,843	284
Joy Global Inc.	3,391	283
Dover Corp.	4,697	270
Rockwell Collins Inc.	4,986	252
* Stericycle Inc.	2,778	244
Roper Industries Inc.	3,103	239
Union Pacific Corp.	2,587	238
AMETEK Inc.	5,204	203
Pall Corp.	3,757	192
Iron Mountain Inc.	5,832	190
Eaton Corp.	4,184	180
* United Continental Holdings Inc.	9,137	170
Cooper Industries plc	3,492	165
Parker Hannifin Corp.	2,163	159
Flowserve Corp.	1,644	155
* TransDigm Group Inc.	1,617	149
Goodrich Corp.	1,652	147
Donaldson Co. Inc.	2,469	146
* Kansas City Southern	2,664	144
Gardner Denver Inc.	1,692	133
* IHS Inc. Class A	1,599	124
* Delta Air Lines Inc.	16,452	124
JB Hunt Transport Services Inc.	2,958	119
Robert Half International Inc.	4,753	114
* Verisk Analytics Inc. Class A	3,239	113
Waste Connections Inc.	3,221	111

35

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Dun & Bradstreet Corp.	1,599	107
* BE Aerospace Inc.	2,971	103
Masco Corp.	11,605	103
* WABCO Holdings Inc.	2,184	102
Wabtec Corp.	1,568	95
Timken Co.	2,401	94
IDEX Corp.	2,418	90
* Hertz Global Holdings Inc.	7,994	90
MSC Industrial Direct Co. Class A	1,444	89
* Babcock & Wilcox Co.	3,834	88
Nordson Corp.	1,981	87
* Copart Inc.	1,949	84
* Polypore International Inc.	1,281	79
Graco Inc.	1,994	79
Valmont Industries Inc.	753	70
* Kirby Corp.	1,261	69
Chicago Bridge & Iron Co. NV	1,923	69
* Nielsen Holdings NV	2,304	68
Landstar System Inc.	1,596	65
Lincoln Electric Holdings Inc.	1,607	55
Copa Holdings SA Class A	788	54
Lennox International Inc.	1,727	54
Toro Co.	968	53
* Navistar International Corp.	1,270	53
Manitowoc Co. Inc.	4,079	45
FedEx Corp.	575	45
UTi Worldwide Inc.	2,921	40
* Aecom Technology Corp.	1,703	39
Southwest Airlines Co.	4,442	38
* WESCO International Inc.	695	30
* General Cable Corp.	936	28
SPX Corp.	488	28
Towers Watson & Co. Class A	418	25
* AMR Corp.	4,523	16
Snap-on Inc.	306	16
* Thomas & Betts Corp.	362	16
* Spirit Aerosystems Holdings Inc. Class A	744	12
Kennametal Inc.	316	12
Textron Inc.	565	10
KBR Inc.	279	8
Avery Dennison Corp.	260	8
Carlisle Cos. Inc.	183	7
Harsco Corp.	263	6
Equifax Inc.	139	5
Alliant Techsystems Inc.	46	3
* GrafTech International Ltd.	144	2
Covanta Holding Corp.	135	2
Con-way Inc.	73	2
Armstrong World Industries Inc.	30	1
* KAR Auction Services Inc.	72	1
		25,681
Information Technology (27.7%)
* Apple Inc.	29,926	11,516
International Business Machines Corp.	39,197	6,738
Microsoft Corp.	240,150	6,388
* Google Inc. Class A	8,145	4,406
Oracle Corp.	124,299	3,489
QUALCOMM Inc.	54,029	2,780
* EMC Corp.	66,586	1,504
Mastercard Inc. Class A	3,471	1,144
Accenture plc Class A	20,894	1,120
Automatic Data Processing Inc.	16,172	809
* eBay Inc.	20,365	629
Texas Instruments Inc.	23,861	625

36

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Cognizant Technology Solutions Corp. Class A	9,846	625
Broadcom Corp. Class A	17,349	618
* Dell Inc.	39,035	580
* Salesforce.com Inc.	4,334	558
* Intuit Inc.	9,792	483
Visa Inc. Class A	5,466	480
* NetApp Inc.	11,904	448
* Symantec Corp.	24,451	419
* Adobe Systems Inc.	16,325	412
Altera Corp.	10,427	379
* Citrix Systems Inc.	6,084	368
* Juniper Networks Inc.	17,251	361
Western Union Co.	20,461	338
Analog Devices Inc.	9,696	320
* Teradata Corp.	5,463	286
Amphenol Corp. Class A	5,701	268
Xilinx Inc.	8,596	268
Paychex Inc.	9,620	260
* VMware Inc. Class A	2,742	259
* NVIDIA Corp.	19,426	259
* Red Hat Inc.	6,246	247
* Electronic Arts Inc.	10,758	243
* BMC Software Inc.	5,724	232
Maxim Integrated Products Inc.	9,558	220
* F5 Networks Inc.	2,625	214
Linear Technology Corp.	7,369	211
* Autodesk Inc.	7,436	210
* Fiserv Inc.	3,722	208
Avago Technologies Ltd.	6,190	205
Microchip Technology Inc.	6,163	202
* First Solar Inc.	1,927	193
National Semiconductor Corp.	7,674	191
* Rovi Corp.	3,654	179
VeriSign Inc.	5,451	170
* ANSYS Inc.	2,972	160
* Alliance Data Systems Corp.	1,651	154
KLA-Tencor Corp.	4,200	154
* Lam Research Corp.	4,029	150
* Varian Semiconductor Equipment Associates Inc.	2,440	150
* Trimble Navigation Ltd.	3,968	147
* Nuance Communications Inc.	7,709	143
* Informatica Corp.	3,422	143
* Equinix Inc.	1,516	143
* Polycom Inc.	5,712	136
* Advanced Micro Devices Inc.	19,892	136
Solera Holdings Inc.	2,286	134
FLIR Systems Inc.	5,168	134
Factset Research Systems Inc.	1,494	131
* Skyworks Solutions Inc.	6,123	126
* Atmel Corp.	13,859	126
* MICROS Systems Inc.	2,625	125
* Riverbed Technology Inc.	4,968	123
* Rackspace Hosting Inc.	3,335	122
* Akamai Technologies Inc.	5,499	121
* TIBCO Software Inc.	5,371	120
Global Payments Inc.	2,591	119
* VeriFone Systems Inc.	3,301	116
* Gartner Inc.	3,148	112
* ON Semiconductor Corp.	14,394	105
* JDS Uniphase Corp.	7,396	96
Jabil Circuit Inc.	5,199	88
Cypress Semiconductor Corp.	5,466	87
* Ariba Inc.	3,161	86
* Acme Packet Inc.	1,751	82

37

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Cadence Design Systems Inc.	8,810	81
Broadridge Financial Solutions Inc.	3,818	79
National Instruments Corp.	2,991	76
* Fortinet Inc.	3,944	75
* NCR Corp.	4,130	71
* WebMD Health Corp.	1,965	69
* Zebra Technologies Corp.	1,822	65
* NeuStar Inc. Class A	2,470	62
* Dolby Laboratories Inc. Class A	1,777	60
* Genpact Ltd.	3,056	51
* IPG Photonics Corp.	860	50
Lender Processing Services Inc.	2,704	48
Harris Corp.	1,081	44
* SAIC Inc.	2,886	43
* Silicon Laboratories Inc.	1,240	43
* Compuware Corp.	5,036	43
* VistaPrint NV	1,406	41
* LSI Corp.	5,808	40
* QLogic Corp.	2,729	38
* Ciena Corp.	3,016	37
* MEMC Electronic Materials Inc.	4,555	32
Applied Materials Inc.	2,783	32
* LinkedIn Corp. Class A	292	25
Intersil Corp. Class A	2,025	23
* Arrow Electronics Inc.	481	15
* FleetCor Technologies Inc.	486	14
* Freescale Semiconductor Holdings I Ltd.	866	10
* Synopsys Inc.	350	9
DST Systems Inc.	168	8
* Booz Allen Hamilton Holding Corp.	474	8
* Cree Inc.	136	4
* PMC - Sierra Inc.	211	1
		57,128
Materials (5.9%)
EI du Pont de Nemours & Co.	30,054	1,451
Freeport-McMoRan Copper & Gold Inc.	30,656	1,445
Monsanto Co.	17,345	1,196
Praxair Inc.	9,818	967
Mosaic Co.	8,917	634
Air Products & Chemicals Inc.	6,857	561
Ecolab Inc.	7,507	402
PPG Industries Inc.	5,118	392
Cliffs Natural Resources Inc.	4,725	391
CF Industries Holdings Inc.	1,932	353
Lubrizol Corp.	2,081	280
Sigma-Aldrich Corp.	3,942	254
Celanese Corp. Class A	5,055	238
Sherwin-Williams Co.	2,904	220
Ball Corp.	5,434	195
Eastman Chemical Co.	2,300	190
Southern Copper Corp.	5,500	186
* Crown Holdings Inc.	5,046	179
FMC Corp.	2,321	176
Allegheny Technologies Inc.	3,434	172
Airgas Inc.	2,540	165
Walter Energy Inc.	2,016	165
International Flavors & Fragrances Inc.	2,601	151
Albemarle Corp.	2,967	150
Nalco Holding Co.	3,982	147
Royal Gold Inc.	1,758	135
Rock-Tenn Co. Class A	2,242	120
* Allied Nevada Gold Corp.	2,888	120
* Rockwood Holdings Inc.	2,101	107
* Molycorp Inc.	1,814	103

38

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
August 31, 2011

					Market
					Value
				Shares	($000)
*	WR Grace & Co.			2,162	85
	International Paper Co.			3,037	82
	Compass Minerals International Inc.			1,076	81
	Packaging Corp. of America			3,035	77
	Carpenter Technology Corp.			1,454	73
*	Solutia Inc.			4,064	71
	Steel Dynamics Inc.			5,304	68
	Scotts Miracle-Gro Co. Class A			1,309	64
	Silgan Holdings Inc.			1,657	63
*	Intrepid Potash Inc.			1,627	56
	Martin Marietta Materials Inc.			671	48
	LyondellBasell Industries NV Class A			690	24
	Titanium Metals Corp.			1,474	24
	Temple-Inland Inc.			912	22
	Huntsman Corp.			1,061	14
	Reliance Steel & Aluminum Co.			330	14
	Kronos Worldwide Inc.			624	14
	Schnitzer Steel Industries Inc.			252	12
	Valspar Corp.			344	11
	AK Steel Holding Corp.			470	4
	Westlake Chemical Corp.			89	4
					12,156
Telecommunication Services (1.2%)
	Verizon Communications Inc.			20,691	748
*	American Tower Corp. Class A			12,835	691
*	Crown Castle International Corp.			9,399	408
*	NII Holdings Inc.			4,818	186
*	SBA Communications Corp. Class A			3,668	139
	Windstream Corp.			9,159	116
*	MetroPCS Communications Inc.			8,988	100
*	tw telecom inc Class A			4,227	82
*	Clearwire Corp. Class A			4,998	16
					2,486
Utilities (0.1%)
	ITC Holdings Corp.			1,651	125
	National Fuel Gas Co.			426	26
	Oneok Inc.			237	17
	Aqua America Inc.			506	11
					179
Total Common Stocks (Cost $217,374)					206,118
		Coupon
Temporary Cash Investments (5.8%)[1]
Money Market Fund (5.7%)
2	Vanguard Market Liquidity Fund	0.132%		11,849,283	11,849

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
3,4	Freddie Mac Discount Notes	0.120%	9/12/11	100	100
3	Freddie Mac Discount Notes	0.095%	9/27/11	5	5
					105
Total Temporary Cash Investments (Cost $11,954)					11,954

39

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
August 31, 2011

Market
Value
($000)
Total Investments (105.7%) (Cost $229,328)	218,072
Other Assets and Liabilities—Net (-5.7%)	(11,716)
Net Assets (100%)	206,356

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 5.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

40

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Scottsdale Funds and the Shareholders of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund and Vanguard Russell 1000 Growth Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund and Vanguard Russell 1000 Growth Index Fund (constituting separate portfolios of Vanguard Scottsdale Funds, hereafter referred to as the "Funds") as of August 31, 2011 and for the period then ended and have issued our unqualified report thereon dated October 13, 2011. Our audits included audits of the Funds' schedules of investments as of August 31, 2011. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 13, 2011

41

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 18480 102011

Annual Report | August 31, 2011

Vanguard Russell 2000 Index Funds

Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund
Vanguard Russell 2000 Growth Index Fund

> The three Vanguard Russell 2000 Index Funds succeeded in capturing the returns of their target indexes.

> All ten sectors, in each of the three funds, recorded positive or flat returns as the strong rally in small-capitalization stocks weakened through the spring and summer.

> Small-cap growth stocks were the best performers, small-cap value stocks the worst.

Contents
Your Fund’s Total Returns	1
Chairman’s Letter	2
Russell 2000 Index Fund	8
Russell 2000 Value Index Fund	23
Russell 2000 Growth Index Fund	36
About Your Fund’s Expenses	51
Trustees Approve Advisory Arrangement	53
Glossary	54

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Periods Ended August 31, 2011
		Total
		Returns
	Ticker	Since
	Symbol	Inception
Vanguard Russell 2000 Index Fund
Institutional Shares (Inception: 12/22/2010)	VRTIX	–7.31%
ETF Shares (Inception: 9/20/2010)	VTWO
Market Price		9.59
Net Asset Value		9.64
Russell 2000 Index		9.72
Small-Cap Core Funds Average[1]		10.02

Vanguard Russell 2000 Value Index Fund
ETF Shares (Inception: 9/20/2010)	VTWV
Market Price		5.85%
Net Asset Value		5.98
Russell 2000 Value Index		6.07
Small-Cap Value Funds Average[1]		6.99

Vanguard Russell 2000 Growth Index Fund
Institutional Shares (Inception: 5/25/2011)	VRTGX	–11.15%
ETF Shares (Inception: 9/20/2010)	VTWG
Market Price		13.06
Net Asset Value		13.18
Russell 2000 Growth Index		13.33
Small-Cap Growth Funds Average[1]		12.80

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

Benchmark performance is shown as of earliest share-class inception date.

1 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Vanguard Russell 2000 Index Funds generated strong returns from their September 2010 inception through August 31, 2011. The small-capitalization stocks in the three funds’ Russell benchmarks finished the period a few steps ahead of the broader market. Stocks of all sizes and styles thrived before a spate of disappointing economic news and various geopolitical events at home and abroad cast a shadow on the market.

For the 11-plus months through August 31, 2011, the Russell 2000 Growth Index Fund was the top performer, returning about 13%. The Russell 2000 Value Index Fund was the weakest, returning about 6%. The Russell 2000 Index Fund, a blend of the growth and value components, returned about 9%. Each fund successfully tracked its target index. The Russell 2000 Value Index Fund trailed its peer group, while the Russell 2000 Index Fund and Russell 2000 Growth Index Fund were in range of their peers. Institutional Shares of the Russell 2000 Index Fund and the Russell 2000 Growth Index Fund, issued at later dates, returned –7.31% and –11.15%, respectively.

This report begins with a look at the investment environment that prevailed for the full fiscal year and then examines the dynamics that drove each fund’s performance during its briefer period of operation.

2

Strong 12-month returns in a tale of two markets
Global stock markets delivered strong returns in a fiscal year marked by distinct periods of strength and weakness.

During the first six months, stock prices surged, with the broad U.S. stock market returning about 29%. As the slow, grinding economic recovery seemed to gather momentum, energy and industrial stocks, which are keenly sensitive to the rhythms of the business cycle, produced the best returns.

In the second six months, growth decelerated and stock market volatility spiked, amplified by Europe’s sovereign-debt drama, political wrangling over the U.S. debt ceiling, and Standard & Poor’s decision to downgrade the U.S. credit rating. (Vanguard’s confidence in the “full faith and credit” of the U.S. government remains unshaken.) Stock prices retreated, and those sectors that led the market in the first half lost ground in the second, displaced by defensive sectors such as utilities and consumer staples.

Treasuries rallied as risk aversion returned
The stock market’s midyear pivot from offense to defense was mirrored in the bond market. In the first half of the year, yields rose (and prices declined) as the prospect of improved economic growth and inflationary pressures set the market’s tone. Corporate bonds outperformed U.S. Treasury securities.

Market Barometer
		Average Annual Total Returns
		Periods Ended August 31, 2011
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	19.06%	0.84%	1.11%
Russell 2000 Index (Small-caps)	22.19	0.83	1.53
Dow Jones U.S. Total Stock Market Index	19.16	1.18	1.52
MSCI All Country World Index ex USA (International)	10.34	–0.97	0.79

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	4.62%	7.23%	6.56%
Barclays Capital Municipal Bond Index
(Broad tax-exempt market)	2.66	6.00	4.94
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.24	1.69

CPI
Consumer Price Index	3.77%	1.12%	2.13%

3

In the second half, risk aversion set the tone. Investors bid up Treasuries, trimming the yield of the 10-year Treasury note to barely 2%, and government bonds were among the market’s best performers. For the full year, the taxable investment-grade U.S. bond market returned 4.62%; the broad municipal bond market returned 2.66%.

The yields of money market instruments hovered near zero, consistent with the Federal Reserve’s target for short-term interest rates. Toward the end of the period, the Fed indicated that it expected to maintain this exceptionally low target at least through mid-2013.

Small-caps managed gains despite subpar finish
Small-capitalization stocks, which tend to be more volatile than their large-cap counterparts, strongly rallied through the six months after the Vanguard Russell 2000 Index Funds’ inception. Investors, more receptive to risk, were optimistic that acceleration in the economic recovery would unlock new opportunity for smaller companies. Although the positive environment eroded and the stock market slid over the period’s final months, small-cap stocks finished with solid gains.

With the exception of the flat performance from financial stocks in the Russell 2000 Value Index, every sector of the small-cap market generated gains.

Expense Ratios
Your Fund Compared With Its Peer Group
	Institutional		Peer Group
	Shares	ETF Shares	Average
Russell 2000 Index Fund	0.08%	0.19%	1.38%
Russell 2000 Value Index Fund	—	0.27	1.53
Russell 2000 Growth Index Fund	0.08	0.20	1.61

The fund expense ratios shown are from the prospectus dated September 16, 2010, and represent estimated costs for the current fiscal year. For the periods from inception through August 31, 2011, the fund’s annualized expense ratios were: for the Russell 2000 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the Russell 2000 Value Index Fund, 0.20% for ETF Shares; and for the Russell 2000 Growth Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the Russell 2000 Index Fund, Small-Cap Core Funds; for the Russell 2000 Value Index Fund, Small-Cap Value Funds; and for the Russell 2000 Growth Index Fund, Small-Cap Growth Funds.

4

Information technology stocks were a bright spot for both the Russell 2000 Growth Index Fund and Russell 2000 Index Fund. Merger and acquisition activity, along with corporate and consumer spending, propelled returns in this sector. Solid performances came from a range of subsectors: software; internet software and services; communications equipment; and electronic equipment, instruments, and components.

Although the funds lacked heavy exposure to energy stocks, which tend to reside in the market’s larger-cap precincts, the strongest returns for all three funds came from that sector. As energy demand grew along with the prospect for higher prices, the Russell 2000 Growth Index Fund’s energy holdings returned about 35%, while those of the Russell 2000 Index Fund returned about 27% and those of the Russell 2000 Value Index Fund returned almost 20%.

The performance of industrial stocks trailed off as disappointing data emerged from the manufacturing front, but the sector held up over the period and made substantial contributions to all three funds. Before the recovery stalled, the nation’s factories were one of its bright spots, as they benefited from demand, both in the United States and overseas, for the basic building blocks of any economy. Farm equipment manufacturers, for example, were helped by higher food prices around the globe.

Weakness was most evident in the Russell 2000 Value Index Fund’s financial stocks, which made up about one-third of the portfolio and returned less than 1%. Returns were slightly better for the Russell 2000 Index Fund. Commercial banks, which were hurt by poor loan and revenue growth, were the culprit for both funds.

With turbulence inevitable, create a long-term plan
Like Vanguard’s other index funds, Vanguard Russell 2000 Index Funds benefit from Vanguard’s pioneering work in index fund management and from its low costs, which minimize the friction between fund and market performance.

Over the past year, these timeless benefits have probably been less striking than the stock market’s volatility, which rippled unevenly through the market’s different sectors. And while the broad stock market has made an impressive comeback since March 2009, investors, especially those who endured the financial crisis of 2008–2009, may have found the recent stretch of volatility unsettling.

However, while such volatility can be alarming, it’s not atypical. Recent Vanguard research has found that stock market volatility in the weeks after Standard & Poor’s downgraded the U.S. credit rating was consistent with the volatility seen during other global shocks such as the

5

Russian default in 1998, the terrorist attacks on September 11, 2001, and the more recent global financial crisis.

Of course, you can’t control how the markets will perform. But you can control how you react to market swings and build a portfolio that is appropriate for your goals and tolerance for risk.

We counsel investors to avoid making investment decisions based on emotion and to create a diversified and balanced investment portfolio with a combination of risk control and return potential that can reinforce your resolve to stick with your plan through the stock market’s occasional, and inevitable, rough patches. The Russell 2000 Index Funds, with their low costs and broad diversification across the entire U.S. small-cap market, can be an important part of such a plan.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
September 19, 2011

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more accurate tally of the operating costs incurred by shareholders.

6

Your Fund’s Performance at a Glance
Inception Through August 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Russell 2000 Index Fund
Institutional Shares
(Inception: 12/22/2010)	$119.33	$110.21	$0.432	$0.000
ETF Shares (Inception: 9/20/2010)	52.78	57.66	0.226	0.000
Russell 2000 Value Index Fund
ETF Shares (Inception: 9/20/2010)	$52.39	$55.14	$0.420	$0.000
Russell 2000 Growth Index Fund
Institutional Shares
(Inception: 5/25/2011)	$128.54	$114.21	$0.000	$0.000
ETF Shares (Inception: 9/20/2010)	53.17	60.02	0.170	0.000

7

Russell 2000 Index Fund

Fund Profile
As of August 31, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,975	1,966	3,716
Median Market Cap	$1.1B	$1.1B	$30.4B
Price/Earnings Ratio	22.6x	22.7x	14.7x
Price/Book Ratio	1.7x	1.7x	2.0x
Yield[3]		1.5%	2.0%
Institutional Shares	1.4%	—	—
ETF Shares	1.3%	—	—
Return on Equity	9.1%	9.1%	19.0%
Earnings Growth Rate	3.9%	3.8%	7.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	34%	—	—
Expense Ratio[4]		—	—
Institutional Shares	0.08%
ETF Shares	0.19%
Short-Term Reserves	–0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	13.3%	13.3%	12.3%
Consumer Staples	3.6	3.6	10.5
Energy	7.0	7.0	10.8
Financials	21.8	21.6	14.8
Health Care	12.4	12.5	11.4
Industrials	15.4	15.5	11.0
Information Technology	16.9	16.9	18.7
Materials	4.9	4.9	4.4
Telecommunication
Services	1.0	1.0	2.6
Utilities	3.7	3.7	3.5

Ten Largest Holdings[5] (% of total net assets)

InterDigital Inc.	Communications
	Equipment	0.3%
MFA Financial Inc.	Mortgage REITs	0.2
American Campus
Communities Inc.	Residential REITs	0.2
Healthspring Inc.	Managed
	Health Care	0.2
World Fuel Services Corp.	Oil & Gas Refining
	& Marketing	0.2
Mid-America Apartment
Communities Inc.	Residential REITs	0.2
Home Properties Inc.	Residential REITs	0.2
Signature Bank	Regional Banks	0.2
Coeur d’Alene	Precious Metals
Mines Corp.	& Minerals	0.2
Nicor Inc.	Gas Utilities	0.2
Top Ten		2.1%

Investment Focus

1 Russell 2000 Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 The expense ratios shown are from the prospectus dated September 16, 2010, and represent estimated costs for the current fiscal year. For the periods from inception through August 31, 2011, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.
5 The holdings listed exclude any temporary cash investments and equity index products.

8

Russell 2000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 20, 2010, Through August 31, 2011
Initial Investment of $10,000

	Total Returns
	Period Ended August 31, 2011	Final Value
	Since	of a $10,000
	Inception[1]	Investment
Russell 2000 Index Fund ETF Shares Net Asset Value	9.64%	$10,964
Russell 2000 Index Fund ETF Shares Market Price	9.59	10,959
Dow Jones U.S. Total Stock Market Index	9.04	10,904
Russell 2000 Index	9.72	10,972
Small-Cap Core Funds Average[2]	10.02	11,002

		Final Value of
	Since	a $5,000,000
	Inception[1]	Investment
Russell 2000 Index Fund Institutional Shares	–7.31%	$4,634,680
Dow Jones U.S. Total Stock Market Index	–2.67	4,866,378
Russell 2000 Index	–7.31	4,634,625

1 Performance for the fund and its comparative standards is calculated since the following inception dates: September 20, 2010, for ETF Shares; and December 22, 2010, for Institutional Shares.
2 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend and capital gains information.

9

Russell 2000 Index Fund

Cumulative Returns of ETF Shares: September 20, 2010, Through August 31, 2011
Cumulative
Since
Inception
Russell 2000 Index Fund ETF Shares Market Price	9.59%
Russell 2000 Index Fund ETF Shares Net Asset Value	9.64
Russell 2000 Index	9.72

Fiscal-Period Total Returns (%): September 20, 2010, Through August 31, 2011

Total Returns: Periods Ended June 30, 2011
This table presents total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
Institutional Shares	12/22/2010	5.33%
ETF Shares	9/20/2010
Market Price		24.55
Net Asset Value		24.59

10

Russell 2000 Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of August 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Sotheby’s	6,603	246	0.2%
* Warnaco Group Inc.	4,302	230	0.2%
* CROCS Inc.	8,360	229	0.2%
Consumer Discretionary—Other †		13,452	12.6%
		14,157	13.2%
Consumer Staples
Nu Skin Enterprises Inc. Class A	5,357	227	0.2%
Consumer Staples—Other †		3,631	3.4%
		3,858	3.6%
Energy
World Fuel Services Corp.	6,922	257	0.3%
Berry Petroleum Co. Class A	5,039	247	0.2%
* CVR Energy Inc.	8,582	244	0.2%
* Rosetta Resources Inc.	5,181	238	0.2%
* Complete Production Services Inc.	7,715	224	0.2%
* Bill Barrett Corp.	4,614	221	0.2%
* Dril-Quip Inc.	3,360	217	0.2%
Energy—Other †		5,830	5.5%
		7,478	7.0%
Financials
MFA Financial Inc.	34,805	261	0.3%
American Campus Communities Inc.	6,639	259	0.3%
Mid-America Apartment Communities Inc.	3,588	256	0.2%
Home Properties Inc.	3,820	255	0.2%
* Signature Bank	4,498	250	0.2%
Tanger Factory Outlet Centers	8,399	236	0.2%
BioMed Realty Trust Inc.	12,830	235	0.2%
Hancock Holding Co.	7,460	233	0.2%
Highwoods Properties Inc.	7,050	231	0.2%
National Retail Properties Inc.	8,310	227	0.2%

11

Russell 2000 Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* ProAssurance Corp.	2,990	217	0.2%
CBL & Associates Properties Inc.	14,503	213	0.2%
Equity Lifestyle Properties Inc.	3,009	207	0.2%
Kilroy Realty Corp.	5,714	204	0.2%
Post Properties Inc.	4,872	204	0.2%
Hatteras Financial Corp.	7,307	202	0.2%
Financials—Other †		19,575	18.3%
		23,265	21.7%
Health Care
* Healthspring Inc.	6,624	259	0.2%
Medicis Pharmaceutical Corp. Class A	6,035	235	0.2%
* Cepheid Inc.	6,039	219	0.2%
* HMS Holdings Corp.	8,287	217	0.2%
* Onyx Pharmaceuticals Inc.	6,193	211	0.2%
* Cubist Pharmaceuticals Inc.	5,860	203	0.2%
Health Care—Other †		11,941	11.2%
		13,285	12.4%
Industrials
* Clean Harbors Inc.	4,581	247	0.3%
CLARCOR Inc.	4,929	229	0.2%
* Esterline Technologies Corp.	2,980	224	0.2%
HEICO Corp.	4,078	222	0.2%
* Hexcel Corp.	9,574	220	0.2%
* Alaska Air Group Inc.	3,503	202	0.2%
* Genesee & Wyoming Inc. Class A	3,874	201	0.2%
Industrials—Other †		14,910	13.9%
		16,455	15.4%
Information Technology
InterDigital Inc.	4,434	312	0.3%
Jack Henry & Associates Inc.	8,439	247	0.2%
* Parametric Technology Corp.	11,643	210	0.2%
* Netlogic Microsystems Inc.	6,678	200	0.2%
Information Technology—Other †		17,039	15.9%
		18,008	16.8%
Materials
* Coeur d’Alene Mines Corp.	8,751	249	0.2%
* Hecla Mining Co.	27,292	209	0.2%
Materials—Other †		4,802	4.5%
		5,260	4.9%

Telecommunication Services †		1,105	1.0%

Utilities
Nicor Inc.	4,452	247	0.2%
Piedmont Natural Gas Co. Inc.	7,018	217	0.2%
Cleco Corp.	5,961	212	0.2%
WGL Holdings Inc.	5,007	207	0.2%
Utilities—Other †		3,073	2.9%
		3,956	3.7%
Total Common Stocks (Cost $116,178)		106,827	99.7%[1]

12

Russell 2000 Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund	0.132%	6,071,000	6,071	5.7%

3U.S. Government and Agency Obligations †			150	0.1%
Total Temporary Cash Investments (Cost $6,221)			6,221	5.8%[1]
Total Investments (Cost $122,399)			113,048	105.5%
Other Assets and Liabilities
Other Assets			240	0.2%
Liabilities			(6,169)	(5.7%)
			(5,929)	(5.5%)
Net Assets			107,119	100.0%

Market
Value•
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	113,048
Other Assets	240
Total Assets	113,288
Liabilities
Payables for Investment Securities Purchased	6,162
Other Liabilities	7
Total Liabilities	6,169
Net Assets	107,119

13

Russell 2000 Index Fund

At August 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	116,761
Undistributed Net Investment Income	690
Accumulated Net Realized Losses	(998)
Unrealized Appreciation (Depreciation)
Investment Securities	(9,351)
Futures Contracts	17
Net Assets	107,119

Institutional Shares—Net Assets
Applicable to 710,314 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	78,287
Net Asset Value Per Share—Institutional Shares	$110.21

ETF Shares—Net Assets
Applicable to 500,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	28,832
Net Asset Value Per Share—ETF Shares	$57.66

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 5.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $50,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 2000 Index Fund

Statement of Operations

September 20, 2010[1] to
August 31, 2011
($000)
Investment Income
Income
Dividends	840
Interest[2]	1
Total Income	841
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	—
Management and Administrative—ETF Shares	17
Marketing and Distribution—Institutional Shares	5
Marketing and Distribution—ETF Shares	2
Custodian Fees	34
Auditing Fees	7
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	67
Net Investment Income	774
Realized Net Gain (Loss)
Investment Securities Sold	2,390
Futures Contracts	30
Realized Net Gain (Loss)	2,420
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(9,351)
Futures Contracts	17
Change in Unrealized Appreciation (Depreciation)	(9,334)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,140)
1 Inception.
2 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 2000 Index Fund

Statement of Changes in Net Assets

September 20, 2010[1] to
August 31, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	774
Realized Net Gain (Loss)	2,420
Change in Unrealized Appreciation (Depreciation)	(9,334)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,140)
Distributions
Net Investment Income
Institutional Shares	(16)
ETF Shares	(68)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(84)
Capital Share Transactions
Institutional Shares	83,851
ETF Shares	29,492
Net Increase (Decrease) from Capital Share Transactions	113,343
Total Increase (Decrease)	107,119
Net Assets
Beginning of Period	—
End of Period[2]	107,119
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $690,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Russell 2000 Index Fund

Financial Highlights

Institutional Shares
December 22, 2010[1] to
For a Share Outstanding Throughout the Period	August 31, 2011
Net Asset Value, Beginning of Period	$119.33
Investment Operations
Net Investment Income	.652
Net Realized and Unrealized Gain (Loss) on Investments	(9.340)
Total from Investment Operations	(8.688)
Distributions
Dividends from Net Investment Income	(.432)
Distributions from Realized Capital Gains	—
Total Distributions	(.432)
Net Asset Value, End of Period	$110.21

Total Return	–7.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$78
Ratio of Total Expenses to Average Net Assets	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.21%[2]
Portfolio Turnover Rate[3]	34%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Russell 2000 Index Fund

Financial Highlights

ETF Shares
September 20, 2010[1] to
For a Share Outstanding Throughout the Period	August 31, 2011
Net Asset Value, Beginning of Period	$52.78
Investment Operations
Net Investment Income	.575
Net Realized and Unrealized Gain (Loss) on Investments	4.531
Total from Investment Operations	5.106
Distributions
Dividends from Net Investment Income	(.226)
Distributions from Realized Capital Gains	—
Total Distributions	(.226)
Net Asset Value, End of Period	$57.66

Total Return	9.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29
Ratio of Total Expenses to Average Net Assets	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.14%[2]
Portfolio Turnover Rate[3]	34%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Russell 2000 Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 22, 2010. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended August 31, 2011, and has concluded that no provision for federal income tax is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

19

Russell 2000 Index Fund

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $18,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	106,826	—	1
Temporary Cash Investments	6,071	150	—
Futures Contracts—Assets[1]	4	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	112,900	150	1
1 Represents variation margin on the last day of the reporting period.

20

Russell 2000 Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended August 31, 2011:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of September 20, 2010[1]	—
Transfers into Level 3	1
Balance as of August 31, 2011	1
1 Inception.

D. At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	September 2011	3	218	17

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the period ended August 31, 2011, the fund realized $3,418,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at August 31, 2011, the fund had $690,000 of ordinary income available for distribution. The fund realized losses of $974,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012.

At August 31, 2011, the cost of investment securities for tax purposes was $122,406,000. Net unrealized depreciation of investment securities for tax purposes was $9,358,000, consisting of unrealized gains of $4,470,000 on securities that had risen in value since their purchase and $13,828,000 in unrealized losses on securities that had fallen in value since their purchase.

21

Russell 2000 Index Fund

F. During the period ended August 31, 2011, the fund purchased $168,640,000 of investment securities and sold $54,846,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

		Inception[1] to
	August 31, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	90,835	767
Issued in Lieu of Cash Distributions	16	—
Redeemed	(7,000)	(57)
Net Increase (Decrease)—Institutional Shares	83,851	710
ETF Shares
Issued	59,242	1,000
Issued in Lieu of Cash Distributions	—	—
Redeemed	(29,750)	(500)
Net Increase (Decrease)—ETF Shares	29,492	500
1 Inception was September 20, 2010, for the ETF Shares and December 22, 2010, for the Institutional Shares.

H. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

Russell 2000 Value Index Fund

Fund Profile
As of August 31, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,350	1,350	3,716
Median Market Cap	$0.9B	$0.9B	$30.4B
Price/Earnings Ratio	19.0x	19.0x	14.7x
Price/Book Ratio	1.2x	1.2x	2.0x
Yield[3]	1.8%	2.2%	2.0%
Return on Equity	6.8%	6.8%	19.0%
Earnings Growth Rate	–0.3%	–0.3%	7.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	101%	—	—
Expense Ratio[4]	0.27%	—	—
Short-Term Reserves	–0.2%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11.7%	11.7%	12.3%
Consumer Staples	3.0	2.9	10.5
Energy	5.2	5.2	10.8
Financials	35.4	35.3	14.8
Health Care	5.3	5.3	11.4
Industrials	14.9	15.0	11.0
Information Technology	11.0	11.0	18.7
Materials	5.4	5.4	4.4
Telecommunication
Services	0.8	0.8	2.6
Utilities	7.3	7.4	3.5

Ten Largest Holdings[5] (% of total net assets)
MFA Financial Inc.	Mortgage REITs	0.5%
Nicor Inc.	Gas Utilities	0.5
BioMed Realty Trust Inc.	Office REITs	0.4
Hancock Holding Co.	Regional Banks	0.4
Coeur d’Alene	Precious Metals
Mines Corp.	& Minerals	0.4
National Retail
Properties Inc.	Retail REITs	0.4
Esterline	Aerospace &
Technologies Corp.	Defense	0.4
ProAssurance Corp.	Property &
	Casualty Insurance	0.4
Piedmont Natural
Gas Co. Inc.	Gas Utilities	0.4
Cleco Corp.	Electric	0.4
Top Ten		4.2%

Investment Focus

1 Russell 2000 Value Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 The expense ratio shown is from the prospectus dated September 16, 2010, and represents estimated costs for the current fiscal year. For the period from inception through August 31, 2011, the annualized expense ratio was 0.20%.
5 The holdings listed exclude any temporary cash investments and equity index products.

23

Russell 2000 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 20, 2010, Through August 31, 2011
Initial Investment of $10,000

	Total Returns
	Period Ended August 31, 2011	Final Value
	Since	of a $10,000
	Inception[1]	Investment
Russell 2000 Value Index Fund ETF Shares
Net Asset Value	5.98%	$10,598
Russell 2000 Value Index Fund ETF Shares Market Price	5.85	10,585
Dow Jones U.S. Total Stock Market Index	9.04	10,904
Russell 2000 Value Index	6.07	10,607
Small-Cap Value Funds Average[2]	6.99	10,699

Cumulative Returns of ETF Shares: September 20, 2010, Through August 31, 2011
Cumulative
Since
Inception
Russell 2000 Value Index Fund ETF Shares Market Price	5.85%
Russell 2000 Value Index Fund ETF Shares Net Asset Value	5.98
Russell 2000 Value Index	6.07

1 Performance for the fund and its comparative standards is calculated since September 20, 2010.
2 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend and capital gains information.

24

Russell 2000 Value Index Fund

Fiscal-Period Total Returns (%): September 20, 2010, Through August 31, 2011

Total Returns: Period Ended June 30, 2011
This table presents total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
ETF Shares	9/20/2010
Market Price		20.07%
Net Asset Value		20.12

25

Russell 2000 Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of August 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Rent-A-Center Inc.	1,926	54	0.3%
Consumer Discretionary—Other †		1,863	11.3%
		1,917	11.6%

Consumer Staples †		488	3.0%

Energy
* Bill Barrett Corp.	1,320	63	0.4%
* Helix Energy Solutions Group Inc.	3,209	54	0.3%
Bristow Group Inc.	1,100	48	0.3%
Energy—Other †		686	4.1%
		851	5.1%
Financials
MFA Financial Inc.	10,777	81	0.5%
BioMed Realty Trust Inc.	3,973	73	0.4%
Hancock Holding Co.	2,310	72	0.4%
National Retail Properties Inc.	2,573	70	0.4%
* ProAssurance Corp.	926	67	0.4%
Post Properties Inc.	1,509	63	0.4%
Hatteras Financial Corp.	2,263	62	0.4%
Entertainment Properties Trust	1,412	60	0.4%
Alterra Capital Holdings Ltd.	2,747	56	0.3%
Apollo Investment Corp.	5,930	54	0.3%
Prosperity Bancshares Inc.	1,420	54	0.3%
Colonial Properties Trust	2,527	53	0.3%
Starwood Property Trust Inc.	2,822	52	0.3%
Invesco Mortgage Capital Inc.	2,814	50	0.3%
First American Financial Corp.	3,184	49	0.3%
LaSalle Hotel Properties	2,576	48	0.3%
* SVB Financial Group	1,010	47	0.3%

26

Russell 2000 Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Washington Real Estate Investment Trust	1,487	46	0.3%
CBL & Associates Properties Inc.	3,090	45	0.3%
American Campus Communities Inc.	1,145	45	0.3%
Financials—Other †		4,699	28.4%
		5,846	35.3%
Health Care
* Healthsouth Corp.	2,880	62	0.4%
* Magellan Health Services Inc.	972	48	0.3%
* Viropharma Inc.	2,300	46	0.3%
Health Care—Other †		715	4.3%
		871	5.3%
Industrials
* Esterline Technologies Corp.	923	69	0.4%
* Alaska Air Group Inc.	1,024	59	0.3%
Robbins & Myers Inc.	1,194	57	0.3%
Triumph Group Inc.	1,007	53	0.3%
* Moog Inc. Class A	1,242	50	0.3%
Mueller Industries Inc.	990	47	0.3%
* EMCOR Group Inc.	2,024	46	0.3%
* FTI Consulting Inc.	1,273	46	0.3%
AO Smith Corp.	1,151	45	0.3%
Industrials—Other †		1,981	12.0%
		2,453	14.8%
Information Technology
* CACI International Inc. Class A	847	47	0.3%
* RF Micro Devices Inc.	7,480	46	0.3%
Information Technology—Other †		1,710	10.3%
		1,803	10.9%
Materials
* Coeur d’Alene Mines Corp.	2,534	72	0.5%
Sensient Technologies Corp.	1,516	55	0.3%
Materials—Other †		762	4.6%
		889	5.4%

Telecommunication Services †		132	0.8%

Utilities
Nicor Inc.	1,379	77	0.5%
Piedmont Natural Gas Co. Inc.	2,173	67	0.4%
Cleco Corp.	1,846	66	0.4%
WGL Holdings Inc.	1,551	64	0.4%
New Jersey Resources Corp.	1,253	59	0.4%
IDACORP Inc.	1,501	57	0.3%
Portland General Electric Co.	2,280	55	0.3%
UIL Holdings Corp.	1,530	52	0.3%
Southwest Gas Corp.	1,388	51	0.3%
Avista Corp.	1,745	44	0.3%
Utilities—Other †		619	3.7%
		1,211	7.3%
Total Common Stocks (Cost $16,157)		16,461	99.5%[1]

27

Russell 2000 Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
2 Vanguard Market Liquidity Fund
(Cost $3)	0.132%	2,777	3	0.0%
Total Investments (Cost $16,160)			16,464	99.5%
Other Assets and Liabilities
Other Assets			2,990	18.1%
Liabilities			(2,913)	(17.6%)
			77	0.5%
Net Assets			16,541	100.0%

				Market
				Value•
				($000)
Statement of Assets and Liabilities
Asset
Investments in Securities, at Value				16,464
Receivables for Investment Securities Sold				2,952
Other Assets				38
Total Assets				19,454
Liabilities
Payables for Investment Securities Purchased				2,912
Other Liabilities				1
Total Liabilities				2,913
Net Assets				16,541

28

Russell 2000 Value Index Fund

At August 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	16,507
Undistributed Net Investment Income	55
Accumulated Net Realized Losses	(326)
Unrealized Appreciation (Depreciation)
Investment Securities	304
Futures Contracts	1
Net Assets	16,541

ETF Shares—Net Assets
Applicable to 300,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,541
Net Asset Value Per Share	$55.14

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its assets in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock position represents 100.0% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

29

Russell 2000 Value Index Fund

Statement of Operations

September 20, 2010[1] to
August 31, 2011
($000)
Investment Income
Income
Dividends	118
Interest	1
Total Income	119
Expenses
The Vanguard Group—Note B
Management and Administrative	1
Custodian Fees	3
Auditing Fees	7
Shareholders’ Reports	1
Total Expenses	12
Net Investment Income	107
Realized Net Gain (Loss)
Investment Securities Sold	340
Futures Contracts	5
Realized Net Gain (Loss)	345
Change in Unrealized Appreciation (Depreciation)
Investment Securities	304
Futures Contracts	1
Change in Unrealized Appreciation (Depreciation)	305
Net Increase (Decrease) in Net Assets Resulting from Operations	757
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Russell 2000 Value Index Fund

Statement of Changes in Net Assets

September 20, 2010[1] to
August 31, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	107
Realized Net Gain (Loss)	345
Change in Unrealized Appreciation (Depreciation)	305
Net Increase (Decrease) in Net Assets Resulting from Operations	757
Distributions
Net Investment Income	(42)
Realized Capital Gain	—
Total Distributions	(42)
Capital Share Transactions
Issued	21,329
Issued in Lieu of Cash Distributions	—
Redeemed	(5,503)
Net Increase (Decrease) from Capital Share Transactions	15,826
Total Increase (Decrease)	16,541
Net Assets
Beginning of Period	—
End of Period[2]	16,541
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $55,000.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Russell 2000 Value Index Fund

Financial Highlights

ETF Shares
September 20, 2010[1] to
For a Share Outstanding Throughout the Period	August 31, 2011
Net Asset Value, Beginning of Period	$52.39
Investment Operations
Net Investment Income	.921[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.249
Total from Investment Operations	3.170
Distributions
Dividends from Net Investment Income	(.420)
Distributions from Realized Capital Gains	—
Total Distributions	(.420)
Net Asset Value, End of Period	$55.14

Total Return	5.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17
Ratio of Total Expenses to Average Net Assets	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.79%[3]
Portfolio Turnover Rate[4]	101%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Russell 2000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Shares as of August 31, 2011. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended August 31, 2011, and has concluded that no provision for federal income tax is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

33

Russell 2000 Value Index Fund

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $1,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2011, 100% of the fund’s market value was valued based on Level 1 inputs.

D. At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	September 2011	1	73	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

34

Russell 2000 Value Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the period ended August 31, 2011, the fund realized $670,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income and realized capital gains. Accordingly, the fund has reclassified $10,000 from undistributed net investment income, and $1,000 from accumulated net realized losses, to paid-in capital.

For tax purposes, at August 31, 2011, the fund had $55,000 of ordinary income available for distribution. The fund realized losses of $325,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012.

At August 31, 2011, the cost of investment securities for tax purposes was $16,160,000. Net unrealized appreciation of investment securities for tax purposes was $304,000, consisting of unrealized gains of $411,000 on securities that had risen in value since their purchase and $107,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the period ended August 31, 2011, the fund purchased $28,310,000 of investment securities and sold $12,486,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

September 20, 2010[1] to
August 31, 2011
Shares
(000)
ETF Shares
Issued	400
Issued in Lieu of Cash Distributions	—
Redeemed	(100)
Net Increase (Decrease) in Shares Outstanding	300
1 Inception.

H. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

35

Russell 2000 Growth Index Fund

Fund Profile
As of August 31, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,156	1,146	3,716
Median Market Cap	$1.3B	$1.3B	$30.4B
Price/Earnings Ratio	27.8x	27.8x	14.7x
Price/Book Ratio	3.1x	3.1x	2.0x
Yield[3]		0.7%	2.0%
Institutional Shares	0.6%	—	—
ETF Shares	0.5%	—	—
Return on Equity	11.8%	11.8%	19.0%
Earnings Growth Rate	8.2%	8.1%	7.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	78%	—	—
Expense Ratio[4]		—	—
Institutional Shares	0.08%
ETF Shares	0.20%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14.9%	14.8%	12.3%
Consumer Staples	4.2	4.3	10.5
Energy	8.8	8.8	10.8
Financials	8.1	8.0	14.8
Health Care	19.5	19.6	11.4
Industrials	16.0	16.1	11.0
Information Technology	22.7	22.6	18.7
Materials	4.4	4.5	4.4
Telecommunication
Services	1.3	1.2	2.6
Utilities	0.1	0.1	3.5

Ten Largest Holdings[5] (% of total net assets)
InterDigital Inc.	Communications
	Equipment	0.6%
Mid-America Apartment
Communities Inc.	Residential REITs	0.5
Home Properties Inc.	Residential REITs	0.5
Signature Bank	Regional Banks	0.5
Berry Petroleum Co.	Oil & Gas
	Exploration &
	Production	0.5
Jack Henry &	Data Processing
Associates Inc.	& Outsourced
	Services	0.5
Clean Harbors Inc.	Environmental &
	Facilities Services	0.5
Sotheby’s	Specialized
	Consumer Services	0.5
CVR Energy Inc.	Oil & Gas Refining
	& Marketing	0.5
Rosetta Resources Inc.	Oil & Gas
	Exploration &
	Production	0.4
Top Ten		5.0%

Investment Focus

1 Russell 2000 Growth Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 The expense ratios shown are from the prospectus dated September 16, 2010, and represent estimated costs for the current fiscal year. For the periods from inception through August 31, 2011, the annualized expense ratios were 0.08% for Institutional Shares and 0.20% for ETF Shares.
5 The holdings listed exclude any temporary cash investments and equity index products.

36

Russell 2000 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 20, 2010, Through August 31, 2011
Initial Investment of $10,000

	Total Returns
	Period Ended August 31, 2011	Final Value
	Since	of a $10,000
	Inception[1]	Investment
Russell 2000 Growth Index Fund ETF Shares
Net Asset Value	13.18%	$11,318
Russell 2000 Growth Index Fund ETF Shares Market Price	13.06	11,306
Dow Jones U.S. Total Stock Market Index	9.04	10,904
Russell 2000 Growth Index	13.33	11,333
Small-Cap Growth Funds Average[2]	12.80	11,280

		Final Value of
	Since	a $5,000,000
	Inception[1]	Investment
Russell 2000 Growth Index Fund Institutional Shares	–11.15%	$4,442,586
Dow Jones U.S. Total Stock Market Index	–7.81	4,609,486
Russell 2000 Growth Index	–11.11	4,444,701

1 Performance for the fund and its comparative standards is calculated since the following inception dates: September 20, 2010, for ETF Shares; and May 25, 2011, for Institutional Shares.
2 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend and capital gains information.

37

Russell 2000 Growth Index Fund

Cumulative Returns of ETF Shares: September 20, 2010, Through August 31, 2011
Cumulative
Since
Inception
Russell 2000 Growth Index Fund ETF Shares Market Price	13.06%
Russell 2000 Growth Index Fund ETF Shares Net Asset Value	13.18
Russell 2000 Growth Index	13.33

Fiscal-Period Total Returns (%): September 20, 2010, Through August 31, 2011

Total Returns: Periods Ended June 30, 2011
This table presents total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
Institutional Shares	5/25/2011	1.17%
ETF Shares	9/20/2010
Market Price		28.85
Net Asset Value		28.91

38

Russell 2000 Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of August 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Sotheby’s	4,183	156	0.5%
* CROCS Inc.	5,296	145	0.4%
* Tenneco Inc.	3,748	123	0.4%
* Warnaco Group Inc.	2,297	123	0.4%
Wolverine World Wide Inc.	3,078	112	0.3%
* Ascena Retail Group Inc.	3,895	111	0.3%
Consumer Discretionary—Other †		4,281	12.6%
		5,051	14.9%
Consumer Staples
Nu Skin Enterprises Inc. Class A	3,395	144	0.4%
* Darling International Inc.	7,252	122	0.3%
* United Natural Foods Inc.	2,998	122	0.4%
Consumer Staples—Other †		1,054	3.1%
		1,442	4.2%
Energy
Berry Petroleum Co. Class A	3,191	156	0.5%
* CVR Energy Inc.	5,436	155	0.5%
* Rosetta Resources Inc.	3,282	151	0.4%
* Complete Production Services Inc.	4,888	142	0.4%
* Dril-Quip Inc.	2,130	138	0.4%
* Energy XXI Bermuda Ltd.	4,518	121	0.4%
Lufkin Industries Inc.	1,889	118	0.3%
Energy—Other †		1,999	5.9%
		2,980	8.8%
Financials
Mid-America Apartment Communities Inc	. 2,272	162	0.5%
Home Properties Inc.	2,420	162	0.5%
* Signature Bank	2,849	158	0.5%
Tanger Factory Outlet Centers	5,321	150	0.4%
Highwoods Properties Inc.	3,386	111	0.3%
Financials—Other †		1,992	5.9%
		2,735	8.1%

39

Russell 2000 Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Cepheid Inc.	3,827	139	0.4%
*	HMS Holdings Corp.	5,250	138	0.4%
*	Onyx Pharmaceuticals Inc.	3,926	134	0.4%
*	Cubist Pharmaceuticals Inc.	3,715	129	0.4%
*	athenahealth Inc.	2,161	125	0.4%
	Medicis Pharmaceutical Corp. Class A	3,153	123	0.4%
*	WellCare Health Plans Inc.	2,638	121	0.4%
	STERIS Corp.	3,671	118	0.3%
	Quality Systems Inc.	1,202	111	0.3%
	Health Care—Other †		5,497	16.2%
			6,635	19.6%
Industrials
*	Clean Harbors Inc.	2,901	156	0.5%
	HEICO Corp.	2,585	141	0.4%
	CLARCOR Inc.	2,967	138	0.4%
*	Genesee & Wyoming Inc. Class A	2,456	128	0.4%
	Acuity Brands Inc.	2,684	124	0.4%
	Woodward Inc.	3,811	124	0.4%
*	Dollar Thrifty Automotive Group Inc.	1,793	119	0.3%
*	Hexcel Corp.	5,136	118	0.3%
*	Acacia Research - Acacia Technologies	2,652	116	0.3%
	Industrials—Other †		4,267	12.6%
			5,431	16.0%
Information Technology
	InterDigital Inc.	2,809	198	0.6%
	Jack Henry & Associates Inc.	5,345	156	0.5%
*	Parametric Technology Corp.	7,380	133	0.4%
*	Netlogic Microsystems Inc.	4,234	127	0.4%
	ADTRAN Inc.	4,008	124	0.4%
*	SuccessFactors Inc.	5,159	120	0.3%
*	Universal Display Corp.	2,384	117	0.3%
*	Concur Technologies Inc.	2,769	116	0.3%
*	Aruba Networks Inc.	5,291	113	0.3%
*	QLIK Technologies Inc.	4,365	111	0.3%
	Information Technology—Other †		6,404	18.9%
			7,719	22.7%
Materials
*	Hecla Mining Co.	17,292	133	0.4%
	Materials—Other †		1,377	4.0%
			1,510	4.4%

Telecommunication Services †			431	1.3%

Utilities †			29	0.1%
Total Investments (Cost $36,672)			33,963	100.1%
Other Assets and Liabilities
Other Assets			4,255	12.6%
Liabilities			(4,303)	(12.7%)
			(48)	(0.1%)
Net Assets			33,915	100.0%

40

Russell 2000 Growth Index Fund

Market
Value•
($000)
Statement of Assets and Liabilities
Asset
Investments in Securities, at Value	33,963
Receivables for Investment Securities Sold	4,232
Other Assets	23
Total Assets	38,218
Liabilities
Payables for Investment Securities Purchased	4,239
Other Liabilities	64
Total Liabilities	4,303
Net Assets	33,915

At August 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	37,885
Undistributed Net Investment Income	61
Accumulated Net Realized Losses	(1,322)
Unrealized Appreciation (Depreciation)	(2,709)
Net Assets	33,915

Institutional Shares—Net Assets
Applicable to 191,846 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	21,911
Net Asset Value Per Share—Institutional Shares	$114.21

ETF Shares—Net Assets
Applicable to 200,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,004
Net Asset Value Per Share—ETF Shares	$60.02

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
See accompanying Notes, which are an integral part of the Financial Statements.

41

Russell 2000 Growth Index Fund

Statement of Operations

September 20, 2010[1] to
August 31, 2011
($000)
Investment Income
Income
Dividends	116
Total Income	116
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	1
Management and Administrative—ETF Shares	13
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—ETF Shares	—
Custodian Fees	8
Auditing Fees	7
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	30
Net Investment Income	86
Realized Net Gain (Loss)
Investment Securities Sold	107
Futures Contracts	5
Realized Net Gain (Loss)	112
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(2,709)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,511)
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Russell 2000 Growth Index Fund

Statement of Changes in Net Assets

September 20, 2010[1] to
August 31, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	86
Realized Net Gain (Loss)	112
Change in Unrealized Appreciation (Depreciation)	(2,709)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,511)
Distributions
Net Investment Income	—
Institutional Shares	—
ETF Shares	(17)
Realized Capital Gain	—
Institutional Shares	—
ETF Shares	—
Total Distributions	(17)
Capital Share Transactions
Institutional Shares	23,736
ETF Shares	12,707
Net Increase (Decrease) from Capital Share Transactions	36,443
Total Increase (Decrease)	33,915
Net Assets
Beginning of Period	—
End of Period[2]	33,915
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $61,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Russell 2000 Growth Index Fund

Financial Highlights

Institutional Shares
May 25, 2011[1] to
For a Share Outstanding Throughout the Period	August 31, 2011
Net Asset Value, Beginning of Period	$128.54
Investment Operations
Net Investment Income	.228
Net Realized and Unrealized Gain (Loss) on Investments	(14.558)
Total from Investment Operations	(14.330)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$114.21

Total Return	–11.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22
Ratio of Total Expenses to Average Net Assets	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	0.57%[2]
Portfolio Turnover Rate[3]	78%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Russell 2000 Growth Index Fund

Financial Highlights

ETF Shares
September 20, 2010[1] to
For a Share Outstanding Throughout the Period	August 31, 2011
Net Asset Value, Beginning of Period	$53.17
Investment Operations
Net Investment Income	.258
Net Realized and Unrealized Gain (Loss) on Investments	6.762
Total from Investment Operations	7.020
Distributions
Dividends from Net Investment Income	(.170)
Distributions from Realized Capital Gains	—
Total Distributions	(.170)
Net Asset Value, End of Period	$60.02

Total Return	13.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12
Ratio of Total Expenses to Average Net Assets	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	0.45%[2]
Portfolio Turnover Rate[3]	78%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Russell 2000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on May 25, 2011. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended August 31, 2011, and has concluded that no provision for federal income tax is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

46

Russell 2000 Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $6,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2011, 100% of the fund’s market value was valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the period ended August 31, 2011, the fund realized $1,434,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income. Accordingly, the fund has reclassified $8,000 from undistributed net investment income to paid-in capital.

For tax purposes, at August 31, 2011, the fund had $61,000 of ordinary income available for distribution. The fund realized losses of $1,318,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012.

47

Russell 2000 Growth Index Fund

At August 31, 2011, the cost of investment securities for tax purposes was $36,676,000. Net unrealized depreciation of investment securities for tax purposes was $2,713,000, consisting of unrealized gains of $772,000 on securities that had risen in value since their purchase and $3,485,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended August 31, 2011, the fund purchased $64,412,000 of investment securities and sold $27,847,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

		Inception[1] to
	August 31, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	23,736	192
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease)—Institutional Shares	23,736	192
ETF Shares
Issued	24,726	400
Issued in Lieu of Cash Distributions	—	—
Redeemed	(12,019)	(200)
Net Increase (Decrease)—ETF Shares	12,707	200
1 Inception was September 20, 2010, for the ETF Shares and May 25, 2011, for the Institutional Shares.

G. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

48

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Scottsdale Funds and the Shareholders of Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund and Vanguard Russell 2000 Growth Index Fund: In our opinion, the accompanying statements of net assets-investments summary, statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund and Vanguard Russell 2000 Growth Index Fund (constituting separate portfolios of Vanguard Scottsdale Funds, hereafter referred to as the “Funds”) at August 31, 2011, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period September 20, 2010 (commencement of operations) through August 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 11, 2011

49

Special 2011 tax information (unaudited) for Vanguard Russell 2000 Index Funds

This information for the period ended August 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the period as follows:

Qualified Dividend Income
Index Fund	($000)
Russell 2000 Index	49
Russell 2000 Value Index	26
Russell 2000 Growth Index	17

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Russell 2000 Index	65.7%
Russell 2000 Value Index	56.7
Russell 2000 Growth Index	100.0

50

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

51

Six Months Ended August 31, 2011[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/28/2011	8/31/2011	Period[2]
Based on Actual Fund Return
Russell 2000 Index Fund
Institutional Shares	$1,000.00	$888.36	$0.38
ETF Shares	1,000.00	888.03	0.71
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$870.13	$0.94
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$905.14	$0.96
Based on Hypothetical 5% Yearly Return
Russell 2000 Index Fund
Institutional Shares	$1,000.00	$1,024.80	$0.41
ETF Shares	1,000.00	1,024.45	0.77
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$1,024.20	$1.02
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$1,024.20	$1.02

1 This table does not include data for funds or share classes with fewer than six months of history.
2 The calculations are based on expenses incurred in the most recent six-month period.The funds’ annualized six-month expense ratios for that period are: for the Russell 2000 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the Russell 2000 Value Index
Fund, 0.20% for ETF Shares; for the Russell 2000 Growth Index Fund, 0.20% for ETF shares. The dollar amounts shown as “Expenses Paid”
are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

52

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Russell 2000 Index Fund, Russell 2000 Value Index Fund, and Russell 2000 Growth Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interest of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the funds since their inception in 2010 and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance
The board considered the funds’ performance since their inception, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about each fund’s performance can be found in the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

53

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

54

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Michael S. Miller
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
Peter F. Volanakis	Paul A. Heller	George U. Sauter
Born 1955. Trustee Since July 2009. Principal	Martha G. King
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
The Russell Indexes and Russell® are registered
Direct Investor Account Services > 800-662-2739	trademarks of Russell Investments and have been
licensed for use by The Vanguard Group, Inc. The
Institutional Investor Services > 800-523-1036	products are not sponsored, endorsed, sold or promoted
by Russell Investments and Russell Investments makes
Text Telephone for People	no representation regarding the advisability of investing
With Hearing Impairment > 800-749-7273	in the products.

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or
by calling Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q18510 102011

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.7%) [1]
Consumer Discretionary (13.2%)
Sotheby's	6,603	246
* Warnaco Group Inc.	4,302	230
* Crocs Inc.	8,360	229
* Tenneco Inc.	5,911	194
Cinemark Holdings Inc.	9,085	190
* Dana Holding Corp.	14,297	182
Wolverine World Wide Inc.	4,852	177
Rent-A-Center Inc.	6,220	175
* Ascena Retail Group Inc.	6,140	174
* Domino's Pizza Inc.	6,035	167
* Timberland Co. Class A	3,887	167
* Life Time Fitness Inc.	4,135	159
* Shutterfly Inc.	2,913	156
* Cheesecake Factory Inc.	5,646	155
* Carter's Inc.	4,805	149
Men's Wearhouse Inc.	5,033	145
Vail Resorts Inc.	3,520	142
* Coinstar Inc.	3,065	140
* Iconix Brand Group Inc.	7,131	140
* JOS A Bank Clothiers Inc.	2,701	138
Brunswick Corp.	8,704	138
Six Flags Entertainment Corp.	4,076	137
* Steven Madden Ltd.	3,698	134
* Live Nation Entertainment Inc.	13,796	128
* HSN Inc.	3,908	126
Hillenbrand Inc.	6,129	125
* Genesco Inc.	2,316	123
Pool Corp.	4,710	122
* Valassis Communications Inc.	4,803	121
* ANN Inc.	5,089	120
Monro Muffler Brake Inc.	2,981	118
Strayer Education Inc.	1,197	113
* Pier 1 Imports Inc.	10,402	111
* Buffalo Wild Wings Inc.	1,791	110
* New York Times Co. Class A	13,408	110
* Childrens Place Retail Stores Inc.	2,551	109
* Saks Inc.	11,274	109
* BJ's Restaurants Inc.	2,352	109
* Vitamin Shoppe Inc.	2,426	107
Buckle Inc.	2,634	104
Express Inc.	5,402	103
Finish Line Inc. Class A	5,067	102
Jones Group Inc.	8,549	100
* Hibbett Sports Inc.	2,679	100
Arbitron Inc.	2,653	100
* Cabela's Inc.	4,230	99
Group 1 Automotive Inc.	2,349	98
Matthews International Corp. Class A	2,885	96
Cracker Barrel Old Country Store Inc.	2,244	95
Bob Evans Farms Inc.	2,963	94
* Jack in the Box Inc.	4,528	94
Meredith Corp.	3,552	92
* Helen of Troy Ltd.	3,018	91
* Aeropostale Inc.	7,892	88
Texas Roadhouse Inc. Class A	6,152	88
* Gaylord Entertainment Co.	3,485	88
* Select Comfort Corp.	5,434	86
* 99 Cents Only Stores	4,579	85
American Greetings Corp. Class A	3,951	84
* Eastman Kodak Co.	26,299	84
Regis Corp.	5,648	83

1

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Pinnacle Entertainment Inc.	6,053	83
* Collective Brands Inc.	6,018	81
Penske Automotive Group Inc.	4,364	80
* True Religion Apparel Inc.	2,520	77
National CineMedia Inc.	5,391	76
Cooper Tire & Rubber Co.	6,070	74
* Orient-Express Hotels Ltd. Class A	9,316	73
* Peet's Coffee & Tea Inc.	1,253	73
International Speedway Corp. Class A	2,879	72
Scholastic Corp.	2,598	72
* American Public Education Inc.	1,749	72
MDC Holdings Inc.	3,667	72
* Office Depot Inc.	27,133	71
Cato Corp. Class A	2,704	69
* K12 Inc.	2,542	68
* Vera Bradley Inc.	1,936	68
* Ascent Capital Group Inc. Class A	1,408	67
PF Chang's China Bistro Inc.	2,222	67
* iRobot Corp.	2,323	65
* DineEquity Inc.	1,512	63
Columbia Sportswear Co.	1,187	63
Sturm Ruger & Co. Inc.	1,845	61
* American Axle & Manufacturing Holdings Inc.	6,527	61
CEC Entertainment Inc.	1,940	60
* Skechers U.S.A. Inc. Class A	3,660	59
Ameristar Casinos Inc.	3,150	59
* Steiner Leisure Ltd.	1,470	59
* Maidenform Brands Inc.	2,288	58
Stage Stores Inc.	3,530	58
* Papa John's International Inc.	1,929	57
* Sonic Corp.	6,042	56
Sonic Automotive Inc. Class A	3,934	55
* GNC Holdings Inc.	2,233	54
Churchill Downs Inc.	1,229	54
* Asbury Automotive Group Inc.	2,854	54
* Quiksilver Inc.	12,684	53
* Ruby Tuesday Inc.	6,364	53
* Modine Manufacturing Co.	4,549	52
* Krispy Kreme Doughnuts Inc.	5,717	52
* Meritage Homes Corp.	2,732	51
PEP Boys-Manny Moe & Jack	5,147	51
Ryland Group Inc.	4,339	51
* Scientific Games Corp. Class A	5,688	50
* OfficeMax Inc.	7,933	50
* Interval Leisure Group Inc.	3,933	50
Belo Corp. Class A	9,051	49
* Capella Education Co.	1,538	49
* Blue Nile Inc.	1,256	49
* Liz Claiborne Inc.	9,246	48
KB Home	7,102	47
* Shuffle Master Inc.	5,282	47
Stewart Enterprises Inc. Class A	7,702	47
* Central European Media Enterprises Ltd. Class A	3,582	46
* G-III Apparel Group Ltd.	1,615	46
* Jakks Pacific Inc.	2,660	45
Oxford Industries Inc.	1,255	45
* La-Z-Boy Inc.	5,070	45
* Wet Seal Inc. Class A	8,835	45
Fred's Inc. Class A	3,843	44
* Grand Canyon Education Inc.	2,803	44
* Exide Technologies	7,566	43
Lithia Motors Inc. Class A	2,157	41
Ethan Allen Interiors Inc.	2,360	41
* Knology Inc.	2,937	40

2

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Core-Mark Holding Co. Inc.	1,114	40
* Red Robin Gourmet Burgers Inc.	1,268	40
Superior Industries International Inc.	2,288	39
* Biglari Holdings Inc.	119	39
MDC Partners Inc. Class A	2,451	39
* Bravo Brio Restaurant Group Inc.	1,883	39
* Bridgepoint Education Inc.	1,747	39
Sinclair Broadcast Group Inc. Class A	4,931	39
* Zumiez Inc.	2,077	38
Barnes & Noble Inc.	2,839	38
Drew Industries Inc.	1,869	37
* Rue21 Inc.	1,465	37
* Denny's Corp.	9,670	37
HOT Topic Inc.	4,375	36
* Charming Shoppes Inc.	11,363	36
Brown Shoe Co. Inc.	4,335	36
Callaway Golf Co.	6,297	35
Harte-Hanks Inc.	4,327	34
* Fuel Systems Solutions Inc.	1,627	34
* Lumber Liquidators Holdings Inc.	2,262	34
* Dorman Products Inc.	1,058	34
Nutrisystem Inc.	2,636	34
* Boyd Gaming Corp.	5,356	33
* Zagg Inc.	2,165	33
* AFC Enterprises Inc.	2,421	31
* Lions Gate Entertainment Corp.	4,406	31
* Universal Technical Institute Inc.	2,086	30
* Perry Ellis International Inc.	1,268	29
* Amerigon Inc.	2,175	29
Blyth Inc.	509	29
* Universal Electronics Inc.	1,469	29
* EW Scripps Co. Class A	3,330	28
* America's Car-Mart Inc.	898	27
* Standard Pacific Corp.	10,384	27
Bebe Stores Inc.	3,756	26
World Wrestling Entertainment Inc. Class A	2,665	26
Standard Motor Products Inc.	1,923	25
* Libbey Inc.	1,939	25
* Cavco Industries Inc.	667	24
Movado Group Inc.	1,692	23
* Fisher Communications Inc.	863	23
* Shoe Carnival Inc.	896	23
* Winnebago Industries Inc.	2,847	22
Haverty Furniture Cos. Inc.	1,837	22
Lincoln Educational Services Corp.	2,208	22
PetMed Express Inc.	2,116	21
* Stoneridge Inc.	2,586	21
* Body Central Corp.	1,150	20
* Global Traffic Network Inc.	1,398	20
Marcus Corp.	1,993	19
* hhgregg Inc.	1,768	19
* Smith & Wesson Holding Corp.	5,891	19
* Caribou Coffee Co. Inc.	1,263	19
Stein Mart Inc.	2,685	19
* Talbots Inc.	6,451	19
* Arctic Cat Inc.	1,187	19
* Ruth's Hospitality Group Inc.	3,439	18
* Casual Male Retail Group Inc.	4,119	17
* Citi Trends Inc.	1,464	17
* Tuesday Morning Corp.	4,213	17
Christopher & Banks Corp.	3,499	17
Mac-Gray Corp.	1,163	16
* Steinway Musical Instruments Inc.	645	16
Big 5 Sporting Goods Corp.	2,150	16

3

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Weyco Group Inc.	701	16
* Corinthian Colleges Inc.	7,190	16
* Journal Communications Inc. Class A	4,223	16
* Teavana Holdings Inc.	600	16
Speedway Motorsports Inc.	1,155	15
* MarineMax Inc.	2,271	15
* Unifi Inc.	1,362	15
* Kirkland's Inc.	1,638	15
* M/I Homes Inc.	1,829	15
* Town Sports International Holdings Inc.	2,004	15
Spartan Motors Inc.	3,260	15
* Beazer Homes USA Inc.	7,031	15
* Morgans Hotel Group Co.	2,157	15
Destination Maternity Corp.	1,049	15
* Entercom Communications Corp. Class A	2,365	14
* Cost Plus Inc.	1,857	14
* Valuevision Media Inc. Class A	3,776	14
* Systemax Inc.	1,056	14
* ReachLocal Inc.	975	14
CSS Industries Inc.	793	14
* West Marine Inc.	1,447	14
* Leapfrog Enterprises Inc.	4,051	13
* Rentrak Corp.	930	13
Ambassadors Group Inc.	1,731	13
* Isle of Capri Casinos Inc.	1,995	13
* Multimedia Games Holding Co. Inc.	2,630	13
* K-Swiss Inc. Class A	2,417	13
* Zale Corp.	3,141	13
* Motorcar Parts of America Inc.	1,180	12
* Archipelago Learning Inc.	1,277	12
* Overstock.com Inc.	1,132	12
* interCLICK Inc.	2,005	12
* Delta Apparel Inc.	693	12
Cherokee Inc.	832	12
* Furniture Brands International Inc.	4,080	11
* Carrols Restaurant Group Inc.	1,231	11
* Jamba Inc.	6,443	11
* Audiovox Corp. Class A	1,765	11
* Saga Communications Inc. Class A	353	11
* Benihana Inc. Class A	1,303	11
Winmark Corp.	221	10
* O'Charleys Inc. (Foreign)	1,803	10
* Red Lion Hotels Corp.	1,435	10
* Black Diamond Inc.	1,294	10
* Sealy Corp.	4,835	10
AH Belo Corp. Class A	1,823	10
Outdoor Channel Holdings Inc.	1,405	10
Lifetime Brands Inc.	908	10
* Build-A-Bear Workshop Inc.	1,626	10
* New York & Co. Inc.	2,662	9
* Hovnanian Enterprises Inc. Class A	5,652	9
* Gray Television Inc.	4,849	9
* US Auto Parts Network Inc.	1,447	9
* Summer Infant Inc.	1,304	9
* Global Sources Ltd.	1,114	9
* McClatchy Co. Class A	5,325	9
* LIN TV Corp. Class A	2,898	9
* Monarch Casino & Resort Inc.	874	9
* Martha Stewart Living Omnimedia Class A	2,660	9
RG Barry Corp.	841	9
* Tower International Inc.	613	9
* Geeknet Inc.	405	9
* Luby's Inc.	1,844	8
* HomeAway Inc.	200	8

4

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Einstein Noah Restaurant Group Inc.	557	8
* Kenneth Cole Productions Inc. Class A	707	8
* Conn's Inc.	1,416	8
* McCormick & Schmick's Seafood Restaurants Inc.	1,293	8
Bon-Ton Stores Inc.	1,147	8
* Gordmans Stores Inc.	500	7
National American University Holdings Inc.	827	7
* Johnson Outdoors Inc. Class A	453	7
Skyline Corp.	646	7
* Francesca's Holdings Corp.	300	7
* Pacific Sunwear of California Inc.	4,376	7
* Nexstar Broadcasting Group Inc. Class A	1,009	6
* 1-800-Flowers.com Inc. Class A	2,464	6
* Coldwater Creek Inc.	5,611	6
* Cumulus Media Inc. Class A	2,100	6
* Syms Corp.	616	5
* Marine Products Corp.	964	5
* Entravision Communications Corp. Class A	4,625	5
Shiloh Industries Inc.	515	5
* Skullcandy Inc.	300	5
* Orbitz Worldwide Inc.	1,930	5
* Crown Media Holdings Inc. Class A	3,416	4
* Cambium Learning Group Inc.	1,496	4
* Westwood One Inc.	508	3
Value Line Inc.	127	2
		14,157
Consumer Staples (3.6%)
Nu Skin Enterprises Inc. Class A	5,357	227
Ruddick Corp.	4,803	196
* Darling International Inc.	11,437	193
* United Natural Foods Inc.	4,729	192
* TreeHouse Foods Inc.	3,470	190
Diamond Foods Inc.	2,153	170
Casey's General Stores Inc.	3,711	167
Pricesmart Inc.	1,739	114
Lancaster Colony Corp.	1,830	111
* Hain Celestial Group Inc.	3,501	111
* Fresh Market Inc.	2,749	106
Snyders-Lance Inc.	4,618	103
Universal Corp.	2,265	92
Fresh Del Monte Produce Inc.	3,569	86
B&G Foods Inc. Class A	4,683	85
Sanderson Farms Inc.	2,165	85
Vector Group Ltd.	4,480	84
* Elizabeth Arden Inc.	2,390	77
Andersons Inc.	1,819	73
J&J Snack Foods Corp.	1,398	71
WD-40 Co.	1,654	68
* Boston Beer Co. Inc. Class A	804	65
* Rite Aid Corp.	57,607	63
Tootsie Roll Industries Inc.	2,324	59
* Prestige Brands Holdings Inc.	4,915	53
* Heckmann Corp.	9,032	52
* Central European Distribution Corp.	7,109	50
* Chiquita Brands International Inc.	4,440	46
Cal-Maine Foods Inc.	1,386	45
* Spectrum Brands Holdings Inc.	1,634	44
* Winn-Dixie Stores Inc.	5,457	42
Weis Markets Inc.	1,076	42
* Dole Food Co. Inc.	3,508	40
Nash Finch Co.	1,184	38
* Central Garden and Pet Co. Class A	4,631	36
Spartan Stores Inc.	2,208	36
* Smart Balance Inc.	5,816	29

5

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Smart Balance Inc.	2,069	29
* Pantry Inc.	2,248	28
* Alliance One International Inc.	8,513	27
Inter Parfums Inc.	1,574	26
Coca-Cola Bottling Co. Consolidated	448	25
* Star Scientific Inc.	10,466	25
Calavo Growers Inc.	1,157	23
* Omega Protein Corp.	1,893	23
* Medifast Inc.	1,347	22
* Seneca Foods Corp. Class A	903	21
Ingles Markets Inc. Class A	1,232	19
* Nature's Sunshine Products Inc.	1,092	19
National Beverage Corp.	1,094	18
* USANA Health Sciences Inc.	665	17
* Susser Holdings Corp.	786	17
* Pilgrim's Pride Corp.	4,671	16
Village Super Market Inc. Class A	611	15
* Revlon Inc. Class A	1,062	14
Limoneira Co.	765	13
* Nutraceutical International Corp.	899	13
Schiff Nutrition International Inc.	1,194	12
Imperial Sugar Co.	1,200	11
* Synutra International Inc.	1,662	10
* Primo Water Corp.	1,381	10
Oil-Dri Corp. of America	488	9
Arden Group Inc.	112	9
Female Health Co.	1,806	8
Alico Inc.	334	7
MGP Ingredients Inc.	1,099	7
Griffin Land & Nurseries Inc.	231	6
* Craft Brewers Alliance Inc.	984	6
* Lifeway Foods Inc.	442	5
Farmer Bros Co.	683	4
* Harbinger Group Inc.	806	4
		3,859
Energy (7.0%)
World Fuel Services Corp.	6,922	257
Berry Petroleum Co. Class A	5,039	247
* CVR Energy Inc.	8,582	244
* Rosetta Resources Inc.	5,181	238
* Complete Production Services Inc.	7,715	224
* Bill Barrett Corp.	4,614	221
* Dril-Quip Inc.	3,360	217
* Energy XXI Bermuda Ltd.	7,362	197
Lufkin Industries Inc.	2,978	185
* Key Energy Services Inc.	12,196	175
* Helix Energy Solutions Group Inc.	10,363	175
Bristow Group Inc.	3,550	156
* Oasis Petroleum Inc.	5,819	155
* Patriot Coal Corp.	8,924	131
Golar LNG Ltd.	3,899	129
* Swift Energy Co.	4,147	128
* Stone Energy Corp.	4,790	126
* Northern Oil and Gas Inc.	6,173	126
* McMoRan Exploration Co.	9,602	124
* Kodiak Oil & Gas Corp.	20,458	123
* Cloud Peak Energy Inc.	5,959	119
* Gulfport Energy Corp.	4,082	118
* Carrizo Oil & Gas Inc.	3,806	114
* Comstock Resources Inc.	4,655	95
* SemGroup Corp. Class A	4,058	93
* Gulfmark Offshore Inc.	2,322	92
* ION Geophysical Corp.	12,842	91
* Western Refining Inc.	5,158	90

6

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Nordic American Tankers Ltd.	4,617	83
* Tetra Technologies Inc.	7,510	77
* Pioneer Drilling Co.	6,024	76
* Exterran Holdings Inc.	6,248	74
* Newpark Resources Inc.	8,837	73
Contango Oil & Gas Co.	1,194	72
W&T Offshore Inc.	3,407	72
Apco Oil and Gas International Inc.	893	71
Ship Finance International Ltd.	4,401	70
* Hyperdynamics Corp.	15,206	68
* Parker Drilling Co.	11,406	65
* Clean Energy Fuels Corp.	4,845	64
* Cheniere Energy Inc.	8,095	63
* Resolute Energy Corp.	4,512	61
* ATP Oil & Gas Corp.	4,352	59
* Petroleum Development Corp.	2,297	55
* Hornbeck Offshore Services Inc.	2,233	54
* Basic Energy Services Inc.	2,356	51
* Tesco Corp.	2,951	49
* Magnum Hunter Resources Corp.	10,887	49
Targa Resources Corp.	1,606	48
* Hercules Offshore Inc.	11,259	47
Crosstex Energy Inc.	3,969	46
* Georesources Inc.	1,962	46
Overseas Shipholding Group Inc.	2,457	44
* Global Industries Ltd.	9,895	44
* Rex Energy Corp.	3,410	42
* Petroquest Energy Inc.	5,477	42
* Approach Resources Inc.	2,193	41
* C&J Energy Services Inc.	1,556	41
* Goodrich Petroleum Corp.	2,533	41
Knightsbridge Tankers Ltd.	2,149	39
* Energy Partners Ltd.	2,829	38
* Harvest Natural Resources Inc.	3,322	38
Frontline Ltd.	4,757	37
* BPZ Resources Inc.	9,981	37
* Endeavour International Corp.	3,630	36
* James River Coal Co.	3,278	35
* Amyris Inc.	1,725	35
Gulf Island Fabrication Inc.	1,403	34
Penn Virginia Corp.	4,215	34
* Venoco Inc.	2,891	33
* Clayton Williams Energy Inc.	577	33
* FX Energy Inc.	5,115	32
* Vaalco Energy Inc.	5,000	32
* OYO Geospace Corp.	425	31
* Abraxas Petroleum Corp.	8,043	30
* PHI Inc.	1,276	29
* Matrix Service Co.	2,584	28
Houston American Energy Corp.	1,616	28
* Dawson Geophysical Co.	774	27
Teekay Tankers Ltd. Class A	4,144	27
* Vantage Drilling Co.	17,073	26
* Cal Dive International Inc.	8,803	26
* Willbros Group Inc.	3,819	25
* Uranium Energy Corp.	6,970	24
* Warren Resources Inc.	6,982	24
* Gastar Exploration Ltd.	5,675	24
* USEC Inc.	10,709	23
* Triangle Petroleum Corp.	4,198	23
* Callon Petroleum Co.	3,823	22
* Rentech Inc.	21,785	22
* Green Plains Renewable Energy Inc.	2,027	21
* Global Geophysical Services Inc.	1,771	21

7

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Delek US Holdings Inc.	1,390	21
* Mitcham Industries Inc.	1,175	20
Panhandle Oil and Gas Inc. Class A	688	19
DHT Holdings Inc.	6,301	19
* GMX Resources Inc.	5,862	17
* Scorpio Tankers Inc.	2,430	17
* Natural Gas Services Group Inc.	1,194	15
* Solazyme Inc.	1,073	15
* Uranerz Energy Corp.	6,311	15
* Ur-Energy Inc.	10,116	13
* Voyager Oil & Gas Inc.	4,592	13
* Union Drilling Inc.	1,481	13
* REX American Resources Corp.	665	11
* Uranium Resources Inc.	9,130	11
* Syntroleum Corp.	8,631	10
Alon USA Energy Inc.	1,109	10
* Miller Energy Resources Inc.	2,866	10
* Westmoreland Coal Co.	968	10
* Evolution Petroleum Corp.	1,571	10
* RigNet Inc.	543	8
* L&L Energy Inc.	2,058	7
* Isramco Inc.	102	7
* Zion Oil & Gas Inc.	2,350	7
* Gevo Inc.	566	6
* Crimson Exploration Inc.	2,101	5
* Geokinetics Inc.	1,057	5
* CAMAC Energy Inc.	5,702	5
General Maritime Corp.	10,707	4
Hallador Energy Co.	410	3
* Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	1,086	—
		7,478
Financials (21.7%)
MFA Financial Inc.	34,805	261
American Campus Communities Inc.	6,639	259
Mid-America Apartment Communities Inc.	3,588	256
Home Properties Inc.	3,820	255
* Signature Bank	4,498	250
Tanger Factory Outlet Centers	8,399	236
BioMed Realty Trust Inc.	12,830	235
Hancock Holding Co.	7,460	233
Highwoods Properties Inc.	7,050	231
National Retail Properties Inc.	8,310	227
* ProAssurance Corp.	2,990	217
CBL & Associates Properties Inc.	14,503	213
Equity Lifestyle Properties Inc.	3,009	207
Kilroy Realty Corp.	5,714	204
Post Properties Inc.	4,872	204
Hatteras Financial Corp.	7,307	202
Washington Real Estate Investment Trust	6,447	199
Invesco Mortgage Capital Inc.	11,265	199
Extra Space Storage Inc.	9,177	197
* SVB Financial Group	4,192	193
Entertainment Properties Trust	4,560	192
Alterra Capital Holdings Ltd.	8,870	181
Omega Healthcare Investors Inc.	9,933	180
Apollo Investment Corp.	19,151	174
Prosperity Bancshares Inc.	4,583	173
Colonial Properties Trust	8,160	172
Starwood Property Trust Inc.	9,112	169
Cash America International Inc.	2,874	161
* Stifel Financial Corp.	5,251	158
First American Financial Corp.	10,281	157
LaSalle Hotel Properties	8,318	156
* Ezcorp Inc. Class A	4,588	154

8

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* First Cash Financial Services Inc.	3,061	143
* CNO Financial Group Inc.	21,678	139
Iberiabank Corp.	2,884	139
Trustmark Corp.	6,256	135
DuPont Fabros Technology Inc.	5,750	133
FirstMerit Corp.	10,679	133
Healthcare Realty Trust Inc.	7,598	133
Potlatch Corp.	3,924	132
Two Harbors Investment Corp.	13,742	132
Webster Financial Corp.	7,042	127
* Knight Capital Group Inc. Class A	9,811	127
DiamondRock Hospitality Co.	16,361	127
Northwest Bancshares Inc.	10,372	124
* Portfolio Recovery Associates Inc.	1,673	122
UMB Financial Corp.	3,129	121
Westamerica Bancorporation	2,823	120
Medical Properties Trust Inc.	10,921	117
Platinum Underwriters Holdings Ltd.	3,644	115
Delphi Financial Group Inc.	4,718	114
RLI Corp.	1,783	113
FNB Corp.	12,406	111
United Bankshares Inc.	4,901	110
Sovran Self Storage Inc.	2,707	110
Capstead Mortgage Corp.	8,239	110
Umpqua Holdings Corp.	11,206	109
National Health Investors Inc.	2,384	109
DCT Industrial Trust Inc.	24,014	108
Wintrust Financial Corp.	3,418	108
Cypress Sharpridge Investments Inc.	8,072	108
EastGroup Properties Inc.	2,645	107
Montpelier Re Holdings Ltd.	6,097	105
U-Store-It Trust	9,721	104
* PHH Corp.	5,500	104
* Ocwen Financial Corp.	7,282	100
PS Business Parks Inc.	1,820	100
Cathay General Bancorp	7,687	99
Redwood Trust Inc.	7,678	96
* World Acceptance Corp.	1,472	96
Equity One Inc.	5,246	94
* DFC Global Corp.	4,248	94
Prospect Capital Corp.	10,656	94
* Texas Capital Bancshares Inc.	3,638	93
BancorpSouth Inc.	8,161	92
First Financial Bankshares Inc.	3,074	91
First Financial Bancorp	5,694	91
Old National Bancorp	9,261	91
Community Bank System Inc.	3,597	90
Franklin Street Properties Corp.	6,902	90
Glimcher Realty Trust	10,475	89
Anworth Mortgage Asset Corp.	12,369	89
* MF Global Holdings Ltd.	16,016	88
National Penn Bancshares Inc.	12,094	88
Alexander's Inc.	201	87
Astoria Financial Corp.	8,502	87
MB Financial Inc.	5,321	87
Tower Group Inc.	3,604	87
Lexington Realty Trust	11,704	86
Susquehanna Bancshares Inc.	12,706	85
* Financial Engines Inc.	3,745	83
Acadia Realty Trust	3,942	83
MarketAxess Holdings Inc.	2,805	83
Solar Capital Ltd.	3,566	82
* Strategic Hotels & Resorts Inc.	17,087	82
International Bancshares Corp.	5,182	81

9

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Government Properties Income Trust	3,461	81
Glacier Bancorp Inc.	7,030	81
Selective Insurance Group Inc.	5,281	80
LTC Properties Inc.	2,966	80
Sun Communities Inc.	2,077	80
Pebblebrook Hotel Trust	4,975	80
* First Industrial Realty Trust Inc.	8,466	80
CVB Financial Corp.	8,731	76
Provident Financial Services Inc.	5,911	74
Argo Group International Holdings Ltd.	2,683	74
Oritani Financial Corp.	5,494	72
Associated Estates Realty Corp.	4,052	72
Symetra Financial Corp.	6,605	71
Fifth Street Finance Corp.	7,070	70
* Sunstone Hotel Investors Inc.	11,553	70
Park National Corp.	1,262	69
* Enstar Group Ltd.	674	69
Primerica Inc.	3,324	69
NBT Bancorp Inc.	3,367	68
Cohen & Steers Inc.	1,737	67
* Investors Bancorp Inc.	4,525	65
* iStar Financial Inc.	9,040	65
Cousins Properties Inc.	8,915	64
First Midwest Bancorp Inc.	7,286	64
Education Realty Trust Inc.	7,061	64
American Assets Trust Inc.	3,150	63
First Potomac Realty Trust	4,892	63
Columbia Banking System Inc.	3,860	63
Walter Investment Management Corp.	2,523	63
BlackRock Kelso Capital Corp.	7,137	63
Bank of the Ozarks Inc.	2,745	62
Infinity Property & Casualty Corp.	1,213	62
* Greenlight Capital Re Ltd. Class A	2,740	61
Inland Real Estate Corp.	7,538	61
Investors Real Estate Trust	7,847	61
American Equity Investment Life Holding Co.	5,817	59
Amtrust Financial Services Inc.	2,356	57
Pennsylvania Real Estate Investment Trust	5,440	56
ARMOUR Residential REIT Inc.	7,475	56
* National Financial Partners Corp.	4,309	55
Compass Diversified Holdings	3,947	54
Evercore Partners Inc. Class A	2,054	54
optionsXpress Holdings Inc.	4,158	52
CreXus Investment Corp.	5,588	52
* Pico Holdings Inc.	2,219	52
PrivateBancorp Inc. Class A	5,869	52
Horace Mann Educators Corp.	3,899	52
KBW Inc.	3,532	52
Home Bancshares Inc.	2,193	51
Hersha Hospitality Trust Class A	13,760	51
S&T Bancorp Inc.	2,743	51
* Navigators Group Inc.	1,136	51
Independent Bank Corp.	2,096	50
Colony Financial Inc.	3,217	50
Oriental Financial Group Inc.	4,426	49
Meadowbrook Insurance Group Inc.	5,209	49
Brookline Bancorp Inc.	5,775	49
BGC Partners Inc. Class A	7,389	49
Nelnet Inc. Class A	2,522	48
Safety Insurance Group Inc.	1,233	48
Getty Realty Corp.	2,524	48
PacWest Bancorp	2,957	47
Boston Private Financial Holdings Inc.	7,527	47
Chemical Financial Corp.	2,684	46

10

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
PennyMac Mortgage Investment Trust	2,714	46
First Commonwealth Financial Corp.	10,255	46
Employers Holdings Inc.	3,770	46
Retail Opportunity Investments Corp.	4,114	46
* Investment Technology Group Inc.	4,033	46
PennantPark Investment Corp.	4,456	46
Banco Latinoamericano de Comercio Exterior SA	2,720	45
City Holding Co.	1,491	45
* Credit Acceptance Corp.	654	45
Advance America Cash Advance Centers Inc.	5,386	45
* MGIC Investment Corp.	17,317	45
WesBanco Inc.	2,260	44
* State Bank Financial Corp.	3,090	44
Berkshire Hills Bancorp Inc.	2,027	44
* Forestar Group Inc.	3,463	44
Universal Health Realty Income Trust	1,160	43
Newcastle Investment Corp.	7,750	43
Trustco Bank Corp. NY	9,092	42
* Pinnacle Financial Partners Inc.	3,338	42
Maiden Holdings Ltd.	4,941	42
Sabra Healthcare REIT Inc.	3,600	42
* United Community Banks Inc.	4,059	42
Ashford Hospitality Trust Inc.	5,102	41
* Western Alliance Bancorp	6,778	41
ViewPoint Financial Group	3,406	41
Radian Group Inc.	12,283	41
Hercules Technology Growth Capital Inc.	4,282	41
Chesapeake Lodging Trust	3,144	40
* FelCor Lodging Trust Inc.	11,487	39
Simmons First National Corp. Class A	1,694	39
Ramco-Gershenson Properties Trust	3,766	39
Sandy Spring Bancorp Inc.	2,355	39
SCBT Financial Corp.	1,366	38
United Fire & Casualty Co.	2,105	38
Urstadt Biddle Properties Inc. Class A	2,252	38
* Tejon Ranch Co.	1,392	38
Resource Capital Corp.	6,963	38
* Encore Capital Group Inc.	1,577	37
* ICG Group Inc.	3,625	37
Main Street Capital Corp.	1,967	37
* Piper Jaffray Cos.	1,546	37
* Sterling Financial Corp.	2,622	37
Dime Community Bancshares Inc.	3,043	37
First Busey Corp.	7,534	37
FBL Financial Group Inc. Class A	1,254	37
Flagstone Reinsurance Holdings SA	5,122	36
Dynex Capital Inc.	3,942	36
Triangle Capital Corp.	2,160	36
NorthStar Realty Finance Corp.	9,371	36
MCG Capital Corp.	7,533	36
RLJ Lodging Trust	2,692	36
* AMERISAFE Inc.	1,799	35
Campus Crest Communities Inc.	2,990	35
Flushing Financial Corp.	3,068	35
Lakeland Financial Corp.	1,584	35
* FPIC Insurance Group Inc.	816	34
Harleysville Group Inc.	1,193	34
Community Trust Bancorp Inc.	1,354	34
Renasant Corp.	2,450	34
1st Source Corp.	1,488	34
Duff & Phelps Corp. Class A	2,969	34
First Financial Corp.	1,089	34
* HFF Inc. Class A	2,839	34
* Virtus Investment Partners Inc.	537	33

11

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Excel Trust Inc.	3,027	33
National Western Life Insurance Co. Class A	215	32
* Safeguard Scientifics Inc.	2,022	32
GAMCO Investors Inc.	664	32
Southside Bancshares Inc.	1,607	32
Coresite Realty Corp.	1,942	31
Tompkins Financial Corp.	795	31
* Hilltop Holdings Inc.	3,894	30
* Intl. FCStone Inc.	1,298	30
OneBeacon Insurance Group Ltd. Class A	2,169	30
GFI Group Inc.	6,908	30
Apollo Commercial Real Estate Finance Inc.	2,008	30
TICC Capital Corp.	3,154	30
Washington Trust Bancorp Inc.	1,394	30
Hudson Pacific Properties Inc.	2,156	30
Parkway Properties Inc.	2,147	29
Winthrop Realty Trust	2,804	29
Monmouth Real Estate Investment Corp. Class A	3,462	28
TowneBank	2,380	28
* West Coast Bancorp	1,885	28
Artio Global Investors Inc. Class A	3,059	28
Cardinal Financial Corp.	2,828	28
Rockville Financial Inc.	2,884	28
MVC Capital Inc.	2,345	28
* NewStar Financial Inc.	2,667	27
Kennedy-Wilson Holdings Inc.	2,325	27
Hudson Valley Holding Corp.	1,387	27
* eHealth Inc.	2,091	27
CapLease Inc.	6,653	27
StellarOne Corp.	2,247	26
* Nara Bancorp Inc.	3,715	26
Sterling Bancorp	3,024	26
Capital Southwest Corp.	287	26
* Beneficial Mutual Bancorp Inc.	3,251	25
Saul Centers Inc.	718	25
* Citizens Inc.	3,707	25
Banner Corp.	1,617	25
Tower Bancorp Inc.	1,025	25
* Global Indemnity plc	1,324	24
United Financial Bancorp Inc.	1,575	24
Provident New York Bancorp	3,718	24
Territorial Bancorp Inc.	1,172	24
SY Bancorp Inc.	1,178	24
Bancfirst Corp.	657	23
Kite Realty Group Trust	5,443	23
Univest Corp. of Pennsylvania	1,640	23
Enterprise Financial Services Corp.	1,555	23
Arrow Financial Corp.	963	23
* Cowen Group Inc. Class A	6,537	23
Northfield Bancorp Inc.	1,667	22
* Bancorp Inc.	2,860	22
Summit Hotel Properties Inc.	2,668	22
WSFS Financial Corp.	628	22
Calamos Asset Management Inc. Class A	1,855	22
* Phoenix Cos. Inc.	11,369	22
Union First Market Bankshares Corp.	1,980	22
Agree Realty Corp.	964	22
Epoch Holding Corp.	1,443	21
* Ameris Bancorp	2,323	21
Financial Institutions Inc.	1,349	21
Westwood Holdings Group Inc.	610	21
Camden National Corp.	751	21
Westfield Financial Inc.	2,742	21
Presidential Life Corp.	2,119	20

12

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Eagle Bancorp Inc.	1,638	20
* Doral Financial Corp.	12,444	20
Cedar Shopping Centers Inc.	5,481	20
Bryn Mawr Bank Corp.	1,061	20
State Auto Financial Corp.	1,431	20
Oppenheimer Holdings Inc. Class A	1,009	20
FXCM Inc. Class A	1,694	20
Heartland Financial USA Inc.	1,302	20
Citizens & Northern Corp.	1,192	19
German American Bancorp Inc.	1,231	19
* American Safety Insurance Holdings Ltd.	1,022	19
Federal Agricultural Mortgage Corp.	962	19
* Center Financial Corp.	3,485	19
First Merchants Corp.	2,508	19
First Interstate Bancsystem Inc.	1,542	19
Baldwin & Lyons Inc.	818	19
Cogdell Spencer Inc.	4,357	19
Trico Bancshares	1,375	19
Bank of Marin Bancorp	521	19
First Community Bancshares Inc.	1,554	18
Fox Chase Bancorp Inc.	1,423	18
Diamond Hill Investment Group Inc.	251	18
* Central Pacific Financial Corp.	1,502	18
CoBiz Financial Inc.	3,180	18
Crawford & Co. Class B	2,520	18
Lakeland Bancorp Inc.	2,120	18
Heritage Financial Corp.	1,530	18
First of Long Island Corp.	747	18
Gladstone Commercial Corp.	1,070	18
National Bankshares Inc.	678	18
Great Southern Bancorp Inc.	993	18
MainSource Financial Group Inc.	1,969	18
Centerstate Banks Inc.	2,936	18
Abington Bancorp Inc.	1,978	17
Republic Bancorp Inc. Class A	969	17
* Wilshire Bancorp Inc.	5,554	17
OceanFirst Financial Corp.	1,434	17
Stewart Information Services Corp.	1,778	17
One Liberty Properties Inc.	1,085	17
State Bancorp Inc.	1,447	17
STAG Industrial Inc.	1,552	17
Gladstone Capital Corp.	2,057	17
Washington Banking Co.	1,499	17
* OmniAmerican Bancorp Inc.	1,157	17
Home Federal Bancorp Inc.	1,620	16
CNB Financial Corp.	1,202	16
* Netspend Holdings Inc.	2,744	16
Arlington Asset Investment Corp. Class A	629	16
* Ladenburg Thalmann Financial Services Inc.	10,405	16
BankFinancial Corp.	2,061	16
Bancorp Rhode Island Inc.	364	16
* Franklin Financial Corp.	1,358	16
National Interstate Corp.	674	15
NGP Capital Resources Co.	2,115	15
Golub Capital BDC Inc.	1,002	15
Pacific Continental Corp.	1,802	15
ESB Financial Corp.	1,218	15
Gladstone Investment Corp.	2,158	15
First Bancorp	1,476	14
* Hanmi Financial Corp.	14,786	14
Bank Mutual Corp.	4,496	14
* 1st United Bancorp Inc.	2,662	14
Medallion Financial Corp.	1,438	14
Alliance Financial Corp.	464	14

13

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Primus Guaranty Ltd.	2,463	14
Edelman Financial Group Inc.	1,981	14
Terreno Realty Corp.	909	14
RAIT Financial Trust	3,509	14
* Metro Bancorp Inc.	1,355	14
Chatham Lodging Trust	1,352	14
Ames National Corp.	811	14
Mission West Properties Inc.	1,731	14
West Bancorporation Inc.	1,522	13
* Virginia Commerce Bancorp Inc.	2,289	13
* MPG Office Trust Inc.	4,795	13
Penns Woods Bancorp Inc.	376	13
* First Defiance Financial Corp.	951	13
Bridge Bancorp Inc.	658	13
Kansas City Life Insurance Co.	418	13
Merchants Bancshares Inc.	471	13
* Imperial Holdings Inc.	1,721	13
Bank of Kentucky Financial Corp.	564	13
Solar Senior Capital Ltd.	758	13
* FBR & Co.	4,939	13
* Harris & Harris Group Inc.	3,031	13
ESSA Bancorp Inc.	1,108	13
SWS Group Inc.	2,850	12
* BofI Holding Inc.	865	12
Sierra Bancorp	1,162	12
* Walker & Dunlop Inc.	1,050	12
Kohlberg Capital Corp.	1,869	12
SeaBright Holdings Inc.	1,916	12
* Seacoast Banking Corp. of Florida	7,085	12
Kearny Financial Corp.	1,321	12
Consolidated-Tomoka Land Co.	411	12
* Park Sterling Corp.	2,798	12
Medley Capital Corp.	1,087	12
First Bancorp Inc.	858	11
Capital City Bank Group Inc.	1,117	11
Center Bancorp Inc.	1,182	11
Peoples Bancorp Inc.	1,033	11
* Flagstar Bancorp Inc.	18,041	11
* Pacific Capital Bancorp NA	402	11
* Meridian Interstate Bancorp Inc.	860	11
* Sun Bancorp Inc.	3,676	11
First Pactrust Bancorp Inc.	897	11
THL Credit Inc.	906	11
* Nicholas Financial Inc.	951	11
UMH Properties Inc.	1,126	10
First Financial Holdings Inc.	1,616	10
JMP Group Inc.	1,481	10
* Gleacher & Co. Inc.	7,702	10
* Marlin Business Services Corp.	846	10
Orrstown Financial Services Inc.	683	10
Donegal Group Inc. Class A	757	9
* Cape Bancorp Inc.	1,122	9
* Encore Bancshares Inc.	829	9
* Southwest Bancorp Inc.	1,794	9
* Bridge Capital Holdings	895	9
New Mountain Finance Corp.	712	9
Century Bancorp Inc. Class A	338	9
* Avatar Holdings Inc.	875	9
Clifton Savings Bancorp Inc.	882	9
* Heritage Commerce Corp.	2,040	9
Midsouth Bancorp Inc.	748	9
Whitestone REIT Class B	734	8
* Hallmark Financial Services	1,181	8
EMC Insurance Group Inc.	453	8

14

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Universal Insurance Holdings Inc.	1,756	8
* First Marblehead Corp.	5,391	8
Enterprise Bancorp Inc.	539	8
Suffolk Bancorp	897	7
* Hampton Roads Bankshares Inc.	925	7
* Taylor Capital Group Inc.	996	6
Roma Financial Corp.	704	6
Charter Financial Corp.	647	6
* Cascade Bancorp	578	6
Independence Holding Co.	698	6
* CIFC Corp.	1,120	6
* Gain Capital Holdings Inc.	795	5
* Capital Bank Corp.	1,392	4
* PMI Group Inc.	14,057	4
Pzena Investment Management Inc. Class A	785	4
California First National Bancorp	181	3
* Fortegra Financial Corp.	601	3
		23,265
Health Care (12.4%)
* Healthspring Inc.	6,624	259
Medicis Pharmaceutical Corp. Class A	6,035	235
* Cepheid Inc.	6,039	219
* HMS Holdings Corp.	8,287	217
* Onyx Pharmaceuticals Inc.	6,193	211
* Cubist Pharmaceuticals Inc.	5,860	203
* Healthsouth Corp.	9,300	199
* athenahealth Inc.	3,409	198
* WellCare Health Plans Inc.	4,161	191
STERIS Corp.	5,789	186
Owens & Minor Inc.	6,231	183
Quality Systems Inc.	1,895	174
* Salix Pharmaceuticals Ltd.	5,710	174
* Seattle Genetics Inc.	9,431	164
* Alkermes Inc.	9,320	162
* Haemonetics Corp.	2,511	157
* Magellan Health Services Inc.	3,137	156
* Questcor Pharmaceuticals Inc.	5,192	156
* Centene Corp.	4,885	156
* Volcano Corp.	5,098	153
* Viropharma Inc.	7,426	147
* Incyte Corp. Ltd.	8,647	139
West Pharmaceutical Services Inc.	3,274	131
* InterMune Inc.	4,785	129
* Theravance Inc.	6,741	128
* PSS World Medical Inc.	5,423	128
* Ariad Pharmaceuticals Inc.	12,903	127
Masimo Corp.	5,136	127
* Impax Laboratories Inc.	6,382	126
Chemed Corp.	2,080	121
* PAREXEL International Corp.	5,755	117
* Align Technology Inc.	5,994	114
* MAKO Surgical Corp.	3,127	112
* Par Pharmaceutical Cos. Inc.	3,540	105
* Accretive Health Inc.	3,912	105
* Acorda Therapeutics Inc.	3,858	101
* Zoll Medical Corp.	2,142	96
* NuVasive Inc.	3,878	94
* Exelixis Inc.	12,497	93
* Jazz Pharmaceuticals Inc.	2,159	93
* MWI Veterinary Supply Inc.	1,228	91
* Arthrocare Corp.	2,671	87
* Luminex Corp.	3,695	85
PDL BioPharma Inc.	13,654	83
* Integra LifeSciences Holdings Corp.	2,039	81

15

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* NxStage Medical Inc.	4,363	80
* Immunogen Inc.	7,343	80
* Auxilium Pharmaceuticals Inc.	4,677	80
* DexCom Inc.	6,557	79
* Neogen Corp.	2,268	79
* Insulet Corp.	4,493	79
* Cyberonics Inc.	2,771	78
* Medicines Co.	5,268	77
Computer Programs & Systems Inc.	1,082	77
* Momenta Pharmaceuticals Inc.	4,509	76
Meridian Bioscience Inc.	4,008	74
* HeartWare International Inc.	1,175	74
* Air Methods Corp.	1,108	74
* Isis Pharmaceuticals Inc.	9,736	73
* Vivus Inc.	8,675	72
Invacare Corp.	2,803	70
* Amsurg Corp. Class A	3,056	69
* Kindred Healthcare Inc.	5,081	66
* CONMED Corp.	2,767	65
* Orthofix International NV	1,766	65
* IPC The Hospitalist Co. Inc.	1,601	64
* Nektar Therapeutics	11,151	64
* Ironwood Pharmaceuticals Inc.	4,932	63
* NPS Pharmaceuticals Inc.	8,407	63
* Hanger Orthopedic Group Inc.	3,275	62
Analogic Corp.	1,227	61
* Merit Medical Systems Inc.	4,096	60
* Sequenom Inc.	9,684	59
* Wright Medical Group Inc.	3,815	58
* Abaxis Inc.	2,202	55
* Halozyme Therapeutics Inc.	8,020	55
* MedAssets Inc.	4,658	53
* Rigel Pharmaceuticals Inc.	6,704	53
* Molina Healthcare Inc.	2,744	53
* Emeritus Corp.	2,987	52
* AVEO Pharmaceuticals Inc.	3,064	52
* Pharmacyclics Inc.	4,489	52
* Greatbatch Inc.	2,279	51
* Omnicell Inc.	3,238	51
* Medivation Inc.	3,064	50
* ICU Medical Inc.	1,188	49
* Team Health Holdings Inc.	2,606	49
* Bio-Reference Labs Inc.	2,401	49
Landauer Inc.	921	47
* Amedisys Inc.	2,720	46
* Endologix Inc.	4,783	46
* Optimer Pharmaceuticals Inc.	4,531	45
* Opko Health Inc.	10,645	44
* Akorn Inc.	5,481	44
* Targacept Inc.	2,693	44
* Spectrum Pharmaceuticals Inc.	5,087	43
* Micromet Inc.	8,948	43
* Emergent Biosolutions Inc.	2,381	43
* Quidel Corp.	2,786	43
* PharMerica Corp.	2,871	42
* Healthways Inc.	3,321	42
* Sunrise Senior Living Inc.	5,611	42
* Genomic Health Inc.	1,662	41
* ExamWorks Group Inc.	2,645	40
* Exact Sciences Corp.	5,105	39
* SonoSite Inc.	1,350	39
* Affymetrix Inc.	6,893	39
* ABIOMED Inc.	3,097	39
Ensign Group Inc.	1,594	37

16

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Angiodynamics Inc.	2,442	35
* Caliper Life Sciences Inc.	4,613	35
Universal American Corp.	3,156	35
National Healthcare Corp.	1,001	34
* AVANIR Pharmaceuticals Inc.	12,131	34
* Medidata Solutions Inc.	2,057	34
* Geron Corp.	12,610	34
* OraSure Technologies Inc.	4,564	33
Atrion Corp.	155	33
* Accuray Inc.	6,685	33
* Triple-S Management Corp. Class B	1,933	33
* ZIOPHARM Oncology Inc.	5,720	33
* Depomed Inc.	5,248	33
* Conceptus Inc.	3,049	32
Cantel Medical Corp.	1,290	32
* Select Medical Holdings Corp.	4,374	32
* Enzon Pharmaceuticals Inc.	3,674	31
* Neoprobe Corp.	9,250	31
* Idenix Pharmaceuticals Inc.	5,358	31
* LHC Group Inc.	1,543	31
* Merge Healthcare Inc.	5,075	30
* MAP Pharmaceuticals Inc.	2,138	30
* Natus Medical Inc.	2,836	30
* Symmetry Medical Inc.	3,556	30
* Neurocrine Biosciences Inc.	4,819	30
* Ligand Pharmaceuticals Inc. Class B	1,920	29
* Oncothyreon Inc.	4,066	29
* Achillion Pharmaceuticals Inc.	4,636	29
* Staar Surgical Co.	3,474	28
* Hi-Tech Pharmacal Co. Inc.	1,013	28
* Savient Pharmaceuticals Inc.	6,556	28
* Biosante Pharmaceuticals Inc.	10,696	28
* Sangamo Biosciences Inc.	5,115	28
* Corvel Corp.	606	28
* Medcath Corp.	1,988	28
* Keryx Biopharmaceuticals Inc.	6,753	27
* Dynavax Technologies Corp.	11,444	27
* Ardea Biosciences Inc.	1,640	27
* Unilife Corp.	5,555	26
* Immunomedics Inc.	6,429	26
Assisted Living Concepts Inc. Class A	1,911	26
* MedQuist Holdings Inc.	3,091	26
* Vical Inc.	7,010	25
* XenoPort Inc.	3,456	25
* BioScrip Inc.	3,979	25
* Alnylam Pharmaceuticals Inc.	3,599	25
* eResearchTechnology Inc.	4,797	25
* Cadence Pharmaceuticals Inc.	3,715	24
* Tornier NV	1,030	24
* Curis Inc.	7,464	24
* Pacific Biosciences of California Inc.	3,316	23
US Physical Therapy Inc.	1,154	23
* Kensey Nash Corp.	834	23
* MannKind Corp.	7,550	23
* Arqule Inc.	5,218	23
* Lexicon Pharmaceuticals Inc.	16,668	23
* Chelsea Therapeutics International Ltd.	5,236	22
* Transcend Services Inc.	861	22
* Cell Therapeutics Inc.	18,830	22
* Inhibitex Inc.	6,214	22
* Gentiva Health Services Inc.	2,821	21
* AMN Healthcare Services Inc.	3,870	21
* Antares Pharma Inc.	8,572	21
* Metropolitan Health Networks Inc.	4,018	21

17

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Spectranetics Corp.	3,260	20
* Vascular Solutions Inc.	1,657	20
* Delcath Systems Inc.	4,698	19
* Capital Senior Living Corp.	2,694	19
* Synovis Life Technologies Inc.	1,120	19
* Obagi Medical Products Inc.	1,812	19
* HealthStream Inc.	1,502	19
* Arena Pharmaceuticals Inc.	14,261	19
* Continucare Corp.	2,898	18
* Endocyte Inc.	1,681	18
* SIGA Technologies Inc.	3,173	18
* RTI Biologics Inc.	5,393	18
* Metabolix Inc.	3,328	18
* Progenics Pharmaceuticals Inc.	2,869	18
* Novavax Inc.	9,392	17
* Hansen Medical Inc.	4,581	17
Pain Therapeutics Inc.	3,606	17
* Cardiovascular Systems Inc.	1,297	17
* Vanda Pharmaceuticals Inc.	2,748	17
* American Dental Partners Inc.	1,509	17
* Columbia Laboratories Inc.	7,171	17
* AVI BioPharma Inc.	13,252	16
Maxygen Inc.	2,952	16
* Affymax Inc.	3,459	16
* Raptor Pharmaceutical Corp.	3,382	16
* Santarus Inc.	5,210	16
* Almost Family Inc.	805	16
* SurModics Inc.	1,491	16
* Sciclone Pharmaceuticals Inc.	3,379	16
* Sagent Pharmaceuticals Inc.	686	16
* Cytori Therapeutics Inc.	4,734	16
* Codexis Inc.	2,399	16
* Ampio Pharmaceuticals Inc.	1,938	15
Young Innovations Inc.	552	15
* Nymox Pharmaceutical Corp.	1,897	15
* Palomar Medical Technologies Inc.	1,859	15
* IRIS International Inc.	1,740	15
* Furiex Pharmaceuticals Inc.	967	15
* Dyax Corp.	9,650	14
* ISTA Pharmaceuticals Inc.	3,131	14
* Cambrex Corp.	2,877	14
* Rockwell Medical Technologies Inc.	1,568	14
* AtriCure Inc.	1,374	14
* CryoLife Inc.	2,730	14
* Providence Service Corp.	1,268	13
* Celldex Therapeutics Inc.	4,314	13
* Cross Country Healthcare Inc.	2,715	13
* Alphatec Holdings Inc.	5,271	13
* Five Star Quality Care Inc.	4,102	13
* Allos Therapeutics Inc.	7,702	13
* Aegerion Pharmaceuticals Inc.	894	13
* Infinity Pharmaceuticals Inc.	1,869	13
* Uroplasty Inc.	2,021	13
* Durect Corp.	7,447	12
* Exactech Inc.	831	12
* Array Biopharma Inc.	5,574	12
* Synergetics USA Inc.	2,175	12
* SuperGen Inc.	5,512	12
* Chindex International Inc.	1,111	12
* Zalicus Inc.	7,269	12
* Anthera Pharmaceuticals Inc.	2,059	12
* Corcept Therapeutics Inc.	4,014	11
* OncoGenex Pharmaceutical Inc.	951	11
* Biotime Inc.	2,415	11

18

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Enzo Biochem Inc.	3,741	11
* Insmed Inc.	2,292	11
* Dusa Pharmaceuticals Inc.	2,389	10
Medtox Scientific Inc.	741	10
* Solta Medical Inc.	5,924	10
* Medical Action Industries Inc.	1,601	10
* Sun Healthcare Group Inc.	2,315	10
* Harvard Bioscience Inc.	2,251	10
* Skilled Healthcare Group Inc.	1,787	10
* Cynosure Inc. Class A	946	10
* Cerus Corp.	4,654	10
* Biolase Technology Inc.	2,808	9
* Synta Pharmaceuticals Corp.	2,211	9
* Peregrine Pharmaceuticals Inc.	6,636	9
* BioCryst Pharmaceuticals Inc.	2,690	9
* Complete Genomics Inc.	972	9
* RadNet Inc.	2,833	9
* KV Pharmaceutical Co. Class A	4,795	8
* PharmAthene Inc.	3,486	8
* Osiris Therapeutics Inc.	1,556	8
* Fluidigm Corp.	596	8
* Biospecifics Technologies Corp.	459	8
* Alimera Sciences Inc.	1,098	8
* CardioNet Inc.	2,382	8
* GTx Inc.	2,060	7
* Nabi Biopharmaceuticals	3,949	7
* Albany Molecular Research Inc.	2,052	7
* Cleveland Biolabs Inc.	2,695	7
* Pozen Inc.	2,442	7
* Amicus Therapeutics Inc.	1,485	7
* Epocrates Inc.	590	6
* DynaVox Inc. Class A	910	6
* Cornerstone Therapeutics Inc.	769	6
* Lannett Co. Inc.	1,539	6
* BioMimetic Therapeutics Inc.	1,772	6
National Research Corp.	172	6
* Anacor Pharmaceuticals Inc.	1,103	5
* Stereotaxis Inc.	4,070	5
* BG Medicine Inc.	744	4
* Sunesis Pharmaceuticals Inc.	2,812	4
* Orexigen Therapeutics Inc.	2,973	4
* Bacterin International Holdings Inc.	2,171	4
* Trius Therapeutics Inc.	626	4
* Zogenix Inc.	1,115	4
* Sucampo Pharmaceuticals Inc. Class A	1,164	4
* Pacira Pharmaceuticals Inc.	480	4
* Alliance HealthCare Services Inc.	2,259	4
* Acura Pharmaceuticals Inc.	1,007	3
* Pernix Therapeutics Holdings	340	3
* Neostem Inc.	4,099	3
* Transcept Pharmaceuticals Inc.	481	2
* Clinical Data Inc. Contingent Value Rights Exp. 04/14/2018	913	1
		13,285
Industrials (15.4%)
* Clean Harbors Inc.	4,581	247
CLARCOR Inc.	4,929	229
* Esterline Technologies Corp.	2,980	224
HEICO Corp.	4,078	222
* Hexcel Corp.	9,574	220
* Alaska Air Group Inc.	3,503	202
* Genesee & Wyoming Inc. Class A	3,874	201
* Teledyne Technologies Inc.	3,591	196
Acuity Brands Inc.	4,233	195
Woodward Inc.	6,011	195

19

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Triumph Group Inc.	3,677	193
Robbins & Myers Inc.	3,855	185
* Acacia Research - Acacia Technologies	4,181	183
* Dollar Thrifty Automotive Group Inc.	2,670	177
* Moog Inc. Class A	4,440	177
Mueller Industries Inc.	3,701	174
Watsco Inc.	2,749	164
* EMCOR Group Inc.	6,535	150
* FTI Consulting Inc.	4,111	150
* Old Dominion Freight Line Inc.	4,638	149
* Middleby Corp.	1,832	148
AO Smith Corp.	3,716	146
United Stationers Inc.	4,498	142
Belden Inc.	4,632	141
Curtiss-Wright Corp.	4,538	140
* Geo Group Inc.	6,342	136
* Chart Industries Inc.	2,872	136
* Avis Budget Group Inc.	10,262	135
Actuant Corp. Class A	6,706	135
Rollins Inc.	6,211	130
Brady Corp. Class A	4,642	128
Applied Industrial Technologies Inc.	4,142	127
* CoStar Group Inc.	2,472	127
* Atlas Air Worldwide Holdings Inc.	2,568	126
* MasTec Inc.	5,536	123
Barnes Group Inc.	5,323	123
* Tetra Tech Inc.	6,095	121
Brink's Co.	4,563	117
Simpson Manufacturing Co. Inc.	4,066	116
* HUB Group Inc. Class A	3,599	113
Herman Miller Inc.	5,600	111
Deluxe Corp.	5,026	111
Corporate Executive Board Co.	3,375	111
* EnerSys	4,910	110
Kaydon Corp.	3,187	107
ABM Industries Inc.	5,183	106
* JetBlue Airways Corp.	24,088	105
* United Rentals Inc.	6,110	102
Healthcare Services Group Inc.	6,488	102
* II-VI Inc.	5,059	100
Werner Enterprises Inc.	4,285	100
Franklin Electric Co. Inc.	2,274	98
* Advisory Board Co.	1,549	96
Raven Industries Inc.	1,768	96
AAR Corp.	3,885	92
Knight Transportation Inc.	5,964	90
HNI Corp.	4,373	90
* Orbital Sciences Corp.	5,711	89
* US Airways Group Inc.	15,835	89
Titan International Inc.	4,113	88
Kaman Corp.	2,568	88
* Beacon Roofing Supply Inc.	4,494	83
Watts Water Technologies Inc. Class A	2,942	83
Tennant Co.	1,872	82
Mine Safety Appliances Co.	2,656	82
Forward Air Corp.	2,872	82
ESCO Technologies Inc.	2,601	80
Briggs & Stratton Corp.	4,930	80
* EnPro Industries Inc.	2,021	78
* GeoEye Inc.	2,168	78
Granite Construction Inc.	3,778	78
* DigitalGlobe Inc.	3,440	78
Interface Inc. Class A	5,150	78
Lindsay Corp.	1,228	76

20

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Ceradyne Inc.	2,434	76
Ameron International Corp.	894	76
Heartland Express Inc.	4,930	75
* RBC Bearings Inc.	2,143	75
* Blount International Inc.	4,755	75
* Korn/Ferry International	4,592	75
* 3D Systems Corp.	4,098	74
Knoll Inc.	4,677	74
* Meritor Inc.	8,715	74
Unifirst Corp.	1,385	72
Seaboard Corp.	31	72
* Huron Consulting Group Inc.	2,171	69
* Mobile Mini Inc.	3,593	68
* Allegiant Travel Co. Class A	1,445	68
* Astec Industries Inc.	1,950	68
Aircastle Ltd.	5,674	67
* Swift Transportation Co.	7,745	67
Skywest Inc.	5,170	66
* USG Corp.	6,981	66
Cubic Corp.	1,545	65
Steelcase Inc. Class A	7,775	64
* SYKES Enterprises Inc.	4,092	64
* Insituform Technologies Inc. Class A	3,860	64
* Dycom Industries Inc.	3,443	63
TAL International Group Inc.	2,146	63
* Amerco Inc.	847	62
* TrueBlue Inc.	4,332	61
* Colfax Corp.	2,403	60
American Science & Engineering Inc.	888	60
Albany International Corp.	2,703	59
Universal Forest Products Inc.	1,909	58
* Rush Enterprises Inc. Class A	3,168	58
CIRCOR International Inc.	1,685	58
AZZ Inc.	1,227	58
* Exponent Inc.	1,370	58
Sun Hydraulics Corp.	1,960	58
McGrath Rentcorp	2,376	57
Insperity Inc.	2,240	56
* Layne Christensen Co.	1,920	54
* RSC Holdings Inc.	6,623	53
G&K Services Inc. Class A	1,829	52
Badger Meter Inc.	1,472	52
Arkansas Best Corp.	2,486	51
Quad/Graphics Inc.	2,468	51
* Generac Holdings Inc.	2,437	50
* Sauer-Danfoss Inc.	1,132	49
* Trimas Corp.	2,498	48
* Higher One Holdings Inc.	2,991	48
* Navigant Consulting Inc.	5,042	48
Quanex Building Products Corp.	3,706	48
* Team Inc.	1,903	47
Resources Connection Inc.	4,531	47
* Aerovironment Inc.	1,653	47
* Interline Brands Inc.	3,261	47
National Presto Industries Inc.	470	46
John Bean Technologies Corp.	2,801	44
NACCO Industries Inc. Class A	570	44
* ICF International Inc.	1,922	44
Gorman-Rupp Co.	1,488	43
Tutor Perini Corp.	3,050	43
* A123 Systems Inc.	8,632	41
* MYR Group Inc.	1,969	41
Viad Corp.	1,992	41
* Altra Holdings Inc.	2,626	41

21

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Griffon Corp.	4,661	41
Encore Wire Corp.	1,814	41
Ennis Inc.	2,546	40
* Titan Machinery Inc.	1,507	40
Kelly Services Inc. Class A	2,606	40
Tredegar Corp.	2,334	39
Cascade Corp.	896	38
* Wabash National Corp.	6,696	38
* Global Power Equipment Group Inc.	1,541	38
* Swisher Hygiene Inc.	8,271	37
* ACCO Brands Corp.	5,392	37
Heidrick & Struggles International Inc.	1,739	36
Standex International Corp.	1,221	36
Comfort Systems USA Inc.	3,707	35
Mueller Water Products Inc. Class A	15,199	35
* Kforce Inc.	3,295	34
* Consolidated Graphics Inc.	879	34
* Accuride Corp.	3,954	33
* Pendrell Corp.	14,778	33
Federal Signal Corp.	6,073	33
US Ecology Inc.	1,790	33
* Powell Industries Inc.	862	32
AAON Inc.	1,837	32
Twin Disc Inc.	827	32
* Greenbrier Cos. Inc.	1,803	31
* PMFG Inc.	1,715	31
* Kratos Defense & Security Solutions Inc.	3,237	31
Primoris Services Corp.	2,610	30
* Mistras Group Inc.	1,439	29
Multi-Color Corp.	1,115	29
* Capstone Turbine Corp.	24,046	29
* H&E Equipment Services Inc.	2,794	29
* RailAmerica Inc.	2,087	29
* Force Protection Inc.	6,942	28
* Air Transport Services Group Inc.	5,263	28
* American Superconductor Corp.	4,122	28
Great Lakes Dredge & Dock Corp.	5,749	28
* Kadant Inc.	1,203	28
Marten Transport Ltd.	1,520	28
* Trex Co. Inc.	1,522	28
EnergySolutions Inc.	7,801	28
* On Assignment Inc.	3,614	27
* Astronics Corp.	920	27
* Columbus McKinnon Corp.	1,882	27
* EnerNOC Inc.	2,146	27
Douglas Dynamics Inc.	1,823	26
Textainer Group Holdings Ltd.	1,114	26
* Gibraltar Industries Inc.	2,972	26
* Taser International Inc.	5,927	26
Dynamic Materials Corp.	1,304	26
* CBIZ Inc.	3,853	26
* APAC Customer Services Inc.	3,080	26
Apogee Enterprises Inc.	2,746	26
* GenCorp Inc.	5,738	26
Houston Wire & Cable Co.	1,737	26
* RPX Corp.	935	25
* Standard Parking Corp.	1,547	25
* Dolan Co.	2,969	25
* CRA International Inc.	1,061	25
* Northwest Pipe Co.	911	25
* Cenveo Inc.	5,383	24
* Celadon Group Inc.	1,962	23
LB Foster Co. Class A	930	23
* M&F Worldwide Corp.	1,036	23

22

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Miller Industries Inc.	1,157	23
* Furmanite Corp.	3,612	22
Vicor Corp.	1,916	22
* FreightCar America Inc.	1,169	21
* KEYW Holding Corp.	1,802	21
* Zipcar Inc.	1,002	21
* Hawaiian Holdings Inc.	4,928	21
* Sterling Construction Co. Inc.	1,610	21
* Genco Shipping & Trading Ltd.	2,889	21
* DXP Enterprises Inc.	850	21
* Odyssey Marine Exploration Inc.	7,117	20
* Ameresco Inc. Class A	1,727	19
Ducommun Inc.	1,030	19
* InnerWorkings Inc.	2,521	19
* Commercial Vehicle Group Inc.	2,656	19
* NCI Building Systems Inc.	1,931	19
* Saia Inc.	1,557	19
* Michael Baker Corp.	818	18
* Spirit Airlines Inc.	1,524	18
* Lydall Inc.	1,677	18
* GP Strategies Corp.	1,451	18
Insteel Industries Inc.	1,722	18
* CAI International Inc.	1,183	18
* Quality Distribution Inc.	1,463	18
Ampco-Pittsburgh Corp.	834	18
* LMI Aerospace Inc.	895	18
Kimball International Inc. Class B	3,064	17
* American Railcar Industries Inc.	953	17
* Metalico Inc.	3,923	17
* Hurco Cos. Inc.	630	17
* Orion Marine Group Inc.	2,640	17
* Hudson Highland Group Inc.	3,205	17
Graham Corp.	962	16
* Pacer International Inc.	3,420	15
* Xerium Technologies Inc.	1,077	15
* Thermon Group Holdings Inc.	978	15
* Republic Airways Holdings Inc.	4,711	15
Alamo Group Inc.	653	15
* School Specialty Inc.	1,574	15
American Woodmark Corp.	917	15
* Tecumseh Products Co. Class A	1,807	14
SeaCube Container Leasing Ltd.	1,081	14
* FuelCell Energy Inc.	12,145	14
Met-Pro Corp.	1,434	14
* Casella Waste Systems Inc. Class A	2,475	14
LSI Industries Inc.	1,904	14
Schawk Inc. Class A	1,153	14
CDI Corp.	1,244	14
Aceto Corp.	2,602	14
* Roadrunner Transportation Systems Inc.	889	14
Intersections Inc.	898	14
* Patriot Transportation Holding Inc.	603	14
* Pike Electric Corp.	1,589	13
* Hill International Inc.	2,451	13
* American Reprographics Co.	3,418	13
Preformed Line Products Co.	238	13
* Park-Ohio Holdings Corp.	815	13
* NN Inc.	1,643	13
* Franklin Covey Co.	1,305	12
* Active Power Inc.	7,820	12
* Eagle Bulk Shipping Inc.	6,116	12
* Flow International Corp.	4,627	12
* Energy Recovery Inc.	4,474	11
* Satcon Technology Corp.	8,370	11

23

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Barrett Business Services Inc.	744	11
* Fuel Tech Inc.	1,784	11
* AT Cross Co. Class A	936	10
VSE Corp.	405	10
* Coleman Cable Inc.	819	10
International Shipholding Corp.	531	10
* TMS International Corp. Class A	1,261	9
* TRC Cos. Inc.	1,733	9
* Builders FirstSource Inc.	4,474	9
* Excel Maritime Carriers Ltd. Class A	4,219	9
* PowerSecure International Inc.	1,842	8
* Valence Technology Inc.	6,759	8
* Argan Inc.	774	8
Baltic Trading Ltd.	1,530	8
* Universal Truckload Services Inc.	511	8
* Heritage-Crystal Clean Inc.	439	7
Courier Corp.	957	7
* Broadwind Energy Inc.	9,886	7
* Ultrapetrol Bahamas Ltd.	2,087	7
* WCA Waste Corp.	1,563	7
* Essex Rental Corp.	1,595	7
Lawson Products Inc.	355	6
* UniTek Global Services Inc.	1,043	5
* Covenant Transportation Group Inc. Class A	851	4
* SFN Group Inc.	278	4
* Omega Flex Inc.	257	3
* Ener1 Inc.	6,746	3
* Astronics Corp. Class B	85	2
Compx International Inc.	113	2
		16,488
Information Technology (16.8%)
InterDigital Inc.	4,434	312
Jack Henry & Associates Inc.	8,439	247
* Parametric Technology Corp.	11,643	210
* Netlogic Microsystems Inc.	6,678	200
ADTRAN Inc.	6,322	196
* SuccessFactors Inc.	8,145	190
* Universal Display Corp.	3,761	185
* Concur Technologies Inc.	4,364	183
* Aruba Networks Inc.	8,342	178
* QLIK Technologies Inc.	6,881	175
* RF Micro Devices Inc.	26,992	168
Anixter International Inc.	2,834	167
* Hittite Microwave Corp.	3,063	166
* CACI International Inc. Class A	2,944	162
* Finisar Corp.	8,762	162
* Wright Express Corp.	3,776	159
* Cavium Inc.	4,735	152
Plantronics Inc.	4,703	151
* GT Advanced Technologies Inc.	12,307	150
* CommVault Systems Inc.	4,305	146
* Veeco Instruments Inc.	3,983	145
* Blackboard Inc.	3,425	145
j2 Global Communications Inc.	4,495	144
* OpenTable Inc.	2,302	140
* Aspen Technology Inc.	8,271	139
* SolarWinds Inc.	5,570	138
* Progress Software Corp.	6,552	136
* Semtech Corp.	6,378	136
* Arris Group Inc.	12,099	132
* Microsemi Corp.	8,446	131
Cognex Corp.	4,053	130
* Ultimate Software Group Inc.	2,527	128
* Viasat Inc.	3,546	126

24

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
MAXIMUS Inc.	3,393	126
* TiVo Inc.	11,654	124
* TriQuint Semiconductor Inc.	16,053	122
* FEI Co.	3,783	121
* Cymer Inc.	2,984	121
MKS Instruments Inc.	5,109	119
* ValueClick Inc.	7,691	118
Sapient Corp.	10,679	115
* Rambus Inc.	9,598	111
* Ancestry.com Inc.	3,096	111
* Convergys Corp.	10,284	110
* JDA Software Group Inc.	4,137	109
Blackbaud Inc.	4,351	109
* Coherent Inc.	2,451	108
* Mentor Graphics Corp.	9,412	105
* Omnivision Technologies Inc.	5,668	104
* Cardtronics Inc.	4,211	104
* Taleo Corp. Class A	4,015	104
Littelfuse Inc.	2,222	103
* Quest Software Inc.	5,978	103
* Netgear Inc.	3,579	100
Fair Isaac Corp.	3,895	100
* Entegris Inc.	13,133	99
* Cirrus Logic Inc.	6,473	98
* ACI Worldwide Inc.	3,267	98
* MicroStrategy Inc. Class A	782	96
* Take-Two Interactive Software Inc.	7,186	95
* Plexus Corp.	3,475	92
* Cabot Microelectronics Corp.	2,299	91
Power Integrations Inc.	2,820	91
* Acxiom Corp.	7,932	87
* Insight Enterprises Inc.	4,567	86
* NetSuite Inc.	2,661	86
* VirnetX Holding Corp.	3,980	86
Mantech International Corp. Class A	2,279	85
* Integrated Device Technology Inc.	14,484	82
* Synaptics Inc.	3,349	82
* Scansource Inc.	2,640	82
* Euronet Worldwide Inc.	5,006	81
Heartland Payment Systems Inc.	3,768	81
* Benchmark Electronics Inc.	5,935	80
* Websense Inc.	3,906	80
Earthlink Inc.	10,754	79
* RightNow Technologies Inc.	2,411	79
* Tyler Technologies Inc.	3,133	79
* Digital River Inc.	3,877	78
* Rogers Corp.	1,562	78
* Infinera Corp.	10,220	77
* Sourcefire Inc.	2,780	77
* Bottomline Technologies Inc.	3,327	76
* Manhattan Associates Inc.	2,125	76
* DealerTrack Holdings Inc.	4,020	75
* Advent Software Inc.	3,209	74
* Unisys Corp.	4,207	74
* Spansion Inc. Class A	4,918	74
NIC Inc.	6,254	73
Comtech Telecommunications Corp.	2,609	73
* OSI Systems Inc.	1,862	72
* Tessera Technologies Inc.	4,997	70
* Synchronoss Technologies Inc.	2,583	70
* Diodes Inc.	3,452	69
Syntel Inc.	1,507	69
* BroadSoft Inc.	2,204	67
Pegasystems Inc.	1,626	66

25

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Electronics for Imaging Inc.	4,563	65
* Lattice Semiconductor Corp.	11,515	65
* SYNNEX Corp.	2,459	65
* Rofin-Sinar Technologies Inc.	2,781	64
* Brightpoint Inc.	6,667	64
* LogMeIn Inc.	1,991	62
* RealPage Inc.	2,964	62
* Kulicke & Soffa Industries Inc.	7,039	61
* Brooks Automation Inc.	6,467	61
* Sanmina-SCI Corp.	7,871	61
* FARO Technologies Inc.	1,598	61
* LivePerson Inc.	5,149	61
* Loral Space & Communications Inc.	1,068	60
* Ceva Inc.	2,252	60
* Checkpoint Systems Inc.	3,919	60
* Verint Systems Inc.	2,071	59
* Emulex Corp.	8,578	59
* Blue Coat Systems Inc.	4,014	59
* DG FastChannel Inc.	2,680	59
* TTM Technologies Inc.	5,080	57
* RealD Inc.	4,014	56
MTS Systems Corp.	1,526	55
* Constant Contact Inc.	2,880	55
* Calix Inc.	3,678	54
* Kenexa Corp.	2,582	54
* Sonus Networks Inc.	20,627	53
* Harmonic Inc.	11,222	53
* ATMI Inc.	3,094	53
* DTS Inc.	1,701	52
* Netscout Systems Inc.	3,651	50
* Power-One Inc.	6,655	50
* Ultratech Inc.	2,458	50
Park Electrochemical Corp.	2,027	50
Micrel Inc.	4,929	50
* comScore Inc.	3,117	50
* Volterra Semiconductor Corp.	2,401	49
Opnet Technologies Inc.	1,408	49
Forrester Research Inc.	1,439	49
* Silicon Graphics International Corp.	3,029	48
* S1 Corp.	5,224	48
* Stratasys Inc.	2,066	48
* Dice Holdings Inc.	4,735	48
* Newport Corp.	3,662	47
* Maxwell Technologies Inc.	2,732	47
* Standard Microsystems Corp.	2,249	47
United Online Inc.	8,665	47
* Ebix Inc.	2,813	46
* Measurement Specialties Inc.	1,462	46
* CSG Systems International Inc.	3,383	45
* Interactive Intelligence Group	1,393	45
* Amkor Technology Inc.	10,334	45
* Liquidity Services Inc.	1,837	44
* TeleTech Holdings Inc.	2,479	44
Black Box Corp.	1,757	43
* Tekelec	6,022	43
* Quantum Corp.	22,033	43
* Intermec Inc.	5,806	43
* Advanced Energy Industries Inc.	4,258	43
* TNS Inc.	2,489	42
* Silicon Image Inc.	7,771	41
* Mercury Computer Systems Inc.	2,951	41
* ExlService Holdings Inc.	1,581	41
* Monotype Imaging Holdings Inc.	3,496	41
* SS&C Technologies Holdings Inc.	2,466	41

26

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Kemet Corp.	4,316	40
* Formfactor Inc.	4,951	39
EPIQ Systems Inc.	3,070	38
* KIT Digital Inc.	3,459	38
* Photronics Inc.	5,747	37
* Vocus Inc.	1,722	37
* Monolithic Power Systems Inc.	2,929	37
* Super Micro Computer Inc.	2,626	36
* STEC Inc.	3,792	36
* Entropic Communications Inc.	7,906	36
Methode Electronics Inc.	3,611	35
* Applied Micro Circuits Corp.	6,194	35
* Accelrys Inc.	5,414	35
* Infospace Inc.	3,620	35
iGate Corp.	3,025	34
Sycamore Networks Inc.	1,953	34
* Electro Scientific Industries Inc.	2,208	33
* Oplink Communications Inc.	2,019	33
* PROS Holdings Inc.	2,102	33
* Magma Design Automation Inc.	6,528	33
* Fabrinet	1,995	33
Keynote Systems Inc.	1,363	33
Daktronics Inc.	3,384	33
* QuinStreet Inc.	2,693	32
* Ixia	3,775	32
CTS Corp.	3,356	32
* ShoreTel Inc.	4,611	32
* Nanometrics Inc.	1,969	31
* Digi International Inc.	2,477	31
* NVE Corp.	468	31
Cass Information Systems Inc.	825	30
* Anaren Inc.	1,478	29
* Echelon Corp.	3,433	29
* Avid Technology Inc.	2,897	29
* OCZ Technology Group Inc.	5,024	28
* LoopNet Inc.	1,621	28
* IXYS Corp.	2,361	28
* Globecomm Systems Inc.	2,193	28
* Move Inc.	15,516	28
* XO Group Inc.	3,088	28
* IntraLinks Holdings Inc.	2,949	28
* LTX-Credence Corp.	4,836	28
* Powerwave Technologies Inc.	15,610	27
Electro Rent Corp.	1,836	27
* MIPS Technologies Inc. Class A	4,848	27
* Zoran Corp.	3,334	27
* Web.com Group Inc.	2,841	27
* Internap Network Services Corp.	5,109	26
Cohu Inc.	2,351	26
Xyratex Ltd.	3,025	26
* Advanced Analogic Technologies Inc.	4,201	25
* Ness Technologies Inc.	3,286	25
* Sigma Designs Inc.	3,109	25
* Extreme Networks	9,002	25
* AXT Inc.	3,126	24
* GSI Group Inc.	2,527	24
* Kopin Corp.	6,311	24
* Virtusa Corp.	1,478	23
* Symmetricom Inc.	4,229	23
* Actuate Corp.	3,513	22
* Envestnet Inc.	1,872	22
* Rubicon Technology Inc.	1,714	22
* Zix Corp.	6,490	22
* Exar Corp.	3,578	22

27

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Integrated Silicon Solution Inc.	2,617	22
* Supertex Inc.	1,083	21
* Rudolph Technologies Inc.	3,095	21
Marchex Inc. Class B	2,089	21
* MoneyGram International Inc.	8,177	21
* Perficient Inc.	2,362	21
* DemandTec Inc.	3,157	21
* CIBER Inc.	6,251	21
* Digimarc Corp.	613	20
* Imation Corp.	2,937	20
Stamps.com Inc.	1,036	20
* Seachange International Inc.	2,585	20
Renaissance Learning Inc.	1,291	20
* Cray Inc.	3,537	20
* Zygo Corp.	1,520	20
* Oclaro Inc.	4,656	20
* Travelzoo Inc.	541	20
* Immersion Corp.	2,789	20
* Active Network Inc.	1,202	19
* Saba Software Inc.	2,767	19
Richardson Electronics Ltd.	1,379	19
RealNetworks Inc.	2,062	19
* Pericom Semiconductor Corp.	2,447	19
* Mindspeed Technologies Inc.	3,274	19
* Global Cash Access Holdings Inc.	6,305	19
* VASCO Data Security International Inc.	2,642	19
* Wave Systems Corp. Class A	8,099	19
* Intevac Inc.	2,233	18
* SciQuest Inc.	1,206	18
* Vishay Precision Group Inc.	1,203	18
* Lionbridge Technologies Inc.	6,022	18
American Software Inc. Class A	2,221	18
Bel Fuse Inc. Class B	1,028	18
ModusLink Global Solutions Inc.	4,282	18
* ServiceSource International Inc.	977	18
* Cornerstone OnDemand Inc.	1,116	17
* Anadigics Inc.	6,223	17
* TeleCommunication Systems Inc. Class A	4,535	17
* Aeroflex Holding Corp.	1,940	17
* Multi-Fineline Electronix Inc.	883	17
* Computer Task Group Inc.	1,478	17
* Openwave Systems Inc.	8,331	16
* Agilysys Inc.	1,750	16
* Limelight Networks Inc.	6,262	16
* Echo Global Logistics Inc.	1,102	15
* Aviat Networks Inc.	5,926	15
* Inphi Corp.	1,894	15
* SPS Commerce Inc.	824	15
* TeleNav Inc.	1,610	15
* DSP Group Inc.	2,289	15
* LeCroy Corp.	1,603	15
* Rosetta Stone Inc.	1,073	14
* Deltek Inc.	2,170	14
* Radisys Corp.	1,899	14
* Callidus Software Inc.	2,932	14
* Emcore Corp.	8,635	14
* PLX Technology Inc.	4,352	14
Pulse Electronics Corp.	4,067	14
* Responsys Inc.	927	14
* Axcelis Technologies Inc.	9,790	13
* KVH Industries Inc.	1,454	13
* Westell Technologies Inc. Class A	5,191	13
Rimage Corp.	929	13
* MoSys Inc.	3,190	13

28

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Alpha & Omega Semiconductor Ltd.	1,436	13
* Glu Mobile Inc.	4,098	13
* THQ Inc.	6,279	12
* Ultra Clean Holdings	2,100	12
* Procera Networks Inc.	1,407	12
* PDF Solutions Inc.	2,288	12
* Hackett Group Inc.	2,976	11
* PRGX Global Inc.	1,910	11
DDi Corp.	1,475	11
* Zillow Inc.	300	11
* support.com Inc.	4,474	11
* Convio Inc.	1,183	11
* NCI Inc. Class A	652	11
* Novatel Wireless Inc.	3,134	11
* Amtech Systems Inc.	936	10
* GSI Technology Inc.	1,971	10
* FalconStor Software Inc.	3,005	10
* Dot Hill Systems Corp.	5,523	10
* SRS Labs Inc.	1,179	10
* Meru Networks Inc.	1,053	10
* ePlus Inc.	378	10
Communications Systems Inc.	650	9
* X-Rite Inc.	2,580	9
* Microvision Inc.	10,274	9
* TechTarget Inc.	1,427	9
* MaxLinear Inc.	1,565	9
* Dynamics Research Corp.	875	9
* FSI International Inc.	3,793	8
* Guidance Software Inc.	1,292	8
* PC Connection Inc.	910	8
* Motricity Inc.	3,416	8
* ORBCOMM Inc.	3,217	7
QAD Inc. Class A	614	7
* Identive Group Inc.	3,603	7
* Opnext Inc.	4,185	7
* Demand Media Inc.	730	6
* Smith Micro Software Inc.	3,311	6
* BigBand Networks Inc.	4,354	6
* eMagin Corp.	1,651	6
* Numerex Corp. Class A	903	6
* NeoPhotonics Corp.	850	5
* Viasystems Group Inc.	274	5
* Ellie Mae Inc.	836	5
* Dialogic Inc.	1,497	4
* Quepasa Corp.	707	3
* Stream Global Services Inc.	988	3
* FriendFinder Networks Inc.	600	2
* Gerber Scientific Inc. CVR	2,358	—
		18,008
Materials (4.9%)
* Coeur d'Alene Mines Corp.	8,751	249
* Hecla Mining Co.	27,292	209
Sensient Technologies Corp.	4,894	178
Olin Corp.	7,790	155
* Stillwater Mining Co.	10,072	155
NewMarket Corp.	881	148
* Chemtura Corp.	9,413	125
* Thompson Creek Metals Co. Inc.	14,931	123
Balchem Corp.	2,821	116
PolyOne Corp.	9,129	115
HB Fuller Co.	4,832	107
Buckeye Technologies Inc.	3,900	106
Arch Chemicals Inc.	2,235	105
Minerals Technologies Inc.	1,787	104

29

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Globe Specialty Metals Inc.	6,161	103
* OM Group Inc.	3,031	96
Schweitzer-Mauduit International Inc.	1,572	94
Worthington Industries Inc.	5,619	91
Innophos Holdings Inc.	2,121	88
* Calgon Carbon Corp.	5,521	87
* Louisiana-Pacific Corp.	12,918	86
Eagle Materials Inc.	4,350	86
* Clearwater Paper Corp.	2,252	83
Kaiser Aluminum Corp.	1,592	83
Texas Industries Inc.	2,227	79
* RTI International Metals Inc.	2,952	79
* Kraton Performance Polymers Inc.	3,118	75
* LSB Industries Inc.	1,796	72
* Ferro Corp.	8,462	71
* Georgia Gulf Corp.	3,321	70
AMCOL International Corp.	2,382	69
Haynes International Inc.	1,194	69
Koppers Holdings Inc.	2,014	67
* Graphic Packaging Holding Co.	15,625	66
Gold Resource Corp.	2,777	65
PH Glatfelter Co.	4,501	65
* US Gold Corp.	10,305	64
Boise Inc.	10,193	63
* Innospec Inc.	2,318	63
* Golden Star Resources Ltd.	25,274	62
Deltic Timber Corp.	1,056	62
* Century Aluminum Co.	5,042	61
* Graham Packaging Co. Inc.	2,360	60
Stepan Co.	792	60
* KapStone Paper and Packaging Corp.	3,820	57
* Materion Corp.	1,995	57
A Schulman Inc.	3,017	55
* Jaguar Mining Inc.	8,248	51
* Horsehead Holding Corp.	4,270	44
Quaker Chemical Corp.	1,252	42
* TPC Group Inc.	1,297	41
Zep Inc.	2,145	38
* Flotek Industries Inc.	4,881	34
Myers Industries Inc.	3,098	34
* STR Holdings Inc.	2,954	33
Wausau Paper Corp.	4,807	32
Hawkins Inc.	849	31
* Paramount Gold and Silver Corp.	11,449	28
* General Moly Inc.	6,591	26
American Vanguard Corp.	2,184	26
Neenah Paper Inc.	1,459	25
* Noranda Aluminum Holding Corp.	2,221	25
* Zoltek Cos. Inc.	2,715	24
* Vista Gold Corp.	6,944	24
* Universal Stainless & Alloy	694	23
* Midway Gold Corp.	8,382	22
FutureFuel Corp.	1,825	21
* AM Castle & Co.	1,634	20
* Omnova Solutions Inc.	4,422	19
Olympic Steel Inc.	895	19
* Senomyx Inc.	3,869	17
* Golden Minerals Co.	1,208	16
* Landec Corp.	2,580	15
* Metals USA Holdings Corp.	1,133	14
* Spartech Corp.	3,018	13
* AEP Industries Inc.	470	13
* Headwaters Inc.	5,612	12
* Revett Minerals Inc.	2,450	11

30

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* United States Lime & Minerals Inc.	254	11
KMG Chemicals Inc.	702	11
NL Industries Inc.	652	10
* Handy & Harman Ltd.	542	8
Chase Corp.	593	8
* US Energy Corp. Wyoming	2,251	6
* SunCoke Energy Inc.	400	6
* Verso Paper Corp.	1,568	4
		5,260
Telecommunication Services (1.0%)
AboveNet Inc.	2,269	139
* Global Crossing Ltd.	3,000	85
* PAETEC Holding Corp.	12,253	69
* Cincinnati Bell Inc.	19,432	66
* Cogent Communications Group Inc.	4,494	64
NTELOS Holdings Corp.	2,939	58
* Leap Wireless International Inc.	5,970	54
* Vonage Holdings Corp.	13,549	49
Consolidated Communications Holdings Inc.	2,556	49
* Premiere Global Services Inc.	5,107	43
* Neutral Tandem Inc.	3,066	36
* General Communication Inc. Class A	4,051	36
Alaska Communications Systems Group Inc.	4,415	34
USA Mobility Inc.	2,161	33
Shenandoah Telecommunications Co.	2,323	32
* Iridium Communications Inc.	4,260	31
Atlantic Tele-Network Inc.	916	30
IDT Corp. Class B	1,359	30
* 8x8 Inc.	6,072	26
* Cbeyond Inc.	2,731	25
SureWest Communications	1,375	16
* Towerstream Corp.	4,138	15
* Fairpoint Communications Inc.	2,108	14
HickoryTech Corp.	1,306	12
* inContact Inc.	3,000	12
* Globalstar Inc.	9,584	8
* Boingo Wireless Inc.	557	5
		1,071
Utilities (3.7%)
Nicor Inc.	4,452	247
Piedmont Natural Gas Co. Inc.	7,018	217
Cleco Corp.	5,961	212
WGL Holdings Inc.	5,007	207
New Jersey Resources Corp.	4,044	190
IDACORP Inc.	4,845	185
Portland General Electric Co.	7,363	178
UIL Holdings Corp.	4,939	168
Southwest Gas Corp.	4,482	166
South Jersey Industries Inc.	2,929	151
Avista Corp.	5,634	143
El Paso Electric Co.	4,117	142
Unisource Energy Corp.	3,588	136
PNM Resources Inc.	8,473	127
Allete Inc.	3,118	122
NorthWestern Corp.	3,544	120
Northwest Natural Gas Co.	2,608	118
Black Hills Corp.	3,853	118
Atlantic Power Corp.	6,699	104
MGE Energy Inc.	2,260	95
Laclede Group Inc.	2,191	87
CH Energy Group Inc.	1,520	85
Empire District Electric Co.	4,084	85
California Water Service Group	4,081	77
Otter Tail Corp.	3,526	72

31

Vanguard® Russell 2000 Index Fund
Schedule of Investments
August 31, 2011

					Market
					Value
				Shares	($000)
	American States Water Co.			1,824	65
	Central Vermont Public Service Corp.			1,310	46
*	Dynegy Inc. Class A			10,065	44
	Chesapeake Utilities Corp.			935	38
	SJW Corp.			1,379	32
	Ormat Technologies Inc.			1,754	30
	Unitil Corp.			1,068	28
	Middlesex Water Co.			1,525	28
	Connecticut Water Service Inc.			840	22
	York Water Co.			1,244	22
	Pennichuck Corp.			458	13
*	Cadiz Inc.			1,179	12
	Consolidated Water Co. Ltd.			1,424	12
	Artesian Resources Corp. Class A			636	12
					3,956
Total Common Stocks (Cost $116,178)[1]					106,827
		Coupon
Temporary Cash Investments (5.8%)
Money Market Fund (5.7%)
2	Vanguard Market Liquidity Fund	0.132%		6,071,000	6,071

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (0.1%)
3,4	Fannie Mae Discount Notes	0.045%	10/5/11	50	50
3,4	Federal Home Loan Bank Discount Notes	0.040%	11/30/11	100	100
					150
Total Temporary Cash Investments (Cost $6,221)					6,221
Total Investments (105.5%) (Cost $122,399)					113,048
Other Assets and Liabilities—Net (-5.5%)					(5,929)
Net Assets (100%)					107,119

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 5.6%, respectively, of net asset.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $50,000 have been segregated as initial margin for open futures contracts.

32

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (11.6%)
Rent-A-Center Inc.	1,926	54
* Iconix Brand Group Inc.	2,208	43
* Live Nation Entertainment Inc.	4,272	40
Men's Wearhouse Inc.	1,292	37
* Genesco Inc.	645	34
* New York Times Co. Class A	4,152	34
* Childrens Place Retail Stores Inc.	790	34
* Saks Inc.	3,491	34
* Domino's Pizza Inc.	1,157	32
Jones Group Inc.	2,647	31
* Cabela's Inc.	1,310	31
Group 1 Automotive Inc.	728	30
* Jack in the Box Inc.	1,420	29
Bob Evans Farms Inc.	918	29
Meredith Corp.	1,100	28
* Helen of Troy Ltd.	935	28
* Gaylord Entertainment Co.	1,079	27
* Eastman Kodak Co.	8,143	26
Regis Corp.	1,749	26
* Collective Brands Inc.	1,863	25
Penske Automotive Group Inc.	1,352	25
American Greetings Corp. Class A	1,149	24
* Pinnacle Entertainment Inc.	1,762	24
* Pier 1 Imports Inc.	2,203	24
* 99 Cents Only Stores	1,255	23
* Orient-Express Hotels Ltd. Class A	2,885	23
International Speedway Corp. Class A	892	22
Scholastic Corp.	805	22
MDC Holdings Inc.	1,136	22
Finish Line Inc. Class A	1,091	22
* Office Depot Inc.	8,401	22
* Ascent Capital Group Inc. Class A	436	21
Matthews International Corp. Class A	550	18
* Skechers U.S.A. Inc. Class A	1,134	18
Stage Stores Inc.	1,094	18
Sonic Automotive Inc. Class A	1,218	17
* Asbury Automotive Group Inc.	884	17
* Quiksilver Inc.	3,928	16
* Ruby Tuesday Inc.	1,971	16
* OfficeMax Inc.	2,602	16
* Modine Manufacturing Co.	1,409	16
* Meritage Homes Corp.	846	16
PEP Boys-Manny Moe & Jack	1,594	16
Ryland Group Inc.	1,344	16
KB Home	2,330	15
* American Axle & Manufacturing Holdings Inc.	1,589	15
Stewart Enterprises Inc. Class A	2,385	14
* Central European Media Enterprises Ltd. Class A	1,109	14
* Liz Claiborne Inc.	2,717	14
* Jakks Pacific Inc.	824	14
* Timberland Co. Class A	325	14
* La-Z-Boy Inc.	1,570	14
* Wet Seal Inc. Class A	2,735	14
Fred's Inc. Class A	1,190	14
Lithia Motors Inc. Class A	668	13
Churchill Downs Inc.	280	12
Superior Industries International Inc.	709	12
Barnes & Noble Inc.	879	12
* Warnaco Group Inc.	211	11
HOT Topic Inc.	1,355	11
* Biglari Holdings Inc.	34	11

33

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Charming Shoppes Inc.	3,519	11
Sinclair Broadcast Group Inc. Class A	1,417	11
Brown Shoe Co. Inc.	1,343	11
Callaway Golf Co.	1,950	11
Belo Corp. Class A	1,976	11
Harte-Hanks Inc.	1,340	11
* Fuel Systems Solutions Inc.	504	11
* Core-Mark Holding Co. Inc.	298	11
* Boyd Gaming Corp.	1,659	10
* Exide Technologies	1,760	10
Vail Resorts Inc.	228	9
Blyth Inc.	158	9
* EW Scripps Co. Class A	1,031	9
* Perry Ellis International Inc.	367	8
* Standard Pacific Corp.	3,215	8
Ethan Allen Interiors Inc.	474	8
Bebe Stores Inc.	1,163	8
Standard Motor Products Inc.	596	8
* Cavco Industries Inc.	207	8
* Scientific Games Corp. Class A	839	7
Movado Group Inc.	524	7
Drew Industries Inc.	358	7
* Fisher Communications Inc.	268	7
* Shoe Carnival Inc.	278	7
Haverty Furniture Cos. Inc.	569	7
Lincoln Educational Services Corp.	684	7
* Talbots Inc.	2,116	6
* Carter's Inc.	201	6
Columbia Sportswear Co.	117	6
Marcus Corp.	618	6
Stein Mart Inc.	832	6
* Arctic Cat Inc.	368	6
* hhgregg Inc.	516	6
Cinemark Holdings Inc.	262	5
* Universal Electronics Inc.	280	5
* Casual Male Retail Group Inc.	1,276	5
* Citi Trends Inc.	454	5
* Tuesday Morning Corp.	1,305	5
* Corinthian Colleges Inc.	2,359	5
Christopher & Banks Corp.	1,084	5
Mac-Gray Corp.	360	5
* Steinway Musical Instruments Inc.	200	5
Big 5 Sporting Goods Corp.	666	5
Weyco Group Inc.	217	5
* Beazer Homes USA Inc.	2,306	5
* Journal Communications Inc. Class A	1,308	5
Speedway Motorsports Inc.	358	5
* MarineMax Inc.	704	5
* Unifi Inc.	422	5
* Kirkland's Inc.	507	5
* Ruth's Hospitality Group Inc.	885	5
* M/I Homes Inc.	567	5
* Life Time Fitness Inc.	121	5
Spartan Motors Inc.	1,010	5
* Entercom Communications Corp. Class A	733	4
CSS Industries Inc.	246	4
* K-Swiss Inc. Class A	793	4
* West Marine Inc.	448	4
* Systemax Inc.	309	4
* Leapfrog Enterprises Inc.	1,255	4
* Isle of Capri Casinos Inc.	618	4
* Multimedia Games Holding Co. Inc.	815	4
* America's Car-Mart Inc.	133	4
* Zale Corp.	973	4

34

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Smith & Wesson Holding Corp.	1,206	4
* Motorcar Parts of America Inc.	366	4
* Furniture Brands International Inc.	1,270	4
* Audiovox Corp. Class A	547	4
* Saga Communications Inc. Class A	110	3
* Select Comfort Corp.	216	3
* Dana Holding Corp.	262	3
* Benihana Inc. Class A	404	3
* Caribou Coffee Co. Inc.	213	3
* Delta Apparel Inc.	194	3
Ambassadors Group Inc.	413	3
* O'Charleys Inc. (Foreign)	558	3
* Denny's Corp.	827	3
* Red Lion Hotels Corp.	445	3
* Black Diamond Inc.	401	3
* Sealy Corp.	1,497	3
* Hovnanian Enterprises Inc. Class A	1,854	3
AH Belo Corp. Class A	565	3
Outdoor Channel Holdings Inc.	437	3
* McClatchy Co. Class A	1,747	3
* Summer Infant Inc.	410	3
* Build-A-Bear Workshop Inc.	478	3
* New York & Co. Inc.	770	3
* Morgans Hotel Group Co.	385	3
Lifetime Brands Inc.	242	3
* LIN TV Corp. Class A	825	3
* Shuffle Master Inc.	287	3
* Gray Television Inc.	1,325	3
* Martha Stewart Living Omnimedia Class A	743	2
* Town Sports International Holdings Inc.	321	2
Bon-Ton Stores Inc.	341	2
* McCormick & Schmick's Seafood Restaurants Inc.	383	2
* Luby's Inc.	517	2
* Conn's Inc.	410	2
* Monarch Casino & Resort Inc.	228	2
RG Barry Corp.	224	2
Skyline Corp.	208	2
* Johnson Outdoors Inc. Class A	143	2
* Pacific Sunwear of California Inc.	1,436	2
* Kenneth Cole Productions Inc. Class A	155	2
* Coldwater Creek Inc.	1,580	2
* Orbitz Worldwide Inc.	643	2
Texas Roadhouse Inc. Class A	114	2
PF Chang's China Bistro Inc.	53	2
* 1-800-Flowers.com Inc. Class A	639	2
* Cost Plus Inc.	204	2
* Syms Corp.	176	2
* Archipelago Learning Inc.	167	2
Shiloh Industries Inc.	151	2
Cracker Barrel Old Country Store Inc.	36	2
* Nexstar Broadcasting Group Inc. Class A	248	2
* Cambium Learning Group Inc.	501	1
* Cumulus Media Inc. Class A	543	1
* Red Robin Gourmet Burgers Inc.	45	1
* Crown Media Holdings Inc. Class A	954	1
* Knology Inc.	66	1
World Wrestling Entertainment Inc. Class A	86	1
* Marine Products Corp.	139	1
* Westwood One Inc.	134	1
Einstein Noah Restaurant Group Inc.	45	1
* Entravision Communications Corp. Class A	594	1
Cherokee Inc.	47	1
* Valuevision Media Inc. Class A	164	1
* Gordmans Stores Inc.	35	1

35

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Value Line Inc.	42	1
* Global Sources Ltd.	16	—
		1,917
Consumer Staples (3.0%)
Snyders-Lance Inc.	1,430	32
Universal Corp.	701	29
Ruddick Corp.	685	28
Fresh Del Monte Produce Inc.	1,105	27
Sanderson Farms Inc.	671	26
* Hain Celestial Group Inc.	818	26
* TreeHouse Foods Inc.	442	24
Andersons Inc.	563	23
* Rite Aid Corp.	16,482	18
* Prestige Brands Holdings Inc.	1,522	16
* Central European Distribution Corp.	2,202	16
* Chiquita Brands International Inc.	1,375	14
Cal-Maine Foods Inc.	404	13
* Winn-Dixie Stores Inc.	1,690	13
Weis Markets Inc.	333	13
Nash Finch Co.	367	12
B&G Foods Inc. Class A	620	11
* Central Garden and Pet Co. Class A	1,434	11
Spartan Stores Inc.	684	11
* Dole Food Co. Inc.	883	10
* Alliance One International Inc.	2,636	8
* Heckmann Corp.	1,421	8
Vector Group Ltd.	439	8
* Smart Balance Inc.	571	8
* Pantry Inc.	645	8
* Seneca Foods Corp. Class A	280	7
* Omega Protein Corp.	529	6
Ingles Markets Inc. Class A	382	6
* Pilgrim's Pride Corp.	1,532	5
* Susser Holdings Corp.	244	5
* Smart Balance Inc.	949	5
Village Super Market Inc. Class A	190	5
* Elizabeth Arden Inc.	139	5
* Revlon Inc. Class A	329	4
* Nutraceutical International Corp.	279	4
Imperial Sugar Co.	371	3
* Spectrum Brands Holdings Inc.	94	3
Oil-Dri Corp. of America	127	2
Schiff Nutrition International Inc.	233	2
MGP Ingredients Inc.	347	2
Griffin Land & Nurseries Inc.	64	2
Alico Inc.	73	2
* Harbinger Group Inc.	319	1
* Craft Brewers Alliance Inc.	237	1
Tootsie Roll Industries Inc.	45	1
Arden Group Inc.	12	1
Farmer Bros Co.	127	1
* Primo Water Corp.	95	1
* Star Scientific Inc.	244	1
		488
Energy (5.1%)
* Bill Barrett Corp.	1,320	63
* Helix Energy Solutions Group Inc.	3,209	54
Bristow Group Inc.	1,100	48
* Swift Energy Co.	1,284	40
World Fuel Services Corp.	926	34
* Comstock Resources Inc.	1,442	29
* Cloud Peak Energy Inc.	1,465	29
* SemGroup Corp. Class A	1,257	29
Nordic American Tankers Ltd.	1,430	26

36

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Gulfmark Offshore Inc.	592	23
* Exterran Holdings Inc.	1,935	23
Ship Finance International Ltd.	1,363	22
* Tetra Technologies Inc.	2,070	21
* Newpark Resources Inc.	2,548	21
* Parker Drilling Co.	3,532	20
* Petroleum Development Corp.	712	17
* Hornbeck Offshore Services Inc.	692	17
* Hercules Offshore Inc.	3,486	15
Overseas Shipholding Group Inc.	806	14
* Global Industries Ltd.	3,064	13
Frontline Ltd.	1,560	12
Knightsbridge Tankers Ltd.	666	12
* Energy Partners Ltd.	876	12
* Harvest Natural Resources Inc.	1,029	12
* James River Coal Co.	1,076	12
Penn Virginia Corp.	1,383	11
* Endeavour International Corp.	1,124	11
* Petroquest Energy Inc.	1,299	10
Gulf Island Fabrication Inc.	371	9
* PHI Inc.	395	9
* Vaalco Energy Inc.	1,364	9
* Georesources Inc.	371	9
* BPZ Resources Inc.	2,343	9
Teekay Tankers Ltd. Class A	1,283	8
* Vantage Drilling Co.	5,287	8
* Venoco Inc.	685	8
* USEC Inc.	3,513	8
* Matrix Service Co.	674	7
* Gastar Exploration Ltd.	1,757	7
* Green Plains Renewable Energy Inc.	628	7
Delek US Holdings Inc.	431	6
* Willbros Group Inc.	958	6
* Warren Resources Inc.	1,814	6
* Dawson Geophysical Co.	174	6
DHT Holdings Inc.	1,951	6
* Key Energy Services Inc.	393	6
* Scorpio Tankers Inc.	753	5
* Pioneer Drilling Co.	398	5
* Natural Gas Services Group Inc.	370	5
* Union Drilling Inc.	459	4
* Triangle Petroleum Corp.	675	4
* Approach Resources Inc.	193	4
* GMX Resources Inc.	1,233	4
* REX American Resources Corp.	208	3
* Miller Energy Resources Inc.	941	3
* Cal Dive International Inc.	1,109	3
* Mitcham Industries Inc.	172	3
* Tesco Corp.	155	3
* Patriot Coal Corp.	172	2
* L&L Energy Inc.	675	2
* Westmoreland Coal Co.	219	2
Crosstex Energy Inc.	146	2
* Crimson Exploration Inc.	661	2
* Rex Energy Corp.	136	2
* Western Refining Inc.	92	2
General Maritime Corp.	3,562	1
* CAMAC Energy Inc.	1,752	1
* Solazyme Inc.	97	1
* Voyager Oil & Gas Inc.	319	1
Alon USA Energy Inc.	84	1
* Ur-Energy Inc.	609	1
Hallador Energy Co.	62	1
		851

37

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Financials (35.3%)
MFA Financial Inc.	10,777	81
BioMed Realty Trust Inc.	3,973	73
Hancock Holding Co.	2,310	72
National Retail Properties Inc.	2,573	70
* ProAssurance Corp.	926	67
Post Properties Inc.	1,509	63
Hatteras Financial Corp.	2,263	62
Entertainment Properties Trust	1,412	60
Alterra Capital Holdings Ltd.	2,747	56
Apollo Investment Corp.	5,930	54
Prosperity Bancshares Inc.	1,420	54
Colonial Properties Trust	2,527	53
Starwood Property Trust Inc.	2,822	52
Invesco Mortgage Capital Inc.	2,814	50
First American Financial Corp.	3,184	49
LaSalle Hotel Properties	2,576	48
* SVB Financial Group	1,010	47
Washington Real Estate Investment Trust	1,487	46
CBL & Associates Properties Inc.	3,090	45
American Campus Communities Inc.	1,145	45
* CNO Financial Group Inc.	6,712	43
Iberiabank Corp.	893	43
Trustmark Corp.	1,937	42
FirstMerit Corp.	3,307	41
Two Harbors Investment Corp.	4,255	41
Webster Financial Corp.	2,181	39
* Knight Capital Group Inc. Class A	3,038	39
DiamondRock Hospitality Co.	5,066	39
Healthcare Realty Trust Inc.	2,202	39
Northwest Bancshares Inc.	3,212	38
UMB Financial Corp.	969	38
Extra Space Storage Inc.	1,737	37
Medical Properties Trust Inc.	3,382	36
Platinum Underwriters Holdings Ltd.	1,129	36
Delphi Financial Group Inc.	1,461	35
RLI Corp.	552	35
FNB Corp.	3,842	34
Sovran Self Storage Inc.	838	34
Capstead Mortgage Corp.	2,551	34
Umpqua Holdings Corp.	3,470	34
DCT Industrial Trust Inc.	7,436	34
Wintrust Financial Corp.	1,059	33
Cypress Sharpridge Investments Inc.	2,499	33
Cash America International Inc.	592	33
Montpelier Re Holdings Ltd.	1,888	32
U-Store-It Trust	3,010	32
* PHH Corp.	1,703	32
Kilroy Realty Corp.	898	32
* Ocwen Financial Corp.	2,255	31
Cathay General Bancorp	2,380	31
Redwood Trust Inc.	2,378	30
United Bankshares Inc.	1,321	30
* Stifel Financial Corp.	979	29
Equity One Inc.	1,624	29
Prospect Capital Corp.	3,300	29
* Texas Capital Bancshares Inc.	1,127	29
BancorpSouth Inc.	2,527	29
First Financial Bancorp	1,764	28
Old National Bancorp	2,868	28
Community Bank System Inc.	1,114	28
Franklin Street Properties Corp.	2,137	28
Anworth Mortgage Asset Corp.	3,830	28
* MF Global Holdings Ltd.	4,959	27

38

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
National Penn Bancshares Inc.	3,745	27
Astoria Financial Corp.	2,633	27
MB Financial Inc.	1,648	27
Tower Group Inc.	1,116	27
Lexington Realty Trust	3,624	27
Susquehanna Bancshares Inc.	3,934	26
Solar Capital Ltd.	1,105	26
DuPont Fabros Technology Inc.	1,102	26
International Bancshares Corp.	1,605	25
Government Properties Income Trust	1,072	25
Glacier Bancorp Inc.	2,177	25
Selective Insurance Group Inc.	1,635	25
Sun Communities Inc.	643	25
Pebblebrook Hotel Trust	1,541	25
* First Industrial Realty Trust Inc.	2,622	25
PS Business Parks Inc.	452	25
CVB Financial Corp.	2,704	24
Provident Financial Services Inc.	1,830	23
Argo Group International Holdings Ltd.	831	23
Oritani Financial Corp.	1,702	22
Symetra Financial Corp.	2,045	22
Fifth Street Finance Corp.	2,189	22
* Sunstone Hotel Investors Inc.	3,577	22
* Enstar Group Ltd.	209	22
Park National Corp.	391	22
Primerica Inc.	1,030	21
NBT Bancorp Inc.	1,043	21
Associated Estates Realty Corp.	1,190	21
Acadia Realty Trust	970	20
LTC Properties Inc.	753	20
Equity Lifestyle Properties Inc.	294	20
Westamerica Bancorporation	477	20
* iStar Financial Inc.	2,799	20
Cousins Properties Inc.	2,761	20
First Midwest Bancorp Inc.	2,256	20
Education Realty Trust Inc.	2,186	20
First Potomac Realty Trust	1,515	20
Columbia Banking System Inc.	1,195	20
Walter Investment Management Corp.	781	19
BlackRock Kelso Capital Corp.	2,210	19
Infinity Property & Casualty Corp.	376	19
Inland Real Estate Corp.	2,334	19
Potlatch Corp.	563	19
* Strategic Hotels & Resorts Inc.	3,952	19
National Health Investors Inc.	413	19
American Equity Investment Life Holding Co.	1,801	18
EastGroup Properties Inc.	443	18
Highwoods Properties Inc.	531	17
Pennsylvania Real Estate Investment Trust	1,685	17
* Investors Bancorp Inc.	1,207	17
ARMOUR Residential REIT Inc.	2,314	17
* National Financial Partners Corp.	1,335	17
Compass Diversified Holdings	1,222	17
Bank of the Ozarks Inc.	734	17
* Pico Holdings Inc.	688	16
CreXus Investment Corp.	1,730	16
PrivateBancorp Inc. Class A	1,817	16
Horace Mann Educators Corp.	1,208	16
KBW Inc.	1,094	16
Home Bancshares Inc.	679	16
Hersha Hospitality Trust Class A	4,261	16
S&T Bancorp Inc.	850	16
* Navigators Group Inc.	351	16
First Financial Bankshares Inc.	523	15

39

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Independent Bank Corp.	649	15
Amtrust Financial Services Inc.	637	15
Colony Financial Inc.	997	15
Investors Real Estate Trust	1,966	15
Oriental Financial Group Inc.	1,371	15
Meadowbrook Insurance Group Inc.	1,613	15
Brookline Bancorp Inc.	1,788	15
Nelnet Inc. Class A	781	15
Safety Insurance Group Inc.	382	15
* MGIC Investment Corp.	5,680	15
* Greenlight Capital Re Ltd. Class A	657	15
PacWest Bancorp	916	15
Boston Private Financial Holdings Inc.	2,331	15
Chemical Financial Corp.	831	14
PennyMac Mortgage Investment Trust	841	14
First Commonwealth Financial Corp.	3,176	14
Employers Holdings Inc.	1,168	14
Retail Opportunity Investments Corp.	1,274	14
* Investment Technology Group Inc.	1,249	14
PennantPark Investment Corp.	1,380	14
Banco Latinoamericano de Comercio Exterior SA	843	14
City Holding Co.	462	14
WesBanco Inc.	700	14
* State Bank Financial Corp.	957	14
Berkshire Hills Bancorp Inc.	628	14
* Forestar Group Inc.	1,073	14
Radian Group Inc.	4,029	13
* Pinnacle Financial Partners Inc.	1,034	13
Maiden Holdings Ltd.	1,530	13
* United Community Banks Inc.	1,257	13
Ashford Hospitality Trust Inc.	1,580	13
* Western Alliance Bancorp	2,099	13
ViewPoint Financial Group	1,055	13
Hercules Technology Growth Capital Inc.	1,326	13
Chesapeake Lodging Trust	974	13
Trustco Bank Corp. NY	2,669	12
Advance America Cash Advance Centers Inc.	1,466	12
Simmons First National Corp. Class A	525	12
Ramco-Gershenson Properties Trust	1,166	12
Sandy Spring Bancorp Inc.	730	12
SCBT Financial Corp.	423	12
United Fire & Casualty Co.	652	12
Resource Capital Corp.	2,156	12
* Piper Jaffray Cos.	479	11
* Sterling Financial Corp.	812	11
Main Street Capital Corp.	609	11
Dime Community Bancshares Inc.	943	11
First Busey Corp.	2,333	11
FBL Financial Group Inc. Class A	389	11
Dynex Capital Inc.	1,221	11
Triangle Capital Corp.	669	11
NorthStar Realty Finance Corp.	2,902	11
RLJ Lodging Trust	834	11
MCG Capital Corp.	2,333	11
* AMERISAFE Inc.	557	11
Campus Crest Communities Inc.	926	11
Flushing Financial Corp.	950	11
Lakeland Financial Corp.	491	11
* ICG Group Inc.	1,043	11
Flagstone Reinsurance Holdings SA	1,494	11
* FPIC Insurance Group Inc.	253	11
Community Trust Bancorp Inc.	420	11
Harleysville Group Inc.	369	11
Renasant Corp.	759	11

40

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
1st Source Corp.	461	11
First Financial Corp.	338	10
Urstadt Biddle Properties Inc. Class A	605	10
National Western Life Insurance Co. Class A	67	10
Excel Trust Inc.	937	10
* Safeguard Scientifics Inc.	626	10
Southside Bancshares Inc.	498	10
Coresite Realty Corp.	602	10
Tompkins Financial Corp.	247	10
* Hilltop Holdings Inc.	1,206	9
* Intl. FCStone Inc.	402	9
OneBeacon Insurance Group Ltd. Class A	672	9
Apollo Commercial Real Estate Finance Inc.	622	9
GFI Group Inc.	2,139	9
TICC Capital Corp.	977	9
Washington Trust Bancorp Inc.	432	9
Hudson Pacific Properties Inc.	668	9
Parkway Properties Inc.	665	9
Winthrop Realty Trust	869	9
Monmouth Real Estate Investment Corp. Class A	1,072	9
TowneBank	737	9
* West Coast Bancorp	584	9
Cardinal Financial Corp.	876	9
Rockville Financial Inc.	894	9
MVC Capital Inc.	727	9
* NewStar Financial Inc.	826	8
Kennedy-Wilson Holdings Inc.	720	8
Hudson Valley Holding Corp.	430	8
* eHealth Inc.	648	8
CapLease Inc.	2,060	8
StellarOne Corp.	696	8
* Nara Bancorp Inc.	1,151	8
Sterling Bancorp	937	8
Getty Realty Corp.	421	8
Capital Southwest Corp.	89	8
* Beneficial Mutual Bancorp Inc.	1,007	8
* Citizens Inc.	1,148	8
Banner Corp.	501	8
Tower Bancorp Inc.	318	8
* Global Indemnity plc	410	8
United Financial Bancorp Inc.	488	8
Provident New York Bancorp	1,152	7
Territorial Bancorp Inc.	363	7
Bancfirst Corp.	204	7
Kite Realty Group Trust	1,686	7
Univest Corp. of Pennsylvania	508	7
* Cowen Group Inc. Class A	2,024	7
Northfield Bancorp Inc	516	7
* Bancorp Inc.	886	7
Summit Hotel Properties Inc.	826	7
WSFS Financial Corp.	195	7
Calamos Asset Management Inc. Class A	575	7
* Phoenix Cos. Inc.	3,520	7
Union First Market Bankshares Corp.	614	7
Arrow Financial Corp.	282	7
Agree Realty Corp.	299	7
* Ameris Bancorp	720	7
Financial Institutions Inc.	418	7
Camden National Corp.	233	7
* FelCor Lodging Trust Inc.	1,884	6
Sabra Healthcare REIT Inc.	551	6
Universal Health Realty Income Trust	170	6
Presidential Life Corp.	657	6
* Eagle Bancorp Inc.	508	6

41

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Doral Financial Corp.	3,853	6
Cedar Shopping Centers Inc.	1,697	6
Oppenheimer Holdings Inc. Class A	313	6
SY Bancorp Inc.	310	6
Enterprise Financial Services Corp.	416	6
FXCM Inc. Class A	525	6
Heartland Financial USA Inc.	403	6
German American Bancorp Inc.	382	6
Citizens & Northern Corp.	369	6
* American Safety Insurance Holdings Ltd.	317	6
Federal Agricultural Mortgage Corp.	298	6
* Center Financial Corp.	1,079	6
First Merchants Corp.	777	6
First Interstate Bancsystem Inc.	478	6
Baldwin & Lyons Inc.	254	6
Bank of Marin Bancorp	162	6
Trico Bancshares	426	6
First Community Bancshares Inc.	481	6
Fox Chase Bancorp Inc.	441	6
* Central Pacific Financial Corp.	465	6
CoBiz Financial Inc.	985	6
Lakeland Bancorp Inc.	656	6
Heritage Financial Corp.	474	6
First of Long Island Corp.	232	6
State Auto Financial Corp.	389	5
National Bankshares Inc.	210	5
Great Southern Bancorp Inc.	308	5
Centerstate Banks Inc.	910	5
MainSource Financial Group Inc.	610	5
Abington Bancorp Inc.	613	5
Republic Bancorp Inc. Class A	300	5
State Bancorp Inc.	458	5
* Wilshire Bancorp Inc.	1,720	5
OceanFirst Financial Corp.	444	5
Stewart Information Services Corp.	551	5
One Liberty Properties Inc.	336	5
STAG Industrial Inc.	481	5
Washington Banking Co.	465	5
Gladstone Capital Corp.	637	5
* OmniAmerican Bancorp Inc.	359	5
Home Federal Bancorp Inc.	502	5
CNB Financial Corp.	372	5
Arlington Asset Investment Corp. Class A	195	5
BankFinancial Corp.	638	5
Bancorp Rhode Island Inc.	113	5
* Franklin Financial Corp.	421	5
National Interstate Corp.	209	5
Westfield Financial Inc.	628	5
Bryn Mawr Bank Corp.	245	5
NGP Capital Resources Co.	655	5
Golub Capital BDC Inc.	311	5
Pacific Continental Corp.	558	5
ESB Financial Corp.	378	5
Gladstone Investment Corp.	669	5
RAIT Financial Trust	1,151	4
First Bancorp	458	4
* Hanmi Financial Corp.	4,578	4
Bank Mutual Corp.	1,392	4
* 1st United Bancorp Inc.	825	4
Medallion Financial Corp.	446	4
Alliance Financial Corp.	144	4
Edelman Financial Group Inc.	614	4
* Primus Guaranty Ltd.	763	4
Terreno Realty Corp.	282	4

42

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Cogdell Spencer Inc.	993	4
* Metro Bancorp Inc.	420	4
Chatham Lodging Trust	419	4
Mission West Properties Inc.	537	4
Ames National Corp.	251	4
West Bancorporation Inc.	471	4
* Virginia Commerce Bancorp Inc.	709	4
* MPG Office Trust Inc.	1,485	4
Penns Woods Bancorp Inc.	117	4
* First Defiance Financial Corp.	295	4
Kansas City Life Insurance Co.	130	4
Merchants Bancshares Inc.	146	4
Bank of Kentucky Financial Corp.	175	4
Solar Senior Capital Ltd.	235	4
* FBR & Co.	1,530	4
* Harris & Harris Group Inc.	939	4
ESSA Bancorp Inc.	344	4
SeaBright Holdings Inc.	606	4
SWS Group Inc.	883	4
Sierra Bancorp	360	4
Kohlberg Capital Corp.	579	4
GAMCO Investors Inc.	77	4
* Seacoast Banking Corp. of Florida	2,194	4
* Flagstar Bancorp Inc.	5,918	4
Cohen & Steers Inc.	93	4
* BofI Holding Inc.	253	4
* Park Sterling Corp.	867	4
Medley Capital Corp.	337	4
Consolidated-Tomoka Land Co.	127	4
First Bancorp Inc.	266	4
Glimcher Realty Trust	416	4
Kearny Financial Corp.	404	4
Capital City Bank Group Inc.	346	4
Center Bancorp Inc.	366	4
* Pacific Capital Bancorp NA	125	3
Peoples Bancorp Inc.	320	3
* Meridian Interstate Bancorp Inc.	266	3
* Sun Bancorp Inc.	1,139	3
THL Credit Inc.	281	3
First Pactrust Bancorp Inc.	278	3
* Nicholas Financial Inc.	295	3
Gladstone Commercial Corp.	195	3
UMH Properties Inc.	349	3
First Financial Holdings Inc.	501	3
JMP Group Inc.	459	3
* Marlin Business Services Corp.	266	3
* Gleacher & Co. Inc.	2,385	3
Orrstown Financial Services Inc.	212	3
* Southwest Bancorp Inc.	589	3
Donegal Group Inc. Class A	240	3
* Cape Bancorp Inc.	356	3
* Avatar Holdings Inc.	271	3
Midsouth Bancorp Inc.	223	3
Omega Healthcare Investors Inc.	141	3
Century Bancorp Inc. Class A	94	3
* Encore Bancshares Inc.	225	3
New Mountain Finance Corp.	196	3
Suffolk Bancorp	294	2
* Bridge Capital Holdings	238	2
* Heritage Commerce Corp.	562	2
EMC Insurance Group Inc.	133	2
Universal Insurance Holdings Inc.	556	2
Whitestone REIT Class B	207	2
Enterprise Bancorp Inc.	169	2

43

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Bridge Bancorp Inc.	120	2
* First Marblehead Corp.	1,669	2
Clifton Savings Bancorp Inc.	230	2
* Cascade Bancorp	176	2
Roma Financial Corp.	195	2
Charter Financial Corp.	185	2
Independence Holding Co.	196	2
* CIFC Corp.	306	2
* Hallmark Financial Services	215	2
* Taylor Capital Group Inc.	224	1
* Capital Bank Corp.	500	1
* Gain Capital Holdings Inc.	237	1
* PMI Group Inc.	4,840	1
American Assets Trust Inc.	44	1
California First National Bancorp	50	1
Newcastle Investment Corp.	151	1
* Virtus Investment Partners Inc.	13	1
Artio Global Investors Inc. Class A	83	1
* Imperial Holdings Inc.	96	1
* Fortegra Financial Corp.	117	1
		5,846
Health Care (5.3%)
* Healthsouth Corp.	2,880	62
* Magellan Health Services Inc.	972	48
* Viropharma Inc.	2,300	46
* Healthspring Inc.	940	37
* Amsurg Corp. Class A	947	21
* InterMune Inc.	796	21
Invacare Corp.	818	21
* Kindred Healthcare Inc.	1,573	20
* CONMED Corp.	857	20
West Pharmaceutical Services Inc.	459	18
* Wright Medical Group Inc.	1,182	18
* Centene Corp.	568	18
* Greatbatch Inc.	706	16
* Amedisys Inc.	893	15
* PharMerica Corp.	889	13
* Healthways Inc.	1,028	13
Medicis Pharmaceutical Corp. Class A	329	13
* Affymetrix Inc.	2,134	12
* ICU Medical Inc.	279	11
* Angiodynamics Inc.	756	11
Universal American Corp.	978	11
National Healthcare Corp.	310	11
Owens & Minor Inc.	359	11
* Medicines Co.	703	10
* Triple-S Management Corp. Class B	599	10
* Enzon Pharmaceuticals Inc.	1,180	10
* Par Pharmaceutical Cos. Inc.	337	10
Cantel Medical Corp.	400	10
* LHC Group Inc.	454	9
* Hanger Orthopedic Group Inc.	483	9
* Medcath Corp.	616	9
* Omnicell Inc.	521	8
* Geron Corp.	3,038	8
Assisted Living Concepts Inc. Class A	592	8
* Select Medical Holdings Corp.	1,050	8
* Nektar Therapeutics	1,274	7
* Gentiva Health Services Inc.	926	7
* Immunogen Inc.	646	7
* Idenix Pharmaceuticals Inc.	1,200	7
* Symmetry Medical Inc.	825	7
* Theravance Inc.	345	7
* Micromet Inc.	1,358	6

44

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Molina Healthcare Inc.	338	6
* Hi-Tech Pharmacal Co. Inc.	217	6
* Pacific Biosciences of California Inc.	801	6
* Sequenom Inc.	915	6
* Arena Pharmaceuticals Inc.	4,081	5
* RTI Biologics Inc.	1,576	5
* American Dental Partners Inc.	467	5
Maxygen Inc.	915	5
* SurModics Inc.	462	5
* Almost Family Inc.	249	5
Analogic Corp.	99	5
* Palomar Medical Technologies Inc.	576	5
* Furiex Pharmaceuticals Inc.	300	5
* Lexicon Pharmaceuticals Inc.	3,371	5
PDL BioPharma Inc.	740	4
* Natus Medical Inc.	423	4
* Cambrex Corp.	891	4
* Cross Country Healthcare Inc.	841	4
* Alphatec Holdings Inc.	1,632	4
* Five Star Quality Care Inc.	1,270	4
* Capital Senior Living Corp.	564	4
* CryoLife Inc.	765	4
* Rigel Pharmaceuticals Inc.	492	4
* Exact Sciences Corp.	494	4
* eResearchTechnology Inc.	719	4
* AMN Healthcare Services Inc.	653	4
* Insmed Inc.	752	4
* Celldex Therapeutics Inc.	1,144	4
* Parexel International Corp.	170	3
* SuperGen Inc.	1,589	3
* Impax Laboratories Inc.	172	3
* Providence Service Corp.	314	3
* Sun Healthcare Group Inc.	775	3
* Sunrise Senior Living Inc.	438	3
* Solta Medical Inc.	1,835	3
* Enzo Biochem Inc.	1,065	3
Young Innovations Inc.	112	3
* Harvard Bioscience Inc.	662	3
* Savient Pharmaceuticals Inc.	622	3
* MedAssets Inc.	229	3
* Cynosure Inc. Class A	255	3
* Skilled Healthcare Group Inc.	478	3
* Affymax Inc.	552	3
* Neurocrine Biosciences Inc.	395	2
* Oncothyreon Inc.	329	2
* Albany Molecular Research Inc.	667	2
* Biolase Technology Inc.	669	2
* Array Biopharma Inc.	998	2
* Curis Inc.	563	2
* Novavax Inc.	949	2
* Medical Action Industries Inc.	280	2
* Inhibitex Inc.	487	2
* BioScrip Inc.	268	2
* Chindex International Inc.	158	2
* Cornerstone Therapeutics Inc.	207	2
* Metabolix Inc.	285	2
* Progenics Pharmaceuticals Inc.	244	1
* Continucare Corp.	237	1
* XenoPort Inc.	206	1
* CardioNet Inc.	457	1
* Zalicus Inc.	893	1
* IRIS International Inc.	165	1
* Staar Surgical Co.	172	1
* Cytori Therapeutics Inc.	411	1

45

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Lannett Co. Inc.	344	1
* Accuray Inc.	264	1
* Exactech Inc.	63	1
* KV Pharmaceutical Co. Class A	523	1
* Dyax Corp.	610	1
* AVANIR Pharmaceuticals Inc.	311	1
* Columbia Laboratories Inc.	380	1
* Vical Inc.	229	1
* Allos Therapeutics Inc.	449	1
* BioMimetic Therapeutics Inc.	227	1
* Cell Therapeutics Inc.	634	1
* DynaVox Inc. Class A	104	1
* Uroplasty Inc.	112	1
* Nymox Pharmaceutical Corp.	86	1
* Vanda Pharmaceuticals Inc.	112	1
* Durect Corp.	391	1
* Cerus Corp.	309	1
* Neostem Inc.	785	1
* BG Medicine Inc.	80	—
* ePocrates Inc.	14	—
* Transcept Pharmaceuticals Inc.	35	—
* Sunesis Pharmaceuticals Inc.	56	—
* Anacor Pharmaceuticals Inc.	16	—
		871
Industrials (14.8%)
* Esterline Technologies Corp.	923	69
* Alaska Air Group Inc.	1,024	59
Robbins & Myers Inc.	1,194	57
Triumph Group Inc.	1,007	53
* Moog Inc. Class A	1,242	50
Mueller Industries Inc.	990	47
* EMCOR Group Inc.	2,024	46
* FTI Consulting Inc.	1,273	46
AO Smith Corp.	1,151	45
* Teledyne Technologies Inc.	801	44
Curtiss-Wright Corp.	1,405	43
* Geo Group Inc.	1,964	42
* Atlas Air Worldwide Holdings Inc.	795	39
Barnes Group Inc.	1,649	38
Brady Corp. Class A	1,316	36
Simpson Manufacturing Co. Inc.	1,259	36
Actuant Corp. Class A	1,747	35
Kaydon Corp.	987	33
* JetBlue Airways Corp.	7,459	32
* Tetra Tech Inc.	1,504	30
* US Airways Group Inc.	4,904	27
Werner Enterprises Inc.	1,133	26
Briggs & Stratton Corp.	1,527	25
Granite Construction Inc.	1,170	24
* EnerSys	1,075	24
ABM Industries Inc.	1,161	24
* Ceradyne Inc.	754	24
Ameron International Corp.	277	23
Watts Water Technologies Inc. Class A	824	23
* GeoEye Inc.	633	23
* United Rentals Inc.	1,334	22
Unifirst Corp.	429	22
* Korn/Ferry International	1,342	22
AAR Corp.	899	21
* Astec Industries Inc.	604	21
Seaboard Corp.	9	21
Skywest Inc.	1,601	20
* Insituform Technologies Inc. Class A	1,196	20
* Amerco Inc.	263	19

46

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Aircastle Ltd.	1,580	19
ESCO Technologies Inc.	598	18
Universal Forest Products Inc.	591	18
* Rush Enterprises Inc. Class A	981	18
Steelcase Inc. Class A	2,126	18
* SYKES Enterprises Inc.	1,122	18
* Layne Christensen Co.	595	17
* RSC Holdings Inc.	2,051	16
* Dycom Industries Inc.	888	16
* Orbital Sciences Corp.	1,024	16
G&K Services Inc. Class A	567	16
Arkansas Best Corp.	770	16
* Mobile Mini Inc.	824	16
United Stationers Inc.	492	15
Quanex Building Products Corp.	1,148	15
* Navigant Consulting Inc.	1,561	15
Albany International Corp.	677	15
Resources Connection Inc.	1,403	15
* Swift Transportation Co.	1,701	15
Quad/Graphics Inc.	696	14
* EnPro Industries Inc.	357	14
NACCO Industries Inc. Class A	177	14
* Interline Brands Inc.	920	13
Tutor Perini Corp.	945	13
* Griffon Corp.	1,443	13
Encore Wire Corp.	562	13
Ennis Inc.	789	13
Kelly Services Inc. Class A	807	12
Kaman Corp.	356	12
Tredegar Corp.	723	12
* ACCO Brands Corp.	1,670	11
Cascade Corp.	263	11
Cubic Corp.	268	11
Viad Corp.	535	11
Comfort Systems USA Inc.	1,148	11
Mueller Water Products Inc. Class A	4,706	11
* Hexcel Corp.	457	10
* A123 Systems Inc.	2,195	10
Heidrick & Struggles International Inc.	494	10
McGrath Rentcorp	426	10
* Powell Industries Inc.	267	10
* Generac Holdings Inc.	477	10
* Greenbrier Cos. Inc.	558	10
* Kratos Defense & Security Solutions Inc.	1,003	9
Federal Signal Corp.	1,721	9
* American Superconductor Corp.	1,352	9
* Accuride Corp.	1,101	9
Standex International Corp.	308	9
* RailAmerica Inc.	647	9
* Air Transport Services Group Inc.	1,630	9
* ICF International Inc.	386	9
Great Lakes Dredge & Dock Corp.	1,781	9
Multi-Color Corp.	327	8
* Titan Machinery Inc.	317	8
* Gibraltar Industries Inc.	921	8
* CBIZ Inc.	1,193	8
Apogee Enterprises Inc.	850	8
* Dolan Co.	920	8
* Meritor Inc.	915	8
* Northwest Pipe Co.	282	8
* On Assignment Inc.	1,000	8
Marten Transport Ltd.	398	7
LB Foster Co. Class A	288	7
Miller Industries Inc.	358	7

47

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* M&F Worldwide Corp.	305	7
EnergySolutions Inc.	1,889	7
CIRCOR International Inc.	193	7
* FreightCar America Inc.	362	7
* Keyw Holding Corp.	558	7
* TrueBlue Inc.	462	6
* CRA International Inc.	271	6
* Hawaiian Holdings Inc.	1,526	6
* Sterling Construction Co. Inc.	499	6
* Genco Shipping & Trading Ltd.	895	6
* Kadant Inc.	272	6
Belden Inc.	204	6
* EnerNOC Inc.	488	6
Ducommun Inc.	319	6
* USG Corp.	629	6
* SFN Group Inc.	419	6
* NCI Building Systems Inc.	598	6
* Saia Inc.	483	6
* Global Power Equipment Group Inc.	237	6
* Michael Baker Corp.	253	6
* Spirit Airlines Inc.	472	6
* Lydall Inc.	520	6
Kimball International Inc. Class B	949	5
* American Railcar Industries Inc.	295	5
* Hurco Cos. Inc.	195	5
* Force Protection Inc.	1,309	5
Insteel Industries Inc.	505	5
* Orion Marine Group Inc.	818	5
* Hudson Highland Group Inc.	993	5
Ampco-Pittsburgh Corp.	234	5
Brink's Co.	190	5
* RBC Bearings Inc.	138	5
* H&E Equipment Services Inc.	467	5
* Republic Airways Holdings Inc.	1,459	5
* School Specialty Inc.	488	5
* Odyssey Marine Exploration Inc.	1,622	5
American Woodmark Corp.	284	4
* Tecumseh Products Co. Class A	560	4
SeaCube Container Leasing Ltd.	335	4
LSI Industries Inc.	590	4
Schawk Inc. Class A	357	4
Alamo Group Inc.	189	4
* Pacer International Inc.	955	4
Aceto Corp.	806	4
* Patriot Transportation Holding Inc.	187	4
* Pike Electric Corp.	492	4
* Hill International Inc.	759	4
Met-Pro Corp.	414	4
* Roadrunner Transportation Systems Inc.	259	4
* GP Strategies Corp.	319	4
* Quality Distribution Inc.	317	4
* Franklin Covey Co.	404	4
Douglas Dynamics Inc.	259	4
* American Reprographics Co.	960	4
CDI Corp.	332	4
Preformed Line Products Co.	67	4
* Eagle Bulk Shipping Inc.	1,894	4
CLARCOR Inc.	77	4
* Energy Recovery Inc.	1,386	4
* Cenveo Inc.	782	3
Barrett Business Services Inc.	231	3
International Shipholding Corp.	165	3
* Excel Maritime Carriers Ltd. Class A	1,384	3
* Builders FirstSource Inc.	1,410	3

48

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
VSE Corp.	108	3
* Celadon Group Inc.	226	3
Baltic Trading Ltd.	494	3
* LMI Aerospace Inc.	128	3
Badger Meter Inc.	72	3
* Universal Truckload Services Inc.	162	2
Courier Corp.	312	2
* PowerSecure International Inc.	484	2
* Ultrapetrol Bahamas Ltd.	647	2
* WCA Waste Corp.	486	2
Franklin Electric Co. Inc.	45	2
* Metalico Inc.	426	2
* Essex Rental Corp.	452	2
Lawson Products Inc.	105	2
* GenCorp Inc.	393	2
* UniTek Global Services Inc.	333	2
* TMS International Corp. Class A	232	2
* Broadwind Energy Inc.	2,400	2
* Argan Inc.	163	2
* Columbus McKinnon Corp.	112	2
* Zipcar Inc.	76	2
* Huron Consulting Group Inc.	46	1
Primoris Services Corp.	126	1
* Valence Technology Inc.	1,197	1
* APAC Customer Services Inc.	171	1
* Kforce Inc.	91	1
John Bean Technologies Corp.	55	1
* Covenant Transportation Group Inc. Class A	167	1
* MYR Group Inc.	38	1
US Ecology Inc.	41	1
* Casella Waste Systems Inc. Class A	128	1
* Flow International Corp.	264	1
* CAI International Inc.	44	1
* AT Cross Co. Class A	59	1
* Ener1 Inc.	1,457	1
* Fuel Tech Inc.	95	1
Compx International Inc.	39	1
		2,453
Information Technology (10.9%)
* CACI International Inc. Class A	847	47
* RF Micro Devices Inc.	7,480	46
* Arris Group Inc.	3,747	41
MKS Instruments Inc.	1,582	37
Plantronics Inc.	1,063	34
* Convergys Corp.	3,185	34
* Cymer Inc.	695	28
* JDA Software Group Inc.	1,043	28
* Acxiom Corp.	2,457	27
* Insight Enterprises Inc.	1,414	27
Mantech International Corp. Class A	706	26
* Euronet Worldwide Inc.	1,550	25
Anixter International Inc.	426	25
* Benchmark Electronics Inc.	1,838	25
Earthlink Inc.	3,330	25
* Viasat Inc.	688	24
* Spansion Inc. Class A	1,523	23
Comtech Telecommunications Corp.	808	22
* Infinera Corp.	2,965	22
* Quest Software Inc.	1,285	22
* Cabot Microelectronics Corp.	549	22
* Tessera Technologies Inc.	1,548	22
* Scansource Inc.	699	22
* Digital River Inc.	1,049	21
* Entegris Inc.	2,745	21

49

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* SYNNEX Corp.	762	20
* Kulicke & Soffa Industries Inc.	2,180	19
* Brooks Automation Inc.	2,002	19
* Sanmina-SCI Corp.	2,437	19
* Electronics for Imaging Inc.	1,314	19
* Checkpoint Systems Inc.	1,214	18
* Emulex Corp.	2,657	18
* Mentor Graphics Corp.	1,621	18
* Loral Space & Communications Inc.	305	17
* Progress Software Corp.	824	17
* Rogers Corp.	319	16
Park Electrochemical Corp.	628	16
* ATMI Inc.	904	15
* Sonus Networks Inc.	5,895	15
* Standard Microsystems Corp.	697	15
United Online Inc.	2,683	15
* Amkor Technology Inc.	3,200	14
* Lattice Semiconductor Corp.	2,468	14
* Veeco Instruments Inc.	373	14
Black Box Corp.	544	13
* Tekelec	1,865	13
* TTM Technologies Inc.	1,200	13
* Unisys Corp.	761	13
* Quantum Corp.	6,822	13
* Intermec Inc.	1,798	13
* Advanced Energy Industries Inc.	1,319	13
* Harmonic Inc.	2,742	13
Fair Isaac Corp.	503	13
* S1 Corp.	1,395	13
* Mercury Computer Systems Inc.	914	13
* SS&C Technologies Holdings Inc.	764	13
* Blue Coat Systems Inc.	826	12
* Formfactor Inc.	1,533	12
* KIT Digital Inc.	1,071	12
* Kemet Corp.	1,269	12
* Photronics Inc.	1,780	12
* Brightpoint Inc.	1,165	11
EPIQ Systems Inc.	884	11
Methode Electronics Inc.	1,118	11
* Accelrys Inc.	1,677	11
* Rofin-Sinar Technologies Inc.	457	11
Sycamore Networks Inc.	605	10
* Newport Corp.	778	10
CTS Corp.	1,040	10
* Nanometrics Inc.	610	10
* Coherent Inc.	217	10
* Electro Scientific Industries Inc.	621	9
* Infospace Inc.	977	9
* Integrated Device Technology Inc.	1,619	9
* QuinStreet Inc.	735	9
* Avid Technology Inc.	897	9
* Zoran Corp.	1,005	8
Daktronics Inc.	842	8
Cohu Inc.	728	8
* Anaren Inc.	407	8
* Digi International Inc.	641	8
Xyratex Ltd.	937	8
* Ness Technologies Inc.	1,018	8
* Sigma Designs Inc.	963	8
* GSI Group Inc.	783	7
Cognex Corp.	230	7
* CSG Systems International Inc.	545	7
* Symmetricom Inc.	1,310	7
* Omnivision Technologies Inc.	371	7

50

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Integrated Silicon Solution Inc.	811	7
* Supertex Inc.	336	7
* Rudolph Technologies Inc.	958	6
* Oclaro Inc.	1,528	6
* Ciber Inc.	1,936	6
* Imation Corp.	910	6
* Oplink Communications Inc.	377	6
* Cray Inc.	1,095	6
* Advanced Analogic Technologies Inc.	1,029	6
* Exar Corp.	985	6
Richardson Electronics Ltd.	427	6
RealNetworks Inc.	638	6
* Global Cash Access Holdings Inc.	1,953	6
* Intevac Inc.	692	6
* Anadigics Inc.	2,041	6
* Vishay Precision Group Inc.	373	6
* Extreme Networks	2,004	6
Bel Fuse Inc. Class B	319	6
ModusLink Global Solutions Inc.	1,326	5
* Zygo Corp.	408	5
* Pericom Semiconductor Corp.	669	5
* OSI Systems Inc.	133	5
Electro Rent Corp.	334	5
* Agilysys Inc.	542	5
* Ebix Inc.	295	5
* Aviat Networks Inc.	1,835	5
* DSP Group Inc.	709	5
* Kopin Corp.	1,200	5
* Rosetta Stone Inc.	332	4
* Radisys Corp.	588	4
* Axcelis Technologies Inc.	3,212	4
* AXT Inc.	558	4
* Multi-Fineline Electronix Inc.	227	4
* Emcore Corp.	2,674	4
* PLX Technology Inc.	1,348	4
* DG FastChannel Inc.	194	4
Renaissance Learning Inc.	265	4
* THQ Inc.	2,060	4
* Westell Technologies Inc. Class A	1,607	4
Rimage Corp.	288	4
* LTX-Credence Corp.	691	4
* Alpha & Omega Semiconductor Ltd.	445	4
Littelfuse Inc.	84	4
* XO Group Inc.	426	4
Marchex Inc. Class B	381	4
* KVH Industries Inc.	427	4
* Openwave Systems Inc.	1,806	3
* DealerTrack Holdings Inc.	171	3
* TeleCommunication Systems Inc. Class A	813	3
* GSI Technology Inc.	611	3
Communications Systems Inc.	205	3
* X-Rite Inc.	799	3
* Novatel Wireless Inc.	872	3
* Seachange International Inc.	357	3
* NCI Inc. Class A	167	3
* IXYS Corp.	224	3
* Silicon Image Inc.	482	3
* Plexus Corp.	96	3
* FEI Co.	79	3
* MIPS Technologies Inc. Class A	447	2
* ePlus Inc.	99	2
* Mindspeed Technologies Inc.	426	2
* Monolithic Power Systems Inc.	193	2
* PC Connection Inc.	273	2

51

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Globecomm Systems Inc.	187	2
* Dynamics Research Corp.	238	2
* ORBCOMM Inc.	1,036	2
* Dot Hill Systems Corp.	1,321	2
* FSI International Inc.	1,049	2
DDi Corp.	297	2
* Identive Group Inc.	1,178	2
* Smith Micro Software Inc.	1,086	2
* BigBand Networks Inc.	1,326	2
* Opnext Inc.	1,133	2
* Perficient Inc.	195	2
* Applied Micro Circuits Corp.	298	2
* Viasystems Group Inc.	82	2
* Computer Task Group Inc.	138	2
* support.com Inc.	568	1
* Hackett Group Inc.	369	1
* Internap Network Services Corp.	176	1
* Power-One Inc.	111	1
* TechTarget Inc.	131	1
* Limelight Networks Inc.	307	1
* Stream Global Services Inc.	278	1
* MoneyGram International Inc.	287	1
* NeoPhotonics Corp.	120	1
* Actuate Corp.	112	1
* Immersion Corp.	95	1
* TeleNav Inc.	69	1
* Motricity Inc.	257	1
* Amtech Systems Inc.	52	1
* PDF Solutions Inc.	110	1
		1,803
Materials (5.4%)
* Coeur d'Alene Mines Corp.	2,534	72
Sensient Technologies Corp.	1,516	55
* Thompson Creek Metals Co. Inc.	4,623	38
Buckeye Technologies Inc.	1,208	33
Arch Chemicals Inc.	692	32
Minerals Technologies Inc.	553	32
HB Fuller Co.	1,395	31
* OM Group Inc.	939	30
Schweitzer-Mauduit International Inc.	486	29
* Louisiana-Pacific Corp.	4,000	27
* Clearwater Paper Corp.	698	26
Texas Industries Inc.	690	25
* Ferro Corp.	2,620	22
* Georgia Gulf Corp.	1,029	22
* RTI International Metals Inc.	793	21
PH Glatfelter Co.	1,394	20
Boise Inc.	3,156	20
* Golden Star Resources Ltd.	7,826	19
Olin Corp.	958	19
* Century Aluminum Co.	1,561	19
Stepan Co.	246	19
* KapStone Paper and Packaging Corp.	1,183	18
* Graham Packaging Co. Inc.	676	17
* Materion Corp.	570	16
A Schulman Inc.	886	16
* Jaguar Mining Inc.	2,554	16
* Chemtura Corp.	1,125	15
Kaiser Aluminum Corp.	280	14
* Horsehead Holding Corp.	1,255	13
Worthington Industries Inc.	656	11
* STR Holdings Inc.	915	10
Wausau Paper Corp.	1,489	10

52

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
PolyOne Corp.	778	10
Myers Industries Inc.	889	10
* Zoltek Cos. Inc.	841	7
* Universal Stainless & Alloy	216	7
American Vanguard Corp.	567	7
* Vista Gold Corp.	1,813	6
* AM Castle & Co.	506	6
Olympic Steel Inc.	277	6
* Calgon Carbon Corp.	349	5
Eagle Materials Inc.	256	5
Haynes International Inc.	83	5
* Landec Corp.	799	5
* TPC Group Inc.	143	4
* Spartech Corp.	935	4
FutureFuel Corp.	363	4
* Headwaters Inc.	1,841	4
Neenah Paper Inc.	223	4
* Kraton Performance Polymers Inc.	123	3
Quaker Chemical Corp.	82	3
* United States Lime & Minerals Inc.	60	2
Chase Corp.	188	2
* Graphic Packaging Holding Co.	561	2
* US Energy Corp. Wyoming	739	2
* Innospec Inc.	66	2
* Handy & Harman Ltd.	125	2
* Revett Minerals Inc.	335	1
* Verso Paper Corp.	418	1
* Golden Minerals Co.	60	1
KMG Chemicals Inc.	43	1
NL Industries Inc.	41	1
		889
Telecommunication Services (0.8%)
* Cincinnati Bell Inc.	4,278	14
* Leap Wireless International Inc.	1,464	13
* Premiere Global Services Inc.	1,582	13
* Neutral Tandem Inc.	1,043	12
USA Mobility Inc.	669	10
* Global Crossing Ltd.	345	10
* Vonage Holdings Corp.	2,409	9
* Iridium Communications Inc.	1,164	9
Alaska Communications Systems Group Inc.	1,090	8
Atlantic Tele-Network Inc.	218	7
* PAETEC Holding Corp.	1,108	6
SureWest Communications	400	5
* Fairpoint Communications Inc.	613	4
* Pendrell Corp.	1,671	4
Consolidated Communications Holdings Inc.	142	3
* Globalstar Inc.	3,096	2
IDT Corp. Class B	36	1
* Boingo Wireless Inc.	74	1
* inContact Inc.	156	1
		132
Utilities (7.3%)
Nicor Inc.	1,379	77
Piedmont Natural Gas Co. Inc.	2,173	67
Cleco Corp.	1,846	66
WGL Holdings Inc.	1,551	64
New Jersey Resources Corp.	1,253	59
IDACORP Inc.	1,501	57
Portland General Electric Co.	2,280	55
UIL Holdings Corp.	1,530	52
Southwest Gas Corp.	1,388	51
Avista Corp.	1,745	44
El Paso Electric Co.	1,275	44

53

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
August 31, 2011

Market
Value
Shares	($000)
Unisource Energy Corp.	1,111	42
PNM Resources Inc.	2,624	39
South Jersey Industries Inc.	745	38
Allete Inc.	966	38
NorthWestern Corp.	1,098	37
Northwest Natural Gas Co.	808	37
Black Hills Corp.	1,193	36
Atlantic Power Corp.	1,917	30
MGE Energy Inc.	700	29
Laclede Group Inc.	679	27
CH Energy Group Inc.	471	26
Empire District Electric Co.	1,265	26
California Water Service Group	1,264	24
Otter Tail Corp.	1,032	21
American States Water Co.	565	20
Central Vermont Public Service Corp.	406	14
*	Dynegy Inc. Class A	3,117	14
Chesapeake Utilities Corp.	290	12
SJW Corp.	427	10
Ormat Technologies Inc.	544	9
Unitil Corp.	331	9
Middlesex Water Co.	472	9
Connecticut Water Service Inc.	260	7
York Water Co.	385	7
*	Cadiz Inc.	365	4
Consolidated Water Co. Ltd.	441	4
Artesian Resources Corp. Class A	197	4
Pennichuck Corp.	59	2
1,211
Total Common Stocks (Cost $16,157)	16,461
Coupon
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
2	Vanguard Market Liquidity Fund (Cost $3)	0.132%	2,777	3
Total Investments (99.5%) (Cost $16,160)	16,464
Other Assets and Liabilities—Net (0.5%)	77
Net Assets (100%)	16,541

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
1 The fund invests a portion of its assets in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock position represents 99.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

54

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (14.9%)
Sotheby's	4,183	156
* CROCS Inc.	5,296	145
* Tenneco Inc.	3,748	123
* Warnaco Group Inc.	2,297	123
Wolverine World Wide Inc.	3,078	112
* Ascena Retail Group Inc.	3,895	111
Cinemark Holdings Inc.	5,226	109
* Dana Holding Corp.	8,535	109
* Shutterfly Inc.	1,850	99
* Cheesecake Factory Inc.	3,582	98
* Life Time Fitness Inc.	2,365	91
* Coinstar Inc.	1,935	88
Brunswick Corp.	5,528	88
* JOS A Bank Clothiers Inc.	1,705	87
Six Flags Entertainment Corp.	2,588	87
* Steven Madden Ltd.	2,349	85
* Carter's Inc.	2,624	81
* HSN Inc.	2,467	79
Hillenbrand Inc.	3,868	79
Pool Corp.	2,973	77
* Timberland Co. Class A	1,791	77
* Valassis Communications Inc.	3,032	77
* ANN Inc.	3,212	76
Monro Muffler Brake Inc.	1,881	74
Strayer Education Inc.	756	72
Vail Resorts Inc.	1,758	71
* Buffalo Wild Wings Inc.	1,131	70
* BJ's Restaurants Inc.	1,484	68
* Vitamin Shoppe Inc.	1,532	68
Buckle Inc.	1,662	65
Express Inc.	3,410	65
* Hibbett Sports Inc.	1,691	63
Arbitron Inc.	1,675	63
Cracker Barrel Old Country Store Inc.	1,338	57
* Aeropostale Inc.	4,981	56
Texas Roadhouse Inc. Class A	3,630	52
* True Religion Apparel Inc.	1,591	49
National CineMedia Inc.	3,403	48
* Select Comfort Corp.	2,992	47
Cooper Tire & Rubber Co.	3,833	46
* Peet's Coffee & Tea Inc.	792	46
* American Public Education Inc.	1,103	45
Cato Corp. Class A	1,707	43
* K12 Inc.	1,604	43
* Vera Bradley Inc.	1,222	43
* iRobot Corp.	1,466	41
* Domino's Pizza Inc.	1,452	40
* DineEquity Inc.	956	40
PF Chang's China Bistro Inc.	1,289	39
Sturm Ruger & Co. Inc.	1,165	39
CEC Entertainment Inc.	1,226	38
Ameristar Casinos Inc.	1,988	37
* Steiner Leisure Ltd.	928	37
* Maidenform Brands Inc.	1,445	37
* Papa John's International Inc.	1,217	36
* Sonic Corp.	3,814	35
* GNC Holdings Inc.	1,410	34
* Krispy Kreme Doughnuts Inc.	3,608	33
* Interval Leisure Group Inc.	2,482	31
* Capella Education Co.	971	31
* Blue Nile Inc.	792	31

55

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* G-III Apparel Group Ltd.	1,019	29
Oxford Industries Inc.	793	28
* Grand Canyon Education Inc.	1,769	27
Columbia Sportswear Co.	511	27
MDC Partners Inc. Class A	1,547	25
* Bravo Brio Restaurant Group Inc.	1,189	25
* Bridgepoint Education Inc.	1,103	24
* Zumiez Inc.	1,311	24
* Shuffle Master Inc.	2,698	24
* Knology Inc.	1,728	24
Matthews International Corp. Class A	702	23
* Rue21 Inc.	925	23
* Red Robin Gourmet Burgers Inc.	721	22
* Pier 1 Imports Inc.	2,075	22
* Lumber Liquidators Holdings Inc.	1,428	22
* Dorman Products Inc.	668	22
Nutrisystem Inc.	1,664	21
* Zagg Inc.	1,371	21
* AFC Enterprises Inc.	1,528	20
Finish Line Inc. Class A	976	20
* Lions Gate Entertainment Corp.	2,781	19
* Universal Technical Institute Inc.	1,317	19
* Amerigon Inc.	1,373	18
* Denny's Corp.	4,418	17
* Scientific Games Corp. Class A	1,881	17
* Libbey Inc.	1,224	16
Men's Wearhouse Inc.	544	16
World Wrestling Entertainment Inc. Class A	1,503	14
* Winnebago Industries Inc.	1,797	14
PetMed Express Inc.	1,335	13
* Stoneridge Inc.	1,633	13
* Body Central Corp.	725	13
* Global Traffic Network Inc.	882	12
Destination Maternity Corp.	662	9
Belo Corp. Class A	1,686	9
Churchill Downs Inc.	207	9
Ethan Allen Interiors Inc.	525	9
Drew Industries Inc.	451	9
* ReachLocal Inc.	616	9
* America's Car-Mart Inc.	296	9
* Rentrak Corp.	587	8
* HomeAway Inc.	200	8
* American Axle & Manufacturing Holdings Inc.	885	8
* Genesco Inc.	149	8
* Teavana Holdings Inc.	300	8
* Valuevision Media Inc. Class A	2,018	8
* Overstock.com Inc.	714	7
* interCLICK Inc.	1,270	7
* Carrols Restaurant Group Inc.	780	7
* Jamba Inc.	4,067	7
* Universal Electronics Inc.	359	7
* Exide Technologies	1,190	7
Winmark Corp.	140	7
Cherokee Inc.	459	6
* 99 Cents Only Stores	334	6
* Cost Plus Inc.	756	6
* Geeknet Inc.	278	6
* US Auto Parts Network Inc.	921	6
* Caribou Coffee Co. Inc.	380	6
* Tower International Inc.	412	6
* Global Sources Ltd.	679	6
National American University Holdings Inc.	573	5
* Gordmans Stores Inc.	328	5
* Francesca's Holdings Corp.	200	5

56

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Einstein Noah Restaurant Group Inc.	303	5
* Archipelago Learning Inc.	446	4
* Smith & Wesson Holding Corp.	1,216	4
* Town Sports International Holdings Inc.	508	4
* Morgans Hotel Group Co.	519	4
* Jack in the Box Inc.	171	4
* Core-Mark Holding Co. Inc.	95	3
* Skullcandy Inc.	200	3
American Greetings Corp. Class A	151	3
* Pinnacle Entertainment Inc.	231	3
* Biglari Holdings Inc.	7	2
Sinclair Broadcast Group Inc. Class A	234	2
* Entravision Communications Corp. Class A	1,616	2
* Ruth's Hospitality Group Inc.	345	2
Ambassadors Group Inc.	234	2
* Marine Products Corp.	293	2
* Kenneth Cole Productions Inc. Class A	140	2
* Liz Claiborne Inc.	300	2
* Perry Ellis International Inc.	55	1
Value Line Inc.	98	1
* Delta Apparel Inc.	63	1
* Nexstar Broadcasting Group Inc. Class A	170	1
* hhgregg Inc.	91	1
* Cumulus Media Inc. Class A	368	1
* Crown Media Holdings Inc. Class A	689	1
RG Barry Corp.	83	1
* Systemax Inc.	61	1
* Conn's Inc.	117	1
* 1-800-Flowers.com Inc. Class A	218	1
* LIN TV Corp. Class A	135	—
* New York & Co. Inc.	113	—
		5,051
Consumer Staples (4.2%)
Nu Skin Enterprises Inc. Class A	3,395	144
* Darling International Inc.	7,252	122
* United Natural Foods Inc.	2,998	122
Diamond Foods Inc.	1,366	108
Casey's General Stores Inc.	2,354	106
Pricesmart Inc.	1,098	72
* TreeHouse Foods Inc.	1,291	71
Lancaster Colony Corp.	1,155	70
* Fresh Market Inc.	1,735	67
Ruddick Corp.	1,638	67
J&J Snack Foods Corp.	882	45
WD-40 Co.	1,044	43
* Boston Beer Co. Inc. Class A	507	41
* Elizabeth Arden Inc.	1,227	39
Vector Group Ltd.	1,935	36
Tootsie Roll Industries Inc.	1,353	34
B&G Foods Inc. Class A	1,694	31
* Spectrum Brands Holdings Inc.	815	22
* Hain Celestial Group Inc.	544	17
Inter Parfums Inc.	994	16
* Heckmann Corp.	2,806	16
Coca-Cola Bottling Co. Consolidated	283	16
Calavo Growers Inc.	730	15
* Medifast Inc.	850	14
* Star Scientific Inc.	5,853	14
* Nature's Sunshine Products Inc.	690	12
National Beverage Corp.	691	11
* USANA Health Sciences Inc.	420	11
* Smart Balance Inc.	1,737	9
Limoneira Co.	482	8
* Synutra International Inc.	1,068	7

57

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Female Health Co.	1,176	5
* Primo Water Corp.	642	5
* Dole Food Co. Inc.	392	4
Arden Group Inc.	41	3
* Rite Aid Corp.	2,971	3
* Lifeway Foods Inc.	302	3
Schiff Nutrition International Inc.	225	2
* Smart Balance Inc.	129	2
Cal-Maine Foods Inc.	51	2
Alico Inc.	73	2
* Omega Protein Corp.	125	1
* Craft Brewers Alliance Inc.	226	1
* Pantry Inc.	108	1
Oil-Dri Corp. of America	62	1
Farmer Bros Co.	96	1
		1,442
Energy (8.8%)
Berry Petroleum Co. Class A	3,191	156
* CVR Energy Inc.	5,436	155
* Rosetta Resources Inc.	3,282	151
* Complete Production Services Inc.	4,888	142
* Dril-Quip Inc.	2,130	138
* Energy XXI Bermuda Ltd.	4,518	121
Lufkin Industries Inc.	1,889	118
* Key Energy Services Inc.	6,935	100
* Oasis Petroleum Inc.	3,694	98
World Fuel Services Corp.	2,497	93
Golar LNG Ltd.	2,462	81
* Stone Energy Corp.	3,024	80
* Northern Oil and Gas Inc.	3,895	80
* McMoRan Exploration Co.	6,061	78
* Kodiak Oil & Gas Corp.	12,913	77
* Patriot Coal Corp.	5,256	77
* Gulfport Energy Corp.	2,577	74
* Carrizo Oil & Gas Inc.	2,403	72
* ION Geophysical Corp.	8,107	57
* Western Refining Inc.	3,057	53
Contango Oil & Gas Co.	753	46
W&T Offshore Inc.	2,151	45
Apco Oil and Gas International Inc.	563	45
* Hyperdynamics Corp.	9,598	43
* Clean Energy Fuels Corp.	3,059	40
* Cheniere Energy Inc.	5,110	40
* Resolute Energy Corp.	2,848	38
* Pioneer Drilling Co.	2,992	38
* ATP Oil & Gas Corp.	2,747	37
* Basic Energy Services Inc.	1,487	32
* Magnum Hunter Resources Corp.	6,871	31
Targa Resources Corp.	1,014	30
Crosstex Energy Inc.	2,237	26
* Goodrich Petroleum Corp.	1,599	26
* Tesco Corp.	1,510	25
* Rex Energy Corp.	1,842	23
* Amyris Inc.	1,089	22
* Clayton Williams Energy Inc.	364	21
* FX Energy Inc.	3,229	20
* OYO Geospace Corp.	267	20
* Abraxas Petroleum Corp.	5,077	19
* Approach Resources Inc.	993	18
Houston American Energy Corp.	1,020	18
* Cloud Peak Energy Inc.	775	15
* Uranium Energy Corp.	4,400	15
* Callon Petroleum Co.	2,413	14
* Rentech Inc.	13,751	14

58

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Global Geophysical Services Inc.	1,119	14
Panhandle Oil and Gas Inc. Class A	434	12
* Georesources Inc.	483	11
* Bill Barrett Corp.	222	11
* Cal Dive International Inc.	3,626	11
* Gulfmark Offshore Inc.	260	10
* Uranerz Energy Corp.	3,985	9
* C&J Energy Services Inc.	334	9
* Solazyme Inc.	518	7
* Triangle Petroleum Corp.	1,280	7
* Mitcham Industries Inc.	405	7
* Uranium Resources Inc.	5,783	7
* Ur-Energy Inc.	5,249	7
* Syntroleum Corp.	5,467	7
* Evolution Petroleum Corp.	995	6
* Petroquest Energy Inc.	816	6
* Voyager Oil & Gas Inc.	2,141	6
* BPZ Resources Inc.	1,578	6
* RigNet Inc.	371	6
* Tetra Technologies Inc.	536	5
Alon USA Energy Inc.	557	5
* Venoco Inc.	411	5
* Dawson Geophysical Co.	127	4
* Zion Oil & Gas Inc.	1,490	4
* Isramco Inc.	63	4
* Gevo Inc.	354	4
* GMX Resources Inc.	1,184	3
* Geokinetics Inc.	725	3
* Willbros Group Inc.	502	3
* Newpark Resources Inc.	386	3
Gulf Island Fabrication Inc.	129	3
* Matrix Service Co.	264	3
* Vaalco Energy Inc.	396	3
* Warren Resources Inc.	743	3
Hallador Energy Co.	231	2
* Westmoreland Coal Co.	158	2
		2,980
Financials (8.1%)
Mid-America Apartment Communities Inc.	2,272	162
Home Properties Inc.	2,420	162
* Signature Bank	2,849	158
Tanger Factory Outlet Centers	5,321	150
Highwoods Properties Inc.	3,386	111
Omega Healthcare Investors Inc.	5,968	108
* Ezcorp Inc. Class A	2,913	98
* First Cash Financial Services Inc.	1,944	91
Equity Lifestyle Properties Inc.	1,301	90
* Portfolio Recovery Associates Inc.	1,056	77
American Campus Communities Inc.	1,857	72
Kilroy Realty Corp.	1,779	64
* World Acceptance Corp.	928	61
* DFC Global Corp.	2,682	59
Alexander's Inc.	128	55
* Financial Engines Inc.	2,363	53
MarketAxess Holdings Inc.	1,771	52
Glimcher Realty Trust	5,766	49
Extra Space Storage Inc.	2,253	48
Potlatch Corp.	1,331	45
CBL & Associates Properties Inc.	2,857	42
* Stifel Financial Corp.	1,320	40
American Assets Trust Inc.	1,879	38
Cohen & Steers Inc.	910	35
Westamerica Bancorporation	811	34

59

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Evercore Partners Inc. Class A	1,297	34
Cash America International Inc.	608	34
optionsXpress Holdings Inc.	2,625	33
Washington Real Estate Investment Trust	1,038	32
DuPont Fabros Technology Inc.	1,383	32
EastGroup Properties Inc.	766	31
BGC Partners Inc. Class A	4,664	31
National Health Investors Inc.	663	30
* Credit Acceptance Corp.	413	29
* SVB Financial Group	588	27
First Financial Bankshares Inc.	876	26
Newcastle Investment Corp.	4,579	25
* Tejon Ranch Co.	878	24
* Encore Capital Group Inc.	996	24
Duff & Phelps Corp. Class A	1,874	21
* HFF Inc. Class A	1,791	21
* Virtus Investment Partners Inc.	317	19
Artio Global Investors Inc. Class A	1,780	16
Saul Centers Inc.	455	16
Universal Health Realty Income Trust	386	15
Getty Realty Corp.	736	14
Epoch Holding Corp.	911	14
Westwood Holdings Group Inc.	386	13
* FelCor Lodging Trust Inc.	3,841	13
* Strategic Hotels & Resorts Inc.	2,729	13
GAMCO Investors Inc.	264	13
PS Business Parks Inc.	228	13
Diamond Hill Investment Group Inc.	159	12
Crawford & Co. Class B	1,591	11
* Netspend Holdings Inc.	1,835	11
Acadia Realty Trust	513	11
* Ladenburg Thalmann Financial Services Inc.	6,567	10
LTC Properties Inc.	337	9
* Greenlight Capital Re Ltd. Class A	392	9
* Walker & Dunlop Inc.	663	8
Investors Real Estate Trust	949	7
Sabra Healthcare REIT Inc.	627	7
* Imperial Holdings Inc.	926	7
* Investors Bancorp Inc.	402	6
Bank of the Ozarks Inc.	245	6
Gladstone Commercial Corp.	295	5
* Hampton Roads Bankshares Inc.	606	5
Amtrust Financial Services Inc.	180	4
Advance America Cash Advance Centers Inc.	399	3
Westfield Financial Inc.	441	3
Bryn Mawr Bank Corp.	171	3
Urstadt Biddle Properties Inc. Class A	187	3
Cogdell Spencer Inc.	728	3
Bridge Bancorp Inc.	152	3
Pzena Investment Management Inc. Class A	579	3
SY Bancorp Inc.	118	2
Associated Estates Realty Corp.	118	2
* Hallmark Financial Services	274	2
Enterprise Financial Services Corp.	123	2
Trustco Bank Corp. NY	382	2
* ICG Group Inc.	155	2
State Auto Financial Corp.	110	2
* Taylor Capital Group Inc.	220	1
Flagstone Reinsurance Holdings SA	196	1
Arrow Financial Corp.	49	1
Clifton Savings Bancorp Inc.	85	1
* BofI Holding Inc.	58	1
		2,735

60

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Health Care (19.6%)
* Cepheid Inc.	3,827	139
* HMS Holdings Corp.	5,250	138
* Onyx Pharmaceuticals Inc.	3,926	134
* Cubist Pharmaceuticals Inc.	3,715	129
* athenahealth Inc.	2,161	125
Medicis Pharmaceutical Corp. Class A	3,153	123
* WellCare Health Plans Inc.	2,638	121
STERIS Corp.	3,671	118
Quality Systems Inc.	1,202	111
* Salix Pharmaceuticals Ltd.	3,622	110
* Seattle Genetics Inc.	5,984	104
* Alkermes Inc.	5,915	103
* Haemonetics Corp.	1,594	100
* Questcor Pharmaceuticals Inc.	3,295	99
* Volcano Corp.	3,234	97
Owens & Minor Inc.	3,219	95
* Healthspring Inc.	2,281	89
* Incyte Corp. Ltd.	5,493	88
* PSS World Medical Inc.	3,423	81
* Ariad Pharmaceuticals Inc.	8,145	80
Masimo Corp.	3,241	80
Chemed Corp.	1,313	76
* Impax Laboratories Inc.	3,678	72
* Align Technology Inc.	3,784	72
* MAKO Surgical Corp.	1,974	71
* Theravance Inc.	3,553	68
* Parexel International Corp.	3,288	67
* Accretive Health Inc.	2,469	66
* Acorda Therapeutics Inc.	2,435	63
* Centene Corp.	1,928	61
* Zoll Medical Corp.	1,352	60
* NuVasive Inc.	2,448	59
* Exelixis Inc.	7,887	59
* Jazz Pharmaceuticals Inc.	1,362	58
* MWI Veterinary Supply Inc.	775	57
* Arthrocare Corp.	1,686	55
* Luminex Corp.	2,332	54
* Integra LifeSciences Holdings Corp.	1,287	51
* NxStage Medical Inc.	2,754	51
* Auxilium Pharmaceuticals Inc.	2,953	50
* DexCom Inc.	4,139	50
* Neogen Corp.	1,431	50
* Insulet Corp.	2,836	50
* Cyberonics Inc.	1,749	49
Computer Programs & Systems Inc.	683	48
* Momenta Pharmaceuticals Inc.	2,846	48
Meridian Bioscience Inc.	2,530	47
* HeartWare International Inc.	742	47
* Air Methods Corp.	699	47
* Isis Pharmaceuticals Inc.	6,145	46
* Par Pharmaceutical Cos. Inc.	1,548	46
* Vivus Inc.	5,495	46
West Pharmaceutical Services Inc.	1,133	45
PDL BioPharma Inc.	7,110	43
* Orthofix International NV	1,114	41
* IPC The Hospitalist Co. Inc.	1,011	41
* Ironwood Pharmaceuticals Inc.	3,112	40
* NPS Pharmaceuticals Inc.	5,307	40
* InterMune Inc.	1,399	38
* Merit Medical Systems Inc.	2,586	38
* Immunogen Inc.	3,319	36
* Abaxis Inc.	1,390	35
* Halozyme Therapeutics Inc.	5,062	34

61

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Emeritus Corp.	1,886	33
* AVEO Pharmaceuticals Inc.	1,934	33
* Pharmacyclics Inc.	2,834	33
* Medivation Inc.	1,935	31
* Team Health Holdings Inc.	1,645	31
* Bio-Reference Labs Inc.	1,516	31
Landauer Inc.	582	30
* Endologix Inc.	3,019	29
* Optimer Pharmaceuticals Inc.	2,860	28
Analogic Corp.	574	28
* Opko Health Inc.	6,720	28
* Akorn Inc.	3,461	28
* Targacept Inc.	1,701	28
* Medicines Co.	1,892	28
* MedAssets Inc.	2,411	28
* Spectrum Pharmaceuticals Inc.	3,212	27
* Emergent Biosolutions Inc.	1,503	27
* Quidel Corp.	1,758	27
* Sequenom Inc.	4,249	26
* Genomic Health Inc.	1,050	26
* Rigel Pharmaceuticals Inc.	3,229	25
* Nektar Therapeutics	4,441	25
* ExamWorks Group Inc.	1,670	25
* SonoSite Inc.	853	25
* ABIOMED Inc.	1,954	24
Ensign Group Inc.	1,006	23
* Caliper Life Sciences Inc.	2,912	22
* Medidata Solutions Inc.	1,298	21
* OraSure Technologies Inc.	2,880	21
Atrion Corp.	98	21
* ZIOPHARM Oncology Inc.	3,611	21
* Depomed Inc.	3,312	21
* Conceptus Inc.	1,925	20
* Hanger Orthopedic Group Inc.	1,084	20
* Molina Healthcare Inc.	1,045	20
* Neoprobe Corp.	5,839	20
* Sunrise Senior Living Inc.	2,649	20
* AVANIR Pharmaceuticals Inc.	6,876	20
* Merge Healthcare Inc.	3,203	19
* MAP Pharmaceuticals Inc.	1,349	19
* Ligand Pharmaceuticals Inc. Class B	1,212	18
* Accuray Inc.	3,714	18
* Dynavax Technologies Corp.	7,632	18
* Achillion Pharmaceuticals Inc.	2,927	18
* Biosante Pharmaceuticals Inc.	6,775	18
* Sangamo Biosciences Inc.	3,229	17
* Corvel Corp.	382	17
* Keryx Biopharmaceuticals Inc.	4,262	17
* Exact Sciences Corp.	2,217	17
* Ardea Biosciences Inc.	1,035	17
* Unilife Corp.	3,506	16
* Immunomedics Inc.	4,057	16
* MedQuist Holdings Inc.	1,951	16
* Alnylam Pharmaceuticals Inc.	2,272	16
* Staar Surgical Co.	1,904	16
* Omnicell Inc.	983	15
* Cadence Pharmaceuticals Inc.	2,346	15
* Tornier NV	652	15
* Kensey Nash Corp.	528	15
US Physical Therapy Inc.	729	14
* MannKind Corp.	4,766	14
* Arqule Inc.	3,294	14
* Vical Inc.	3,943	14
* Chelsea Therapeutics International Ltd.	3,305	14

62

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Transcend Services Inc.	544	14
* Micromet Inc.	2,881	14
* Savient Pharmaceuticals Inc.	3,117	13
* Neurocrine Biosciences Inc.	2,181	13
* Antares Pharma Inc.	5,411	13
* Oncothyreon Inc.	1,833	13
* XenoPort Inc.	1,789	13
* Metropolitan Health Networks Inc.	2,536	13
* Spectranetics Corp.	2,058	13
* Vascular Solutions Inc.	1,046	13
* Delcath Systems Inc.	2,965	12
* SIGA Technologies Inc.	2,122	12
* Synovis Life Technologies Inc.	708	12
* BioScrip Inc.	1,904	12
* Obagi Medical Products Inc.	1,144	12
* HealthStream Inc.	948	12
* Endocyte Inc.	1,065	12
* Sagent Pharmaceuticals Inc.	485	11
* Hansen Medical Inc.	2,891	11
Pain Therapeutics Inc.	2,276	11
* Curis Inc.	3,331	11
* Cardiovascular Systems Inc.	819	11
* Cell Therapeutics Inc.	8,804	10
* AVI BioPharma Inc.	8,365	10
* Raptor Pharmaceutical Corp.	2,135	10
* Santarus Inc.	3,288	10
* Inhibitex Inc.	2,852	10
* Sciclone Pharmaceuticals Inc.	2,133	10
* Vanda Pharmaceuticals Inc.	1,627	10
* Codexis Inc.	1,514	10
* Natus Medical Inc.	929	10
* Ampio Pharmaceuticals Inc.	1,224	10
* Continucare Corp.	1,425	9
* Rockwell Medical Technologies Inc.	989	9
* AtriCure Inc.	867	9
* Columbia Laboratories Inc.	3,657	8
* Progenics Pharmaceuticals Inc.	1,340	8
* Aegerion Pharmaceuticals Inc.	564	8
* eResearchTechnology Inc.	1,563	8
* Metabolix Inc.	1,504	8
* Infinity Pharmaceuticals Inc.	1,180	8
* Nymox Pharmaceutical Corp.	990	8
* Durect Corp.	4,631	8
* ICU Medical Inc.	183	8
* Synergetics USA Inc.	1,378	8
* Novavax Inc.	4,061	8
* Dyax Corp.	4,988	7
* Anthera Pharmaceuticals Inc.	1,304	7
* Cytori Therapeutics Inc.	2,182	7
* OncoGenex Pharmaceutical Inc.	601	7
* Corcept Therapeutics Inc.	2,534	7
* Biotime Inc.	1,524	7
* ISTA Pharmaceuticals Inc.	1,533	7
* Uroplasty Inc.	1,118	7
* IRIS International Inc.	786	7
* Allos Therapeutics Inc.	3,923	7
* Dusa Pharmaceuticals Inc.	1,513	7
Medtox Scientific Inc.	469	7
* AMN Healthcare Services Inc.	1,116	6
* Synta Pharmaceuticals Corp.	1,442	6
* BioCryst Pharmaceuticals Inc.	1,845	6
* Peregrine Pharmaceuticals Inc.	4,189	6
* Hi-Tech Pharmacal Co. Inc.	203	6
* Exactech Inc.	381	6

63

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* RadNet Inc.	1,881	6
* Complete Genomics Inc.	619	6
* Osiris Therapeutics Inc.	1,042	6
* Idenix Pharmaceuticals Inc.	958	6
* Fluidigm Corp.	411	6
* Biospecifics Technologies Corp.	316	6
* PharmAthene Inc.	2,217	5
* Cerus Corp.	2,559	5
* Affymax Inc.	1,101	5
* Lexicon Pharmaceuticals Inc.	3,787	5
* GTx Inc.	1,412	5
* Alimera Sciences Inc.	703	5
* Nabi Biopharmaceuticals	2,641	5
* Symmetry Medical Inc.	595	5
* Geron Corp.	1,767	5
* Pozen Inc.	1,633	5
* Cleveland Biolabs Inc.	1,665	4
* Select Medical Holdings Corp.	593	4
* Amicus Therapeutics Inc.	923	4
* Zalicus Inc.	2,631	4
* Capital Senior Living Corp.	531	4
* ePocrates Inc.	358	4
* KV Pharmaceutical Co. Class A	2,086	4
National Research Corp.	109	4
* Stereotaxis Inc.	2,721	4
Young Innovations Inc.	123	3
* Pacific Biosciences of California Inc.	460	3
* Array Biopharma Inc.	1,518	3
* Anacor Pharmaceuticals Inc.	665	3
* DynaVox Inc. Class A	475	3
* Chindex International Inc.	300	3
Invacare Corp.	113	3
* Medical Action Industries Inc.	455	3
* Orexigen Therapeutics Inc.	1,988	3
* Trius Therapeutics Inc.	425	3
* Sucampo Pharmaceuticals Inc. Class A	856	3
* Bacterin International Holdings Inc.	1,419	3
* BG Medicine Inc.	449	3
* Alliance HealthCare Services Inc.	1,511	2
* Pacira Pharmaceuticals Inc.	313	2
* Sunesis Pharmaceuticals Inc.	1,460	2
* Zogenix Inc.	614	2
* Neostem Inc.	2,901	2
* Pernix Therapeutics Holdings	237	2
* Acura Pharmaceuticals Inc.	618	2
* Providence Service Corp.	153	2
* BioMimetic Therapeutics Inc.	480	2
* Biolase Technology Inc.	424	1
* Enzon Pharmaceuticals Inc.	164	1
* Celldex Therapeutics Inc.	434	1
* Lannett Co. Inc.	341	1
* CardioNet Inc.	367	1
* LHC Group Inc.	59	1
* CryoLife Inc.	225	1
* Transcept Pharmaceuticals Inc.	336	1
* Arena Pharmaceuticals Inc.	834	1
* SuperGen Inc.	448	1
* Enzo Biochem Inc.	299	1
* Skilled Healthcare Group Inc.	151	1
* RTI Biologics Inc.	224	1
* Harvard Bioscience Inc.	172	1
* Clinical Data Inc. Contingent Value Rights Exp. 04/14/2018	367	—
		6,635

64

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Industrials (16.0%)
* Clean Harbors Inc.	2,901	156
HEICO Corp.	2,585	141
CLARCOR Inc.	2,967	138
* Genesee & Wyoming Inc. Class A	2,456	128
Acuity Brands Inc.	2,684	124
Woodward Inc.	3,811	124
* Dollar Thrifty Automotive Group Inc.	1,793	119
* Hexcel Corp.	5,136	118
* Acacia Research - Acacia Technologies	2,652	116
Watsco Inc.	1,745	104
* Old Dominion Freight Line Inc.	2,945	95
* Middleby Corp.	1,164	94
* Chart Industries Inc.	1,813	86
* Avis Budget Group Inc.	6,478	85
Rollins Inc.	3,921	82
Applied Industrial Technologies Inc.	2,615	80
* CoStar Group Inc.	1,560	80
* MasTec Inc.	3,494	78
Belden Inc.	2,509	77
* HUB Group Inc. Class A	2,272	72
Herman Miller Inc.	3,535	70
Deluxe Corp.	3,173	70
Corporate Executive Board Co.	2,130	70
Healthcare Services Group Inc.	4,096	64
Brink's Co.	2,495	64
* II-VI Inc.	3,193	63
* Advisory Board Co.	978	61
Raven Industries Inc.	1,116	61
* DigitalGlobe Inc.	2,569	58
United Stationers Inc.	1,837	58
Franklin Electric Co. Inc.	1,343	58
Knight Transportation Inc.	3,765	57
HNI Corp.	2,761	57
Titan International Inc.	2,597	56
* Beacon Roofing Supply Inc.	2,837	53
Tennant Co.	1,182	52
Mine Safety Appliances Co.	1,676	52
Forward Air Corp.	1,813	51
Interface Inc. Class A	3,251	49
Lindsay Corp.	775	48
Heartland Express Inc.	3,111	47
* Blount International Inc.	3,002	47
* 3D Systems Corp.	2,586	47
Knoll Inc.	2,953	47
* Allegiant Travel Co. Class A	912	43
* Huron Consulting Group Inc.	1,288	41
TAL International Group Inc.	1,360	40
* Colfax Corp.	1,517	38
American Science & Engineering Inc.	561	38
* RBC Bearings Inc.	1,073	37
AZZ Inc.	775	37
* Exponent Inc.	865	37
Sun Hydraulics Corp.	1,237	36
Insperity Inc.	1,414	35
* Teledyne Technologies Inc.	634	35
* Meritor Inc.	3,963	33
* Sauer-Danfoss Inc.	714	31
Kaman Corp.	897	31
* Trimas Corp.	1,577	30
* Higher One Holdings Inc.	1,889	30
* Team Inc.	1,202	30
* Aerovironment Inc.	1,044	30
* USG Corp.	3,124	29

65

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
National Presto Industries Inc.	296	29
Gorman-Rupp Co.	939	27
Badger Meter Inc.	775	27
John Bean Technologies Corp.	1,641	26
* Altra Holdings Inc.	1,658	26
* TrueBlue Inc.	1,794	25
* MYR Group Inc.	1,167	24
* Wabash National Corp.	4,227	24
* Orbital Sciences Corp.	1,518	24
* Swisher Hygiene Inc.	5,221	23
CIRCOR International Inc.	670	23
* Consolidated Graphics Inc.	555	21
* EnPro Industries Inc.	550	21
* EnerSys	909	20
AAON Inc.	1,160	20
Twin Disc Inc.	522	20
* PMFG Inc.	1,083	20
US Ecology Inc.	1,068	19
* Kforce Inc.	1,848	19
* United Rentals Inc.	1,138	19
ABM Industries Inc.	906	18
* Mistras Group Inc.	909	18
* Capstone Turbine Corp.	15,177	18
Cubic Corp.	431	18
* Trex Co. Inc.	961	17
* Astronics Corp.	577	17
* Taser International Inc.	3,741	17
Textainer Group Holdings Ltd.	702	17
Dynamic Materials Corp.	823	17
Primoris Services Corp.	1,439	17
Houston Wire & Cable Co.	1,096	16
* RPX Corp.	589	16
* Standard Parking Corp.	977	16
* Tetra Tech Inc.	781	16
McGrath Rentcorp	632	15
Mueller Industries Inc.	319	15
AAR Corp.	621	15
Triumph Group Inc.	269	14
* Furmanite Corp.	2,280	14
* APAC Customer Services Inc.	1,628	14
Vicor Corp.	1,209	14
* Columbus McKinnon Corp.	939	14
Actuant Corp. Class A	673	13
ESCO Technologies Inc.	424	13
* DXP Enterprises Inc.	537	13
* Commercial Vehicle Group Inc.	1,776	13
* Swift Transportation Co.	1,423	12
* Ameresco Inc. Class A	1,090	12
* InnerWorkings Inc.	1,592	12
* Global Power Equipment Group Inc.	490	12
* GenCorp Inc.	2,662	12
* Generac Holdings Inc.	568	12
* Mobile Mini Inc.	589	11
* Moog Inc. Class A	273	11
* CAI International Inc.	707	11
* Zipcar Inc.	494	10
Graham Corp.	607	10
* ICF International Inc.	427	10
* Xerium Technologies Inc.	680	10
* Thermon Group Holdings Inc.	617	10
Werner Enterprises Inc.	395	9
* Celadon Group Inc.	778	9
Douglas Dynamics Inc.	623	9
* FuelCell Energy Inc.	7,666	9

66

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Intersections Inc.	567	9
* H&E Equipment Services Inc.	814	8
* Park-Ohio Holdings Corp.	515	8
* Titan Machinery Inc.	307	8
* Cenveo Inc.	1,811	8
* NN Inc.	1,037	8
* Casella Waste Systems Inc. Class A	1,361	8
* Active Power Inc.	4,936	8
* Satcon Technology Corp.	5,596	7
* Alaska Air Group Inc.	125	7
Albany International Corp.	329	7
* Force Protection Inc.	1,720	7
Brady Corp. Class A	251	7
* Dycom Industries Inc.	365	7
* Flow International Corp.	2,580	7
* Fuel Tech Inc.	1,070	6
* Metalico Inc.	1,436	6
* Coleman Cable Inc.	518	6
* AT Cross Co. Class A	546	6
* LMI Aerospace Inc.	294	6
* EnerNOC Inc.	443	6
* TRC Cos. Inc.	1,098	5
Watts Water Technologies Inc. Class A	185	5
* Heritage-Crystal Clean Inc.	308	5
* Kadant Inc.	217	5
* A123 Systems Inc.	976	5
Steelcase Inc. Class A	542	4
* SYKES Enterprises Inc.	281	4
Aircastle Ltd.	343	4
Standex International Corp.	137	4
EnergySolutions Inc.	1,034	4
* Odyssey Marine Exploration Inc.	1,244	3
Viad Corp.	165	3
* Quality Distribution Inc.	274	3
* GP Strategies Corp.	263	3
Quad/Graphics Inc.	144	3
* GeoEye Inc.	80	3
* CRA International Inc.	120	3
Marten Transport Ltd.	151	3
* Korn/Ferry International	170	3
* Interline Brands Inc.	188	3
* Valence Technology Inc.	2,176	3
* Omega Flex Inc.	184	2
* TMS International Corp. Class A	288	2
* Accuride Corp.	232	2
Heidrick & Struggles International Inc.	83	2
Federal Signal Corp.	314	2
* On Assignment Inc.	218	2
* Astronics Corp. Class B	58	1
Cascade Corp.	33	1
* Broadwind Energy Inc.	1,849	1
* American Reprographics Co.	333	1
CDI Corp.	113	1
Multi-Color Corp.	48	1
Ampco-Pittsburgh Corp.	56	1
* Argan Inc.	113	1
* Pacer International Inc.	258	1
* M&F Worldwide Corp.	50	1
Preformed Line Products Co.	19	1
* SFN Group Inc.	74	1
* PowerSecure International Inc.	223	1
* Essex Rental Corp.	217	1
* Roadrunner Transportation Systems Inc.	55	1
* WCA Waste Corp.	158	1

67

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Alamo Group Inc.	26	1
Met-Pro Corp.	58	1
Compx International Inc.	39	1
Insteel Industries Inc.	53	1
		5,431
Information Technology (22.7%)
InterDigital Inc.	2,809	198
Jack Henry & Associates Inc.	5,345	156
* Parametric Technology Corp.	7,380	133
* Netlogic Microsystems Inc.	4,234	127
ADTRAN Inc.	4,008	124
* SuccessFactors Inc.	5,159	120
* Universal Display Corp.	2,384	117
* Concur Technologies Inc.	2,769	116
* Aruba Networks Inc.	5,291	113
* QLIK Technologies Inc.	4,365	111
* Hittite Microwave Corp.	1,944	106
* Finisar Corp.	5,530	102
* Wright Express Corp.	2,396	101
* Cavium Inc.	2,988	96
* GT Advanced Technologies Inc.	7,812	95
* CommVault Systems Inc.	2,732	93
* Blackboard Inc.	2,174	92
j2 Global Communications Inc.	2,856	91
* OpenTable Inc.	1,462	89
* Aspen Technology Inc.	5,250	88
* SolarWinds Inc.	3,538	88
* Semtech Corp.	4,049	86
* Microsemi Corp.	5,364	83
* Ultimate Software Group Inc.	1,595	81
MAXIMUS Inc.	2,142	79
* TiVo Inc.	7,357	78
* TriQuint Semiconductor Inc.	10,132	77
* ValueClick Inc.	4,855	74
Sapient Corp.	6,741	72
* FEI Co.	2,206	71
* Rambus Inc.	6,059	70
* Ancestry.com Inc.	1,955	70
Blackbaud Inc.	2,746	69
Cognex Corp.	2,090	67
* Cardtronics Inc.	2,658	66
* Taleo Corp. Class A	2,534	65
* Veeco Instruments Inc.	1,755	64
* Netgear Inc.	2,259	63
* Cirrus Logic Inc.	4,085	62
* ACI Worldwide Inc.	2,062	62
* MicroStrategy Inc. Class A	493	61
* Take-Two Interactive Software Inc.	4,536	60
Littelfuse Inc.	1,233	57
Power Integrations Inc.	1,779	57
Anixter International Inc.	922	54
* NetSuite Inc.	1,680	54
* VirnetX Holding Corp.	2,512	54
* Plexus Corp.	1,985	53
* Omnivision Technologies Inc.	2,823	52
* Synaptics Inc.	2,114	52
* Progress Software Corp.	2,457	51
Heartland Payment Systems Inc.	2,379	51
* Websense Inc.	2,465	51
* Tyler Technologies Inc.	1,977	50
* RightNow Technologies Inc.	1,521	50
* Coherent Inc.	1,105	49
* Sourcefire Inc.	1,755	48
* Bottomline Technologies Inc.	2,100	48

68

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Manhattan Associates Inc.	1,342	48
* Advent Software Inc.	2,025	47
NIC Inc.	3,947	46
* Synchronoss Technologies Inc.	1,630	44
* Diodes Inc.	2,180	44
Syntel Inc.	950	43
* BroadSoft Inc.	1,391	42
Pegasystems Inc.	1,026	41
* DealerTrack Holdings Inc.	2,190	41
* LogMeIn Inc.	1,258	39
* RealPage Inc.	1,871	39
* FARO Technologies Inc.	1,008	38
* LivePerson Inc.	3,251	38
* Ceva Inc.	1,422	38
* Verint Systems Inc.	1,307	37
Fair Isaac Corp.	1,434	37
* RealD Inc.	2,534	36
* OSI Systems Inc.	905	35
* Constant Contact Inc.	1,819	35
MTS Systems Corp.	963	35
* Calix Inc.	2,322	34
* Kenexa Corp.	1,630	34
* Integrated Device Technology Inc.	5,843	33
* DTS Inc.	1,074	33
* Netscout Systems Inc.	2,305	32
* Ultratech Inc.	1,552	32
Micrel Inc.	3,111	31
* comScore Inc.	1,967	31
* Volterra Semiconductor Corp.	1,515	31
Opnet Technologies Inc.	888	31
Forrester Research Inc.	909	31
* Silicon Graphics International Corp.	1,912	30
* Stratasys Inc.	1,304	30
* Dice Holdings Inc.	2,988	30
* Maxwell Technologies Inc.	1,725	30
* Power-One Inc.	3,940	30
* Viasat Inc.	838	30
* Mentor Graphics Corp.	2,638	30
* Measurement Specialties Inc.	923	29
* Interactive Intelligence Group	880	28
* DG FastChannel Inc.	1,298	28
* Liquidity Services Inc.	1,159	28
* TeleTech Holdings Inc.	1,565	28
* TNS Inc.	1,571	27
* ExlService Holdings Inc.	998	26
* Monotype Imaging Holdings Inc.	2,207	26
Plantronics Inc.	802	26
* STEC Inc.	2,536	24
* Entropic Communications Inc.	5,287	24
* Vocus Inc.	1,087	23
* Fabrinet	1,400	23
* Super Micro Computer Inc.	1,658	23
iGate Corp.	1,910	21
* PROS Holdings Inc.	1,327	21
* Magma Design Automation Inc.	4,120	21
Keynote Systems Inc.	860	21
* Silicon Image Inc.	3,871	21
* Ixia	2,383	20
* ShoreTel Inc.	2,911	20
* Entegris Inc.	2,695	20
* Quest Software Inc.	1,155	20
* Ebix Inc.	1,212	20
* NVE Corp.	296	20
* Unisys Corp.	1,105	19

69

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Rofin-Sinar Technologies Inc.	826	19
* Cymer Inc.	467	19
Cass Information Systems Inc.	521	19
* Applied Micro Circuits Corp.	3,303	19
* Powerwave Technologies Inc.	10,556	19
* IntraLinks Holdings Inc.	1,972	18
* Echelon Corp.	2,166	18
* LoopNet Inc.	1,024	18
* OCZ Technology Group Inc.	3,171	18
* Monolithic Power Systems Inc.	1,420	18
* Move Inc.	9,793	18
* Brightpoint Inc.	1,835	17
* Web.com Group Inc.	1,794	17
* Rogers Corp.	336	17
* Virtusa Corp.	934	15
* Blue Coat Systems Inc.	1,001	15
* Internap Network Services Corp.	2,777	14
* Envestnet Inc.	1,182	14
* Rubicon Technology Inc.	1,082	14
* Zix Corp.	4,098	14
* CSG Systems International Inc.	1,025	14
* Cabot Microelectronics Corp.	333	13
* DemandTec Inc.	1,994	13
* Actuate Corp.	2,040	13
* Digimarc Corp.	386	13
Stamps.com Inc.	654	13
* MIPS Technologies Inc. Class A	2,293	13
* JDA Software Group Inc.	486	13
* Lattice Semiconductor Corp.	2,238	13
* Globecomm Systems Inc.	980	13
* Travelzoo Inc.	341	12
* Active Network Inc.	759	12
* Saba Software Inc.	1,746	12
* MoneyGram International Inc.	4,712	12
* VASCO Data Security International Inc.	1,668	12
* Wave Systems Corp. Class A	5,112	12
* IXYS Corp.	977	12
* SciQuest Inc.	762	11
* Lionbridge Technologies Inc.	3,801	11
American Software Inc. Class A	1,402	11
* Immersion Corp.	1,611	11
* ServiceSource International Inc.	618	11
* RF Micro Devices Inc.	1,789	11
* Cornerstone OnDemand Inc.	704	11
* Aeroflex Holding Corp.	1,225	11
* Inphi Corp.	1,266	10
* XO Group Inc.	1,082	10
* Echo Global Logistics Inc.	696	10
* SPS Commerce Inc.	521	9
* Newport Corp.	726	9
* LTX-Credence Corp.	1,645	9
* Perficient Inc.	1,053	9
* LeCroy Corp.	1,012	9
* Deltek Inc.	1,370	9
* Callidus Software Inc.	1,850	9
* Limelight Networks Inc.	3,546	9
* TeleNav Inc.	955	9
Pulse Electronics Corp.	2,567	9
* Responsys Inc.	585	8
* TTM Technologies Inc.	760	8
* Oplink Communications Inc.	506	8
* MoSys Inc.	2,013	8
* Ultra Clean Holdings	1,405	8
* Glu Mobile Inc.	2,586	8

70

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Scansource Inc.	244	8
* Zillow Inc.	200	7
* CACI International Inc. Class A	134	7
* Procera Networks Inc.	892	7
* Computer Task Group Inc.	653	7
Electro Rent Corp.	482	7
* Harmonic Inc.	1,495	7
* PRGX Global Inc.	1,205	7
* Convio Inc.	750	7
* PDF Solutions Inc.	1,365	7
* Mindspeed Technologies Inc.	1,127	7
* AXT Inc.	840	7
* Seachange International Inc.	800	6
* FalconStor Software Inc.	1,902	6
* Digital River Inc.	308	6
* SRS Labs Inc.	748	6
* Meru Networks Inc.	665	6
* Amtech Systems Inc.	555	6
* Kopin Corp.	1,557	6
* Microvision Inc.	6,484	6
* MaxLinear Inc.	988	6
Marchex Inc. Class B	559	6
* Guidance Software Inc.	874	5
* Motricity Inc.	2,152	5
* Hackett Group Inc.	1,284	5
* TeleCommunication Systems Inc. Class A	1,261	5
QAD Inc. Class A	409	5
* Extreme Networks	1,675	5
* support.com Inc.	1,856	5
* Demand Media Inc.	488	4
Renaissance Learning Inc.	260	4
* S1 Corp.	434	4
Daktronics Inc.	407	4
* TechTarget Inc.	611	4
* eMagin Corp.	1,034	4
* Numerex Corp. Class A	565	3
* Advanced Analogic Technologies Inc.	545	3
* Digi International Inc.	253	3
* Ellie Mae Inc.	571	3
* Loral Space & Communications Inc.	55	3
* Infinera Corp.	406	3
* Electronics for Imaging Inc.	208	3
* Infospace Inc.	299	3
* Sonus Networks Inc.	1,102	3
DDi Corp.	365	3
* Dialogic Inc.	962	3
* Openwave Systems Inc.	1,405	3
* QuinStreet Inc.	180	2
* Zygo Corp.	150	2
* Anaren Inc.	93	2
* Quepasa Corp.	394	2
* ATMI Inc.	101	2
* Electro Scientific Industries Inc.	114	2
EPIQ Systems Inc.	135	2
* Multi-Fineline Electronix Inc.	88	2
* NeoPhotonics Corp.	254	2
* Dot Hill Systems Corp.	820	1
* Exar Corp.	238	1
* Pericom Semiconductor Corp.	184	1
* Kemet Corp.	148	1
* NCI Inc. Class A	78	1
* FriendFinder Networks Inc.	368	1
* Novatel Wireless Inc.	273	1
* KVH Industries Inc.	92	1

71

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Viasystems Group Inc.	37	1
* ePlus Inc.	23	1
* VeriFone Systems Inc.	2	—
		7,719
Materials (4.4%)
* Hecla Mining Co.	17,292	133
* Stillwater Mining Co.	6,393	98
NewMarket Corp.	556	93
Balchem Corp.	1,781	74
Globe Specialty Metals Inc.	3,888	65
Olin Corp.	2,965	59
Innophos Holdings Inc.	1,340	56
PolyOne Corp.	4,178	53
* Chemtura Corp.	3,648	48
* LSB Industries Inc.	1,134	45
* Calgon Carbon Corp.	2,773	44
Eagle Materials Inc.	2,224	44
AMCOL International Corp.	1,503	44
Koppers Holdings Inc.	1,272	42
Gold Resource Corp.	1,753	41
* Kraton Performance Polymers Inc.	1,718	41
* US Gold Corp.	6,505	40
Deltic Timber Corp.	667	39
* Graphic Packaging Holding Co.	8,619	36
Worthington Industries Inc.	2,210	36
* Innospec Inc.	1,306	35
Haynes International Inc.	584	34
Zep Inc.	1,355	24
Kaiser Aluminum Corp.	436	23
* Flotek Industries Inc.	3,082	21
Quaker Chemical Corp.	598	20
Hawkins Inc.	537	20
* Paramount Gold and Silver Corp.	7,227	18
* TPC Group Inc.	529	17
* General Moly Inc.	4,160	17
* Noranda Aluminum Holding Corp.	1,402	16
* Midway Gold Corp.	5,291	14
* Omnova Solutions Inc.	2,791	12
* Senomyx Inc.	2,442	10
* Coeur d'Alene Mines Corp.	359	10
* Metals USA Holdings Corp.	715	9
* Golden Minerals Co.	644	9
Neenah Paper Inc.	468	8
* AEP Industries Inc.	296	8
* RTI International Metals Inc.	249	7
NL Industries Inc.	400	6
KMG Chemicals Inc.	392	6
FutureFuel Corp.	436	5
HB Fuller Co.	197	4
* SunCoke Energy Inc.	300	4
* Revett Minerals Inc.	821	4
* Graham Packaging Co. Inc.	114	3
* Materion Corp.	101	3
American Vanguard Corp.	242	3
* Vista Gold Corp.	613	2
A Schulman Inc.	94	2
Myers Industries Inc.	146	2
* Horsehead Holding Corp.	139	1
* United States Lime & Minerals Inc.	32	1
* Handy & Harman Ltd.	71	1
		1,510
Telecommunication Services (1.3%)
AboveNet Inc.	1,433	88
* Cogent Communications Group Inc.	2,837	40

72

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
August 31, 2011

			Market
			Value
		Shares	($000)
	NTELOS Holdings Corp.	1,856	36
*	Global Crossing Ltd.	1,192	34
*	PAETEC Holding Corp.	5,476	31
	Consolidated Communications Holdings Inc.	1,288	25
*	General Communication Inc. Class A	2,558	23
	Shenandoah Telecommunications Co.	1,467	20
	IDT Corp. Class B	788	17
*	8x8 Inc.	3,832	17
*	Cbeyond Inc.	1,724	16
*	Pendrell Corp.	5,923	13
*	Vonage Holdings Corp.	3,644	13
*	Cincinnati Bell Inc.	3,545	12
*	Towerstream Corp.	2,612	10
	HickoryTech Corp.	825	8
*	Leap Wireless International Inc.	784	7
*	inContact Inc.	1,741	7
	Atlantic Tele-Network Inc.	128	4
	Alaska Communications Systems Group Inc.	540	4
*	Iridium Communications Inc.	284	2
*	Boingo Wireless Inc.	235	2
	SureWest Communications	77	1
*	Fairpoint Communications Inc.	132	1
			431
Utilities (0.1%)
	South Jersey Industries Inc.	331	17
	Atlantic Power Corp.	334	5
	Pennichuck Corp.	141	4
	Otter Tail Corp.	109	3

			29
Total Investments (100.1%) (Cost $36,672)			33,963
Other Assets and Liabilities—Net (-0.1%)			(48)
Net Assets (100%)			33,915

*	Non-income-producing security.

73

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Scottsdale Funds and the Shareholders of Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund and Vanguard Russell 2000 Growth Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund and Vanguard Russell 2000 Growth Index Fund (constituting separate portfolios of Vanguard Scottsdale Funds, hereafter referred to as the "Funds") as of August 31, 2011 and for the period then ended and have issued our unqualified report thereon dated October 11, 2011. Our audits included audits of the Funds' schedules of investments as of August 31, 2011. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 11, 2011

74

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18510_102011

Annual Report | August 31, 2011
Vanguard Russell 3000 Index Fund

> Vanguard Russell 3000 Index Fund closely tracked its broad market benchmark, producing a strong return for the roughly 11 months since its inception.

> Stock market returns were especially robust in the first half of the period, but retreated in the second.

> Energy stocks delivered the best returns, financial stocks the worst.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	10
About Your Fund’s Expenses.	21
Trustees Approve Advisory Arrangement.	23
Glossary.	24

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Period Ended August 31, 2011
Returns
Since Inception
Vanguard Russell 3000 Index Fund
Institutional Shares (Inception: 11/1/2010)	4.87%
ETF Shares (Inception: 9/20/2010)
Market Price	9.12
Net Asset Value	9.09
Russell 3000 Index	9.18
Multi-Cap Core Funds Average	7.15
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Benchmark returns are calculated from the start of the reporting period or from the earliest share-class inception date.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

From its September 20, 2010, inception through August 31, 2011, Vanguard Russell 3000 Index Fund captured the return of its market benchmark, returning more than 9%. The fund’s multi-cap core peers posted an average return of 7.15%. In November, Vanguard Russell 3000 Index Fund issued lower-cost Institutional Shares, which require an initial investment of at least $5 million.

A rally at the start of the period and weak results at the end produced a strong return. Energy stocks generated the best results, reflecting a surge in oil prices early in the period. Financial stocks struggled as banks wrestled with bad mortgages and other legacies of the financial crisis.

This report begins with a look at the investment environment for the full fiscal year and then reviews the drivers of fund performance during its briefer period of operation.

Strong 12-month returns in a tale of two markets
Global stock markets delivered strong returns in a fiscal year marked by distinct periods of strength and weakness.

During the first six months, stock prices surged. The broad U.S. stock market returned about 29% as the slow, grinding economic recovery seemed to gather

2

momentum. In the second six months, growth decelerated and stock market volatility spiked, amplified by Europe’s sovereign-debt drama, political wrangling over the U.S. debt ceiling, and Standard & Poor’s decision to downgrade the U.S. credit rating. (Vanguard’s confidence in the “full faith and credit” of the U.S. government remains unshaken.)

Global stock prices retreated during the fiscal year’s second half, but the returns of most major indexes remained strong for the full 12 months.

Treasuries rallied as risk aversion returned
The stock market’s midyear pivot was mirrored in the bond market. In the first half of the year, yields rose (and prices declined) as the prospect of improved economic growth and inflationary pressures set the market’s tone. Corporate bonds outperformed U.S. Treasury securities.

In the second half, risk aversion set the tone. Investors bid up Treasuries, trimming the yield of the 10-year Treasury note to barely 2%. The rush into government bonds boosted near-term returns, even as declining yields implied more modest results going forward. For the full year, the taxable investment-grade U.S. bond market returned 4.62%; the broad municipal bond market returned 2.66%.

The yields of money market instruments hovered near zero, consistent with the Federal Reserve’s target for short-term

Market Barometer

		Average Annual Total Returns
		Periods Ended August 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	19.06%	0.84%	1.11%
Russell 2000 Index (Small-caps)	22.19	0.83	1.53
Dow Jones U.S. Total Stock Market Index	19.16	1.18	1.52
MSCI All Country World Index ex USA (International)	10.34	-0.97	0.79

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	4.62%	7.23%	6.56%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	2.66	6.00	4.94
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.24	1.69

CPI
Consumer Price Index	3.77%	1.12%	2.13%

3

interest rates. Toward the end of the period, the Fed indicated that it expected to maintain this exceptionally low target at least through mid-2013.

Global developments reverberated through the U.S. stock market
Since its launch on September 20, 2010, Vanguard Russell 3000 Index Fund has captured the returns of the broad U.S. stock market, as its ups and downs have reflected the big-picture economic and geopolitical themes that have reverberated through the financial markets.

In the fund’s first few months of operation, the prevailing view seemed to be that strength in fast-developing economies such as China and Brazil would help fortify fragile economies in the developed world. Early in calendar 2011, encouraging reports on U.S. employment, exports, and overall economic growth were consistent with that view.

Energy, industrial, and materials stocks were among the best performers, rallying both on expectations of strong demand in emerging markets for the basic building blocks of any economy and on optimism about recovery in the developed world. (Oil stocks also benefited from the threat of supply constraints amid political uprisings in the Middle East and North Africa.) The utilities and consumer staples sectors,

Expense Ratios
Your Fund Compared With Its Peer Group
	Institutional	ETF	Peer Group
	Shares	Shares	Average
Russell 3000 Index Fund	0.08%	0.15%	1.18%

The fund expense ratios shown are from the prospectus dated September 16, 2010, and represent estimated costs for the current fiscal year. For the period ended August 31, 2011, the fund’s expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares. The ratios are annualized since inception for each share class. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: Multi-Cap Core Funds.

4

which tend to be less sensitive to the rhythms of the business cycle, were weaker performers.

In the last half of the fiscal year, these dynamics were reversed. Optimism about China and Brazil was displaced by anxiety about their rate of inflation and signs of economic deceleration in these markets. U.S. economic reports were discouraging, while Europe’s sovereign-debt issues (and the short-lived but unnerving debate about raising the U.S. debt ceiling) moved center stage. Energy, industrial, and materials stocks were among the weakest performers; utilities and consumer staples stocks took the lead.

By the end of this to-and-fro, Vanguard Russell 3000 Index Fund’s ETF Shares had returned more than 9% for the roughly 11 months since their inception, just a few basis points behind the return of its index, which incurs no operating or transaction costs.

A time-tested response to elevated volatility
Like Vanguard’s other broadly diversified index funds, Vanguard Russell 3000 Index Fund benefits from Vanguard’s pioneering work in index fund management and from its low costs, which minimize the friction between fund and market performance.

Over the past year, these timeless benefits have probably been less striking than the stock market’s volatility, which rippled unevenly through the market’s different sectors. The volatility can be alarming, but it’s not atypical. Recent Vanguard research has found that stock market volatility in the weeks after Standard & Poor’s downgraded the U.S. credit rating was consistent with the volatility seen during other global shocks such as the Russian default in 1998, the terrorist attacks on September 11, 2001, and the more recent global financial crisis.

As always, the most effective preparation for these shocks is to maintain a diversified portfolio that is balanced between riskier assets such as stock funds and risk-reducing assets such as bond and money market funds. A mix consistent with your goals and risk tolerance can reinforce your resolve to stick with a sensible plan through good times and bad. Vanguard Russell 3000 Index Fund can play an important role in such a plan.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
September 16, 2011

5

Your Fund’s Performance at a Glance
Inception Through August 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 3000 Index Fund
Institutional Shares	$104.44	$108.32	$1.264	$0.000
ETF Shares (Inception: 9/20/2010)	51.86	55.97	0.633	0.000

6

Russell 3000 Index Fund

Fund Profile
As of August 31, 2011

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTTX	VTHR
Expense Ratio[1]	0.08%	0.15%
30-Day SEC Yield	1.92%	1.85%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		3000	Market
	Fund	Index	Index
Number of Stocks	2,952	2,947	3,716
Median Market Cap	$29.0B	$29.9B	$30.4B
Price/Earnings Ratio	14.7x	14.6x	14.7x
Price/Book Ratio	2.0x	2.0x	2.0x
Return on Equity	18.6%	18.5%	19.0%
Earnings Growth Rate	6.8%	6.8%	7.0%
Dividend Yield	2.0%	2.0%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	32%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		3000	Market
	Fund	Index	Index
Consumer
Discretionary	11.7%	11.7%	12.3%
Consumer Staples	9.7	9.7	10.5
Energy	11.4	11.3	10.8
Financials	15.3	15.3	14.8
Health Care	11.8	11.8	11.4
Industrials	11.1	11.1	11.0
Information
Technology	18.1	18.1	18.7
Materials	4.4	4.4	4.4
Telecommunication
Services	2.8	2.8	2.6
Utilities	3.7	3.8	3.5

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.6%
Apple Inc.	Computer
	Hardware	2.6
International Business	IT Consulting &
Machines Corp.	Other Services	1.5
Chevron Corp.	Integrated Oil &
	Gas	1.4
Microsoft Corp.	Systems Software	1.4
Johnson & Johnson	Pharmaceuticals	1.3
Procter & Gamble Co.	Household
	Products	1.3
General Electric Co.	Industrial
	Conglomerates	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Pfizer Inc.	Pharmaceuticals	1.1
Top Ten		15.7%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated September 16, 2010, and represent estimated costs for the current fiscal year. For the periods from inception through August 31, 2011, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

7

Russell 3000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 20, 2010, Through August 31, 2011
Initial Investment of $10,000

	Total Returns
	Periods Ended August 31, 2011
	Since	Final Value
	Inception	of a $10,000
	(9/20/2010)	Investment
Russell 3000 Index Fund ETF Shares
Net Asset Value	9.09%	$10,909
Russell 3000 Index Fund ETF Shares
Market Price	9.12	10,912
Dow Jones U.S. Total Stock Market
Index	9.04	10,904

Russell 3000 Index	9.18	10,918
Multi-Cap Core Funds Average	7.15	10,715

Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

	Since	Final Value
	Inception	of a $5,000,000
	(11/1/2010)	Investment
Russell 3000 Index Fund Institutional
Shares	4.87%	$5,243,575
Dow Jones U.S. Total Stock Market
Index	4.63	5,231,367
Russell 3000 Index	4.87	5,243,449
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

8

Russell 3000 Index Fund

Cumulative Returns of ETF Shares: September 20, 2010, Through August 31, 2011
Since
Inception
(9/20/2010)
Russell 3000 Index Fund
ETF Shares Market Price	9.12%
Russell 3000 Index Fund
ETF Shares Net Asset Value	9.09
Russell 3000 Index	9.18
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Period Total Returns (%): September 20, 2010, Through August 31, 2011

Total Returns: Periods Ended June 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Institutional Shares	11/1/2010	14.16%
ETF Shares	9/20/2010
Market Price		18.80
Net Asset Value		18.76

9

Russell 3000 Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of August 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	4,269	386	0.7%
* Amazon.com Inc.	1,495	322	0.6%
Walt Disney Co.	7,776	265	0.5%
Comcast Corp. Class A	11,345	244	0.4%
Home Depot Inc.	6,574	219	0.4%
Consumer Discretionary—Other †		5,212	9.1%
		6,648	11.7%
Consumer Staples
Procter & Gamble Co.	11,510	733	1.3%
Coca-Cola Co.	8,147	574	1.0%
Philip Morris International Inc.	7,333	508	0.9%
PepsiCo Inc.	6,503	419	0.7%
Wal-Mart Stores Inc.	7,300	388	0.7%
Kraft Foods Inc.	6,797	238	0.4%
Altria Group Inc.	8,612	234	0.4%
CVS Caremark Corp.	5,578	200	0.3%
Consumer Staples—Other †		2,195	3.9%
		5,489	9.6%
Energy
Exxon Mobil Corp.	20,312	1,504	2.6%
Chevron Corp.	8,289	820	1.4%
Schlumberger Ltd.	5,583	436	0.8%
ConocoPhillips	5,815	396	0.7%
Occidental Petroleum Corp.	3,344	290	0.5%
Energy—Other †		2,995	5.3%
		6,441	11.3%
Financials
JPMorgan Chase & Co.	16,384	615	1.1%
Wells Fargo & Co.	20,282	529	0.9%
* Berkshire Hathaway Inc. Class B	7,218	527	0.9%

10

Russell 3000 Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Citigroup Inc.	11,954	371	0.7%
Bank of America Corp.	41,682	341	0.6%
Goldman Sachs Group Inc.	2,130	248	0.4%
American Express Co.	4,322	215	0.4%
Financials—Other †		5,848	10.3%
		8,694	15.3%
Health Care
Johnson & Johnson	11,303	744	1.3%
Pfizer Inc.	32,579	618	1.1%
Merck & Co. Inc.	12,728	422	0.7%
Abbott Laboratories	6,394	336	0.6%
Amgen Inc.	3,825	212	0.4%
UnitedHealth Group Inc.	4,457	212	0.4%
Bristol-Myers Squibb Co.	7,018	209	0.4%
Health Care—Other †		3,947	6.9%
		6,700	11.8%
Industrials
General Electric Co.	43,729	713	1.2%
United Technologies Corp.	3,765	280	0.5%
3M Co.	2,924	243	0.4%
Caterpillar Inc.	2,653	241	0.4%
United Parcel Service Inc. Class B	3,023	204	0.4%
Boeing Co.	3,037	203	0.4%
Industrials—Other †		4,394	7.7%
		6,278	11.0%
Information Technology
* Apple Inc.	3,814	1,468	2.6%
International Business Machines Corp.	4,995	859	1.5%
Microsoft Corp.	30,598	814	1.4%
* Google Inc. Class A	1,036	560	1.0%
Oracle Corp.	15,838	445	0.8%
Intel Corp.	21,863	440	0.8%
Cisco Systems Inc.	22,625	355	0.6%
QUALCOMM Inc.	6,868	353	0.6%
Hewlett-Packard Co.	8,902	232	0.4%
* EMC Corp.	8,464	191	0.3%
Information Technology—Other †		4,550	8.0%
		10,267	18.0%

Materials †		2,479	4.4%

Telecommunication Services
AT&T Inc.	24,418	695	1.2%
Verizon Communications Inc.	11,666	422	0.7%
Telecommunication Services—Other †		482	0.9%
		1,599	2.8%

Utilities †		2,124	3.7%
Total Common Stocks (Cost $58,420)		56,719	99.6%[1]

11

Russell 3000 Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
[2] Vanguard Market Liquidity Fund
(Cost $196)	0.132%	196,290	196	0.3%[1]
Total Investments (Cost $58,616)			56,915	99.9%
Other Assets and Liabilities
Other Assets			146	0.3%
Liabilities			(84)	(0.2%)
			62	0.1%
Net Assets			56,977	100.0%

At August 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	60,002
Undistributed Net Investment Income	194
Accumulated Net Realized Losses	(1,528)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,701)
Futures Contracts	10
Net Assets	56,977

Institutional Shares—Net Assets
Applicable to 319,334 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	34,589
Net Asset Value Per Share—Institutional Shares	$108.32

ETF Shares—Assets
Applicable to 400,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	22,388
Net Asset Value Per Share—ETF Shares	$55.97

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 3000 Index Fund

Statement of Operations

September 20, 2010[1] to
August 31, 2011
($000)
Investment Income
Income
Dividends	563
Total Income	563
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	1
Management and Administrative—ETF Shares	8
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—ETF Shares	—
Custodian Fees	14
Auditing Fees	7
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	4
Total Expenses	34
Net Investment Income	529
Realized Net Gain (Loss)
Investment Securities Sold	(209)
Futures Contracts	(6)
Realized Net Gain (Loss)	(215)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,701)
Futures Contracts	10
Change in Unrealized Appreciation (Depreciation)	(1,691)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,377)
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 3000 Index Fund

Statement of Changes in Net Assets

September 20, 2010[1] to
August 31, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	529
Realized Net Gain (Loss)	(215)
Change in Unrealized Appreciation (Depreciation)	(1,691)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,377)
Distributions
Net Investment Income
Institutional Shares	(181)
ETF Shares	(154)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(335)
Capital Share Transactions
Institutional Shares	35,657
ETF Shares	23,032
Net Increase (Decrease) from Capital Share Transactions	58,689
Total Increase (Decrease)	56,977
Net Assets
Beginning of Period	—
End of Period[2]	56,977
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $194,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 3000 Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	November 1, 2010[1] to
Throughout the Period	August 31, 2011
Net Asset Value, Beginning of Period	$104.44
Investment Operations
Net Investment Income	1.494
Net Realized and Unrealized Gain (Loss) on Investments	3.650
Total from Investment Operations	5.144
Distributions
Dividends from Net Investment Income	(1.264)
Distributions from Realized Capital Gains	—
Total Distributions	(1.264)
Net Asset Value, End of Period	$108.32

Total Return	4.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35
Ratio of Total Expenses to Average Net Assets	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.78%[2]
Portfolio Turnover Rate[3]	32%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 3000 Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	September 20, 2010[1] to
Throughout the Period	August 31, 2011
Net Asset Value, Beginning of Period	$51.86
Investment Operations
Net Investment Income	.819
Net Realized and Unrealized Gain (Loss) on Investments	3.924
Total from Investment Operations	4.743
Distributions
Dividends from Net Investment Income	(. 633)
Distributions from Realized Capital Gains	—
Total Distributions	(. 633)
Net Asset Value, End of Period	$55.97

Total Return	9.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22
Ratio of Total Expenses to Average Net Assets	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.71%[2]
Portfolio Turnover Rate[3]	32%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

16

Russell 3000 Index Fund

Notes to Financial Statements

Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on November 1, 2010. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended August 31, 2011, and has concluded that no provision for federal income tax is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

17

Russell 3000 Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2011, the fund had contributed capital of $9,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2011, 100% of the fund’s market value was valued based on Level 1 inputs.

D. At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2011	1	73	8
E-mini S&P 500 Index	September 2011	3	183	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

18

Russell 3000 Index Fund

During the period ended August 31, 2011, the fund realized $1,313,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at August 31, 2011, the fund had $195,000 of ordinary income available for distribution. The fund realized losses of $1,436,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012.

At August 31, 2011, the cost of investment securities for tax purposes was $58,698,000. Net unrealized depreciation of investment securities for tax purposes was $1,783,000, consisting of unrealized gains of $1,789,000 on securities that had risen in value since their purchase and $3,572,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the period ended August 31, 2011, the fund purchased $79,759,000 of investment securities and sold $21,131,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

		Inception[1] to
	August 31, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	37,726	337
Issued in Lieu of Cash Distributions	181	2
Redeemed	(2,250)	(20)
Net Increase (Decrease)—Institutional Shares	35,657	319
ETF Shares
Issued	34,354	600
Issued in Lieu of Cash Distributions	—	—
Redeemed	(11,322)	(200)
Net Increase (Decrease)—ETF Shares	23,032	400
1 Inception was September 20, 2010, for ETF Shares and November 1, 2010, for Institutional Shares.

H. In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

19

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Scottsdale Funds and the Shareholders of Vanguard Russell 3000 Index Fund: In our opinion, the accompanying statement of net assets-investments summary and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Russell 3000 Index Fund (constituting a separate portfolio of Vanguard Scottsdale Funds, hereafter referred to as the “Fund”) at August 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the period September 20, 2010 (commencement of operations) through August 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and broker, and by agreement to the underlying ownership records of Vanguard Market Liquidity Funds, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 13, 2011

Special 2011 tax information (unaudited) for Vanguard Russell 3000 Index Fund

This information for the period ended August 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $327,552 of qualified dividend income to shareholders during the period.

For corporate shareholders, 96.5% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

20

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

21

Six Months Ended August 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Russell 3000 Index Fund	2/28/2011	8/31/2011	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$922.52	$0.48
ETF Shares	1,000.00	922.21	0.97
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.70	$0.51
ETF Shares	1,000.00	1,024.20	1.02

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.10% for Institutional Shares and 0.20% for ETF Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

22

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Russell 3000 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as investment advisor to the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund since its inception in 2010 and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations and that its results have been consistent with its investment strategies. Information about the fund’s performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

23

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

24

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

25

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Michael S. Miller
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
Peter F. Volanakis	Paul A. Heller	George U. Sauter
Born 1955. Trustee Since July 2009. Principal	Martha G. King
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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Vanguard Marketing Corporation, Distributor.

Q18540 102011

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.6%) [1]
Consumer Discretionary (11.7%)
McDonald's Corp.	4,269	386
* Amazon.com Inc.	1,495	322
Walt Disney Co.	7,776	265
Comcast Corp. Class A	11,345	244
Home Depot Inc.	6,574	219
* Ford Motor Co.	15,327	170
News Corp. Class A	9,443	163
Target Corp.	2,835	146
Time Warner Inc.	4,405	139
* DIRECTV Class A	3,158	139
NIKE Inc. Class B	1,469	127
Starbucks Corp.	3,084	119
Viacom Inc. Class B	2,408	116
* priceline.com Inc.	205	110
Lowe's Cos. Inc.	5,357	107
Yum! Brands Inc.	1,915	104
Time Warner Cable Inc.	1,384	91
Johnson Controls Inc.	2,791	89
TJX Cos. Inc.	1,589	87
* General Motors Co.	3,128	75
* Las Vegas Sands Corp.	1,613	75
CBS Corp. Class B	2,752	69
Coach Inc.	1,208	68
* Bed Bath & Beyond Inc.	1,026	58
Carnival Corp.	1,754	58
Kohl's Corp.	1,195	55
McGraw-Hill Cos. Inc.	1,254	53
* Netflix Inc.	217	51
Wynn Resorts Ltd.	327	51
* Discovery Communications Inc. Class A	1,147	48
Thomson Reuters Corp.	1,548	48
Omnicom Group Inc.	1,157	47
* Liberty Global Inc. Class A	1,143	46
Macy's Inc.	1,752	45
Staples Inc.	2,934	43
VF Corp.	359	42
Limited Brands Inc.	1,096	41
* Chipotle Mexican Grill Inc. Class A	128	40
* Liberty Media Corp. - Interactive	2,473	39
Mattel Inc.	1,431	38
Tiffany & Co.	526	38
Harley-Davidson Inc.	973	38
Ross Stores Inc.	484	37
* O'Reilly Automotive Inc.	568	37
Fortune Brands Inc.	634	36
* Dollar Tree Inc.	503	36
Starwood Hotels & Resorts Worldwide Inc.	803	36
Genuine Parts Co.	648	36
Ralph Lauren Corp. Class A	258	35
* AutoZone Inc.	110	34
Marriott International Inc. Class A	1,145	33
Best Buy Co. Inc.	1,302	33
Virgin Media Inc.	1,309	33
* BorgWarner Inc.	452	32
Nordstrom Inc.	673	31
* Sirius XM Radio Inc.	16,273	29
Darden Restaurants Inc.	563	27
Family Dollar Stores Inc.	505	27
* CarMax Inc.	932	26
Gap Inc.	1,574	26
Expedia Inc.	801	24

1

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Apollo Group Inc. Class A	498	23
Abercrombie & Fitch Co.	363	23
Wyndham Worldwide Corp.	701	23
* Liberty Media Corp. - Capital	294	21
* Fossil Inc.	216	21
Lear Corp.	434	21
Autoliv Inc.	368	21
* DISH Network Corp. Class A	826	20
PetSmart Inc.	468	20
Whirlpool Corp.	314	20
International Game Technology	1,237	19
Advance Auto Parts Inc.	305	18
Hasbro Inc.	477	18
H&R Block Inc.	1,196	18
* TRW Automotive Holdings Corp.	420	17
Tractor Supply Co.	284	17
Interpublic Group of Cos. Inc.	2,011	17
JC Penney Co. Inc.	648	17
Tupperware Brands Corp.	245	16
Cablevision Systems Corp. Class A	894	16
* MGM Resorts International	1,450	16
Newell Rubbermaid Inc.	1,140	16
Scripps Networks Interactive Inc. Class A	367	16
PVH Corp.	235	16
* Tempur-Pedic International Inc.	268	16
* LKQ Corp.	572	15
* NVR Inc.	23	15
Gentex Corp.	559	14
Royal Caribbean Cruises Ltd.	556	14
* Dollar General Corp.	388	14
* Liberty Media Corp. - Starz	205	14
Garmin Ltd.	421	14
Polaris Industries Inc.	127	14
Williams-Sonoma Inc.	411	14
* Deckers Outdoor Corp.	152	13
* Signet Jewelers Ltd.	341	13
* GameStop Corp. Class A	553	13
* Panera Bread Co. Class A	114	13
* Dick's Sporting Goods Inc.	369	13
Foot Locker Inc.	606	13
Leggett & Platt Inc.	560	12
* Urban Outfitters Inc.	471	12
DeVry Inc.	270	12
* Goodyear Tire & Rubber Co.	957	12
DR Horton Inc.	1,095	11
Gannett Co. Inc.	989	11
* Charter Communications Inc. Class A	227	11
* Mohawk Industries Inc.	223	11
* Hanesbrands Inc.	379	11
* Penn National Gaming Inc.	266	11
* Ulta Salon Cosmetics & Fragrance Inc.	179	11
Jarden Corp.	360	10
* Visteon Corp.	201	10
* Under Armour Inc. Class A	144	10
* Big Lots Inc.	295	10
Harman International Industries Inc.	276	10
* Toll Brothers Inc.	579	10
Sotheby's	267	10
Chico's FAS Inc.	693	10
Service Corp. International	939	10
* Warnaco Group Inc.	175	9
Lennar Corp. Class A	635	9
* Sears Holdings Corp.	154	9
* CROCS Inc.	337	9

2

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
John Wiley & Sons Inc. Class A	184	9
Guess? Inc.	258	9
American Eagle Outfitters Inc.	773	9
Aaron's Inc.	317	8
* ITT Educational Services Inc.	112	8
* AMC Networks Inc. Class A	217	8
* Tenneco Inc.	242	8
Cinemark Holdings Inc.	371	8
Brinker International Inc.	337	8
* Dana Holding Corp.	587	7
Washington Post Co. Class B	21	7
Rent-A-Center Inc.	264	7
Wolverine World Wide Inc.	200	7
* Ascena Retail Group Inc.	252	7
Weight Watchers International Inc.	117	7
* Domino's Pizza Inc.	249	7
* Timberland Co. Class A	160	7
* Pulte Group Inc.	1,405	7
* AutoNation Inc.	165	7
* Cheesecake Factory Inc.	242	7
* Life Time Fitness Inc.	173	7
* Shutterfly Inc.	122	7
* Sally Beauty Holdings Inc.	384	6
Wendy's Co.	1,322	6
* Hyatt Hotels Corp. Class A	181	6
Dillard's Inc. Class A	138	6
* DreamWorks Animation SKG Inc. Class A	302	6
* Carter's Inc.	201	6
Men's Wearhouse Inc.	215	6
Vail Resorts Inc.	150	6
* JOS A Bank Clothiers Inc.	117	6
* Coinstar Inc.	131	6
Morningstar Inc.	100	6
* Madison Square Garden Co. Class A	246	6
Brunswick Corp.	368	6
* Iconix Brand Group Inc.	298	6
Six Flags Entertainment Corp.	171	6
RadioShack Corp.	439	6
* Steven Madden Ltd.	156	6
* Bally Technologies Inc.	177	6
* Tesla Motors Inc.	222	5
* Live Nation Entertainment Inc.	591	5
* Genesco Inc.	103	5
* Valassis Communications Inc.	211	5
Hillenbrand Inc.	261	5
* WMS Industries Inc.	244	5
* HSN Inc.	165	5
* Lamar Advertising Co. Class A	247	5
Monro Muffler Brake Inc.	129	5
Pool Corp.	189	5
* New York Times Co. Class A	599	5
* Pier 1 Imports Inc.	456	5
* Buffalo Wild Wings Inc.	79	5
* ANN Inc.	206	5
* Childrens Place Retail Stores Inc.	113	5
* Saks Inc.	501	5
* Vitamin Shoppe Inc.	108	5
* BJ's Restaurants Inc.	102	5
* Career Education Corp.	273	5
Express Inc.	242	5
Regal Entertainment Group Class A	350	5
Buckle Inc.	116	5
Finish Line Inc. Class A	227	5
Strayer Education Inc.	48	5

3

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Arbitron Inc.	120	4
* Cabela's Inc.	184	4
Meredith Corp.	163	4
* Hibbett Sports Inc.	111	4
* Jack in the Box Inc.	200	4
Jones Group Inc.	347	4
* Gaylord Entertainment Co.	159	4
Choice Hotels International Inc.	128	4
Matthews International Corp. Class A	119	4
Group 1 Automotive Inc.	95	4
* DSW Inc. Class A	85	4
Cracker Barrel Old Country Store Inc.	92	4
Texas Roadhouse Inc. Class A	271	4
Thor Industries Inc.	174	4
Bob Evans Farms Inc.	121	4
* Helen of Troy Ltd.	121	4
* Aeropostale Inc.	321	4
National CineMedia Inc.	250	4
* Select Comfort Corp.	222	3
* Collective Brands Inc.	256	3
* 99 Cents Only Stores	185	3
* Peet's Coffee & Tea Inc.	59	3
American Greetings Corp. Class A	161	3
* Eastman Kodak Co.	1,066	3
* Pinnacle Entertainment Inc.	247	3
Regis Corp.	229	3
Penske Automotive Group Inc.	180	3
* Orient-Express Hotels Ltd. Class A	412	3
* True Religion Apparel Inc.	104	3
* American Public Education Inc.	75	3
MDC Holdings Inc.	157	3
Cooper Tire & Rubber Co.	253	3
International Speedway Corp. Class A	121	3
* Vera Bradley Inc.	85	3
Scholastic Corp.	107	3
* Office Depot Inc.	1,140	3
Cato Corp. Class A	114	3
* Ascent Capital Group Inc. Class A	60	3
PF Chang's China Bistro Inc.	95	3
* K12 Inc.	105	3
CEC Entertainment Inc.	86	3
Stage Stores Inc.	161	3
* Education Management Corp.	167	3
* iRobot Corp.	93	3
Columbia Sportswear Co.	49	3
* Papa John's International Inc.	86	3
* Asbury Automotive Group Inc.	136	3
* DineEquity Inc.	61	3
Sonic Automotive Inc. Class A	183	3
Ameristar Casinos Inc.	135	2
* Scientific Games Corp. Class A	285	2
* Skechers U.S.A. Inc. Class A	155	2
* American Axle & Manufacturing Holdings Inc.	265	2
* Steiner Leisure Ltd.	62	2
* Krispy Kreme Doughnuts Inc.	272	2
* Maidenform Brands Inc.	97	2
* Wet Seal Inc. Class A	489	2
Sturm Ruger & Co. Inc.	74	2
* GNC Holdings Inc.	99	2
* OfficeMax Inc.	382	2
* Sonic Corp.	258	2
* Quiksilver Inc.	567	2
Churchill Downs Inc.	54	2
* Modine Manufacturing Co.	203	2

4

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Liz Claiborne Inc.	447	2
PEP Boys-Manny Moe & Jack	236	2
KB Home	351	2
Ryland Group Inc.	198	2
* Ruby Tuesday Inc.	277	2
* Biglari Holdings Inc.	7	2
* Interval Leisure Group Inc.	182	2
* Blue Nile Inc.	58	2
* Capella Education Co.	70	2
* Shuffle Master Inc.	252	2
Stewart Enterprises Inc. Class A	368	2
* Jakks Pacific Inc.	130	2
Belo Corp. Class A	404	2
* La-Z-Boy Inc.	247	2
* Central European Media Enterprises Ltd. Class A	167	2
* Clear Channel Outdoor Holdings Inc. Class A	184	2
Fred's Inc. Class A	181	2
* G-III Apparel Group Ltd.	73	2
Ethan Allen Interiors Inc.	120	2
* Meritage Homes Corp.	110	2
* Knology Inc.	151	2
* Exide Technologies	363	2
Oxford Industries Inc.	56	2
* Core-Mark Holding Co. Inc.	56	2
Superior Industries International Inc.	115	2
* Teavana Holdings Inc.	75	2
* Denny's Corp.	512	2
Drew Industries Inc.	97	2
* Charming Shoppes Inc.	604	2
MDC Partners Inc. Class A	119	2
* Federal-Mogul Corp.	106	2
Barnes & Noble Inc.	141	2
Brown Shoe Co. Inc.	228	2
* Bravo Brio Restaurant Group Inc.	90	2
Callaway Golf Co.	332	2
* Grand Canyon Education Inc.	119	2
* Zumiez Inc.	100	2
* Rue21 Inc.	73	2
* Boyd Gaming Corp.	291	2
* Red Robin Gourmet Burgers Inc.	58	2
Sinclair Broadcast Group Inc. Class A	231	2
Lithia Motors Inc. Class A	95	2
Harte-Hanks Inc.	221	2
* AFC Enterprises Inc.	134	2
HOT Topic Inc.	210	2
* Universal Technical Institute Inc.	117	2
* Lumber Liquidators Holdings Inc.	112	2
* Fuel Systems Solutions Inc.	79	2
* Bridgepoint Education Inc.	74	2
* Zagg Inc.	104	2
* Lions Gate Entertainment Corp.	217	1
* Dorman Products Inc.	45	1
Standard Motor Products Inc.	108	1
* Amerigon Inc.	106	1
* Perry Ellis International Inc.	60	1
Blyth Inc.	24	1
Nutrisystem Inc.	106	1
* EW Scripps Co. Class A	158	1
* Caribou Coffee Co. Inc.	85	1
* Universal Electronics Inc.	66	1
Lincoln Educational Services Corp.	129	1
Stein Mart Inc.	179	1
* Libbey Inc.	96	1
* America's Car-Mart Inc.	41	1

5

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
World Wrestling Entertainment Inc. Class A	128	1
* Stoneridge Inc.	153	1
* Cavco Industries Inc.	33	1
* Fisher Communications Inc.	45	1
* Ruth's Hospitality Group Inc.	224	1
* Global Traffic Network Inc.	84	1
Marcus Corp.	119	1
* Winnebago Industries Inc.	146	1
* Steinway Musical Instruments Inc.	46	1
PetMed Express Inc.	110	1
Bebe Stores Inc.	162	1
* Talbots Inc.	373	1
* M/I Homes Inc.	133	1
* Valuevision Media Inc. Class A	289	1
* Standard Pacific Corp.	425	1
* Shoe Carnival Inc.	43	1
* Tuesday Morning Corp.	270	1
Haverty Furniture Cos. Inc.	89	1
* Smith & Wesson Holding Corp.	322	1
* Beazer Homes USA Inc.	496	1
* Cost Plus Inc.	132	1
* Body Central Corp.	59	1
* Arctic Cat Inc.	65	1
* Town Sports International Holdings Inc.	135	1
Spartan Motors Inc.	221	1
* ReachLocal Inc.	69	1
Big 5 Sporting Goods Corp.	135	1
* Furniture Brands International Inc.	356	1
* Journal Communications Inc. Class A	270	1
* Citi Trends Inc.	84	1
* hhgregg Inc.	88	1
Movado Group Inc.	70	1
* Zale Corp.	234	1
* Rentrak Corp.	66	1
* K-Swiss Inc. Class A	176	1
* Saga Communications Inc. Class A	30	1
* Motorcar Parts of America Inc.	92	1
* interCLICK Inc.	161	1
Christopher & Banks Corp.	195	1
* Kirkland's Inc.	98	1
* Overstock.com Inc.	86	1
* Unifi Inc.	79	1
* Benihana Inc. Class A	109	1
* MarineMax Inc.	129	1
* Geeknet Inc.	41	1
* Hovnanian Enterprises Inc. Class A	525	1
Destination Maternity Corp.	60	1
* Black Diamond Inc.	109	1
* Isle of Capri Casinos Inc.	125	1
* McClatchy Co. Class A	472	1
* Luby's Inc.	171	1
* Corinthian Colleges Inc.	346	1
* Casual Male Retail Group Inc.	179	1
* Multimedia Games Holding Co. Inc.	145	1
Speedway Motorsports Inc.	53	1
Weyco Group Inc.	31	1
* Tower International Inc.	49	1
* Syms Corp.	77	1
Mac-Gray Corp.	49	1
* Systemax Inc.	50	1
* Morgans Hotel Group Co.	98	1
* Orbitz Worldwide Inc.	260	1
Winmark Corp.	14	1
* Carrols Restaurant Group Inc.	71	1

6

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Skyline Corp.	59	1
Einstein Noah Restaurant Group Inc.	43	1
Outdoor Channel Holdings Inc.	93	1
* Monarch Casino & Resort Inc.	63	1
* Kenneth Cole Productions Inc. Class A	54	1
* West Marine Inc.	66	1
* Archipelago Learning Inc.	67	1
Lifetime Brands Inc.	58	1
Bon-Ton Stores Inc.	87	1
* Red Lion Hotels Corp.	87	1
* US Auto Parts Network Inc.	96	1
* Entercom Communications Corp. Class A	99	1
CSS Industries Inc.	34	1
* Johnson Outdoors Inc. Class A	38	1
Ambassadors Group Inc.	79	1
* Gordmans Stores Inc.	40	1
* Audiovox Corp. Class A	92	1
* Coldwater Creek Inc.	556	1
Value Line Inc.	48	1
* Build-A-Bear Workshop Inc.	99	1
* Delta Apparel Inc.	35	1
* Cambium Learning Group Inc.	194	1
* 1-800-Flowers.com Inc. Class A	230	1
National American University Holdings Inc.	65	1
* Nexstar Broadcasting Group Inc. Class A	92	1
* Sealy Corp.	271	1
* Cumulus Media Inc. Class A	205	1
RG Barry Corp.	54	1
* Gray Television Inc.	289	1
Shiloh Industries Inc.	54	1
* Jamba Inc.	310	1
* Marine Products Corp.	97	1
* Leapfrog Enterprises Inc.	163	1
* Martha Stewart Living Omnimedia Class A	158	1
Cherokee Inc.	38	1
* Crown Media Holdings Inc. Class A	394	1
* Conn's Inc.	90	1
* Summer Infant Inc.	73	1
* New York & Co. Inc.	145	1
* Westwood One Inc.	89	1
* Entravision Communications Corp. Class A	445	1
* O'Charleys Inc. (Foreign)	88	—
AH Belo Corp. Class A	92	—
* McCormick & Schmick's Seafood Restaurants Inc.	76	—
* LIN TV Corp. Class A	147	—
* Global Sources Ltd.	46	—
* Pacific Sunwear of California Inc.	206	—
		6,648
Consumer Staples (9.6%)
Procter & Gamble Co.	11,510	733
Coca-Cola Co.	8,147	574
Philip Morris International Inc.	7,333	508
PepsiCo Inc.	6,503	419
Wal-Mart Stores Inc.	7,300	388
Kraft Foods Inc.	6,797	238
Altria Group Inc.	8,612	234
CVS Caremark Corp.	5,578	200
Colgate-Palmolive Co.	2,012	181
Costco Wholesale Corp.	1,797	141
Walgreen Co.	3,766	133
Kimberly-Clark Corp.	1,617	112
General Mills Inc.	2,626	100
Archer-Daniels-Midland Co.	2,787	79

7

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
HJ Heinz Co.	1,324	70
Sysco Corp.	2,400	67
Lorillard Inc.	592	66
Mead Johnson Nutrition Co.	841	60
Kroger Co.	2,495	59
Kellogg Co.	1,013	55
* Green Mountain Coffee Roasters Inc.	506	53
Reynolds American Inc.	1,380	52
Estee Lauder Cos. Inc. Class A	465	45
Sara Lee Corp.	2,407	43
Whole Foods Market Inc.	636	42
ConAgra Foods Inc.	1,683	41
Avon Products Inc.	1,770	40
Bunge Ltd.	606	39
Clorox Co.	549	38
Coca-Cola Enterprises Inc.	1,338	37
Hershey Co.	626	37
Dr Pepper Snapple Group Inc.	911	35
JM Smucker Co.	478	34
Brown-Forman Corp. Class B	423	30
Herbalife Ltd.	492	27
Safeway Inc.	1,461	27
McCormick & Co. Inc.	547	26
Church & Dwight Co. Inc.	590	26
* Hansen Natural Corp.	290	25
Molson Coors Brewing Co. Class B	554	24
Campbell Soup Co.	732	23
* Energizer Holdings Inc.	288	22
Tyson Foods Inc. Class A	1,241	22
* Ralcorp Holdings Inc.	216	19
Hormel Foods Corp.	538	15
* Smithfield Foods Inc.	650	14
* Constellation Brands Inc. Class A	712	14
Corn Products International Inc.	300	14
* BJ's Wholesale Club Inc.	215	11
Nu Skin Enterprises Inc. Class A	217	9
Flowers Foods Inc.	443	8
Ruddick Corp.	196	8
* Darling International Inc.	468	8
* United Natural Foods Inc.	193	8
* TreeHouse Foods Inc.	143	8
Diamond Foods Inc.	89	7
Casey's General Stores Inc.	155	7
SUPERVALU Inc.	863	7
* Dean Foods Co.	742	6
Pricesmart Inc.	76	5
* Fresh Market Inc.	125	5
* Hain Celestial Group Inc.	152	5
Snyders-Lance Inc.	207	5
Lancaster Colony Corp.	74	4
Universal Corp.	95	4
Fresh Del Monte Produce Inc.	149	4
Sanderson Farms Inc.	89	3
B&G Foods Inc. Class A	190	3
Vector Group Ltd.	180	3
* Elizabeth Arden Inc.	98	3
Andersons Inc.	75	3
* Boston Beer Co. Inc. Class A	37	3
J&J Snack Foods Corp.	58	3
WD-40 Co.	68	3
* Rite Aid Corp.	2,384	3
Tootsie Roll Industries Inc.	103	3
* Heckmann Corp.	405	2
Cal-Maine Foods Inc.	71	2

8

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Central European Distribution Corp.	325	2
* Prestige Brands Holdings Inc.	204	2
* Winn-Dixie Stores Inc.	284	2
* Chiquita Brands International Inc.	211	2
* Spectrum Brands Holdings Inc.	81	2
Weis Markets Inc.	55	2
Nash Finch Co.	63	2
* Dole Food Co. Inc.	177	2
* Central Garden and Pet Co. Class A	245	2
* Pantry Inc.	133	2
* Smart Balance Inc.	303	2
Spartan Stores Inc.	89	1
* Omega Protein Corp.	113	1
* Alliance One International Inc.	402	1
Inter Parfums Inc.	76	1
* Smart Balance Inc.	88	1
* Star Scientific Inc.	513	1
* Nature's Sunshine Products Inc.	69	1
Calavo Growers Inc.	59	1
* Seneca Foods Corp. Class A	50	1
Ingles Markets Inc. Class A	75	1
Coca-Cola Bottling Co. Consolidated	20	1
* Medifast Inc.	68	1
Imperial Sugar Co.	116	1
* Pilgrim's Pride Corp.	284	1
* USANA Health Sciences Inc.	38	1
* Susser Holdings Corp.	42	1
Limoneira Co.	50	1
* Primo Water Corp.	123	1
* Revlon Inc. Class A	65	1
National Beverage Corp.	52	1
* Synutra International Inc.	123	1
* Craft Brewers Alliance Inc.	120	1
Village Super Market Inc. Class A	28	1
Schiff Nutrition International Inc.	68	1
* Nutraceutical International Corp.	45	1
Griffin Land & Nurseries Inc.	23	1
Oil-Dri Corp. of America	31	1
MGP Ingredients Inc.	96	1
Farmer Bros Co.	102	1
* Harbinger Group Inc.	126	1
* Lifeway Foods Inc.	54	1
Female Health Co.	130	1
Alico Inc.	25	1
Arden Group Inc.	6	—
		5,489
Energy (11.3%)
Exxon Mobil Corp.	20,312	1,504
Chevron Corp.	8,289	820
Schlumberger Ltd.	5,583	436
ConocoPhillips	5,815	396
Occidental Petroleum Corp.	3,344	290
Halliburton Co.	3,765	167
Apache Corp.	1,578	163
Anadarko Petroleum Corp.	2,047	151
Devon Energy Corp.	1,741	118
National Oilwell Varco Inc.	1,741	115
Baker Hughes Inc.	1,788	109
EOG Resources Inc.	1,105	102
Chesapeake Energy Corp.	2,705	88
Marathon Oil Corp.	2,930	79
Hess Corp.	1,248	74
Spectra Energy Corp.	2,673	69
Williams Cos. Inc.	2,420	65

9

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Noble Energy Inc.	726	64
El Paso Corp.	3,164	61
Peabody Energy Corp.	1,114	54
* Southwestern Energy Co.	1,431	54
Marathon Petroleum Corp.	1,465	54
Valero Energy Corp.	2,346	53
* Cameron International Corp.	1,008	52
* FMC Technologies Inc.	989	44
Range Resources Corp.	662	43
Murphy Oil Corp.	796	43
Consol Energy Inc.	933	43
Pioneer Natural Resources Co.	480	38
* Concho Resources Inc.	426	37
EQT Corp.	554	33
Cabot Oil & Gas Corp.	431	33
* Alpha Natural Resources Inc.	933	31
HollyFrontier Corp.	394	28
* Newfield Exploration Co.	553	28
* Denbury Resources Inc.	1,653	26
QEP Resources Inc.	729	26
Cimarex Energy Co.	352	25
* Whiting Petroleum Corp.	484	23
Helmerich & Payne Inc.	394	22
* Nabors Industries Ltd.	1,183	22
Southern Union Co.	515	22
* Ultra Petroleum Corp.	630	21
Core Laboratories NV	189	21
SM Energy Co.	263	20
Oceaneering International Inc.	426	18
Sunoco Inc.	475	18
* Rowan Cos. Inc.	499	18
Arch Coal Inc.	871	18
Kinder Morgan Inc.	669	17
Diamond Offshore Drilling Inc.	270	17
* Plains Exploration & Production Co.	553	16
Patterson-UTI Energy Inc.	605	15
* McDermott International Inc.	966	14
Energen Corp.	283	14
* Tesoro Corp.	563	14
* Brigham Exploration Co.	458	13
* Dresser-Rand Group Inc.	313	13
* Oil States International Inc.	201	13
CARBO Ceramics Inc.	76	12
* SandRidge Energy Inc.	1,605	12
* Superior Energy Services Inc.	313	11
Tidewater Inc.	204	11
World Fuel Services Corp.	278	10
Berry Petroleum Co. Class A	203	10
* CVR Energy Inc.	346	10
* Rosetta Resources Inc.	209	10
* Atwood Oceanics Inc.	224	9
* Continental Resources Inc.	166	9
* Forest Oil Corp.	468	9
* Complete Production Services Inc.	313	9
* Bill Barrett Corp.	188	9
* Dril-Quip Inc.	137	9
* Energy XXI Bermuda Ltd.	301	8
* Unit Corp.	168	8
EXCO Resources Inc.	594	8
SEACOR Holdings Inc.	87	8
Lufkin Industries Inc.	122	8
* Key Energy Services Inc.	501	7
* Helix Energy Solutions Group Inc.	426	7
Bristow Group Inc.	148	7

10

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Oasis Petroleum Inc.	243	6
* Patriot Coal Corp.	382	6
* Stone Energy Corp.	208	6
Golar LNG Ltd.	166	6
* Swift Energy Co.	177	5
* Northern Oil and Gas Inc.	266	5
* McMoRan Exploration Co.	408	5
* Kodiak Oil & Gas Corp.	870	5
* Cloud Peak Energy Inc.	258	5
* Gulfport Energy Corp.	176	5
* Cobalt International Energy Inc.	507	5
* Carrizo Oil & Gas Inc.	163	5
* Quicksilver Resources Inc.	505	5
Teekay Corp.	165	5
RPC Inc.	170	4
* Comstock Resources Inc.	208	4
* Gulfmark Offshore Inc.	107	4
* ION Geophysical Corp.	588	4
* Western Refining Inc.	236	4
* SemGroup Corp. Class A	164	4
* Pioneer Drilling Co.	275	4
Nordic American Tankers Ltd.	188	3
* Tetra Technologies Inc.	309	3
* Exterran Holdings Inc.	261	3
* Clean Energy Fuels Corp.	233	3
* Newpark Resources Inc.	367	3
W&T Offshore Inc.	143	3
Ship Finance International Ltd.	188	3
Contango Oil & Gas Co.	49	3
* Resolute Energy Corp.	219	3
Apco Oil and Gas International Inc.	37	3
* Cheniere Energy Inc.	375	3
* Hyperdynamics Corp.	638	3
* Parker Drilling Co.	485	3
* ATP Oil & Gas Corp.	192	3
* Hornbeck Offshore Services Inc.	103	3
* Petroleum Development Corp.	101	2
Crosstex Energy Inc.	205	2
* Tesco Corp.	138	2
* Hercules Offshore Inc.	535	2
* Basic Energy Services Inc.	102	2
Targa Resources Corp.	74	2
* Petroquest Energy Inc.	290	2
* Rex Energy Corp.	173	2
Overseas Shipholding Group Inc.	118	2
* Global Industries Ltd.	474	2
* Georesources Inc.	89	2
* Kosmos Energy Ltd.	148	2
* Harvest Natural Resources Inc.	179	2
* Energy Partners Ltd.	151	2
Knightsbridge Tankers Ltd.	109	2
* Goodrich Petroleum Corp.	122	2
* Magnum Hunter Resources Corp.	433	2
Frontline Ltd.	248	2
* Clayton Williams Energy Inc.	33	2
Gulf Island Fabrication Inc.	76	2
* James River Coal Co.	169	2
* Approach Resources Inc.	97	2
Penn Virginia Corp.	215	2
* Amyris Inc.	86	2
* FX Energy Inc.	272	2
* Venoco Inc.	143	2
* Endeavour International Corp.	167	2
Houston American Energy Corp.	88	2

11

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* BPZ Resources Inc.	411	2
* OYO Geospace Corp.	20	2
* USEC Inc.	659	1
Teekay Tankers Ltd. Class A	220	1
* PHI Inc.	63	1
* Cal Dive International Inc.	487	1
* Matrix Service Co.	125	1
* Vaalco Energy Inc.	213	1
* Triangle Petroleum Corp.	246	1
Delek US Holdings Inc.	90	1
* Dawson Geophysical Co.	38	1
* Gastar Exploration Ltd.	310	1
* Vantage Drilling Co.	827	1
* Abraxas Petroleum Corp.	340	1
* Rentech Inc.	1,236	1
* GMX Resources Inc.	426	1
* Green Plains Renewable Energy Inc.	114	1
* Willbros Group Inc.	184	1
* Scorpio Tankers Inc.	172	1
* Miller Energy Resources Inc.	322	1
* Warren Resources Inc.	339	1
* Mitcham Industries Inc.	65	1
* Uranium Energy Corp.	308	1
* Global Geophysical Services Inc.	87	1
* Uranerz Energy Corp.	441	1
DHT Holdings Inc.	346	1
Panhandle Oil and Gas Inc. Class A	36	1
* Callon Petroleum Co.	172	1
* Ur-Energy Inc.	765	1
* Voyager Oil & Gas Inc.	347	1
* Syntroleum Corp.	777	1
* Natural Gas Services Group Inc.	70	1
* Union Drilling Inc.	105	1
* C&J Energy Services Inc.	34	1
* Uranium Resources Inc.	742	1
* Westmoreland Coal Co.	79	1
* Geokinetics Inc.	170	1
* Solazyme Inc.	52	1
* Crimson Exploration Inc.	281	1
* RigNet Inc.	47	1
* Zion Oil & Gas Inc.	253	1
* REX American Resources Corp.	42	1
* L&L Energy Inc.	183	1
* Gevo Inc.	59	1
Alon USA Energy Inc.	66	1
General Maritime Corp.	1,471	1
* Isramco Inc.	9	1
* Evolution Petroleum Corp.	88	1
Hallador Energy Co.	64	1
CAMAC Energy Inc.	625	1
* * Atlas Energy Inc. Escrow	199	—
		6,441
Financials (15.3%)
JPMorgan Chase & Co.	16,384	615
Wells Fargo & Co.	20,282	529
* Berkshire Hathaway Inc. Class B	7,218	527
Citigroup Inc.	11,954	371
Bank of America Corp.	41,682	341
Goldman Sachs Group Inc.	2,130	248
American Express Co.	4,322	215
US Bancorp	7,926	184
Simon Property Group Inc.	1,208	142
MetLife Inc.	3,379	114

12

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Morgan Stanley	6,369	111
PNC Financial Services Group Inc.	2,166	109
Bank of New York Mellon Corp.	5,109	106
Prudential Financial Inc.	2,000	100
ACE Ltd.	1,389	90
Capital One Financial Corp.	1,889	87
Travelers Cos. Inc.	1,723	87
Chubb Corp.	1,204	74
Equity Residential	1,212	74
CME Group Inc.	277	74
State Street Corp.	2,074	74
Aflac Inc.	1,925	73
Public Storage	578	71
Franklin Resources Inc.	596	71
Annaly Capital Management Inc.	3,913	71
Marsh & McLennan Cos. Inc.	2,257	67
Vornado Realty Trust	758	65
BB&T Corp.	2,865	64
AON Corp.	1,360	64
Boston Properties Inc.	600	63
HCP Inc.	1,671	62
BlackRock Inc.	353	58
T Rowe Price Group Inc.	1,069	57
Discover Financial Services	2,244	56
Allstate Corp.	2,152	56
Ventas Inc.	1,043	56
AvalonBay Communities Inc.	388	53
Progressive Corp.	2,698	52
ProLogis Inc.	1,888	51
Charles Schwab Corp.	4,130	51
Loews Corp.	1,304	49
American International Group Inc.	1,818	46
Ameriprise Financial Inc.	997	46
SunTrust Banks Inc.	2,209	44
Fifth Third Bancorp	3,780	40
Weyerhaeuser Co.	2,216	40
M&T Bank Corp.	517	39
Health Care REIT Inc.	728	37
* IntercontinentalExchange Inc.	303	36
Hartford Financial Services Group Inc.	1,832	35
Invesco Ltd.	1,901	35
Northern Trust Corp.	894	34
Principal Financial Group Inc.	1,322	33
Host Hotels & Resorts Inc.	2,823	33
General Growth Properties Inc.	2,325	32
Unum Group	1,270	30
SLM Corp.	2,175	30
Kimco Realty Corp.	1,678	30
NYSE Euronext	1,080	29
* CIT Group Inc.	825	28
Lincoln National Corp.	1,290	27
XL Group plc Class A	1,276	27
Macerich Co.	541	27
KeyCorp	3,912	26
Moody's Corp.	823	25
Plum Creek Timber Co. Inc.	668	25
Leucadia National Corp.	815	24
SL Green Realty Corp.	334	24
UDR Inc.	897	24
Digital Realty Trust Inc.	393	23
Regions Financial Corp.	5,169	23
Federal Realty Investment Trust	257	23
New York Community Bancorp Inc.	1,800	23
Comerica Inc.	827	21

13

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Rayonier Inc.	502	21
American Capital Agency Corp.	737	21
Camden Property Trust	275	18
Essex Property Trust Inc.	128	18
* CB Richard Ellis Group Inc. Class A	1,202	18
Huntington Bancshares Inc.	3,553	18
* Affiliated Managers Group Inc.	204	18
Alexandria Real Estate Equities Inc.	242	18
* Arch Capital Group Ltd.	517	17
People's United Financial Inc.	1,475	17
Realty Income Corp.	497	17
Torchmark Corp.	447	17
Legg Mason Inc.	582	17
* MSCI Inc. Class A	471	16
Cincinnati Financial Corp.	573	16
PartnerRe Ltd.	279	16
Reinsurance Group of America Inc. Class A	290	15
* Markel Corp.	39	15
Liberty Property Trust	451	15
Fidelity National Financial Inc. Class A	874	15
BRE Properties Inc.	293	15
Axis Capital Holdings Ltd.	507	15
Everest Re Group Ltd.	180	15
Regency Centers Corp.	352	14
Senior Housing Properties Trust	601	14
* Genworth Financial Inc. Class A	2,018	14
WR Berkley Corp.	447	14
Lazard Ltd. Class A	457	13
Assurant Inc.	379	13
RenaissanceRe Holdings Ltd.	203	13
Zions Bancorporation	756	13
TD Ameritrade Holding Corp.	857	13
HCC Insurance Holdings Inc.	446	13
Piedmont Office Realty Trust Inc. Class A	677	13
First Niagara Financial Group Inc.	1,188	13
* E*Trade Financial Corp.	1,033	13
Taubman Centers Inc.	219	13
Apartment Investment & Management Co.	468	12
Transatlantic Holdings Inc.	245	12
Arthur J Gallagher & Co.	433	12
Ares Capital Corp.	802	12
Chimera Investment Corp.	4,021	12
Hudson City Bancorp Inc.	1,948	12
* American Capital Ltd.	1,380	12
Eaton Vance Corp.	489	12
Jones Lang LaSalle Inc.	178	12
Duke Realty Corp.	989	12
Weingarten Realty Investors	473	12
* NASDAQ OMX Group Inc.	485	11
Commerce Bancshares Inc.	290	11
Hospitality Properties Trust	484	11
Raymond James Financial Inc.	400	11
White Mountains Insurance Group Ltd.	28	11
Cullen/Frost Bankers Inc.	209	11
Mack-Cali Realty Corp.	341	11
Waddell & Reed Financial Inc. Class A	339	11
* Signature Bank	190	11
Developers Diversified Realty Corp.	847	10
American Financial Group Inc.	315	10
MFA Financial Inc.	1,394	10
American Campus Communities Inc.	266	10
Mid-America Apartment Communities Inc.	145	10
Home Properties Inc.	154	10
Old Republic International Corp.	1,016	10

14

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
SEI Investments Co.	573	10
Assured Guaranty Ltd.	726	10
East West Bancorp Inc.	584	10
Brown & Brown Inc.	458	10
Tanger Factory Outlet Centers	339	10
BioMed Realty Trust Inc.	517	9
Hancock Holding Co.	302	9
Highwoods Properties Inc.	286	9
National Retail Properties Inc.	336	9
Jefferies Group Inc.	556	9
* ProAssurance Corp.	123	9
Douglas Emmett Inc.	491	9
* Popular Inc.	4,210	9
CBL & Associates Properties Inc.	587	9
Equity Lifestyle Properties Inc.	122	8
Invesco Mortgage Capital Inc.	476	8
Post Properties Inc.	199	8
City National Corp.	185	8
Kilroy Realty Corp.	232	8
Hatteras Financial Corp.	298	8
Erie Indemnity Co. Class A	111	8
CapitalSource Inc.	1,283	8
Washington Real Estate Investment Trust	262	8
Alleghany Corp.	27	8
Extra Space Storage Inc.	374	8
Valley National Bancorp	676	8
Bank of Hawaii Corp.	191	8
Validus Holdings Ltd.	307	8
* SVB Financial Group	172	8
Allied World Assurance Co. Holdings AG	152	8
Entertainment Properties Trust	187	8
Corporate Office Properties Trust	285	8
First Horizon National Corp.	1,084	8
Associated Banc-Corp	693	8
* First Republic Bank	293	7
Alterra Capital Holdings Ltd.	363	7
Omega Healthcare Investors Inc.	407	7
Fulton Financial Corp.	800	7
* Forest City Enterprises Inc. Class A	549	7
Capitol Federal Financial Inc.	670	7
Apollo Investment Corp.	787	7
Prosperity Bancshares Inc.	189	7
Colonial Properties Trust	336	7
Starwood Property Trust Inc.	376	7
CommonWealth REIT	337	7
Aspen Insurance Holdings Ltd.	284	7
Washington Federal Inc.	449	7
Cash America International Inc.	120	7
TCF Financial Corp.	642	7
Protective Life Corp.	347	7
Hanover Insurance Group Inc.	185	7
* Stifel Financial Corp.	218	7
LaSalle Hotel Properties	348	7
Federated Investors Inc. Class B	366	6
First American Financial Corp.	425	6
* Ezcorp Inc. Class A	191	6
* First Cash Financial Services Inc.	129	6
Endurance Specialty Holdings Ltd.	166	6
* CNO Financial Group Inc.	915	6
Trustmark Corp.	266	6
Janus Capital Group Inc.	776	6
DuPont Fabros Technology Inc.	243	6
FirstMerit Corp.	448	6
Potlatch Corp.	166	6

15

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
CBOE Holdings Inc.	220	6
Two Harbors Investment Corp.	577	5
Brandywine Realty Trust	555	5
Webster Financial Corp.	302	5
* Knight Capital Group Inc. Class A	423	5
StanCorp Financial Group Inc.	178	5
Iberiabank Corp.	112	5
DiamondRock Hospitality Co.	692	5
Healthcare Realty Trust Inc.	306	5
BOK Financial Corp.	108	5
Westamerica Bancorporation	125	5
* Portfolio Recovery Associates Inc.	72	5
UMB Financial Corp.	135	5
* St. Joe Co.	278	5
Medical Properties Trust Inc.	475	5
RLI Corp.	80	5
Platinum Underwriters Holdings Ltd.	160	5
Delphi Financial Group Inc.	206	5
Northwest Bancshares Inc.	416	5
Kemper Corp.	193	5
National Health Investors Inc.	107	5
Synovus Financial Corp.	3,365	5
Sovran Self Storage Inc.	120	5
* Howard Hughes Corp.	90	5
Umpqua Holdings Corp.	494	5
DCT Industrial Trust Inc.	1,062	5
Wintrust Financial Corp.	151	5
EastGroup Properties Inc.	118	5
FNB Corp.	529	5
U-Store-It Trust	437	5
Cypress Sharpridge Investments Inc.	351	5
Montpelier Re Holdings Ltd.	271	5
Mercury General Corp.	117	5
* PHH Corp.	242	5
* MBIA Inc.	591	5
Greenhill & Co. Inc.	128	5
* Ocwen Financial Corp.	329	5
Capstead Mortgage Corp.	339	4
Cathay General Bancorp	348	4
PS Business Parks Inc.	81	4
* LPL Investment Holdings Inc.	151	4
Redwood Trust Inc.	345	4
Equity One Inc.	237	4
* Texas Capital Bancshares Inc.	166	4
United Bankshares Inc.	186	4
Franklin Street Properties Corp.	317	4
* World Acceptance Corp.	63	4
Prospect Capital Corp.	464	4
Community Bank System Inc.	161	4
MB Financial Inc.	245	4
Glimcher Realty Trust	459	4
Alexander's Inc.	9	4
Lexington Realty Trust	523	4
* DFC Global Corp.	171	4
MarketAxess Holdings Inc.	128	4
BancorpSouth Inc.	331	4
First Financial Bancorp	230	4
First Financial Bankshares Inc.	124	4
Pebblebrook Hotel Trust	227	4
Old National Bancorp	371	4
Government Properties Income Trust	155	4
National Penn Bancshares Inc.	497	4
* First Industrial Realty Trust Inc.	381	4
Sun Communities Inc.	93	4

16

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Anworth Mortgage Asset Corp.	495	4
Tower Group Inc.	148	4
* MF Global Holdings Ltd.	643	4
Astoria Financial Corp.	344	3
First Citizens BancShares Inc. Class A	22	3
Susquehanna Bancshares Inc.	520	3
* Financial Engines Inc.	155	3
Acadia Realty Trust	161	3
Solar Capital Ltd.	146	3
Glacier Bancorp Inc.	290	3
International Bancshares Corp.	213	3
* Strategic Hotels & Resorts Inc.	697	3
LTC Properties Inc.	123	3
Fifth Street Finance Corp.	329	3
Selective Insurance Group Inc.	214	3
BankUnited Inc.	137	3
CVB Financial Corp.	364	3
Associated Estates Realty Corp.	176	3
Provident Financial Services Inc.	244	3
Argo Group International Holdings Ltd.	110	3
Oritani Financial Corp.	229	3
* Sunstone Hotel Investors Inc.	493	3
* Green Dot Corp. Class A	91	3
Cohen & Steers Inc.	76	3
Symetra Financial Corp.	273	3
NBT Bancorp Inc.	142	3
* Enstar Group Ltd.	28	3
* TFS Financial Corp.	325	3
Primerica Inc.	138	3
Park National Corp.	52	3
* Investors Bancorp Inc.	198	3
Walter Investment Management Corp.	114	3
* iStar Financial Inc.	390	3
Cousins Properties Inc.	378	3
Education Realty Trust Inc.	302	3
American Assets Trust Inc.	135	3
First Potomac Realty Trust	209	3
Infinity Property & Casualty Corp.	53	3
Columbia Banking System Inc.	165	3
First Midwest Bancorp Inc.	307	3
CNA Financial Corp.	110	3
* Greenlight Capital Re Ltd. Class A	119	3
Inland Real Estate Corp.	322	3
Evercore Partners Inc. Class A	99	3
Investors Real Estate Trust	330	3
Bank of the Ozarks Inc.	111	2
American Equity Investment Life Holding Co.	248	2
* Navigators Group Inc.	55	2
Amtrust Financial Services Inc.	101	2
ARMOUR Residential REIT Inc.	325	2
Pennsylvania Real Estate Investment Trust	234	2
* National Financial Partners Corp.	188	2
Compass Diversified Holdings	172	2
Horace Mann Educators Corp.	177	2
Interactive Brokers Group Inc.	157	2
* Pico Holdings Inc.	100	2
Home Bancshares Inc.	99	2
American National Insurance Co.	31	2
Nelnet Inc. Class A	121	2
optionsXpress Holdings Inc.	183	2
Brookline Bancorp Inc.	272	2
Meadowbrook Insurance Group Inc.	244	2
Radian Group Inc.	683	2
Independent Bank Corp.	95	2

17

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Oriental Financial Group Inc.	204	2
S&T Bancorp Inc.	121	2
KBW Inc.	153	2
Employers Holdings Inc.	183	2
Retail Opportunity Investments Corp.	199	2
Colony Financial Inc.	144	2
* Investment Technology Group Inc.	195	2
City Holding Co.	73	2
Boston Private Financial Holdings Inc.	354	2
PennyMac Mortgage Investment Trust	129	2
WesBanco Inc.	113	2
Safety Insurance Group Inc.	56	2
PacWest Bancorp	136	2
Hersha Hospitality Trust Class A	586	2
Banco Latinoamericano de Comercio Exterior SA	130	2
First Commonwealth Financial Corp.	475	2
CreXus Investment Corp.	228	2
* Forestar Group Inc.	168	2
BlackRock Kelso Capital Corp.	239	2
PrivateBancorp Inc. Class A	236	2
Universal Health Realty Income Trust	56	2
* Pinnacle Financial Partners Inc.	164	2
* Credit Acceptance Corp.	30	2
* FelCor Lodging Trust Inc.	604	2
Newcastle Investment Corp.	374	2
Getty Realty Corp.	108	2
Berkshire Hills Bancorp Inc.	95	2
Chemical Financial Corp.	118	2
PennantPark Investment Corp.	199	2
Maiden Holdings Ltd.	239	2
Sandy Spring Bancorp Inc.	124	2
* MGIC Investment Corp.	773	2
BGC Partners Inc. Class A	303	2
* Western Alliance Bancorp	326	2
* State Bank Financial Corp.	140	2
Simmons First National Corp. Class A	86	2
Advance America Cash Advance Centers Inc.	234	2
* ICG Group Inc.	190	2
Ramco-Gershenson Properties Trust	187	2
SCBT Financial Corp.	69	2
Urstadt Biddle Properties Inc. Class A	115	2
Hercules Technology Growth Capital Inc.	201	2
* Piper Jaffray Cos.	80	2
ViewPoint Financial Group	158	2
Flushing Financial Corp.	165	2
Flagstone Reinsurance Holdings SA	266	2
Harleysville Group Inc.	65	2
Trustco Bank Corp. NY	399	2
Main Street Capital Corp.	99	2
* Safeguard Scientifics Inc.	115	2
MCG Capital Corp.	386	2
* Tejon Ranch Co.	67	2
First Busey Corp.	368	2
Ashford Hospitality Trust Inc.	221	2
Excel Trust Inc.	166	2
Dime Community Bancshares Inc.	147	2
* Sterling Financial Corp.	126	2
RLJ Lodging Trust	133	2
Duff & Phelps Corp. Class A	155	2
NorthStar Realty Finance Corp.	458	2
* Hilltop Holdings Inc.	221	2
* FPIC Insurance Group Inc.	40	2
Chesapeake Lodging Trust	130	2
Dynex Capital Inc.	181	2

18

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Triangle Capital Corp.	99	2
* HFF Inc. Class A	140	2
Winthrop Realty Trust	159	2
Resource Capital Corp.	299	2
Sabra Healthcare REIT Inc.	138	2
Campus Crest Communities Inc.	136	2
Rockville Financial Inc.	166	2
Monmouth Real Estate Investment Corp. Class A	194	2
CapLease Inc.	394	2
1st Source Corp.	68	2
Lakeland Financial Corp.	71	2
United Fire & Casualty Co.	85	2
* Encore Capital Group Inc.	65	2
* Virtus Investment Partners Inc.	25	2
* AMERISAFE Inc.	77	1
First Financial Corp.	49	1
GAMCO Investors Inc.	31	1
National Western Life Insurance Co. Class A	10	1
Artio Global Investors Inc. Class A	164	1
FBL Financial Group Inc. Class A	51	1
Washington Trust Bancorp Inc.	68	1
Hudson Pacific Properties Inc.	105	1
Southside Bancshares Inc.	73	1
OneBeacon Insurance Group Ltd. Class A	101	1
* eHealth Inc.	110	1
Tompkins Financial Corp.	36	1
Banner Corp.	90	1
Community Trust Bancorp Inc.	55	1
* NewStar Financial Inc.	134	1
Renasant Corp.	99	1
* Intl. FCStone Inc.	58	1
United Financial Bancorp Inc.	87	1
Agree Realty Corp.	60	1
Territorial Bancorp Inc.	66	1
Capital Southwest Corp.	15	1
Cardinal Financial Corp.	136	1
Kennedy-Wilson Holdings Inc.	115	1
Bancfirst Corp.	37	1
TowneBank	112	1
* West Coast Bancorp	89	1
* Global Indemnity plc	71	1
Northfield Bancorp Inc	97	1
MVC Capital Inc.	110	1
Federal Agricultural Mortgage Corp.	64	1
* Citizens Inc.	189	1
Hudson Valley Holding Corp.	66	1
* Cowen Group Inc. Class A	366	1
Coresite Realty Corp.	79	1
TICC Capital Corp.	133	1
StellarOne Corp.	108	1
Tower Bancorp Inc.	53	1
Apollo Commercial Real Estate Finance Inc.	84	1
* Beneficial Mutual Bancorp Inc.	161	1
* Ameris Bancorp	135	1
GFI Group Inc.	284	1
Saul Centers Inc.	35	1
* Doral Financial Corp.	758	1
Sterling Bancorp	144	1
Westfield Financial Inc.	162	1
Bryn Mawr Bank Corp.	64	1
Kite Realty Group Trust	283	1
FXCM Inc. Class A	103	1
Heartland Financial USA Inc.	80	1
SY Bancorp Inc.	60	1

19

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Oppenheimer Holdings Inc. Class A	60	1
* Eagle Bancorp Inc.	96	1
* Nara Bancorp Inc.	167	1
Univest Corp. of Pennsylvania	84	1
Parkway Properties Inc.	87	1
Westwood Holdings Group Inc.	34	1
Diamond Hill Investment Group Inc.	16	1
First Merchants Corp.	154	1
Calamos Asset Management Inc. Class A	99	1
First of Long Island Corp.	49	1
Trico Bancshares	86	1
Camden National Corp.	41	1
German American Bancorp Inc.	73	1
Centerstate Banks Inc.	193	1
Fox Chase Bancorp Inc.	89	1
* Bancorp Inc.	145	1
* Phoenix Cos. Inc.	589	1
Great Southern Bancorp Inc.	64	1
Enterprise Financial Services Corp.	76	1
WSFS Financial Corp.	32	1
* Center Financial Corp.	202	1
Cogdell Spencer Inc.	261	1
Arrow Financial Corp.	47	1
Abington Bancorp Inc.	127	1
STAG Industrial Inc.	102	1
* Central Pacific Financial Corp.	90	1
* Wilshire Bancorp Inc.	349	1
First Interstate Bancsystem Inc.	88	1
Epoch Holding Corp.	72	1
Financial Institutions Inc.	67	1
Cedar Shopping Centers Inc.	285	1
Provident New York Bancorp	162	1
* Franklin Financial Corp.	89	1
CoBiz Financial Inc.	180	1
Union First Market Bankshares Corp.	93	1
Citizens & Northern Corp.	62	1
Presidential Life Corp.	105	1
* American Safety Insurance Holdings Ltd.	53	1
* United Community Banks Inc.	97	1
* Netspend Holdings Inc.	169	1
State Auto Financial Corp.	71	1
Bank of Marin Bancorp	28	1
Baldwin & Lyons Inc.	43	1
Bank of Kentucky Financial Corp.	43	1
First Community Bancshares Inc.	81	1
National Bankshares Inc.	37	1
Gladstone Capital Corp.	118	1
Republic Bancorp Inc. Class A	53	1
Gladstone Commercial Corp.	57	1
* Seacoast Banking Corp. of Florida	555	1
Kohlberg Capital Corp.	143	1
Lakeland Bancorp Inc.	110	1
* First Defiance Financial Corp.	68	1
Heritage Financial Corp.	79	1
One Liberty Properties Inc.	59	1
RAIT Financial Trust	236	1
OceanFirst Financial Corp.	77	1
Summit Hotel Properties Inc.	110	1
* Flagstar Bancorp Inc.	1,482	1
* Pacific Capital Bancorp NA	33	1
SeaBright Holdings Inc.	143	1
* Park Sterling Corp.	219	1
Chatham Lodging Trust	89	1
Center Bancorp Inc.	93	1

20

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
First Bancorp	91	1
* 1st United Bancorp Inc.	164	1
* Nicholas Financial Inc.	79	1
Washington Banking Co.	79	1
NGP Capital Resources Co.	123	1
Solar Senior Capital Ltd.	52	1
* Sun Bancorp Inc.	293	1
Crawford & Co. Class B	119	1
* Imperial Holdings Inc.	114	1
MainSource Financial Group Inc.	94	1
* Hampton Roads Bankshares Inc.	106	1
First Pactrust Bancorp Inc.	70	1
New Mountain Finance Corp.	65	1
* Walker & Dunlop Inc.	70	1
* Southwest Bancorp Inc.	159	1
* Cascade Bancorp	81	1
Medley Capital Corp.	76	1
* Cape Bancorp Inc.	98	1
* Bridge Capital Holdings	79	1
Enterprise Bancorp Inc.	57	1
Whitestone REIT Class B	69	1
* Heritage Commerce Corp.	186	1
* Ladenburg Thalmann Financial Services Inc.	505	1
Charter Financial Corp.	83	1
West Bancorporation Inc.	84	1
Penns Woods Bancorp Inc.	21	1
Merchants Bancshares Inc.	27	1
National Interstate Corp.	32	1
CNB Financial Corp.	54	1
* OmniAmerican Bancorp Inc.	50	1
Medallion Financial Corp.	72	1
Kansas City Life Insurance Co.	23	1
Stewart Information Services Corp.	74	1
Independence Holding Co.	85	1
Alliance Financial Corp.	23	1
State Bancorp Inc.	60	1
Bancorp Rhode Island Inc.	16	1
ESSA Bancorp Inc.	61	1
* Virginia Commerce Bancorp Inc.	117	1
* PMI Group Inc.	2,632	1
Home Federal Bancorp Inc.	67	1
Arlington Asset Investment Corp. Class A	26	1
* MPG Office Trust Inc.	241	1
Donegal Group Inc. Class A	55	1
* Gain Capital Holdings Inc.	116	1
* Meridian Interstate Bancorp Inc.	52	1
ESB Financial Corp.	54	1
Edelman Financial Group Inc.	94	1
Pacific Continental Corp.	79	1
Capital City Bank Group Inc.	64	1
Gladstone Investment Corp.	95	1
Kearny Financial Corp.	74	1
Consolidated-Tomoka Land Co.	23	1
Midsouth Bancorp Inc.	56	1
First Bancorp Inc.	48	1
* Capital Bank Corp.	230	1
BankFinancial Corp.	83	1
* CIFC Corp.	129	1
Ames National Corp.	38	1
Mission West Properties Inc.	81	1
* Metro Bancorp Inc.	63	1
* Primus Guaranty Ltd.	113	1
Sierra Bancorp	60	1
Clifton Savings Bancorp Inc.	63	1

21

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Bridge Bancorp Inc.	32	1
Golub Capital BDC Inc.	42	1
* Hallmark Financial Services	90	1
Universal Insurance Holdings Inc.	145	1
* Encore Bancshares Inc.	56	1
Terreno Realty Corp.	41	1
Peoples Bancorp Inc.	58	1
JMP Group Inc.	91	1
EMC Insurance Group Inc.	34	1
* First Marblehead Corp.	434	1
* Marlin Business Services Corp.	52	1
THL Credit Inc.	51	1
* BofI Holding Inc.	42	1
Bank Mutual Corp.	186	1
Century Bancorp Inc. Class A	22	1
* Taylor Capital Group Inc.	90	1
* Hanmi Financial Corp.	596	1
Roma Financial Corp.	65	1
California First National Bancorp	33	1
* Harris & Harris Group Inc.	136	1
UMH Properties Inc.	61	1
* Fortegra Financial Corp.	109	1
* FBR & Co.	212	1
SWS Group Inc.	118	1
Pzena Investment Management Inc. Class A	106	—
* Avatar Holdings Inc.	46	—
First Financial Holdings Inc.	74	—
Orrstown Financial Services Inc.	30	—
* Gleacher & Co. Inc.	327	—
Suffolk Bancorp	48	—
		8,694
Health Care (11.8%)
Johnson & Johnson	11,303	744
Pfizer Inc.	32,579	618
Merck & Co. Inc.	12,728	422
Abbott Laboratories	6,394	336
Amgen Inc.	3,825	212
UnitedHealth Group Inc.	4,457	212
Bristol-Myers Squibb Co.	7,018	209
Eli Lilly & Co.	4,205	158
Medtronic Inc.	4,402	154
Baxter International Inc.	2,347	131
* Gilead Sciences Inc.	3,238	129
* Celgene Corp.	1,905	113
Covidien plc	2,039	106
Allergan Inc.	1,254	103
WellPoint Inc.	1,511	96
* Express Scripts Inc.	2,013	94
* Biogen Idec Inc.	995	94
* Medco Health Solutions Inc.	1,645	89
* Thermo Fisher Scientific Inc.	1,577	87
McKesson Corp.	1,037	83
Becton Dickinson and Co.	900	73
Stryker Corp.	1,290	63
Aetna Inc.	1,562	62
* Intuitive Surgical Inc.	162	62
St. Jude Medical Inc.	1,353	62
Cardinal Health Inc.	1,442	61
Humana Inc.	693	54
* Agilent Technologies Inc.	1,432	53
CIGNA Corp.	1,114	52
* Zimmer Holdings Inc.	790	45
AmerisourceBergen Corp. Class A	1,127	45
* Alexion Pharmaceuticals Inc.	757	44

22

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Boston Scientific Corp.	6,287	43
* Forest Laboratories Inc.	1,178	40
* Cerner Corp.	585	39
* Vertex Pharmaceuticals Inc.	848	38
* Mylan Inc.	1,807	37
* Edwards Lifesciences Corp.	472	36
* Watson Pharmaceuticals Inc.	521	35
* Laboratory Corp. of America Holdings	412	34
CR Bard Inc.	354	34
Quest Diagnostics Inc.	648	32
Perrigo Co.	342	32
* Hospira Inc.	693	32
* Life Technologies Corp.	736	31
* Waters Corp.	379	30
* DaVita Inc.	394	29
* Varian Medical Systems Inc.	483	27
* Illumina Inc.	507	26
* Cephalon Inc.	315	25
* Henry Schein Inc.	380	25
* CareFusion Corp.	922	24
* Mettler-Toledo International Inc.	133	21
DENTSPLY International Inc.	581	20
* Pharmasset Inc.	154	20
* Coventry Health Care Inc.	612	20
* ResMed Inc.	599	19
* IDEXX Laboratories Inc.	225	18
* Hologic Inc.	1,025	17
* Kinetic Concepts Inc.	251	17
* Regeneron Pharmaceuticals Inc.	285	17
Universal Health Services Inc. Class B	354	15
* Endo Pharmaceuticals Holdings Inc.	457	15
* QIAGEN NV	915	14
Cooper Cos. Inc.	181	14
Omnicare Inc.	455	13
* Allscripts Healthcare Solutions Inc.	746	13
* SXC Health Solutions Corp.	243	13
* BioMarin Pharmaceutical Inc.	435	13
Pharmaceutical Product Development Inc.	392	12
* Mednax Inc.	188	12
Warner Chilcott plc Class A	698	12
Patterson Cos. Inc.	405	12
* Covance Inc.	238	12
* Gen-Probe Inc.	188	11
* HCA Holdings Inc.	546	11
Techne Corp.	146	11
* Healthspring Inc.	266	10
* Sirona Dental Systems Inc.	219	10
* Tenet Healthcare Corp.	1,917	10
PerkinElmer Inc.	442	10
* Human Genome Sciences Inc.	781	10
Medicis Pharmaceutical Corp. Class A	244	9
Teleflex Inc.	161	9
* Catalyst Health Solutions Inc.	169	9
* United Therapeutics Corp.	206	9
* Cepheid Inc.	245	9
* Health Net Inc.	359	9
* Alere Inc.	352	9
* HMS Holdings Corp.	335	9
* AMERIGROUP Corp.	174	9
* Onyx Pharmaceuticals Inc.	252	9
* Cubist Pharmaceuticals Inc.	240	8
* Health Management Associates Inc. Class A	1,010	8
* Healthsouth Corp.	381	8
Lincare Holdings Inc.	376	8

23

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* athenahealth Inc.	139	8
* Bio-Rad Laboratories Inc. Class A	80	8
* Community Health Systems Inc.	391	8
* Thoratec Corp.	229	8
* WellCare Health Plans Inc.	171	8
* LifePoint Hospitals Inc.	211	8
Hill-Rom Holdings Inc.	253	8
STERIS Corp.	238	8
Owens & Minor Inc.	255	7
* Dendreon Corp.	601	7
Quality Systems Inc.	78	7
* Salix Pharmaceuticals Ltd.	235	7
* Charles River Laboratories International Inc.	208	7
* Myriad Genetics Inc.	345	7
* Seattle Genetics Inc.	392	7
* Magellan Health Services Inc.	135	7
* Questcor Pharmaceuticals Inc.	223	7
* Alkermes Inc.	386	7
* Haemonetics Corp.	105	7
* VCA Antech Inc.	350	6
* Centene Corp.	203	6
* Brookdale Senior Living Inc. Class A	397	6
* Volcano Corp.	212	6
* Viropharma Inc.	318	6
* Amylin Pharmaceuticals Inc.	535	6
* Incyte Corp. Ltd.	363	6
* PSS World Medical Inc.	237	6
* InterMune Inc.	206	5
West Pharmaceutical Services Inc.	138	5
* Theravance Inc.	285	5
Masimo Corp.	219	5
* Ariad Pharmaceuticals Inc.	548	5
* Impax Laboratories Inc.	271	5
Chemed Corp.	89	5
* Bruker Corp.	359	5
* Parexel International Corp.	250	5
* Align Technology Inc.	257	5
* MAKO Surgical Corp.	135	5
* Accretive Health Inc.	174	5
* Par Pharmaceutical Cos. Inc.	152	4
* Acorda Therapeutics Inc.	170	4
* NuVasive Inc.	179	4
* Zoll Medical Corp.	96	4
* MWI Veterinary Supply Inc.	57	4
* Jazz Pharmaceuticals Inc.	89	4
* Exelixis Inc.	506	4
* Auxilium Pharmaceuticals Inc.	208	3
* Momenta Pharmaceuticals Inc.	209	3
* Luminex Corp.	153	3
* Arthrocare Corp.	108	3
Computer Programs & Systems Inc.	49	3
* Isis Pharmaceuticals Inc.	454	3
PDL BioPharma Inc.	556	3
* Integra LifeSciences Holdings Corp.	85	3
* NxStage Medical Inc.	178	3
* DexCom Inc.	272	3
* Immunogen Inc.	301	3
* Insulet Corp.	185	3
* Cyberonics Inc.	114	3
* Neogen Corp.	92	3
* Medicines Co.	215	3
* HeartWare International Inc.	49	3
Meridian Bioscience Inc.	166	3
* Air Methods Corp.	46	3

24

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Invacare Corp.	118	3
* Amsurg Corp. Class A	127	3
* Vivus Inc.	338	3
* CONMED Corp.	120	3
* Merit Medical Systems Inc.	193	3
* Kindred Healthcare Inc.	211	3
* Orthofix International NV	74	3
* Nektar Therapeutics	472	3
* IPC The Hospitalist Co. Inc.	67	3
* NPS Pharmaceuticals Inc.	359	3
Analogic Corp.	54	3
* Ironwood Pharmaceuticals Inc.	206	3
* Sequenom Inc.	425	3
* Molina Healthcare Inc.	135	3
* Hanger Orthopedic Group Inc.	138	3
* Rigel Pharmaceuticals Inc.	326	3
* Emdeon Inc. Class A	137	3
* Wright Medical Group Inc.	167	3
* Emeritus Corp.	145	2
* AVEO Pharmaceuticals Inc.	149	2
* Pharmacyclics Inc.	215	2
* Omnicell Inc.	154	2
* Abaxis Inc.	96	2
* Halozyme Therapeutics Inc.	350	2
* Medivation Inc.	147	2
* Greatbatch Inc.	103	2
* MedAssets Inc.	200	2
Landauer Inc.	44	2
* Bio-Reference Labs Inc.	111	2
* ICU Medical Inc.	54	2
* Spectrum Pharmaceuticals Inc.	258	2
* Team Health Holdings Inc.	116	2
* Micromet Inc.	450	2
* Amedisys Inc.	127	2
* Opko Health Inc.	503	2
* Genomic Health Inc.	86	2
* Sunrise Senior Living Inc.	278	2
* Healthways Inc.	162	2
* Targacept Inc.	124	2
* Quidel Corp.	131	2
* Affymetrix Inc.	353	2
* Optimer Pharmaceuticals Inc.	197	2
* SonoSite Inc.	67	2
* Angiodynamics Inc.	133	2
* Endologix Inc.	199	2
* ABIOMED Inc.	152	2
* ExamWorks Group Inc.	124	2
* ZIOPHARM Oncology Inc.	322	2
* Emergent Biosolutions Inc.	102	2
* PharMerica Corp.	124	2
* Akorn Inc.	225	2
* Triple-S Management Corp. Class B	106	2
Ensign Group Inc.	76	2
* Conceptus Inc.	167	2
* LHC Group Inc.	87	2
* Depomed Inc.	279	2
Atrion Corp.	8	2
* Medidata Solutions Inc.	103	2
National Healthcare Corp.	49	2
* Geron Corp.	625	2
* Staar Surgical Co.	201	2
* Sangamo Biosciences Inc.	304	2
* Exact Sciences Corp.	210	2
* Enzon Pharmaceuticals Inc.	189	2

25

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Natus Medical Inc.	153	2
* Caliper Life Sciences Inc.	210	2
* Accuray Inc.	318	2
* Neoprobe Corp.	466	2
* Savient Pharmaceuticals Inc.	365	2
Cantel Medical Corp.	62	2
* AVANIR Pharmaceuticals Inc.	543	2
* Keryx Biopharmaceuticals Inc.	373	1
* OraSure Technologies Inc.	207	1
* Oncothyreon Inc.	210	1
* Ardea Biosciences Inc.	92	1
* Merge Healthcare Inc.	252	1
* Corvel Corp.	32	1
* Alnylam Pharmaceuticals Inc.	209	1
* MedQuist Holdings Inc.	172	1
Universal American Corp.	128	1
* Medcath Corp.	100	1
* Arqule Inc.	318	1
* Ligand Pharmaceuticals Inc. Class B	91	1
* Select Medical Holdings Corp.	191	1
* Symmetry Medical Inc.	166	1
* Tornier NV	59	1
* Pacific Biosciences of California Inc.	193	1
* Achillion Pharmaceuticals Inc.	219	1
* Antares Pharma Inc.	546	1
* Gentiva Health Services Inc.	174	1
* BioScrip Inc.	209	1
* Kensey Nash Corp.	48	1
* Metropolitan Health Networks Inc.	251	1
Assisted Living Concepts Inc. Class A	94	1
* Hi-Tech Pharmacal Co. Inc.	45	1
* Unilife Corp.	270	1
* XenoPort Inc.	172	1
* Idenix Pharmaceuticals Inc.	216	1
* SIGA Technologies Inc.	218	1
* eResearchTechnology Inc.	240	1
* MAP Pharmaceuticals Inc.	88	1
* Dynavax Technologies Corp.	505	1
* Neurocrine Biosciences Inc.	194	1
* Immunomedics Inc.	297	1
* Dyax Corp.	797	1
* Lexicon Pharmaceuticals Inc.	866	1
* Curis Inc.	367	1
* HealthStream Inc.	94	1
* MannKind Corp.	383	1
* Cell Therapeutics Inc.	980	1
* Vanda Pharmaceuticals Inc.	190	1
* Cadence Pharmaceuticals Inc.	176	1
* Biosante Pharmaceuticals Inc.	439	1
* Cytori Therapeutics Inc.	341	1
* Columbia Laboratories Inc.	483	1
* Transcend Services Inc.	43	1
* Vical Inc.	304	1
* Furiex Pharmaceuticals Inc.	71	1
* Sagent Pharmaceuticals Inc.	47	1
* Inhibitex Inc.	303	1
* Chelsea Therapeutics International Ltd.	249	1
* Alphatec Holdings Inc.	421	1
* Ampio Pharmaceuticals Inc.	135	1
* Cardiovascular Systems Inc.	82	1
* Novavax Inc.	571	1
* Synovis Life Technologies Inc.	61	1
US Physical Therapy Inc.	52	1
Pain Therapeutics Inc.	217	1

26

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Capital Senior Living Corp.	143	1
* Raptor Pharmaceutical Corp.	216	1
* Vascular Solutions Inc.	84	1
* Cross Country Healthcare Inc.	204	1
* SurModics Inc.	94	1
* Spectranetics Corp.	162	1
* AVI BioPharma Inc.	802	1
* Delcath Systems Inc.	240	1
* Almost Family Inc.	50	1
* Metabolix Inc.	182	1
* Durect Corp.	589	1
* Rockwell Medical Technologies Inc.	109	1
* Continucare Corp.	154	1
* Uroplasty Inc.	154	1
* AtriCure Inc.	93	1
* Progenics Pharmaceuticals Inc.	153	1
* Palomar Medical Technologies Inc.	118	1
* Insmed Inc.	199	1
* American Dental Partners Inc.	86	1
* Synergetics USA Inc.	173	1
* Solta Medical Inc.	550	1
* Codexis Inc.	143	1
* Allos Therapeutics Inc.	548	1
* ISTA Pharmaceuticals Inc.	201	1
* KV Pharmaceutical Co. Class A	519	1
* Biolase Technology Inc.	270	1
* RadNet Inc.	302	1
* Arena Pharmaceuticals Inc.	696	1
* OncoGenex Pharmaceutical Inc.	75	1
* Corcept Therapeutics Inc.	315	1
* Endocyte Inc.	81	1
Medtox Scientific Inc.	63	1
* Hansen Medical Inc.	231	1
* Dusa Pharmaceuticals Inc.	199	1
* AMN Healthcare Services Inc.	157	1
* Chindex International Inc.	81	1
* Providence Service Corp.	80	1
* Affymax Inc.	180	1
* PharmAthene Inc.	344	1
* Harvard Bioscience Inc.	189	1
* Skilled Healthcare Group Inc.	151	1
* RTI Biologics Inc.	242	1
* Zalicus Inc.	502	1
* Amicus Therapeutics Inc.	174	1
* Five Star Quality Care Inc.	245	1
* Cambrex Corp.	160	1
* Nabi Biopharmaceuticals	411	1
* Fluidigm Corp.	57	1
* Obagi Medical Products Inc.	73	1
* GTx Inc.	210	1
* BioMimetic Therapeutics Inc.	227	1
* Cleveland Biolabs Inc.	287	1
* Nymox Pharmaceutical Corp.	92	1
* Sunesis Pharmaceuticals Inc.	465	1
Maxygen Inc.	130	1
Young Innovations Inc.	25	1
* Stereotaxis Inc.	524	1
* Biospecifics Technologies Corp.	38	1
* Sciclone Pharmaceuticals Inc.	142	1
* CryoLife Inc.	130	1
* Santarus Inc.	216	1
* DynaVox Inc. Class A	97	1
* Aegerion Pharmaceuticals Inc.	45	1
* Biotime Inc.	141	1

27

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Trius Therapeutics Inc.	97	1
* IRIS International Inc.	75	1
* Transcept Pharmaceuticals Inc.	193	1
* Complete Genomics Inc.	69	1
* Bacterin International Holdings Inc.	318	1
* Anacor Pharmaceuticals Inc.	126	1
National Research Corp.	18	1
* ePocrates Inc.	57	1
* Infinity Pharmaceuticals Inc.	88	1
* Celldex Therapeutics Inc.	189	1
* Array Biopharma Inc.	272	1
* Pernix Therapeutics Holdings	65	1
* Cynosure Inc. Class A	56	1
* Orexigen Therapeutics Inc.	403	1
* Neostem Inc.	779	1
* Pacira Pharmaceuticals Inc.	74	1
* Synta Pharmaceuticals Corp.	133	1
* Lannett Co. Inc.	146	1
* Sucampo Pharmaceuticals Inc. Class A	169	1
* Cornerstone Therapeutics Inc.	70	1
* Zogenix Inc.	156	1
* BioCryst Pharmaceuticals Inc.	162	1
* Exactech Inc.	36	1
* Alimera Sciences Inc.	74	1
* Acura Pharmaceuticals Inc.	171	1
* BG Medicine Inc.	86	1
* Anthera Pharmaceuticals Inc.	91	1
* SuperGen Inc.	234	1
* Osiris Therapeutics Inc.	94	1
* Enzo Biochem Inc.	169	—
* Cerus Corp.	240	—
* Medical Action Industries Inc.	79	—
* Peregrine Pharmaceuticals Inc.	346	—
* Albany Molecular Research Inc.	131	—
* Sun Healthcare Group Inc.	103	—
* Pozen Inc.	141	—
* CardioNet Inc.	121	—
* Alliance HealthCare Services Inc.	162	—
* Clinical Data Inc. Contingent Value Rights Exp. 04/14/2018	32	—
		6,700
Industrials (11.0%)
General Electric Co.	43,729	713
United Technologies Corp.	3,765	280
3M Co.	2,924	243
Caterpillar Inc.	2,653	241
United Parcel Service Inc. Class B	3,023	204
Boeing Co.	3,037	203
Union Pacific Corp.	2,018	186
Honeywell International Inc.	3,238	155
Emerson Electric Co.	3,092	144
Deere & Co.	1,727	140
Danaher Corp.	2,259	103
FedEx Corp.	1,299	102
CSX Corp.	4,537	100
Norfolk Southern Corp.	1,453	98
Precision Castparts Corp.	591	97
General Dynamics Corp.	1,367	88
Lockheed Martin Corp.	1,178	87
Illinois Tool Works Inc.	1,835	85
Tyco International Ltd.	1,929	80
Cummins Inc.	808	75
Waste Management Inc.	1,951	64
Raytheon Co.	1,466	63
Northrop Grumman Corp.	1,140	62

28

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Eaton Corp.	1,404	60
PACCAR Inc.	1,504	57
Parker Hannifin Corp.	668	49
CH Robinson Worldwide Inc.	682	48
Goodrich Corp.	514	46
Ingersoll-Rand plc	1,363	46
Dover Corp.	768	44
Fluor Corp.	717	44
Stanley Black & Decker Inc.	692	43
Fastenal Co.	1,213	41
Republic Services Inc. Class A	1,320	40
Expeditors International of Washington Inc.	875	40
Rockwell Automation Inc.	594	38
WW Grainger Inc.	235	36
Joy Global Inc.	431	36
ITT Corp.	758	36
Cooper Industries plc	679	32
Rockwell Collins Inc.	635	32
* Stericycle Inc.	354	31
Roper Industries Inc.	396	30
L-3 Communications Holdings Inc.	438	30
Southwest Airlines Co.	3,257	28
* Delta Air Lines Inc.	3,480	26
AMETEK Inc.	664	26
* United Continental Holdings Inc.	1,366	25
Pall Corp.	480	25
* Kansas City Southern	453	25
Iron Mountain Inc.	744	24
Flowserve Corp.	230	22
* Jacobs Engineering Group Inc.	522	19
Textron Inc.	1,138	19
KBR Inc.	625	19
* TransDigm Group Inc.	196	18
Donaldson Co. Inc.	299	18
* Verisk Analytics Inc. Class A	467	16
* Quanta Services Inc.	844	16
Gardner Denver Inc.	205	16
* AGCO Corp.	371	16
Equifax Inc.	482	16
Waste Connections Inc.	445	15
* IHS Inc. Class A	194	15
Cintas Corp.	469	15
Pitney Bowes Inc.	717	15
JB Hunt Transport Services Inc.	358	14
* Owens Corning	489	14
Timken Co.	360	14
Chicago Bridge & Iron Co. NV	391	14
Hubbell Inc. Class B	236	14
Robert Half International Inc.	575	14
Manpower Inc.	339	14
Towers Watson & Co. Class A	225	13
Pentair Inc.	386	13
* BE Aerospace Inc.	380	13
Masco Corp.	1,473	13
* WABCO Holdings Inc.	279	13
Dun & Bradstreet Corp.	194	13
Avery Dennison Corp.	440	13
RR Donnelley & Sons Co.	813	12
* Navistar International Corp.	299	12
IDEX Corp.	325	12
Snap-on Inc.	228	12
SPX Corp.	210	12
Kennametal Inc.	321	12
* Kirby Corp.	210	12

29

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Wabtec Corp.	189	12
* Hertz Global Holdings Inc.	1,006	11
Lincoln Electric Holdings Inc.	331	11
* URS Corp.	308	11
MSC Industrial Direct Co. Class A	174	11
* Babcock & Wilcox Co.	461	11
* Aecom Technology Corp.	467	11
Nordson Corp.	239	11
* Copart Inc.	235	10
* Clean Harbors Inc.	185	10
Ryder System Inc.	204	10
* Corrections Corp. of America	423	10
* Polypore International Inc.	154	10
Carlisle Cos. Inc.	242	9
* Nielsen Holdings NV	319	9
Graco Inc.	239	9
CLARCOR Inc.	199	9
* Esterline Technologies Corp.	122	9
* Thomas & Betts Corp.	209	9
Regal-Beloit Corp.	154	9
HEICO Corp.	165	9
* Hexcel Corp.	389	9
Copa Holdings SA Class A	129	9
Trinity Industries Inc.	318	9
Alliant Techsystems Inc.	134	9
Valmont Industries Inc.	91	8
* Genesee & Wyoming Inc. Class A	159	8
* Alaska Air Group Inc.	143	8
Crane Co.	194	8
* GrafTech International Ltd.	513	8
* Teledyne Technologies Inc.	147	8
Landstar System Inc.	197	8
Woodward Inc.	246	8
Acuity Brands Inc.	173	8
Triumph Group Inc.	152	8
Covanta Holding Corp.	482	8
* Spirit Aerosystems Holdings Inc. Class A	469	8
Robbins & Myers Inc.	159	8
* Dollar Thrifty Automotive Group Inc.	114	8
* Acacia Research - Acacia Technologies	173	8
* WESCO International Inc.	173	7
Harsco Corp.	324	7
* Oshkosh Corp.	375	7
* Moog Inc. Class A	184	7
* Terex Corp.	451	7
Mueller Industries Inc.	154	7
Alexander & Baldwin Inc.	168	7
* Shaw Group Inc.	298	7
Toro Co.	127	7
GATX Corp.	189	7
Watsco Inc.	114	7
Lennox International Inc.	215	7
* General Cable Corp.	213	6
* EMCOR Group Inc.	273	6
* Old Dominion Freight Line Inc.	194	6
* FTI Consulting Inc.	171	6
* Middleby Corp.	77	6
AO Smith Corp.	156	6
* Huntington Ingalls Industries Inc.	204	6
Manitowoc Co. Inc.	546	6
Belden Inc.	195	6
Curtiss-Wright Corp.	191	6
Con-way Inc.	227	6
* Chart Industries Inc.	122	6

30

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Geo Group Inc.	266	6
United Stationers Inc.	181	6
Rollins Inc.	273	6
Actuant Corp. Class A	284	6
UTi Worldwide Inc.	421	6
* Avis Budget Group Inc.	433	6
Brady Corp. Class A	205	6
Applied Industrial Technologies Inc.	179	5
* CoStar Group Inc.	107	5
* Atlas Air Worldwide Holdings Inc.	111	5
* MasTec Inc.	237	5
Barnes Group Inc.	226	5
* Tetra Tech Inc.	261	5
* HUB Group Inc. Class A	162	5
Simpson Manufacturing Co. Inc.	175	5
* AMR Corp.	1,372	5
Deluxe Corp.	224	5
Herman Miller Inc.	249	5
Corporate Executive Board Co.	149	5
* EnerSys	211	5
Brink's Co.	184	5
* United Rentals Inc.	277	5
Healthcare Services Group Inc.	294	5
ABM Industries Inc.	225	5
* JetBlue Airways Corp.	1,057	5
Werner Enterprises Inc.	192	4
Franklin Electric Co. Inc.	104	4
* II-VI Inc.	223	4
* Advisory Board Co.	70	4
Kaydon Corp.	129	4
Raven Industries Inc.	78	4
AAR Corp.	177	4
Knight Transportation Inc.	271	4
Kaman Corp.	118	4
Armstrong World Industries Inc.	95	4
HNI Corp.	179	4
Titan International Inc.	169	4
* Orbital Sciences Corp.	231	4
Granite Construction Inc.	173	4
* US Airways Group Inc.	638	4
* 3D Systems Corp.	194	4
* CNH Global NV	105	3
* Beacon Roofing Supply Inc.	186	3
Tennant Co.	77	3
Watts Water Technologies Inc. Class A	119	3
Mine Safety Appliances Co.	109	3
Forward Air Corp.	118	3
ESCO Technologies Inc.	108	3
Briggs & Stratton Corp.	204	3
* Ceradyne Inc.	104	3
* GeoEye Inc.	90	3
* Meritor Inc.	382	3
* EnPro Industries Inc.	83	3
* DigitalGlobe Inc.	142	3
Ameron International Corp.	38	3
* Air Lease Corp.	140	3
Lindsay Corp.	51	3
Interface Inc. Class A	209	3
Heartland Express Inc.	205	3
* RBC Bearings Inc.	89	3
* Korn/Ferry International	189	3
Knoll Inc.	194	3
* Allegiant Travel Co. Class A	65	3
* Blount International Inc.	194	3

31

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Aircastle Ltd.	259	3
Unifirst Corp.	58	3
* Huron Consulting Group Inc.	91	3
* Mobile Mini Inc.	151	3
* Dycom Industries Inc.	156	3
* Astec Industries Inc.	82	3
* Swift Transportation Co.	326	3
* USG Corp.	296	3
Cubic Corp.	66	3
Skywest Inc.	217	3
* Insituform Technologies Inc. Class A	167	3
Steelcase Inc. Class A	328	3
* SYKES Enterprises Inc.	173	3
* Amerco Inc.	36	3
* Colfax Corp.	105	3
Universal Forest Products Inc.	86	3
* TrueBlue Inc.	186	3
AZZ Inc.	55	3
* Exponent Inc.	61	3
American Science & Engineering Inc.	38	3
* Rush Enterprises Inc. Class A	139	3
CIRCOR International Inc.	74	3
Albany International Corp.	117	3
Sun Hydraulics Corp.	85	3
Arkansas Best Corp.	120	2
* Sauer-Danfoss Inc.	57	2
* Layne Christensen Co.	87	2
McGrath Rentcorp	102	2
Insperity Inc.	95	2
* RSC Holdings Inc.	295	2
Badger Meter Inc.	67	2
G&K Services Inc. Class A	83	2
TAL International Group Inc.	80	2
National Presto Industries Inc.	24	2
* Team Inc.	93	2
Seaboard Corp.	1	2
* Generac Holdings Inc.	110	2
Quad/Graphics Inc.	109	2
Quanex Building Products Corp.	175	2
* Aerovironment Inc.	78	2
* Navigant Consulting Inc.	233	2
* Trimas Corp.	114	2
Resources Connection Inc.	209	2
Gorman-Rupp Co.	74	2
* Interline Brands Inc.	149	2
Viad Corp.	104	2
John Bean Technologies Corp.	134	2
* Higher One Holdings Inc.	132	2
Encore Wire Corp.	94	2
* MYR Group Inc.	100	2
Tredegar Corp.	124	2
NACCO Industries Inc. Class A	27	2
Cascade Corp.	48	2
Kelly Services Inc. Class A	134	2
Ennis Inc.	128	2
* ACCO Brands Corp.	290	2
* ICF International Inc.	87	2
* Griffon Corp.	225	2
* A123 Systems Inc.	411	2
* Altra Holdings Inc.	126	2
* KAR Auction Services Inc.	132	2
Heidrick & Struggles International Inc.	93	2
Comfort Systems USA Inc.	201	2
Standex International Corp.	66	2

32

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Titan Machinery Inc.	72	2
Federal Signal Corp.	341	2
* Consolidated Graphics Inc.	48	2
* Swisher Hygiene Inc.	409	2
* Wabash National Corp.	320	2
Tutor Perini Corp.	129	2
AAON Inc.	103	2
* Global Power Equipment Group Inc.	74	2
* Kforce Inc.	170	2
Mueller Water Products Inc. Class A	758	2
* Accuride Corp.	204	2
* H&E Equipment Services Inc.	164	2
Primoris Services Corp.	143	2
* Trex Co. Inc.	88	2
US Ecology Inc.	84	2
* Powell Industries Inc.	41	2
Twin Disc Inc.	39	2
* RailAmerica Inc.	110	2
* EnerNOC Inc.	119	2
* PMFG Inc.	81	1
* Kadant Inc.	61	1
* RPX Corp.	52	1
* Taser International Inc.	315	1
* Greenbrier Cos. Inc.	80	1
Houston Wire & Cable Co.	94	1
Dynamic Materials Corp.	67	1
* American Superconductor Corp.	196	1
* Capstone Turbine Corp.	1,121	1
* CRA International Inc.	57	1
* Astronics Corp.	45	1
* Mistras Group Inc.	65	1
* Columbus McKinnon Corp.	91	1
* Zipcar Inc.	62	1
Multi-Color Corp.	50	1
* On Assignment Inc.	171	1
* Gibraltar Industries Inc.	146	1
* Kratos Defense & Security Solutions Inc.	137	1
Miller Industries Inc.	66	1
* GenCorp Inc.	287	1
* CBIZ Inc.	187	1
* Standard Parking Corp.	78	1
* Celadon Group Inc.	108	1
* Commercial Vehicle Group Inc.	174	1
* Cenveo Inc.	283	1
* Keyw Holding Corp.	105	1
* Furmanite Corp.	202	1
* Northwest Pipe Co.	45	1
* M&F Worldwide Corp.	56	1
Ducommun Inc.	66	1
* LMI Aerospace Inc.	62	1
Marten Transport Ltd.	66	1
Textainer Group Holdings Ltd.	51	1
* Quality Distribution Inc.	98	1
* Force Protection Inc.	290	1
EnergySolutions Inc.	336	1
Great Lakes Dredge & Dock Corp.	242	1
Vicor Corp.	104	1
Ampco-Pittsburgh Corp.	55	1
* FreightCar America Inc.	63	1
* Michael Baker Corp.	51	1
* Spirit Airlines Inc.	95	1
Douglas Dynamics Inc.	79	1
* Air Transport Services Group Inc.	211	1
* Saia Inc.	95	1

33

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* NCI Building Systems Inc.	117	1
* Odyssey Marine Exploration Inc.	401	1
* Dolan Co.	132	1
Kimball International Inc. Class B	193	1
* Hurco Cos. Inc.	40	1
* Metalico Inc.	248	1
* Thermon Group Holdings Inc.	70	1
* APAC Customer Services Inc.	129	1
* Hawaiian Holdings Inc.	258	1
* Pacer International Inc.	238	1
Apogee Enterprises Inc.	114	1
Graham Corp.	63	1
* Genco Shipping & Trading Ltd.	148	1
* CAI International Inc.	69	1
* FuelCell Energy Inc.	879	1
* Ameresco Inc. Class A	93	1
* DXP Enterprises Inc.	43	1
* Sterling Construction Co. Inc.	81	1
LB Foster Co. Class A	42	1
Intersections Inc.	66	1
* Orion Marine Group Inc.	156	1
* NN Inc.	130	1
* American Railcar Industries Inc.	54	1
* Active Power Inc.	639	1
* Xerium Technologies Inc.	69	1
CDI Corp.	86	1
Insteel Industries Inc.	92	1
* InnerWorkings Inc.	127	1
Aceto Corp.	176	1
* American Reprographics Co.	234	1
* Republic Airways Holdings Inc.	284	1
* AT Cross Co. Class A	82	1
* Eagle Bulk Shipping Inc.	443	1
Schawk Inc. Class A	70	1
* TMS International Corp. Class A	115	1
* Valence Technology Inc.	657	1
* Hudson Highland Group Inc.	151	1
* Flow International Corp.	311	1
* School Specialty Inc.	83	1
* TRC Cos. Inc.	156	1
* Heritage-Crystal Clean Inc.	46	1
Alamo Group Inc.	33	1
* Covenant Transportation Group Inc. Class A	154	1
* Franklin Covey Co.	78	1
* Lydall Inc.	68	1
* Roadrunner Transportation Systems Inc.	48	1
* GP Strategies Corp.	59	1
* Essex Rental Corp.	175	1
* WCA Waste Corp.	164	1
* UniTek Global Services Inc.	135	1
* Patriot Transportation Holding Inc.	31	1
VSE Corp.	28	1
* Casella Waste Systems Inc. Class A	120	1
Met-Pro Corp.	69	1
* Hill International Inc.	125	1
Baltic Trading Ltd.	133	1
* Satcon Technology Corp.	503	1
* Pike Electric Corp.	79	1
American Woodmark Corp.	42	1
Lawson Products Inc.	39	1
* Coleman Cable Inc.	53	1
LSI Industries Inc.	88	1
Barrett Business Services Inc.	45	1
SeaCube Container Leasing Ltd.	47	1

34

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Ener1 Inc.	1,592	1
* Builders FirstSource Inc.	311	1
* Tecumseh Products Co. Class A	75	1
* Universal Truckload Services Inc.	39	1
* Energy Recovery Inc.	224	1
* Park-Ohio Holdings Corp.	36	1
* Argan Inc.	55	1
International Shipholding Corp.	31	1
Preformed Line Products Co.	10	1
Compx International Inc.	37	1
* Omega Flex Inc.	40	1
* Fuel Tech Inc.	88	1
* Ultrapetrol Bahamas Ltd.	128	—
* PowerSecure International Inc.	92	—
Courier Corp.	57	—
* Excel Maritime Carriers Ltd. Class A	197	—
* Broadwind Energy Inc.	439	—
* Astronics Corp. Class B	2	—
		6,278
Information Technology (18.0%)
* Apple Inc.	3,814	1,468
International Business Machines Corp.	4,995	859
Microsoft Corp.	30,598	814
* Google Inc. Class A	1,036	560
Oracle Corp.	15,838	445
Intel Corp.	21,863	440
Cisco Systems Inc.	22,625	355
QUALCOMM Inc.	6,868	353
Hewlett-Packard Co.	8,902	232
* EMC Corp.	8,464	191
Visa Inc. Class A	2,151	189
* eBay Inc.	4,742	146
Mastercard Inc. Class A	441	145
Accenture plc Class A	2,656	142
Texas Instruments Inc.	4,777	125
Automatic Data Processing Inc.	2,056	103
* Dell Inc.	6,742	100
Corning Inc.	6,458	97
* Cognizant Technology Solutions Corp. Class A	1,252	79
Broadcom Corp. Class A	2,206	79
* Yahoo! Inc.	5,360	73
* Salesforce.com Inc.	551	71
* Intuit Inc.	1,245	61
Applied Materials Inc.	5,423	61
* NetApp Inc.	1,513	57
* Symantec Corp.	3,108	53
* Adobe Systems Inc.	2,076	52
* Motorola Solutions Inc.	1,238	52
Altera Corp.	1,326	48
Xerox Corp.	5,765	48
* Citrix Systems Inc.	773	47
* Juniper Networks Inc.	2,193	46
Western Union Co.	2,602	43
Analog Devices Inc.	1,233	41
* Motorola Mobility Holdings Inc.	1,073	40
* Teradata Corp.	695	36
* SanDisk Corp.	981	36
Paychex Inc.	1,329	36
Amphenol Corp. Class A	725	34
Xilinx Inc.	1,093	34
CA Inc.	1,582	33
* Fiserv Inc.	592	33
* VMware Inc. Class A	350	33
* NVIDIA Corp.	2,470	33

35

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Red Hat Inc.	796	31
* Electronic Arts Inc.	1,372	31
Fidelity National Information Services Inc.	1,082	30
* BMC Software Inc.	730	30
* Western Digital Corp.	958	28
Maxim Integrated Products Inc.	1,219	28
* Marvell Technology Group Ltd.	2,095	28
* F5 Networks Inc.	334	27
Linear Technology Corp.	939	27
* Autodesk Inc.	945	27
Avago Technologies Ltd.	789	26
National Semiconductor Corp.	1,038	26
Microchip Technology Inc.	785	26
KLA-Tencor Corp.	693	25
* First Solar Inc.	246	25
* Rovi Corp.	466	23
VeriSign Inc.	695	22
Harris Corp.	525	21
* Micron Technology Inc.	3,568	21
* Amdocs Ltd.	766	21
Activision Blizzard Inc.	1,746	21
* ANSYS Inc.	379	20
* Alliance Data Systems Corp.	211	20
Computer Sciences Corp.	639	20
* Lam Research Corp.	514	19
* Varian Semiconductor Equipment Associates Inc.	311	19
* Trimble Navigation Ltd.	480	18
* Informatica Corp.	415	17
* Nuance Communications Inc.	933	17
* Equinix Inc.	184	17
* Atmel Corp.	1,883	17
* SAIC Inc.	1,130	17
* Akamai Technologies Inc.	769	17
* Polycom Inc.	691	16
* Advanced Micro Devices Inc.	2,407	16
Solera Holdings Inc.	277	16
FLIR Systems Inc.	626	16
* LSI Corp.	2,371	16
* Skyworks Solutions Inc.	779	16
Factset Research Systems Inc.	181	16
* Avnet Inc.	599	16
* Riverbed Technology Inc.	632	16
* MICROS Systems Inc.	318	15
* Synopsys Inc.	574	15
* Rackspace Hosting Inc.	404	15
* Cree Inc.	450	15
* TIBCO Software Inc.	650	15
Global Payments Inc.	313	14
* Arrow Electronics Inc.	453	14
* VeriFone Systems Inc.	399	14
* Gartner Inc.	381	14
* ON Semiconductor Corp.	1,830	13
Jabil Circuit Inc.	754	13
InterDigital Inc.	179	13
* IAC/InterActiveCorp	315	12
* JDS Uniphase Corp.	933	12
Molex Inc.	530	12
Total System Services Inc.	635	12
* Ingram Micro Inc.	630	11
* NCR Corp.	621	11
Cypress Semiconductor Corp.	659	10
* Ariba Inc.	380	10
Broadridge Financial Solutions Inc.	484	10
* Lexmark International Inc. Class A	312	10

36

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Jack Henry & Associates Inc.	340	10
* Acme Packet Inc.	211	10
* Cadence Design Systems Inc.	1,057	10
National Instruments Corp.	360	9
* Fortinet Inc.	475	9
* Teradyne Inc.	734	9
* Tech Data Corp.	185	9
* Parametric Technology Corp.	472	8
* WebMD Health Corp.	235	8
* Genpact Ltd.	500	8
* Netlogic Microsystems Inc.	273	8
ADTRAN Inc.	259	8
* Novellus Systems Inc.	287	8
* Zebra Technologies Corp.	219	8
* Universal Display Corp.	156	8
* Concur Technologies Inc.	180	8
* Brocade Communications Systems Inc.	1,944	8
* Compuware Corp.	888	7
Diebold Inc.	262	7
* SuccessFactors Inc.	318	7
* Aruba Networks Inc.	346	7
* NeuStar Inc. Class A	295	7
* Dolby Laboratories Inc. Class A	219	7
* QLIK Technologies Inc.	283	7
* Vishay Intertechnology Inc.	612	7
Anixter International Inc.	118	7
* RF Micro Devices Inc.	1,117	7
* Hittite Microwave Corp.	127	7
* Finisar Corp.	370	7
* Fairchild Semiconductor International Inc. Class A	515	7
* AOL Inc.	438	7
* CACI International Inc. Class A	123	7
DST Systems Inc.	142	7
* MEMC Electronic Materials Inc.	948	7
* Wright Express Corp.	157	7
* Itron Inc.	165	7
* IPG Photonics Corp.	113	7
* International Rectifier Corp.	287	7
* Silicon Laboratories Inc.	186	6
* Cavium Inc.	199	6
Lender Processing Services Inc.	356	6
Plantronics Inc.	195	6
* GT Advanced Technologies Inc.	511	6
* CommVault Systems Inc.	179	6
* QLogic Corp.	433	6
Tellabs Inc.	1,482	6
* Blackboard Inc.	143	6
* Veeco Instruments Inc.	166	6
j2 Global Communications Inc.	188	6
* OpenTable Inc.	97	6
* Aspen Technology Inc.	350	6
* SolarWinds Inc.	235	6
* PMC - Sierra Inc.	954	6
* Progress Software Corp.	278	6
Intersil Corp. Class A	515	6
* Arris Group Inc.	527	6
* Semtech Corp.	269	6
* Microsemi Corp.	354	5
* VistaPrint NV	185	5
Cognex Corp.	170	5
* TiVo Inc.	511	5
MAXIMUS Inc.	144	5
* Viasat Inc.	150	5
* TriQuint Semiconductor Inc.	684	5

37

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* FEI Co.	162	5
* Cymer Inc.	128	5
* Ultimate Software Group Inc.	101	5
MKS Instruments Inc.	217	5
* Monster Worldwide Inc.	532	5
* Ancestry.com Inc.	139	5
* Rambus Inc.	423	5
Blackbaud Inc.	196	5
* Coherent Inc.	111	5
Sapient Corp.	455	5
* Ciena Corp.	391	5
* ValueClick Inc.	309	5
* Convergys Corp.	442	5
* Cardtronics Inc.	189	5
* Mentor Graphics Corp.	417	5
* Taleo Corp. Class A	177	5
* Quest Software Inc.	265	5
Littelfuse Inc.	96	4
* JDA Software Group Inc.	168	4
* SunPower Corp. Class B	372	4
* Entegris Inc.	586	4
* CoreLogic Inc.	385	4
* Netgear Inc.	156	4
* Omnivision Technologies Inc.	235	4
* Take-Two Interactive Software Inc.	324	4
* EchoStar Corp. Class A	169	4
Fair Isaac Corp.	161	4
* Cirrus Logic Inc.	269	4
* MicroStrategy Inc. Class A	33	4
* Plexus Corp.	149	4
Power Integrations Inc.	123	4
* ACI Worldwide Inc.	132	4
* Acxiom Corp.	354	4
Mantech International Corp. Class A	103	4
* VirnetX Holding Corp.	178	4
* Cabot Microelectronics Corp.	93	4
* Tyler Technologies Inc.	142	4
* RightNow Technologies Inc.	109	4
* NetSuite Inc.	110	4
* Insight Enterprises Inc.	187	4
* Infinera Corp.	457	3
* Integrated Device Technology Inc.	605	3
* Benchmark Electronics Inc.	251	3
* Websense Inc.	163	3
* Scansource Inc.	107	3
* OSI Systems Inc.	85	3
* Synaptics Inc.	135	3
Heartland Payment Systems Inc.	153	3
* Synchronoss Technologies Inc.	121	3
NIC Inc.	282	3
* Euronet Worldwide Inc.	201	3
* Manhattan Associates Inc.	91	3
* Digital River Inc.	160	3
Syntel Inc.	70	3
Earthlink Inc.	433	3
* Rogers Corp.	64	3
Comtech Telecommunications Corp.	113	3
* LinkedIn Corp. Class A	37	3
* DealerTrack Holdings Inc.	166	3
* Bottomline Technologies Inc.	135	3
* Sourcefire Inc.	112	3
* SYNNEX Corp.	117	3
* Spansion Inc. Class A	204	3
* Advent Software Inc.	132	3

38

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Unisys Corp.	174	3
* Tessera Technologies Inc.	207	3
* LivePerson Inc.	247	3
* Brightpoint Inc.	301	3
* Diodes Inc.	142	3
* BroadSoft Inc.	93	3
Pegasystems Inc.	69	3
* Electronics for Imaging Inc.	192	3
* Lattice Semiconductor Corp.	478	3
* LogMeIn Inc.	86	3
* Rofin-Sinar Technologies Inc.	116	3
AVX Corp.	202	3
* Blue Coat Systems Inc.	179	3
* RealPage Inc.	126	3
* FARO Technologies Inc.	69	3
* Loral Space & Communications Inc.	46	3
* Sanmina-SCI Corp.	335	3
* Brooks Automation Inc.	273	3
* Netscout Systems Inc.	186	3
* Ceva Inc.	96	3
* Kulicke & Soffa Industries Inc.	293	3
* Verint Systems Inc.	89	3
* Checkpoint Systems Inc.	166	3
* Emulex Corp.	365	2
* TTM Technologies Inc.	220	2
* Sonus Networks Inc.	948	2
* DG FastChannel Inc.	111	2
MTS Systems Corp.	67	2
* Kenexa Corp.	114	2
* Calix Inc.	162	2
* S1 Corp.	259	2
* Power-One Inc.	314	2
* Constant Contact Inc.	124	2
* ATMI Inc.	137	2
* Maxwell Technologies Inc.	134	2
* RealD Inc.	165	2
* Silicon Graphics International Corp.	145	2
* DTS Inc.	75	2
Micrel Inc.	227	2
Forrester Research Inc.	68	2
* Harmonic Inc.	475	2
* Tekelec	314	2
Park Electrochemical Corp.	91	2
* Volterra Semiconductor Corp.	110	2
* comScore Inc.	139	2
United Online Inc.	407	2
* Ebix Inc.	134	2
* Measurement Specialties Inc.	70	2
* Freescale Semiconductor Holdings I Ltd.	190	2
* Ultratech Inc.	107	2
* Standard Microsystems Corp.	103	2
* Dice Holdings Inc.	214	2
* Monotype Imaging Holdings Inc.	183	2
Opnet Technologies Inc.	62	2
* Newport Corp.	165	2
* CSG Systems International Inc.	158	2
* Interactive Intelligence Group	65	2
* Stratasys Inc.	90	2
* Amkor Technology Inc.	476	2
Black Box Corp.	82	2
* FleetCor Technologies Inc.	71	2
EPIQ Systems Inc.	161	2
* Quantum Corp.	1,025	2
* Monolithic Power Systems Inc.	158	2

39

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Silicon Image Inc.	371	2
* Liquidity Services Inc.	81	2
* SS&C Technologies Holdings Inc.	117	2
* Formfactor Inc.	244	2
* Vocus Inc.	88	2
* Kemet Corp.	205	2
* Accelrys Inc.	289	2
* Applied Micro Circuits Corp.	327	2
* TeleTech Holdings Inc.	104	2
* STEC Inc.	194	2
* PROS Holdings Inc.	116	2
* Mercury Computer Systems Inc.	132	2
* Oplink Communications Inc.	111	2
* Super Micro Computer Inc.	133	2
* Intermec Inc.	242	2
* KIT Digital Inc.	161	2
* Booz Allen Hamilton Holding Corp.	110	2
* Nanometrics Inc.	111	2
* Photronics Inc.	270	2
* Advanced Energy Industries Inc.	175	2
* ShoreTel Inc.	250	2
* TNS Inc.	102	2
* ExlService Holdings Inc.	65	2
* Magma Design Automation Inc.	327	2
* QuinStreet Inc.	138	2
* Entropic Communications Inc.	362	2
* Fabrinet	98	2
* Powerwave Technologies Inc.	917	2
Sycamore Networks Inc.	93	2
* IntraLinks Holdings Inc.	170	2
* Electro Scientific Industries Inc.	105	2
* Ixia	184	2
iGate Corp.	139	2
* Internap Network Services Corp.	299	2
* Avid Technology Inc.	157	2
* Infospace Inc.	159	2
* NVE Corp.	23	2
* OCZ Technology Group Inc.	266	1
* LTX-Credence Corp.	261	1
* Web.com Group Inc.	155	1
* Digi International Inc.	116	1
* Zoran Corp.	179	1
Methode Electronics Inc.	145	1
* IXYS Corp.	118	1
* Oclaro Inc.	328	1
* Anaren Inc.	70	1
CTS Corp.	144	1
Cass Information Systems Inc.	38	1
* Advanced Analogic Technologies Inc.	229	1
Keynote Systems Inc.	57	1
* Ness Technologies Inc.	178	1
* Move Inc.	746	1
Daktronics Inc.	139	1
* GSI Group Inc.	139	1
* Echelon Corp.	157	1
* Openwave Systems Inc.	684	1
* XO Group Inc.	143	1
* LoopNet Inc.	73	1
* Kopin Corp.	339	1
* Symmetricom Inc.	233	1
Electro Rent Corp.	86	1
* Envestnet Inc.	107	1
* Global Cash Access Holdings Inc.	418	1
* Zygo Corp.	95	1

40

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Seachange International Inc.	158	1
* Exar Corp.	201	1
* ServiceSource International Inc.	67	1
Cohu Inc.	108	1
* Extreme Networks	431	1
* MIPS Technologies Inc. Class A	210	1
* Virtusa Corp.	74	1
* AXT Inc.	150	1
* Sigma Designs Inc.	144	1
* Lionbridge Technologies Inc.	386	1
* Supertex Inc.	59	1
* Active Network Inc.	71	1
* Integrated Silicon Solution Inc.	139	1
* Globecomm Systems Inc.	89	1
* Vishay Precision Group Inc.	76	1
* Mindspeed Technologies Inc.	196	1
* Ciber Inc.	345	1
* Pericom Semiconductor Corp.	145	1
* SciQuest Inc.	75	1
* Cray Inc.	198	1
* Rubicon Technology Inc.	87	1
* Perficient Inc.	127	1
* Inphi Corp.	139	1
* Cornerstone OnDemand Inc.	72	1
Xyratex Ltd.	130	1
* Zix Corp.	327	1
* Aeroflex Holding Corp.	126	1
* Intevac Inc.	133	1
* Multi-Fineline Electronix Inc.	57	1
ModusLink Global Solutions Inc.	262	1
Bel Fuse Inc. Class B	62	1
RealNetworks Inc.	116	1
* Rudolph Technologies Inc.	157	1
* DSP Group Inc.	163	1
* Imation Corp.	150	1
* LeCroy Corp.	115	1
Stamps.com Inc.	52	1
* Callidus Software Inc.	206	1
* Wave Systems Corp. Class A	433	1
* Anadigics Inc.	359	1
* Actuate Corp.	156	1
* Immersion Corp.	141	1
* TeleCommunication Systems Inc. Class A	256	1
Renaissance Learning Inc.	62	1
* Alpha & Omega Semiconductor Ltd.	109	1
Pulse Electronics Corp.	286	1
* Responsys Inc.	66	1
* Radisys Corp.	127	1
* Emcore Corp.	597	1
* KVH Industries Inc.	107	1
* Glu Mobile Inc.	312	1
* DemandTec Inc.	143	1
* Westell Technologies Inc. Class A	375	1
* MoneyGram International Inc.	359	1
* Ultra Clean Holdings	162	1
* Axcelis Technologies Inc.	667	1
* Computer Task Group Inc.	81	1
* Limelight Networks Inc.	354	1
* TeleNav Inc.	96	1
* Saba Software Inc.	127	1
* Digimarc Corp.	26	1
* Dot Hill Systems Corp.	493	1
* PRGX Global Inc.	147	1
* support.com Inc.	343	1

41

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* Motricity Inc.	366	1
* THQ Inc.	437	1
* Amtech Systems Inc.	78	1
Marchex Inc. Class B	84	1
* Novatel Wireless Inc.	251	1
* Aviat Networks Inc.	320	1
Communications Systems Inc.	57	1
* MoSys Inc.	207	1
* Procera Networks Inc.	100	1
* Travelzoo Inc.	22	1
* VASCO Data Security International Inc.	111	1
* ORBCOMM Inc.	347	1
* Agilysys Inc.	86	1
* Ellie Mae Inc.	139	1
Richardson Electronics Ltd.	55	1
* Dynamics Research Corp.	77	1
* Identive Group Inc.	403	1
American Software Inc. Class A	93	1
* eMagin Corp.	201	1
QAD Inc. Class A	61	1
Rimage Corp.	50	1
* Demand Media Inc.	79	1
* Smith Micro Software Inc.	355	1
* NeoPhotonics Corp.	109	1
* Rosetta Stone Inc.	49	1
* Viasystems Group Inc.	35	1
* ePlus Inc.	26	1
* Numerex Corp. Class A	106	1
* Echo Global Logistics Inc.	46	1
* SRS Labs Inc.	78	1
* SPS Commerce Inc.	35	1
* TechTarget Inc.	98	1
* PC Connection Inc.	70	1
* Deltek Inc.	94	1
* Quepasa Corp.	133	1
* Meru Networks Inc.	67	1
* PLX Technology Inc.	192	1
* MaxLinear Inc.	101	1
* X-Rite Inc.	158	1
* FriendFinder Networks Inc.	191	1
* PDF Solutions Inc.	114	1
DDi Corp.	75	1
* Convio Inc.	61	1
* Dialogic Inc.	201	1
* FalconStor Software Inc.	168	1
* SunPower Corp. Class A	37	1
* Stream Global Services Inc.	190	1
* Hackett Group Inc.	137	1
* GSI Technology Inc.	103	1
* Microvision Inc.	564	1
* NCI Inc. Class A	31	1
* Guidance Software Inc.	79	—
* BigBand Networks Inc.	300	—
* Opnext Inc.	265	—
* FSI International Inc.	180	—
		10,267
Materials (4.4%)
EI du Pont de Nemours & Co.	3,821	184
Freeport-McMoRan Copper & Gold Inc.	3,897	184
Monsanto Co.	2,205	152
Dow Chemical Co.	4,836	138
Newmont Mining Corp.	2,001	125
Praxair Inc.	1,249	123

42

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Mosaic Co.	1,134	81
Air Products & Chemicals Inc.	872	71
Alcoa Inc.	4,376	56
CF Industries Holdings Inc.	295	54
Ecolab Inc.	955	51
Cliffs Natural Resources Inc.	602	50
PPG Industries Inc.	651	50
International Paper Co.	1,799	49
Nucor Corp.	1,300	47
LyondellBasell Industries NV Class A	1,289	45
Lubrizol Corp.	265	36
Sigma-Aldrich Corp.	502	32
Celanese Corp. Class A	644	30
Sherwin-Williams Co.	370	28
Ball Corp.	693	25
Eastman Chemical Co.	294	24
Southern Copper Corp.	701	24
* Crown Holdings Inc.	644	23
FMC Corp.	296	22
Allegheny Technologies Inc.	437	22
Nalco Holding Co.	573	21
Airgas Inc.	324	21
Walter Energy Inc.	257	21
MeadWestvaco Corp.	665	18
International Flavors & Fragrances Inc.	315	18
Albemarle Corp.	360	18
United States Steel Corp.	591	18
Vulcan Materials Co.	505	18
Ashland Inc.	310	16
Royal Gold Inc.	213	16
Rock-Tenn Co. Class A	272	15
* Allied Nevada Gold Corp.	350	15
* Rockwood Holdings Inc.	268	14
Aptargroup Inc.	264	13
Domtar Corp.	161	13
Bemis Co. Inc.	413	13
* Owens-Illinois Inc.	675	13
Martin Marietta Materials Inc.	179	13
* Molycorp Inc.	220	12
Sonoco Products Co.	390	12
Reliance Steel & Aluminum Co.	294	12
Valspar Corp.	376	12
Sealed Air Corp.	659	12
Steel Dynamics Inc.	898	11
* WR Grace & Co.	288	11
RPM International Inc.	511	11
Temple-Inland Inc.	425	10
Packaging Corp. of America	401	10
* Coeur d'Alene Mines Corp.	352	10
Huntsman Corp.	759	10
Compass Minerals International Inc.	130	10
Cabot Corp.	260	9
Carpenter Technology Corp.	176	9
Cytec Industries Inc.	195	9
Scotts Miracle-Gro Co. Class A	181	9
Greif Inc. Class A	152	8
* Hecla Mining Co.	1,106	8
* Solutia Inc.	486	8
Silgan Holdings Inc.	198	7
Sensient Technologies Corp.	202	7
* Intrepid Potash Inc.	212	7
Olin Corp.	324	6
* Stillwater Mining Co.	418	6
NewMarket Corp.	36	6

43

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
Titanium Metals Corp.	359	6
Commercial Metals Co.	476	6
* Chemtura Corp.	408	5
* Thompson Creek Metals Co. Inc.	621	5
PolyOne Corp.	397	5
Balchem Corp.	121	5
HB Fuller Co.	215	5
Buckeye Technologies Inc.	173	5
Arch Chemicals Inc.	98	5
Schnitzer Steel Industries Inc.	99	4
Globe Specialty Metals Inc.	266	4
Schweitzer-Mauduit International Inc.	71	4
Minerals Technologies Inc.	73	4
Worthington Industries Inc.	255	4
Innophos Holdings Inc.	97	4
* Louisiana-Pacific Corp.	590	4
AK Steel Holding Corp.	433	4
* OM Group Inc.	121	4
Kaiser Aluminum Corp.	72	4
Westlake Chemical Corp.	80	4
Texas Industries Inc.	102	4
* Calgon Carbon Corp.	223	4
Eagle Materials Inc.	176	3
* Clearwater Paper Corp.	92	3
* RTI International Metals Inc.	123	3
* Kraton Performance Polymers Inc.	129	3
* Georgia Gulf Corp.	140	3
Haynes International Inc.	51	3
* Ferro Corp.	353	3
* LSB Industries Inc.	73	3
Koppers Holdings Inc.	86	3
AMCOL International Corp.	98	3
* Graphic Packaging Holding Co.	649	3
PH Glatfelter Co.	190	3
Gold Resource Corp.	115	3
* Innospec Inc.	100	3
Deltic Timber Corp.	46	3
* Golden Star Resources Ltd.	1,083	3
* Century Aluminum Co.	216	3
Boise Inc.	422	3
* US Gold Corp.	419	3
Stepan Co.	34	3
* Graham Packaging Co. Inc.	100	3
* KapStone Paper and Packaging Corp.	169	3
A Schulman Inc.	138	3
* Jaguar Mining Inc.	407	3
* Materion Corp.	86	2
Kronos Worldwide Inc.	98	2
* Horsehead Holding Corp.	209	2
Zep Inc.	114	2
Quaker Chemical Corp.	60	2
* TPC Group Inc.	62	2
* Flotek Industries Inc.	245	2
Myers Industries Inc.	147	2
* Paramount Gold and Silver Corp.	606	1
* STR Holdings Inc.	128	1
Hawkins Inc.	40	1
Wausau Paper Corp.	208	1
* Vista Gold Corp.	398	1
American Vanguard Corp.	113	1
Neenah Paper Inc.	74	1
* Midway Gold Corp.	481	1
FutureFuel Corp.	108	1
* General Moly Inc.	294	1

44

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
* AM Castle & Co.	96	1
* Universal Stainless & Alloy	34	1
* Noranda Aluminum Holding Corp.	98	1
* Zoltek Cos. Inc.	122	1
* Golden Minerals Co.	81	1
* Senomyx Inc.	245	1
Olympic Steel Inc.	49	1
* Omnova Solutions Inc.	230	1
* Spartech Corp.	218	1
* Revett Minerals Inc.	199	1
* Headwaters Inc.	421	1
* Handy & Harman Ltd.	57	1
Chase Corp.	61	1
* United States Lime & Minerals Inc.	17	1
* Landec Corp.	115	1
* AEP Industries Inc.	24	1
* Verso Paper Corp.	286	1
* Metals USA Holdings Corp.	49	1
KMG Chemicals Inc.	37	1
NL Industries Inc.	37	1
* US Energy Corp. Wyoming	163	—
		2,479
Telecommunication Services (2.8%)
AT&T Inc.	24,418	695
Verizon Communications Inc.	11,666	422
CenturyLink Inc.	2,517	91
* American Tower Corp. Class A	1,632	88
* Crown Castle International Corp.	1,195	52
* Sprint Nextel Corp.	12,307	46
Frontier Communications Corp.	4,104	31
* NII Holdings Inc.	703	27
Windstream Corp.	2,103	27
* SBA Communications Corp. Class A	444	17
* MetroPCS Communications Inc.	1,087	12
* Level 3 Communications Inc.	6,671	12
* tw telecom inc Class A	591	11
Telephone & Data Systems Inc.	357	9
AboveNet Inc.	96	6
* Global Crossing Ltd.	138	4
* PAETEC Holding Corp.	516	3
* Cincinnati Bell Inc.	837	3
* United States Cellular Corp.	64	3
* Cogent Communications Group Inc.	189	3
* Clearwire Corp. Class A	834	3
NTELOS Holdings Corp.	127	2
* Leap Wireless International Inc.	262	2
Consolidated Communications Holdings Inc.	116	2
* Vonage Holdings Corp.	556	2
* Premiere Global Services Inc.	225	2
* Neutral Tandem Inc.	158	2
* General Communication Inc. Class A	211	2
Alaska Communications Systems Group Inc.	240	2
* Pendrell Corp.	780	2
Shenandoah Telecommunications Co.	127	2
* Cbeyond Inc.	163	2
* 8x8 Inc.	339	1
IDT Corp. Class B	65	1
USA Mobility Inc.	90	1
Atlantic Tele-Network Inc.	41	1
* Iridium Communications Inc.	171	1
SureWest Communications	87	1
* Towerstream Corp.	267	1
* Fairpoint Communications Inc.	153	1
* inContact Inc.	233	1

45

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

		Market
		Value
	Shares	($000)
HickoryTech Corp.	96	1
Globalstar Inc.	837	1
* * Boingo Wireless Inc.	78	1
		1,599
Utilities (3.7%)
Southern Co.	3,493	144
Exelon Corp.	2,725	117
Dominion Resources Inc.	2,369	115
Duke Energy Corp.	5,477	104
NextEra Energy Inc.	1,736	98
American Electric Power Co. Inc.	1,982	77
FirstEnergy Corp.	1,721	76
Public Service Enterprise Group Inc.	2,081	71
PG&E Corp.	1,637	69
PPL Corp.	2,375	69
Consolidated Edison Inc.	1,204	68
Progress Energy Inc.	1,212	59
Sempra Energy	986	52
Edison International	1,340	50
Xcel Energy Inc.	1,992	49
Entergy Corp.	733	48
DTE Energy Co.	697	35
CenterPoint Energy Inc.	1,751	35
Oneok Inc.	442	31
Wisconsin Energy Corp.	964	30
Ameren Corp.	995	30
Constellation Energy Group Inc.	768	30
* AES Corp.	2,709	29
Northeast Utilities	729	25
NiSource Inc.	1,153	25
* NRG Energy Inc.	995	23
American Water Works Co. Inc.	724	22
* Calpine Corp.	1,447	21
National Fuel Gas Co.	341	21
CMS Energy Corp.	1,041	20
OGE Energy Corp.	404	20
Pinnacle West Capital Corp.	428	19
NSTAR	406	19
SCANA Corp.	451	18
Alliant Energy Corp.	435	18
Pepco Holdings Inc.	884	17
MDU Resources Group Inc.	739	16
TECO Energy Inc.	842	15
Integrys Energy Group Inc.	307	15
ITC Holdings Corp.	200	15
NV Energy Inc.	924	14
DPL Inc.	458	14
UGI Corp.	438	13
Questar Corp.	695	13
AGL Resources Inc.	307	13
Aqua America Inc.	542	12
Westar Energy Inc.	446	12
Atmos Energy Corp.	354	12
Great Plains Energy Inc.	533	10
Nicor Inc.	179	10
* GenOn Energy Inc.	3,038	9
Hawaiian Electric Industries Inc.	376	9
Vectren Corp.	323	9
Piedmont Natural Gas Co. Inc.	284	9
Cleco Corp.	242	9
WGL Holdings Inc.	204	8
New Jersey Resources Corp.	165	8
IDACORP Inc.	199	8
Portland General Electric Co.	302	7

46

Vanguard® Russell 3000 Index Fund
Schedule of Investments
August 31, 2011

Market
Value
Shares	($000)
UIL Holdings Corp.	203	7
Southwest Gas Corp.	184	7
South Jersey Industries Inc.	122	6
El Paso Electric Co.	179	6
Avista Corp.	236	6
Unisource Energy Corp.	151	6
PNM Resources Inc.	360	5
NorthWestern Corp.	154	5
Allete Inc.	133	5
Northwest Natural Gas Co.	113	5
Black Hills Corp.	166	5
Atlantic Power Corp.	298	5
Empire District Electric Co.	186	4
MGE Energy Inc.	91	4
California Water Service Group	189	4
CH Energy Group Inc.	63	4
Laclede Group Inc.	89	4
Otter Tail Corp.	146	3
American States Water Co.	77	3
*	Dynegy Inc. Class A	472	2
Central Vermont Public Service Corp.	54	2
Chesapeake Utilities Corp.	39	2
Unitil Corp.	55	1
Middlesex Water Co.	76	1
SJW Corp.	59	1
Ormat Technologies Inc.	73	1
Connecticut Water Service Inc.	41	1
York Water Co.	61	1
Pennichuck Corp.	34	1
Artesian Resources Corp. Class A	36	1
Consolidated Water Co. Ltd	76	1
*	Cadiz Inc. .	60	1
2,124
Total Common Stocks (Cost $58,420)	56,719
Coupon
Temporary Cash Investment (0.3%)[1]
Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund (Cost $196)	0.132%	196,290	196
Total Investments (99.9%) (Cost $58,616)	56,915
Other Assets and Liabilities—Net (0.1%)	62
Net Assets (100%)	56,977

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

47

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Scottsdale Funds and the Shareholders of Vanguard Russell 3000 Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Russell 3000 Index Fund (constituting a separate portfolio of Vanguard Scottsdale Funds, hereafter referred to as the “Fund”) as of August 31, 2011 and for the period then ended and have issued our unqualified report thereon dated October 13, 2011. Our audit included an audit of the Fund’s schedule of investments as of August 31, 2011. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 13, 2011

48

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18540_102011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2011: $370,000
Fiscal Year Ended August 31, 2010: $80,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2011: $3,978,540
Fiscal Year Ended August 31, 2010: $3,607,060

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2011: $1,341,750
Fiscal Year Ended August 31, 2010: $791,350

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended August 31, 2011: $373,830
Fiscal Year Ended August 31, 2010: $336,090

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended August 31, 2011: $16,000
Fiscal Year Ended August 31, 2010: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2011: $389,830
Fiscal Year Ended August 31, 2010: $352,090

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

VANGUARD SCOTTSDALE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 20, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.